UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:_______July 31

Date of reporting period:______January 31, 2021

Item 1. Reports to Stockholders.

Semiannual Report

JANUARY 31, 2021

	Investor	Service
Banks UltraSector ProFund	BKPIX	BKPSX
Basic Materials UltraSector ProFund	BMPIX	BMPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bull ProFund	BLPIX	BLPSX
Communication Services UltraSector ProFund	WCPIX	WCPSX
Consumer Goods UltraSector ProFund	CNPIX	CNPSX
Consumer Services UltraSector ProFund	CYPIX	CYPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas UltraSector ProFund	ENPIX	ENPSX
Oil Equipment & Services UltraSector ProFund	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Oil & Gas ProFund	SNPIX	SNPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
Telecommunications UltraSector ProFund	TCPIX	TCPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (profunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 888-PRO-FNDS (888-776-3637) or by sending and e-mail request to info@profunds.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 888-PRO-FNDS (888-776-3637) or send an email request to info@profunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account in you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Index Composition
25	Expense Examples

Schedules of Portfolio Investments
32	Banks UltraSector ProFund
34	Basic Materials UltraSector ProFund
36	Bear ProFund
37	Biotechnology UltraSector ProFund
39	Bull ProFund
42	Communication Services UltraSector ProFund
43	Consumer Goods UltraSector ProFund
45	Consumer Services UltraSector ProFund
48	Europe 30 ProFund
49	Falling U.S. Dollar ProFund
50	Financials UltraSector ProFund
54	Health Care UltraSector ProFund
57	Industrials UltraSector ProFund
60	Internet UltraSector ProFund
62	Large-Cap Growth ProFund
66	Large-Cap Value ProFund
73	Mid-Cap Growth ProFund
77	Mid-Cap ProFund
84	Mid-Cap Value ProFund
89	Nasdaq-100 ProFund
92	Oil & Gas UltraSector ProFund
94	Oil Equipment & Services UltraSector ProFund
96	Pharmaceuticals UltraSector ProFund
98	Precious Metals UltraSector ProFund
100	Real Estate UltraSector ProFund
103	Rising Rates Opportunity ProFund
104	Rising Rates Opportunity 10 ProFund
105	Rising U.S. Dollar ProFund
106	Semiconductor UltraSector ProFund
108	Short Nasdaq-100 ProFund
109	Short Oil & Gas ProFund
110	Short Precious Metals ProFund
111	Short Real Estate ProFund
112	Short Small-Cap ProFund
113	Small-Cap Growth ProFund
119	Small-Cap ProFund
122	Small-Cap Value ProFund
129	Technology UltraSector ProFund
132	Telecommunications UltraSector ProFund
134	UltraBear ProFund
135	UltraBull ProFund
138	UltraChina ProFund
140	UltraDow 30 ProFund
142	UltraEmerging Markets ProFund
144	UltraInternational ProFund
145	UltraJapan ProFund
146	UltraLatin America ProFund
148	UltraMid-Cap ProFund
155	UltraNasdaq-100 ProFund
158	UltraShort China ProFund
159	UltraShort Dow 30 ProFund
160	UltraShort Emerging Markets ProFund
161	UltraShort International ProFund
162	UltraShort Japan ProFund
163	UltraShort Latin America ProFund
164	UltraShort Mid-Cap ProFund
165	UltraShort Nasdaq-100 ProFund
166	UltraShort Small-Cap ProFund
167	UltraSmall-Cap ProFund
170	U.S. Government Plus ProFund
171	Utilities UltraSector ProFund
173	Statements of Assets and Liabilities
187	Statements of Operations
201	Statements of Changes in Net Assets
227	Financial Highlights
259	Notes to Financial Statements
296	Board Approval of InvestmentAdvisory Agreement

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This Page Intentionally Left Blank

Message from the Chairman

Dear Shareholder:

As we continue to navigate these unprecedented times, we appreciate the opportunity to reaffirm our commitment to our customers, partners and associates. ProFunds continues to focus on ensuring the safety of our associates and the effective management of our funds. I am pleased to be able to provide you with the ProFunds Semiannual Report to shareholders for the six-month reporting period ended January 31, 2021.

Economic Outlook Improves on Anticipated Vaccine Approvals

In August, equities continued a rally that began in the second calendar quarter. The rally was boosted by encouraging announcements from pharmaceutical companies developing COVID-19 vaccines and therapeutics, with both the S&P 500® and Nasdaq-100® Index reaching all-time highs after their sharp declines early in the pandemic. Promising signs included strong activity and sales growth in the manufacturing and housing sectors and second-quarter corporate earnings that beat analysts' estimates. Despite the market rally, consumer confidence slipped and retail recovery slowed largely because of Congress's inaction on additional stimulus. By the close of 2020, however, U.S. stock market indexes had reached another new all-time high.

The labor market improved, as millions of jobs were recovered and unemployment dipped to 6.9% in October. Congress also passed an additional $900 billion stimulus package in December. While third- and fourth-quarter GDP rose, it was estimated to retreat by 3.5% for 2020 overall. U.S. equities recorded a negative return in January, as measured by the S&P 500® , and the market experienced volatility as a result of short squeezes on several heavily shorted equities.

During the period, the tech-heavy Nasdaq-100® Index gained 19.0%, the S&P 500® rose 14.5%, and the Dow Jones Industrial Average® advanced 14.6%. The small-cap Russell 2000® Index climbed 40.9%, and the S&P MidCap 400® ascended 26.4%.

All ten Dow Jones U.S. Industry Indices advanced: the three leading industry sectors were consumer goods, which rose 25.6%; technology, which gained 20.0%; and industrials, which climbed 18.7%.

International Equity Markets Post Strong Returns

The COVID-19 pandemic led to a steep decline across global stock markets early in 2020. But governmental stimulus measures and the promise of vaccine breakthroughs prior to and during the reporting period helped stocks regain losses and climb to record highs by late 2020. The MSCI All Country World Index ex-US surged 19.3% for the reporting period. The MSCI EAFE® Index returned 17.6%, the MSCI Europe Index advanced 14.7%, and the Nikkei 225 Index also had a robust 29.8% gain.

The S&P/BNY Mellon Emerging 50 ADR Index (USD) returned 30.7% for the period. Chinese stocks, as measured by the S&P/BNY China Select ADR Index (USD), rose 31.5%. Latin American markets climbed 17.9% over the

1

period, as measured by the S&P/BNY Mellon Latin America 35 ADR Index (USD).

Rates Remained Low Throughout the Year as the Fed Provided Stimulus

The Federal Reserve Bank continued to provide stimulus during the reporting period through asset purchases and signaled that rates would stay near zero through late 2023. The Ryan Labs Returns Treasury Yield Curve10-Year and 30-Year Indexes declined 4.3% and 13.8%, respectively. Corporate bonds dipped 0.5%, as measured by the Markit iBoxx® $ Liquid Investment Grade Index, while the Markit iBoxx® $ Liquid High Yield Index rose 5.6%.

ProFunds Mutual Funds

Reflecting the strong U.S. equity market performance during the reporting period, ProFunds investors in our long large- and small-cap funds were rewarded in terms of performance. Assets in these two categories were responsible for sizable asset under management growth in the ProFunds lineup. Likewise, long investors in our international equity funds saw asset appreciation mirroring the returns of those indexes. Fixed income also paralleled their markets, dipping slightly. During the reporting period, assets under management in ProFunds rose 9.0% overall.

ProFunds offers numerous advantages to the shareholders in our mutual funds, including a diverse lineup of products and market exposures, expert and efficient fund management, and high correlation to our benchmark indexes to help shareholders effectively manage their risks and potentially enhance their returns.

We appreciate the trust and confidence you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

2

Allocation of Portfolio Holdings and Index Composition

4 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Banks UltraSector ProFund

Investment Objective: The Banks Ultrasector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. BanksSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	21.9%
Bank of America Corp.	12.6%
Wells Fargo & Co.	6.9%
Citigroup, Inc.	6.8%
Truist Financial Corp.	3.6%

Dow Jones U.S. BanksSM
Index – Composition

% of Index
Diversified Banks	69%
Regional Banks	31%

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Basic MaterialsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	74%
Total Exposure	151%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	14.2%
Air Products & Chemicals, Inc.	6.5%
DuPont de Nemours, Inc.	6.4%
Ecolab, Inc.	5.6%
Newmont Corp.	5.3%

Dow Jones U.S. Basic MaterialsSM
Index – Composition

% of Index
Chemicals	82%
Metals & Mining	18%

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the S&P 500® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(11)%
Swap Agreements	(89)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	14%
Consumer Discretionary	13%
Communication Services	11%
Financials	10%
Industrials	8%
Consumer Staples	6%
Utilities	3%
Materials	3%
Real Estate	2%
Energy	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 5

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. BiotechnologySM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	77%
Total Exposure	151%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	12.3%
Amgen, Inc.	9.6%
Gilead Sciences, Inc.	5.6%
Illumina, Inc.	4.3%
Vertex Pharmaceuticals, Inc.	4.1%

Dow Jones U.S. BiotechnologySM
Index – Composition

% of Index
Biotechnology	78%
Life Sciences Tools & Services	22%

Bull ProFund

Investment Objective: The Bull ProFund seeks investment results, before fees and expenses, that correspond to the return of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Futures Contracts	7%
Swap Agreements	23%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.7%
Microsoft Corp.	3.9%
Amazon.com, Inc.	3.0%
Alphabet, Inc.	2.4%
Facebook, Inc.	1.4%

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	14%
Consumer Discretionary	13%
Communication Services	11%
Financials	10%
Industrials	8%
Consumer Staples	6%
Utilities	3%
Materials	3%
Real Estate	2%
Energy	2%

Communication Services UltraSector ProFund

Investment Objective: The Communication Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Communication Services Select SectorSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	18.1%
Facebook, Inc.	15.5%
Activision Blizzard, Inc.	3.7%
Netflix, Inc.	3.6%
Comcast Corp.	3.3%

S&P Communication Services Select SectorSM
 Index – Composition

% of Index
Media & Entertainment	86%
Telecommunication Services	14%

6 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Consumer GoodsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Tesla, Inc.	13.9%
The Procter & Gamble Co.	7.3%
PepsiCo, Inc.	4.4%
The Coca-Cola Co.	4.3%
NIKE, Inc.	3.9%

Dow Jones U.S. Consumer GoodsSM
Index – Composition

% of Index
Food, Beverage & Tobacco	33%
Automobiles & Components	26%
Household & Personal Products	18%
Consumer Durables & Apparel	16%
Media & Entertainment	5%
Capital Goods	1%
Retailing	1%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Consumer ServicesSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	73%
Total Exposure	151%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	21.2%
The Walt Disney Co.	4.7%
The Home Depot, Inc.	4.5%
Netflix, Inc.	3.6%
Comcast Corp.	3.5%

Dow Jones U.S. Consumer ServicesSM
 Index – Composition

% of Index
Retailing	50%
Media & Entertainment	23%
Consumer Services	13%
Food & Staples Retailing	9%
Transportation	3%
Commercial & Professional Services	1%
Health Care Equipment & Services	1%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks investment results, before fees and expenses, that correspond to the return of the ProFunds Europe 30 Index®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
ASML Holding N.V.	7.1%
SAP SE	5.2%
Royal Dutch Shell PLC	5.0%
Rio Tinto PLC	4.7%
NOVO Nordisk A/S	4.5%

ProFunds Europe 30 Index®

Industry Breakdown	% of Index
Health Care	19%
Energy	18%
Information Technology	18%
Financials	12%
Consumer Staples	12%
Materials	7%
Industrials	5%
Communication Services	3%
Consumer Discretionary	3%
Utilities	3%
Country Composition
United Kingdom	39%
Netherlands	16%
Germany	10%
France	8%
Other	27%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 7

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks investment results, before fees and expenses, that correspond to the return of the basket of non-U.S. currencies included in the U.S. Dollar Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. FinancialsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	5.7%
JPMorgan Chase & Co.	5.1%
Visa, Inc.	4.2%
Mastercard, Inc.	3.6%
Bank of America Corp.	2.9%

Dow Jones U.S. FinancialsSM
Index – Composition

% of Index
Diversified Financials	31%
Banks	25%
Real Estate	19%
Insurance	13%
Software & Services	11%
Commercial & Professional Services	1%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Health CareSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	6.7%
UnitedHealth Group, Inc.	4.9%
Abbott Laboratories	3.4%
Thermo Fisher Scientific, Inc.	3.1%
Pfizer, Inc.	3.1%

Dow Jones U.S. Health CareSM
Index – Composition

% of Index
Diversified Financials	31%
Banks	25%
Real Estate	19%
Insurance	13%
Software & Services	11%
Commercial & Professional Services	1%

8 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. IndustrialsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
PayPal Holdings, Inc.	4.9%
Accenture PLC	2.7%
Honeywell International, Inc.	2.4%
Union Pacific Corp.	2.4%
United Parcel Service, Inc.	2.0%

Dow Jones U.S. IndustrialsSM
Index – Composition

% of Index
Capital Goods	48%
Software & Services	22%
Transportation	13%
Materials	6%
Technology Hardware & Equipment	6%
Commercial & Professional Services	5%

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half (1.5x) the return of the Dow Jones Internet CompositeSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	7.3%
Alphabet, Inc.	6.6%
Facebook, Inc.	4.9%
PayPal Holdings, Inc.	4.1%
Netflix, Inc.	3.7%

Dow Jones Internet CompositeSM
Index – Composition

% of Index
Interactive Media & Services	26%
Software	22%
Internet & Direct Marketing Retail	19%
IT Services	13%
Communications Equipment	9%
Entertainment	5%
Health Care Technology	5%
Diversified Telecommunication Services	1%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the return of the S&P 500® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	12.6%
Microsoft Corp.	10.5%
Amazon.com, Inc.	8.2%
Alphabet, Inc.	6.5%
Facebook, Inc.	3.7%

S&P 500® Growth Index – Composition

% of Index
Information Technology	41%
Consumer Discretionary	18%
Communication Services	14%
Health Care	12%
Industrials	5%
Consumer Staples	3%
Financials	3%
Materials	2%
Real Estate	1%
Utilities	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 9

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the return of the S&P 500® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.1%
JPMorgan Chase & Co.	2.7%
The Walt Disney Co.	2.1%
Johnson & Johnson	1.8%
Intel Corp.	1.6%

S&P 500® Value Index – Composition

% of Index
Financials	21%
Health Care	15%
Information Technology	11%
Industrials	11%
Consumer Staples	9%
Consumer Discretionary	8%
Communication Services	7%
Energy	6%
Utilities	5%
Real Estate	4%
Materials	3%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the return of the S&P MidCap 400® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Generac Holdings, Inc.	1.5%
Monolithic Power Systems, Inc.	1.4%
SolarEdge Technologies, Inc.	1.4%
Cognex Corp.	1.4%
PTC, Inc.	1.3%

S&P MidCap 400® Growth
Index – Composition

% of Index
Information Technology	21%
Industrials	19%
Health Care	19%
Consumer Discretionary	16%
Financials	9%
Real Estate	5%
Materials	4%
Consumer Staples	3%
Communication Services	2%
Energy	1%
Utilities	1%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks investment results, before fees and expenses, that correspond to the return of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	52%
Swap Agreements	48%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Generac Holdings, Inc.	0.4%
Penn National Gaming, Inc.	0.4%
Monolithic Power Systems, Inc.	0.4%
SolarEdge Technologies, Inc.	0.4%
Caesars Entertainment, Inc.	0.4%

S&P MidCap 400® – Composition

% of Index
Industrials	17%
Information Technology	16%
Consumer Discretionary	15%
Financials	15%
Health Care	12%
Real Estate	9%
Materials	6%
Consumer Staples	4%
Utilities	3%
Communication Services	2%
Energy	1%

10 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the return of the S&P MidCap 400® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
East West Bancorp, Inc.	0.8%
Owens Corning	0.8%
Omega Healthcare Investors, Inc.	0.8%
Lear Corp.	0.8%
Alleghany Corp.	0.8%

S&P MidCap 400® Value
Index – Composition

% of Index
Financials	22%
Industrials	17%
Consumer Discretionary	15%
Real Estate	13%
Information Technology	9%
Materials	7%
Utilities	6%
Health Care	5%
Consumer Staples	4%
Communication Services	1%
Energy	1%

Nasdaq-100 ProFund

Investment Objective: The Nasdaq-100 ProFund seeks investment results, before fees and expenses, that correspond to the return of the Nasdaq-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	45%
Futures Contracts	3%
Swap Agreements	52%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	2.8%
Tesla, Inc.	2.3%

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Consumer Discretionary	19%
Communication Services	18%
Health Care	7%
Consumer Staples	5%
Industrials	2%
Utilities	1%

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Oil & GasSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	79%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	16.7%
Chevron Corp.	14.5%
ConocoPhillips	4.8%
Schlumberger, Ltd.	2.7%
EOG Resources, Inc.	2.6%

Dow Jones U.S. Oil & GasSM
Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89%
Energy Equipment & Services	9%
Semiconductors & Semiconductor Equipment	1%
Electric Utilities	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 11

Oil Equipment & Services UltraSector ProFund

Investment Objective: The Oil Equipment & Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Select Oil Equipment & ServicesSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	16.0%
Halliburton Co.	15.0%
ChampionX Corp.	3.8%
Transocean, Ltd.	3.8%
TechnipFMC PLC	3.7%

Dow Jones U.S. Select Oil Equipment & ServicesSM
 Index – Composition

% of Index
Oil & Gas Equipment & Services	86%
Oil & Gas Drilling	14%

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. PharmaceuticalsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	18.6%
Pfizer, Inc.	13.3%
Eli Lilly & Co.	4.6%
Catalent, Inc.	4.4%
Horizon Therapeutics PLC	3.6%

Dow Jones U.S. Select PharmaceuticalsSM Index – Composition

% of Index
Pharmaceuticals	96%
Biotechnology	4%

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones Precious MetalsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Newmont Corp.	14.0%
Barrick Gold Corp.	11.6%
Franco-Nevada Corp.	6.6%
Wheaton Precious Metals Corp.	5.4%
Agnico Eagle Mines, Ltd.	4.9%

Dow Jones Precious MetalsSM
Index – Composition

% of Index
Gold	93%
Silver	7%

12 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Real EstateSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	72%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	6.9%
Prologis, Inc.	5.2%
Crown Castle International Corp.	4.7%
Equinix, Inc.	4.5%
Digital Realty Trust, Inc.	2.8%

Dow Jones U.S. Real EstateSM
Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Professional Services	3%
Mortgage Real Estate Investment Trusts (REITs)	3%
Real Estate Management & Development	3%

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the return of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 13

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the basket of currencies included in the U.S. Dollar Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. SemiconductorsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	12.8%
Intel Corp.	9.1%
Broadcom, Inc.	7.3%
Qualcomm, Inc.	7.0%
Texas Instruments, Inc.	6.1%

Dow Jones U.S. SemiconductorsSM
 Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Short Nasdaq-100 ProFund

Investment Objective: The Short Nasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Nasdaq-100® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(11)%
Swap Agreements	(88)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Consumer Discretionary	19%
Communication Services	18%
Health Care	7%
Consumer Staples	5%
Industrials	2%
Utilities	1%

14 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. Oil & GasSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & GasSM
Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89%
Energy Equipment & Services	9%
Semiconductors & Semiconductor Equipment	1%
Electric Utilities	1%

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones Precious MetalsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM
Index – Composition

% of Index
Gold	93%
Silver	7%

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Dow Jones U.S. Real EstateSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real EstateSM
Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Professional Services	3%
Mortgage Real Estate Investment Trusts (REITs)	3%
Real Estate Management & Development	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 15

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Russell 2000® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(5)%
Swap Agreements	(95)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Health Care	22%
Industrials	16%
Financials	14%
Consumer Discretionary	14%
Information Technology	14%
Real Estate	6%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	2%
Energy	2%

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the return of the S&P SmallCap 600® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
GameStop Corp.	1.8%
Cleveland-Cliffs, Inc.	1.3%
NeoGenomics, Inc.	1.3%
Proto Labs, Inc.	1.2%
Omnicell, Inc.	1.1%

S&P SmallCap 600® Growth
Index – Composition

% of Index
Information Technology	19%
Health Care	18%
Industrials	17%
Consumer Discretionary	16%
Financials	9%
Real Estate	5%
Materials	5%
Consumer Staples	5%
Communication Services	3%
Energy	2%
Utilities	1%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks investment results, before fees and expenses, that correspond to the return of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	27%
Futures Contracts	1%
Swap Agreements	72%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Plug Power, Inc.	0.3%
GameStop Corp.	0.2%
Penn National Gaming, Inc.	0.2%
Novavax, Inc.	0.1%
Caesars Entertainment, Inc.	0.1%

Russell 2000® Index – Composition

% of Index
Health Care	22%
Industrials	16%
Financials	14%
Consumer Discretionary	14%
Information Technology	14%
Real Estate	6%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	2%
Energy	2%

16 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the return of the S&P SmallCap 600® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
GameStop Corp.	2.1%
Macy's, Inc.	1.0%
Bed Bath & Beyond, Inc.	1.0%
Resideo Technologies, Inc.	0.7%
BankUnited, Inc.	0.7%

S&P SmallCap 600® Value
Index – Composition

% of Index
Financials	23%
Industrials	17%
Consumer Discretionary	16%
Real Estate	10%
Information Technology	9%
Health Care	7%
Materials	6%
Energy	5%
Consumer Staples	3%
Communication Services	2%
Utilities	2%

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. TechnologySM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	15.3%
Microsoft Corp.	12.7%
Alphabet, Inc.	7.9%
Facebook, Inc.	4.5%
NVIDIA Corp.	2.3%

Dow Jones U.S. TechnologySM
Index – Composition

% of Index
Software & Services	38%
Technology Hardware & Equipment	24%
Semiconductors & Semiconductor Equipment	18%
Media & Entertainment	18%
Retailing	1%
Health Care Equipment & Services	1%

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. Select TelecommunicationsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	70%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	16.8%
Verizon Communications, Inc.	16.5%
Arista Networks, Inc.	4.1%
Cisco Systems, Inc.	3.7%
Motorola Solutions, Inc.	3.6%

Dow Jones U.S. Select TelecommunicationsSM
Index – Composition

% of Index
Diversified Telecommunication Services	55%
Communications Equipment	35%
Wireless Telecommunication Services	6%
Household Durables	4%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 17

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P 500® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(185)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	14%
Consumer Discretionary	13%
Communication Services	11%
Financials	10%
Industrials	8%
Consumer Staples	6%
Utilities	3%
Materials	3%
Real Estate	2%
Energy	2%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P 500® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	—	%(a)
Swap Agreements	136%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

(a) Amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.3%
Microsoft Corp.	3.6%
Amazon.com, Inc.	2.8%
Alphabet, Inc.	2.2%
Facebook, Inc.	1.3%

S&P 500® – Composition

% of Index
Information Technology	28%
Health Care	14%
Consumer Discretionary	13%
Communication Services	11%
Financials	10%
Industrials	8%
Consumer Staples	6%
Utilities	3%
Materials	3%
Real Estate	2%
Energy	2%

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P/BNY Mellon China Select ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	14.8%
NIO, Inc.	7.9%
JD.com, Inc.	7.9%
Pinduoduo, Inc.	5.9%
Baidu, Inc.	5.4%

S&P/BNY Mellon China Select ADR
Index (USD)

Industry Breakdown	% of Index
Consumer Discretionary	59%
Communication Services	20%
Energy	6%
Information Technology	4%
Industrials	4%
Health Care	3%
Financials	3%
Real Estate	1%
Country Composition
China	100%

18 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Dow Jones Industrial Average® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Futures Contracts	9%
Swap Agreements	129%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	4.6%
The Goldman Sachs Group, Inc.	3.7%
The Home Depot, Inc.	3.7%
Amgen, Inc.	3.3%
Microsoft Corp.	3.2%

Dow Jones Industrial
Average® – Composition

% of Index
Information Technology	23%
Health Care	18%
Industrials	16%
Financials	14%
Consumer Discretionary	13%
Consumer Staples	8%
Communication Services	5%
Energy	2%
Materials	1%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P/BNY Mellon Emerging 50 ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	116%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	18.5%
Alibaba Group Holding, Ltd.	15.3%
HDFC Bank, Ltd.	4.2%
JD.com, Inc.	3.7%
NIO, Inc.	3.4%

S&P/BNY Mellon Emerging 50 ADR
Index (USD)

Industry Breakdown	% of Index
Consumer Discretionary	34%
Information Technology	28%
Financials	12%
Communication Services	11%
Materials	6%
Energy	4%
Consumer Staples	2%
Industrials	1%
Health Care	1%
Real Estate	1%
Country Composition
China	48%
Taiwan	24%
India	11%
Brazil	9%
Other	8%

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE®") Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	201%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE® Index

Industry Breakdown	% of Index
Financials	17%
Industrials	15%
Health Care	13%
Consumer Discretionary	12%
Consumer Staples	11%
Information Technology	9%
Materials	8%
Communication Services	5%
Utilities	4%
Energy	3%
Real Estate	3%
Country Composition
Japan	25%
United Kingdom	12%
France	10%
Switzerland	10%
Germany	9%
Other	34%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 19

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Nikkei 225 Stock Average for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	200%
Swap Agreements	—	%(a)
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

(a) Amount is less than 0.5%.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Consumer Discretionary	22%
Industrials	19%
Information Technology	18%
Health Care	14%
Communication Services	11%
Materials	6%
Consumer Staples	6%
Real Estate	2%
Financials	2%

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P/BNY Mellon Latin America 35 ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	117%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Vale S.A.	14.4%
Petroleo Brasileiro S.A.	10.7%
Itau Unibanco Holding S.A.	6.6%
Banco Bradesco S.A.	5.2%
America Movil S.A.B. de C.V.	3.7%

S&P/BNY Mellon Latin America 35 ADR Index (USD)

Industry Breakdown	% of Index
Materials	32%
Financials	20%
Energy	15%
Consumer Staples	15%
Communication Services	8%
Utilities	6%
Industrials	4%
Country Composition
Brazil	69%
Mexico	19%
Chile	8%
Colombia	3%
Peru	1%

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P MidCap 400® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Futures Contracts	10%
Swap Agreements	132%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Generac Holdings, Inc.	0.4%
Penn National Gaming, Inc.	0.4%
Monolithic Power Systems, Inc.	0.4%
SolarEdge Technologies, Inc.	0.4%
Caesars Entertainment, Inc.	0.4%

S&P MidCap 400® – Composition

% of Index
Industrials	17%
Information Technology	16%
Consumer Discretionary	15%
Financials	15%
Health Care	12%
Real Estate	9%
Materials	6%
Consumer Staples	4%
Utilities	3%
Communication Services	2%
Energy	1%

20 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraNasdaq-100 ProFund

Investment Objective: The UltraNasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Nasdaq-100® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Futures Contracts	2%
Swap Agreements	145%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.4%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.6%
Alphabet, Inc.	3.3%
Tesla, Inc.	2.7%

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Consumer Discretionary	19%
Communication Services	18%
Health Care	7%
Consumer Staples	5%
Industrials	2%
Utilities	1%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P/BNY Mellon China Select ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(203)%
Total Exposure	(203)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon China Select ADR
Index (USD)

Industry Breakdown	% of Index
Consumer Discretionary	59%
Communication Services	20%
Energy	6%
Information Technology	4%
Industrials	4%
Health Care	3%
Financials	3%
Real Estate	1%
Country Composition
China	100%

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Dow Jones Industrial Average® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(185)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial
Average® – Composition

% of Index
Information Technology	23%
Health Care	18%
Industrials	16%
Financials	14%
Consumer Discretionary	13%
Consumer Staples	8%
Communication Services	5%
Energy	2%
Materials	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 21

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P/BNY Mellon Emerging 50 ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon Emerging 50 ADR
Index (USD)

Industry Breakdown	% of Index
Consumer Discretionary	34%
Information Technology	28%
Financials	12%
Communication Services	11%
Materials	6%
Energy	4%
Consumer Staples	2%
Industrials	1%
Health Care	1%
Real Estate	1%
Country Composition
China	48%
Taiwan	24%
India	11%
Brazil	9%
Other	8%

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE®") Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE® Index

Industry Breakdown	% of Index
Financials	17%
Industrials	15%
Health Care	13%
Consumer Discretionary	12%
Consumer Staples	11%
Information Technology	9%
Materials	8%
Communication Services	5%
Utilities	4%
Energy	3%
Real Estate	3%
Country Composition
Japan	25%
United Kingdom	12%
France	10%
Switzerland	10%
Germany	9%
Other	34%

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Nikkei 225 Stock Average for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(189)%
Swap Agreements	(11)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average –
Composition

% of Index
Consumer Discretionary	22%
Industrials	19%
Information Technology	18%
Health Care	14%
Communication Services	11%
Materials	6%
Consumer Staples	6%
Real Estate	2%
Financials	2%

22 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P/BNY Mellon Latin America 35 ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P/BNY Mellon Latin America 35 ADR Index (USD)

Industry Breakdown	% of Index
Materials	32%
Financials	20%
Energy	15%
Consumer Staples	15%
Communication Services	8%
Utilities	6%
Industrials	4%
Country Composition
Brazil	69%
Mexico	19%
Chile	8%
Colombia	3%
Peru	1%

UltraShort Mid-Cap ProFund

Investment Objective: the UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the S&P MidCap 400® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(10)%
Swap Agreements	(190)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® – Composition

% of Index
Industrials	17%
Information Technology	16%
Consumer Discretionary	15%
Financials	15%
Health Care	12%
Real Estate	9%
Materials	6%
Consumer Staples	4%
Utilities	3%
Communication Services	2%
Energy	1%

UltraShort Nasdaq-100 ProFund

Investment Objective: The UltraShort Nasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Nasdaq-100® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(186)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	48%
Consumer Discretionary	19%
Communication Services	18%
Health Care	7%
Consumer Staples	5%
Industrials	2%
Utilities	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 23

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the return of the Russell 2000® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(183)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Health Care	22%
Industrials	16%
Financials	14%
Consumer Discretionary	14%
Information Technology	14%
Real Estate	6%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	2%
Energy	2%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Russell 2000® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	55%
Futures Contracts	—	%(a)
Swap Agreements	145%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

(a) Amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Plug Power, Inc.	0.5%
GameStop Corp.	0.4%
Penn National Gaming, Inc.	0.3%
Novavax, Inc.	0.3%
Caesars Entertainment, Inc.	0.3%

Russell 2000® Index – Composition

% of Index
Health Care	22%
Industrials	16%
Financials	14%
Consumer Discretionary	14%
Information Technology	14%
Real Estate	6%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	2%
Energy	2%

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	125%
Total Exposure	125%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

24 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the Dow Jones U.S. UtilitiesSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	76%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	12.2%
Duke Energy Corp.	5.3%
The Southern Co.	4.8%
Dominion Energy, Inc.	4.6%
Exelon Corp.	3.1%

Dow Jones U.S. UtilitiesSM
Index – Composition

% of Index
Electric Utilities	61%
Multi-Utilities	28%
Water Utilities	4%
Gas Utilities	4%
Independent Power and Renewable Electricity Producers	3%

Expense Examples

26 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended January 31, 2021.

The columns below under the heading entitled "Actual" provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended January 31, 2021.

The columns below under the heading entitled "Hypothetical" provide information about hypothetical account values and hypothetical expenses based on each ProFund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Expenses Paid During Period*	Ending Account Value 1/31/21	Expenses Paid During Period*
Banks UltraSector ProFund – Investor	1.86%	$1,000.00	$1,449.80	$11.49	$1,015.83	$9.45
Banks UltraSector ProFund – Service	2.89%	1,000.00	1,442.00	17.79	1,010.64	14.65
Basic Materials UltraSector ProFund – Investor	1.78%	1,000.00	1,239.80	10.05	1,016.23	9.05
Basic Materials UltraSector ProFund – Service	2.78%	1,000.00	1,233.60	15.65	1,011.19	14.09
Bear ProFund – Investor	1.78%	1,000.00	855.40	8.32	1,016.23	9.05
Bear ProFund – Service	2.78%	1,000.00	851.10	12.97	1,011.19	14.09
Biotechnology UltraSector ProFund – Investor	1.61%	1,000.00	1,118.00	8.60	1,017.09	8.19
Biotechnology UltraSector ProFund – Service	2.60%	1,000.00	1,112.60	13.84	1,012.10	13.19
Bull ProFund – Investor	1.61%	1,000.00	1,134.00	8.66	1,017.09	8.19
Bull ProFund – Service	2.61%	1,000.00	1,128.60	14.00	1,012.05	13.24
Communication Services UltraSector ProFund – Investor	1.88%	1,000.00	1,219.40	10.52	1,015.73	9.55
Communication Services UltraSector ProFund – Service	2.88%	1,000.00	1,213.30	16.07	1,010.69	14.60
Consumer Goods UltraSector ProFund – Investor	1.78%	1,000.00	1,384.50	10.70	1,016.23	9.05
Consumer Goods UltraSector ProFund – Service	2.78%	1,000.00	1,377.70	16.66	1,011.19	14.09
Consumer Services UltraSector ProFund – Investor	1.61%	1,000.00	1,203.30	8.94	1,017.09	8.19
Consumer Services UltraSector ProFund – Service	2.61%	1,000.00	1,197.50	14.46	1,012.05	13.24
Europe 30 ProFund – Investor	1.78%	1,000.00	1,104.20	9.44	1,016.23	9.05

Expense Examples (unaudited) :: 27

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Expenses Paid During Period*	Ending Account Value 1/31/21	Expenses Paid During Period*
Europe 30 ProFund – Service	2.78%	$1,000.00	$1,100.10	$14.72	$1,011.19	$14.09
Falling U.S. Dollar ProFund – Investor	1.78%	1,000.00	1,018.90	9.06	1,016.23	9.05
Falling U.S. Dollar ProFund – Service	2.78%	1,000.00	1,013.30	14.11	1,011.19	14.09
Financials UltraSector ProFund – Investor	1.88%	1,000.00	1,222.10	10.53	1,015.73	9.55
Financials UltraSector ProFund – Service	2.88%	1,000.00	1,215.80	16.08	1,010.69	14.60
Health Care UltraSector ProFund – Investor	1.83%	1,000.00	1,159.60	9.96	1015.98	9.30
Health Care UltraSector ProFund – Service	2.79%	1,000.00	1,154.10	15.15	1011.14	14.14
Industrials UltraSector ProFund – Investor	1.77%	1,000.00	1,270.70	10.13	1,016.28	9.00
Industrials UltraSector ProFund – Service	2.77%	1,000.00	1,264.00	15.81	1,011.24	14.04
Internet UltraSector ProFund – Investor	1.58%	1,000.00	1,249.00	8.96	1,017.24	8.03
Internet UltraSector ProFund – Service	2.58%	1,000.00	1,242.90	14.59	1,012.20	13.09
Large-Cap Growth ProFund – Investor	1.63%	1,000.00	1,140.70	8.80	1,016.99	8.29
Large-Cap Growth ProFund – Service	2.63%	1,000.00	1,135.00	14.15	1,011.95	13.34
Large-Cap Value ProFund – Investor	1.99%	1,000.00	1,128.60	10.68	1,015.17	10.11
Large-Cap Value ProFund – Service	2.99%	1,000.00	1,123.10	16.00	1,010.13	15.15
Mid-Cap Growth ProFund – Investor	1.66%	1,000.00	1,232.90	9.34	1,016.84	8.44
Mid-Cap Growth ProFund – Service	2.66%	1,000.00	1,226.90	14.93	1,011.80	13.49
Mid-Cap ProFund – Investor	2.01%	1,000.00	1,249.50	11.40	1,015.07	10.21
Mid-Cap ProFund – Service	3.01%	1,000.00	1,243.40	17.02	1,010.03	15.25
Mid-Cap Value ProFund – Investor	1.77%	1,000.00	1,280.80	10.18	1,016.28	9.00
Mid-Cap Value ProFund – Service	2.77%	1,000.00	1,274.70	15.88	1,011.24	14.04
Nasdaq-100 ProFund – Investor	1.53%	1,000.00	1,176.30	8.39	1,017.49	7.78
Nasdaq-100 ProFund – Service	2.52%	1,000.00	1,170.50	13.79	1,012.50	12.78
Oil & Gas UltraSector ProFund – Investor	1.91%	1,000.00	1,156.00	10.38	1,015.58	9.70
Oil & Gas UltraSector ProFund – Service	2.91%	1,000.00	1,149.80	15.77	1,010.54	14.75
Oil Equipment & Services UltraSector ProFund – Investor	1.78%	1,000.00	1,409.00	10.81	1,016.23	9.05
Oil Equipment & Services UltraSector ProFund – Service	2.78%	1,000.00	1,402.40	16.83	1,011.19	14.09
Pharmaceuticals UltraSector ProFund – Investor	1.77%	1,000.00	1,213.90	9.88	1,016.28	9.00
Pharmaceuticals UltraSector ProFund – Service	2.77%	1,000.00	1,207.60	15.41	1,011.24	14.04
Precious Metals UltraSector ProFund – Investor	1.64%	1,000.00	707.40	7.06	1,016.94	8.34
Precious Metals UltraSector ProFund – Service	2.64%	1,000.00	703.80	11.34	1,011.90	13.39
Real Estate UltraSector ProFund – Investor	1.89%	1,000.00	1,067.50	9.85	1,015.68	9.60
Real Estate UltraSector ProFund – Service	2.89%	1,000.00	1,062.30	15.02	1,010.64	14.65
Rising Rates Opportunity ProFund – Investor	1.88%	1,000.00	1,172.90	10.30	1,015.73	9.55
Rising Rates Opportunity ProFund – Service	2.88%	1,000.00	1,167.40	15.73	1,010.69	14.60
Rising Rates Opportunity 10 ProFund – Investor	1.78%	1,000.00	1,033.30	9.12	1,016.23	9.05

28 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Expenses Paid During Period*	Ending Account Value 1/31/21	Expenses Paid During Period*
Rising Rates Opportunity 10 ProFund – Service	2.78%	$1,000.00	$1,027.70	$14.21	$1,011.19	$14.09
Rising U.S. Dollar ProFund – Investor	1.78%	1,000.00	961.80	8.80	1,016.23	9.05
Rising U.S. Dollar ProFund – Service	2.78%	1,000.00	956.80	13.71	1,011.19	14.09
Semiconductor UltraSector ProFund – Investor	1.68%	1,000.00	1,483.60	10.52	1,016.74	8.54
Semiconductor UltraSector ProFund – Service	2.68%	1,000.00	1,476.30	16.73	1,011.70	13.59
Short Nasdaq-100 ProFund – Investor	1.77%	1,000.00	803.80	8.05	1,016.28	9.00
Short Nasdaq-100 ProFund – Service	2.77%	1,000.00	799.10	12.56	1,011.24	14.04
Short Oil & Gas ProFund – Investor	1.78%	1,000.00	803.50	8.09	1,016.23	9.05
Short Oil & Gas ProFund – Service	2.76%	1,000.00	800.10	12.52	1,011.29	13.99
Short Precious Metals ProFund – Investor	1.78%	1,000.00	1,123.20	9.53	1,016.23	9.05
Short Precious Metals ProFund – Service	2.78%	1,000.00	1,116.00	14.83	1,011.19	14.09
Short Real Estate ProFund – Investor	1.78%	1,000.00	923.10	8.63	1,016.23	9.05
Short Real Estate ProFund – Service	2.78%	1,000.00	919.20	13.45	1,011.19	14.09
Short Small-Cap ProFund – Investor	1.78%	1,000.00	687.40	7.57	1,016.23	9.05
Short Small-Cap ProFund – Service	2.78%	1,000.00	683.40	11.80	1,011.19	14.09
Small-Cap Growth ProFund – Investor	1.78%	1,000.00	1,350.30	10.54	1,016.23	9.05
Small-Cap Growth ProFund – Service	2.78%	1,000.00	1,343.50	16.42	1,011.19	14.09
Small-Cap ProFund – Investor	1.85%	1,000.00	1,394.20	11.16	1,015.88	9.40
Small-Cap ProFund – Service	2.85%	1,000.00	1,387.70	17.15	1,010.84	14.44
Small-Cap Value ProFund – Investor	1.89%	1,000.00	1,394.50	11.41	1,015.68	9.60
Small-Cap Value ProFund – Service	2.89%	1,000.00	1,387.90	17.39	1,010.64	14.65
Technology UltraSector ProFund – Investor	1.61%	1,000.00	1,284.80	9.27	1,017.09	8.19
Technology UltraSector ProFund – Service	2.61%	1,000.00	1,278.70	14.99	1,012.05	13.24
Telecommunications UltraSector ProFund – Investor	1.78%	1,000.00	1,119.10	9.51	1,016.23	9.05
Telecommunications UltraSector ProFund – Service	2.78%	1,000.00	1,113.90	14.81	1,011.19	14.09
UltraBear ProFund – Investor	1.78%	1,000.00	725.60	7.74	1,016.23	9.05
UltraBear ProFund – Service	2.78%	1,000.00	722.50	12.07	1,011.19	14.09
UltraBull ProFund – Investor	1.60%	1,000.00	1,273.20	9.17	1,017.14	8.13
UltraBull ProFund – Service	2.60%	1,000.00	1,266.90	14.86	1,012.10	13.19
UltraChina ProFund – Investor	1.71%	1,000.00	1,651.60	11.43	1,016.59	8.69
UltraChina ProFund – Service	2.71%	1,000.00	1,643.20	18.05	1,011.54	13.74
UltraDow 30 ProFund – Investor	1.67%	1,000.00	1,279.60	9.60	1,016.79	8.49
UltraDow 30 ProFund – Service	2.67%	1,000.00	1,272.90	15.30	1,011.75	13.54
UltraEmerging Markets ProFund – Investor	1.77%	1,000.00	1,648.90	11.82	1,016.28	9.00
UltraEmerging Markets ProFund – Service	2.77%	1,000.00	1,640.90	18.44	1,011.24	14.04
UltraInternational ProFund – Investor	1.78%	1,000.00	1,341.20	10.50	1,016.23	9.05
UltraInternational ProFund – Service	2.78%	1,000.00	1,336.80	16.37	1,011.19	14.09
UltraJapan ProFund – Investor	1.77%	1,000.00	1,584.30	11.53	1,016.28	9.00
UltraJapan ProFund – Service	2.77%	1,000.00	1,576.90	17.99	1,011.24	14.04
UltraLatin America ProFund – Investor	1.76%	1,000.00	1,310.40	10.25	1,016.33	8.94
UltraLatin America ProFund – Service	2.76%	1,000.00	1,304.60	16.03	1,011.29	13.99
UltraMid-Cap ProFund – Investor	1.62%	1,000.00	1,548.60	10.41	1,017.04	8.24
UltraMid-Cap ProFund – Service	2.62%	1,000.00	1,540.60	16.78	1,012.00	13.29
UltraNasdaq-100 ProFund – Investor	1.57%	1,000.00	1,351.60	9.31	1,017.29	7.98
UltraNasdaq-100 ProFund – Service	2.57%	1,000.00	1,345.00	15.19	1,012.25	13.03
UltraShort China ProFund – Investor	1.78%	1,000.00	504.70	6.75	1,016.23	9.05
UltraShort China ProFund – Service	2.78%	1,000.00	502.00	10.52	1,011.19	14.09

Expense Examples (unaudited) :: 29

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Expenses Paid During Period*	Ending Account Value 1/31/21	Expenses Paid During Period*
UltraShort Dow 30 ProFund – Investor	1.78%	$1,000.00	$726.00	$7.74	$1,016.23	$9.05
UltraShort Dow 30 ProFund – Service	2.78%	1,000.00	722.80	12.07	1,011.19	14.09
UltraShort Emerging Markets ProFund – Investor	1.78%	1,000.00	535.20	6.89	1,016.23	9.05
UltraShort Emerging Markets ProFund – Service	2.78%	1,000.00	531.90	10.73	1,011.19	14.09
UltraShort International ProFund – Investor	1.78%	1,000.00	682.70	7.55	1,016.23	9.05
UltraShort International ProFund – Service	2.78%	1,000.00	679.60	11.77	1,011.19	14.09
UltraShort Japan ProFund – Investor	1.78%	1,000.00	589.70	7.13	1,016.23	9.05
UltraShort Japan ProFund – Service	2.80%	1,000.00	586.20	11.19	1,011.09	14.19
UltraShort Latin America ProFund – Investor	1.78%	1,000.00	610.80	7.23	1,016.23	9.05
UltraShort Latin America ProFund – Service	2.78%	1,000.00	608.30	11.27	1,011.19	14.09
UltraShort Mid-Cap ProFund – Investor	1.78%	1,000.00	584.30	7.11	1,016.23	9.05
UltraShort Mid-Cap ProFund –Service	2.78%	1,000.00	582.40	11.09	1,011.19	14.09
UltraShort Nasdaq-100 ProFund – Investor	1.94%	1,000.00	636.40	8.00	1,015.43	9.86
UltraShort Nasdaq-100 ProFund – Service	2.94%	1,000.00	631.70	12.09	1,010.38	14.90
UltraShort Small-Cap ProFund – Investor	1.78%	1,000.00	461.70	6.56	1,016.23	9.05
UltraShort Small-Cap ProFund – Service	2.78%	1,000.00	459.40	10.23	1,011.19	14.09
UltraSmall-Cap ProFund – Investor	1.78%	1,000.00	1,909.10	13.05	1,016.23	9.05
UltraSmall-Cap ProFund – Service	2.78%	1,000.00	1,899.40	20.32	1,011.19	14.09
U.S. Government Plus ProFund – Investor	1.47%	1,000.00	823.00	6.75	1,017.80	7.48
U.S. Government Plus ProFund – Service	2.47%	1,000.00	818.90	11.32	1,012.75	12.53
Utilities UltraSector ProFund – Investor	2.08%	1,000.00	1,042.30	10.71	1,014.72	10.56
Utilities UltraSector ProFund – Service	2.98%	1,000.00	1,037.80	15.31	1,010.18	15.10

*	Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

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Schedules of Portfolio Investments

32 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (75.0%)

	Shares	Value
Bank of America Corp. (Banks)	180,414	$5,349,275
Bank OZK (Banks)	2,868	106,575
BOK Financial Corp. (Banks)	738	54,509
Citigroup, Inc. (Banks)	49,377	2,863,372
Citizens Financial Group, Inc. (Banks)	10,129	369,101
Comerica, Inc. (Banks)	3,298	188,646
Commerce Bancshares, Inc. (Banks)	2,505	167,459
Cullen/Frost Bankers, Inc. (Banks)	1,324	122,126
East West Bancorp, Inc. (Banks)	3,359	201,338
F.N.B. Corp. (Banks)	7,638	75,311
Fifth Third Bancorp (Banks)	16,894	488,743
First Citizens BancShares, Inc.—Class A (Banks)	171	101,914
First Financial Bankshares, Inc. (Banks)	3,363	127,390
First Horizon Corp. (Banks)	13,146	182,604
First Republic Bank (Banks)	4,122	597,649
Glacier Bancorp, Inc. (Banks)	2,258	105,336
Home BancShares, Inc. (Banks)	3,598	76,278
Huntington Bancshares, Inc. (Banks)	24,114	318,908
JPMorgan Chase & Co. (Banks)	72,291	9,301,684
KeyCorp (Banks)	23,155	390,393
M&T Bank Corp. (Banks)	3,039	402,576
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	10,986	114,914
People's United Financial, Inc. (Banks)	10,066	137,502
Pinnacle Financial Partners, Inc. (Banks)	1,793	122,874
Popular, Inc. (Banks)	1,997	113,330
Prosperity Bancshares, Inc. (Banks)	2,194	147,963
Regions Financial Corp. (Banks)	22,777	387,437
Signature Bank (Banks)	1,270	209,791
SVB Financial Group* (Banks)	1,227	537,156
Synovus Financial Corp. (Banks)	3,509	130,535
TCF Financial Corp. (Banks)	3,617	140,557
TFS Financial Corp. (Thrifts & Mortgage Finance)	1,123	19,843
The PNC Financial Services Group, Inc. (Banks)	10,049	1,442,232
Truist Financial Corp. (Banks)	31,980	1,534,400
U.S. Bancorp (Banks)	32,513	1,393,182
UMB Financial Corp. (Banks)	1,021	72,460
Umpqua Holdings Corp. (Banks)	5,212	75,626
United Bankshares, Inc. (Banks)	3,078	97,449
Valley National Bancorp (Banks)	9,567	97,679
Webster Financial Corp. (Banks)	2,142	100,139
Wells Fargo & Co. (Banks)	98,056	2,929,913
Western Alliance Bancorp (Banks)	2,393	163,155
Wintrust Financial Corp. (Banks)	1,367	82,280
Zions Bancorp (Banks)	3,894	171,881
TOTAL COMMON STOCKS (Cost $27,123,762)		31,813,485

Repurchase Agreements(a)(b) (30.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $12,745,012	$12,745,000	$12,745,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,745,000)		12,745,000
TOTAL INVESTMENT SECURITIES (Cost $39,868,762)—105.0%		44,558,485
Net other assets (liabilities)—(5.0)%		(2,141,538)
NET ASSETS—100.0%		$42,416,947

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $6,005,000.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 33

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	2/23/21	0.59%	$15,952,820	$(829,028)
Dow Jones U.S. Banks Index	UBS AG	2/23/21	0.44%	16,081,680	(809,052)
				$32,034,500	$(1,638,080)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Banks	$31,678,728	74.7%
Thrifts & Mortgage Finance	134,757	0.3%
Other**	10,603,462	25.0%
Total	$42,416,947	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

34 :: Basic Materials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (76.7%)
	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	1,450	$386,803
Albemarle Corp. (Chemicals)	700	113,862
Alcoa Corp.* (Metals & Mining)	1,213	21,834
Ashland Global Holdings, Inc. (Chemicals)	358	28,636
Axalta Coating Systems, Ltd.* (Chemicals)	1,370	36,976
Celanese Corp. (Chemicals)	767	93,689
CF Industries Holdings, Inc. (Chemicals)	1,403	58,056
Commercial Metals Co. (Metals & Mining)	780	15,358
Corteva, Inc. (Chemicals)	4,880	194,517
Dow, Inc. (Chemicals)	4,858	252,130
DuPont de Nemours, Inc.(a) (Chemicals)	4,807	381,916
Eastman Chemical Co. (Chemicals)	888	87,335
Ecolab, Inc. (Chemicals)	1,626	332,533
Element Solutions, Inc. (Chemicals)	1,416	24,114
FMC Corp. (Chemicals)	853	92,371
Freeport-McMoRan, Inc.* (Metals & Mining)	9,513	255,995
Huntsman Corp. (Chemicals)	1,297	34,267
Ingevity Corp.* (Chemicals)	270	17,736
International Flavors & Fragrances, Inc.(a) (Chemicals)	701	78,778
Linde PLC (Chemicals)	3,439	843,932
LyondellBasell Industries N.V.—Class A (Chemicals)	1,685	144,506
NewMarket Corp. (Chemicals)	47	18,433
Newmont Corp. (Metals & Mining)	5,261	313,557
Nucor Corp. (Metals & Mining)	1,977	96,339
PPG Industries, Inc. (Chemicals)	1,547	208,396
Reliance Steel & Aluminum Co. (Metals & Mining)	418	48,521
Royal Gold, Inc. (Metals & Mining)	430	45,958
RPM International, Inc. (Chemicals)	853	70,347
Steel Dynamics, Inc. (Metals & Mining)	1,309	44,859
The Chemours Co. (Chemicals)	1,072	28,236
The Mosaic Co. (Chemicals)	2,255	58,540
The Scotts Miracle-Gro Co.—Class A (Chemicals)	268	59,338
Valvoline, Inc. (Chemicals)	1,209	28,702
W.R. Grace & Co. (Chemicals)	406	23,556
Westlake Chemical Corp. (Chemicals)	226	17,280
TOTAL COMMON STOCKS (Cost $2,437,943)		4,557,406

Repurchase Agreements(b)(c) (27.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $1,658,002	$1,658,000	$1,658,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,658,000)		1,658,000

Collateral for Securities Loaned(d) (7.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	427,733	$427,733
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	3,350	3,350
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $431,083)		431,083
TOTAL INVESTMENT SECURITIES (Cost $4,527,026)—111.9%		6,646,489
Net other assets (liabilities)—(11.9)%		(707,368)
NET ASSETS—100.0%		$5,939,121

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $413,620.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $817,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Basic Materials UltraSector ProFund :: 35

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	2/23/21	0.59%	$1,778,798	$(102,941)
Dow Jones U.S. Basic Materials Index	UBS AG	2/23/21	0.44%	2,601,708	(136,768)
				$4,380,506	$(239,709)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Basic Materials UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Chemicals	$3,714,985	62.5%
Metals & Mining	842,421	14.2%
Other**	1,381,715	23.3%
Total	$5,939,121	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

36 :: Bear ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (102.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $14,512,014	$14,512,000	$14,512,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,512,000)		14,512,000
TOTAL INVESTMENT SECURITIES (Cost $14,512,000)—102.9%		14,512,000
Net other assets (liabilities)—(2.9)%		(412,529)
NET ASSETS—100.0%		$14,099,471

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $1,626,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	8	3/22/21	$(1,482,080)	$(16,415)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	3/1/21	(0.44)%	$(10,827,015)	$104,202
S&P 500	UBS AG	3/1/21	(0.24)%	(1,790,264)	11,359
				$(12,617,279)	$115,561

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 37

Common Stocks (73.9%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	7,546	$1,291,498
AbbVie, Inc. (Biotechnology)	195,546	20,039,553
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	12,853	617,587
Acceleron Pharma, Inc.* (Biotechnology)	5,807	670,883
Agilent Technologies, Inc. (Life Sciences Tools & Services)	33,893	4,072,922
Agios Pharmaceuticals, Inc.* (Biotechnology)	6,365	298,964
Alexion Pharmaceuticals, Inc.* (Biotechnology)	24,240	3,716,719
Alkermes PLC* (Biotechnology)	17,623	369,907
Allogene Therapeutics, Inc.* (Biotechnology)	7,298	253,241
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	12,867	1,936,226
Amgen, Inc. (Biotechnology)	64,482	15,567,888
Avantor, Inc.* (Life Sciences Tools & Services)	57,008	1,681,166
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	925	66,600
Biogen, Inc.* (Biotechnology)	17,046	4,817,370
BioMarin Pharmaceutical, Inc.* (Biotechnology)	20,104	1,664,209
Bio-Techne Corp. (Life Sciences Tools & Services)	4,275	1,388,990
Bluebird Bio, Inc.* (Biotechnology)	7,349	327,398
Blueprint Medicines Corp.* (Biotechnology)	6,173	597,238
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	5,511	1,427,625
Emergent BioSolutions, Inc.* (Biotechnology)	4,988	532,968
Exact Sciences Corp.* (Biotechnology)	17,614	2,415,936
Exelixis, Inc.* (Biotechnology)	34,355	763,025
FibroGen, Inc.* (Biotechnology)	9,270	446,629
Gilead Sciences, Inc. (Biotechnology)	138,842	9,108,035
Illumina, Inc.* (Life Sciences Tools & Services)	16,176	6,898,093
Incyte Corp.* (Biotechnology)	20,617	1,850,376
Ionis Pharmaceuticals, Inc.* (Biotechnology)	15,486	930,244
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	21,237	3,775,939
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	2,637	3,080,280
Moderna, Inc.* (Biotechnology)	33,311	5,768,133
Nektar Therapeutics* (Pharmaceuticals)	19,864	391,321
Neurocrine Biosciences, Inc.* (Biotechnology)	10,350	1,135,913
Novavax, Inc.* (Biotechnology)	6,487	1,433,238
PPD, Inc.* (Life Sciences Tools & Services)	12,001	385,952
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	7,106	875,743
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	11,616	5,852,605
Repligen Corp.* (Biotechnology)	5,576	1,115,200
Sarepta Therapeutics, Inc.* (Biotechnology)	8,740	781,356
Seagen, Inc.* (Biotechnology)	13,979	2,296,330
Syneos Health, Inc.* (Life Sciences Tools & Services)	8,407	625,060
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	6,887	954,469
United Therapeutics Corp.* (Biotechnology)	4,923	806,486
Vertex Pharmaceuticals, Inc.* (Biotechnology)	28,802	6,597,962
Vir Biotechnology, Inc.* (Biotechnology)	7,190	464,043
TOTAL COMMON STOCKS (Cost $42,915,808)		120,091,320

Repurchase Agreements(a)(b) (29.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $47,518,045	$47,518,000	$47,518,000
TOTAL REPURCHASE AGREEMENTS (Cost $47,518,000)		47,518,000
TOTAL INVESTMENT SECURITIES (Cost $90,433,808)—103.2%		167,609,320
Net other assets (liabilities)—(3.2)%		(5,245,662)
NET ASSETS—100.0%		$162,363,658

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $28,560,000.

See accompanying notes to the financial statements.

38 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	2/23/21	0.59%	$49,744,712	$(2,073,827)
Dow Jones U.S. Biotechnology Index	UBS AG	2/23/21	0.59%	74,581,202	(3,015,309)
				$124,325,914	$(5,089,136)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Biotechnology	$94,130,131	57.9%
Life Sciences Tools & Services	25,569,868	15.8%
Pharmaceuticals	391,321	0.2%
Other**	42,272,338	26.1%
Total	$162,363,658	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 39

Common Stocks (69.5%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.5%	2,085	$257,686
AbbVie, Inc. (Biotechnology)	0.4%	2,076	212,749
Accenture PLC—Class A (IT Services)	0.3%	745	180,230
Adobe, Inc.* (Software)*	0.5%	565	259,205
Alphabet, Inc.—Class A* (Interactive Media & Services)*	1.2%	354	646,885
Alphabet, Inc.—Class C* (Interactive Media & Services)*	1.2%	342	627,823
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	3.0%	501	1,606,307
Amgen, Inc. (Biotechnology)	0.3%	685	165,381
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.7%	18,795	2,480,188
AT&T, Inc. (Diversified Telecommunication Services)	0.5%	8,380	239,919
Bank of America Corp. (Banks)	0.5%	8,952	265,427
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)*	1.0%	2,289	521,594
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	476	214,438
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.4%	2,264	192,893
Cisco Systems, Inc. (Communications Equipment)	0.4%	4,970	221,563
Comcast Corp.—Class A (Media)	0.5%	5,370	266,192
Costco Wholesale Corp. (Food & Staples Retailing)	0.3%	519	182,911
Danaher Corp. (Health Care Equipment & Supplies)	0.3%	743	176,715
Eli Lilly & Co. (Pharmaceuticals)	0.4%	934	194,244
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.4%	4,972	222,945
Facebook, Inc.—Class A* (Interactive Media & Services)*	1.4%	2,828	730,557
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.5%	4,819	267,503
Johnson & Johnson (Pharmaceuticals)	1.0%	3,096	505,050
JPMorgan Chase & Co. (Banks)	0.9%	3,585	461,281
Mastercard, Inc.—Class A (IT Services)	0.6%	1,034	327,044
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.3%	876	182,069
Medtronic PLC (Health Care Equipment & Supplies)	0.3%	1,583	176,235
Merck & Co., Inc. (Pharmaceuticals)	0.4%	2,976	229,360
Microsoft Corp. (Software)	3.9%	8,892	2,062,588
Netflix, Inc.* (Entertainment)*	0.5%	520	276,843
NextEra Energy, Inc. (Electric Utilities)	0.4%	2,304	186,324
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	0.4%	1,475	197,044
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.7%	728	378,261
PayPal Holdings, Inc.* (IT Services)*	0.6%	1,377	322,645
PepsiCo, Inc. (Beverages)	0.4%	1,625	221,927
Pfizer, Inc. (Pharmaceuticals)	0.4%	6,536	234,642
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	1,330	207,852
Salesforce.com, Inc.* (Software)*	0.5%	1,076	242,703
Tesla, Inc.* (Automobiles)*	1.3%	892	707,829
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	1,080	178,945
The Coca-Cola Co. (Beverages)	0.4%	4,549	219,034
The Home Depot, Inc. (Specialty Retail)	0.6%	1,266	342,859
The Procter & Gamble Co. (Household Products)	0.7%	2,916	373,859
The Walt Disney Co.* (Entertainment)*	0.7%	2,130	358,202
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.4%	467	238,029
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.7%	1,116	372,274
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	4,866	266,414
Visa, Inc.—Class A (IT Services)	0.7%	1,994	385,342
Walmart, Inc. (Food & Staples Retailing)	0.4%	1,630	229,000
Other Common Stocks(a)	31.8%	216,132	16,845,459
TOTAL COMMON STOCKS (Cost $7,750,424)			36,862,469

Repurchase Agreements(b)(c) (24.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $13,222,012	$13,222,000	$13,222,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,222,000)		13,222,000

See accompanying notes to the financial statements.

40 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	75,896	$75,896
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	594	594
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $76,490)		76,490
TOTAL INVESTMENT SECURITIES (Cost $21,048,914)—94.5%		50,160,959
Net other assets (liabilities)—5.5%		2,869,886
NET ASSETS—100.0%		$53,030,845

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $73,393.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $1,166,000.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	21	3/22/21	$3,890,460	$43,011

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	3/1/21	0.64%	$6,800,038	$(65,522)
S&P 500	UBS AG	3/1/21	0.59%	5,471,076	(16,712)
				$12,271,114	$(82,234)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 41

Bull ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$549,700	1.0%
Air Freight & Logistics	228,785	0.4%
Airlines	92,178	0.2%
Auto Components	54,402	0.1%
Automobiles	831,271	1.6%
Banks	1,428,418	2.7%
Beverages	547,304	1.0%
Biotechnology	717,611	1.3%
Building Products	170,825	0.3%
Capital Markets	1,002,631	1.9%
Chemicals	663,683	1.2%
Commercial Services & Supplies	142,587	0.3%
Communications Equipment	298,340	0.6%
Construction & Engineering	26,933	NM
Construction Materials	44,098	0.1%
Consumer Finance	196,924	0.4%
Containers & Packaging	127,655	0.2%
Distributors	44,186	0.1%
Diversified Financial Services	521,594	1.0%
Diversified Telecommunication Services	520,694	1.0%
Electric Utilities	642,224	1.2%
Electrical Equipment	202,714	0.4%
Electronic Equipment, Instruments & Components	243,720	0.5%
Energy Equipment & Services	81,828	0.2%
Entertainment	805,020	1.5%
Equity Real Estate Investment Trusts	881,234	1.7%
Food & Staples Retailing	528,601	1.0%
Food Products	359,941	0.7%
Gas Utilities	13,172	NM
Health Care Equipment & Supplies	1,422,966	2.7%
Health Care Providers & Services	961,857	1.8%
Health Care Technology	28,920	0.1%
Hotels, Restaurants & Leisure	587,536	1.1%
Household Durables	149,250	0.3%
Household Products	560,978	1.1%
Independent Power and Renewable Electricity Producers	30,958	0.1%
Industrial Conglomerates	439,189	0.8%
Insurance	663,399	1.2%
Interactive Media & Services	2,052,511	3.9%
Internet & Direct Marketing Retail	1,792,468	3.4%
IT Services	1,876,132	3.5%
Leisure Products	14,073	NM
Life Sciences Tools & Services	481,033	0.9%
Machinery	616,017	1.2%
Media	487,481	0.9%
Metals & Mining	119,610	0.2%
Multiline Retail	190,620	0.4%
Multi-Utilities	297,613	0.6%
Oil, Gas & Consumable Fuels	807,330	1.5%
Personal Products	62,949	0.1%
Pharmaceuticals	1,466,107	2.8%
Professional Services	116,940	0.2%
Real Estate Management & Development	24,087	NM
Road & Rail	361,846	0.7%
Semiconductors & Semiconductor Equipment	1,955,911	3.7%
Software	3,230,241	6.0%
Specialty Retail	809,432	1.5%
Technology Hardware, Storage & Peripherals	2,597,355	4.9%
Textiles, Apparel & Luxury Goods	262,727	0.5%
Tobacco	235,640	0.4%
Trading Companies & Distributors	70,499	0.1%
Water Utilities	34,030	0.1%
Wireless Telecommunication Services	86,491	0.2%
Other**	16,168,376	30.5%
Total	$53,030,845	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

42 :: Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (76.1%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	2,783	$253,253
Alphabet, Inc.*—Class A (Interactive Media & Services)	341	623,130
Alphabet, Inc.*—Class C (Interactive Media & Services)	332	609,466
AT&T, Inc. (Diversified Telecommunication Services)	7,522	215,354
Charter Communications, Inc.*—Class A (Media)	357	216,899
Comcast Corp.—Class A (Media)	4,578	226,931
Discovery, Inc.* (Media)	765	31,686
Discovery, Inc.*—Class C (Media)	1,411	49,427
DISH Network Corp.*—Class A (Media)	1,179	34,215
Electronic Arts, Inc. (Entertainment)	1,386	198,475
Facebook, Inc.*—Class A (Interactive Media & Services)	4,085	1,055,277
Fox Corp.—Class A (Media)	1,610	50,200
Fox Corp.—Class B (Media)	736	21,999
Live Nation Entertainment, Inc.* (Entertainment)	681	45,252
Lumen Technologies, Inc. (Diversified Telecommunication Services)	4,720	58,434
Netflix, Inc.* (Entertainment)	466	248,094
News Corp.—Class A (Media)	1,866	36,200
News Corp.—Class B (Media)	577	10,894
Omnicom Group, Inc. (Media)	1,025	63,940
Take-Two Interactive Software, Inc.* (Entertainment)	548	109,847
The Interpublic Group of Cos., Inc. (Media)	1,865	44,891
The Walt Disney Co.* (Entertainment)	1,326	222,993
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,776	223,918
Twitter, Inc.* (Interactive Media & Services)	3,801	192,065
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,861	211,390
ViacomCBS, Inc.—Class B (Media)	2,698	130,853
TOTAL COMMON STOCKS (Cost $3,754,857)		5,185,083
Repurchase Agreements(a)(b) (25.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $1,724,002	$1,724,000	$1,724,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,724,000)		1,724,000
TOTAL INVESTMENT SECURITIES (Cost $5,478,857)—101.4%		6,909,083
Net other assets (liabilities)—(1.4)%		(97,432)
NET ASSETS—100.0%		$6,811,651

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $365,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	2/23/21	0.59%	$2,587,584	$(95,837)
S&P Communication Services Select Sector Index	UBS AG	2/23/21	0.44%	2,430,475	(84,657)
				$5,018,059	$(180,494)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Communication Services UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Diversified Telecommunication Services	$485,178	7.1%
Entertainment	1,077,914	15.8%
Interactive Media & Services	2,479,938	36.5%
Media	918,135	13.4%
Wireless Telecommunication Services	223,918	3.3%
Other**	1,626,568	23.9%
Total	$6,811,651	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Consumer Goods UltraSector ProFund :: 43

Common Stocks (71.2%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	2,264	$206,023
Altria Group, Inc. (Tobacco)	5,436	223,311
Aptiv PLC (Auto Components)	791	105,677
Archer-Daniels-Midland Co. (Food Products)	1,625	81,265
Autoliv, Inc. (Auto Components)	230	20,403
Beyond Meat, Inc.* (Food Products)	146	26,000
BorgWarner, Inc. (Auto Components)	710	29,813
Brown-Forman Corp.—Class B (Beverages)	531	38,057
Brunswick Corp. (Leisure Products)	228	19,713
Bunge, Ltd. (Food Products)	407	26,634
Campbell Soup Co. (Food Products)	588	28,289
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	127	11,181
Church & Dwight Co., Inc. (Household Products)	728	61,465
Colgate-Palmolive Co. (Household Products)	2,508	195,624
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	89	7,784
Conagra Brands, Inc. (Food Products)	1,422	49,201
Constellation Brands, Inc.—Class A (Beverages)	497	104,832
Coty, Inc.—Class A (Personal Products)	821	5,230
D.R. Horton, Inc. (Household Durables)	969	74,419
Darling Ingredients, Inc.* (Food Products)	473	29,331
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	80	23,358
Electronic Arts, Inc. (Entertainment)	850	121,720
Energizer Holdings, Inc. (Household Products)	165	7,234
Flowers Foods, Inc. (Food Products)	570	13,087
Ford Motor Co.* (Automobiles)	11,432	120,379
General Mills, Inc. (Food Products)	1,787	103,824
General Motors Co. (Automobiles)	3,682	186,603
Gentex Corp. (Auto Components)	710	23,466
Genuine Parts Co. (Distributors)	422	39,617
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,013	15,489
Harley-Davidson, Inc. (Automobiles)	442	17,720
Hasbro, Inc. (Leisure Products)	375	35,183
Helen of Troy, Ltd.* (Household Durables)	76	18,563
Herbalife Nutrition, Ltd.* (Personal Products)	280	14,269
Hormel Foods Corp. (Food Products)	816	38,238
Ingredion, Inc. (Food Products)	195	14,717
Jefferies Financial Group, Inc. (Diversified Financial Services)	599	13,987
Kellogg Co. (Food Products)	741	43,675
Keurig Dr Pepper, Inc. (Beverages)	1,681	53,456
Kimberly-Clark Corp. (Household Products)	995	131,440
Lamb Weston Holding, Inc. (Food Products)	428	31,972
Lancaster Colony Corp. (Food Products)	57	9,951
Lear Corp. (Auto Components)	162	24,423
Leggett & Platt, Inc. (Household Durables)	383	15,703
Lennar Corp.—Class A (Household Durables)	804	66,853
Lennar Corp.—Class B (Household Durables)	43	2,878
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	187	3,686
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	347	114,052
Mattel, Inc.* (Leisure Products)	1,015	18,392
McCormick & Co., Inc. (Food Products)	729	65,274
Mohawk Industries, Inc.* (Household Durables)	175	25,130
Molson Coors Beverage Co.—Class B (Beverages)	546	27,387
Mondelez International, Inc.—Class A (Food Products)	4,183	231,905
Monster Beverage Corp.* (Beverages)	1,081	93,863
National Beverage Corp.(a) (Beverages)	32	4,849
Newell Brands, Inc. (Household Durables)	1,098	26,374
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	3,674	490,810
NVR, Inc.* (Household Durables)	12	53,358
Peloton Interactive, Inc.*—Class A (Leisure Products)	747	109,159
PepsiCo, Inc. (Beverages)	4,047	552,699
Performance Food Group Co.* (Food & Staples Retailing)	385	18,049
Philip Morris International, Inc. (Tobacco)	4,557	362,965
Pilgrim's Pride Corp.* (Food Products)	136	2,636
Playtika Holding Corp.* (Entertainment)	204	5,945
Polaris, Inc. (Leisure Products)	172	20,067
Pool Corp. (Distributors)	118	41,794
Post Holdings, Inc.* (Food Products)	176	16,694
PulteGroup, Inc. (Household Durables)	778	33,843
PVH Corp. (Textiles, Apparel & Luxury Goods)	207	17,649
Ralph Lauren Corp.* (Textiles, Apparel & Luxury Goods)	142	14,349
Reynolds Consumer Products, Inc. (Household Products)	152	4,560
Seaboard Corp. (Food Products)	1	3,146
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	389	13,413
Stanley Black & Decker, Inc. (Machinery)	469	81,367
Take-Two Interactive Software, Inc.* (Entertainment)	335	67,151
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	805	25,454
Tempur Sealy International, Inc.* (Household Durables)	555	14,652
Tesla, Inc.* (Automobiles)	2,222	1,763,223
The Boston Beer Co., Inc.*—Class A (Beverages)	27	24,756
The Clorox Co. (Household Products)	371	77,710
The Coca-Cola Co. (Beverages)	11,319	545,010
The Estee Lauder Co., Inc. (Personal Products)	663	156,899
The Hain Celestial Group, Inc.* (Food Products)	237	9,856
The Hershey Co. (Food Products)	433	62,976
The JM Smucker Co.—Class A (Food Products)	333	38,765
The Kraft Heinz Co. (Food Products)	1,888	63,266
The Procter & Gamble Co. (Household Products)	7,259	930,675
Thor Industries, Inc. (Automobiles)	165	19,967
Toll Brothers, Inc. (Household Durables)	331	16,914
TreeHouse Foods, Inc.* (Food Products)	159	6,715
Tyson Foods, Inc.—Class A (Food Products)	857	55,114
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	546	9,555
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	561	8,398
US Foods Holding Corp.* (Food & Staples Retailing)	639	19,802
VF Corp. (Textiles, Apparel & Luxury Goods)	936	71,950
Whirlpool Corp. (Household Durables)	180	33,316
Zynga, Inc.* (Entertainment)	2,936	29,096
TOTAL COMMON STOCKS (Cost $5,692,004)		9,036,692

See accompanying notes to the financial statements.

44 :: Consumer Goods UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(b)(c) (23.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $2,962,003	$2,962,000	$2,962,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,962,000)		2,962,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	3,663	$3,663
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	29	29
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,692)		3,692
TOTAL INVESTMENT SECURITIES (Cost $8,657,696)—94.6%		12,002,384
Net other assets (liabilities)—5.4%		702,890
NET ASSETS—100.0%		$12,705,274

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $3,485.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $1,856,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	2/23/21	0.59%	$4,813,846	$(232,530)
Dow Jones U.S. Consumer Goods Index	UBS AG	2/23/21	0.44%	5,256,386	(179,491)
				$10,070,232	$(412,021)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Goods UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Auto Components	$203,782	1.6%
Automobiles	2,107,893	16.5%
Beverages	1,444,909	11.4%
Distributors	81,411	0.7%
Diversified Financial Services	13,987	0.1%
Entertainment	429,935	3.4%
Food & Staples Retailing	37,851	0.3%
Food Products	1,052,531	8.3%
Household Durables	382,003	3.0%
Household Products	1,408,708	11.1%
Leisure Products	202,514	1.6%
Machinery	81,367	0.7%
Personal Products	176,397	1.4%
Textiles, Apparel & Luxury Goods	827,128	6.5%
Tobacco	586,276	4.6%
Other**	3,668,582	28.8%
Total	$12,705,274	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 45

Common Stocks (77.5%)

	Shares	Value
Aaron's Co., Inc. (The)* (Specialty Retail)	261	$4,421
Advance Auto Parts, Inc. (Specialty Retail)	524	78,149
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	397	72,901
Alaska Air Group, Inc. (Airlines)	956	46,681
Albertsons Cos., Inc.(a)—Class A (Food & Staples Retailing)	366	6,357
Altice USA, Inc.* (Media)	1,883	66,978
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,294	10,561,223
AMERCO (Road & Rail)	69	31,908
American Airlines Group, Inc. (Airlines)	4,720	81,042
AmerisourceBergen Corp. (Health Care Providers & Services)	1,136	118,371
Aramark (Hotels, Restaurants & Leisure)	1,957	67,106
AutoNation, Inc.* (Specialty Retail)	455	32,432
AutoZone, Inc.* (Specialty Retail)	179	200,188
Best Buy Co., Inc. (Specialty Retail)	1,780	193,700
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,061	44,636
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	316	614,408
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	622	28,090
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	468	71,122
Burlington Stores, Inc.* (Specialty Retail)	512	127,437
Cable One, Inc. (Media)	41	82,000
Cardinal Health, Inc. (Health Care Providers & Services)	2,267	121,806
CarMax, Inc.* (Specialty Retail)	1,267	149,227
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	5,743	107,222
Carvana Co.* (Specialty Retail)	437	114,140
Casey's General Stores, Inc. (Food & Staples Retailing)	285	53,432
Charter Communications, Inc.*—Class A (Media)	1,127	684,720
Chegg, Inc.* (Diversified Consumer Services)	995	94,785
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	216	319,680
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	223	22,443
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	275	51,549
Comcast Corp.—Class A (Media)	35,268	1,748,236
Copart, Inc.* (Commercial Services & Supplies)	1,605	176,149
Costco Wholesale Corp. (Food & Staples Retailing)	3,408	1,201,082
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	184	24,897
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,005	117,474
Delta Air Lines, Inc. (Airlines)	4,927	187,029
Dick's Sporting Goods, Inc. (Specialty Retail)	509	34,108
Discovery, Inc.* (Media)	1,239	51,319
Discovery, Inc.*—Class C (Media)	2,280	79,868
DISH Network Corp.*—Class A (Media)	1,911	55,457
Dollar General Corp. (Multiline Retail)	1,892	368,202
Dollar Tree, Inc.* (Multiline Retail)	1,817	184,716
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	304	112,711
DraftKings, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,451	132,624
Expedia Group, Inc. (Internet & Direct Marketing Retail)	1,049	130,181
Five Below, Inc.* (Specialty Retail)	431	75,740
Floor & Decor Holdings, Inc.* (Specialty Retail)	803	73,932
Foot Locker, Inc. (Specialty Retail)	808	35,407
Fox Corp.—Class A (Media)	2,609	81,349
Fox Corp.—Class B (Media)	1,197	35,778
frontdoor, Inc.*—Class A (Diversified Consumer Services)	661	36,381
Grand Canyon Education, Inc.* (Diversified Consumer Services)	362	30,748
H&R Block, Inc. (Diversified Consumer Services)	1,418	24,432
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,144	217,380
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	274	17,991
IAA, Inc.* (Commercial Services & Supplies)	1,040	59,426
IHS Markit, Ltd. (Professional Services)	2,879	250,703
JetBlue Airways Corp.* (Airlines)	2,431	34,861
Kohl's Corp. (Multiline Retail)	1,219	53,709
L Brands, Inc. (Specialty Retail)	1,805	73,572
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,538	122,052
Liberty Broadband Corp.*—Class A (Media)	180	26,131
Liberty Broadband Corp.*—Class C (Media)	1,635	238,792
Liberty Media Corp-Liberty Formula One*—Class A (Entertainment)	201	7,286
Liberty Media Corp-Liberty Formula One*—Class C (Entertainment)	1,574	63,322
Liberty Media Corp-Liberty SiriusXM*—Class A (Media)	639	25,828
Liberty Media Corp-Liberty SiriusXM*—Class C (Media)	1,334	54,107
Lithia Motors, Inc.—Class A (Specialty Retail)	202	64,373
Live Nation Entertainment, Inc.* (Entertainment)	1,105	73,427
LiveRamp Holdings, Inc.* (IT Services)	513	38,839
LKQ Corp.* (Distributors)	2,164	75,935
Lowe's Cos., Inc. (Specialty Retail)	5,659	944,204
Lyft, Inc.* (Road & Rail)	1,909	84,874
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,054	238,918
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	318	39,038
McDonald's Corp. (Hotels, Restaurants & Leisure)	5,755	1,196,118
MGM Resorts International (Hotels, Restaurants & Leisure)	3,168	90,478
Murphy USA, Inc. (Specialty Retail)	206	25,661
National Vision Holdings, Inc.* (Specialty Retail)	627	29,074
Netflix, Inc.* (Entertainment)	3,412	1,816,515
News Corp.—Class A (Media)	3,021	58,607
News Corp.—Class B (Media)	942	17,785
Nexstar Media Group, Inc.—Class A (Media)	340	38,648
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,440	55,266

See accompanying notes to the financial statements.

46 :: Consumer Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	440	$41,681
Omnicom Group, Inc. (Media)	1,661	103,613
O'Reilly Automotive, Inc.* (Specialty Retail)	559	237,838
Penske Automotive Group, Inc. (Specialty Retail)	249	14,900
Pinterest, Inc.*—Class A (Interactive Media & Services)	3,947	270,409
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	632	45,504
Qurate Retail, Inc.—Class A (Internet & Direct Marketing Retail)	2,999	37,787
RH* (Specialty Retail)	120	57,043
Roku, Inc.* (Household Durables)	842	327,563
Rollins, Inc. (Commercial Services & Supplies)	1,710	61,594
Ross Stores, Inc. (Specialty Retail)	2,750	306,048
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,438	93,470
Service Corp. International (Diversified Consumer Services)	1,335	67,324
Sirius XM Holdings, Inc. (Media)	9,193	57,548
Southwest Airlines Co. (Airlines)	4,561	200,411
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	913	20,679
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,066	877,679
Sysco Corp. (Food & Staples Retailing)	3,934	281,320
Target Corp. (Multiline Retail)	3,868	700,766
TEGNA, Inc. (Media)	1,695	27,171
Terminix Global Holdings, Inc.* (Diversified Consumer Services)	1,021	48,681
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	505	38,486
The Gap, Inc. (Specialty Retail)	1,591	32,218
The Home Depot, Inc. (Specialty Retail)	8,316	2,252,139
The Interpublic Group of Cos., Inc. (Media)	3,014	72,547
The Kroger Co. (Food & Staples Retailing)	5,982	206,379
The Madison Square Garden Co.*—Class A (Entertainment)	135	21,855
The New York Times Co.—Class A (Media)	1,120	55,541
The TJX Cos., Inc. (Specialty Retail)	9,274	593,907
The Walt Disney Co.* (Entertainment)	13,984	2,351,689
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,386	28,274
Tractor Supply Co. (Specialty Retail)	900	127,566
TripAdvisor, Inc.* (Interactive Media & Services)	745	23,073
Uber Technologies, Inc.* (Road & Rail)	10,763	548,160
Ulta Beauty, Inc.* (Specialty Retail)	435	121,696
United Airlines Holdings , Inc.* (Airlines)	2,262	90,457
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	310	82,448
ViacomCBS, Inc.—Class A (Media)	82	3,990
ViacomCBS, Inc.—Class B (Media)	4,365	211,703
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	5,552	278,988
Walmart, Inc. (Food & Staples Retailing)	10,708	1,504,368
Warner Music Group Corp.—Class A (Entertainment)	686	24,072
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	562	153,044
Williams-Sonoma, Inc. (Specialty Retail)	591	76,192
World Wrestling Entertainment, Inc.—Class A (Entertainment)	361	20,335
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	720	41,882
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	750	74,648
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	2,330	236,472
ZoomInfo Technologies, Inc.*—Class A (Interactive Media & Services)	632	30,342
TOTAL COMMON STOCKS (Cost $12,492,025)		38,560,394

Repurchase Agreements(b)(c) (27.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $13,906,013	$13,906,000	$13,906,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,906,000)		13,906,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	4,411	$4,411
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	35	35
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,446)		4,446
TOTAL INVESTMENT SECURITIES (Cost $26,402,471)—105.4%		52,470,840
Net other assets (liabilities)—(5.4)%		(2,693,943)
NET ASSETS—100.0%		$49,776,897

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $4,290.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $10,305,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Consumer Services UltraSector ProFund :: 47

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	2/23/21	0.59%	$18,853,089	$(881,785)
Dow Jones U.S. Consumer Services Index	UBS AG	2/23/21	0.44%	17,306,466	(797,152)
				$36,159,555	$(1,678,937)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Services UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Airlines	$640,481	1.3%
Commercial Services & Supplies	297,169	0.6%
Distributors	75,935	0.1%
Diversified Consumer Services	373,473	0.7%
Entertainment	4,378,501	8.8%
Food & Staples Retailing	3,597,241	7.2%
Health Care Providers & Services	240,177	0.5%
Hotels, Restaurants & Leisure	4,552,801	9.1%
Household Durables	327,563	0.7%
Interactive Media & Services	323,824	0.6%
Internet & Direct Marketing Retail	11,496,643	23.3%
IT Services	38,839	0.1%
Media	3,877,716	7.8%
Multiline Retail	1,349,074	2.7%
Professional Services	250,703	0.5%
Road & Rail	664,942	1.3%
Specialty Retail	6,075,312	12.2%
Other**	11,216,503	22.5%
Total	$49,776,897	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

48 :: Europe 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (99.3%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	2,734	$171,394
ArcelorMittal SA*NYS—Class A (Metals & Mining)	4,102	88,562
Argenx SE*ADR (Biotechnology)	189	55,381
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	518	276,695
AstraZeneca PLCADR (Pharmaceuticals)	2,827	143,046
Banco Santander S.A.ADR (Banks)	37,992	111,317
Barclays PLCADR (Banks)	12,727	92,653
BioNTech SE*ADR (Biotechnology)	612	71,567
BP PLCADR (Oil, Gas & Consumable Fuels)	6,319	140,408
British American Tobacco PLCADR (Tobacco)	3,865	141,266
Diageo PLCADR (Beverages)	943	151,135
Equinor ASAADR (Oil, Gas & Consumable Fuels)	7,118	126,202
GlaxoSmithKline PLCADR (Pharmaceuticals)	3,159	117,673
GW Pharmaceuticals PLC*ADR (Pharmaceuticals)	377	57,481
HSBC Holdings PLC*ADR (Banks)	6,270	163,960
ING Groep N.V.*ADR (Banks)	10,983	96,870
Jumia Technologies AG*ADR (Internet & Direct Marketing Retail)	1,885	108,482
National Grid PLCADR (Multi-Utilities)	1,838	106,751
Nokia Corp.*ADR(a) (Communications Equipment)	23,144	105,537
NOVO Nordisk A/SADR (Pharmaceuticals)	2,498	173,861
RELX PLCADR (Professional Services)	4,572	113,477
Rio Tinto PLCADR (Metals & Mining)	2,404	183,714
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	5,279	194,742
Ryanair Holdings PLC*ADR (Airlines)	848	80,619
SanofiADR (Pharmaceuticals)	2,876	135,776
SAP SEADR (Software)	1,602	202,172
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	8,910	111,108
Tenaris S.A.ADR (Energy Equipment & Services)	5,043	77,965
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	3,960	166,637
Vodafone Group PLCADR (Wireless Telecommunication Services)	6,643	113,927
TOTAL COMMON STOCKS (Cost $3,038,784)		3,880,378

Repurchase Agreement(b) (0.1%)

	Principal Amount	Value
Repurchase Agreement with various counterparties, rates 0.01%–0.01%, dated 1/31/21, due 2/1/21, total to be received $2,000	$2,000	$2,000
(Cost $2,000)		2,000

Collateral for Securities Loaned(c) (2.7%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(d)	103,470	$103,470
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(d)	810	810
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $104,280)		104,280
TOTAL INVESTMENT SECURITIES (Cost $3,145,064)—102.1%		3,986,658
Net other assets (liabilities)—(2.1)%		(80,583)
NET ASSETS—100.0%		$3,906,075

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $95,103.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.
NYS	New York Shares
ADR	American Depositary Receipt

Europe 30 ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Airlines	$80,619	2.1%
Banks	464,800	11.8%
Beverages	322,529	8.3%
Biotechnology	126,948	3.2%
Communications Equipment	216,644	5.5%
Energy Equipment & Services	77,965	2.0%
Internet & Direct Marketing Retail	108,482	2.8%
Metals & Mining	272,276	7.0%
Multi-Utilities	106,751	2.7%
Oil, Gas & Consumable Fuels	627,989	16.1%
Pharmaceuticals	627,837	16.1%
Professional Services	113,477	2.9%
Semiconductors & Semiconductor Equipment	276,695	7.1%
Software	202,172	5.2%
Tobacco	141,266	3.6%
Wireless Telecommunication Services	113,928	2.9%
Other**	25,697	0.7%
Total	$3,906,075	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2021:

	Value	% of Net Assets
Belgium	$171,394	4.4%
Denmark	173,861	4.5%
Finland	105,537	2.7%
France	302,413	7.7%
Germany	382,221	9.8%
Ireland	80,619	2.1%
Luxembourg	166,527	4.3%
Netherlands	623,688	16.0%
Norway	126,202	3.2%
Spain	111,317	2.9%
Sweden	111,108	2.8%
United Kingdom	1,525,491	38.9%
Other**	25,697	0.7%
Total	$3,906,075	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Falling U.S. Dollar ProFund :: 49

Repurchase Agreements(a)(b) (99.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $1,704,002	$1,704,000	$1,704,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,704,000)		1,704,000
TOTAL INVESTMENT SECURITIES (Cost $1,704,000)—99.9%		1,704,000
Net other assets (liabilities)—0.1%		1,577
NET ASSETS—100.0%		$1,705,577

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $188,000.

As of January 31, 2021, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	42,888	U.S. dollar	$58,685	2/5/21	$58,754	$69
Canadian dollar	60,082	U.S. dollar	47,252	2/5/21	46,990	(262)
Euro	199,197	U.S. dollar	242,512	2/5/21	241,730	(782)
Japanese yen	4,428,775	U.S. dollar	42,713	2/5/21	42,289	(424)
Swedish krona	82,349	U.S. dollar	9,920	2/5/21	9,860	(60)
Swiss franc	10,201	U.S. dollar	11,512	2/5/21	11,457	(55)
Total Long Contracts			$412,594		$411,080	$(1,514)

As of January 31, 2021, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$72,508	British pound	53,143	2/5/21	$72,802	$(294)
U.S. dollar	54,080	Canadian dollar	68,894	2/5/21	53,883	197
U.S. dollar	345,920	Euro	285,290	2/5/21	346,205	(285)
U.S. dollar	80,681	Japanese yen	8,385,182	2/5/21	80,069	612
U.S. dollar	25,620	Swedish krona	213,892	2/5/21	25,610	10
U.S. dollar	21,678	Swiss franc	19,257	2/5/21	21,628	50
Total Short Contracts	$600,487				$600,197	$290
Long:
British pound	158,392	U.S. dollar	$216,259	2/5/21	$216,986	$727
Canadian dollar	207,215	U.S. dollar	162,889	2/5/21	162,067	(822)
Euro	896,394	U.S. dollar	1,090,552	2/5/21	1,087,793	(2,759)
Japanese yen	28,081,498	U.S. dollar	270,591	2/5/21	268,144	(2,447)
Swedish krona	729,123	U.S. dollar	87,434	2/5/21	87,300	(134)
Swiss franc	63,540	U.S. dollar	71,652	2/5/21	71,363	(289)
Total Long Contracts			$1,899,377		$1,893,653	$(5,724)
				Total unrealized appreciation		$1,665
				Total unrealized (depreciation)		(8,613)
			Total net unrealized appreciation/(depreciation)			(6,948)

See accompanying notes to the financial statements.

50 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (70.5%)

	Shares	Value
Affiliated Managers Group, Inc. (Capital Markets)	31	$3,416
Aflac, Inc. (Insurance)	433	19,563
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	359	5,600
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	82	13,703
Alleghany Corp. (Insurance)	10	5,669
Ally Financial, Inc. (Consumer Finance)	247	9,346
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	92	3,787
American Express Co. (Consumer Finance)	434	50,457
American Financial Group, Inc. (Insurance)	46	4,330
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	178	5,381
American International Group, Inc. (Insurance)	571	21,378
American Tower Corp. (Equity Real Estate Investment Trusts)	294	66,844
Americold Realty Trust (Equity Real Estate Investment Trusts)	136	4,748
Ameriprise Financial, Inc. (Capital Markets)	77	15,236
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	927	7,528
Aon PLC (Insurance)	151	30,668
Apartment Income REIT Corp.* (Equity Real Estate Investment Trusts)	98	3,799
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	97	445
Apollo Global Management, Inc. (Capital Markets)	139	6,386
Arch Capital Group, Ltd.* (Insurance)	268	8,418
Ares Management Corp.—Class A (Capital Markets)	62	2,800
Arthur J. Gallagher & Co. (Insurance)	127	14,657
Assurant, Inc. (Insurance)	41	5,554
Athene Holding, Ltd.* (Insurance)	84	3,435
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	93	15,221
Axis Capital Holdings, Ltd. (Insurance)	53	2,433
Bank of America Corp. (Banks)	5,058	149,970
Bank OZK (Banks)	81	3,010
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,296	295,320
BlackRock, Inc.—Class A (Capital Markets)	94	65,917
Blackstone Group, Inc.—Class A (Capital Markets)	449	30,168
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	96	2,559
BOK Financial Corp. (Banks)	20	1,477
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	94	8,579
Brighthouse Financial, Inc.* (Insurance)	60	2,122
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	196	3,318
Brown & Brown, Inc. (Insurance)	156	6,722
Camden Property Trust (Equity Real Estate Investment Trusts)	64	6,538
Capital One Financial Corp. (Consumer Finance)	305	31,799
Cboe Global Markets, Inc. (Capital Markets)	72	6,605
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	221	13,477
Chubb, Ltd. (Insurance)	300	43,701
Cincinnati Financial Corp. (Insurance)	99	8,325
Citigroup, Inc. (Banks)	1,385	80,316
Citizens Financial Group, Inc. (Banks)	283	10,313
CME Group, Inc. (Capital Markets)	239	43,436
CNA Financial Corp. (Insurance)	16	615
Comerica, Inc. (Banks)	93	5,320
Commerce Bancshares, Inc. (Banks)	70	4,680
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	29	3,899
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	72	1,891
CoStar Group, Inc.* (Professional Services)	27	24,292
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	99	3,122
Credit Acceptance Corp.* (Consumer Finance)	10	3,858
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	287	45,708
CubeSmart (Equity Real Estate Investment Trusts)	129	4,494
Cullen/Frost Bankers, Inc. (Banks)	38	3,505
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	81	5,909
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	186	26,775
Discover Financial Services (Consumer Finance)	203	16,959
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	110	3,048
Duke Realty Corp. (Equity Real Estate Investment Trusts)	245	9,692
East West Bancorp, Inc. (Banks)	93	5,574
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	27	3,649
Eaton Vance Corp. (Capital Markets)	75	5,036
Enstar Group, Ltd.* (Insurance)	10	2,002
Equinix, Inc. (Equity Real Estate Investment Trusts)	59	43,658
Equitable Holdings, Inc. (Diversified Financial Services)	266	6,591
Equity Commonwealth (Equity Real Estate Investment Trusts)	80	2,281
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	112	6,814
Equity Residential (Equity Real Estate Investment Trusts)	230	14,177
Erie Indemnity Co.—Class A (Insurance)	17	4,133
Essent Group, Ltd. (Thrifts & Mortgage Finance)	76	3,179
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	43	10,303
Everest Re Group, Ltd. (Insurance)	27	5,699
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	86	9,786
F.N.B. Corp. (Banks)	214	2,110
FactSet Research Systems, Inc. (Capital Markets)	27	8,163
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	46	4,028
Federated Hermes, Inc.—Class B (Capital Markets)	62	1,674
Fifth Third Bancorp (Banks)	471	13,626
First American Financial Corp. (Insurance)	74	3,869

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 51

Common Stocks, continued

	Shares	Value
First Citizens BancShares, Inc.—Class A (Banks)	4	$2,384
First Financial Bankshares, Inc. (Banks)	93	3,523
First Horizon Corp. (Banks)	366	5,080
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	84	3,414
First Republic Bank (Banks)	115	16,674
FirstCash, Inc. (Consumer Finance)	28	1,649
FNF Group (Insurance)	193	7,006
Franklin Resources, Inc. (Capital Markets)	182	4,785
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	143	5,882
Glacier Bancorp, Inc. (Banks)	62	2,892
Globe Life, Inc. (Insurance)	64	5,785
Green Dot Corp.*—Class A (Consumer Finance)	35	1,758
Hartford Financial Services Group, Inc. (Insurance)	239	11,477
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	90	2,701
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	146	4,125
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	357	10,585
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	68	2,549
Home BancShares, Inc. (Banks)	101	2,141
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	469	6,355
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	101	2,367
Huntington Bancshares, Inc. (Banks)	674	8,914
Interactive Brokers Group, Inc. (Capital Markets)	55	3,365
Intercontinental Exchange, Inc. (Capital Markets)	372	41,050
Invesco, Ltd. (Capital Markets)	248	5,106
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	372	10,967
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	191	6,431
Janus Henderson Group PLC (Capital Markets)	100	3,076
JBG Smith Properties (Equity Real Estate Investment Trusts)	72	2,150
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	34	4,971
JPMorgan Chase & Co. (Banks)	2,027	260,815
Kemper Corp. (Insurance)	41	2,884
KeyCorp (Banks)	648	10,925
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	70	3,964
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	286	4,722
KKR & Co., Inc. (Capital Markets)	377	14,684
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	59	4,766
Lazard, Ltd.—Class A (Capital Markets)	76	3,131
LendingTree, Inc.* (Thrifts & Mortgage Finance)	7	2,279
Lexington Realty Trust (Equity Real Estate Investment Trusts)	183	1,876
Life Storage, Inc. (Equity Real Estate Investment Trusts)	51	4,120
Lincoln National Corp. (Insurance)	120	5,459
Loews Corp. (Insurance)	156	7,065
LPL Financial Holdings, Inc. (Capital Markets)	53	5,742
M&T Bank Corp. (Banks)	83	10,995
Markel Corp.* (Insurance)	10	9,695
MarketAxess Holdings, Inc. (Capital Markets)	27	14,601
Marsh & McLennan Cos., Inc. (Insurance)	337	37,040
Mastercard, Inc.—Class A (IT Services)	585	185,030
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	375	7,916
Mercury General Corp. (Insurance)	17	901
MetLife, Inc. (Insurance)	508	24,460
MGIC Investment Corp. (Thrifts & Mortgage Finance)	223	2,614
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	75	9,956
Moody's Corp. (Capital Markets)	106	28,224
Morgan Stanley (Capital Markets)	951	63,765
Morningstar, Inc. (Capital Markets)	14	3,218
MSCI, Inc.—Class A (Capital Markets)	56	22,137
Nasdaq, Inc. (Capital Markets)	75	10,145
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	31	2,010
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	113	4,407
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	274	2,573
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	306	3,200
Northern Trust Corp. (Capital Markets)	140	12,487
Old Republic International Corp. (Insurance)	187	3,385
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	150	5,433
Onemain Holdings, Inc. (Consumer Finance)	47	2,188
People's United Financial, Inc. (Banks)	279	3,811
Physicians Realty Trust (Equity Real Estate Investment Trusts)	135	2,380
Pinnacle Financial Partners, Inc. (Banks)	48	3,289
Popular, Inc. (Banks)	57	3,235
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	44	2,101
Primerica, Inc. (Insurance)	27	3,761
Principal Financial Group, Inc. (Insurance)	170	8,376
PROG Holdings, Inc. (Consumer Finance)	44	2,076
Prologis, Inc. (Equity Real Estate Investment Trusts)	491	50,671
Prosperity Bancshares, Inc. (Banks)	62	4,181
Prudential Financial, Inc. (Insurance)	264	20,666
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	11	1,497
Public Storage (Equity Real Estate Investment Trusts)	102	23,217
Radian Group, Inc. (Thrifts & Mortgage Finance)	125	2,400
Raymond James Financial, Inc. (Capital Markets)	81	8,094
Rayonier, Inc. (Equity Real Estate Investment Trusts)	90	2,768
Realty Income Corp. (Equity Real Estate Investment Trusts)	233	13,761
Regency Centers Corp. (Equity Real Estate Investment Trusts)	106	5,001
Regions Financial Corp. (Banks)	634	10,784
Reinsurance Group of America, Inc. (Insurance)	44	4,622
RenaissanceRe Holdings, Ltd. (Insurance)	34	5,115

See accompanying notes to the financial statements.

52 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	84	$4,111
RLI Corp. (Insurance)	27	2,613
Rocket Cos., Inc.*(a)—Class A (Thrifts & Mortgage Finance)	73	1,559
S&P Global, Inc. (Capital Markets)	160	50,720
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	133	2,233
Santander Consumer USA Holdings, Inc. (Consumer Finance)	43	950
SBA Communications Corp. (Equity Real Estate Investment Trusts)	73	19,613
SEI Investments Co. (Capital Markets)	82	4,334
Selective Insurance Group, Inc. (Insurance)	41	2,664
Signature Bank (Banks)	34	5,616
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	218	20,259
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	46	3,104
SLM Corp. (Consumer Finance)	247	3,428
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	76	2,931
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	189	3,546
State Street Corp. (Capital Markets)	235	16,450
Stifel Financial Corp. (Capital Markets)	70	3,627
STORE Capital Corp. (Equity Real Estate Investment Trusts)	156	4,839
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	72	10,305
SVB Financial Group* (Banks)	34	14,885
Synchrony Financial (Consumer Finance)	361	12,148
Synovus Financial Corp. (Banks)	99	3,683
T. Rowe Price Group, Inc. (Capital Markets)	150	23,472
TCF Financial Corp. (Banks)	100	3,886
TFS Financial Corp. (Thrifts & Mortgage Finance)	30	530
The Allstate Corp. (Insurance)	201	21,543
The Bank of New York Mellon Corp. (Capital Markets)	542	21,588
The Carlyle Group, Inc. (Capital Markets)	78	2,517
The Charles Schwab Corp. (Capital Markets)	992	51,128
The Goldman Sachs Group, Inc. (Capital Markets)	228	61,827
The Hanover Insurance Group, Inc. (Insurance)	25	2,812
The Howard Hughes Corp.* (Real Estate Management & Development)	31	2,671
The PNC Financial Services Group, Inc. (Banks)	281	40,329
The Progressive Corp. (Insurance)	389	33,917
The Travelers Cos., Inc. (Insurance)	170	23,171
Tradeweb Markets, Inc.—Class A (Capital Markets)	62	3,769
Truist Financial Corp. (Banks)	897	43,038
U.S. Bancorp (Banks)	912	39,079
UDR, Inc. (Equity Real Estate Investment Trusts)	193	7,421
UMB Financial Corp. (Banks)	29	2,058
Umpqua Holdings Corp. (Banks)	146	2,118
United Bankshares, Inc. (Banks)	85	2,691
Unum Group (Insurance)	135	3,136
Valley National Bancorp (Banks)	264	2,695
Ventas, Inc. (Equity Real Estate Investment Trusts)	249	11,471
VEREIT, Inc. (Equity Real Estate Investment Trusts)	145	5,108
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	356	9,000
Virtu Financial, Inc.—Class A (Capital Markets)	53	1,472
Visa, Inc.—Class A (IT Services)	1,127	217,792
Vornado Realty Trust (Equity Real Estate Investment Trusts)	106	4,215
Voya Financial, Inc. (Diversified Financial Services)	83	4,603
W.R. Berkley Corp. (Insurance)	94	5,841
Webster Financial Corp. (Banks)	62	2,899
Wells Fargo & Co. (Banks)	2,751	82,200
Welltower, Inc. (Equity Real Estate Investment Trusts)	278	16,847
Western Alliance Bancorp (Banks)	67	4,568
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	496	15,470
White Mountains Insurance Group, Ltd. (Insurance)	2	2,040
Willis Towers Watson PLC (Insurance)	86	17,453
Wintrust Financial Corp. (Banks)	41	2,468
WP Carey, Inc. (Equity Real Estate Investment Trusts)	117	7,769
Zions Bancorp (Banks)	110	4,855
TOTAL COMMON STOCKS (Cost $1,282,082)		3,639,458

Repurchase Agreements(b)(c) (30.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $1,595,001	$1,595,000	$1,595,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,595,000)		1,595,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	1,036	$1,036
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	8	8
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,044)		1,044
TOTAL INVESTMENT SECURITIES (Cost $2,878,126)—101.4%		5,235,502
Net other assets (liabilities)—(1.4)%		(71,254)
NET ASSETS—100.0%		$5,164,248

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $1,025.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 53

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $1,171,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	2/23/21	0.59%	$1,799,329	$(84,220)
Dow Jones U.S. Financials Index	UBS AG	2/23/21	0.74%	2,296,475	(75,768)
				$4,095,804	$(159,988)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Banks	$886,612	17.1%
Capital Markets	673,351	13.1%
Consumer Finance	136,616	2.7%
Diversified Financial Services	306,514	5.9%
Equity Real Estate Investment Trusts	684,385	13.3%
Insurance	466,180	9.0%
IT Services	402,822	7.8%
Mortgage Real Estate Investment Trusts	21,806	0.4%
Professional Services	24,292	0.5%
Real Estate Management & Development	21,119	0.4%
Thrifts & Mortgage Finance	15,761	0.3%
Other**	1,524,790	29.5%
Total	$5,164,248	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

54 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (74.7%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	229	$39,193
1Life Healthcare, Inc.* (Health Care Providers & Services)	255	12,903
Abbott Laboratories (Health Care Equipment & Supplies)	5,925	732,271
AbbVie, Inc. (Biotechnology)	5,903	604,939
ABIOMED, Inc.* (Health Care Equipment & Supplies)	150	52,238
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	300	15,204
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	389	18,691
Acceleron Pharma, Inc.* (Biotechnology)	176	20,333
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,020	122,573
Agios Pharmaceuticals, Inc.* (Biotechnology)	195	9,159
Alexion Pharmaceuticals, Inc.* (Biotechnology)	729	111,778
Align Technology, Inc.* (Health Care Equipment & Supplies)	239	125,566
Alkermes PLC* (Biotechnology)	537	11,272
Allogene Therapeutics, Inc.* (Biotechnology)	228	7,912
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	390	58,687
Amedisys, Inc.* (Health Care Providers & Services)	110	31,604
Amgen, Inc. (Biotechnology)	1,947	470,064
Anthem, Inc. (Health Care Providers & Services)	833	247,384
Avantor, Inc.* (Life Sciences Tools & Services)	1,728	50,959
Baxter International, Inc. (Health Care Equipment & Supplies)	1,709	131,302
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	970	253,936
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	27	1,944
Biogen, Inc.* (Biotechnology)	516	145,827
BioMarin Pharmaceutical, Inc.* (Biotechnology)	606	50,165
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	73	41,885
Bio-Techne Corp. (Life Sciences Tools & Services)	129	41,913
Bluebird Bio, Inc.* (Biotechnology)	222	9,890
Blueprint Medicines Corp.* (Biotechnology)	187	18,092
Boston Scientific Corp.* (Health Care Equipment & Supplies)	4,794	169,899
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,558	464,288
Bruker Corp. (Life Sciences Tools & Services)	344	19,914
Catalent, Inc.* (Pharmaceuticals)	549	63,162
Centene Corp.* (Health Care Providers & Services)	1,940	116,982
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	166	43,002
Chemed Corp. (Health Care Providers & Services)	52	26,931
Cigna Corp. (Health Care Providers & Services)	1,207	261,979
Covetrus, Inc.* (Health Care Providers & Services)	339	11,550
CVS Health Corp. (Health Care Providers & Services)	4,377	313,612
Danaher Corp. (Health Care Equipment & Supplies)	2,113	502,556
DaVita, Inc.* (Health Care Providers & Services)	245	28,756
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	732	39,155
DexCom, Inc.* (Health Care Equipment & Supplies)	322	120,702
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	2,084	172,097
Elanco Animal Health, Inc.* (Pharmaceuticals)	1,585	46,013
Eli Lilly & Co. (Pharmaceuticals)	2,655	552,160
Emergent BioSolutions, Inc.* (Biotechnology)	150	16,028
Encompass Health Corp. (Health Care Providers & Services)	333	26,773
Exact Sciences Corp.* (Biotechnology)	532	72,969
Exelixis, Inc.* (Biotechnology)	1,044	23,187
FibroGen, Inc.* (Biotechnology)	286	13,779
Gilead Sciences, Inc. (Biotechnology)	4,192	274,995
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	256	15,793
Guardant Health, Inc.* (Health Care Providers & Services)	284	44,162
Haemonetics Corp.* (Health Care Equipment & Supplies)	172	19,658
HCA Healthcare, Inc. (Health Care Providers & Services)	880	142,982
HealthEquity, Inc.* (Health Care Providers & Services)	256	21,389
Henry Schein, Inc.* (Health Care Providers & Services)	476	31,345
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	226	21,705
Hologic, Inc.* (Health Care Equipment & Supplies)	859	68,488
Horizon Therapeutics PLC* (Pharmaceuticals)	737	53,418
Humana, Inc. (Health Care Providers & Services)	443	169,718
ICU Medical, Inc.* (Health Care Equipment & Supplies)	67	13,700
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	286	136,902
Illumina, Inc.* (Life Sciences Tools & Services)	489	208,530
Incyte Corp.* (Biotechnology)	621	55,735
Insulet Corp.* (Health Care Equipment & Supplies)	222	59,314
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	238	15,718
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	391	292,327
Ionis Pharmaceuticals, Inc.* (Biotechnology)	468	28,113
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	640	113,792
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	187	29,079
Johnson & Johnson (Pharmaceuticals)	8,802	1,435,869
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	326	74,625
LHC Group, Inc.* (Health Care Providers & Services)	107	21,317
Masimo Corp.* (Health Care Equipment & Supplies)	172	44,018
McKesson Corp. (Health Care Providers & Services)	537	93,690
Medtronic PLC (Health Care Equipment & Supplies)	4,500	500,985
Merck & Co., Inc. (Pharmaceuticals)	8,461	652,089

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 55

Common Stocks, continued

	Shares	Value
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	78	$91,112
Moderna, Inc.* (Biotechnology)	1,007	174,372
Molina Healthcare, Inc.* (Health Care Providers & Services)	199	42,508
Nektar Therapeutics* (Pharmaceuticals)	607	11,958
Neogen Corp.* (Health Care Equipment & Supplies)	179	14,476
Neurocrine Biosciences, Inc.* (Biotechnology)	313	34,352
Novavax, Inc.* (Biotechnology)	198	43,746
Novocure, Ltd.* (Health Care Equipment & Supplies)	281	45,230
NuVasive, Inc.* (Health Care Equipment & Supplies)	173	9,297
Oak Street Health, Inc.* (Health Care Providers & Services)	59	3,060
Penumbra, Inc.* (Health Care Equipment & Supplies)	113	29,503
Perrigo Co. PLC (Pharmaceuticals)	458	19,557
Pfizer, Inc. (Pharmaceuticals)	18,593	667,489
PPD, Inc.* (Life Sciences Tools & Services)	366	11,771
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	217	26,743
Premier, Inc. (Health Care Providers & Services)	241	8,163
Quest Diagnostics, Inc. (Health Care Providers & Services)	449	57,988
Quidel Corp.* (Health Care Equipment & Supplies)	127	31,873
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	351	176,848
Repligen Corp.* (Biotechnology)	169	33,800
ResMed, Inc. (Health Care Equipment & Supplies)	485	97,761
Royalty Pharma PLC—Class A (Pharmaceuticals)	289	13,586
Sarepta Therapeutics, Inc.* (Biotechnology)	265	23,691
Seagen, Inc.* (Biotechnology)	422	69,322
STERIS PLC (Health Care Equipment & Supplies)	286	53,513
Stryker Corp. (Health Care Equipment & Supplies)	1,093	241,564
Syneos Health, Inc.* (Life Sciences Tools & Services)	254	18,885
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	208	19,271
Teladoc Health, Inc.* (Health Care Technology)	410	108,170
Teleflex, Inc. (Health Care Equipment & Supplies)	155	58,533
Tenet Healthcare Corp.* (Health Care Providers & Services)	357	16,875
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	164	59,703
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	1,326	675,863
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	208	28,827
United Therapeutics Corp.* (Biotechnology)	148	24,245
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,173	1,058,450
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	259	32,292
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	306	53,724
Vertex Pharmaceuticals, Inc.* (Biotechnology)	867	198,612
Viatris, Inc.* (Pharmaceuticals)	4,044	68,708
Vir Biotechnology, Inc.* (Biotechnology)	222	14,328
Waters Corp.* (Life Sciences Tools & Services)	208	55,051
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	245	73,375
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	694	106,647
Zoetis, Inc. (Pharmaceuticals)	1,589	245,103
TOTAL COMMON STOCKS (Cost $7,229,524)		16,132,579

Repurchase Agreements(a)(b) (27.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $5,892,006	$5,892,000	$5,892,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,892,000)		5,892,000
TOTAL INVESTMENT SECURITIES (Cost $13,121,524)—102.0%		22,024,579
Net other assets (liabilities)—(2.0)%		(434,472)
NET ASSETS—100.0%		$21,590,107

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $3,659,000.

See accompanying notes to the financial statements.

56 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	2/23/21	0.59%	$7,352,997	$(223,511)
Dow Jones U.S. Health Care Index	UBS AG	2/23/21	0.44%	9,005,349	(262,689)
				$16,358,346	$(486,200)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Biotechnology	$2,843,758	13.2%
Health Care Equipment & Supplies	4,382,800	20.2%
Health Care Providers & Services	2,912,242	13.5%
Health Care Technology	108,170	0.5%
Life Sciences Tools & Services	1,563,130	7.3%
Pharmaceuticals	4,322,479	20.0%
Other**	5,457,528	25.3%
Total	$21,590,107	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 57

Common Stocks (73.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	774	$135,961
A.O. Smith Corp. (Building Products)	182	9,883
Accenture PLC—Class A (IT Services)	848	205,148
Acuity Brands, Inc. (Electrical Equipment)	49	5,892
ADT, Inc. (Commercial Services & Supplies)	206	1,860
AECOM* (Construction & Engineering)	202	10,120
Affirm Holdings, Inc.* (IT Services)	32	3,187
AGCO Corp. (Machinery)	84	9,316
Air Lease Corp. (Trading Companies & Distributors)	144	5,707
Allegion PLC (Building Products)	124	13,269
Allison Transmission Holdings, Inc. (Machinery)	151	6,146
Amcor PLC (Containers & Packaging)	2,104	23,018
AMETEK, Inc. (Electrical Equipment)	309	34,997
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	403	50,327
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	53	3,731
AptarGroup, Inc. (Containers & Packaging)	84	11,169
Armstrong World Industries, Inc. (Building Products)	66	5,162
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	102	9,958
ASGN, Inc.* (Professional Services)	70	5,804
Automatic Data Processing, Inc. (IT Services)	575	94,944
Avery Dennison Corp. (Containers & Packaging)	114	17,199
Avnet, Inc. (Electronic Equipment, Instruments & Components)	134	4,732
Axon Enterprise, Inc.* (Aerospace & Defense)	84	13,789
Ball Corp. (Containers & Packaging)	438	38,554
Berry Global Group, Inc.* (Containers & Packaging)	180	8,887
Black Knight, Inc.* (IT Services)	210	17,155
Broadridge Financial Solutions, Inc. (IT Services)	154	21,762
BWX Technologies, Inc. (Aerospace & Defense)	127	6,848
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	183	15,657
Carlisle Cos., Inc. (Industrial Conglomerates)	71	10,290
Carrier Global Corp. (Building Products)	1,094	42,119
Caterpillar, Inc. (Machinery)	728	133,107
Cimpress PLC* (Commercial Services & Supplies)	27	2,468
Cintas Corp. (Commercial Services & Supplies)	119	37,856
Clean Harbors, Inc.* (Commercial Services & Supplies)	68	5,267
Cognex Corp. (Electronic Equipment, Instruments & Components)	234	19,218
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	33	6,628
Colfax Corp.* (Machinery)	137	5,085
Concentrix Corp.* (IT Services)	54	5,774
CoreLogic, Inc. (IT Services)	105	7,905
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,027	36,838
Crane Co. (Machinery)	67	5,071
Crown Holdings, Inc.* (Containers & Packaging)	181	16,317
CSX Corp. (Road & Rail)	1,026	87,985
Cummins, Inc. (Machinery)	199	46,650
Curtiss-Wright Corp. (Aerospace & Defense)	54	5,605
Deere & Co. (Machinery)	420	121,295
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	84	7,395
Donaldson Co., Inc. (Machinery)	170	10,105
Dover Corp. (Machinery)	195	22,716
Dun & Bradstreet Holdings, Inc.* (Professional Services)	183	4,328
Eagle Materials, Inc. (Construction Materials)	55	6,052
Eaton Corp. PLC (Electrical Equipment)	533	62,734
EMCOR Group, Inc. (Construction & Engineering)	71	6,269
Emerson Electric Co. (Electrical Equipment)	801	63,559
EnerSys (Electrical Equipment)	56	4,605
Equifax, Inc. (Professional Services)	164	29,046
Euronet Worldwide, Inc.* (IT Services)	70	8,747
Expeditors International of Washington, Inc. (Air Freight & Logistics)	229	20,500
Fastenal Co. (Trading Companies & Distributors)	769	35,058
FedEx Corp. (Air Freight & Logistics)	325	76,486
Fidelity National Information Services, Inc. (IT Services)	832	102,719
Fiserv, Inc.* (IT Services)	746	76,607
FleetCor Technologies, Inc.* (IT Services)	114	27,674
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	178	9,265
Flowserve Corp. (Machinery)	175	6,223
Fortive Corp. (Machinery)	451	29,802
Fortune Brands Home & Security, Inc. (Building Products)	186	16,043
FTI Consulting, Inc.* (Professional Services)	47	5,169
Gates Industrial Corp. PLC* (Machinery)	60	847
Generac Holdings, Inc.* (Electrical Equipment)	84	20,699
General Dynamics Corp. (Aerospace & Defense)	311	45,617
General Electric Co. (Industrial Conglomerates)	11,742	125,405
Genpact, Ltd. (IT Services)	237	9,072
Global Payments, Inc. (IT Services)	403	71,138
Graco, Inc. (Machinery)	225	15,512
Graphic Packaging Holding Co. (Containers & Packaging)	367	5,747
HEICO Corp. (Aerospace & Defense)	56	6,593
HEICO Corp.—Class A (Aerospace & Defense)	98	10,418
Hexcel Corp. (Aerospace & Defense)	113	4,934
Honeywell International, Inc. (Industrial Conglomerates)	941	183,843
Howmet Aerospace, Inc.* (Aerospace & Defense)	525	12,905
Hubbell, Inc. (Electrical Equipment)	72	11,203
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	54	8,496
IDEX Corp. (Machinery)	102	18,991
Illinois Tool Works, Inc. (Machinery)	385	74,771
Ingersoll Rand, Inc.* (Machinery)	500	20,920
Insperity, Inc. (Professional Services)	47	3,689
International Paper Co. (Containers & Packaging)	528	26,564
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	47	10,501
Itron, Inc.* (Electronic Equipment, Instruments & Components)	54	4,645
ITT, Inc. (Machinery)	116	8,666
J.B. Hunt Transport Services, Inc. (Road & Rail)	114	15,351

See accompanying notes to the financial statements.

58 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Jabil, Inc. (Electronic Equipment, Instruments & Components)	182	$7,529
Jack Henry & Associates, Inc. (IT Services)	102	14,769
Jacobs Engineering Group, Inc. (Construction & Engineering)	174	17,567
Johnson Controls International PLC (Building Products)	970	48,324
Kansas City Southern (Road & Rail)	125	25,334
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	246	34,831
Kirby Corp.* (Marine)	80	4,061
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	169	6,760
L3Harris Technologies, Inc. (Aerospace & Defense)	282	48,366
Landstar System, Inc. (Road & Rail)	50	6,970
Lennox International, Inc. (Building Products)	47	12,948
Lincoln Electric Holdings, Inc. (Machinery)	80	9,160
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	33	8,031
Lockheed Martin Corp. (Aerospace & Defense)	331	106,522
Louisiana-Pacific Corp. (Paper & Forest Products)	150	5,702
Macquarie Infrastructure Corp. (Transportation Infrastructure)	99	2,751
ManpowerGroup, Inc. (Professional Services)	79	6,987
Martin Marietta Materials, Inc. (Construction Materials)	84	24,142
Masco Corp. (Building Products)	350	19,009
MasTec, Inc.* (Construction & Engineering)	78	6,018
MAXIMUS, Inc. (IT Services)	83	6,230
Mercury Systems, Inc.* (Aerospace & Defense)	77	5,472
MSA Safety, Inc. (Commercial Services & Supplies)	48	7,494
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	61	4,732
National Instruments Corp. (Electronic Equipment, Instruments & Components)	177	7,328
Navistar International Corp.* (Machinery)	66	2,904
Nielsen Holdings PLC (Professional Services)	477	10,651
Nikola Corp.* (Machinery)	182	4,202
Nordson Corp. (Machinery)	72	12,887
Norfolk Southern Corp. (Road & Rail)	339	80,214
Northrop Grumman Corp. (Aerospace & Defense)	208	59,615
nVent Electric PLC (Electrical Equipment)	231	5,170
Old Dominion Freight Line, Inc. (Road & Rail)	128	24,832
Oshkosh Corp. (Machinery)	91	8,335
Otis Worldwide Corp. (Machinery)	546	35,299
Owens Corning (Building Products)	146	11,330
PACCAR, Inc. (Machinery)	465	42,417
Packaging Corp. of America (Containers & Packaging)	127	17,076
Parker-Hannifin Corp. (Machinery)	172	45,513
Paychex, Inc. (IT Services)	429	37,460
PayPal Holdings, Inc.* (IT Services)	1,571	368,100
Pentair PLC (Machinery)	224	12,199
PerkinElmer, Inc. (Life Sciences Tools & Services)	151	22,208
Quanta Services, Inc. (Construction & Engineering)	186	13,107
Raytheon Technologies Corp. (Aerospace & Defense)	2,035	135,796
Regal Beloit Corp. (Electrical Equipment)	54	6,776
Republic Services, Inc.—Class A (Commercial Services & Supplies)	282	25,527
Robert Half International, Inc. (Professional Services)	154	10,395
Rockwell Automation, Inc. (Electrical Equipment)	154	38,274
Roper Technologies, Inc. (Industrial Conglomerates)	141	55,400
Sealed Air Corp. (Containers & Packaging)	209	8,834
Sensata Technologies Holding PLC* (Electrical Equipment)	211	11,500
Silgan Holdings, Inc. (Containers & Packaging)	108	3,934
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	59	9,303
Snap-on, Inc. (Machinery)	72	12,959
Sonoco Products Co. (Containers & Packaging)	136	7,876
Square, Inc.*—Class A (IT Services)	513	110,787
Stericycle, Inc.* (Commercial Services & Supplies)	124	8,120
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	442	53,217
Teledyne Technologies, Inc.* (Aerospace & Defense)	49	17,493
Tetra Tech, Inc. (Commercial Services & Supplies)	72	8,753
Textron, Inc. (Aerospace & Defense)	307	13,895
The Boeing Co. (Aerospace & Defense)	711	138,069
The Middleby Corp.* (Machinery)	75	10,179
The Sherwin-Williams Co. (Chemicals)	109	75,406
The Timken Co. (Machinery)	90	6,809
The Toro Co. (Machinery)	142	13,384
The Western Union Co. (IT Services)	552	12,293
Trane Technologies PLC (Building Products)	323	46,302
TransDigm Group, Inc.* (Aerospace & Defense)	72	39,836
TransUnion (Professional Services)	254	22,108
Trex Co., Inc.* (Building Products)	155	14,224
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	334	22,014
TriNet Group, Inc.* (Professional Services)	54	4,002
Union Pacific Corp. (Road & Rail)	904	178,513
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	960	148,800
United Rentals, Inc.* (Trading Companies & Distributors)	95	23,086
Univar Solutions, Inc.* (Trading Companies & Distributors)	229	4,257
Valmont Industries, Inc. (Construction & Engineering)	28	5,402
Verisk Analytics, Inc.—Class A (Professional Services)	216	39,636
Vontier Corp.* (Electronic Equipment, Instruments & Components)	183	5,935
Vulcan Materials Co. (Construction Materials)	176	26,249
W.W. Grainger, Inc. (Trading Companies & Distributors)	61	22,228
Waste Management, Inc. (Commercial Services & Supplies)	521	57,997
Watsco, Inc. (Trading Companies & Distributors)	44	10,494
WESCO International, Inc.* (Trading Companies & Distributors)	1	76

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 59

Common Stocks, continued

	Shares	Value
Westinghouse Air Brake Technologies Corp. (Machinery)	240	$17,810
WestRock Co. (Containers & Packaging)	354	14,666
WEX, Inc.* (IT Services)	59	11,127
Woodward, Inc. (Machinery)	79	8,844
XPO Logistics, Inc.* (Air Freight & Logistics)	123	13,580
Xylem, Inc. (Machinery)	242	23,375
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	71	27,536
TOTAL COMMON STOCKS (Cost $3,074,293)		5,576,921

Repurchase Agreements(a)(b) (29.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $2,230,002	$2,230,000	$2,230,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,230,000)		2,230,000
TOTAL INVESTMENT SECURITIES (Cost $5,304,293)—103.5%		7,806,921
Net other assets (liabilities)—(3.5)%		(266,165)
NET ASSETS—100.0%		$7,540,756

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $1,172,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	2/23/21	0.59%	$1,857,486	$(78,160)
Dow Jones U.S. Industrials Index	UBS AG	2/23/21	0.44%	3,894,902	(168,865)
				$5,752,388	$(247,025)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$680,269	9.0%
Air Freight & Logistics	275,023	3.6%
Building Products	238,613	3.2%
Chemicals	75,406	1.0%
Commercial Services & Supplies	155,342	2.1%
Construction & Engineering	58,483	0.8%
Construction Materials	56,443	0.7%
Containers & Packaging	199,841	2.7%
Electrical Equipment	265,409	3.5%
Electronic Equipment, Instruments & Components	325,928	4.3%
Industrial Conglomerates	510,899	6.8%
IT Services	1,212,599	16.1%
Life Sciences Tools & Services	22,208	0.3%
Machinery	801,500	10.6%
Marine	4,061	0.1%
Paper & Forest Products	5,701	0.1%
Professional Services	141,815	1.9%
Road & Rail	425,959	5.6%
Trading Companies & Distributors	118,671	1.5%
Transportation Infrastructure	2,751	NM
Other**	1,963,835	26.1%
Total	$7,540,756	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

60 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (75.3%)

	Shares	Value
2U, Inc.* (Software)	32,432	$1,326,469
Akamai Technologies, Inc.* (IT Services)	23,540	2,613,646
Alphabet, Inc.*—Class A (Interactive Media & Services)	3,856	7,046,300
Alphabet, Inc.*—Class C (Interactive Media & Services)	3,722	6,832,624
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4,825	15,469,914
Arista Networks, Inc.* (Communications Equipment)	8,376	2,576,123
Box, Inc.*—Class A (Software)	63,132	1,094,709
Ciena Corp.* (Communications Equipment)	36,257	1,935,761
Cisco Systems, Inc. (Communications Equipment)	152,417	6,794,750
Citrix Systems, Inc. (Software)	18,242	2,431,841
Cloudera, Inc.* (Software)	91,554	1,398,030
CommScope Holding Co., Inc.* (Communications Equipment)	85,197	1,251,544
Coupa Software, Inc.* (Software)	8,878	2,751,026
Datadog, Inc.*—Class A (Software)	26,764	2,750,001
DocuSign, Inc.* (Software)	16,889	3,933,279
Dropbox, Inc.* (Software)	74,816	1,693,086
eBay, Inc. (Internet & Direct Marketing Retail)	67,241	3,799,789
Etsy, Inc.* (Internet & Direct Marketing Retail)	16,708	3,326,396
Expedia Group, Inc. (Internet & Direct Marketing Retail)	19,355	2,401,956
Facebook, Inc.*—Class A (Interactive Media & Services)	39,994	10,331,651
Fastly, Inc.*—Class A (IT Services)	19,225	2,102,254
GoDaddy, Inc.*—Class A (IT Services)	26,811	2,106,808
Grubhub, Inc.* (Internet & Direct Marketing Retail)	22,915	1,724,812
Juniper Networks, Inc. (Communications Equipment)	77,798	1,899,827
Match Group, Inc.* (Interactive Media & Services)	24,795	3,467,829
Netflix, Inc.* (Entertainment)	14,776	7,866,595
Okta, Inc.* (IT Services)	13,416	3,474,878
PayPal Holdings, Inc.* (IT Services)	36,673	8,592,851
Pinterest, Inc.*—Class A (Interactive Media & Services)	50,395	3,452,561
Salesforce.com, Inc.* (Software)	31,876	7,189,950
Smartsheet, Inc.* (Software)	26,320	1,835,557
Snap, Inc.* (Interactive Media & Services)	79,060	4,185,436
Teladoc Health, Inc.* (Health Care Technology)	14,960	3,946,896
Twitter, Inc.* (Interactive Media & Services)	75,583	3,819,209
Veeva Systems, Inc.*—Class A (Health Care Technology)	13,358	3,692,686
VeriSign, Inc.* (IT Services)	13,155	2,552,991
Vonage Holdings Corp.* (Diversified Telecommunication Services)	91,292	1,139,324
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	10,366	2,822,869
Workday, Inc.*—Class A (Software)	16,660	3,790,650
Zillow Group, Inc.*—Class A (Interactive Media & Services)	4,630	642,274
Zillow Group, Inc.*—Class C (Interactive Media & Services)	18,805	2,453,300
Zoom Video Communications, Inc.*—Class A (Software)	12,917	4,806,028
TOTAL COMMON STOCKS (Cost $70,488,845)		159,324,480

Repurchase Agreements(a)(b) (27.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $58,875,055	$58,875,000	$58,875,000
TOTAL REPURCHASE AGREEMENTS (Cost $58,875,000)		58,875,000
TOTAL INVESTMENT SECURITIES (Cost $129,363,845)—103.1%		218,199,480
Net other assets (liabilities)—(3.1)%		(6,477,179)
NET ASSETS—100.0%		$211,722,301

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $34,661,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	2/23/21	0.59%	$83,951,254	$(3,066,893)
Dow Jones Internet Composite Index	UBS AG	2/23/21	0.44%	74,748,379	(2,661,792)
				$158,699,633	$(5,728,685)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 61

Internet UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Communications Equipment	$14,458,005	6.8%
Diversified Telecommunication Services	1,139,324	0.6%
Entertainment	7,866,595	3.7%
Health Care Technology	7,639,582	3.6%
Interactive Media & Services	42,231,184	20.0%
Internet & Direct Marketing Retail	29,545,736	14.0%
IT Services	21,443,428	10.1%
Software	35,000,626	16.5%
Other**	52,397,821	24.7%
Total	$211,722,301	100.0%

**  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

62 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (99.9%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	1,044	$129,027
AbbVie, Inc. (Biotechnology)	1,304	133,634
ABIOMED, Inc.* (Health Care Equipment & Supplies)	45	15,671
Accenture PLC—Class A (IT Services)	353	85,398
Activision Blizzard, Inc. (Entertainment)	455	41,405
Adobe, Inc.* (Software)	479	219,751
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,201	102,854
Agilent Technologies, Inc. (Life Sciences Tools & Services)	219	26,317
Air Products & Chemicals, Inc. (Chemicals)	102	27,210
Akamai Technologies, Inc.* (IT Services)	105	11,658
Albemarle Corp. (Chemicals)	106	17,242
Alexion Pharmaceuticals, Inc.* (Biotechnology)	159	24,379
Align Technology, Inc.* (Health Care Equipment & Supplies)	72	37,827
Allegion PLC (Building Products)	38	4,066
Alphabet, Inc.*—Class A (Interactive Media & Services)	300	548,208
Alphabet, Inc.*—Class C (Interactive Media & Services)	289	530,529
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	425	1,362,634
American Tower Corp. (Equity Real Estate Investment Trusts)	227	51,612
American Water Works Co., Inc. (Water Utilities)	92	14,630
AMETEK, Inc. (Electrical Equipment)	113	12,798
Amgen, Inc. (Biotechnology)	291	70,256
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	185	23,102
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	159	23,425
ANSYS, Inc.* (Software)	86	30,476
Aon PLC (Insurance)	119	24,169
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,950	2,104,762
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	911	88,075
Aptiv PLC (Auto Components)	180	24,048
Arista Networks, Inc.* (Communications Equipment)	54	16,608
Arthur J. Gallagher & Co. (Insurance)	83	9,579
Autodesk, Inc.* (Software)	218	60,480
Automatic Data Processing, Inc. (IT Services)	206	34,015
AutoZone, Inc.* (Specialty Retail)	12	13,420
Avery Dennison Corp. (Containers & Packaging)	35	5,280
Ball Corp. (Containers & Packaging)	209	18,397
Best Buy Co., Inc. (Specialty Retail)	115	12,514
Biogen, Inc.* (Biotechnology)	80	22,609
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	21	12,049
BlackRock, Inc.—Class A (Capital Markets)	100	70,126
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	15	29,165
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,174	72,119
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	275	123,888
Broadridge Financial Solutions, Inc. (IT Services)	57	8,055
Brown-Forman Corp.—Class B (Beverages)	92	6,594
Cadence Design Systems, Inc.* (Software)	279	36,379
Carrier Global Corp. (Building Products)	524	20,175
Catalent, Inc.* (Pharmaceuticals)	165	18,983
Caterpillar, Inc. (Machinery)	255	46,624
Cboe Global Markets, Inc. (Capital Markets)	55	5,045
CDW Corp. (Electronic Equipment, Instruments & Components)	62	8,163
Cerner Corp. (Health Care Technology)	133	10,655
Charter Communications, Inc.*—Class A (Media)	146	88,704
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	28	41,440
Church & Dwight Co., Inc. (Household Products)	166	14,015
Cintas Corp. (Commercial Services & Supplies)	57	18,133
Citrix Systems, Inc. (Software)	80	10,665
Cognizant Technology Solutions Corp.—Class A (IT Services)	273	21,280
Colgate-Palmolive Co. (Household Products)	447	34,866
Comcast Corp.—Class A (Media)	2,007	99,487
Copart, Inc.* (Commercial Services & Supplies)	207	22,719
Corning, Inc. (Electronic Equipment, Instruments & Components)	361	12,949
Costco Wholesale Corp. (Food & Staples Retailing)	234	82,469
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	259	41,248
CSX Corp. (Road & Rail)	397	34,045
Cummins, Inc. (Machinery)	63	14,768
D.R. Horton, Inc. (Household Durables)	200	15,360
Danaher Corp. (Health Care Equipment & Supplies)	428	101,796
DaVita, Inc.* (Health Care Providers & Services)	73	8,568
Deere & Co. (Machinery)	235	67,867
DexCom, Inc.* (Health Care Equipment & Supplies)	96	35,986
Dollar General Corp. (Multiline Retail)	244	47,485
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	39	14,460
Dow, Inc. (Chemicals)	366	18,995
Duke Realty Corp. (Equity Real Estate Investment Trusts)	155	6,132
eBay, Inc. (Internet & Direct Marketing Retail)	656	37,071
Ecolab, Inc. (Chemicals)	114	23,314
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	355	29,316
Electronic Arts, Inc. (Entertainment)	156	22,339
Eli Lilly & Co. (Pharmaceuticals)	486	101,073
Emerson Electric Co. (Electrical Equipment)	240	19,044
Enphase Energy, Inc.* (Electrical Equipment)	125	22,795
Equifax, Inc. (Professional Services)	60	10,627
Equinix, Inc. (Equity Real Estate Investment Trusts)	52	38,478

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 63

Common Stocks, continued

	Shares	Value
Etsy, Inc.* (Internet & Direct Marketing Retail)	125	$24,886
Expedia Group, Inc. (Internet & Direct Marketing Retail)	49	6,081
Expeditors International of Washington, Inc. (Air Freight & Logistics)	110	9,847
Extra Space Storage, Inc. (Equity Real EstateInvestment Trusts)	61	6,941
F5 Networks, Inc.* (Communications Equipment)	28	5,487
Facebook, Inc.*—Class A (Interactive Media & Services)	2,400	619,992
Fastenal Co. (Trading Companies & Distributors)	434	19,786
FedEx Corp. (Air Freight & Logistics)	155	36,478
First Horizon Corp. (Banks)	1	11
First Republic Bank (Banks)	93	13,484
Fiserv, Inc.* (IT Services)	379	38,920
FleetCor Technologies, Inc.* (IT Services)	36	8,739
FMC Corp. (Chemicals)	129	13,969
Fortinet, Inc.* (Software)	134	19,397
Fortune Brands Home & Security, Inc. (Building Products)	80	6,900
Freeport-McMoRan, Inc.* (Metals & Mining)	903	24,300
Garmin, Ltd. (Household Durables)	83	9,533
Gartner, Inc.* (IT Services)	47	7,140
Hess Corp. (Oil, Gas & Consumable Fuels)	147	7,935
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	103	10,443
Hologic, Inc.* (Health Care Equipment & Supplies)	186	14,830
Humana, Inc. (Health Care Providers & Services)	69	26,435
IDEX Corp. (Machinery)	35	6,517
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	86	41,166
IHS Markit, Ltd. (Professional Services)	244	21,248
Illinois Tool Works, Inc. (Machinery)	125	24,276
Illumina, Inc.* (Life Sciences Tools & Services)	72	30,704
Incyte Corp.* (Biotechnology)	120	10,770
Intercontinental Exchange, Inc. (Capital Markets)	303	33,436
Intuit, Inc. (Software)	262	94,642
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	81	60,559
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	15	3,351
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	122	21,692
J.B. Hunt Transport Services, Inc. (Road & Rail)	49	6,598
Jack Henry & Associates, Inc. (IT Services)	37	5,357
Jacobs Engineering Group, Inc. (Construction & Engineering)	81	8,178
Johnson & Johnson (Pharmaceuticals)	1,052	171,613
Kansas City Southern (Road & Rail)	48	9,728
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	106	15,009
Kimberly-Clark Corp. (Household Products)	128	16,909
KLA Corp. (Semiconductors & Semiconductor Equipment)	154	43,131
L Brands, Inc. (Specialty Retail)	133	5,421
L3Harris Technologies, Inc. (Aerospace & Defense)	120	20,581
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	144	69,689
Lamb Weston Holding, Inc. (Food Products)	56	4,183
Linde PLC (Chemicals)	303	74,356
Lockheed Martin Corp. (Aerospace & Defense)	114	36,687
Lowe's Cos., Inc. (Specialty Retail)	518	86,428
MarketAxess Holdings, Inc. (Capital Markets)	38	20,549
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1	82
Marsh & McLennan Cos., Inc. (Insurance)	250	27,478
Masco Corp. (Building Products)	117	6,354
Mastercard, Inc.—Class A (IT Services)	598	189,141
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	160	14,034
McCormick & Co., Inc. (Food Products)	110	9,850
McDonald's Corp. (Hotels, Restaurants & Leisure)	297	61,728
Merck & Co., Inc. (Pharmaceuticals)	1,212	93,409
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	24	28,034
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	187	25,453
Microsoft Corp. (Software)	7,545	1,750,137
Monster Beverage Corp.* (Beverages)	369	32,040
Moody's Corp. (Capital Markets)	115	30,620
Motorola Solutions, Inc. (Communications Equipment)	76	12,734
MSCI, Inc.—Class A (Capital Markets)	82	32,415
Nasdaq, Inc. (Capital Markets)	74	10,010
Netflix, Inc.* (Entertainment)	442	235,317
Newmont Corp. (Metals & Mining)	443	26,403
NextEra Energy, Inc. (Electric Utilities)	841	68,012
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	801	107,006
Norfolk Southern Corp. (Road & Rail)	114	26,975
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	148	6,129
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	618	321,106
Old Dominion Freight Line, Inc. (Road & Rail)	96	18,624
Oracle Corp. (Software)	1,043	63,028
O'Reilly Automotive, Inc.* (Specialty Retail)	49	20,848
Otis Worldwide Corp. (Machinery)	212	13,706
Parker-Hannifin Corp. (Machinery)	67	17,729
Paychex, Inc. (IT Services)	170	14,844
Paycom Software, Inc.* (Software)	49	18,607
PayPal Holdings, Inc.* (IT Services)	1,169	273,908
PepsiCo, Inc. (Beverages)	579	79,074
PerkinElmer, Inc. (Life Sciences Tools & Services)	112	16,472
Pool Corp. (Distributors)	40	14,167
Public Storage (Equity Real Estate Investment Trusts)	65	14,795
PulteGroup, Inc. (Household Durables)	139	6,047
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	114	19,480

See accompanying notes to the financial statements.

64 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,129	$176,439
Quanta Services, Inc. (Construction & Engineering)	81	5,708
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	105	52,903
ResMed, Inc. (Health Care Equipment & Supplies)	145	29,228
Rockwell Automation, Inc. (Electrical Equipment)	65	16,154
Rollins, Inc. (Commercial Services & Supplies)	222	7,996
Roper Technologies, Inc. (Industrial Conglomerates)	56	22,003
S&P Global, Inc. (Capital Markets)	239	75,762
Salesforce.com, Inc.* (Software)	913	205,936
SBA Communications Corp. (Equity Real Estate Investment Trusts)	72	19,344
Sealed Air Corp. (Containers & Packaging)	105	4,438
ServiceNow, Inc.* (Software)	194	105,373
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	87	14,725
Starbucks Corp. (Hotels, Restaurants & Leisure)	679	65,734
STERIS PLC (Health Care Equipment & Supplies)	49	9,168
Stryker Corp. (Health Care Equipment & Supplies)	160	35,362
SVB Financial Group* (Banks)	52	22,765
Synopsys, Inc.* (Software)	153	39,084
T. Rowe Price Group, Inc. (Capital Markets)	135	21,125
Take-Two Interactive Software, Inc.* (Entertainment)	114	22,851
Target Corp. (Multiline Retail)	330	59,786
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	125	15,050
Teledyne Technologies, Inc.* (Aerospace & Defense)	17	6,069
Teleflex, Inc. (Health Care Equipment & Supplies)	22	8,308
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	166	18,838
Tesla, Inc.* (Automobiles)	756	599,908
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	487	80,691
The AES Corp. (Independent Power and Renewable Electricity Producers)	255	6,219
The Clorox Co. (Household Products)	84	17,595
The Coca-Cola Co. (Beverages)	1,354	65,195
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	20	7,281
The Estee Lauder Co., Inc. (Personal Products)	125	29,581
The Hershey Co. (Food Products)	60	8,726
The Home Depot, Inc. (Specialty Retail)	774	209,615
The Procter & Gamble Co. (Household Products)	1,187	152,185
The Progressive Corp. (Insurance)	375	32,696
The Sherwin-Williams Co. (Chemicals)	56	38,741
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	396	201,842
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	403	50,810
Tractor Supply Co. (Specialty Retail)	115	16,300
Trane Technologies PLC (Building Products)	111	15,912
TransDigm Group, Inc.* (Aerospace & Defense)	34	18,812
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	249	16,412
Twitter, Inc.* (Interactive Media & Services)	798	40,323
Tyler Technologies, Inc.* (Software)	40	16,912
Ulta Beauty, Inc.* (Specialty Retail)	30	8,393
Union Pacific Corp. (Road & Rail)	323	63,782
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	499	77,345
United Rentals, Inc.* (Trading Companies & Distributors)	72	17,497
UnitedHealth Group, Inc. (Health Care Providers & Services)	492	164,121
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	56	9,832
VeriSign, Inc.* (IT Services)	42	8,151
Verisk Analytics, Inc.—Class A (Professional Services)	163	29,910
Vertex Pharmaceuticals, Inc.* (Biotechnology)	260	59,561
Visa, Inc.—Class A (IT Services)	1,015	196,149
Vulcan Materials Co. (Construction Materials)	55	8,203
W.W. Grainger, Inc. (Trading Companies & Distributors)	28	10,203
Waste Management, Inc. (Commercial Services & Supplies)	151	16,809
Waters Corp.* (Life Sciences Tools & Services)	35	9,263
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	73	21,863
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	244	31,859
Xylem, Inc. (Machinery)	83	8,017
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	130	13,194
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	38	14,738
Zoetis, Inc. (Pharmaceuticals)	345	53,216
TOTAL COMMON STOCKS (Cost $5,398,947)		16,691,698
TOTAL INVESTMENT SECURITIES (Cost $5,398,947)—99.9%		16,691,698
Net other assets (liabilities)—0.1%		13,366
NET ASSETS—100.0%		$16,705,064

*	Non-income producing security.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 65

Large-Cap Growth ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$82,149	0.5%
Air Freight & Logistics	123,670	0.7%
Auto Components	24,048	0.1%
Automobiles	599,909	3.6%
Banks	36,260	0.2%
Beverages	182,903	1.1%
Biotechnology	374,112	2.2%
Building Products	53,406	0.3%
Capital Markets	299,088	1.8%
Chemicals	213,827	1.3%
Commercial Services & Supplies	65,657	0.4%
Communications Equipment	34,829	0.2%
Construction & Engineering	13,886	0.1%
Construction Materials	8,203	0.1%
Containers & Packaging	28,115	0.2%
Distributors	14,167	0.1%
Electric Utilities	68,012	0.4%
Electrical Equipment	70,790	0.4%
Electronic Equipment, Instruments & Components	108,774	0.7%
Entertainment	321,912	1.9%
Equity Real Estate Investment Trusts	178,549	1.1%
Food & Staples Retailing	82,469	0.5%
Food Products	22,759	0.1%
Health Care Equipment & Supplies	587,220	3.5%
Health Care Providers & Services	199,124	1.2%
Health Care Technology	10,655	0.1%
Hotels, Restaurants & Leisure	207,081	1.2%
Household Durables	30,940	0.2%
Household Products	235,570	1.4%
Independent Power and Renewable Electricity Producers	12,348	0.1%
Industrial Conglomerates	22,003	0.1%
Insurance	93,922	0.6%
Interactive Media & Services	1,739,052	10.4%
Internet & Direct Marketing Retail	1,459,838	8.7%
IT Services	902,755	5.4%
Life Sciences Tools & Services	346,372	2.1%
Machinery	199,505	1.2%
Media	188,191	1.1%
Metals & Mining	50,702	0.3%
Multiline Retail	107,271	0.6%
Oil, Gas & Consumable Fuels	7,935	NM
Personal Products	29,581	0.2%
Pharmaceuticals	510,413	3.1%
Professional Services	61,785	0.4%
Road & Rail	159,753	1.0%
Semiconductors & Semiconductor Equipment	1,153,687	6.9%
Software	2,670,867	16.0%
Specialty Retail	372,940	2.2%
Technology Hardware, Storage & Peripherals	2,104,762	12.6%
Textiles, Apparel & Luxury Goods	107,006	0.6%
Trading Companies & Distributors	47,486	0.3%
Water Utilities	14,630	0.1%
Wireless Telecommunication Services	50,810	0.3%
Other**	13,366	0.1%
Total	$16,705,064	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

66 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (100.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	265	$46,550
A.O. Smith Corp. (Building Products)	61	3,312
Abbott Laboratories (Health Care Equipment & Supplies)	335	41,403
AbbVie, Inc. (Biotechnology)	211	21,623
Accenture PLC—Class A (IT Services)	130	31,450
Activision Blizzard, Inc. (Entertainment)	146	13,286
Advance Auto Parts, Inc. (Specialty Retail)	32	4,772
Aflac, Inc. (Insurance)	300	13,554
Agilent Technologies, Inc. (Life Sciences Tools & Services)	40	4,807
Air Products & Chemicals, Inc. (Chemicals)	54	14,405
Akamai Technologies, Inc.* (IT Services)	27	2,998
Alaska Air Group, Inc. (Airlines)	55	2,686
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	55	9,191
Alexion Pharmaceuticals, Inc.* (Biotechnology)	27	4,140
Allegion PLC (Building Products)	25	2,675
Alliant Energy Corp. (Electric Utilities)	115	5,595
Altria Group, Inc. (Tobacco)	853	35,041
Amcor PLC (Containers & Packaging)	716	7,833
Ameren Corp. (Multi-Utilities)	115	8,363
American Airlines Group, Inc. (Airlines)	277	4,756
American Electric Power Co., Inc. (Electric Utilities)	229	18,528
American Express Co. (Consumer Finance)	300	34,878
American International Group, Inc. (Insurance)	396	14,826
American Tower Corp. (Equity Real Estate Investment Trusts)	101	22,963
American Water Works Co., Inc. (Water Utilities)	43	6,838
Ameriprise Financial, Inc. (Capital Markets)	53	10,487
AmerisourceBergen Corp. (Health Care Providers & Services)	68	7,086
AMETEK, Inc. (Electrical Equipment)	53	6,003
Amgen, Inc. (Biotechnology)	133	32,110
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	51	6,369
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	99	14,586
Anthem, Inc. (Health Care Providers & Services)	115	34,153
Aon PLC (Insurance)	50	10,155
Apache Corp. (Oil, Gas & Consumable Fuels)	170	2,428
Aptiv PLC (Auto Components)	41	5,477
Archer-Daniels-Midland Co. (Food Products)	254	12,703
Arthur J. Gallagher & Co. (Insurance)	50	5,771
Assurant, Inc. (Insurance)	27	3,658
AT&T, Inc. (Diversified Telecommunication Services)	3,270	93,620
Atmos Energy Corp. (Gas Utilities)	56	4,984
Automatic Data Processing, Inc. (IT Services)	102	16,842
AutoZone, Inc.* (Specialty Retail)	5	5,592
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	63	10,311
Avery Dennison Corp. (Containers & Packaging)	24	3,621
Baker Hughes Co.—Class A (Energy Equipment & Services)	311	6,248
Ball Corp. (Containers & Packaging)	53	4,665
Bank of America Corp. (Banks)	3,495	103,627
Baxter International, Inc. (Health Care Equipment & Supplies)	235	18,055
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	133	34,818
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	895	203,944
Best Buy Co., Inc. (Specialty Retail)	52	5,659
Biogen, Inc.* (Biotechnology)	34	9,609
BlackRock, Inc.—Class A (Capital Markets)	21	14,726
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	12	23,332
BorgWarner, Inc. (Auto Components)	112	4,703
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	65	5,933
Boston Scientific Corp.* (Health Care Equipment & Supplies)	655	23,213
Bristol-Myers Squibb Co. (Pharmaceuticals)	500	30,715
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	57	25,679
Broadridge Financial Solutions, Inc. (IT Services)	27	3,815
Brown-Forman Corp.—Class B (Beverages)	41	2,938
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	61	5,219
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	180	3,299
Campbell Soup Co. (Food Products)	91	4,378
Capital One Financial Corp. (Consumer Finance)	211	21,999
Cardinal Health, Inc. (Health Care Providers & Services)	132	7,092
CarMax, Inc.* (Specialty Retail)	75	8,834
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	338	6,310
Carrier Global Corp. (Building Products)	132	5,082
Caterpillar, Inc. (Machinery)	133	24,317
Cboe Global Markets, Inc. (Capital Markets)	25	2,293
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	153	9,330
CDW Corp. (Electronic Equipment, Instruments & Components)	37	4,871
Celanese Corp. (Chemicals)	53	6,474
Centene Corp.* (Health Care Providers & Services)	267	16,100
CenterPoint Energy, Inc. (Multi-Utilities)	246	5,188
Cerner Corp. (Health Care Technology)	80	6,409
CF Industries Holdings, Inc. (Chemicals)	97	4,014
Chevron Corp. (Oil, Gas & Consumable Fuels)	885	75,401
Chubb, Ltd. (Insurance)	208	30,299
Church & Dwight Co., Inc. (Household Products)	38	3,208
Cigna Corp. (Health Care Providers & Services)	165	35,813
Cincinnati Financial Corp. (Insurance)	70	5,886
Cintas Corp. (Commercial Services & Supplies)	14	4,454
Cisco Systems, Inc. (Communications Equipment)	1,939	86,441

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 67

Common Stocks, continued

	Shares	Value
Citigroup, Inc. (Banks)	956	$55,438
Citizens Financial Group, Inc. (Banks)	195	7,106
Citrix Systems, Inc. (Software)	21	2,800
CME Group, Inc. (Capital Markets)	164	29,805
CMS Energy Corp. (Multi-Utilities)	131	7,451
Cognizant Technology Solutions Corp.—Class A (IT Services)	121	9,432
Colgate-Palmolive Co. (Household Products)	188	14,664
Comcast Corp.—Class A (Media)	1,174	58,195
Comerica, Inc. (Banks)	65	3,718
Conagra Brands, Inc. (Food Products)	221	7,647
ConocoPhillips (Oil, Gas & Consumable Fuels)	620	24,819
Consolidated Edison, Inc. (Multi-Utilities)	157	11,112
Constellation Brands, Inc.—Class A (Beverages)	78	16,453
Corning, Inc. (Electronic Equipment, Instruments & Components)	185	6,636
Corteva, Inc. (Chemicals)	340	13,552
Costco Wholesale Corp. (Food & Staples Retailing)	97	34,186
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	80	12,741
CSX Corp. (Road & Rail)	168	14,407
Cummins, Inc. (Machinery)	40	9,377
CVS Health Corp. (Health Care Providers & Services)	602	43,133
D.R. Horton, Inc. (Household Durables)	60	4,608
Danaher Corp. (Health Care Equipment &Supplies)	94	22,357
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	57	6,663
Deere & Co. (Machinery)	36	10,397
Delta Air Lines, Inc. (Airlines)	291	11,046
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	101	5,402
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	269	4,428
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	72	4,082
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	130	18,714
Discover Financial Services (ConsumerFinance)	139	11,612
Discovery, Inc.* (Media)	70	2,899
Discovery, Inc.*—Class C (Media)	133	4,659
DISH Network Corp.*—Class A (Media)	112	3,250
Dollar Tree, Inc.* (Multiline Retail)	108	10,979
Dominion Energy, Inc. (Multi-Utilities)	374	27,261
Dover Corp. (Machinery)	66	7,688
Dow, Inc. (Chemicals)	174	9,031
DTE Energy Co. (Multi-Utilities)	88	10,447
Duke Energy Corp. (Electric Utilities)	339	31,865
Duke Realty Corp. (Equity Real Estate Investment Trusts)	98	3,877
DuPont de Nemours, Inc.(a) (Chemicals)	338	26,854
DXC Technology Co. (IT Services)	113	3,187
Eastman Chemical Co. (Chemicals)	61	5,999
Eaton Corp. PLC (Electrical Equipment)	183	21,539
Ecolab, Inc. (Chemicals)	61	12,475
Edison International (Electric Utilities)	174	10,120
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	123	10,157
Electronic Arts, Inc. (Entertainment)	60	8,592
Eli Lilly & Co. (Pharmaceuticals)	140	29,116
Emerson Electric Co. (Electrical Equipment)	164	13,013
Entergy Corp. (Electric Utilities)	93	8,866
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	268	13,657
Equifax, Inc. (Professional Services)	28	4,959
Equinix, Inc. (Equity Real Estate Investment Trusts)	19	14,059
Equity Residential (Equity Real Estate Investment Trusts)	155	9,554
Essex Property Trust, Inc. (Equity Real EstateInvestment Trusts)	31	7,428
Everest Re Group, Ltd. (Insurance)	20	4,222
Evergy, Inc. (Electric Utilities)	102	5,480
Eversource Energy (Electric Utilities)	157	13,738
Exelon Corp. (Electric Utilities)	446	18,536
Expedia Group, Inc. (Internet & Direct Marketing Retail)	40	4,964
Expeditors International of Washington, Inc. (Air Freight & Logistics)	27	2,417
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	32	3,641
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,940	86,989
F5 Networks, Inc.* (Communications Equipment)	18	3,527
Fastenal Co. (Trading Companies & Distributors)	66	3,009
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	33	2,889
FedEx Corp. (Air Freight & Logistics)	40	9,414
Fidelity National Information Services, Inc. (IT Services)	286	35,310
Fifth Third Bancorp (Banks)	322	9,315
First Horizon Corp. (Banks)	1	12
First Republic Bank (Banks)	37	5,365
FirstEnergy Corp. (Electric Utilities)	246	7,567
Fiserv, Inc.* (IT Services)	81	8,318
FleetCor Technologies, Inc.* (IT Services)	24	5,826
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	58	3,019
Flowserve Corp. (Machinery)	57	2,027
Ford Motor Co.* (Automobiles)	1,791	18,859
Fortive Corp. (Machinery)	154	10,176
Fortune Brands Home & Security, Inc. (Building Products)	28	2,415
Fox Corp.—Class A (Media)	152	4,739
Fox Corp.—Class B (Media)	66	1,973
Franklin Resources, Inc. (Capital Markets)	123	3,234
Freeport-McMoRan, Inc.* (Metals & Mining)	251	6,754
Garmin, Ltd. (Household Durables)	31	3,561
Gartner, Inc.* (IT Services)	21	3,190
General Dynamics Corp. (Aerospace & Defense)	107	15,695
General Electric Co. (Industrial Conglomerates)	4,021	42,944
General Mills, Inc. (Food Products)	281	16,325
General Motors Co. (Automobiles)	577	29,243

See accompanying notes to the financial statements.

68 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Genuine Parts Co. (Distributors)	66	$6,197
Gilead Sciences, Inc. (Biotechnology)	574	37,654
Global Payments, Inc. (IT Services)	135	23,830
Globe Life, Inc. (Insurance)	44	3,977
Halliburton Co. (Energy Equipment & Services)	401	7,070
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	156	2,385
Hartford Financial Services Group, Inc. (Insurance)	164	7,875
Hasbro, Inc. (Leisure Products)	56	5,254
HCA Healthcare, Inc. (Health Care Providers & Services)	122	19,823
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	244	7,235
Henry Schein, Inc.* (Health Care Providers & Services)	65	4,280
Hess Corp. (Oil, Gas & Consumable Fuels)	56	3,023
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	586	7,231
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	80	8,111
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	63	1,793
Hologic, Inc.* (Health Care Equipment & Supplies)	33	2,631
Honeywell International, Inc. (Industrial Conglomerates)	323	63,104
Hormel Foods Corp. (Food Products)	128	5,998
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	320	4,336
Howmet Aerospace, Inc.* (Aerospace & Defense)	176	4,326
HP, Inc. (Technology Hardware, Storage & Peripherals)	629	15,311
Humana, Inc. (Health Care Providers & Services)	31	11,876
Huntington Bancshares, Inc. (Banks)	464	6,136
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	20	3,147
IDEX Corp. (Machinery)	21	3,910
IHS Markit, Ltd. (Professional Services)	59	5,137
Illinois Tool Works, Inc. (Machinery)	73	14,177
Illumina, Inc.* (Life Sciences Tools & Services)	34	14,499
Incyte Corp.* (Biotechnology)	33	2,962
Ingersoll Rand, Inc.* (Machinery)	170	7,113
Intel Corp. (Semiconductors &Semiconductor Equipment)	1,883	104,524
Intercontinental Exchange, Inc. (Capital Markets)	118	13,021
International Business Machines Corp.(IT Services)	408	48,596
International Flavors & Fragrances, Inc.(a)(Chemicals)	49	5,507
International Paper Co. (Containers & Packaging)	179	9,005
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	18	13,458
Invesco, Ltd. (Capital Markets)	167	3,439
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	9	2,011
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	33	5,867
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	130	4,377
J.B. Hunt Transport Services, Inc. (Road & Rail)	18	2,424
Jack Henry & Associates, Inc. (IT Services)	20	2,896
Jacobs Engineering Group, Inc. (Construction & Engineering)	24	2,423
Johnson & Johnson (Pharmaceuticals)	725	118,270
Johnson Controls International PLC (Building Products)	333	16,591
JPMorgan Chase & Co. (Banks)	1,398	179,881
Juniper Networks, Inc. (Communications Equipment)	149	3,639
Kansas City Southern (Road & Rail)	23	4,661
Kellogg Co. (Food Products)	116	6,837
KeyCorp (Banks)	445	7,503
Keysight Technologies, Inc.* (ElectronicEquipment, Instruments & Components)	37	5,239
Kimberly-Clark Corp. (Household Products)	99	13,078
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	193	3,186
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	890	12,531
L Brands, Inc. (Specialty Retail)	46	1,875
L3Harris Technologies, Inc. (Aerospace & Defense)	41	7,032
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	44	10,072
Lamb Weston Holding, Inc. (Food Products)	41	3,063
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	149	7,165
Leggett & Platt, Inc. (Household Durables)	61	2,501
Leidos Holdings, Inc. (IT Services)	61	6,470
Lennar Corp.—Class A (Household Durables)	125	10,393
Lincoln National Corp. (Insurance)	83	3,776
Linde PLC (Chemicals)	101	24,785
Live Nation Entertainment, Inc.* (Entertainment)	65	4,319
LKQ Corp.* (Distributors)	127	4,456
Lockheed Martin Corp. (Aerospace & Defense)	60	19,309
Loews Corp. (Insurance)	104	4,710
Lowe's Cos., Inc. (Specialty Retail)	99	16,518
Lumen Technologies, Inc. (Diversified Telecommunication Services)	448	5,546
LyondellBasell Industries N.V.—Class A(Chemicals)	118	10,120
M&T Bank Corp. (Banks)	56	7,418
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	353	2,556
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	298	12,862
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	123	14,265
Marsh & McLennan Cos., Inc. (Insurance)	118	12,969
Martin Marietta Materials, Inc. (Construction Materials)	29	8,335
Masco Corp. (Building Products)	68	3,693
Mastercard, Inc.—Class A (IT Services)	130	41,117

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 69

Common Stocks, continued

	Shares	Value
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	49	$4,298
McCormick & Co., Inc. (Food Products)	63	5,641
McDonald's Corp. (Hotels, Restaurants & Leisure)	206	42,816
McKesson Corp. (Health Care Providers & Services)	73	12,736
Medtronic PLC (Health Care Equipment & Supplies)	618	68,802
Merck & Co., Inc. (Pharmaceuticals)	604	46,550
MetLife, Inc. (Insurance)	349	16,804
MGM Resorts International (Hotels, Restaurants & Leisure)	186	5,312
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	34	4,628
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	510	39,918
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	51	6,770
Mohawk Industries, Inc.* (Household Durables)	28	4,021
Molson Coors Beverage Co.—Class B (Beverages)	86	4,314
Mondelez International, Inc.—Class A (Food Products)	656	36,368
Moody's Corp. (Capital Markets)	22	5,858
Morgan Stanley (Capital Markets)	656	43,984
Motorola Solutions, Inc. (Communications Equipment)	44	7,372
Nasdaq, Inc. (Capital Markets)	20	2,705
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	102	6,777
Newell Brands, Inc. (Household Durables)	170	4,083
Newmont Corp. (Metals & Mining)	165	9,834
News Corp.—Class A (Media)	177	3,434
News Corp.—Class B (Media)	51	963
NextEra Energy, Inc. (Electric Utilities)	511	41,324
Nielsen Holdings PLC (Professional Services)	161	3,595
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	208	27,787
NiSource, Inc. (Multi-Utilities)	172	3,810
Norfolk Southern Corp. (Road & Rail)	63	14,907
Northern Trust Corp. (Capital Markets)	98	8,741
Northrop Grumman Corp. (Aerospace & Defense)	71	20,349
NortonLifelock, Inc. (Software)	268	5,647
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	139	3,148
NOV, Inc.* (Energy Equipment & Services)	176	2,179
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	44	1,822
Nucor Corp. (Metals & Mining)	137	6,676
NVR, Inc.* (Household Durables)	2	8,893
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	382	7,663
Omnicom Group, Inc. (Media)	100	6,238
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	203	8,085
Oracle Corp. (Software)	392	23,688
O'Reilly Automotive, Inc.* (Specialty Retail)	10	4,255
Otis Worldwide Corp. (Machinery)	90	5,819
PACCAR, Inc. (Machinery)	160	14,595
Packaging Corp. of America (Containers & Packaging)	44	5,916
Parker-Hannifin Corp. (Machinery)	29	7,674
Paychex, Inc. (IT Services)	70	6,112
Pentair PLC (Machinery)	75	4,085
People's United Financial, Inc. (Banks)	190	2,595
PepsiCo, Inc. (Beverages)	366	49,985
Perrigo Co. PLC (Pharmaceuticals)	63	2,690
Pfizer, Inc. (Pharmaceuticals)	2,551	91,581
Philip Morris International, Inc. (Tobacco)	716	57,030
Phillips 66 (Oil, Gas & Consumable Fuels)	200	13,560
Pinnacle West Capital Corp. (Electric Utilities)	50	3,763
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	94	11,365
PPG Industries, Inc. (Chemicals)	108	14,549
PPL Corp. (Electric Utilities)	352	9,740
Principal Financial Group, Inc. (Insurance)	117	5,765
Prologis, Inc. (Equity Real Estate Investment Trusts)	340	35,089
Prudential Financial, Inc. (Insurance)	182	14,247
Public Service Enterprise Group, Inc. (Multi-Utilities)	232	13,092
Public Storage (Equity Real Estate Investment Trusts)	40	9,105
PulteGroup, Inc. (Household Durables)	60	2,610
PVH Corp. (Textiles, Apparel & Luxury Goods)	34	2,899
Quanta Services, Inc. (Construction & Engineering)	27	1,903
Quest Diagnostics, Inc. (Health Care Providers & Services)	61	7,878
Ralph Lauren Corp.* (Textiles, Apparel & Luxury Goods)	24	2,425
Raymond James Financial, Inc. (Capital Markets)	54	5,396
Raytheon Technologies Corp. (Aerospace & Defense)	696	46,444
Realty Income Corp. (Equity Real EstateInvestment Trusts)	160	9,450
Regency Centers Corp. (Equity Real Estate Investment Trusts)	70	3,303
Regions Financial Corp. (Banks)	437	7,433
Republic Services, Inc.—Class A (Commercial Services & Supplies)	99	8,961
Robert Half International, Inc. (Professional Services)	51	3,443
Rockwell Automation, Inc. (Electrical Equipment)	24	5,965
Roper Technologies, Inc. (Industrial Conglomerates)	24	9,430
Ross Stores, Inc. (Specialty Retail)	163	18,140
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	85	5,525
SBA Communications Corp. (Equity Real Estate Investment Trusts)	20	5,373
Schlumberger, Ltd. (Energy Equipment & Services)	637	14,147
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	103	6,810
Sealed Air Corp. (Containers & Packaging)	21	888
Sempra Energy (Multi-Utilities)	133	16,460

See accompanying notes to the financial statements.

70 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	151	$14,032
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	37	6,262
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	31	2,092
Snap-on, Inc. (Machinery)	25	4,500
Southwest Airlines Co. (Airlines)	271	11,908
Stanley Black & Decker, Inc. (Machinery)	73	12,665
Starbucks Corp. (Hotels, Restaurants & Leisure)	228	22,073
State Street Corp. (Capital Markets)	162	11,340
STERIS PLC (Health Care Equipment & Supplies)	18	3,368
Stryker Corp. (Health Care Equipment & Supplies)	77	17,018
Synchrony Financial (Consumer Finance)	249	8,379
Sysco Corp. (Food & Staples Retailing)	234	16,733
T. Rowe Price Group, Inc. (Capital Markets)	41	6,416
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	125	3,953
Target Corp. (Multiline Retail)	79	14,313
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	96	11,558
TechnipFMC PLC (Energy Equipment & Services)	188	2,010
Teledyne Technologies, Inc.* (Aerospace & Defense)	9	3,213
Teleflex, Inc. (Health Care Equipment & Supplies)	11	4,154
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	197	32,641
Textron, Inc. (Aerospace & Defense)	103	4,662
The AES Corp. (Independent Power and Renewable Electricity Producers)	186	4,537
The Allstate Corp. (Insurance)	138	14,791
The Bank of New York Mellon Corp. (Capital Markets)	373	14,857
The Boeing Co. (Aerospace & Defense)	242	46,993
The Charles Schwab Corp. (Capital Markets)	685	35,305
The Clorox Co. (Household Products)	21	4,399
The Coca-Cola Co. (Beverages)	1,153	55,516
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	14	5,097
The Estee Lauder Co., Inc. (Personal Products)	46	10,886
The Gap, Inc. (Specialty Retail)	90	1,823
The Goldman Sachs Group, Inc. (Capital Markets)	157	42,574
The Hershey Co. (Food Products)	40	5,818
The Home Depot, Inc. (Specialty Retail)	137	37,101
The Interpublic Group of Cos., Inc. (Media)	176	4,236
The JM Smucker Co.—Class A(Food Products)	51	5,937
The Kraft Heinz Co. (Food Products)	296	9,919
The Kroger Co. (Food & Staples Retailing)	354	12,213
The Mosaic Co. (Chemicals)	156	4,050
The PNC Financial Services Group, Inc. (Banks)	195	27,986
The Procter & Gamble Co. (Household Products)	591	75,772
The Progressive Corp. (Insurance)	99	8,632
The Sherwin-Williams Co. (Chemicals)	12	8,302
The Southern Co. (Electric Utilities)	485	28,576
The TJX Cos., Inc. (Specialty Retail)	553	35,414
The Travelers Cos., Inc. (Insurance)	118	16,083
The Walt Disney Co.* (Entertainment)	831	139,750
The Western Union Co. (IT Services)	185	4,120
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	556	11,804
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	82	10,339
Trane Technologies PLC (Building Products)	57	8,171
TransDigm Group, Inc.* (Aerospace & Defense)	10	5,533
Truist Financial Corp. (Banks)	618	29,652
Tyson Foods, Inc.—Class A (Food Products)	133	8,553
U.S. Bancorp (Banks)	628	26,910
UDR, Inc. (Equity Real Estate Investment Trusts)	134	5,152
Ulta Beauty, Inc.* (Specialty Retail)	12	3,357
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	82	1,435
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	85	1,272
Union Pacific Corp. (Road & Rail)	162	31,990
United Airlines Holdings , Inc.* (Airlines)	132	5,279
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	100	15,500
UnitedHealth Group, Inc. (Health Care Providers & Services)	210	70,053
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	36	4,488
Unum Group (Insurance)	92	2,137
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	185	10,440
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	18	3,160
Ventas, Inc. (Equity Real Estate Investment Trusts)	172	7,924
VeriSign, Inc.* (IT Services)	27	5,240
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,900	104,025
VF Corp. (Textiles, Apparel & Luxury Goods)	149	11,454
ViacomCBS, Inc.—Class B (Media)	257	12,465
Viatris, Inc.* (Pharmaceuticals)	552	9,378
Visa, Inc.—Class A (IT Services)	310	59,907
Vontier Corp.* (Electronic Equipment, Instruments & Components)	78	2,530
Vornado Realty Trust (Equity Real Estate Investment Trusts)	70	2,783
Vulcan Materials Co. (Construction Materials)	36	5,369
W.R. Berkley Corp. (Insurance)	64	3,977
W.W. Grainger, Inc. (Trading Companies & Distributors)	8	2,915
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	330	16,583
Walmart, Inc. (Food & Staples Retailing)	637	89,492
Waste Management, Inc. (Commercial Services & Supplies)	108	12,023
Waters Corp.* (Life Sciences Tools & Services)	12	3,176
WEC Energy Group, Inc. (Multi-Utilities)	145	12,891
Wells Fargo & Co. (Banks)	1,897	56,682

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 71

Common Stocks, continued

	Shares	Value
Welltower, Inc. (Equity Real Estate Investment Trusts)	191	$11,575
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	138	7,787
Westinghouse Air Brake Technologies Corp. (Machinery)	82	6,085
WestRock Co. (Containers & Packaging)	118	4,889
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	339	10,573
Whirlpool Corp. (Household Durables)	29	5,368
Willis Towers Watson PLC (Insurance)	57	11,568
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	44	4,379
Xcel Energy, Inc. (Electric Utilities)	241	15,422
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	73	1,535
Xylem, Inc. (Machinery)	44	4,250
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	80	8,119
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	6	2,327
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	97	14,906
Zions Bancorp (Banks)	74	3,266
Zoetis, Inc. (Pharmaceuticals)	56	8,638
TOTAL COMMON STOCKS (Cost $5,176,654)		6,714,452

Collateral for Securities Loaned(b) (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(c)	27,879	$27,879
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(c)	218	218
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $28,097)		28,097
TOTAL INVESTMENT SECURITIES (Cost $5,204,751)—101.1%		6,742,549
Net other assets (liabilities)—(1.1)%		(73,288)
NET ASSETS—100.0%		$6,669,261

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $26,960.
(b)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

See accompanying notes to the financial statements.

72 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Large-Cap Value ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$176,704	2.6%
Air Freight & Logistics	32,550	0.5%
Airlines	35,674	0.5%
Auto Components	10,180	0.2%
Automobiles	48,102	0.7%
Banks	540,044	8.1%
Beverages	129,206	1.9%
Biotechnology	108,098	1.6%
Building Products	41,939	0.6%
Capital Markets	254,181	3.8%
Chemicals	160,116	2.4%
Commercial Services & Supplies	25,438	0.4%
Communications Equipment	100,978	1.5%
Construction & Engineering	4,326	0.1%
Construction Materials	13,704	0.2%
Consumer Finance	76,868	1.2%
Containers & Packaging	36,817	0.5%
Distributors	10,652	0.2%
Diversified Financial Services	203,944	3.1%
Diversified Telecommunication Services	203,191	3.0%
Electric Utilities	219,120	3.3%
Electrical Equipment	46,520	0.7%
Electronic Equipment, Instruments & Components	44,560	0.7%
Energy Equipment & Services	31,654	0.5%
Entertainment	165,946	2.5%
Equity Real Estate Investment Trusts	263,656	4.0%
Food & Staples Retailing	169,207	2.5%
Food Products	129,187	1.9%
Gas Utilities	4,984	0.1%
Health Care Equipment & Supplies	287,999	4.3%
Health Care Providers & Services	284,583	4.3%
Health Care Technology	6,409	0.1%
Hotels, Restaurants & Leisure	133,886	2.0%
Household Durables	46,038	0.7%
Household Products	111,121	1.7%
Independent Power and Renewable Electricity Producers	6,359	0.1%
Industrial Conglomerates	162,029	2.4%
Insurance	215,682	3.2%
Internet & Direct Marketing Retail	28,296	0.4%
IT Services	318,657	4.8%
Leisure Products	5,254	0.1%
Life Sciences Tools & Services	28,349	0.4%
Machinery	148,855	2.2%
Media	103,051	1.5%
Metals & Mining	23,264	0.3%
Multiline Retail	25,292	0.4%
Multi-Utilities	116,075	1.7%
Oil, Gas & Consumable Fuels	310,785	4.7%
Personal Products	10,886	0.2%
Pharmaceuticals	336,938	5.1%
Professional Services	17,134	0.3%
Real Estate Management & Development	9,330	0.1%
Road & Rail	68,389	1.0%
Semiconductors & Semiconductor Equipment	232,536	3.5%
Software	32,135	0.5%
Specialty Retail	143,341	2.1%
Technology Hardware, Storage & Peripherals	45,451	0.7%
Textiles, Apparel & Luxury Goods	53,610	0.8%
Tobacco	92,071	1.4%
Trading Companies & Distributors	5,924	0.1%
Water Utilities	6,838	0.1%
Wireless Telecommunication Services	10,339	0.2%
Other**	(45,191)	(0.7)%
Total	$6,669,261	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 73

Common Stocks (99.3%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	297	$15,052
ACI Worldwide, Inc.* (Software)	554	21,268
AGCO Corp. (Machinery)	227	25,174
Amedisys, Inc.* (Health Care Providers & Services)	289	83,033
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	471	19,386
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	2,516	20,380
AptarGroup, Inc. (Containers & Packaging)	348	46,273
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	907	69,993
ASGN, Inc.* (Professional Services)	468	38,801
Ashland Global Holdings, Inc. (Chemicals)	173	13,838
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	421	19,071
Axon Enterprise, Inc.* (Aerospace & Defense)	561	92,093
Bio-Techne Corp. (Life Sciences Tools & Services)	341	110,794
Blackbaud, Inc. (Software)	196	13,032
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	380	17,161
Brighthouse Financial, Inc.* (Insurance)	788	27,864
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	664	50,305
Brown & Brown, Inc. (Insurance)	2,077	89,497
Brunswick Corp. (Leisure Products)	380	32,855
Builders FirstSource, Inc.* (Building Products)	880	33,660
Cable One, Inc. (Media)	50	100,000
CACI International, Inc.*—Class A (IT Services)	96	23,157
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,064	74,895
Camden Property Trust (Equity Real Estate Investment Trusts)	403	41,167
Cantel Medical Corp.* (Health Care Equipment & Supplies)	160	12,635
Carlisle Cos., Inc. (Industrial Conglomerates)	274	39,711
Casey's General Stores, Inc. (Food & Staples Retailing)	124	23,247
CDK Global, Inc. (Software)	535	26,697
Ceridian HCM Holding, Inc.* (Software)	675	62,714
ChampionX Corp.* (Energy Equipment & Services)	669	10,229
Charles River Laboratories International, Inc.*(Life Sciences Tools & Services)	439	113,723
Chemed Corp. (Health Care Providers & Services)	141	73,024
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	133	13,385
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	312	58,484
Ciena Corp.* (Communications Equipment)	504	26,909
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	429	18,095
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	220	20,612
Clean Harbors, Inc.* (Commercial Services & Supplies)	174	13,478
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	257	37,859
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,977	25,048
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,540	126,479
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	74	14,862
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	112	9,796
Commerce Bancshares, Inc. (Banks)	445	29,749
CommVault Systems, Inc.* (Software)	203	12,744
Compass Minerals International, Inc. (Metals & Mining)	143	8,331
Concentrix Corp.* (IT Services)	174	18,604
CoreLogic, Inc. (IT Services)	685	51,574
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	242	32,534
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	974	98,452
Curtiss-Wright Corp. (Aerospace & Defense)	134	13,908
CyrusOne, Inc. (Equity Real EstateInvestment Trusts)	1,059	77,255
Darling Ingredients, Inc.* (Food Products)	1,429	88,613
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	248	72,411
Donaldson Co., Inc. (Machinery)	555	32,989
Eagle Materials, Inc. (Construction Materials)	227	24,977
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	202	27,298
Eaton Vance Corp. (Capital Markets)	1,003	67,341
Emergent BioSolutions, Inc.* (Biotechnology)	395	42,206
Encompass Health Corp. (Health Care Providers & Services)	490	39,396
Energizer Holdings, Inc. (Household Products)	240	10,522
EnerSys (Electrical Equipment)	184	15,130
EQT Corp.* (Oil, Gas & Consumable Fuels)	920	15,005
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,607	10,687
Essent Group, Ltd. (Thrifts & Mortgage Finance)	495	20,706
Essential Utilities, Inc. (Water Utilities)	982	45,467
Evercore Partners, Inc.—Class A (Capital Markets)	225	24,548
Exelixis, Inc.* (Biotechnology)	2,731	60,656
FactSet Research Systems, Inc. (Capital Markets)	335	101,284
Fair Isaac Corp.* (Software)	257	115,678
Federated Hermes, Inc.—Class B (Capital Markets)	338	9,126
First Financial Bankshares, Inc. (Banks)	800	30,305
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	580	23,571
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	748	74,164
Five Below, Inc.* (Specialty Retail)	492	86,459
Flowers Foods, Inc. (Food Products)	673	15,452
Fox Factory Holding Corp.* (Auto Components)	368	44,027
FTI Consulting, Inc.* (Professional Services)	312	34,311

See accompanying notes to the financial statements.

74 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Generac Holdings, Inc.* (Electrical Equipment)	554	$136,518
Gentex Corp. (Auto Components)	1,252	41,379
Glacier Bancorp, Inc. (Banks)	419	19,546
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	672	41,456
Graco, Inc. (Machinery)	1,476	101,754
Grand Canyon Education, Inc.* (Diversified Consumer Services)	153	12,996
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	466	19,894
Grubhub, Inc.* (Internet & Direct Marketing Retail)	818	61,571
Haemonetics Corp.* (Health Care Equipment & Supplies)	246	28,115
Halozyme Therapeutics, Inc.* (Biotechnology)	1,118	53,206
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	477	14,315
HealthEquity, Inc.* (Health Care Providers & Services)	676	56,480
Helen of Troy, Ltd.* (Household Durables)	224	54,712
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	248	23,818
Hubbell, Inc. (Electrical Equipment)	289	44,968
IAA, Inc.* (Commercial Services & Supplies)	1,185	67,711
ICU Medical, Inc.* (Health Care Equipment & Supplies)	88	17,994
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	914	76,840
Ingevity Corp.* (Chemicals)	178	11,693
Insperity, Inc. (Professional Services)	312	24,489
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	311	20,538
Interactive Brokers Group, Inc. (Capital Markets)	712	43,567
ITT, Inc. (Machinery)	345	25,775
j2 Global, Inc.* (Software)	240	24,634
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	199	18,734
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	490	76,195
Kinsale Capital Group, Inc. (Insurance)	189	35,449
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,107	44,280
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	380	30,696
Lancaster Colony Corp. (Food Products)	99	17,283
Landstar System, Inc. (Road & Rail)	213	29,692
LendingTree, Inc.* (Thrifts & Mortgage Finance)	96	31,250
Lennox International, Inc. (Building Products)	181	49,864
LHC Group, Inc.* (Health Care Providers & Services)	279	55,582
Life Storage, Inc. (Equity Real Estate Investment Trusts)	334	27,248
Ligand Pharmaceuticals, Inc.*(a) (Biotechnology)	75	13,901
Lincoln Electric Holdings, Inc. (Machinery)	525	60,113
Lithia Motors, Inc.—Class A (Specialty Retail)	228	72,659
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	215	52,325
LiveRamp Holdings, Inc.* (IT Services)	309	23,394
Louisiana-Pacific Corp. (Paper & Forest Products)	528	20,069
Lumentum Holdings, Inc.* (Communications Equipment)	667	62,564
Manhattan Associates, Inc.* (Software)	559	63,296
Masimo Corp.* (Health Care Equipment & Supplies)	447	114,397
Mattel, Inc.* (Leisure Products)	3,064	55,519
MAXIMUS, Inc. (IT Services)	337	25,295
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,839	38,822
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	243	32,268
Mercury Systems, Inc.* (Aerospace & Defense)	495	35,175
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	485	76,664
Molina Healthcare, Inc.* (Health CareProviders & Services)	282	60,238
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	374	132,878
MSA Safety, Inc. (Commercial Services & Supplies)	318	49,646
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	201	15,592
National Instruments Corp. (Electronic Equipment, Instruments & Components)	519	21,487
Nektar Therapeutics* (Pharmaceuticals)	596	11,741
Neogen Corp.* (Health Care Equipment & Supplies)	281	22,724
NewMarket Corp. (Chemicals)	26	10,197
Nordson Corp. (Machinery)	298	53,339
Nu Skin Enterprises, Inc.—Class A (PersonalProducts)	246	14,236
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	501	47,460
PacWest Bancorp (Banks)	286	8,634
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	290	29,661
Paylocity Holding Corp.* (Software)	328	61,487
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	781	81,006
Penumbra, Inc.* (Health Care Equipment & Supplies)	297	77,544
Perspecta, Inc. (IT Services)	456	13,201
PNM Resources, Inc. (Electric Utilities)	275	13,343
Polaris, Inc. (Leisure Products)	240	28,001
PotlatchDeltic Corp. (Equity Real EstateInvestment Trusts)	224	10,698
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	566	69,754
Primerica, Inc. (Insurance)	348	48,480
PROG Holdings, Inc. (Consumer Finance)	275	12,975
PS Business Parks, Inc. (Equity Real EstateInvestment Trusts)	82	11,162
PTC, Inc.* (Software)	927	123,208
Qualys, Inc.* (Software)	294	40,710
Quidel Corp.* (Health Care Equipment & Supplies)	338	84,828
Rayonier, Inc. (Equity Real Estate Investment Trusts)	479	14,729

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 75

Common Stocks, continued

	Shares	Value
Regal Beloit Corp. (Electrical Equipment)	179	$22,461
RenaissanceRe Holdings, Ltd. (Insurance)	255	38,362
Repligen Corp.* (Biotechnology)	443	88,600
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	677	33,132
RH* (Specialty Retail)	137	65,124
RLI Corp. (Insurance)	206	19,937
Royal Gold, Inc. (Metals & Mining)	337	36,019
RPM International, Inc. (Chemicals)	710	58,554
Sabre Corp. (IT Services)	1,001	10,791
Sailpoint Technologies Holding, Inc.*(Software)	801	44,303
Science Applications International Corp.(IT Services)	199	19,110
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	287	11,256
SEI Investments Co. (Capital Markets)	539	28,486
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	573	40,654
Sensient Technologies Corp. (Chemicals)	179	12,625
Service Corp. International (Diversified Consumer Services)	912	45,992
Signature Bank (Banks)	165	27,256
Silgan Holdings, Inc. (Containers & Packaging)	304	11,075
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	227	29,776
Simpson Manufacturing Co., Inc.(Building Products)	383	35,236
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	251	8,584
SLM Corp. (Consumer Finance)	3,302	45,831
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	453	130,613
STAAR Surgical Co.* (Health Care Equipment & Supplies)	414	42,468
Stericycle, Inc.* (Commercial Services & Supplies)	312	20,430
Stifel Financial Corp. (Capital Markets)	380	19,692
STORE Capital Corp. (Equity Real EstateInvestment Trusts)	767	23,792
Sunrun, Inc.* (Electrical Equipment)	1,375	95,246
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	147	14,585
Syneos Health, Inc.* (Life Sciences Tools & Services)	670	49,815
TEGNA, Inc. (Media)	769	12,327
Tempur Sealy International, Inc.* (Household Durables)	1,688	44,563
Teradata Corp.* (IT Services)	353	9,496
Terex Corp. (Machinery)	231	8,261
Tetra Tech, Inc. (Commercial Services &Supplies)	473	57,503
Texas Roadhouse, Inc.—Class A (Hotels,Restaurants & Leisure)	575	43,821
The Boston Beer Co., Inc.*—Class A(Beverages)	81	74,268
The Brink's Co. (Commercial Services & Supplies)	165	11,241
The Chemours Co. (Chemicals)	649	17,095
The Hain Celestial Group, Inc.*(Food Products)	450	18,713
The Middleby Corp.* (Machinery)	298	40,445
The New York Times Co.—Class A (Media)	1,275	63,227
The Scotts Miracle-Gro Co.—Class A (Chemicals)	359	79,486
The Timken Co. (Machinery)	597	45,169
The Toro Co. (Machinery)	946	89,160
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,577	32,171
Toll Brothers, Inc. (Household Durables)	444	22,688
Tootsie Roll Industries, Inc. (Food Products)	59	2,335
TopBuild Corp.* (Household Durables)	290	57,986
Trex Co., Inc.* (Building Products)	1,022	93,789
TripAdvisor, Inc.* (Interactive Media & Services)	312	9,663
Umpqua Holdings Corp. (Banks)	830	12,043
United Therapeutics Corp.* (Biotechnology)	164	26,866
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	378	87,250
Valmont Industries, Inc. (Construction & Engineering)	78	15,048
Valvoline, Inc. (Chemicals)	977	23,194
Visteon Corp.* (Auto Components)	117	14,915
Watsco, Inc. (Trading Companies & Distributors)	179	42,689
Werner Enterprises, Inc. (Road & Rail)	234	9,182
WEX, Inc.* (IT Services)	225	42,435
Williams-Sonoma, Inc. (Specialty Retail)	675	87,022
Wingstop, Inc. (Hotels, Restaurants & Leisure)	263	39,463
Woodward, Inc. (Machinery)	268	30,003
World Wrestling Entertainment, Inc.—Class A (Entertainment)	238	13,407
Worthington Industries, Inc. (Metals & Mining)	183	9,578
WW International, Inc.* (Diversified Consumer Services)	158	4,196
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	293	12,962
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	442	25,711
XPO Logistics, Inc.* (Air Freight & Logistics)	420	46,372
Yelp, Inc.* (Interactive Media & Services)	312	10,168
YETI Holdings, Inc.* (Leisure Products)	668	43,968
TOTAL COMMON STOCKS (Cost $5,784,377)		9,196,562

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $6,000	$6,000	$6,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,000)		6,000

See accompanying notes to the financial statements.

76 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(d)	12,027	$12,027
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(d)	94	94
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,121)		12,121
TOTAL INVESTMENT SECURITIES (Cost $5,802,498)—99.5%		9,214,683
Net other assets (liabilities)—0.5%		42,395
NET ASSETS—100.0%		$9,257,078

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $11,492.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$141,176	1.5%
Air Freight & Logistics	46,372	0.5%
Auto Components	100,321	1.1%
Banks	127,533	1.4%
Beverages	74,268	0.8%
Biotechnology	355,428	3.8%
Building Products	212,549	2.3%
Capital Markets	294,044	3.2%
Chemicals	226,681	2.4%
Commercial Services & Supplies	220,009	2.4%
Communications Equipment	89,473	1.0%
Construction & Engineering	15,048	0.2%
Construction Materials	24,977	0.3%
Consumer Finance	58,806	0.6%
Containers & Packaging	57,348	0.6%
Diversified Consumer Services	63,184	0.7%
Electric Utilities	13,343	0.1%
Electrical Equipment	314,323	3.4%
Electronic Equipment, Instruments & Components	291,993	3.2%
Energy Equipment & Services	10,229	0.1%
Entertainment	13,407	0.1%
Equity Real Estate Investment Trusts	425,805	4.6%
Food & Staples Retailing	43,141	0.5%
Food Products	142,396	1.5%
Health Care Equipment & Supplies	505,589	5.5%
Health Care Providers & Services	382,805	4.1%
Hotels, Restaurants & Leisure	467,294	5.0%
Household Durables	179,949	1.9%
Household Products	10,522	0.1%
Industrial Conglomerates	39,711	0.4%
Insurance	259,589	2.8%
Interactive Media & Services	19,831	0.2%
Internet & Direct Marketing Retail	61,571	0.7%
IT Services	237,057	2.6%
Leisure Products	160,343	1.7%
Life Sciences Tools & Services	376,354	4.1%
Machinery	512,183	5.5%
Media	175,554	1.9%
Metals & Mining	53,928	0.6%
Multiline Retail	47,460	0.5%
Oil, Gas & Consumable Fuels	89,215	1.0%
Paper & Forest Products	20,069	0.2%
Personal Products	14,236	0.2%
Pharmaceuticals	87,936	0.9%
Professional Services	97,601	1.1%
Road & Rail	83,154	0.9%
Semiconductors & Semiconductor Equipment	793,812	8.5%
Software	609,771	6.6%
Specialty Retail	311,263	3.4%
Textiles, Apparel & Luxury Goods	82,207	0.9%
Thrifts & Mortgage Finance	51,956	0.6%
Trading Companies & Distributors	58,281	0.6%
Water Utilities	45,467	0.5%
Other**	60,516	0.7%
Total	$9,257,078	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 77

Common Stocks (52.0%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	232	$11,758
ACI Worldwide, Inc.* (Software)	306	11,747
Acuity Brands, Inc. (Electrical Equipment)	97	11,663
Adient PLC* (Auto Components)	245	7,911
Adtalem Global Education, Inc.* (Diversified Consumer Services)	135	5,210
AECOM* (Construction & Engineering)	395	19,789
Affiliated Managers Group, Inc. (Capital Markets)	119	13,113
AGCO Corp. (Machinery)	162	17,966
Alleghany Corp. (Insurance)	36	20,406
ALLETE, Inc. (Electric Utilities)	135	8,483
Alliance Data Systems Corp. (IT Services)	124	8,389
Amedisys, Inc.* (Health Care Providers & Services)	86	24,709
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	361	14,859
American Eagle Outfitters, Inc. (Specialty Retail)	389	8,826
American Financial Group, Inc. (Insurance)	185	17,416
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	746	6,043
Apartment Income REIT Corp.* (Equity Real Estate Investment Trusts)	388	15,043
AptarGroup, Inc. (Containers & Packaging)	168	22,339
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	198	19,331
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	267	20,604
ASGN, Inc.* (Professional Services)	140	11,607
Ashland Global Holdings, Inc. (Chemicals)	143	11,439
Associated Banc-Corp. (Banks)	400	7,176
AutoNation, Inc.* (Specialty Retail)	154	10,977
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	124	5,617
Avient Corp. (Chemicals)	240	9,223
Avis Budget Group, Inc.* (Road & Rail)	134	5,540
Avnet, Inc. (Electronic Equipment, Instruments & Components)	257	9,075
Axon Enterprise, Inc.* (Aerospace & Defense)	166	27,250
BancorpSouth Bank (Banks)	252	6,968
Bank of Hawaii Corp. (Banks)	103	8,054
Bank OZK (Banks)	317	11,780
Belden, Inc. (Electronic Equipment, Instruments & Components)	118	5,574
Bio-Techne Corp. (Life Sciences Tools & Services)	100	32,491
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	360	15,145
Black Hills Corp. (Multi-Utilities)	164	9,696
Blackbaud, Inc. (Software)	130	8,644
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	210	9,484
Brighthouse Financial, Inc.* (Insurance)	233	8,239
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	774	13,104
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	196	14,849
Brown & Brown, Inc. (Insurance)	616	26,542
Brunswick Corp. (Leisure Products)	206	17,810
Builders FirstSource, Inc.* (Building Products)	537	20,540
Cable One, Inc. (Media)	13	26,000
Cabot Corp. (Chemicals)	147	6,455
CACI International, Inc.*—Class A (IT Services)	66	15,920
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	543	38,222
Camden Property Trust (Equity Real Estate Investment Trusts)	254	25,946
Cantel Medical Corp.* (Health Care Equipment & Supplies)	99	7,818
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	397	16,539
Carlisle Cos., Inc. (Industrial Conglomerates)	141	20,435
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	113	9,949
Casey's General Stores, Inc. (Food & Staples Retailing)	97	18,186
Cathay General Bancorp (Banks)	196	6,629
CDK Global, Inc. (Software)	318	15,868
Ceridian HCM Holding, Inc.* (Software)	340	31,589
ChampionX Corp.* (Energy Equipment & Services)	485	7,416
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	131	33,936
Chemed Corp. (Health Care Providers & Services)	42	21,752
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	76	7,649
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	92	17,245
Ciena Corp.* (Communications Equipment)	405	21,623
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	266	11,220
Cinemark Holdings, Inc. (Entertainment)	281	5,687
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	152	14,241
CIT Group, Inc. (Banks)	256	9,446
Clean Harbors, Inc.* (Commercial Services & Supplies)	133	10,302
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	76	11,196
CNO Financial Group, Inc. (Insurance)	363	7,699
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	587	7,437
Cognex Corp. (Electronic Equipment, Instruments & Components)	455	37,369
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	64	12,854
Colfax Corp.* (Machinery)	264	9,800
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	79	6,909
Commerce Bancshares, Inc. (Banks)	275	18,384
Commercial Metals Co. (Metals & Mining)	312	6,143
CommVault Systems, Inc.* (Software)	123	7,722
Compass Minerals International, Inc. (Metals & Mining)	89	5,185
Concentrix Corp.* (IT Services)	108	11,547
CoreLogic, Inc. (IT Services)	202	15,209
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	111	14,923

See accompanying notes to the financial statements.

78 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	294	$7,723
Coty, Inc.—Class A (Personal Products)	739	4,707
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	388	12,238
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	63	8,525
Crane Co. (Machinery)	130	9,838
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	288	29,111
Cullen/Frost Bankers, Inc. (Banks)	145	13,375
Curtiss-Wright Corp. (Aerospace & Defense)	109	11,313
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	316	23,052
Dana, Inc. (Auto Components)	377	7,299
Darling Ingredients, Inc.* (Food Products)	422	26,168
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	74	21,606
Dick's Sporting Goods, Inc. (Specialty Retail)	173	11,593
Domtar Corp. (Paper & Forest Products)	144	4,316
Donaldson Co., Inc. (Machinery)	330	19,615
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	431	11,943
Dycom Industries, Inc.* (Construction & Engineering)	85	6,897
Eagle Materials, Inc. (Construction Materials)	110	12,103
East West Bancorp, Inc. (Banks)	371	22,238
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	102	13,784
Eaton Vance Corp. (Capital Markets)	298	20,008
Edgewell Personal Care Co. (Personal Products)	142	4,743
EMCOR Group, Inc. (Construction & Engineering)	143	12,626
Emergent BioSolutions, Inc.* (Biotechnology)	119	12,715
Encompass Health Corp. (Health Care Providers & Services)	261	20,984
Energizer Holdings, Inc. (Household Products)	153	6,708
EnerSys (Electrical Equipment)	111	9,128
EPR Properties (Equity Real Estate Investment Trusts)	196	7,769
EQT Corp.* (Oil, Gas & Consumable Fuels)	719	11,727
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,060	7,049
Essent Group, Ltd. (Thrifts & Mortgage Finance)	295	12,340
Essential Utilities, Inc. (Water Utilities)	584	27,039
Evercore Partners, Inc.—Class A (Capital Markets)	107	11,674
Exelixis, Inc.* (Biotechnology)	809	17,968
F.N.B. Corp. (Banks)	843	8,312
FactSet Research Systems, Inc. (Capital Markets)	99	29,931
Fair Isaac Corp.* (Software)	76	34,209
Federated Hermes, Inc.—Class B(Capital Markets)	246	6,642
First American Financial Corp. (Insurance)	290	15,164
First Financial Bankshares, Inc. (Banks)	372	14,091
First Horizon Corp. (Banks)	1,449	20,127
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	338	13,736
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	221	21,912
FirstCash, Inc. (Consumer Finance)	109	6,418
Five Below, Inc.* (Specialty Retail)	145	25,481
Flowers Foods, Inc. (Food Products)	515	11,824
Fluor Corp. (Construction & Engineering)	326	5,637
Foot Locker, Inc. (Specialty Retail)	274	12,007
Fox Factory Holding Corp.* (Auto Components)	109	13,041
FTI Consulting, Inc.* (Professional Services)	92	10,117
Fulton Financial Corp. (Banks)	424	5,682
GATX Corp. (Trading Companies & Distributors)	91	8,445
Generac Holdings, Inc.* (Electrical Equipment)	165	40,660
Gentex Corp. (Auto Components)	640	21,152
Genworth Financial, Inc.*—Class A (Insurance)	1,320	3,749
Glacier Bancorp, Inc. (Banks)	250	11,663
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	199	12,276
Graco, Inc. (Machinery)	439	30,264
Graham Holdings Co.—Class B (Diversified Consumer Services)	11	6,249
Grand Canyon Education, Inc.* (Diversified Consumer Services)	122	10,363
Greif, Inc.—Class A (Containers & Packaging)	68	3,071
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	223	9,520
Grubhub, Inc.* (Internet & Direct Marketing Retail)	242	18,215
H&R Block, Inc. (Diversified Consumer Services)	479	8,253
Haemonetics Corp.* (Health Care Equipment & Supplies)	133	15,201
Halozyme Therapeutics, Inc.* (Biotechnology)	332	15,800
Hancock Whitney Corp. (Banks)	224	7,647
Harley-Davidson, Inc. (Automobiles)	400	16,036
Hawaiian Electric Industries, Inc. (Electric Utilities)	286	9,455
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	355	10,654
Healthcare Services Group, Inc. (Commercial Services & Supplies)	196	6,354
HealthEquity, Inc.* (Health Care Providers & Services)	200	16,710
Helen of Troy, Ltd.* (Household Durables)	66	16,121
Herman Miller, Inc. (Commercial Services & Supplies)	154	5,275
Hexcel Corp. (Aerospace & Defense)	219	9,562
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	273	10,235
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	175	16,807
HNI Corp. (Commercial Services & Supplies)	111	3,581
Home BancShares, Inc. (Banks)	397	8,416
Hubbell, Inc. (Electrical Equipment)	142	22,095
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	397	9,306
IAA, Inc.* (Commercial Services & Supplies)	352	20,113
ICU Medical, Inc.* (Health Care Equipment & Supplies)	52	10,633
IDACORP, Inc. (Electric Utilities)	132	11,656

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 79

Common Stocks, continued

	Shares	Value
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	272	$22,867
Ingevity Corp.* (Chemicals)	109	7,160
Ingredion, Inc. (Food Products)	175	13,207
Insperity, Inc. (Professional Services)	92	7,221
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	186	12,283
Interactive Brokers Group, Inc. (Capital Markets)	211	12,911
InterDigital, Inc. (Communications Equipment)	80	5,137
International Bancshares Corp. (Banks)	145	5,482
ITT, Inc. (Machinery)	224	16,735
j2 Global, Inc.* (Software)	112	11,496
Jabil, Inc. (Electronic Equipment, Instruments & Components)	352	14,562
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	58	5,460
Janus Henderson Group PLC (Capital Markets)	388	11,935
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	145	22,547
JBG Smith Properties (Equity Real Estate Investment Trusts)	290	8,659
Jefferies Financial Group, Inc. (Diversified Financial Services)	541	12,632
JetBlue Airways Corp.* (Airlines)	821	11,773
John Wiley & Sons, Inc.—Class A (Media)	113	5,154
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	134	19,592
KAR Auction Services, Inc. (Commercial Services & Supplies)	339	6,258
KB Home (Household Durables)	231	9,619
KBR, Inc. (IT Services)	373	10,836
Kemper Corp. (Insurance)	162	11,397
Kennametal, Inc. (Machinery)	218	8,258
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	274	15,517
Kinsale Capital Group, Inc. (Insurance)	56	10,503
Kirby Corp.* (Marine)	156	7,919
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	329	13,160
Kohl's Corp. (Multiline Retail)	411	18,109
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	224	18,095
Lancaster Colony Corp. (Food Products)	52	9,078
Landstar System, Inc. (Road & Rail)	100	13,940
Lear Corp. (Auto Components)	143	21,558
LendingTree, Inc.* (Thrifts & Mortgage Finance)	30	9,766
Lennox International, Inc. (Building Products)	90	24,794
LHC Group, Inc.* (Health Care Providers & Services)	81	16,137
Life Storage, Inc. (Equity Real Estate Investment Trusts)	188	15,296
Ligand Pharmaceuticals, Inc.* (Biotechnology)	43	7,970
Lincoln Electric Holdings, Inc. (Machinery)	155	17,748
Lithia Motors, Inc.—Class A (Specialty Retail)	68	21,670
Littelfuse, Inc. (Electronic Equipment,Instruments & Components)	64	15,576
LivaNova PLC* (Health Care Equipment & Supplies)	125	7,863
LiveRamp Holdings, Inc.* (IT Services)	174	13,174
Louisiana-Pacific Corp. (Paper & Forest Products)	286	10,871
Lumentum Holdings, Inc.* (Communications Equipment)	198	18,572
Manhattan Associates, Inc.* (Software)	166	18,796
ManpowerGroup, Inc. (Professional Services)	151	13,355
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	108	13,258
Masimo Corp.* (Health Care Equipment & Supplies)	132	33,781
MasTec, Inc.* (Construction & Engineering)	146	11,264
Mattel, Inc.* (Leisure Products)	908	16,453
MAXIMUS, Inc. (IT Services)	162	12,160
MDU Resources Group, Inc. (Multi-Utilities)	522	13,723
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,400	29,554
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	70	9,295
Mercury General Corp. (Insurance)	69	3,658
Mercury Systems, Inc.* (Aerospace & Defense)	146	10,375
MGIC Investment Corp. (Thrifts & Mortgage Finance)	885	10,372
Minerals Technologies, Inc. (Chemicals)	89	5,485
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	144	22,762
Molina Healthcare, Inc.* (Health Care Providers & Services)	155	33,109
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	111	39,436
MSA Safety, Inc. (Commercial Services & Supplies)	96	14,988
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	120	9,308
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	377	4,663
Murphy USA, Inc. (Specialty Retail)	69	8,595
National Fuel Gas Co. (Gas Utilities)	239	9,622
National Instruments Corp. (Electronic Equipment, Instruments & Components)	343	14,200
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	453	17,667
Navient Corp. (Consumer Finance)	485	5,459
NCR Corp.* (Technology Hardware, Storage & Peripherals)	338	11,276
Nektar Therapeutics* (Pharmaceuticals)	467	9,200
Neogen Corp.* (Health Care Equipment & Supplies)	140	11,322
NetScout Systems, Inc.* (Communications Equipment)	191	5,584
New Jersey Resources Corp. (Gas Utilities)	252	8,823
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,210	12,656
NewMarket Corp. (Chemicals)	20	7,844
Nordson Corp. (Machinery)	142	25,417
Nordstrom, Inc.(a) (Multiline Retail)	285	10,103
NorthWestern Corp. (Multi-Utilities)	132	7,190
Nu Skin Enterprises, Inc.—Class A (Personal Products)	133	7,697

See accompanying notes to the financial statements.

80 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
NuVasive, Inc.* (Health Care Equipment & Supplies)	134	$7,201
nVent Electric PLC (Electrical Equipment)	444	9,937
OGE Energy Corp. (Electric Utilities)	521	15,901
O-I Glass, Inc. (Containers & Packaging)	411	5,195
Old Republic International Corp. (Insurance)	739	13,376
Olin Corp. (Chemicals)	372	8,895
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	147	13,925
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	594	21,515
ONE Gas, Inc. (Gas Utilities)	140	10,238
Oshkosh Corp. (Machinery)	178	16,303
Owens Corning (Building Products)	284	22,038
PacWest Bancorp (Banks)	306	9,238
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	87	8,898
Park Hotels & Resorts, Inc. (Equity RealEstate Investment Trusts)	616	10,275
Patterson Cos., Inc. (Health Care Providers & Services)	228	7,223
Paylocity Holding Corp.* (Software)	98	18,371
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	342	6,286
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	386	40,036
Penumbra, Inc.* (Health Care Equipment & Supplies)	88	22,976
Perspecta, Inc. (IT Services)	356	10,306
Physicians Realty Trust (Equity Real Estate Investment Trusts)	543	9,573
Pilgrim's Pride Corp.* (Food Products)	126	2,442
Pinnacle Financial Partners, Inc. (Banks)	198	13,569
PNM Resources, Inc. (Electric Utilities)	208	10,092
Polaris, Inc. (Leisure Products)	152	17,734
Post Holdings, Inc.* (Food Products)	162	15,366
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	175	8,358
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	167	20,581
Primerica, Inc. (Insurance)	102	14,210
PROG Holdings, Inc. (Consumer Finance)	176	8,304
Prosperity Bancshares, Inc. (Banks)	242	16,320
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	53	7,214
PTC, Inc.* (Software)	275	36,551
Qualys, Inc.* (Software)	88	12,185
Quidel Corp.* (Health Care Equipment & Supplies)	100	25,097
Rayonier, Inc. (Equity Real Estate Investment Trusts)	356	10,947
Regal Beloit Corp. (Electrical Equipment)	107	13,426
Reinsurance Group of America, Inc. (Insurance)	177	18,594
Reliance Steel & Aluminum Co. (Metals & Mining)	166	19,270
RenaissanceRe Holdings, Ltd. (Insurance)	133	20,009
Repligen Corp.* (Biotechnology)	132	26,400
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	341	16,689
RH* (Specialty Retail)	42	19,965
RLI Corp. (Insurance)	102	9,872
Royal Gold, Inc. (Metals & Mining)	173	18,490
RPM International, Inc. (Chemicals)	340	28,039
Ryder System, Inc. (Road & Rail)	141	8,825
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	541	9,083
Sabre Corp. (IT Services)	828	8,926
Sailpoint Technologies Holding, Inc.* (Software)	239	13,219
Sanderson Farms, Inc. (Food Products)	53	7,218
Science Applications International Corp.(IT Services)	153	14,693
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	146	5,726
SEI Investments Co. (Capital Markets)	312	16,489
Selective Insurance Group, Inc. (Insurance)	156	10,137
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	169	11,991
Sensient Technologies Corp. (Chemicals)	111	7,829
Service Corp. International (Diversified Consumer Services)	452	22,794
Service Properties Trust (Equity Real Estate Investment Trusts)	428	4,541
Signature Bank (Banks)	141	23,292
Silgan Holdings, Inc. (Containers & Packaging)	206	7,505
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	113	14,822
Simpson Manufacturing Co., Inc. (Building Products)	113	10,396
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	198	6,772
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	354	12,206
SLM Corp. (Consumer Finance)	980	13,602
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	133	38,347
Sonoco Products Co. (Containers & Packaging)	263	15,230
Southwest Gas Holdings, Inc. (Gas Utilities)	147	8,814
Spire, Inc. (Gas Utilities)	134	8,199
Spirit Realty Capital, Inc. (Equity Real EstateInvestment Trusts)	298	11,491
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	308	6,976
STAAR Surgical Co.* (Health Care Equipment & Supplies)	120	12,310
Steel Dynamics, Inc. (Metals & Mining)	521	17,855
Stericycle, Inc.* (Commercial Services & Supplies)	240	15,715
Sterling Bancorp (Banks)	508	9,378
Stifel Financial Corp. (Capital Markets)	268	13,888
STORE Capital Corp. (Equity Real EstateInvestment Trusts)	617	19,139
Strategic Education, Inc. (DiversifiedConsumer Services)	64	5,656
Sunrun, Inc.* (Electrical Equipment)	408	28,262
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	90	8,930
Syneos Health, Inc.* (Life Sciences Tools & Services)	198	14,721

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 81

Common Stocks, continued

	Shares	Value
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	108	$8,815
Synovus Financial Corp. (Banks)	386	14,359
Taylor Morrison Home Corp.* (Household Durables)	340	8,833
TCF Financial Corp. (Banks)	398	15,466
TEGNA, Inc. (Media)	573	9,185
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	258	4,838
Tempur Sealy International, Inc.* (Household Durables)	500	13,200
Tenet Healthcare Corp.* (Health Care Providers & Services)	276	13,047
Teradata Corp.* (IT Services)	286	7,693
Terex Corp. (Machinery)	180	6,437
Tetra Tech, Inc. (Commercial Services & Supplies)	141	17,141
Texas Capital Bancshares, Inc.* (Banks)	132	7,949
Texas Roadhouse, Inc.—Class A (Hotels,Restaurants & Leisure)	169	12,879
The Boston Beer Co., Inc.*—Class A (Beverages)	23	21,088
The Brink's Co. (Commercial Services & Supplies)	130	8,857
The Chemours Co. (Chemicals)	430	11,326
The Goodyear Tire & Rubber Co.*(Auto Components)	609	6,425
The Hain Celestial Group, Inc.* (Food Products)	217	9,024
The Hanover Insurance Group, Inc. (Insurance)	98	11,022
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	292	4,584
The Middleby Corp.* (Machinery)	145	19,679
The New York Times Co.—Class A (Media)	377	18,695
The Scotts Miracle-Gro Co.—Class A (Chemicals)	107	23,691
The Timken Co. (Machinery)	177	13,392
The Toro Co. (Machinery)	279	26,295
The Wendy's Co. (Hotels, Restaurants & Leisure)	467	9,527
Thor Industries, Inc. (Automobiles)	144	17,425
Toll Brothers, Inc. (Household Durables)	299	15,279
Tootsie Roll Industries, Inc. (Food Products)	45	1,781
TopBuild Corp.* (Household Durables)	87	17,395
TreeHouse Foods, Inc.* (Food Products)	146	6,166
Trex Co., Inc.* (Building Products)	301	27,624
TRI Pointe Group, Inc.* (Household Durables)	331	6,686
Trinity Industries, Inc. (Machinery)	221	6,146
TripAdvisor, Inc.* (Interactive Media & Services)	252	7,804
Trustmark Corp. (Banks)	166	4,560
UGI Corp. (Gas Utilities)	543	19,544
UMB Financial Corp. (Banks)	112	7,949
Umpqua Holdings Corp. (Banks)	575	8,343
United Bankshares, Inc. (Banks)	340	10,764
United States Steel Corp. (Metals & Mining)	575	10,212
United Therapeutics Corp.* (Biotechnology)	118	19,331
Univar Solutions, Inc.* (Trading Companies & Distributors)	442	8,217
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	112	25,852
Urban Edge Properties (Equity Real Estate Investment Trusts)	287	3,958
Urban Outfitters, Inc.* (Specialty Retail)	178	4,883
Valley National Bancorp (Banks)	1,054	10,761
Valmont Industries, Inc. (Construction & Engineering)	55	10,611
Valvoline, Inc. (Chemicals)	484	11,490
ViaSat, Inc.* (Communications Equipment)	167	7,271
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	345	7,435
Visteon Corp.* (Auto Components)	74	9,434
Washington Federal, Inc. (Thrifts & Mortgage Finance)	198	5,184
Watsco, Inc. (Trading Companies & Distributors)	86	20,510
Webster Financial Corp. (Banks)	235	10,986
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	313	7,046
Werner Enterprises, Inc. (Road & Rail)	152	5,964
WEX, Inc.* (IT Services)	114	21,499
Williams-Sonoma, Inc. (Specialty Retail)	200	25,785
Wingstop, Inc. (Hotels, Restaurants & Leisure)	77	11,554
Wintrust Financial Corp. (Banks)	152	9,149
Woodward, Inc. (Machinery)	153	17,128
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	166	5,078
World Wrestling Entertainment, Inc.—Class A(Entertainment)	122	6,873
Worthington Industries, Inc. (Metals & Mining)	92	4,815
WW International, Inc.* (Diversified Consumer Services)	122	3,240
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	223	9,866
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	243	14,135
XPO Logistics, Inc.* (Air Freight & Logistics)	240	26,498
Yelp, Inc.* (Interactive Media & Services)	180	5,866
YETI Holdings, Inc.* (Leisure Products)	197	12,967
TOTAL COMMON STOCKS (Cost $3,841,486)		5,380,534

Repurchase Agreements(b)(c) (47.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $4,910,005	$4,910,000	$4,910,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,910,000)		4,910,000

See accompanying notes to the financial statements.

82 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	10,289	$10,289
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	80	80
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $10,369)		10,369
TOTAL INVESTMENT SECURITIES (Cost $8,761,855)—99.6%		10,300,903
Net other assets (liabilities)—0.4%		38,125
NET ASSETS—100.0%		$10,339,028

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $9,337.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $715,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	3/1/21	0.54%	$979,329	$(9,879)
S&P MidCap 400	UBS AG	3/1/21	0.44%	3,980,544	(45,899)
				$4,959,873	$(55,778)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 83

Mid-Cap ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$58,500	0.6%
Air Freight & Logistics	26,498	0.3%
Airlines	11,773	0.1%
Auto Components	86,820	0.8%
Automobiles	33,461	0.3%
Banks	357,553	3.5%
Beverages	21,088	0.2%
Biotechnology	120,788	1.2%
Building Products	105,392	1.0%
Capital Markets	136,591	1.3%
Chemicals	138,876	1.3%
Commercial Services & Supplies	108,584	1.1%
Communications Equipment	58,187	0.6%
Construction & Engineering	66,824	0.6%
Construction Materials	12,103	0.1%
Consumer Finance	33,783	0.3%
Containers & Packaging	53,340	0.5%
Diversified Consumer Services	61,765	0.6%
Diversified Financial Services	12,632	0.1%
Electric Utilities	55,587	0.5%
Electrical Equipment	135,171	1.3%
Electronic Equipment, Instruments & Components	167,658	1.6%
Energy Equipment & Services	7,416	0.1%
Entertainment	12,560	0.1%
Equity Real Estate Investment Trusts	459,801	4.4%
Food & Staples Retailing	49,827	0.5%
Food Products	102,274	1.0%
Gas Utilities	65,239	0.6%
Health Care Equipment & Supplies	201,185	1.9%
Health Care Providers & Services	165,429	1.6%
Hotels, Restaurants & Leisure	219,235	2.1%
Household Durables	87,133	0.8%
Household Products	6,708	0.1%
Industrial Conglomerates	20,435	0.2%
Insurance	221,993	2.1%
Interactive Media & Services	13,671	0.1%
Internet & Direct Marketing Retail	18,215	0.2%
IT Services	150,352	1.5%
Leisure Products	64,964	0.6%
Life Sciences Tools & Services	111,024	1.1%
Machinery	261,022	2.5%
Marine	7,919	0.1%
Media	59,035	0.6%
Metals & Mining	81,970	0.8%
Multiline Retail	42,137	0.4%
Multi-Utilities	30,609	0.3%
Oil, Gas & Consumable Fuels	53,217	0.5%
Paper & Forest Products	15,187	0.1%
Personal Products	17,147	0.2%
Pharmaceuticals	31,747	0.3%
Professional Services	42,300	0.4%
Real Estate Management & Development	19,592	0.2%
Road & Rail	47,429	0.5%
Semiconductors & Semiconductor Equipment	253,450	2.5%
Software	220,397	2.1%
Specialty Retail	149,781	1.5%
Technology Hardware, Storage & Peripherals	11,276	0.1%
Textiles, Apparel & Luxury Goods	67,209	0.7%
Thrifts & Mortgage Finance	50,318	0.5%
Trading Companies & Distributors	46,480	0.5%
Water Utilities	27,039	0.3%
Wireless Telecommunication Services	4,838	NM
Other**	4,958,494	48.0%
Total	$10,339,028	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

84 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (99.5%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	329	$16,674
ACI Worldwide, Inc.* (Software)	322	12,362
Acuity Brands, Inc. (Electrical Equipment)	221	26,573
Adient PLC* (Auto Components)	561	18,115
Adtalem Global Education, Inc.* (Diversified Consumer Services)	312	12,040
AECOM* (Construction & Engineering)	900	45,090
Affiliated Managers Group, Inc. (Capital Markets)	272	29,972
AGCO Corp. (Machinery)	213	23,622
Alleghany Corp. (Insurance)	85	48,182
ALLETE, Inc. (Electric Utilities)	311	19,543
Alliance Data Systems Corp. (IT Services)	287	19,416
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	501	20,621
American Eagle Outfitters, Inc. (Specialty Retail)	894	20,285
American Financial Group, Inc. (Insurance)	420	39,539
Apartment Income REIT Corp.* (Equity Real Estate Investment Trusts)	888	34,428
AptarGroup, Inc. (Containers & Packaging)	150	19,946
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	450	43,933
Ashland Global Holdings, Inc. (Chemicals)	208	16,638
Associated Banc-Corp. (Banks)	918	16,469
AutoNation, Inc.* (Specialty Retail)	352	25,091
Avient Corp. (Chemicals)	546	20,982
Avis Budget Group, Inc.* (Road & Rail)	309	12,774
Avnet, Inc. (Electronic Equipment, Instruments & Components)	590	20,833
BancorpSouth Bank (Banks)	577	15,954
Bank of Hawaii Corp. (Banks)	238	18,609
Bank OZK (Banks)	723	26,867
Belden, Inc. (Electronic Equipment, Instruments & Components)	267	12,613
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	822	34,581
Black Hills Corp. (Multi-Utilities)	376	22,229
Blackbaud, Inc. (Software)	162	10,771
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	221	9,980
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,771	29,983
Brunswick Corp. (Leisure Products)	211	18,243
Builders FirstSource, Inc.* (Building Products)	623	23,830
Cabot Corp. (Chemicals)	338	14,842
CACI International, Inc.*—Class A (IT Services)	87	20,986
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	524	36,885
Camden Property Trust (Equity Real Estate Investment Trusts)	309	31,564
Cantel Medical Corp.* (Health Care Equipment & Supplies)	115	9,082
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	897	37,369
Carlisle Cos., Inc. (Industrial Conglomerates)	134	19,421
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	260	22,890
Casey's General Stores, Inc. (Food & Staples Retailing)	136	25,497
Cathay General Bancorp (Banks)	448	15,151
CDK Global, Inc. (Software)	363	18,114
Ceridian HCM Holding, Inc.* (Software)	319	29,638
ChampionX Corp.* (Energy Equipment & Services)	656	10,030
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	81	8,152
Ciena Corp.* (Communications Equipment)	580	30,967
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	316	13,329
Cinemark Holdings, Inc. (Entertainment)	644	13,035
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	197	18,457
CIT Group, Inc. (Banks)	589	21,734
Clean Harbors, Inc.* (Commercial Services & Supplies)	186	14,408
CNO Financial Group, Inc. (Insurance)	831	17,626
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	97	19,481
Colfax Corp.* (Machinery)	601	22,309
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	106	9,271
Commerce Bancshares, Inc. (Banks)	326	21,793
Commercial Metals Co. (Metals & Mining)	718	14,137
CommVault Systems, Inc.* (Software)	143	8,978
Compass Minerals International, Inc. (Metals & Mining)	106	6,176
Concentrix Corp.* (IT Services)	128	13,686
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	92	12,368
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	672	17,653
Coty, Inc.—Class A (Personal Products)	1,692	10,778
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	887	27,976
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	142	19,214
Crane Co. (Machinery)	296	22,401
Cullen/Frost Bankers, Inc. (Banks)	333	30,716
Curtiss-Wright Corp. (Aerospace & Defense)	155	16,087
Dana, Inc. (Auto Components)	862	16,688
Dick's Sporting Goods, Inc. (Specialty Retail)	394	26,402
Domtar Corp. (Paper & Forest Products)	330	9,890
Donaldson Co., Inc. (Machinery)	378	22,468
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	985	27,294
Dycom Industries, Inc.* (Construction & Engineering)	191	15,498
Eagle Materials, Inc. (Construction Materials)	96	10,563
East West Bancorp, Inc. (Banks)	845	50,648
EastGroup Properties, Inc. (Equity Real EstateInvestment Trusts)	100	13,514
Edgewell Personal Care Co. (Personal Products)	324	10,822
EMCOR Group, Inc. (Construction & Engineering)	327	28,874
Encompass Health Corp. (Health Care Providers & Services)	260	20,904
Energizer Holdings, Inc. (Household Products)	186	8,154
EnerSys (Electrical Equipment)	130	10,690

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 85

Common Stocks, continued

	Shares	Value
EPR Properties (Equity Real Estate Investment Trusts)	446	$17,679
EQT Corp.* (Oil, Gas & Consumable Fuels)	1,021	16,653
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,334	8,871
Essent Group, Ltd. (Thrifts & Mortgage Finance)	336	14,055
Essential Utilities, Inc. (Water Utilities)	668	30,928
Evercore Partners, Inc.—Class A (Capital Markets)	90	9,819
F.N.B. Corp. (Banks)	1,927	19,000
Federated Hermes, Inc.—Class B (Capital Markets)	333	8,991
First American Financial Corp. (Insurance)	669	34,982
First Financial Bankshares, Inc. (Banks)	306	11,591
First Horizon Corp. (Banks)	3,316	46,059
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	378	15,362
FirstCash, Inc. (Consumer Finance)	247	14,543
Flowers Foods, Inc. (Food Products)	718	16,485
Fluor Corp. (Construction & Engineering)	750	12,968
Foot Locker, Inc. (Specialty Retail)	623	27,300
Fulton Financial Corp. (Banks)	970	12,998
GATX Corp. (Trading Companies & Distributors)	209	19,395
Gentex Corp. (Auto Components)	615	20,326
Genworth Financial, Inc.*—Class A (Insurance)	3,022	8,582
Glacier Bancorp, Inc. (Banks)	287	13,389
Graham Holdings Co.—Class B (Diversified Consumer Services)	25	14,203
Grand Canyon Education, Inc.* (Diversified Consumer Services)	177	15,034
Greif, Inc.—Class A (Containers & Packaging)	156	7,045
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	195	8,325
H&R Block, Inc. (Diversified Consumer Services)	1,097	18,901
Haemonetics Corp.* (Health Care Equipment & Supplies)	136	15,543
Hancock Whitney Corp. (Banks)	516	17,616
Harley-Davidson, Inc. (Automobiles)	918	36,803
Hawaiian Electric Industries, Inc. (Electric Utilities)	654	21,621
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	489	14,675
Healthcare Services Group, Inc. (Commercial Services & Supplies)	445	14,427
Herman Miller, Inc. (Commercial Services & Supplies)	352	12,056
Hexcel Corp. (Aerospace & Defense)	499	21,787
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	621	23,281
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	232	22,282
HNI Corp. (Commercial Services & Supplies)	254	8,194
Home BancShares, Inc. (Banks)	908	19,250
Hubbell, Inc. (Electrical Equipment)	130	20,228
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	909	21,307
ICU Medical, Inc.* (Health Care Equipment & Supplies)	58	11,860
IDACORP, Inc. (Electric Utilities)	301	26,578
Ingevity Corp.* (Chemicals)	126	8,277
Ingredion, Inc. (Food Products)	401	30,263
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	212	14,000
InterDigital, Inc. (Communications Equipment)	185	11,879
International Bancshares Corp. (Banks)	332	12,553
ITT, Inc. (Machinery)	286	21,367
j2 Global, Inc.* (Software)	96	9,853
Jabil, Inc. (Electronic Equipment, Instruments & Components)	804	33,261
Janus Henderson Group PLC (Capital Markets)	888	27,315
JBG Smith Properties (Equity Real Estate Investment Trusts)	665	19,857
Jefferies Financial Group, Inc. (DiversifiedFinancial Services)	1,235	28,837
JetBlue Airways Corp.* (Airlines)	1,880	26,959
John Wiley & Sons, Inc.—Class A (Media)	260	11,858
Jones Lang LaSalle, Inc.* (Real EstateManagement & Development)	308	45,033
KAR Auction Services, Inc. (Commercial Services & Supplies)	772	14,251
KB Home (Household Durables)	528	21,986
KBR, Inc. (IT Services)	851	24,722
Kemper Corp. (Insurance)	366	25,748
Kennametal, Inc. (Machinery)	496	18,788
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	627	35,507
Kirby Corp.* (Marine)	358	18,172
Kohl's Corp. (Multiline Retail)	942	41,504
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	258	20,841
Lancaster Colony Corp. (Food Products)	48	8,380
Landstar System, Inc. (Road & Rail)	85	11,849
Lear Corp. (Auto Components)	326	49,147
Lennox International, Inc. (Building Products)	85	23,417
Life Storage, Inc. (Equity Real Estate Investment Trusts)	209	17,009
Ligand Pharmaceuticals, Inc.*(a) (Biotechnology)	45	8,341
LivaNova PLC* (Health Care Equipment & Supplies)	291	18,304
LiveRamp Holdings, Inc.* (IT Services)	187	14,158
Louisiana-Pacific Corp. (Paper & ForestProducts)	294	11,175
ManpowerGroup, Inc. (Professional Services)	343	30,335
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	245	30,076
MasTec, Inc.* (Construction & Engineering)	336	25,922
MAXIMUS, Inc. (IT Services)	140	10,508
MDU Resources Group, Inc. (Multi-Utilities)	1,198	31,495
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,955	41,270
Mercury General Corp. (Insurance)	158	8,376
MGIC Investment Corp. (Thrifts & Mortgage Finance)	2,022	23,698
Minerals Technologies, Inc. (Chemicals)	203	12,511
Molina Healthcare, Inc.* (Health Care Providers & Services)	163	34,818

See accompanying notes to the financial statements.

86 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	136	$10,550
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	862	10,663
Murphy USA, Inc. (Specialty Retail)	158	19,682
National Fuel Gas Co. (Gas Utilities)	543	21,861
National Instruments Corp. (Electronic Equipment, Instruments & Components)	431	17,843
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,039	40,521
Navient Corp. (Consumer Finance)	1,113	12,527
NCR Corp.* (Technology Hardware, Storage & Peripherals)	769	25,654
Nektar Therapeutics* (Pharmaceuticals)	664	13,081
Neogen Corp.* (Health Care Equipment & Supplies)	127	10,270
NetScout Systems, Inc.* (Communications Equipment)	440	12,863
New Jersey Resources Corp. (Gas Utilities)	575	20,131
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,770	28,973
NewMarket Corp. (Chemicals)	27	10,589
Nordson Corp. (Machinery)	120	21,479
Nordstrom, Inc.(a) (Multiline Retail)	651	23,078
NorthWestern Corp. (Multi-Utilities)	302	16,450
Nu Skin Enterprises, Inc.—Class A (Personal Products)	138	7,986
NuVasive, Inc.* (Health Care Equipment & Supplies)	308	16,552
nVent Electric PLC (Electrical Equipment)	1,018	22,783
OGE Energy Corp. (Electric Utilities)	1,194	36,442
O-I Glass, Inc. (Containers & Packaging)	939	11,869
Old Republic International Corp. (Insurance)	1,689	30,571
Olin Corp. (Chemicals)	848	20,276
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,357	49,151
ONE Gas, Inc. (Gas Utilities)	316	23,109
Oshkosh Corp. (Machinery)	406	37,185
Owens Corning (Building Products)	648	50,284
PacWest Bancorp (Banks)	503	15,186
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,407	23,469
Patterson Cos., Inc. (Health Care Providers & Services)	517	16,379
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	783	14,392
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	353	36,613
Perspecta, Inc. (IT Services)	508	14,707
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,246	21,967
Pilgrim's Pride Corp.* (Food Products)	292	5,659
Pinnacle Financial Partners, Inc. (Banks)	452	30,976
PNM Resources, Inc. (Electric Utilities)	291	14,119
Polaris, Inc. (Leisure Products)	185	21,584
Post Holdings, Inc.* (Food Products)	364	34,526
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	247	11,797
PROG Holdings, Inc. (Consumer Finance)	218	10,285
Prosperity Bancshares, Inc. (Banks)	552	37,227
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	64	8,712
Rayonier, Inc. (Equity Real Estate Investment Trusts)	490	15,068
Regal Beloit Corp. (Electrical Equipment)	121	15,183
Reinsurance Group of America, Inc. (Insurance)	405	42,545
Reliance Steel & Aluminum Co. (Metals & Mining)	381	44,227
RenaissanceRe Holdings, Ltd. (Insurance)	131	19,708
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	321	15,710
RLI Corp. (Insurance)	98	9,484
Royal Gold, Inc. (Metals & Mining)	165	17,635
RPM International, Inc. (Chemicals)	295	24,328
Ryder System, Inc. (Road & Rail)	322	20,154
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,236	20,752
Sabre Corp. (IT Services)	1,212	13,065
Sanderson Farms, Inc. (Food Products)	119	16,207
Science Applications International Corp. (IT Services)	213	20,454
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	141	5,530
SEI Investments Co. (Capital Markets)	352	18,603
Selective Insurance Group, Inc. (Insurance)	357	23,198
Sensient Technologies Corp. (Chemicals)	132	9,310
Service Corp. International (Diversified Consumer Services)	414	20,878
Service Properties Trust (Equity Real Estate Investment Trusts)	984	10,440
Signature Bank (Banks)	208	34,360
Silgan Holdings, Inc. (Containers & Packaging)	262	9,545
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	107	14,035
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	281	9,610
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	810	27,929
Sonoco Products Co. (Containers & Packaging)	601	34,803
Southwest Gas Holdings, Inc. (Gas Utilities)	339	20,326
Spire, Inc. (Gas Utilities)	309	18,908
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	682	26,298
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	704	15,946
Steel Dynamics, Inc. (Metals & Mining)	1,193	40,884
Stericycle, Inc.* (Commercial Services & Supplies)	333	21,805
Sterling Bancorp (Banks)	1,161	21,432
Stifel Financial Corp. (Capital Markets)	357	18,500
STORE Capital Corp. (Equity Real Estate Investment Trusts)	889	27,577
Strategic Education, Inc. (Diversified Consumer Services)	145	12,814
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	107	10,617
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	246	20,079
Synovus Financial Corp. (Banks)	883	32,848

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 87

Common Stocks, continued

	Shares	Value
Taylor Morrison Home Corp.* (Household Durables)	777	$20,186
TCF Financial Corp. (Banks)	912	35,440
TEGNA, Inc. (Media)	786	12,599
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	595	11,156
Tenet Healthcare Corp.* (Health Care Providers & Services)	630	29,780
Teradata Corp.* (IT Services)	410	11,029
Terex Corp. (Machinery)	255	9,119
Texas Capital Bancshares, Inc.* (Banks)	301	18,126
The Brink's Co. (Commercial Services & Supplies)	185	12,604
The Chemours Co. (Chemicals)	542	14,276
The Goodyear Tire & Rubber Co.* (Auto Components)	1,392	14,686
The Hain Celestial Group, Inc.* (Food Products)	188	7,818
The Hanover Insurance Group, Inc. (Insurance)	224	25,193
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	668	10,488
The Middleby Corp.* (Machinery)	130	17,644
Thor Industries, Inc. (Automobiles)	330	39,933
Toll Brothers, Inc. (Household Durables)	385	19,674
Tootsie Roll Industries, Inc. (Food Products)	61	2,414
TreeHouse Foods, Inc.* (Food Products)	338	14,274
TRI Pointe Group, Inc.* (Household Durables)	759	15,332
Trinity Industries, Inc. (Machinery)	504	14,016
TripAdvisor, Inc.* (Interactive Media & Services)	361	11,181
Trustmark Corp. (Banks)	379	10,411
UGI Corp. (Gas Utilities)	1,245	44,809
UMB Financial Corp. (Banks)	258	18,310
Umpqua Holdings Corp. (Banks)	751	10,897
United Bankshares, Inc. (Banks)	775	24,537
United States Steel Corp. (Metals & Mining)	1,316	23,372
United Therapeutics Corp.* (Biotechnology)	153	25,064
Univar Solutions, Inc.* (Trading Companies & Distributors)	1,012	18,813
Urban Edge Properties (Equity Real Estate Investment Trusts)	656	9,046
Urban Outfitters, Inc.* (Specialty Retail)	408	11,191
Valley National Bancorp (Banks)	2,413	24,637
Valmont Industries, Inc. (Construction & Engineering)	76	14,662
Valvoline, Inc. (Chemicals)	442	10,493
ViaSat, Inc.* (Communications Equipment)	384	16,719
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	792	17,068
Visteon Corp.* (Auto Components)	87	11,091
Washington Federal, Inc. (Thrifts & Mortgage Finance)	453	11,860
Watsco, Inc. (Trading Companies & Distributors)	76	18,125
Webster Financial Corp. (Banks)	540	25,245
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	720	16,207
Werner Enterprises, Inc. (Road & Rail)	188	7,377
WEX, Inc.* (IT Services)	110	20,746
Wintrust Financial Corp. (Banks)	344	20,705
Woodward, Inc. (Machinery)	168	18,808
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	380	11,624
World Wrestling Entertainment, Inc.—Class A (Entertainment)	118	6,647
Worthington Industries, Inc. (Metals & Mining)	90	4,711
WW International, Inc.* (Diversified Consumer Services)	171	4,542
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	313	13,847
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	255	14,833
XPO Logistics, Inc.* (Air Freight & Logistics)	261	28,817
Yelp, Inc.* (Interactive Media & Services)	204	6,648
TOTAL COMMON STOCKS (Cost $5,004,563)		6,075,656

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $10,000	$10,000	$10,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,000)		10,000

Collateral for Securities Loaned(c) (0.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(d)	32,062	$32,062
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(d)	251	251
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $32,313)		32,313
TOTAL INVESTMENT SECURITIES (Cost $5,046,876)—100.2%		6,117,969
Net other assets (liabilities)—(0.2)%		(14,364)
NET ASSETS—100.0%		$6,103,605

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $29,163.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

See accompanying notes to the financial statements.

88 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$37,874	0.6%
Air Freight & Logistics	28,817	0.5%
Airlines	26,959	0.4%
Auto Components	130,053	2.1%
Automobiles	76,736	1.3%
Banks	730,734	12.0%
Biotechnology	33,405	0.5%
Building Products	97,531	1.6%
Capital Markets	113,199	1.9%
Chemicals	162,523	2.7%
Commercial Services & Supplies	97,744	1.6%
Communications Equipment	72,428	1.2%
Construction & Engineering	143,014	2.3%
Construction Materials	10,563	0.2%
Consumer Finance	37,355	0.6%
Containers & Packaging	83,208	1.4%
Diversified Consumer Services	98,412	1.6%
Diversified Financial Services	28,837	0.5%
Electric Utilities	118,303	1.9%
Electrical Equipment	95,457	1.6%
Electronic Equipment, Instruments & Components	185,112	3.0%
Energy Equipment & Services	10,030	0.2%
Entertainment	19,681	0.3%
Equity Real Estate Investment Trusts	763,785	12.4%
Food & Staples Retailing	84,349	1.4%
Food Products	136,026	2.2%
Gas Utilities	149,143	2.4%
Health Care Equipment & Supplies	117,893	1.9%
Health Care Providers & Services	118,555	1.9%
Hotels, Restaurants & Leisure	184,741	3.0%
Household Durables	77,178	1.3%
Household Products	8,154	0.1%
Industrial Conglomerates	19,421	0.3%
Insurance	333,734	5.5%
Interactive Media & Services	17,828	0.3%
IT Services	183,476	3.0%
Leisure Products	39,827	0.7%
Machinery	249,207	4.1%
Marine	18,172	0.3%
Media	24,458	0.4%
Metals & Mining	151,142	2.5%
Multiline Retail	64,582	1.1%
Multi-Utilities	70,174	1.2%
Oil, Gas & Consumable Fuels	61,140	1.0%
Paper & Forest Products	21,065	0.3%
Personal Products	29,586	0.5%
Pharmaceuticals	13,081	0.2%
Professional Services	30,335	0.5%
Real Estate Management & Development	45,033	0.7%
Road & Rail	52,154	0.9%
Semiconductors & Semiconductor Equipment	43,109	0.7%
Software	89,716	1.5%
Specialty Retail	129,951	2.1%
Technology Hardware, Storage & Peripherals	25,654	0.4%
Textiles, Apparel & Luxury Goods	97,459	1.6%
Thrifts & Mortgage Finance	78,586	1.3%
Trading Companies & Distributors	66,883	1.1%
Water Utilities	30,928	0.5%
Wireless Telecommunication Services	11,156	0.2%
Other**	27,949	0.5%
Total	$6,103,605	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 89

Common Stocks (45.3%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	3,673	$334,243
Adobe, Inc.* (Software)	2,280	1,045,996
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,717	489,604
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,041	159,617
Align Technology, Inc.* (Health Care Equipment & Supplies)	375	197,018
Alphabet, Inc.*—Class A (Interactive Media & Services)	939	1,715,891
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,030	1,890,812
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,567	5,024,116
American Electric Power Co., Inc. (Electric Utilities)	2,359	190,867
Amgen, Inc. (Biotechnology)	2,767	668,036
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,757	258,859
ANSYS, Inc.* (Software)	408	144,583
Apple, Inc. (Technology Hardware, Storage & Peripherals)	53,103	7,007,472
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,340	419,591
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	360	192,298
Atlassian Corp. PLC*—Class A (Software)	628	145,150
Autodesk, Inc.* (Software)	1,042	289,082
Automatic Data Processing, Inc. (IT Services)	2,038	336,515
Baidu, Inc.*ADR (Interactive Media & Services)	1,313	308,581
Biogen, Inc.* (Biotechnology)	732	206,871
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	195	379,144
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,923	866,312
Cadence Design Systems, Inc.* (Software)	1,326	172,897
CDW Corp. (Electronic Equipment, Instruments & Components)	680	89,529
Cerner Corp. (Health Care Technology)	1,457	116,720
Charter Communications, Inc.*—Class A (Media)	950	577,182
Check Point Software Technologies, Ltd.* (Software)	666	85,075
Cintas Corp. (Commercial Services & Supplies)	498	158,423
Cisco Systems, Inc. (Communications Equipment)	20,085	895,389
Cognizant Technology Solutions Corp.—Class A (IT Services)	2,541	198,071
Comcast Corp.—Class A (Media)	21,703	1,075,817
Copart, Inc.* (Commercial Services & Supplies)	1,122	123,140
Costco Wholesale Corp. (Food & Staples Retailing)	2,097	739,045
CSX Corp. (Road & Rail)	3,635	311,719
DexCom, Inc.* (Health Care Equipment &Supplies)	457	171,306
DocuSign, Inc.* (Software)	880	204,943
Dollar Tree, Inc.* (Multiline Retail)	1,118	113,656
eBay, Inc. (Internet & Direct Marketing Retail)	3,276	185,127
Electronic Arts, Inc. (Entertainment)	1,378	197,330
Exelon Corp. (Electric Utilities)	4,636	192,672
Facebook, Inc.*—Class A (Interactive Media & Services)	7,510	1,940,059
Fastenal Co. (Trading Companies & Distributors)	2,728	124,370
Fiserv, Inc.* (IT Services)	3,187	327,273
Fox Corp.—Class A (Media)	1,603	49,982
Fox Corp.—Class B (Media)	1,224	36,585
Gilead Sciences, Inc. (Biotechnology)	5,958	390,845
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	406	194,344
Illumina, Inc.* (Life Sciences Tools & Services)	694	295,949
Incyte Corp.* (Biotechnology)	1,041	93,430
Intel Corp. (Semiconductors & Semiconductor Equipment)	19,479	1,081,279
Intuit, Inc. (Software)	1,249	451,176
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	559	417,931
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	4,142	367,354
Keurig Dr Pepper, Inc. (Beverages)	6,689	212,710
KLA Corp. (Semiconductors & Semiconductor Equipment)	735	205,851
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	685	331,506
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	594	195,236
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,542	179,350
Marvell Technology Group, Ltd. (Semiconductors & SemiconductorEquipment)	3,185	163,900
Match Group, Inc.* (Interactive Media & Services)	1,264	176,783
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,271	111,479
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	237	421,744
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,237	168,368
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,292	414,205
Microsoft Corp. (Software)	23,616	5,477,966
Moderna, Inc.* (Biotechnology)	1,881	325,714
Mondelez International, Inc.—Class A (Food Products)	6,797	376,825
Monster Beverage Corp.* (Beverages)	2,509	217,857
NetEase, Inc.ADR (Entertainment)	1,556	178,924
Netflix, Inc.* (Entertainment)	2,100	1,118,019
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,941	1,528,114

See accompanying notes to the financial statements.

90 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,329	$213,265
Okta, Inc.* (IT Services)	570	147,636
O'Reilly Automotive, Inc.* (Specialty Retail)	345	146,787
PACCAR, Inc. (Machinery)	1,646	150,148
Paychex, Inc. (IT Services)	1,709	149,230
PayPal Holdings, Inc.* (IT Services)	5,570	1,305,106
Peloton Interactive, Inc.*—Class A(Leisure Products)	1,214	177,402
PepsiCo, Inc. (Beverages)	6,569	897,129
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	1,419	235,142
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,376	840,161
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	498	250,912
Ross Stores, Inc. (Specialty Retail)	1,693	188,414
Seagen, Inc.* (Biotechnology)	857	140,779
Sirius XM Holdings, Inc.(a) (Media)	20,202	126,465
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	790	133,708
Splunk, Inc.* (Software)	763	125,918
Starbucks Corp. (Hotels, Restaurants &Leisure)	5,579	540,103
Synopsys, Inc.* (Software)	721	184,179
Tesla, Inc.* (Automobiles)	3,665	2,908,287
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,363	722,905
The Kraft Heinz Co. (Food Products)	5,811	194,727
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,900	743,872
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	2,485	79,098
VeriSign, Inc.* (IT Services)	542	105,186
Verisk Analytics, Inc.—Class A (Professional Services)	773	141,846
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,236	283,143
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,115	206,779
Workday, Inc.*—Class A (Software)	856	194,766
Xcel Energy, Inc. (Electric Utilities)	2,497	159,783
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,165	152,114
Zoom Video Communications, Inc.*—Class A (Software)	925	344,165
TOTAL COMMON STOCKS (Cost $10,201,288)		57,642,982

Repurchase Agreements(b)(c) (52.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $67,119,063	$67,119,000	$67,119,000
TOTAL REPURCHASE AGREEMENTS (Cost $67,119,000)		67,119,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	125,757	$125,757
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	985	985
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $126,742)		126,742
TOTAL INVESTMENT SECURITIES (Cost $77,447,030)—98.0%		124,888,724
Net other assets (liabilities)—2.0%		2,602,734
NET ASSETS—100.0%		$127,491,458

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $113,344.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $9,184,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.
NYS	New York Shares
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 91

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	15	3/22/21	$3,873,375	$163,611

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	3/1/21	0.64%	$22,886,453	$(278,311)
Nasdaq-100 Index	UBS AG	3/1/21	0.89%	43,041,515	(609,215)
				$65,927,968	$(887,526)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Automobiles	$2,908,287	2.3%
Beverages	1,327,695	1.0%
Biotechnology	2,519,347	2.0%
Commercial Services & Supplies	281,563	0.2%
Communications Equipment	895,389	0.7%
Electric Utilities	543,322	0.4%
Electronic Equipment, Instruments & Components	89,529	0.1%
Entertainment	1,828,516	1.4%
Food & Staples Retailing	945,825	0.7%
Food Products	571,552	0.4%
Health Care Equipment & Supplies	980,599	0.8%
Health Care Technology	116,720	0.1%
Hotels, Restaurants & Leisure	719,453	0.6%
Interactive Media & Services	6,032,126	4.7%
Internet & Direct Marketing Retail	6,691,724	5.3%
IT Services	2,569,017	2.0%
Leisure Products	177,402	0.1%
Life Sciences Tools & Services	295,949	0.2%
Machinery	150,148	0.1%
Media	1,866,031	1.5%
Multiline Retail	113,656	0.1%
Professional Services	141,846	0.1%
Road & Rail	311,719	0.2%
Semiconductors & Semiconductor Equipment	8,293,519	6.5%
Software	8,865,897	7.1%
Specialty Retail	335,201	0.3%
Technology Hardware, Storage & Peripherals	7,007,472	5.5%
Textiles, Apparel & Luxury Goods	195,236	0.2%
Trading Companies & Distributors	124,370	0.1%
Wireless Telecommunication Services	743,872	0.6%
Other**	69,848,476	54.7%
Total	$127,491,458	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

92 :: Oil & Gas UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (71.4%)

	Shares	Value
Apache Corp. (Oil, Gas & Consumable Fuels)	4,542	$64,860
Baker Hughes Co.—Class A (Energy Equipment & Services)	8,253	165,803
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	4,797	87,929
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,763	174,981
Chevron Corp. (Oil, Gas & Consumable Fuels)	23,159	1,973,147
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,226	51,713
ConocoPhillips (Oil, Gas & Consumable Fuels)	16,296	652,329
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	746	14,689
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	7,117	117,146
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,900	107,711
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	7,018	357,637
EQT Corp.* (Oil, Gas & Consumable Fuels)	3,317	54,100
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	4,891	32,525
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	50,873	2,281,145
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,021	101,232
Halliburton Co. (Energy Equipment & Services)	10,638	187,548
Hess Corp. (Oil, Gas & Consumable Fuels)	3,289	177,540
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,793	51,029
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	23,426	329,838
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	9,502	68,794
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,828	337,856
NOV, Inc.* (Energy Equipment & Services)	4,672	57,839
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,082	202,245
OGE Energy Corp. (Electric Utilities)	2,407	73,462
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	5,349	213,051
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	3,125	49,250
Phillips 66 (Oil, Gas & Consumable Fuels)	5,255	356,289
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	2,433	294,150
Schlumberger, Ltd. (Energy Equipment & Services)	16,750	372,018
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,755	75,404
TechnipFMC PLC (Energy Equipment & Services)	5,084	54,348
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	14,597	309,894
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	4,908	276,958
TOTAL COMMON STOCKS (Cost $6,181,819)		9,724,460

Repurchase Agreements(a)(b) (29.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $4,071,004	$4,071,000	$4,071,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,071,000)		4,071,000
TOTAL INVESTMENT SECURITIES (Cost $10,252,819)—101.3%		13,795,460
Net other assets (liabilities)—(1.3)%		(173,517)
NET ASSETS—100.0%		$13,621,943

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $2,409,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/23/21	0.59%	$5,571,775	$(316,834)
Dow Jones U.S. Oil & Gas Index	UBS AG	2/23/21	0.09%	5,145,572	(277,474)
				$10,717,347	$(594,308)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas UltraSector ProFund :: 93

Oil & Gas UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Electric Utilities	$73,462	0.5%
Energy Equipment & Services	837,555	6.2%
Oil, Gas & Consumable Fuels	8,712,211	63.9%
Semiconductors & Semiconductor Equipment	101,232	0.8%
Other**	3,897,483	28.6%
Total	$13,621,943	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

94 :: Oil Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (74.7%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	29,537	$261,993
Baker Hughes Co.—Class A (Energy Equipment & Services)	17,476	351,093
Bristow Group, Inc.* (Energy Equipment & Services)	5,328	128,991
Cactus, Inc.—Class A (Energy Equipment & Services)	10,934	286,471
ChampionX Corp.* (Energy Equipment & Services)	29,486	450,841
Core Laboratories N.V. (Energy Equipment & Services)	10,255	338,210
DMC Global, Inc. (Machinery)	3,393	193,978
Dril-Quip, Inc.* (Energy Equipment & Services)	8,069	243,038
Halliburton Co. (Energy Equipment & Services)	100,223	1,766,931
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	32,460	133,735
Helmerich & Payne, Inc. (Energy Equipment & Services)	16,107	391,078
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	14,707	176,778
Nabors Industries, Ltd.* (Energy Equipment & Services)	1,477	105,487
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	36,960	122,707
NOV, Inc.* (Energy Equipment & Services)	27,508	340,549
Oceaneering International, Inc.* (Energy Equipment & Services)	22,834	192,947
Oil States International, Inc.* (Energy Equipment & Services)	14,036	78,602
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	43,111	265,133
ProPetro Holding Corp.* (Energy Equipment & Services)	18,564	148,326
Schlumberger, Ltd. (Energy Equipment & Services)	84,985	1,887,518
Select Energy Services, Inc.* (Energy Equipment & Services)	14,374	72,157
TechnipFMC PLC (Energy Equipment & Services)	40,614	434,164
Transocean, Ltd.* (Energy Equipment & Services)	132,953	446,722
TOTAL COMMON STOCKS (Cost $5,773,723)		8,817,449

Repurchase Agreements(a)(b) (37.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $4,471,004	$4,471,000	$4,471,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,471,000)		4,471,000
TOTAL INVESTMENT SECURITIES (Cost $10,244,723)—112.6%		13,288,449
Net other assets (liabilities)—(12.6)%		(1,484,968)
NET ASSETS—100.0%		$11,803,481

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $2,924,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	2/23/21	0.59%	$1,014,488	$(796,157)
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	2/23/21	0.44%	7,843,236	(439,732)
				$8,857,724	$(1,235,889)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Oil Equipment & Services UltraSector ProFund :: 95

Oil Equipment & Services UltraSector ProFund invested in the following industries as of January 31, 2021:
	Value	% of Net Assets
Energy Equipment & Services	$8,623,471	73.1%
Machinery	193,978	1.6%
Other**	2,986,031	25.3%
Total	$11,803,480	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

96 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (79.0%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	563	$9,678
Amicus Therapeutics, Inc.* (Biotechnology)	3,140	59,377
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,368	6,580
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	440	7,999
Arvinas, Inc.* (Pharmaceuticals)	372	28,064
Axsome Therapeutics, Inc.* (Pharmaceuticals)	320	21,789
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,408	147,923
Cara Therapeutics, Inc.* (Biotechnology)	516	9,649
Catalent, Inc.* (Pharmaceuticals)	1,590	182,930
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,161	4,226
ChemoCentryx, Inc.* (Biotechnology)	600	34,206
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	417	10,066
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,259	35,579
Elanco Animal Health, Inc.* (Pharmaceuticals)	5,079	147,443
Eli Lilly & Co. (Pharmaceuticals)	929	193,204
Endo International PLC* (Pharmaceuticals)	2,771	20,173
Horizon Therapeutics PLC* (Pharmaceuticals)	2,093	151,701
Innoviva, Inc.* (Pharmaceuticals)	757	9,092
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	849	27,295
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,926	19,684
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	671	104,341
Johnson & Johnson (Pharmaceuticals)	4,792	781,720
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	110	13,064
Merck & Co., Inc. (Pharmaceuticals)	1,759	135,566
Omeros Corp.*(a) (Pharmaceuticals)	742	14,439
Pacira BioSciences, Inc.* (Pharmaceuticals)	524	34,626
Perrigo Co. PLC (Pharmaceuticals)	1,643	70,156
Pfizer, Inc. (Pharmaceuticals)	15,500	556,450
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	147	5,660
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	243	5,040
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	603	24,120
Provention Bio, Inc.* (Pharmaceuticals)	578	7,959
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	318	32,942
Relmada Therapeutics, Inc.* (Pharmaceuticals)	164	5,360
Revance Therapeutics, Inc.* (Pharmaceuticals)	746	18,978
Royalty Pharma PLC—Class A (Pharmaceuticals)	1,028	48,326
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,756	6,304
TherapeuticsMD, Inc.* (Pharmaceuticals)	3,246	5,356
Theravance Biopharma, Inc.* (Pharmaceuticals)	599	11,165
Vanda Pharmaceuticals, Inc.* (Biotechnology)	657	9,421
Viatris, Inc.* (Pharmaceuticals)	8,375	142,291
Zoetis, Inc. (Pharmaceuticals)	925	142,681
Zogenix, Inc.* (Pharmaceuticals)	670	12,703
TOTAL COMMON STOCKS (Cost $1,950,501)		3,315,326

Repurchase Agreements(b)(c) (22.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $947,001	$947,000	$947,000
TOTAL REPURCHASE AGREEMENTS (Cost $947,000)		947,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	12,800	$12,800
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	100	100
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $12,900)		12,900
TOTAL INVESTMENT SECURITIES (Cost $2,910,401)—101.9%		4,275,226
Net other assets (liabilities)—(1.9)%		(78,458)
NET ASSETS—100.0%		$4,196,768

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $12,552.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $411,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 97

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	2/23/21	0.59%	$1,466,474	$(57,640)
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	2/23/21	0.44%	1,531,278	(56,475)
				$2,997,752	$(114,115)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Biotechnology	$155,932	3.8%
Pharmaceuticals	3,159,394	75.2%
Other**	881,442	21.0%
Total	$4,196,768	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

98 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (75.2%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	22,145	$1,546,828
Alamos Gold, Inc. (Metals & Mining)	35,798	286,384
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	38,004	891,574
B2Gold Corp. (Metals & Mining)	95,721	473,819
Barrick Gold Corp. (Metals & Mining)	162,054	3,625,147
Coeur Mining, Inc.* (Metals & Mining)	22,220	201,091
Companhia de Minas Buenaventura S.A.*ADR (Metals & Mining)	20,550	209,199
DRDGOLD, Ltd.ADR (Metals & Mining)	4,019	41,516
Eldorado Gold Corp.* (Metals & Mining)	15,935	178,631
Endeavour Silver Corp.* (Metals & Mining)	14,357	71,067
Equinox Gold Corp.* (Metals & Mining)	19,635	187,907
First Majestic Silver Corp.* (Metals & Mining)	17,750	321,630
Fortuna Silver Mines, Inc.* (Metals & Mining)	16,792	130,642
Franco-Nevada Corp. (Metals & Mining)	17,398	2,076,103
Gold Fields, Ltd.ADR (Metals & Mining)	80,529	751,336
Harmony Gold Mining Co., Ltd.*ADR (Metals & Mining)	47,837	212,875
Hecla Mining Co. (Metals & Mining)	48,409	275,447
IAMGOLD Corp.* (Metals & Mining)	43,333	146,466
Kinross Gold Corp. (Metals & Mining)	114,713	800,697
Kirkland Lake Gold, Ltd. (Metals & Mining)	25,073	963,305
MAG Silver Corp.* (Metals & Mining)	7,588	149,180
New Gold, Inc.* (Metals & Mining)	61,630	118,330
Newmont Corp. (Metals & Mining)	73,204	4,362,957
Novagold Resources, Inc.* (Metals & Mining)	21,957	200,248
Osisko Gold Royalties, Ltd. (Metals & Mining)	13,539	151,637
Pan American Silver Corp. (Metals & Mining)	19,159	621,901
Pretium Resources, Inc.* (Metals & Mining)	17,071	184,708
Royal Gold, Inc. (Metals & Mining)	5,978	638,929
Sandstorm Gold, Ltd.* (Metals & Mining)	17,534	113,270
Seabridge Gold, Inc.*(a) (Metals & Mining)	5,177	100,486
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	62,665	931,829
SilverCrest Metals, Inc.* (Metals & Mining)	11,182	113,497
SSR Mining, Inc.* (Metals & Mining)	19,963	351,249
Wheaton Precious Metals Corp. (Metals & Mining)	40,928	1,680,913
Yamana Gold, Inc. (Metals & Mining)	86,850	404,721
TOTAL COMMON STOCKS (Cost $8,810,590)		23,515,519

Repurchase Agreements(b)(c) (25.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $7,956,007	$7,956,000	$7,956,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,956,000)		7,956,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	51,596	$51,596
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	404	404
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $52,000)		52,000
TOTAL INVESTMENT SECURITIES (Cost $16,818,590)—100.9%		31,523,519
Net other assets (liabilities)—(0.9)%		(284,972)
NET ASSETS—100.0%		$31,238,547

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $50,466.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $3,529,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.
ADR	American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/21	0.59%	$9,449,874	$(65,747)
Dow Jones Precious Metals Index	UBS AG	2/23/21	0.84%	13,876,134	(191,122)
				$23,326,008	$(256,869)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 99

Precious Metals UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Metals & Mining	$23,515,519	75.2%
Other**	7,723,028	24.8%
Total	$31,238,547	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

100 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (77.6%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	1,706	$26,614
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	388	64,839
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	429	17,658
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	839	25,363
American Tower Corp. (Equity Real Estate Investment Trusts)	1,392	316,486
Americold Realty Trust (Equity Real Estate Investment Trusts)	642	22,412
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	4,381	35,573
Apartment Income REIT Corp.* (Equity Real Estate Investment Trusts)	465	18,028
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts)	461	2,116
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	438	71,687
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	456	12,157
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	445	40,615
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	924	15,643
Camden Property Trust (Equity Real Estate Investment Trusts)	305	31,156
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,052	64,151
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	135	18,149
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	348	9,142
CoStar Group, Inc.* (Professional Services)	125	112,464
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	464	14,635
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,353	215,479
CubeSmart (Equity Real Estate Investment Trusts)	610	21,252
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	377	27,502
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	878	126,388
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	516	14,298
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,165	46,087
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	126	17,028
Equinix, Inc. (Equity Real Estate Investment Trusts)	281	207,929
Equity Commonwealth (Equity Real Estate Investment Trusts)	377	10,734
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	530	32,245
Equity Residential (Equity Real Estate Investment Trusts)	1,075	66,263
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	205	49,120
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	406	46,199
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	216	18,913
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	405	16,459
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	682	28,051
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	423	12,694
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	682	19,267
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	1,687	50,020
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	324	12,147
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,206	29,891
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	473	11,087
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	1,754	51,708
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	901	30,337
JBG Smith Properties (Equity Real Estate Investment Trusts)	345	10,302
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	162	23,686
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	327	18,518
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,351	22,305
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	273	22,053
Lexington Realty Trust (Equity Real Estate Investment Trusts)	864	8,856
Life Storage, Inc. (Equity Real Estate Investment Trusts)	228	18,600
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	1,779	37,555
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	360	47,790
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	139	9,013
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	544	21,216
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,297	12,179
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	712	25,789
Physicians Realty Trust (Equity Real Estate Investment Trusts)	647	11,407
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	210	10,030
Prologis, Inc. (Equity Real Estate Investment Trusts)	2,319	239,321
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	62	8,439
Public Storage (Equity Real Estate Investment Trusts)	478	108,802

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 101

Common Stocks, continued

	Shares	Value
Rayonier, Inc. (Equity Real Estate Investment Trusts)	424	$13,038
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,102	65,084
Regency Centers Corp. (Equity Real Estate Investment Trusts)	495	23,354
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	409	20,016
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	644	10,813
SBA Communications Corp. (Equity Real Estate Investment Trusts)	349	93,766
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,029	95,625
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	226	15,250
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	358	13,804
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	887	16,640
STORE Capital Corp. (Equity Real Estate Investment Trusts)	740	22,955
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	338	48,378
The Howard Hughes Corp.* (Real Estate Management & Development)	140	12,064
UDR, Inc. (Equity Real Estate Investment Trusts)	921	35,412
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,174	54,086
VEREIT, Inc. (Equity Real Estate Investment Trusts)	683	24,062
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	1,678	42,420
Vornado Realty Trust (Equity Real Estate Investment Trusts)	490	19,482
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,310	79,386
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	2,339	72,953
WP Carey, Inc. (Equity Real Estate Investment Trusts)	550	36,520
TOTAL COMMON STOCKS (Cost $1,386,132)		3,550,955

Repurchase Agreements(a)(b) (24.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $1,138,001	$1,138,000	$1,138,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,138,000)		1,138,000
TOTAL INVESTMENT SECURITIES (Cost $2,524,132)—102.5%		4,688,955
Net other assets (liabilities)—(2.5)%		(115,519)
NET ASSETS—100.0%		$4,573,436

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $705,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/23/21	0.59%	$1,821,596	$(31,162)
Dow Jones U.S. Real Estate Index	UBS AG	2/23/21	0.44%	1,489,484	(23,546)
				$3,311,080	$(54,708)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

102 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$3,235,427	70.7%
Mortgage Real Estate Investment Trusts	103,163	2.2%
Professional Services	112,464	2.5%
Real Estate Management & Development	99,901	2.2%
Other**	1,022,481	22.4%
Total	$4,573,436	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity ProFund :: 103

Repurchase Agreements(a)(b) (98.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $12,022,011	$12,022,000	$12,022,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,022,000)		12,022,000
TOTAL INVESTMENT SECURITIES (Cost $12,022,000)—98.7%		12,022,000
Net other assets (liabilities)—1.3%		156,306
NET ASSETS—100.0%		$12,178,306

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $110,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.625%, due on 11/15/50	Citibank North America	2/16/21	0.10%	$(12,122,461)	$(78,850)
30-Year U.S. Treasury Bond, 1.625%, due on 11/15/51	Societe' Generale	2/16/21	0.18%	(2,947,422)	(9,501)
				$(15,069,883)	$(88,351)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

104 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (99.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $2,209,002	$2,209,000	$2,209,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,209,000)		2,209,000
TOTAL INVESTMENT SECURITIES (Cost $2,209,000)—99.4%		2,209,000
Net other assets (liabilities)—0.6%		13,893
NET ASSETS—100.0%		$2,222,893

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $84,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 0.875%, due on 11/15/30	Citibank North America	2/16/21	0.20%	$(549,456)	$(797)
10-Year U.S. Treasury Note, 0.875%, due on 11/15/31	Societe' Generale	2/16/21	0.25%	(1,658,180)	(3,317)
				$(2,207,636)	$(4,114)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 105

Repurchase Agreements(a)(b) (87.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $5,410,005	$5,410,000	$5,410,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,410,000)		5,410,000
TOTAL INVESTMENT SECURITIES (Cost $5,410,000)—87.4%		5,410,000
Net other assets (liabilities)—12.6%		776,710
NET ASSETS—100.0%		$6,186,710

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $725,000.

As of January 31, 2021, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$462,888	British pound	339,000	2/5/21	$464,406	$(1,518))
U.S. dollar	163,833	Canadian dollar	208,495	2/5/21	163,068	765
U.S. dollar	2,105,806	Euro	1,729,264	2/5/21	2,098,498	7,308
U.S. dollar	103,607	Japanese yen	10,755,178	2/5/21	102,699	908
U.S. dollar	87,482	Swedish krona	728,942	2/5/21	87,278	204
U.S. dollar	221,832	Swiss franc	196,628	2/5/21	220,836	996
Total Short Contracts	$3,145,448				$3,136,785	$8,663
Long:
British pound	20,531	U.S. dollar	$28,211	2/5/21	$28,126	$(85)
Canadian dollar	24,158	U.S. dollar	19,033	2/5/21	18,894	(139)
Euro	97,220	U.S. dollar	118,319	2/5/21	117,979	(340)
Japanese yen	2,840,171	U.S. dollar	27,417	2/5/21	27,120	(297)
Swedish krona	77,742	U.S. dollar	9,379	2/5/21	9,308	(71)
Swiss franc	6,422	U.S. dollar	7,249	2/5/21	7,213	(36)
Total Long Contracts			$209,608		$208,640	$(968)

As of January 31, 2021, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$292,803	British pound	214,261	2/5/21	$293,522	$(719)
U.S. dollar	413,264	Canadian dollar	525,708	2/5/21	411,165	2,099
U.S. dollar	1,557,769	Euro	1,279,288	2/5/21	1,552,443	5,326
U.S. dollar	758,770	Japanese yen	78,735,137	2/5/21	751,825	6,945
U.S. dollar	178,935	Swedish krona	1,490,793	2/5/21	178,496	439
U.S. dollar	6,664	Swiss franc	5,917	2/5/21	6,646	18
Total Short Contracts	$3,208,205				$3,194,097	$14,108
				Total unrealized appreciation		$25,008
				Total unrealized (depreciation)		(3,205)
			Total net unrealized appreciation/(depreciation)			$21,803

See accompanying notes to the financial statements.

106 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (74.9%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	46,701	$3,999,474
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	14,345	2,113,449
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	35,459	3,428,176
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	15,705	7,075,102
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	2,252	210,990
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	4,283	432,926
Enphase Energy, Inc.* (Electrical Equipment)	4,905	894,427
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	5,242	515,760
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	2,024	341,267
Intel Corp. (Semiconductors & Semiconductor Equipment)	159,110	8,832,195
KLA Corp. (Semiconductors & Semiconductor Equipment)	5,996	1,679,300
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,589	2,704,797
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	26,018	1,338,886
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	10,378	910,254
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	10,109	1,375,936
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	43,222	3,382,986
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,142	338,586
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,647	585,163
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	24,033	12,487,305
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	10,861	1,742,865
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	15,970	550,805
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	2,325	187,279
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	4,428	756,657
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	43,913	6,862,723
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,524	179,078
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,703	223,383
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	6,449	1,091,493
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,990	573,777
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	6,447	731,606
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	35,640	5,905,192
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,665	384,315
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	9,516	1,242,504
TOTAL COMMON STOCKS (Cost $33,459,660)		73,078,656

Repurchase Agreements(a)(b) (29.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $28,819,027	$28,819,000	$28,819,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,819,000)		28,819,000
TOTAL INVESTMENT SECURITIES (Cost $62,278,660)—104.5%		101,897,656
Net other assets (liabilities)—(4.5)%		(4,432,882)
NET ASSETS—100.0%		$97,464,774

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $18,221,000.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 107

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	2/23/21	0.59%	$38,613,135	$(2,292,549)
Dow Jones U.S. Semiconductors Index	UBS AG	2/23/21	0.44%	34,411,002	(2,116,638)
				$73,024,137	$(4,409,187)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Electrical Equipment	$894,427	0.9%
Semiconductors & Semiconductor Equipment	72,184,229	74.0%
Other**	24,386,118	25.1%
Total	$97,464,774	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

108 :: Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (101.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $2,303,002	$2,303,000	$2,303,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,303,000)		2,303,000
TOTAL INVESTMENT SECURITIES (Cost $2,303,000)—101.7%		2,303,000
Net other assets (liabilities)—(1.7)%		(37,521)
NET ASSETS—100.0%		$2,265,479

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $327,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	1	3/22/21	$(258,225)	$(10,929)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	3/1/21	(0.39)%	$(1,771,741)	$25,540
Nasdaq-100 Index	UBS AG	3/1/21	(0.24)%	(219,731)	3,777
				$(1,991,472)	$29,317

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Short Oil & Gas ProFund :: 109

Repurchase Agreements(a)(b) (86.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $856,001	$856,000	$856,000
TOTAL REPURCHASE AGREEMENTS (Cost $856,000)		856,000
TOTAL INVESTMENT SECURITIES (Cost $856,000)—86.9%		856,000
Net other assets (liabilities)—13.1%		129,108
NET ASSETS—100.0%		$985,108

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $185,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/23/21	(0.24)%	$(289,223)	$11,681
Dow Jones U.S. Oil & Gas Index	UBS AG	2/23/21	0.06%	(695,542)	31,756
				$(984,765)	$43,437

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

110 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (145.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $3,262,003	$3,262,000	$3,262,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,262,000)		3,262,000
TOTAL INVESTMENT SECURITIES (Cost $3,262,000)—145.8%		3,262,000
Net other assets (liabilities)—(45.8)%		(1,024,200)
NET ASSETS—100.0%		$2,237,800

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $689,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/21	0.01%	$(2,108,670)	$21,395
Dow Jones Precious Metals Index	UBS AG	2/23/21	0.16%	(115,233)	15,685
				$(2,223,903)	$37,080

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 111

Repurchase Agreements(a)(b) (78.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $734,001	$734,000	$734,000
TOTAL REPURCHASE AGREEMENTS (Cost $734,000)		734,000
TOTAL INVESTMENT SECURITIES (Cost $734,000)—78.8%		734,000
Net other assets (liabilities)—21.2%		198,032
NET ASSETS—100.0%		$932,032

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $285,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/23/21	(0.24)%	$(146,045)	$1,687
Dow Jones U.S. Real Estate Index	UBS AG	2/23/21	0.16%	(787,724)	8,348
				$(933,769)	$10,035

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

112 :: Short Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (93.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $1,896,002	$1,896,000	$1,896,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,896,000)		1,896,000
TOTAL INVESTMENT SECURITIES (Cost $1,896,000)—93.0%		1,896,000
Net other assets (liabilities)—7.0%		143,761
NET ASSETS—100.0%		$2,039,761

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $374,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	3/22/21	$(103,410)	$(8,334)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	3/1/21	0.16%	$(724,399)	$9,573
Russell 2000 Index	UBS AG	3/1/21	0.41%	(1,211,006)	20,337
				$(1,935,405)	$29,910

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 113

Common Stocks (100.0%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,742	$97,451
8x8, Inc.* (Software)	4,997	176,144
AAON, Inc. (Building Products)	1,916	141,784
Addus Homecare Corp.* (Health Care Providers & Services)	706	79,460
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,799	184,542
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,520	79,101
AeroVironment, Inc.* (Aerospace & Defense)	1,031	118,328
Agilysys, Inc.* (Software)	953	35,061
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,300	82,160
Alamo Group, Inc. (Machinery)	463	64,630
Alarm.com Holdings, Inc.* (Software)	2,101	195,225
Albany International Corp.—Class A (Machinery)	722	50,193
Allegiant Travel Co. (Airlines)	270	49,002
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	7,424	122,496
Ambac Financial Group, Inc.* (Insurance)	732	10,555
American Public Education, Inc.* (Diversified Consumer Services)	390	11,224
American States Water Co. (Water Utilities)	936	72,315
American Vanguard Corp. (Chemicals)	564	9,334
American Woodmark Corp.* (Building Products)	422	36,507
America's Car-Mart, Inc.* (Specialty Retail)	184	21,856
AMERISAFE, Inc. (Insurance)	337	18,704
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,393	100,463
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,119	20,343
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	626	11,731
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	162	4,623
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	267	9,882
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,111	78,203
Arconic Corp.* (Metals & Mining)	2,558	64,462
Arcosa, Inc. (Construction & Engineering)	1,225	68,343
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,713	31,226
Astec Industries, Inc. (Machinery)	648	38,537
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,022	34,993
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	2,414	94,025
AZZ, Inc. (Electrical Equipment)	685	32,599
B&G Foods, Inc.(a)—Class A (Food Products)	3,020	115,002
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	1,369	125,551
Balchem Corp. (Chemicals)	1,520	162,685
BancFirst Corp. (Banks)	428	24,666
Berkshire Hills Bancorp, Inc. (Banks)	764	12,667
Big Lots, Inc. (Multiline Retail)	1,680	100,262
BioTelemetry, Inc.* (Health Care Providers & Services)	1,609	114,979
Blucora, Inc.* (Capital Markets)	993	16,444
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	870	17,974
Boot Barn Holdings, Inc.* (Specialty Retail)	814	46,593
Bottomline Technologies, Inc.* (Software)	1,105	52,797
Brady Corp.—Class A (Commercial Services & Supplies)	889	40,814
Brightsphere Investment Group, Inc. (Capital Markets)	2,816	51,618
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,151	67,771
CalAmp Corp.* (Communications Equipment)	657	6,577
Calavo Growers, Inc. (Food Products)	319	24,292
California Water Service Group (Water Utilities)	1,383	75,567
Callaway Golf Co. (Leisure Products)	2,566	71,566
Cal-Maine Foods, Inc.* (Food Products)	1,036	39,720
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	963	43,325
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,295	51,546
Cavco Industries, Inc.* (Household Durables)	231	43,580
Celsius Holdings, Inc.* (Beverages)	1,305	69,687
Centerspace (Equity Real Estate Investment Trusts)	348	24,339
Central Garden & Pet Co.* (Household Products)	280	11,841
Central Garden & Pet Co.*—Class A (Household Products)	1,118	43,602
Century Aluminum Co.* (Metals & Mining)	1,414	13,787
Century Communities, Inc.* (Household Durables)	1,364	64,026
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,046	61,494
Chart Industries, Inc.* (Machinery)	1,658	199,142
Chesapeake Utilities Corp. (Gas Utilities)	418	42,398
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,382	36,302
CIRCOR International, Inc.* (Machinery)	338	10,806
City Holding Co. (Banks)	340	23,477
Cleveland-Cliffs, Inc. (Metals & Mining)	18,765	287,854
Coca-Cola Consolidated, Inc. (Beverages)	96	25,619
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,245	70,903
Coherus Biosciences, Inc.* (Biotechnology)	2,980	56,024
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	1,971	80,180
Comfort Systems USA, Inc. (Construction & Engineering)	1,711	94,841
Community Bank System, Inc. (Banks)	1,180	76,523
Community Health Systems, Inc.* (Health Care Providers & Services)	5,286	49,266
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	1,034	46,240
Computer Programs & Systems, Inc. (Health Care Technology)	279	8,588
CONMED Corp. (Health Care Equipment & Supplies)	752	84,149
Corcept Therapeutics, Inc.* (Pharmaceuticals)	4,913	138,842

See accompanying notes to the financial statements.

114 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Core Laboratories N.V. (Energy Equipment & Services)	837	$27,604
CorVel Corp.* (Health Care Providers & Services)	275	27,176
Covetrus, Inc.* (Health Care Providers & Services)	2,795	95,226
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	3,172	222,104
CryoLife, Inc.* (Health Care Equipment & Supplies)	969	23,188
CSG Systems International, Inc. (IT Services)	774	33,352
CTS Corp. (Electronic Equipment, Instruments & Components)	804	24,522
Cubic Corp. (Aerospace & Defense)	755	46,191
Cutera, Inc.* (Health Care Equipment & Supplies)	380	9,200
CVB Financial Corp. (Banks)	2,455	47,701
Cytokinetics, Inc.* (Biotechnology)	3,460	68,058
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,715	23,427
Digi International, Inc.* (Communications Equipment)	798	14,739
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	770	52,945
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,981	140,215
DMC Global, Inc. (Machinery)	693	39,619
Donnelley Financial Solutions, Inc.* (Capital Markets)	614	10,984
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	901	10,443
Dorman Products, Inc.* (Auto Components)	1,349	122,530
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	537	8,662
Eagle Pharmaceuticals, Inc.* (Biotechnology)	197	9,194
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,642	36,042
Ebix, Inc. (Software)	1,105	57,537
Echo Global Logistics, Inc.* (Air Freight & Logistics)	637	16,772
eHealth, Inc.* (Insurance)	1,216	58,186
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	464	9,442
elf Beauty, Inc.* (Personal Products)	980	21,325
Enanta Pharmaceuticals, Inc.* (Biotechnology)	352	16,917
Endo International PLC* (Pharmaceuticals)	6,604	48,077
Enerpac Tool Group Corp. (Machinery)	1,154	23,392
ESCO Technologies, Inc. (Machinery)	724	68,838
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	4,919	102,413
EVERTEC, Inc. (IT Services)	2,806	97,368
ExlService Holdings, Inc.* (IT Services)	1,589	121,844
Exponent, Inc. (Professional Services)	2,428	200,504
Extreme Networks, Inc.* (Communications Equipment)	2,545	20,589
Fabrinet* (Electronic Equipment, Instruments & Components)	1,076	84,939
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	486	34,297
Federal Signal Corp. (Machinery)	2,845	93,003
Ferro Corp.* (Chemicals)	1,353	18,658
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,336	57,248
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	3,637	148,644
Forrester Research, Inc.* (Professional Services)	516	20,465
Forward Air Corp. (Air Freight & Logistics)	1,292	92,624
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,188	17,226
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,932	50,928
Franklin Electric Co., Inc. (Machinery)	1,803	125,164
Fulgent Genetics, Inc.*(a) (Health Care Providers & Services)	616	68,062
FutureFuel Corp. (Chemicals)	510	6,783
GameStop Corp.*(a)—Class A (Specialty Retail)	1,209	392,924
GCP Applied Technologies, Inc.* (Chemicals)	1,178	29,203
Gentherm, Inc.* (Auto Components)	1,013	62,056
Getty Realty Corp. (Equity Real Estate Investment Trusts)	795	21,123
Gibraltar Industries, Inc.* (Building Products)	1,529	137,044
Glaukos Corp.* (Health Care Equipment & Supplies)	1,351	119,820
Glu Mobile, Inc.* (Entertainment)	6,952	61,247
Great Western Bancorp, Inc. (Banks)	880	21,120
Green Dot Corp.*—Class A (Consumer Finance)	2,514	126,278
Greenhill & Co., Inc. (Capital Markets)	400	4,644
H.B. Fuller Co. (Chemicals)	1,240	63,104
Hanger, Inc.* (Health Care Providers & Services)	1,094	22,416
Harmonic, Inc.* (Communications Equipment)	2,207	17,126
Haverty Furniture Cos., Inc. (Specialty Retail)	353	11,540
Hawkins, Inc. (Chemicals)	246	13,513
HCI Group, Inc. (Insurance)	289	16,077
HealthStream, Inc.* (Health Care Technology)	453	10,546
Heartland Express, Inc. (Road & Rail)	1,134	21,285
Heska Corp.* (Health Care Equipment & Supplies)	417	69,789
Hibbett Sports, Inc.* (Specialty Retail)	780	44,031
Hillenbrand, Inc. (Machinery)	2,320	95,352
Hilltop Holdings, Inc. (Banks)	1,078	32,383
HMS Holdings Corp.* (Health Care Technology)	4,161	153,208
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	544	19,638
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,184	29,004
Independent Bank Corp. (Banks)	557	41,820
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,381	29,291
Innospec, Inc. (Chemicals)	439	38,540
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	1,044	195,352
Innoviva, Inc.* (Pharmaceuticals)	2,955	35,490
Inogen, Inc.* (Health Care Equipment & Supplies)	364	17,811

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 115

Common Stocks, continued

	Shares	Value
Installed Building Products, Inc.* (Household Durables)	1,065	$111,750
Insteel Industries, Inc. (Building Products)	373	9,415
Integer Holdings Corp.* (Health Care Equipment & Supplies)	618	45,608
Inter Parfums, Inc. (Personal Products)	366	22,758
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	3,156	12,750
Iridium Communications, Inc.* (Diversified Telecommunication Services)	3,362	165,646
iRobot Corp.* (Household Durables)	1,323	158,893
Itron, Inc.* (Electronic Equipment, Instruments & Components)	988	84,988
J & J Snack Foods Corp. (Food Products)	303	46,256
James River Group Holdings, Ltd. (Insurance)	575	25,576
John Bean Technologies Corp. (Machinery)	909	105,335
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	992	35,831
Korn Ferry (Professional Services)	1,017	46,375
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,427	50,901
La-Z-Boy, Inc. (Household Durables)	1,105	42,786
LCI Industries (Auto Components)	1,180	152,668
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	794	38,160
Lexington Realty Trust (Equity Real Estate Investment Trusts)	4,686	48,032
LGI Homes, Inc.* (Household Durables)	1,039	110,872
Lindsay Corp. (Machinery)	306	42,788
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	813	15,870
Livent Corp.* (Chemicals)	6,875	125,262
LivePerson, Inc.* (Software)	2,922	185,138
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	720	27,821
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,358	37,970
Luminex Corp. (Life Sciences Tools & Services)	2,034	57,135
Lydall, Inc.* (Machinery)	366	11,017
M.D.C Holdings, Inc. (Household Durables)	1,423	74,024
ManTech International Corp.—Class A (IT Services)	868	77,851
Marcus & Millichap, Inc.* (Real Estate Management & Development)	520	18,580
MarineMax, Inc.* (Specialty Retail)	1,038	43,420
Marten Transport, Ltd. (Road & Rail)	2,759	43,730
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	2,220	33,922
Materion Corp. (Metals & Mining)	364	24,821
Matson, Inc. (Marine)	2,024	121,035
MAX Holdings, Inc. (Real Estate Management & Development)	367	13,293
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	3,172	99,569
Medifast, Inc. (Personal Products)	554	130,007
MEDNAX, Inc.* (Health Care Providers & Services)	1,570	42,814
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	2,024	44,730
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	2,297	124,383
Meritage Homes Corp.* (Household Durables)	1,767	141,819
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	228	63,188
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	880	33,994
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	724	27,331
MGP Ingredients, Inc. (Beverages)	329	19,049
MicroStrategy, Inc.*—Class A (Software)	339	209,268
ModivCare, Inc.* (Health Care Providers & Services)	580	91,971
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	306	16,172
Moog, Inc.—Class A (Aerospace & Defense)	525	38,782
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	3,373	91,847
Mueller Industries, Inc. (Machinery)	1,074	36,677
Myers Industries, Inc. (Containers & Packaging)	656	13,153
MYR Group, Inc.* (Construction & Engineering)	440	24,468
National Bank Holdings Corp. (Banks)	907	30,176
National Beverage Corp.(a) (Beverages)	549	83,195
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,785	65,224
NeoGenomics, Inc.* (Life Sciences Tools & Services)	5,219	276,711
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	593	23,406
NextGen Healthcare, Inc.* (Health Care Technology)	1,223	24,191
NIC, Inc. (IT Services)	3,151	84,825
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	3,986	84,543
Omnicell, Inc.* (Health Care Technology)	1,989	234,304
OneSpan, Inc.* (Software)	1,605	37,429
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	2,295	124,045
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,158	32,866
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	328	13,254
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	416	37,448
Owens & Minor, Inc. (Health Care Providers & Services)	1,797	52,257
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,041	134,870
Palomar Holdings, Inc.* (Insurance)	1,018	101,383
Park Aerospace Corp. (Aerospace & Defense)	344	4,568
Park National Corp. (Banks)	367	39,640
Patrick Industries, Inc. (Building Products)	1,031	71,201
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	840	16,229
Perdoceo Education Corp.* (Diversified Consumer Services)	1,434	16,964
Perficient, Inc.* (IT Services)	1,551	84,700

See accompanying notes to the financial statements.

116 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
PetMed Express, Inc.(a) (Internet & Direct Marketing Retail)	952	$36,366
PGT Innovations, Inc.* (Building Products)	2,772	57,408
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,514	16,805
Piper Sandler Cos. (Capital Markets)	401	36,623
Plantronics, Inc. (Communications Equipment)	1,148	36,415
Plexus Corp.* (Electronic Equipment, Instruments & Components)	774	59,536
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	2,814	226,669
PRA Group, Inc.* (Consumer Finance)	2,141	70,589
PriceSmart, Inc. (Food & Staples Retailing)	482	45,250
Progress Software Corp. (Software)	1,378	55,368
Proto Labs, Inc.* (Machinery)	1,259	266,657
Quaker Chemical Corp. (Chemicals)	621	162,782
QuinStreet, Inc.* (Interactive Media & Services)	2,289	48,458
R1 RCM, Inc.* (Health Care Providers & Services)	5,483	138,335
RadNet, Inc.* (Health Care Providers & Services)	989	17,713
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,250	42,739
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	6,868	63,254
Raven Industries, Inc. (Industrial Conglomerates)	708	22,847
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,946	16,697
REGENXBIO, Inc.* (Biotechnology)	1,407	58,151
Regis Corp.* (Diversified Consumer Services)	399	3,787
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,849	165,670
Rent-A-Center, Inc. (Specialty Retail)	2,290	99,157
Rogers Corp.* (Electronic Equipment, Instruments & Components)	465	72,573
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	553	10,059
Safehold, Inc. (Equity Real Estate Investment Trusts)	674	49,593
Saia, Inc.* (Road & Rail)	1,230	217,403
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	248	7,423
Select Medical Holdings Corp.* (Health Care Providers & Services)	2,585	66,435
ServisFirst Bancshares, Inc. (Banks)	2,206	90,621
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,677	190,206
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,522	59,160
Shutterstock, Inc. (Internet & Direct Marketing Retail)	1,039	67,525
Simulations Plus, Inc. (Health Care Technology)	713	56,427
Sleep Number Corp.* (Specialty Retail)	1,304	140,492
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	17,305	65,240
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,771	13,538
SPS Commerce, Inc.* (Software)	1,660	164,157
SPX Corp.* (Machinery)	1,219	63,034
SPX FLOW, Inc.* (Machinery)	754	39,939
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	855	195,205
Stepan Co. (Chemicals)	542	61,073
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,420	47,712
StoneX Group, Inc.* (Capital Markets)	764	40,889
Sturm Ruger & Co., Inc. (Leisure Products)	510	32,314
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,478	72,828
Surmodics, Inc.* (Health Care Equipment & Supplies)	412	18,746
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	1,018	57,812
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	912	49,750
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	1,537	23,716
TechTarget, Inc.* (Media)	1,109	82,842
Tennant Co. (Machinery)	400	27,100
The Buckle, Inc. (Specialty Retail)	552	21,705
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	690	31,029
The Ensign Group, Inc. (Health Care Providers & Services)	2,397	187,636
The Pennant Group, Inc.* (Health Care Providers & Services)	1,192	64,094
The Simply Good Foods Co.* (Food Products)	1,778	50,744
The St Joe Co. (Real Estate Management & Development)	1,467	65,281
Titan International, Inc. (Machinery)	1,066	7,355
Tivity Health, Inc.* (Health Care Providers & Services)	1,163	26,226
Triumph Bancorp, Inc.* (Banks)	1,062	60,895
Triumph Group, Inc. (Aerospace & Defense)	857	9,281
Trupanion, Inc.* (Insurance)	1,539	172,675
TTEC Holdings, Inc. (IT Services)	855	64,621
Tupperware Brands Corp.* (Household Durables)	2,310	69,485
U.S. Ecology, Inc.* (Commercial Services & Supplies)	578	19,074
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	332	39,953
UFP Industries, Inc. (Building Products)	1,467	79,130
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,905	73,533
UniFirst Corp. (Commercial Services & Supplies)	374	79,587
Unisys Corp.* (IT Services)	1,303	31,129
United Natural Foods, Inc.* (Food & Staples Retailing)	1,394	37,750
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	7,001	86,182
Universal Electronics, Inc.* (Household Durables)	265	14,374
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	277	16,531
USANA Health Sciences, Inc.* (Personal Products)	362	29,959

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 117

Common Stocks, continued

	Shares	Value
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,311	$18,800
Vector Group, Ltd. (Tobacco)	2,990	35,103
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,282	23,666
Viad Corp. (Commercial Services & Supplies)	392	13,524
Viavi Solutions, Inc.* (Communications Equipment)	10,763	166,288
Vicor Corp.* (Electrical Equipment)	992	85,848
Virtus Investment Partners, Inc. (Capital Markets)	337	70,771
Virtusa Corp.* (IT Services)	1,340	68,407
Vista Outdoor, Inc.* (Leisure Products)	2,738	79,867
Vonage Holdings Corp.* (Diversified Telecommunication Services)	10,971	136,918
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,365	112,367
Watts Water Technologies, Inc.—Class A (Machinery)	838	100,619
WD-40 Co. (Household Products)	642	195,431
Westamerica Bancorp (Banks)	581	32,431
Winnebago Industries, Inc. (Automobiles)	810	55,939
WisdomTree Investments, Inc. (Capital Markets)	2,204	11,758
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,466	41,986
World Acceptance Corp.* (Consumer Finance)	128	18,358
Xencor, Inc.* (Biotechnology)	2,700	123,525
Xperi Holding Corp. (Software)	3,130	60,284
Zumiez, Inc.* (Specialty Retail)	550	23,694
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	913	16,498
TOTAL COMMON STOCKS (Cost $16,098,875)		21,750,897

Repurchase Agreements(b) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $75,000	$75,000	$75,000
TOTAL REPURCHASE AGREEMENTS (Cost $75,000)		75,000

Collateral for Securities Loaned(c) (2.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(d)	527,130	$527,130
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(d)	4,128	4,128
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $531,258)		531,258
TOTAL INVESTMENT SECURITIES (Cost $16,705,133)—102.7%		22,357,155
Net other assets (liabilities)—(2.7)%		(591,606)
NET ASSETS—100.0%		$21,765,549

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $666,931.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

See accompanying notes to the financial statements.

118 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Small-Cap Growth ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$296,251	1.4%
Air Freight & Logistics	109,396	0.5%
Airlines	49,002	0.2%
Auto Components	337,254	1.5%
Automobiles	55,939	0.3%
Banks	534,121	2.5%
Beverages	197,550	0.9%
Biotechnology	364,207	1.7%
Building Products	532,489	2.4%
Capital Markets	243,731	1.1%
Chemicals	690,937	3.2%
Commercial Services & Supplies	152,999	0.7%
Communications Equipment	261,734	1.2%
Construction & Engineering	187,652	0.9%
Consumer Finance	215,225	1.0%
Containers & Packaging	13,153	0.1%
Diversified Consumer Services	31,975	0.1%
Diversified Telecommunication Services	409,768	1.9%
Electrical Equipment	118,447	0.5%
Electronic Equipment, Instruments & Components	645,599	3.0%
Energy Equipment & Services	27,604	0.1%
Entertainment	61,247	0.3%
Equity Real Estate Investment Trusts	913,953	4.2%
Food & Staples Retailing	83,000	0.4%
Food Products	276,014	1.3%
Gas Utilities	42,398	0.2%
Health Care Equipment & Supplies	772,890	3.5%
Health Care Providers & Services	1,284,482	5.8%
Health Care Technology	667,572	3.1%
Hotels, Restaurants & Leisure	377,624	1.7%
Household Durables	831,609	3.8%
Household Products	250,874	1.2%
Industrial Conglomerates	22,847	0.1%
Insurance	403,156	1.9%
Interactive Media & Services	48,458	0.2%
Internet & Direct Marketing Retail	314,966	1.4%
IT Services	664,097	3.1%
Leisure Products	183,747	0.8%
Life Sciences Tools & Services	333,846	1.5%
Machinery	1,509,197	6.9%
Marine	121,035	0.6%
Media	82,842	0.4%
Metals & Mining	390,924	1.8%
Mortgage Real Estate Investment Trusts	29,447	0.1%
Multiline Retail	100,262	0.5%
Oil, Gas & Consumable Fuels	356,503	1.6%
Personal Products	204,049	0.9%
Pharmaceuticals	455,073	2.1%
Professional Services	267,344	1.2%
Real Estate Management & Development	199,567	0.9%
Road & Rail	282,418	1.3%
Semiconductors & Semiconductor Equipment	1,352,523	6.2%
Software	1,228,408	5.6%
Specialty Retail	883,382	4.1%
Technology Hardware, Storage & Peripherals	120,878	0.6%
Textiles, Apparel & Luxury Goods	364,859	1.7%
Thrifts & Mortgage Finance	474,024	2.2%
Tobacco	35,103	0.2%
Trading Companies & Distributors	78,203	0.4%
Water Utilities	147,883	0.7%
Wireless Telecommunication Services	59,160	0.3%
Other**	14,652	NM
Total	$21,765,549	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 119

Common Stocks (26.8%)

	Percentage of Net Assets	Shares	Value
Appian Corp.* (Software)*	0.1%	45	$9,832
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)*	0.1%	127	9,801
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)*	0.1%	173	7,278
Blackline, Inc.* (Software)*	0.1%	64	8,296
Blueprint Medicines Corp.* (Biotechnology)*	0.1%	71	6,869
Brookfield Renewable Corp.—Class A (Equity Real Estate Investment Trusts)	0.1%	130	7,273
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	93	7,046
Builders FirstSource, Inc.* (Building Products)*	0.1%	260	9,945
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)*	0.1%	229	16,120
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	0.1%	48	8,999
Cleveland-Cliffs, Inc. (Metals & Mining)	0.1%	502	7,702
Darling Ingredients, Inc.* (Food Products)*	0.1%	205	12,713
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)*	0.1%	36	10,511
Fate Therapeutics, Inc.* (Biotechnology)*	0.1%	91	8,247
Freshpet, Inc.* (Food Products)*	0.1%	50	6,966
FuelCell Energy, Inc.* (Electrical Equipment)*	0.1%	366	7,598
GameStop Corp.—Class A* (Specialty Retail)*	0.2%	74	24,050
Halozyme Therapeutics, Inc.* (Biotechnology)*	0.1%	169	8,043
HealthEquity, Inc.* (Health Care Providers & Services)*	0.1%	96	8,022
Helen of Troy, Ltd.* (Household Durables)*	0.1%	33	8,060
II-VI, Inc.* (Electronic Equipment, Instruments & Components)*	0.1%	130	10,930
Invitae Corp.* (Biotechnology)*	0.1%	146	7,230
Iridium Communications, Inc.* (Diversified Telecommunication Services)*	0.1%	149	7,340
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)*	0.1%	173	6,939
LHC Group, Inc.* (Health Care Providers & Services)*	0.1%	39	7,771
Lithia Motors, Inc.—Class A (Specialty Retail)	0.1%	33	10,516
Mirati Therapeutics, Inc.* (Biotechnology)*	0.1%	54	11,088
Natera, Inc.* (Biotechnology)*	0.1%	96	10,237
NeoGenomics, Inc.* (Life Sciences Tools & Services)*	0.1%	133	7,051
Nevro Corp.* (Health Care Equipment & Supplies)*	0.1%	43	6,957
Novavax, Inc.* (Biotechnology)*	0.1%	77	17,012
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)*	0.1%	225	7,278
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)*	0.2%	199	20,641
Performance Food Group Co.* (Food & Staples Retailing)*	0.1%	166	7,782
Plug Power, Inc.* (Electrical Equipment)*	0.3%	505	31,901
Proto Labs, Inc.* (Machinery)*	0.1%	34	7,201
Q2 Holdings, Inc.* (Software)*	0.1%	64	8,191
Redfin Corp.* (Real Estate Management & Development)*	0.1%	127	9,043
RH* (Specialty Retail)*	0.1%	19	9,032
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	55	7,213
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)*	0.1%	55	8,673
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)*	0.1%	77	7,350
Sunrun, Inc.* (Electrical Equipment)*	0.1%	191	13,231
Tetra Tech, Inc. (Commercial Services & Supplies)	0.1%	69	8,387
TG Therapeutics, Inc.* (Biotechnology)*	0.1%	146	7,047
TopBuild Corp.* (Household Durables)*	0.1%	42	8,399
Twist Bioscience Corp.* (Biotechnology)*	0.1%	42	6,911
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)*	0.1%	79	10,949
Varonis Systems, Inc.* (Software)*	0.1%	40	7,071
Other Common Stocks(a)	23.0%	116,189	2,822,021
TOTAL COMMON STOCKS (Cost $2,153,545)			3,304,763

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

See accompanying notes to the financial statements.

120 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(b)(c) (59.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $7,336,007	$7,336,000	$7,336,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,336,000)	7,336,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	20,868	$20,868
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	164	164
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $21,032)		21,032
TOTAL INVESTMENT SECURITIES (Cost $9,510,577)—86.8%		10,661,795
Net other assets (liabilities)—13.2%		1,615,462
NET ASSETS—100.0%		$12,277,257

*	Non-income producing security.
†	This security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2021, this security represented 0.00% of the net assets of the ProFund.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $19,887.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $1,095,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	3/22/21	$103,410	$8,331

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	3/1/21	0.34%	$3,559,154	$(30,496)
Russell 2000 Index	UBS AG	3/1/21	0.09%	5,314,739	(91,901)
				$8,873,893	$(122,397)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 121

Small-Cap ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$26,783	0.2%
Air Freight & Logistics	9,423	0.1%
Airlines	9,986	0.1%
Auto Components	44,850	0.4%
Automobiles	2,693	NM
Banks	247,885	2.0%
Beverages	10,650	0.1%
Biotechnology	376,006	3.1%
Building Products	54,964	0.4%
Capital Markets	48,789	0.4%
Chemicals	52,708	0.4%
Commercial Services & Supplies	59,628	0.5%
Communications Equipment	32,392	0.3%
Construction & Engineering	45,921	0.4%
Construction Materials	4,968	NM
Consumer Finance	21,939	0.2%
Containers & Packaging	7,050	0.1%
Distributors	2,304	NM
Diversified Consumer Services	18,243	0.1%
Diversified Financial Services	5,625	NM
Diversified Telecommunication Services	22,739	0.2%
Electric Utilities	19,155	0.2%
Electrical Equipment	74,460	0.6%
Electronic Equipment, Instruments & Components	71,401	0.6%
Energy Equipment & Services	23,215	0.2%
Entertainment	9,632	0.1%
Equity Real Estate Investment Trusts	172,235	1.4%
Food & Staples Retailing	26,518	0.2%
Food Products	46,989	0.4%
Gas Utilities	27,300	0.2%
Health Care Equipment & Supplies	110,392	0.9%
Health Care Providers & Services	91,972	0.7%
Health Care Technology	42,426	0.3%
Hotels, Restaurants & Leisure	120,535	1.0%
Household Durables	67,895	0.6%
Household Products	8,142	0.1%
Independent Power and Renewable Electricity Producers	13,611	0.1%
Industrial Conglomerates	1,452	NM
Insurance	60,631	0.5%
Interactive Media & Services	12,647	0.1%
Internet & Direct Marketing Retail	31,283	0.3%
IT Services	63,587	0.5%
Leisure Products	22,208	0.2%
Life Sciences Tools & Services	30,601	0.2%
Machinery	118,984	1.0%
Marine	4,443	NM
Media	29,207	0.2%
Metals & Mining	51,091	0.4%
Mortgage Real Estate Investment Trusts	38,470	0.3%
Multiline Retail	9,760	0.1%
Multi-Utilities	12,251	0.1%
Oil, Gas & Consumable Fuels	53,701	0.4%
Paper & Forest Products	14,431	0.1%
Personal Products	11,891	0.1%
Pharmaceuticals	51,779	0.4%
Professional Services	38,995	0.3%
Real Estate Management & Development	30,519	0.2%
Road & Rail	16,561	0.1%
Semiconductors & Semiconductor Equipment	97,611	0.8%
Software	191,709	1.6%
Specialty Retail	118,250	1.0%
Technology Hardware, Storage & Peripherals	10,799	0.1%
Textiles, Apparel & Luxury Goods	30,974	0.3%
Thrifts & Mortgage Finance	54,421	0.4%
Tobacco	4,264	NM
Trading Companies & Distributors	43,477	0.4%
Water Utilities	13,129	0.1%
Wireless Telecommunication Services	4,213	NM
Other**	8,972,494	73.2%
Total	$12,277,257	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

122 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (99.9%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,008	$71,364
AAR Corp. (Aerospace & Defense)	1,012	33,953
Aaron's Co., Inc. (The)* (Specialty Retail)	1,025	17,364
Abercrombie & Fitch Co.—Class A (Specialty Retail)	1,904	43,925
ABM Industries, Inc. (Commercial Services & Supplies)	2,035	74,765
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,632	38,164
ADTRAN, Inc. (Communications Equipment)	1,464	25,181
AdvanSix, Inc.* (Chemicals)	857	18,271
Aegion Corp.* (Construction & Engineering)	939	17,249
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,206	62,760
Agree Realty Corp. (Equity Real Estate Investment Trusts)	846	53,467
Albany International Corp.—Class A (Machinery)	469	32,605
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	2,207	33,370
Allegheny Technologies, Inc.* (Metals & Mining)	3,869	65,811
Allegiance Bancshares, Inc. (Banks)	575	20,229
Allegiant Travel Co. (Airlines)	224	40,654
Ambac Financial Group, Inc.* (Insurance)	926	13,353
AMC Networks, Inc.*(a)—Class A (Media)	908	44,873
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,526	42,163
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	3,455	30,439
American Equity Investment Life Holding Co. (Insurance)	2,806	81,907
American Public Education, Inc.* (Diversified Consumer Services)	199	5,727
American States Water Co. (Water Utilities)	519	40,098
American Vanguard Corp. (Chemicals)	447	7,398
American Woodmark Corp.* (Building Products)	242	20,935
America's Car-Mart, Inc.* (Specialty Retail)	67	7,958
Ameris Bancorp (Banks)	2,121	82,952
AMERISAFE, Inc. (Insurance)	371	20,591
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	532	38,368
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	391	7,108
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	753	14,111
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	189	5,394
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	258	9,549
Apogee Enterprises, Inc. (Building Products)	805	28,256
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	3,938	44,027
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	461	32,450
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	645	7,101
ArcBest Corp. (Road & Rail)	773	35,829
Archrock, Inc. (Energy Equipment & Services)	3,919	34,762
Arconic Corp.* (Metals & Mining)	1,303	32,836
Arcosa, Inc. (Construction & Engineering)	676	37,714
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,766	18,985
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,974	22,050
Asbury Automotive Group, Inc.* (Specialty Retail)	589	83,998
Assured Guaranty, Ltd. (Insurance)	2,463	88,051
Astec Industries, Inc. (Machinery)	269	15,997
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	796	41,249
ATN International, Inc. (Diversified Telecommunication Services)	336	14,508
Avista Corp. (Multi-Utilities)	2,098	78,633
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	359	12,292
AZZ, Inc. (Electrical Equipment)	350	16,657
Banc of California, Inc. (Banks)	1,352	22,781
BancFirst Corp. (Banks)	292	16,828
BankUnited, Inc. (Banks)	2,820	97,714
Banner Corp. (Banks)	1,074	47,503
Barnes & Noble Education, Inc.* (Specialty Retail)	919	5,385
Barnes Group, Inc. (Machinery)	1,421	68,308
Bed Bath & Beyond, Inc. (Specialty Retail)	3,846	135,880
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	310	4,520
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,113	28,192
Berkshire Hills Bancorp, Inc. (Banks)	1,055	17,492
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	680	31,783
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	2,433	51,263
Blucora, Inc.* (Capital Markets)	821	13,596
BM Technologies, Inc.* (IT Services)	136	1,969
Boise Cascade Co. (Paper & Forest Products)	1,195	56,917
Boot Barn Holdings, Inc.* (Specialty Retail)	352	20,148
Boston Private Financial Holdings, Inc. (Banks)	2,509	30,585
Bottomline Technologies, Inc.* (Software)	478	22,839
Brady Corp.—Class A (Commercial Services & Supplies)	902	41,411
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	5,203	57,233
Brinker International, Inc. (Hotels, Restaurants & Leisure)	636	37,448
Bristow Group, Inc.* (Energy Equipment & Services)	707	17,116
Brookline Bancorp, Inc. (Banks)	2,411	30,354
Cadence Bancorp (Banks)	3,844	68,884
CalAmp Corp.* (Communications Equipment)	642	6,426
Calavo Growers, Inc. (Food Products)	301	22,921
Caleres, Inc. (Specialty Retail)	1,157	17,482
California Water Service Group (Water Utilities)	625	34,150
Callaway Golf Co. (Leisure Products)	1,206	33,636
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,211	16,760
Cal-Maine Foods, Inc.* (Food Products)	469	17,981
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	3,937	48,898

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 123

Common Stocks, continued

	Shares	Value
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	2,942	$15,710
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	600	26,994
Cardtronics PLC*—Class A (IT Services)	1,085	42,152
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,430	32,118
Carpenter Technology Corp. (Metals & Mining)	1,465	45,767
Cavco Industries, Inc.* (Household Durables)	108	20,375
Centerspace (Equity Real Estate Investment Trusts)	172	12,030
Central Garden & Pet Co.* (Household Products)	115	4,863
Central Garden & Pet Co.*—Class A (Household Products)	463	18,057
Central Pacific Financial Corp. (Banks)	859	17,077
Century Aluminum Co.* (Metals & Mining)	611	5,957
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	1,434	15,358
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	991	27,044
Chesapeake Utilities Corp. (Gas Utilities)	259	26,270
Chico's FAS, Inc. (Specialty Retail)	3,656	8,080
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	601	21,083
CIRCOR International, Inc.* (Machinery)	391	12,500
City Holding Co. (Banks)	258	17,815
Clearwater Paper Corp.* (Paper & Forest Products)	507	19,307
Coca-Cola Consolidated, Inc. (Beverages)	82	21,883
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	473	26,937
Columbia Banking System, Inc. (Banks)	2,182	84,051
Community Bank System, Inc. (Banks)	865	56,095
Computer Programs & Systems, Inc. (Health Care Technology)	202	6,218
Comtech Telecommunications Corp. (Communications Equipment)	761	16,240
CONMED Corp. (Health Care Equipment & Supplies)	384	42,970
Conn's, Inc.* (Specialty Retail)	584	9,186
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	795	6,455
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	2,225	13,584
Cooper Tire & Rubber Co. (Auto Components)	1,536	56,448
Cooper-Standard Holding, Inc.* (Auto Components)	516	15,743
Core Laboratories N.V. (Energy Equipment & Services)	815	26,879
CoreCivic, Inc. (Equity Real Estate Investment Trusts)	3,651	25,959
Core-Mark Holding Co., Inc. (Distributors)	1,370	42,018
CorVel Corp.* (Health Care Providers & Services)	102	10,080
Covetrus, Inc.* (Health Care Providers & Services)	1,208	41,157
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,064	9,321
CryoLife, Inc.* (Health Care Equipment & Supplies)	558	13,353
CSG Systems International, Inc. (IT Services)	502	21,631
CTS Corp. (Electronic Equipment, Instruments & Components)	462	14,091
Cubic Corp. (Aerospace & Defense)	470	28,755
Customers Bancorp, Inc. (Banks)	888	19,731
Cutera, Inc.* (Health Care Equipment & Supplies)	303	7,336
CVB Financial Corp. (Banks)	2,292	44,534
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	1,123	5,390
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,448	49,261
Deluxe Corp. (Commercial Services & Supplies)	1,278	43,311
Designer Brands, Inc.* (Specialty Retail)	1,795	21,989
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	6,087	49,913
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,254	17,130
Digi International, Inc.* (Communications Equipment)	377	6,963
Dime Community Bancshares, Inc. (Banks)	1,096	26,775
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	7,268	29,217
Donnelley Financial Solutions, Inc.* (Capital Markets)	508	9,088
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	442	5,123
Dril-Quip, Inc.* (Energy Equipment & Services)	1,072	32,289
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	321	5,178
DXP Enterprises, Inc.* (Trading Companies & Distributors)	498	11,549
Eagle Bancorp, Inc. (Banks)	984	41,810
Eagle Pharmaceuticals, Inc.* (Biotechnology)	225	10,501
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,413	31,015
Echo Global Logistics, Inc.* (Air Freight & Logistics)	399	10,506
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	279	5,678
elf Beauty, Inc.* (Personal Products)	567	12,338
Employers Holdings, Inc. (Insurance)	885	26,993
Enanta Pharmaceuticals, Inc.* (Biotechnology)	317	15,235
Encore Capital Group, Inc.* (Consumer Finance)	957	28,423
Encore Wire Corp. (Electrical Equipment)	630	36,382
Endo International PLC* (Pharmaceuticals)	2,738	19,933
Enerpac Tool Group Corp. (Machinery)	1,079	21,871
Enova International, Inc.* (Consumer Finance)	1,087	24,566
EnPro Industries, Inc. (Machinery)	628	45,335
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	413	34,709
ESCO Technologies, Inc. (Machinery)	325	30,901
Ethan Allen Interiors, Inc. (Household Durables)	665	15,727
Exterran Corp.* (Energy Equipment & Services)	757	3,270

See accompanying notes to the financial statements.

124 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Extreme Networks, Inc.* (Communications Equipment)	2,100	$16,989
EZCORP, Inc.*—Class A (Consumer Finance)	1,587	7,126
Fabrinet* (Electronic Equipment, Instruments & Components)	429	33,865
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	228	16,090
FB Financial Corp. (Banks)	952	35,567
Ferro Corp.* (Chemicals)	1,631	22,491
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	529	7,967
First Bancorp (Banks)	6,658	60,588
First Bancorp (Banks)	872	29,700
First Commonwealth Financial Corp. (Banks)	2,933	34,404
First Financial Bancorp (Banks)	2,991	54,795
First Hawaiian, Inc. (Banks)	3,991	92,792
First Midwest Bancorp, Inc. (Banks)	3,489	57,673
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	576	24,682
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	656	9,512
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	986	25,991
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	2,944	12,100
Fresh Del Monte Produce, Inc. (Food Products)	927	22,684
FutureFuel Corp. (Chemicals)	458	6,091
GameStop Corp.*(a)—Class A (Specialty Retail)	885	287,626
Gannett Co., Inc.* (Media)	3,996	17,902
GCP Applied Technologies, Inc.* (Chemicals)	705	17,477
Genesco, Inc.* (Specialty Retail)	435	16,882
Gentherm, Inc.* (Auto Components)	339	20,767
Getty Realty Corp. (Equity Real Estate Investment Trusts)	579	15,384
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,327	35,882
Glatfelter Corp. (Paper & Forest Products)	1,354	21,190
Glaukos Corp.* (Health Care Equipment & Supplies)	493	43,724
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,730	43,980
GMS, Inc.* (Trading Companies & Distributors)	1,300	37,686
Granite Construction, Inc. (Construction & Engineering)	1,426	42,224
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,685	15,704
Great Western Bancorp, Inc. (Banks)	1,109	26,616
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	1,021	19,613
Greenhill & Co., Inc. (Capital Markets)	174	2,020
Griffon Corp. (Building Products)	1,370	30,770
Group 1 Automotive, Inc. (Specialty Retail)	526	72,388
Guess?, Inc. (Specialty Retail)	1,145	26,587
H.B. Fuller Co. (Chemicals)	772	39,287
Hanger, Inc.* (Health Care Providers & Services)	456	9,343
Hanmi Financial Corp. (Banks)	937	12,949
Harmonic, Inc.* (Communications Equipment)	1,550	12,028
Harsco Corp.* (Machinery)	2,407	40,028
Haverty Furniture Cos., Inc. (Specialty Retail)	281	9,186
Hawaiian Holdings, Inc. (Airlines)	1,405	27,496
Hawkins, Inc. (Chemicals)	131	7,196
Haynes International, Inc. (Metals & Mining)	385	8,928
HealthStream, Inc.* (Health Care Technology)	478	11,128
Heartland Express, Inc. (Road & Rail)	765	14,359
Heidrick & Struggles International, Inc. (Professional Services)	590	17,204
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	4,304	17,732
Helmerich & Payne, Inc. (Energy Equipment & Services)	3,284	79,735
Heritage Financial Corp. (Banks)	1,097	25,889
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	1,114	8,511
Hillenbrand, Inc. (Machinery)	775	31,853
Hilltop Holdings, Inc. (Banks)	1,284	38,571
HomeStreet, Inc. (Thrifts & Mortgage Finance)	665	24,206
Hope Bancorp, Inc. (Banks)	3,761	42,048
Horace Mann Educators Corp. (Insurance)	1,262	49,433
Hub Group, Inc.*—Class A (Air Freight & Logistics)	1,021	53,735
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	353	12,743
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,476	19,601
Independent Bank Corp. (Banks)	645	48,427
Independent Bank Group, Inc. (Banks)	1,121	68,852
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,096	23,246
Innospec, Inc. (Chemicals)	467	40,999
Inogen, Inc.* (Health Care Equipment & Supplies)	325	15,902
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	1,072	81,578
Insteel Industries, Inc. (Building Products)	347	8,758
Integer Holdings Corp.* (Health Care Equipment & Supplies)	601	44,353
Inter Parfums, Inc. (Personal Products)	303	18,841
Interface, Inc. (Commercial Services & Supplies)	1,792	17,992
Invacare Corp. (Health Care Equipment & Supplies)	1,049	9,819
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	3,485	14,079
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,398	68,880
iStar, Inc. (Equity Real Estate Investment Trusts)	2,258	34,276
Itron, Inc.* (Electronic Equipment, Instruments & Components)	591	50,838
J & J Snack Foods Corp. (Food Products)	259	39,539
James River Group Holdings, Ltd. (Insurance)	563	25,042
John B Sanfilippo & Son, Inc. (Food Products)	269	21,636
John Bean Technologies Corp. (Machinery)	380	44,034
Kaiser Aluminum Corp. (Metals & Mining)	484	41,963
Kaman Corp.—Class A (Trading Companies & Distributors)	846	42,604
Kelly Services, Inc.—Class A (Professional Services)	1,019	19,891

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 125

Common Stocks, continued

	Shares	Value
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	2,569	$40,950
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	830	14,210
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,798	53,973
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	786	28,390
Koppers Holdings, Inc.* (Chemicals)	644	21,432
Korn Ferry (Professional Services)	991	45,190
Kraton Corp.* (Chemicals)	972	27,294
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	966	34,457
Lannett Co., Inc.* (Pharmaceuticals)	1,042	8,076
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	2,042	33,223
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	275	6,399
La-Z-Boy, Inc. (Household Durables)	688	26,639
Lexington Realty Trust (Equity Real Estate Investment Trusts)	5,409	55,442
Lindsay Corp. (Machinery)	133	18,597
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	274	5,348
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	731	28,246
Lydall, Inc.* (Machinery)	279	8,398
M.D.C Holdings, Inc. (Household Durables)	643	33,449
M/I Homes, Inc.* (Household Durables)	877	43,298
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	2,629	33,467
Macy's, Inc. (Multiline Retail)	9,469	142,414
Magellan Health, Inc.* (Health Care Providers & Services)	696	65,409
ManTech International Corp.—Class A (IT Services)	264	23,678
Marcus & Millichap, Inc.* (Real Estate Management & Development)	395	14,113
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,909	29,170
Materion Corp. (Metals & Mining)	385	26,253
Matrix Service Co.* (Energy Equipment & Services)	809	9,538
Matthews International Corp.—Class A (Commercial Services & Supplies)	969	29,584
MAX Holdings, Inc. (Real Estate Management & Development)	328	11,880
MEDNAX, Inc.* (Health Care Providers & Services)	1,595	43,496
Mercer International, Inc. (Paper & Forest Products)	1,205	13,617
Meredith Corp. (Media)	1,235	27,084
Meritor, Inc.* (Machinery)	2,206	56,938
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	448	17,306
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	674	25,444
MGP Ingredients, Inc. (Beverages)	190	11,001
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	192	10,147
Monro, Inc. (Specialty Retail)	1,018	59,522
Moog, Inc.—Class A (Aerospace & Defense)	555	40,998
Motorcar Parts of America, Inc.* (Auto Components)	579	13,103
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	507	10,475
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	587	34,363
Mueller Industries, Inc. (Machinery)	1,044	35,653
Myers Industries, Inc. (Containers & Packaging)	667	13,373
MYR Group, Inc.* (Construction & Engineering)	224	12,457
Myriad Genetics, Inc.* (Biotechnology)	2,294	63,199
Nabors Industries, Ltd.* (Energy Equipment & Services)	197	14,070
National Bank Holdings Corp. (Banks)	347	11,545
National Presto Industries, Inc. (Aerospace & Defense)	157	14,037
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	743	27,149
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,034	25,199
NBT Bancorp, Inc. (Banks)	1,331	43,936
Neenah, Inc. (Paper & Forest Products)	514	26,173
NETGEAR, Inc.* (Communications Equipment)	926	38,328
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	11,525	42,988
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	292	11,525
NextGen Healthcare, Inc.* (Health Care Technology)	896	17,722
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,462	18,070
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	3,900	49,725
Northwest Natural Holding Co. (Gas Utilities)	932	43,534
NOW, Inc.* (Trading Companies & Distributors)	3,334	27,639
Oceaneering International, Inc.* (Energy Equipment & Services)	3,030	25,604
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,475	34,132
OFG Bancorp (Banks)	1,567	26,921
Oil States International, Inc.* (Energy Equipment & Services)	1,863	10,433
Old National Bancorp (Banks)	5,046	84,722
Olympic Steel, Inc. (Metals & Mining)	278	3,795
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	786	11,971
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	380	15,356
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	239	21,515
Owens & Minor, Inc. (Health Care Providers & Services)	1,078	31,348
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	516	33,664
Pacific Premier Bancorp, Inc. (Banks)	2,880	95,761
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,218	16,175

See accompanying notes to the financial statements.

126 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Park Aerospace Corp. (Aerospace & Defense)	348	$4,621
Park National Corp. (Banks)	195	21,062
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,720	35,178
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	2,933	24,843
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	336	16,494
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,040	65,997
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	348	6,723
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	464	4,659
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	3,013	51,974
Perdoceo Education Corp.* (Diversified Consumer Services)	1,184	14,007
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	621	12,880
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,021	11,333
Piper Sandler Cos. (Capital Markets)	159	14,521
Pitney Bowes, Inc. (Commercial Services & Supplies)	5,281	49,325
Plantronics, Inc. (Communications Equipment)	402	12,751
Plexus Corp.* (Electronic Equipment, Instruments & Components)	380	29,230
Powell Industries, Inc. (Electrical Equipment)	269	7,712
Preferred Bank (Banks)	415	20,040
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	1,523	60,919
PriceSmart, Inc. (Food & Staples Retailing)	399	37,459
ProAssurance Corp. (Insurance)	1,643	30,116
Progress Software Corp. (Software)	483	19,407
ProPetro Holding Corp.* (Energy Equipment & Services)	2,462	19,671
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	2,225	41,207
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	7,388	21,056
Quanex Building Products Corp. (Building Products)	1,002	22,034
RadNet, Inc.* (Health Care Providers & Services)	666	11,928
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,016	38,295
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	3,362	30,964
Raven Industries, Inc. (Industrial Conglomerates)	636	20,524
Rayonier Advanced Materials, Inc.* (Chemicals)	1,933	13,376
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	1,247	14,191
Realogy Holdings Corp.* (Real Estate Management & Development)	3,522	50,013
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	473	12,388
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,152	18,464
Regis Corp.* (Diversified Consumer Services)	480	4,555
Renasant Corp. (Banks)	1,716	60,746
Resideo Technologies, Inc.* (Building Products)	4,288	99,053
Resources Connection, Inc. (Professional Services)	931	10,744
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	3,601	50,738
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	6,536	60,198
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	162	12,393
Rogers Corp.* (Electronic Equipment, Instruments & Components)	268	41,827
RPC, Inc.* (Energy Equipment & Services)	1,769	7,890
RPT Realty (Equity Real Estate Investment Trusts)	2,470	22,848
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	611	11,114
S&T Bancorp, Inc. (Banks)	1,199	30,455
Safety Insurance Group, Inc. (Insurance)	432	31,726
Sally Beauty Holdings, Inc.* (Specialty Retail)	3,443	51,989
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,988	61,827
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	230	6,884
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	772	18,675
Scholastic Corp. (Media)	913	23,528
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	957	35,543
Seacoast Banking Corp.* (Banks)	1,684	51,278
SEACOR Holdings, Inc.* (Energy Equipment & Services)	580	24,209
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,613	41,454
Seneca Foods Corp.*—Class A (Food Products)	202	7,323
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	534	20,757
Shoe Carnival, Inc. (Specialty Retail)	261	12,264
Signet Jewelers, Ltd.* (Specialty Retail)	1,599	64,951
Simmons First National Corp.—Class A (Banks)	3,322	82,053
SITE Centers Corp. (Equity Real Estate Investment Trusts)	4,598	50,992
SkyWest, Inc. (Airlines)	1,529	59,615
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,249	27,259
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	425	15,789
Sonic Automotive, Inc.—Class A (Specialty Retail)	725	29,674
South Jersey Industries, Inc. (Gas Utilities)	3,069	70,894
Southside Bancshares, Inc. (Banks)	959	30,084
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	8,471	31,936
SpartanNash Co. (Food & Staples Retailing)	1,095	20,279
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,002	7,187

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 127

Common Stocks, continued

	Shares	Value
Spok Holdings, Inc. (Wireless Telecommunication Services)	535	$5,949
SPX Corp.* (Machinery)	575	29,733
SPX FLOW, Inc.* (Machinery)	797	42,217
Standard Motor Products, Inc. (Auto Components)	617	24,205
Standex International Corp. (Machinery)	380	31,126
Stepan Co. (Chemicals)	302	34,029
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,442	48,451
Stewart Information Services Corp. (Insurance)	815	37,800
Sturm Ruger & Co., Inc. (Leisure Products)	201	12,735
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	3,224	26,114
SunCoke Energy, Inc. (Metals & Mining)	2,525	12,448
Surmodics, Inc.* (Health Care Equipment & Supplies)	150	6,825
Sykes Enterprises, Inc.* (IT Services)	1,207	46,579
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	712	6,024
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	1,850	28,546
Team, Inc.* (Commercial Services & Supplies)	935	9,238
Tennant Co. (Machinery)	305	20,664
The Andersons, Inc. (Food & Staples Retailing)	935	21,505
The Buckle, Inc. (Specialty Retail)	517	20,328
The Cato Corp.—Class A (Specialty Retail)	600	6,822
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	833	37,460
The Children's Place, Inc.* (Specialty Retail)	445	32,694
The E.W. Scripps Co.—Class A (Media)	1,741	25,784
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	3,700	33,078
The Greenbrier Cos., Inc. (Machinery)	1,004	36,325
The Marcus Corp. (Entertainment)	706	12,426
The Michaels Cos., Inc.* (Specialty Retail)	2,253	34,922
The ODP Corp.* (Specialty Retail)	1,607	68,603
The Simply Good Foods Co.* (Food Products)	1,415	40,383
Third Point Reinsurance, Ltd.* (Insurance)	2,507	23,140
TimkenSteel Corp.* (Metals & Mining)	1,155	5,810
Titan International, Inc. (Machinery)	841	5,803
Tivity Health, Inc.* (Health Care Providers & Services)	390	8,795
Tompkins Financial Corp. (Banks)	368	24,608
Tredegar Corp. (Chemicals)	785	11,453
Trinseo SA (Chemicals)	1,170	59,472
Triumph Group, Inc. (Aerospace & Defense)	1,034	11,198
TrueBlue, Inc.* (Professional Services)	1,082	20,114
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,942	18,299
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,029	40,619
U.S. Concrete, Inc.* (Construction Materials)	484	21,436
U.S. Ecology, Inc.* (Commercial Services & Supplies)	583	19,239
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	177	21,300
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,256	18,364
UFP Industries, Inc. (Building Products)	915	49,355
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	457	10,945
UniFirst Corp. (Commercial Services & Supplies)	223	47,454
Unisys Corp.* (IT Services)	1,079	25,777
United Community Banks, Inc. (Banks)	2,644	78,871
United Fire Group, Inc. (Insurance)	656	18,066
United Insurance Holdings Corp. (Insurance)	629	3,195
United Natural Foods, Inc.* (Food & Staples Retailing)	803	21,745
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,560	31,514
Universal Corp. (Tobacco)	749	34,357
Universal Electronics, Inc.* (Household Durables)	245	13,289
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	211	12,592
Universal Insurance Holdings, Inc. (Insurance)	869	11,636
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	915	12,654
USANA Health Sciences, Inc.* (Personal Products)	132	10,924
Vanda Pharmaceuticals, Inc.* (Biotechnology)	820	11,759
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,195	23,135
Vector Group, Ltd. (Tobacco)	1,941	22,787
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	679	12,534
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	673	5,687
Veritex Holdings, Inc. (Banks)	1,518	38,800
Veritiv Corp.* (Trading Companies & Distributors)	380	6,962
Viad Corp. (Commercial Services & Supplies)	366	12,627
Wabash National Corp. (Machinery)	1,616	25,775
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	1,907	48,228
Warrior Met Coal, Inc. (Metals & Mining)	1,560	35,911
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,513	55,135
Watts Water Technologies, Inc.—Class A (Machinery)	295	35,421
Westamerica Bancorp (Banks)	442	24,672
Whitestone REIT (Equity Real Estate Investment Trusts)	1,214	9,469
Winnebago Industries, Inc. (Automobiles)	503	34,737
WisdomTree Investments, Inc. (Capital Markets)	1,973	10,526
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,553	44,478
World Acceptance Corp.* (Consumer Finance)	38	5,450
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,471	50,225
Xperi Holding Corp. (Software)	1,193	22,977
Zumiez, Inc.* (Specialty Retail)	281	12,105
TOTAL COMMON STOCKS (Cost $11,731,893)		13,849,962

See accompanying notes to the financial statements.

128 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(b) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $99,000	$99,000	$99,000
TOTAL REPURCHASE AGREEMENTS (Cost $99,000)		99,000

Collateral for Securities Loaned(c) (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(d)	86,057	$86,057
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(d)	674	674
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $86,731)		86,731
TOTAL INVESTMENT SECURITIES (Cost $11,917,624)—101.2%		14,035,693
Net other assets (liabilities)—(1.2)%		(168,249)
NET ASSETS—100.0%		$13,867,444

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $87,782.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

Small-Cap Value ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$196,322	1.4%
Air Freight & Logistics	105,490	0.8%
Airlines	127,765	0.9%
Auto Components	160,705	1.2%
Automobiles	34,737	0.3%
Banks	2,097,634	15.2%
Beverages	32,884	0.2%
Biotechnology	107,881	0.8%
Building Products	259,161	1.9%
Capital Markets	97,979	0.7%
Chemicals	326,266	2.4%
Commercial Services & Supplies	344,946	2.5%
Communications Equipment	142,007	1.0%
Construction & Engineering	109,644	0.8%
Construction Materials	21,436	0.2%
Consumer Finance	65,565	0.5%
Containers & Packaging	13,373	0.1%
Distributors	42,018	0.3%
Diversified Consumer Services	24,289	0.2%
Diversified Telecommunication Services	123,909	0.9%
Electrical Equipment	60,751	0.4%
Electronic Equipment, Instruments & Components	613,240	4.4%
Energy Equipment & Services	376,740	2.7%
Entertainment	12,426	0.1%
Equity Real Estate Investment Trusts	1,303,979	9.4%
Food & Staples Retailing	128,032	0.9%
Food Products	172,468	1.2%
Gas Utilities	140,698	1.0%
Health Care Equipment & Supplies	343,820	2.5%
Health Care Providers & Services	331,999	2.4%
Health Care Technology	35,068	0.3%
Hotels, Restaurants & Leisure	275,592	2.0%
Household Durables	152,777	1.1%
Household Products	22,920	0.2%
Industrial Conglomerates	20,524	0.1%
Insurance	461,049	3.3%
Internet & Direct Marketing Retail	5,348	NM
IT Services	161,786	1.2%
Leisure Products	46,371	0.3%
Machinery	690,081	5.0%
Media	139,171	1.0%
Metals & Mining	285,479	2.1%
Mortgage Real Estate Investment Trusts	253,397	1.8%
Multiline Retail	142,414	1.0%
Multi-Utilities	78,633	0.6%
Oil, Gas & Consumable Fuels	324,826	2.3%
Paper & Forest Products	172,747	1.2%
Personal Products	42,103	0.3%
Pharmaceuticals	114,310	0.8%
Professional Services	113,143	0.8%
Real Estate Management & Development	76,006	0.6%
Road & Rail	50,188	0.4%
Semiconductors & Semiconductor Equipment	149,344	1.1%
Software	65,223	0.5%
Specialty Retail	1,177,939	8.5%
Technology Hardware, Storage & Peripherals	88,494	0.6%
Textiles, Apparel & Luxury Goods	227,484	1.6%
Thrifts & Mortgage Finance	242,393	1.7%
Tobacco	57,144	0.4%
Trading Companies & Distributors	158,890	1.1%
Water Utilities	74,248	0.5%
Wireless Telecommunication Services	26,706	0.2%
Other**	17,482	0.1%
Total	$13,867,444	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 129

Common Stocks (75.0%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	567	$21,767
Adobe, Inc.* (Software)	2,322	1,065,263
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,821	498,510
Akamai Technologies, Inc.* (IT Services)	789	87,603
Alphabet, Inc.*—Class A (Interactive Media & Services)	1,454	2,656,981
Alphabet, Inc.*—Class C (Interactive Media & Services)	1,405	2,579,215
Alteryx, Inc.* (Software)	261	32,899
Amdocs, Ltd. (IT Services)	643	45,409
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,789	263,573
Anaplan, Inc.* (Software)	687	45,823
Angi Homeservices, Inc.* (Interactive Media & Services)	378	5,284
ANSYS, Inc.* (Software)	416	147,418
Apple, Inc. (Technology Hardware, Storage & Peripherals)	77,397	10,213,309
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,423	427,616
Arista Networks, Inc.* (Communications Equipment)	263	80,888
Aspen Technology, Inc.* (Software)	328	43,919
Autodesk, Inc.* (Software)	1,063	294,908
Avalara, Inc.* (Software)	409	61,350
Bill.com Holdings, Inc.* (Software)	286	34,858
Blackbaud, Inc. (Software)	241	16,024
Booz Allen Hamilton Holding Corp. (IT Services)	668	56,894
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,959	882,530
CACI International, Inc.*—Class A (IT Services)	122	29,429
Cadence Design Systems, Inc.* (Software)	1,351	176,157
Cargurus, Inc.* (Interactive Media & Services)	420	12,285
CDK Global, Inc. (Software)	590	29,441
CDW Corp. (Electronic Equipment, Instruments & Components)	692	91,109
Ceridian HCM Holding, Inc.* (Software)	629	58,440
Cerner Corp. (Health Care Technology)	1,484	118,883
Chewy, Inc.*—Class A (Internet & Direct Marketing Retail)	365	37,164
Ciena Corp.* (Communications Equipment)	748	39,936
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	282	26,421
Cisco Systems, Inc. (Communications Equipment)	20,452	911,750
Citrix Systems, Inc. (Software)	596	79,453
Cloudflare, Inc.*—Class A (Software)	849	65,084
Cognizant Technology Solutions Corp.—Class A (IT Services)	2,588	201,735
Coupa Software, Inc.* (Software)	333	103,187
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	533	53,876
Crowdstrike Holdings, Inc.*—Class A (Software)	912	196,810
Datadog, Inc.*—Class A (Software)	936	96,174
Dell Technologies, Inc.*—Class C (Technology Hardware, Storage & Peripherals)	1,136	82,803
DocuSign, Inc.* (Software)	903	210,300
DoorDash, Inc.*—Class A (Internet & Direct Marketing Retail)	167	32,276
Dropbox, Inc.* (Software)	1,423	32,202
DXC Technology Co. (IT Services)	1,232	34,742
Dynatrace, Inc.* (Software)	887	36,819
eBay, Inc. (Internet & Direct Marketing Retail)	3,170	179,136
EchoStar Corp.*—Class A (Communications Equipment)	245	5,130
Elastic NV* (Software)	294	44,676
Enphase Energy, Inc.* (Electrical Equipment)	613	111,781
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	654	64,347
EPAM Systems, Inc.* (IT Services)	271	93,341
Etsy, Inc.* (Internet & Direct Marketing Retail)	612	121,843
F5 Networks, Inc.* (Communications Equipment)	298	58,393
Facebook, Inc.*—Class A (Interactive Media & Services)	11,637	3,006,186
Fair Isaac Corp.* (Software)	141	63,466
Fastly, Inc.*—Class A (IT Services)	406	44,396
FireEye, Inc.* (Software)	1,104	23,184
Five9, Inc.* (Software)	320	53,200
Fortinet, Inc.* (Software)	652	94,377
Garmin, Ltd. (Household Durables)	723	83,044
Gartner, Inc.* (IT Services)	433	65,777
GoDaddy, Inc.*—Class A (IT Services)	813	63,886
Grubhub, Inc.* (Internet & Direct Marketing Retail)	450	33,872
Guidewire Software, Inc.* (Software)	405	46,470
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	6,230	76,878
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,649	161,837
HubSpot, Inc.* (Software)	210	78,162
IAC/InterActive Corp.* (Interactive Media & Services)	385	80,831
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	253	42,658
Intel Corp. (Semiconductors & Semiconductor Equipment)	19,840	1,101,317
International Business Machines Corp. (IT Services)	4,313	513,720
Intuit, Inc. (Software)	1,271	459,123
j2 Global, Inc.* (Software)	209	21,452
Juniper Networks, Inc. (Communications Equipment)	1,598	39,023
KBR, Inc. (IT Services)	691	20,074
KLA Corp. (Semiconductors & Semiconductor Equipment)	748	209,492
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	696	336,829
Leidos Holdings, Inc. (IT Services)	646	68,515
Liberty Global PLC*—Class A (Media)	686	16,560
Liberty Global PLC*—Class C (Media)	1,752	42,328
Lumen Technologies, Inc. (Diversified Telecommunication Services)	4,780	59,176
Lumentum Holdings, Inc.* (Communications Equipment)	365	34,237
Manhattan Associates, Inc.* (Software)	306	34,648

See accompanying notes to the financial statements.

130 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,247	$167,091
Match Group, Inc.* (Interactive Media & Services)	1,260	176,224
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,294	113,497
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,261	171,635
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,390	421,875
Microsoft Corp. (Software)	36,596	8,488,807
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	267	42,205
MongoDB, Inc.* (IT Services)	245	90,554
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	207	73,545
Motorola Solutions, Inc. (Communications Equipment)	821	137,559
nCino, Inc.* (Software)	71	5,091
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,082	71,888
New Relic, Inc.* (Software)	254	19,096
NortonLifelock, Inc. (Software)	2,866	60,387
Nuance Communications, Inc.* (Software)	1,371	62,435
Nutanix, Inc.* (Software)	921	28,109
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,996	1,556,691
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,355	217,437
Okta, Inc.* (IT Services)	587	152,039
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,991	68,670
Oracle Corp. (Software)	9,184	554,989
Palo Alto Networks, Inc.* (Communications Equipment)	460	161,345
Paycom Software, Inc.* (Software)	236	89,619
Paylocity Holding Corp.* (Software)	182	34,118
Pegasystems, Inc. (Software)	191	24,343
Perspecta, Inc. (IT Services)	664	19,223
Pluralsight, Inc.*—Class A (Software)	486	10,109
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	289	23,279
Proofpoint, Inc.* (Software)	281	36,271
PTC, Inc.* (Software)	508	67,518
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	1,169	27,039
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	552	94,326
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,475	855,633
RealPage, Inc.* (Software)	429	37,139
RingCentral, Inc.*—Class A (Software)	384	143,201
Salesforce.com, Inc.* (Software)	4,430	999,231
Science Applications International Corp. (IT Services)	282	27,080
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,083	71,608
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	315	22,349
ServiceNow, Inc.* (Software)	944	512,743
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	213	27,939
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	804	136,077
Slack Technologies, Inc.*—Class A (Software)	2,375	100,154
Smartsheet, Inc.* (Software)	551	38,427
Snap, Inc.* (Interactive Media & Services)	4,424	234,207
Snowflake, Inc.*—Class A (IT Services)	157	42,775
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	249	71,794
SolarWinds Corp.* (Software)	349	5,867
Splunk, Inc.* (Software)	776	128,063
SS&C Technologies Holdings, Inc. (Software)	1,078	67,785
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	199	16,242
Synopsys, Inc.* (Software)	739	188,778
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	804	91,238
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,444	736,326
Trade Desk, Inc. (The)* (Software)	203	155,496
Twilio, Inc.* (IT Services)	679	244,052
Twitter, Inc.* (Interactive Media & Services)	3,850	194,541
Tyler Technologies, Inc.* (Software)	194	82,021
Ubiquiti, Inc. (Communications Equipment)	37	11,396
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	208	48,011
Veeva Systems, Inc.*—Class A (Health Care Technology)	657	181,621
Verint Systems, Inc.* (Software)	318	23,478
VeriSign, Inc.* (IT Services)	485	94,124
Viavi Solutions, Inc.* (Communications Equipment)	1,109	17,134
VMware, Inc.*—Class A (Software)	395	54,451
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,473	83,121
Workday, Inc.*—Class A (Software)	871	198,179
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	808	16,992
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,187	154,987
Zendesk, Inc.* (Software)	565	81,496
Zillow Group, Inc.*—Class A (Interactive Media & Services)	176	24,415
Zillow Group, Inc.*—Class C (Interactive Media & Services)	714	93,148
Zoom Video Communications, Inc.*—Class A (Software)	987	367,233
Zscaler, Inc.* (Software)	356	71,093
TOTAL COMMON STOCKS (Cost $14,944,662)		49,990,541

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 131

Repurchase Agreements(a)(b) (28.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $19,082,018	$19,082,000	$19,082,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,082,000)		19,082,000
TOTAL INVESTMENT SECURITIES (Cost $34,026,662)—103.6%		69,072,541
Net other assets (liabilities)—(3.6)%		(2,404,560)
NET ASSETS—100.0%		$66,667,981

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $11,068,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	2/23/21	0.59%	$27,227,811	$(1,118,699)
Dow Jones U.S. Technology Index	UBS AG	2/23/21	0.69%	22,893,819	(1,013,984)
				$50,121,630	$(2,132,683)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Communications Equipment	$1,496,791	2.2%
Diversified Telecommunication Services	59,176	0.1%
Electrical Equipment	111,781	0.2%
Electronic Equipment, Instruments & Components	107,351	0.2%
Health Care Technology	300,504	0.4%
Household Durables	83,044	0.1%
Interactive Media & Services	9,063,316	13.6%
Internet & Direct Marketing Retail	404,292	0.6%
IT Services	1,995,368	3.0%
Media	58,888	0.1%
Semiconductors & Semiconductor Equipment	9,001,775	13.5%
Software	16,502,780	24.8%
Technology Hardware, Storage & Peripherals	10,805,475	16.2%
Other**	16,677,440	25.0%
Total	$66,667,981	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

132 :: Telecommunications UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (79.4%)

	Shares	Value
Acacia Communications, Inc.* (Communications Equipment)	93	$10,639
ADTRAN, Inc. (Communications Equipment)	115	1,978
Anterix, Inc.* (Diversified Telecommunication Services)	28	1,016
Applied Optoelectronics, Inc.* (Communications Equipment)	50	551
Arista Networks, Inc.* (Communications Equipment)	124	38,136
AT&T, Inc. (Diversified Telecommunication Services)	5,458	156,262
ATN International, Inc. (Diversified Telecommunication Services)	27	1,166
CalAmp Corp.* (Communications Equipment)	85	851
Ciena Corp.* (Communications Equipment)	374	19,968
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	123	1,875
Cisco Systems, Inc. (Communications Equipment)	768	34,237
CommScope Holding Co., Inc.* (Communications Equipment)	480	7,051
Comtech Telecommunications Corp. (Communications Equipment)	60	1,280
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	173	1,056
EchoStar Corp.*—Class A (Communications Equipment)	122	2,555
Extreme Networks, Inc.* (Communications Equipment)	295	2,387
F5 Networks, Inc.* (Communications Equipment)	150	29,393
Garmin, Ltd. (Household Durables)	288	33,080
Globalstar, Inc.* (Diversified Telecommunication Services)	1,499	1,574
Harmonic, Inc.* (Communications Equipment)	235	1,824
Inseego Corp.* (Communications Equipment)	154	2,827
Iridium Communications, Inc.* (Diversified Telecommunication Services)	285	14,042
Juniper Networks, Inc. (Communications Equipment)	799	19,512
Liberty Global PLC*—Class A (Media)	341	8,232
Liberty Global PLC*—Class C (Media)	877	21,187
Liberty Latin America, Ltd.*—Class A (Media)	117	1,181
Liberty Latin America, Ltd.*—Class C (Media)	367	3,630
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,391	29,601
Lumentum Holdings, Inc.* (Communications Equipment)	184	17,259
Motorola Solutions, Inc. (Communications Equipment)	199	33,342
NETGEAR, Inc.* (Communications Equipment)	73	3,021
NetScout Systems, Inc.* (Communications Equipment)	178	$5,204
ORBCOMM, Inc.* (Diversified Telecommunication Services)	189	1,416
Plantronics, Inc. (Communications Equipment)	91	2,887
Ribbon Communications, Inc.* (Communications Equipment)	283	2,069
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	122	4,742
Spok Holdings, Inc. (Wireless Telecommunication Services)	41	456
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	241	4,519
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	262	33,033
U.S. Cellular Corp.* (Wireless Telecommunication Services)	36	1,122
Ubiquiti, Inc. (Communications Equipment)	18	5,544
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,794	152,971
ViaSat, Inc.* (Communications Equipment)	155	6,749
Viavi Solutions, Inc.* (Communications Equipment)	554	8,559
Vonage Holdings Corp.* (Diversified Telecommunication Services)	564	7,039
TOTAL COMMON STOCKS (Cost $530,890)		737,023

Repurchase Agreements(a)(b) (21.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $201,000	$201,000	$201,000
TOTAL REPURCHASE AGREEMENTS (Cost $201,000)		201,000
TOTAL INVESTMENT SECURITIES (Cost $731,890)—101.0%		938,023
Net other assets (liabilities)—(1.0)%		(9,329)
NET ASSETS—100.0%		$928,694

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $139,000.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Telecommunications UltraSector ProFund :: 133

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	2/23/21	0.59%	$421,733	$(16,020)
Dow Jones U.S. Select Telecommunications Index	UBS AG	2/23/21	0.44%	232,114	(8,466)
				$653,847	$(24,486)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Telecommunications UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Communications Equipment	$257,824	27.8%
Diversified Telecommunication Services	368,017	39.7%
Household Durables	33,080	3.5%
Media	34,230	3.7%
Wireless Telecommunication Services	43,872	4.7%
Other**	191,671	20.6%
Total	$928,694	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

134 :: UltraBear ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (118.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $10,891,010	$10,891,000	$10,891,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,891,000)		10,891,000
TOTAL INVESTMENT SECURITIES (Cost $10,891,000)—118.8%		10,891,000
Net other assets (liabilities)—(18.8)%		(1,720,961)
NET ASSETS—100.0%		$9,170,039

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $3,348,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	3/22/21	$(1,296,820)	$(14,364)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	3/1/21	(0.44)%	$(9,912,053)	$120,068
S&P 500	UBS AG	3/1/21	(0.24)%	(7,086,770)	96,050
				$(16,998,823)	$216,118

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 135

Common Stocks (64.4%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.5%	3,495	$431,948
AbbVie, Inc. (Biotechnology)	0.4%	3,482	356,835
Accenture PLC—Class A (IT Services)	0.3%	1,249	302,158
Adobe, Inc.* (Software)*	0.5%	946	433,995
Alphabet, Inc.—Class A* (Interactive Media & Services)*	1.1%	593	1,083,624
Alphabet, Inc.—Class C* (Interactive Media & Services)*	1.1%	572	1,050,043
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	2.8%	841	2,696,413
Amgen, Inc. (Biotechnology)	0.3%	1,148	277,162
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.3%	31,518	4,159,115
AT&T, Inc. (Diversified Telecommunication Services)	0.4%	14,054	402,366
Bank of America Corp. (Banks)	0.5%	15,013	445,135
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)*	0.9%	3,838	874,565
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	798	359,499
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.3%	3,796	323,420
Cisco Systems, Inc. (Communications Equipment)	0.4%	8,333	371,485
Comcast Corp.—Class A (Media)	0.5%	9,005	446,379
Costco Wholesale Corp. (Food & Staples Retailing)	0.3%	870	306,614
Danaher Corp. (Health Care Equipment & Supplies)	0.3%	1,247	296,586
Eli Lilly & Co. (Pharmaceuticals)	0.3%	1,566	325,681
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.4%	8,339	373,922
Facebook, Inc.—Class A* (Interactive Media & Services)*	1.3%	4,741	1,224,743
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.5%	8,082	448,632
Johnson & Johnson (Pharmaceuticals)	0.9%	5,192	846,971
JPMorgan Chase & Co. (Banks)	0.8%	6,012	773,564
Mastercard, Inc.—Class A (IT Services)	0.6%	1,735	548,763
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.3%	1,469	305,318
Medtronic PLC (Health Care Equipment & Supplies)	0.3%	2,655	295,581
Merck & Co., Inc. (Pharmaceuticals)	0.4%	4,990	384,579
Microsoft Corp. (Software)	3.6%	14,910	3,458,523
Netflix, Inc.* (Entertainment)*	0.5%	871	463,712
NextEra Energy, Inc. (Electric Utilities)	0.3%	3,864	312,483
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	0.3%	2,475	330,636
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.7%	1,221	634,420
PayPal Holdings, Inc.* (IT Services)*	0.6%	2,311	541,490
PepsiCo, Inc. (Beverages)	0.4%	2,725	372,154
Pfizer, Inc. (Pharmaceuticals)	0.4%	10,962	393,536
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	2,230	348,504
Salesforce.com, Inc.* (Software)*	0.4%	1,805	407,135
Tesla, Inc.* (Automobiles)*	1.2%	1,496	1,187,121
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	1,810	299,899
The Coca-Cola Co. (Beverages)	0.4%	7,628	367,288
The Home Depot, Inc. (Specialty Retail)	0.6%	2,123	574,951
The Procter & Gamble Co. (Household Products)	0.7%	4,890	626,946
The Walt Disney Co.* (Entertainment)*	0.6%	3,571	600,535
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.4%	782	398,585
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.7%	1,871	624,127
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	8,161	446,815
Visa, Inc.—Class A (IT Services)	0.7%	3,344	646,228
Walmart, Inc. (Food & Staples Retailing)	0.4%	2,734	384,099
Other Common Stocks(a)	29.5%	362,477	28,250,254
TOTAL COMMON STOCKS (Cost $21,140,681)			61,814,537

See accompanying notes to the financial statements.

136 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(b)(c) (36.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $35,109,033	$35,109,000	$35,109,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,109,000)		35,109,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	134,431	$134,431
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	1,053	1,053
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $135,484)		135,484
TOTAL INVESTMENT SECURITIES (Cost $56,385,165)—101.1%		97,059,021
Net other assets (liabilities)—(1.1)%		(1,098,549)
NET ASSETS—100.0%		$95,960,472

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $130,001.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $17,332,000.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	1	3/22/21	$185,260	$2,048

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	3/1/21	0.64%	$59,071,167	$(568,378)
SPDR S&P 500 ETF	Goldman Sachs International	3/1/21	0.54%	21,002,470	(246,933)
				$80,073,637	$(815,311)
S&P 500	UBS AG	3/1/21	0.59%	$29,008,214	$(294,550)
SPDR S&P 500 ETF	UBS AG	3/1/21	0.19%	21,339,159	(250,472)
				$50,347,373	$(545,022)
				$130,421,010	$(1,360,333)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 137

UltraBull ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$922,653	1.0%
Air Freight & Logistics	383,557	0.4%
Airlines	154,578	0.2%
Auto Components	91,448	0.1%
Automobiles	1,394,154	1.5%
Banks	2,395,705	2.5%
Beverages	917,602	1.0%
Biotechnology	1,202,781	1.3%
Building Products	286,591	0.3%
Capital Markets	1,681,031	1.8%
Chemicals	1,112,774	1.2%
Commercial Services & Supplies	238,685	0.2%
Communications Equipment	499,939	0.5%
Construction & Engineering	45,154	NM
Construction Materials	74,277	0.1%
Consumer Finance	330,050	0.3%
Containers & Packaging	214,033	0.2%
Distributors	74,106	0.1%
Diversified Financial Services	874,565	0.9%
Diversified Telecommunication Services	873,285	0.9%
Electric Utilities	1,076,833	1.1%
Electrical Equipment	339,804	0.4%
Electronic Equipment, Instruments & Components	408,148	0.4%
Energy Equipment & Services	137,265	0.1%
Entertainment	1,349,082	1.4%
Equity Real Estate Investment Trusts	1,479,172	1.5%
Food & Staples Retailing	886,467	0.9%
Food Products	603,438	0.6%
Gas Utilities	22,072	NM
Health Care Equipment & Supplies	2,386,461	2.5%
Health Care Providers & Services	1,612,404	1.7%
Health Care Technology	48,467	0.1%
Hotels, Restaurants & Leisure	985,254	1.0%
Household Durables	251,590	0.3%
Household Products	940,932	1.0%
Independent Power and Renewable Electricity Producers	51,959	0.1%
Industrial Conglomerates	736,133	0.8%
Insurance	1,112,267	1.2%
Interactive Media & Services	3,437,692	3.6%
Internet & Direct Marketing Retail	3,009,748	3.1%
IT Services	3,147,691	3.3%
Leisure Products	23,549	NM
Life Sciences Tools & Services	804,862	0.8%
Machinery	1,031,497	1.1%
Media	817,352	0.9%
Metals & Mining	200,498	0.2%
Multiline Retail	320,163	0.3%
Multi-Utilities	499,461	0.5%
Oil, Gas & Consumable Fuels	1,353,858	1.4%
Personal Products	105,783	0.1%
Pharmaceuticals	2,458,390	2.6%
Professional Services	196,321	0.2%
Real Estate Management & Development	40,369	NM
Road & Rail	606,876	0.6%
Semiconductors & Semiconductor Equipment	3,280,464	3.4%
Software	5,417,001	5.5%
Specialty Retail	1,356,433	1.4%
Technology Hardware, Storage & Peripherals	4,355,607	4.5%
Textiles, Apparel & Luxury Goods	440,735	0.5%
Tobacco	395,163	0.4%
Trading Companies & Distributors	118,546	0.1%
Water Utilities	56,770	0.1%
Wireless Telecommunication Services	144,992	0.2%
Other**	34,145,935	35.6%
Total	$95,960,472	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

138 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (82.1%)

	Shares	Value
21Vianet Group, Inc.*ADR (IT Services)	2,965	$111,869
360 DigiTech, Inc.*ADR (Consumer Finance)	2,110	36,714
Agora, Inc.*ADR (Software)	522	29,488
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	15,092	3,830,803
Autohome, Inc.ADR (Interactive Media & Services)	1,945	214,397
Baidu, Inc.*ADR (Interactive Media & Services)	5,909	1,388,734
Baozun, Inc.*ADR (Internet & Direct Marketing Retail)	1,610	65,994
Beigene, Ltd.*ADR (Biotechnology)	1,241	397,120
BEST, Inc.*ADR (Air Freight & Logistics)	6,629	14,650
Bilibili, Inc.*ADR (Entertainment)	5,454	621,156
China Life Insurance Co., Ltd.ADR (Insurance)	57,099	607,533
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	10,339	490,275
China Southern Airlines Co., Ltd.*ADR (Airlines)	1,127	31,331
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	1,787	157,363
DouYu International Holdings, Ltd.*ADR (Entertainment)	3,602	47,294
GDS Holdings, Ltd.*ADR (IT Services)	4,130	427,704
GSX Techedu, Inc.*ADR(a) (Diversified Consumer Services)	3,560	373,836
Huami Corp.*ADR (Electronic Equipment, Instruments & Components)	509	6,978
Huazhu Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	4,726	229,211
HUYA, Inc.*ADR(a) (Entertainment)	2,369	61,333
iClick Interactive Asia Group, Ltd.*ADR (Media)	2,008	28,453
iQIYI, Inc.*ADR (Entertainment)	10,193	222,717
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	22,931	2,033,751
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	1,316	81,579
JOYY, Inc.ADR (Interactive Media & Services)	1,733	159,505
KE Holdings, Inc.*ADR (Real Estate Management & Development)	5,416	320,086
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	1,105	55,548
Lexinfintech Holdings, Ltd.*ADR (Consumer Finance)	3,090	24,009
Momo, Inc.ADR (Interactive Media & Services)	6,476	98,953
NetEase, Inc.ADR (Entertainment)	9,863	1,134,147
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	4,126	691,105
NIO, Inc.*ADR (Automobiles)	35,836	2,042,652
Niu Technologies*ADR (Automobiles)	877	38,351
OneConnect Financial Technology Co., Ltd.*ADR (Software)	1,396	28,646
PetroChina Co., Ltd.ADR(a) (Oil, Gas & Consumable Fuels)	7,290	221,762
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	9,199	1,524,366
Qutoutiao, Inc.*ADR(a) (Interactive Media & Services)	3,722	11,389
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	1,055	23,126
Sohu.com, Ltd.*ADR (Interactive Media & Services)	987	17,717
So-Young International, Inc.*ADR (Interactive Media & Services)	727	8,484
TAL Education Group*ADR (Diversified Consumer Services)	12,187	936,936
Tencent Music Entertainment Group*ADR (Entertainment)	13,132	349,311
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	14,333	456,219
Up Fintech Holding, Ltd.*ADR(a) (Capital Markets)	1,670	26,353
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	14,566	399,400
Weibo Corp.*ADR (Interactive Media & Services)	1,488	67,823
Zai Lab, Ltd.*ADR (Biotechnology)	1,992	318,859
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	22,085	730,572
TOTAL COMMON STOCKS (Cost $11,928,106)		21,195,602

Repurchase Agreements(b)(c) (15.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $4,028,004	$4,028,000	$4,028,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,028,000)		4,028,000

Collateral for Securities Loaned(d) (2.8%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	712,645	$712,645
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	5,581	5,581
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $718,226)		718,226
TOTAL INVESTMENT SECURITIES (Cost $16,674,332)—100.5%		25,941,828
Net other assets (liabilities)—(0.5)%		(139,461)
NET ASSETS—100.0%		$25,802,367

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $575,343.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $658,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: UltraChina ProFund :: 139

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	3/1/21	0.54%	$12,364,370	$(339,405)
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	3/1/21	0.34%	18,184,457	(468,441)
				$30,548,827	$(807,846)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Air Freight & Logistics	$745,222	2.9%
Airlines	31,331	0.1%
Automobiles	2,081,003	8.1%
Biotechnology	715,980	2.8%
Capital Markets	26,353	0.1%
Chemicals	23,126	0.1%
Consumer Finance	60,723	0.2%
Diversified Consumer Services	2,001,877	7.8%
Electronic Equipment, Instruments & Components	6,978	NM
Entertainment	2,435,958	9.4%
Hotels, Restaurants & Leisure	229,211	0.9%
Insurance	607,533	2.4%
Interactive Media & Services	1,967,002	7.6%
Internet & Direct Marketing Retail	8,310,532	32.2%
IT Services	595,121	2.3%
Media	28,453	0.1%
Oil, Gas & Consumable Fuels	712,037	2.8%
Real Estate Management & Development	320,086	1.2%
Semiconductors & Semiconductor Equipment	238,942	0.9%
Software	58,134	0.2%
Other**	4,606,765	17.9%
Total	$25,802,367	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2021:

	Value	% of Net Assets
China	$21,195,602	82.1%
Other**	4,606,765	17.9%
Total	$25,802,367	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

140 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (62.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	3,848	$675,940
American Express Co. (Consumer Finance)	3,848	447,368
Amgen, Inc. (Biotechnology)	3,848	929,023
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,848	507,782
Caterpillar, Inc. (Machinery)	3,848	703,568
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,848	327,850
Cisco Systems, Inc. (Communications Equipment)	3,848	171,544
Dow, Inc. (Chemicals)	3,848	199,711
Honeywell International, Inc. (Industrial Conglomerates)	3,848	751,784
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,848	213,602
International Business Machines Corp. (IT Services)	3,848	458,335
Johnson & Johnson (Pharmaceuticals)	3,848	627,725
JPMorgan Chase & Co. (Banks)	3,848	495,122
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,848	799,768
Merck & Co., Inc. (Pharmaceuticals)	3,848	296,565
Microsoft Corp. (Software)	3,848	892,583
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	3,848	514,054
Salesforce.com, Inc.* (Software)	3,848	867,955
The Boeing Co. (Aerospace & Defense)	3,848	747,243
The Coca-Cola Co. (Beverages)	3,848	185,281
The Goldman Sachs Group, Inc. (Capital Markets)	3,848	1,043,463
The Home Depot, Inc. (Specialty Retail)	3,848	1,042,116
The Procter & Gamble Co. (Household Products)	3,848	493,352
The Travelers Cos., Inc. (Insurance)	3,848	524,482
The Walt Disney Co.* (Entertainment)	3,848	647,118
UnitedHealth Group, Inc. (Health Care Providers & Services)	3,848	1,283,615
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,848	210,678
Visa, Inc.—Class A (IT Services)	3,848	743,626
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	3,848	193,362
Walmart, Inc. (Food & Staples Retailing)	3,848	540,606
TOTAL COMMON STOCKS (Cost $6,826,458)		17,535,221

Repurchase Agreements(a)(b) (36.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $10,124,010	$10,124,000	$10,124,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,124,000)		10,124,000
TOTAL INVESTMENT SECURITIES (Cost $16,950,458)—98.2%		27,659,221
Net other assets (liabilities)—1.8%		501,497
NET ASSETS—100.0%		$28,160,718

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $5,018,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	17	3/22/21	$2,539,715	$(40,306)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	3/1/21	0.59%	$10,265,740	$(102,724)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	3/1/21	0.44%	5,751,619	(66,332)
				$16,017,359	$(169,056)
Dow Jones Industrial Average	UBS AG	3/1/21	0.59%	$14,630,949	$(159,303)
SPDR Dow Jones Industrial Average ETF	UBS AG	3/1/21	0.39%	5,553,941	(66,826)
				$20,184,890	$(226,129)
				$36,202,249	$(395,185)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 141

UltraDow 30 ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$747,243	2.6%
Banks	495,122	1.8%
Beverages	185,281	0.7%
Biotechnology	929,023	3.3%
Capital Markets	1,043,462	3.7%
Chemicals	199,711	0.7%
Communications Equipment	171,544	0.6%
Consumer Finance	447,369	1.6%
Diversified Telecommunication Services	210,678	0.7%
Entertainment	647,118	2.3%
Food & Staples Retailing	733,968	2.6%
Health Care Providers & Services	1,283,616	4.6%
Hotels, Restaurants & Leisure	799,768	2.8%
Household Products	493,352	1.7%
Industrial Conglomerates	1,427,724	5.0%
Insurance	524,482	1.9%
IT Services	1,201,961	4.3%
Machinery	703,568	2.5%
Oil, Gas & Consumable Fuels	327,850	1.2%
Pharmaceuticals	924,290	3.3%
Semiconductors & Semiconductor Equipment	213,603	0.8%
Software	1,760,537	6.2%
Specialty Retail	1,042,115	3.7%
Technology Hardware, Storage & Peripherals	507,782	1.8%
Textiles, Apparel & Luxury Goods	514,054	1.8%
Other**	10,625,497	37.8%
Total	$28,160,718	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

142 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (82.8%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	10,910	$2,769,285
Ambev S.A.ADR (Beverages)	36,857	102,831
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	9,976	131,783
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	3,489	81,852
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	14,156	94,279
Baidu, Inc.*ADR (Interactive Media & Services)	2,280	535,846
Banco Bradesco S.A.ADR (Banks)	37,103	168,448
Beigene, Ltd.*ADR (Biotechnology)	327	104,640
Bilibili, Inc.*ADR (Entertainment)	1,308	148,968
Cemex SAB de CV*ADR (Construction Materials)	12,663	72,559
China Life Insurance Co., Ltd.ADR (Insurance)	12,451	132,479
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	2,135	101,242
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	3,180	123,066
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	1,017	62,322
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,555	105,818
GDS Holdings, Ltd.*ADR (IT Services)	956	99,003
Gold Fields, Ltd.ADR (Metals & Mining)	7,390	68,949
GSX Techedu, Inc.*ADR(a) (Diversified Consumer Services)	840	88,208
HDFC Bank, Ltd.*ADR (Banks)	10,668	769,162
ICICI Bank, Ltd.*ADR (Banks)	21,360	322,536
Infosys Technologies, Ltd.ADR (IT Services)	30,658	517,507
iQIYI, Inc.*ADR (Entertainment)	2,640	57,684
Itau Unibanco Holding S.A.ADR (Banks)	40,542	211,629
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	7,509	665,973
KB Financial Group, Inc.ADR (Banks)	3,269	118,534
KE Holdings, Inc.*ADR (Real Estate Management & Development)	1,331	78,662
Natura & Co. Holding SAADR (Personal Products)	3,509	62,495
NetEase, Inc.ADR (Entertainment)	3,350	385,217
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	1,243	208,203
NIO, Inc.*ADR (Automobiles)	10,727	611,439
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	15,567	156,448
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	2,924	484,536
POSCOADR (Metals & Mining)	2,686	147,166
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	3,979	89,567
Shinhan Financial Group Co., Ltd.ADR (Banks)	4,321	119,562
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	5,752	85,532
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	2,978	71,948
Suzano Papel e Celulose S.A.*ADR (Paper & Forest Products)	5,921	67,085
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	27,563	3,349,455
TAL Education Group*ADR (Diversified Consumer Services)	3,343	257,010
Tencent Music Entertainment Group*ADR (Entertainment)	3,480	92,568
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	3,822	121,654
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	19,331	174,946
Vale S.A.ADR (Metals & Mining)	28,737	464,103
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	3,235	88,704
Wipro, Ltd.ADR (IT Services)	12,430	76,445
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	5,272	174,398
TOTAL COMMON STOCKS (Cost $7,740,688)		15,021,746

Preferred Stock (1.0%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	19,216	187,932
TOTAL PREFERRED STOCK (Cost $77,757)		187,932

Repurchase Agreements(b)(c) (13.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $2,503,002	$2,503,000	$2,503,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,503,000)		2,503,000

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	108,608	$108,608
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	850	850
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $109,458)		109,458
TOTAL INVESTMENT SECURITIES (Cost $10,430,903)—98.2%		17,822,136
Net other assets (liabilities)—1.8%		319,772
NET ASSETS—100.0%		$18,141,908

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $78,863.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $268,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 143

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	3/1/21	0.54%	$10,567,508	$(160,809)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	3/1/21	0.59%	10,532,581	(155,349)
				$21,100,089	$(316,158)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Air Freight & Logistics	$174,398	1.0%
Automobiles	611,439	3.4%
Banks	1,709,872	9.4%
Beverages	208,649	1.1%
Biotechnology	104,640	0.6%
Construction Materials	72,559	0.4%
Diversified Consumer Services	553,421	3.0%
Diversified Telecommunication Services	212,633	1.2%
Entertainment	684,437	3.8%
Insurance	132,479	0.7%
Interactive Media & Services	535,846	2.9%
Internet & Direct Marketing Retail	4,130,152	22.8%
IT Services	692,955	3.8%
Metals & Mining	847,601	4.7%
Oil, Gas & Consumable Fuels	445,622	2.5%
Paper & Forest Products	67,085	0.4%
Personal Products	62,495	0.3%
Pharmaceuticals	62,322	0.3%
Real Estate Management & Development	78,662	0.4%
Semiconductors & Semiconductor Equipment	3,618,680	20.0%
Wireless Telecommunication Services	203,731	1.1%
Other**	2,932,230	16.2%
Total	$18,141,908	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2021:

	Value	% of Net Assets
Brazil	$1,420,971	7.8%
China	7,205,719	39.8%
India	1,747,972	9.6%
Indonesia	89,567	0.5%
Mexico	310,160	1.7%
South Africa	236,333	1.3%
South Korea	457,210	2.5%
Taiwan	3,741,746	20.6%
Other**	2,932,230	16.2%
Total	$18,141,908	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

144 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (114.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $3,212,003	$3,212,000	$3,212,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,212,000)		3,212,000
TOTAL INVESTMENT SECURITIES (Cost $3,212,000)—114.9%		3,212,000
Net other assets (liabilities)—(14.9)%		(415,586)
NET ASSETS—100.0%		$2,796,414

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $228,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	3/1/21	0.39%	$2,564,053	$(50,649)
MSCI EAFE Index	UBS AG	3/1/21	0.89%	3,064,975	(31,501)
				$5,629,028	$(82,150)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 145

Repurchase Agreements(a) (93.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $15,276,014	$15,276,000	$15,276,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,276,000)		15,276,000
TOTAL INVESTMENT SECURITIES (Cost $15,276,000)—93.2%		15,276,000
Net other assets (liabilities)—6.8%		1,109,179
NET ASSETS—100.0%		$16,385,179

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	236	3/12/21	$32,786,300	$1,102,322

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	3/1/21	0.49%	$17,676	$(262)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

146 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (76.7%)

	Shares	Value
Ambev S.A.ADR (Beverages)	212,020	$591,536
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	45,347	599,034
Banco Bradesco S.A.ADR (Banks)	187,415	850,864
Banco de ChileADR(a) (Banks)	12,997	266,828
Banco Santander Brasil S.A.ADR(a) (Banks)	21,439	154,790
Banco Santander ChileADR (Banks)	8,890	179,489
Bancolombia S.A.ADR (Banks)	6,464	227,468
BRF S.A.*ADR (Food Products)	41,813	164,325
Cemex SAB de CV*ADR (Construction Materials)	86,562	496,000
Centrais Eletricas Brasileiras S.A. (Electrobras)ADR(a) (Electric Utilities)	20,636	106,688
Chemical & Mining Company of Chile, Inc.ADR (Chemicals)	6,884	350,671
Cia Brasileira de DistribuicaoADR (Food & Staples Retailing)	8,900	121,841
Cia Energetica de Minas GeraisADR(a) (Electric Utilities)	57,817	146,277
Cia Siderurgica Nacional SAADR (Metals & Mining)	36,497	201,098
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	3,002	130,707
Companhia de Minas Buenaventura S.A.*ADR (Metals & Mining)	12,889	131,210
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water Utilities)	19,541	145,580
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	14,106	160,526
Enel Americas S.A.ADR (Electric Utilities)	32,197	241,156
Enersis Chile S.A.ADR (Electric Utilities)	28,477	104,795
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	8,464	575,976
Gerdau S.A.ADR (Metals & Mining)	60,290	255,630
Grupo Aeroportuario del Pacifico S.A.B. de C.V.*ADR (Transportation Infrastructure)	2,263	225,825
Grupo Aeroportuario del Pacifico S.A.B. de C.V.*ADR (Transportation Infrastructure)	2,459	114,663
Grupo Aeroportuario del Surest S.A.B. de C.V.*ADR (Transportation Infrastructure)	1,141	178,806
Grupo Televisa SAB*ADR (Media)	28,936	217,309
Itau Unibanco Holding S.A.ADR (Banks)	204,772	1,068,911
Natura & Co. Holding SAADR (Personal Products)	23,982	427,119
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	78,625	790,181
Suzano Papel e Celulose S.A.*ADR(a) (Paper & Forest Products)	40,477	458,604
Telefonica Brasil SAADR (Diversified Telecommunication Services)	25,141	207,665
TIM SAADR (Wireless Telecommunication Services)	9,137	110,009
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	44,631	178,078
Vale S.A.ADR (Metals & Mining)	145,149	2,344,157
TOTAL COMMON STOCKS (Cost $8,137,632)		12,523,816

Preferred Stock (5.8%)

	Shares	Value
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	97,057	$949,217
TOTAL PREFERRED STOCK (Cost $316,522)		949,217

Repurchase Agreements(b)(c) (11.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $1,909,002	$1,909,000	$1,909,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,909,000)		1,909,000

Collateral for Securities Loaned(d) (5.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	867,434	$867,434
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	6,793	6,793
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $874,227)		874,227
TOTAL INVESTMENT SECURITIES (Cost $11,237,381)—99.6%		16,256,260
Net other assets (liabilities)—0.4%		57,700
NET ASSETS—100.0%		$16,313,960

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $822,707.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $488,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 147

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	3/1/21	0.54%	$7,841,865	$(181,927)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	3/1/21	0.59%	11,309,551	(220,460)
				$19,151,416	$(402,387)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Banks	$2,748,349	16.8%
Beverages	1,298,218	8.0%
Chemicals	350,671	2.2%
Construction Materials	496,000	3.0%
Diversified Telecommunication Services	207,665	1.3%
Electric Utilities	598,916	3.7%
Food & Staples Retailing	121,841	0.7%
Food Products	164,325	1.0%
Media	217,309	1.3%
Metals & Mining	2,932,095	18.0%
Oil, Gas & Consumable Fuels	2,078,003	12.7%
Paper & Forest Products	458,604	2.8%
Personal Products	427,119	2.6%
Transportation Infrastructure	519,294	3.2%
Water Utilities	145,581	0.9%
Wireless Telecommunication Services	709,043	4.3%
Other**	2,840,927	17.5%
Total	$16,313,960	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2021:

	Value	% of Net Assets
Brazil	$9,272,570	56.7%
Chile	1,142,939	7.0%
Colombia	387,994	2.4%
Mexico	2,538,320	15.6%
Peru	131,210	0.8%
Other**	2,840,927	17.5%
Total	$16,313,960	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

148 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (58.5%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,117	$56,610
ACI Worldwide, Inc.* (Software)	1,466	56,280
Acuity Brands, Inc. (Electrical Equipment)	463	55,671
Adient PLC* (Auto Components)	1,179	38,070
Adtalem Global Education, Inc.* (Diversified Consumer Services)	654	25,238
AECOM* (Construction & Engineering)	1,893	94,839
Affiliated Managers Group, Inc. (Capital Markets)	570	62,808
AGCO Corp. (Machinery)	771	85,504
Alleghany Corp. (Insurance)	180	102,033
ALLETE, Inc. (Electric Utilities)	653	41,035
Alliance Data Systems Corp. (IT Services)	599	40,522
Amedisys, Inc.* (Health Care Providers & Services)	412	118,372
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,728	71,124
American Eagle Outfitters, Inc. (Specialty Retail)	1,878	42,612
American Financial Group, Inc. (Insurance)	883	83,126
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	3,591	29,087
Apartment Income REIT Corp.* (Equity Real Estate Investment Trusts)	1,869	72,461
AptarGroup, Inc. (Containers & Packaging)	813	108,105
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	949	92,651
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,290	99,549
ASGN, Inc.* (Professional Services)	664	55,052
Ashland Global Holdings, Inc. (Chemicals)	685	54,793
Associated Banc-Corp. (Banks)	1,929	34,606
AutoNation, Inc.* (Specialty Retail)	739	52,676
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	601	27,225
Avient Corp. (Chemicals)	1,149	44,156
Avis Budget Group, Inc.* (Road & Rail)	648	26,788
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,241	43,820
Axon Enterprise, Inc.* (Aerospace & Defense)	798	131,000
BancorpSouth Bank (Banks)	1,211	33,484
Bank of Hawaii Corp. (Banks)	503	39,330
Bank OZK (Banks)	1,518	56,409
Belden, Inc. (Electronic Equipment, Instruments & Components)	560	26,454
Bio-Techne Corp. (Life Sciences Tools & Services)	485	157,581
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,724	72,529
Black Hills Corp. (Multi-Utilities)	788	46,587
Blackbaud, Inc. (Software)	622	41,357
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	1,008	45,521
Brighthouse Financial, Inc.* (Insurance)	1,124	39,745
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	3,723	63,030
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	935	70,836
Brown & Brown, Inc. (Insurance)	2,961	127,590
Brunswick Corp. (Leisure Products)	984	85,077
Builders FirstSource, Inc.* (Building Products)	2,577	98,570
Cable One, Inc.(a) (Media)	68	135,999
Cabot Corp. (Chemicals)	711	31,220
CACI International, Inc.*—Class A (IT Services)	317	76,467
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,615	184,070
Camden Property Trust (Equity Real Estate Investment Trusts)	1,223	124,930
Cantel Medical Corp.* (Health Care Equipment & Supplies)	472	37,274
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,908	79,487
Carlisle Cos., Inc. (Industrial Conglomerates)	670	97,103
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	548	48,246
Casey's General Stores, Inc. (Food & Staples Retailing)	464	86,990
Cathay General Bancorp (Banks)	940	31,791
CDK Global, Inc. (Software)	1,528	76,247
Ceridian HCM Holding, Inc.* (Software)	1,633	151,722
ChampionX Corp.* (Energy Equipment & Services)	2,334	35,687
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	625	161,907
Chemed Corp. (Health Care Providers & Services)	200	103,580
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	362	36,432
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	446	83,603
Ciena Corp.* (Communications Equipment)	1,938	103,471
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,280	53,990
Cinemark Holdings, Inc. (Entertainment)	1,350	27,324
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	728	68,206
CIT Group, Inc. (Banks)	1,237	45,645
Clean Harbors, Inc.* (Commercial Services & Supplies)	638	49,419
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	365	53,768
CNO Financial Group, Inc. (Insurance)	1,745	37,011
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,819	35,717
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,193	180,112
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	307	61,658
Colfax Corp.* (Machinery)	1,264	46,920
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	382	33,410
Commerce Bancshares, Inc. (Banks)	1,324	88,509
Commercial Metals Co. (Metals & Mining)	1,508	29,693
CommVault Systems, Inc.* (Software)	592	37,166
Compass Minerals International, Inc. (Metals & Mining)	426	24,819
Concentrix Corp.* (IT Services)	517	55,278
CoreLogic, Inc. (IT Services)	977	73,558
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	537	72,194

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 149

Common Stocks, continued

	Shares	Value
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,409	$37,014
Coty, Inc.—Class A (Personal Products)	3,559	22,671
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,866	58,854
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	298	40,322
Crane Co. (Machinery)	620	46,922
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,386	140,097
Cullen/Frost Bankers, Inc. (Banks)	702	64,752
Curtiss-Wright Corp. (Aerospace & Defense)	521	54,075
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,512	110,300
Dana, Inc. (Auto Components)	1,814	35,119
Darling Ingredients, Inc.* (Food Products)	2,035	126,191
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	353	103,069
Dick's Sporting Goods, Inc. (Specialty Retail)	825	55,283
Domtar Corp. (Paper & Forest Products)	693	20,769
Donaldson Co., Inc. (Machinery)	1,585	94,212
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,070	57,360
Dycom Industries, Inc.* (Construction & Engineering)	401	32,537
Eagle Materials, Inc. (Construction Materials)	525	57,766
East West Bancorp, Inc. (Banks)	1,778	106,572
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	497	67,165
Eaton Vance Corp. (Capital Markets)	1,434	96,279
Edgewell Personal Care Co. (Personal Products)	683	22,812
EMCOR Group, Inc. (Construction & Engineering)	690	60,927
Emergent BioSolutions, Inc.* (Biotechnology)	566	60,477
Encompass Health Corp. (Health Care Providers & Services)	1,249	100,420
Energizer Holdings, Inc. (Household Products)	731	32,047
EnerSys(a) (Electrical Equipment)	535	43,993
EPR Properties (Equity Real Estate Investment Trusts)	937	37,143
EQT Corp.* (Oil, Gas & Consumable Fuels)	3,461	56,449
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,105	33,948
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,412	59,064
Essential Utilities, Inc. (Water Utilities)	2,803	129,779
Evercore Partners, Inc.—Class A (Capital Markets)	510	55,641
Exelixis, Inc.* (Biotechnology)	3,896	86,530
F.N.B. Corp. (Banks)	4,051	39,943
FactSet Research Systems, Inc. (Capital Markets)	477	144,216
Fair Isaac Corp.* (Software)	365	164,290
Federated Hermes, Inc.—Class B (Capital Markets)	1,185	31,995
First American Financial Corp. (Insurance)	1,402	73,311
First Financial Bankshares, Inc. (Banks)	1,785	67,616
First Horizon Corp. (Banks)	6,967	96,772
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,621	65,877
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,065	105,595
FirstCash, Inc. (Consumer Finance)	520	30,618
Five Below, Inc.* (Specialty Retail)	702	123,362
Flowers Foods, Inc. (Food Products)	2,471	56,734
Fluor Corp. (Construction & Engineering)	1,572	27,180
Foot Locker, Inc. (Specialty Retail)	1,311	57,448
Fox Factory Holding Corp.* (Auto Components)	524	62,691
FTI Consulting, Inc.* (Professional Services)	448	49,267
Fulton Financial Corp. (Banks)	2,037	27,296
GATX Corp. (Trading Companies & Distributors)	440	40,832
Generac Holdings, Inc.* (Electrical Equipment)	789	194,424
Gentex Corp. (Auto Components)	3,077	101,695
Genworth Financial, Inc.*—Class A (Insurance)	6,354	18,045
Glacier Bancorp, Inc. (Banks)	1,198	55,887
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	957	59,037
Graco, Inc. (Machinery)	2,104	145,050
Graham Holdings Co.—Class B (Diversified Consumer Services)	51	28,974
Grand Canyon Education, Inc.* (Diversified Consumer Services)	588	49,945
Greif, Inc.—Class A (Containers & Packaging)	332	14,993
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,076	45,934
Grubhub, Inc.* (Internet & Direct Marketing Retail)	1,165	87,690
H&R Block, Inc. (Diversified Consumer Services)	2,303	39,681
Haemonetics Corp.* (Health Care Equipment & Supplies)	638	72,917
Halozyme Therapeutics, Inc.* (Biotechnology)	1,596	75,954
Hancock Whitney Corp. (Banks)	1,085	37,042
Harley-Davidson, Inc. (Automobiles)	1,925	77,173
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,371	45,325
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,708	51,257
Healthcare Services Group, Inc. (Commercial Services & Supplies)	935	30,313
HealthEquity, Inc.* (Health Care Providers & Services)	965	80,626
Helen of Troy, Ltd.* (Household Durables)	318	77,672
Herman Miller, Inc. (Commercial Services & Supplies)	740	25,345
Hexcel Corp. (Aerospace & Defense)	1,049	45,799
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,305	48,924
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	839	80,578
HNI Corp. (Commercial Services & Supplies)	536	17,291
Home BancShares, Inc. (Banks)	1,908	40,450
Hubbell, Inc. (Electrical Equipment)	681	105,964
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,911	44,794
IAA, Inc.* (Commercial Services & Supplies)	1,688	96,452

See accompanying notes to the financial statements.

150 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
ICU Medical, Inc.* (Health Care Equipment & Supplies)	245	$50,098
IDACORP, Inc. (Electric Utilities)	634	55,982
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,303	109,543
Ingevity Corp.* (Chemicals)	518	34,027
Ingredion, Inc. (Food Products)	841	63,470
Insperity, Inc. (Professional Services)	448	35,164
Integra LifeSciences Holdings Corp.*(a) (Health Care Equipment & Supplies)	889	58,710
Interactive Brokers Group, Inc. (Capital Markets)	1,014	62,047
InterDigital, Inc. (Communications Equipment)	387	24,849
International Bancshares Corp. (Banks)	699	26,429
ITT, Inc. (Machinery)	1,085	81,060
j2 Global, Inc.* (Software)	538	55,220
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,690	69,915
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	285	26,830
Janus Henderson Group PLC (Capital Markets)	1,868	57,460
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	700	108,850
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,397	41,714
Jefferies Financial Group, Inc. (Diversified Financial Services)	2,598	60,663
JetBlue Airways Corp.* (Airlines)	3,949	56,629
John Wiley & Sons, Inc.—Class A (Media)	548	24,994
Jones Lang LaSalle, Inc.*(a) (Real Estate Management & Development)	644	94,159
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,623	29,961
KB Home (Household Durables)	1,106	46,054
KBR, Inc. (IT Services)	1,790	52,000
Kemper Corp. (Insurance)	772	54,310
Kennametal, Inc. (Machinery)	1,046	39,622
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,317	74,582
Kinsale Capital Group, Inc. (Insurance)	268	50,266
Kirby Corp.* (Marine)	754	38,273
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,578	63,120
Kohl's Corp. (Multiline Retail)	1,980	87,239
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,085	87,646
Lancaster Colony Corp. (Food Products)	246	42,947
Landstar System, Inc. (Road & Rail)	482	67,192
Lear Corp. (Auto Components)	686	103,422
LendingTree, Inc.* (Thrifts & Mortgage Finance)	137	44,596
Lennox International, Inc. (Building Products)	438	120,665
LHC Group, Inc.* (Health Care Providers & Services)	397	79,090
Life Storage, Inc. (Equity Real Estate Investment Trusts)	915	74,646
Ligand Pharmaceuticals, Inc.*(a) (Biotechnology)	202	37,441
Lincoln Electric Holdings, Inc. (Machinery)	747	85,532
Lithia Motors, Inc.—Class A (Specialty Retail)	328	104,527
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	306	74,471
LivaNova PLC* (Health Care Equipment & Supplies)	610	38,369
LiveRamp Holdings, Inc.* (IT Services)	833	63,066
Louisiana-Pacific Corp. (Paper & Forest Products)	1,373	52,188
Lumentum Holdings, Inc.* (Communications Equipment)	948	88,922
Manhattan Associates, Inc.* (Software)	798	90,358
ManpowerGroup, Inc. (Professional Services)	722	63,853
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	516	63,344
Masimo Corp.* (Health Care Equipment & Supplies)	636	162,765
MasTec, Inc.* (Construction & Engineering)	705	54,391
Mattel, Inc.* (Leisure Products)	4,370	79,184
MAXIMUS, Inc. (IT Services)	772	57,946
MDU Resources Group, Inc. (Multi-Utilities)	2,518	66,198
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	6,731	142,092
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	346	45,945
Mercury General Corp. (Insurance)	334	17,705
Mercury Systems, Inc.* (Aerospace & Defense)	703	49,955
MGIC Investment Corp. (Thrifts & Mortgage Finance)	4,252	49,833
Minerals Technologies, Inc. (Chemicals)	427	26,316
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	692	109,384
Molina Healthcare, Inc.* (Health Care Providers & Services)	745	159,138
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	532	189,015
MSA Safety, Inc. (Commercial Services & Supplies)	455	71,035
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	575	44,603
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,813	22,427
Murphy USA, Inc. (Specialty Retail)	334	41,606
National Fuel Gas Co. (Gas Utilities)	1,142	45,977
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,648	68,227
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	2,182	85,098
Navient Corp. (Consumer Finance)	2,339	26,325
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,619	54,010
Nektar Therapeutics* (Pharmaceuticals)	2,253	44,384
Neogen Corp.* (Health Care Equipment & Supplies)	666	53,859
NetScout Systems, Inc.* (Communications Equipment)	924	27,013
New Jersey Resources Corp. (Gas Utilities)	1,207	42,257
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	5,825	60,931
NewMarket Corp. (Chemicals)	92	36,081
Nordson Corp. (Machinery)	678	121,355

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 151

Common Stocks, continued

	Shares	Value
Nordstrom, Inc.(a) (Multiline Retail)	1,366	$48,425
NorthWestern Corp. (Multi-Utilities)	635	34,588
Nu Skin Enterprises, Inc.—Class A (Personal Products)	641	37,095
NuVasive, Inc.* (Health Care Equipment & Supplies)	644	34,609
nVent Electric PLC (Electrical Equipment)	2,136	47,804
OGE Energy Corp. (Electric Utilities)	2,512	76,666
O-I Glass, Inc. (Containers & Packaging)	1,974	24,951
Old Republic International Corp. (Insurance)	3,551	64,273
Olin Corp. (Chemicals)	1,784	42,655
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	714	67,637
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,851	103,263
ONE Gas, Inc. (Gas Utilities)	667	48,778
Oshkosh Corp. (Machinery)	856	78,401
Owens Corning (Building Products)	1,359	105,458
PacWest Bancorp (Banks)	1,466	44,259
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	414	42,344
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	2,959	49,356
Patterson Cos., Inc. (Health Care Providers & Services)	1,091	34,563
Paylocity Holding Corp.* (Software)	470	88,106
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,644	30,217
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,853	192,192
Penumbra, Inc.* (Health Care Equipment & Supplies)	424	110,702
Perspecta, Inc. (IT Services)	1,718	49,736
Physicians Realty Trust (Equity Real Estate Investment Trusts)	2,615	46,102
Pilgrim's Pride Corp.* (Food Products)	612	11,861
Pinnacle Financial Partners, Inc. (Banks)	952	65,241
PNM Resources, Inc. (Electric Utilities)	1,000	48,520
Polaris, Inc. (Leisure Products)	728	84,936
Post Holdings, Inc.* (Food Products)	769	72,940
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	840	40,118
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	806	99,331
Primerica, Inc. (Insurance)	494	68,819
PROG Holdings, Inc. (Consumer Finance)	848	40,009
Prosperity Bancshares, Inc. (Banks)	1,162	78,365
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	252	34,302
PTC, Inc.* (Software)	1,318	175,175
Qualys, Inc.* (Software)	421	58,296
Quidel Corp.* (Health Care Equipment & Supplies)	481	120,717
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,714	52,706
Regal Beloit Corp. (Electrical Equipment)	510	63,995
Reinsurance Group of America, Inc. (Insurance)	853	89,608
Reliance Steel & Aluminum Co. (Metals & Mining)	801	92,979
RenaissanceRe Holdings, Ltd. (Insurance)	638	95,981
Repligen Corp.* (Biotechnology)	632	126,399
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,639	80,213
RH* (Specialty Retail)	196	93,171
RLI Corp. (Insurance)	498	48,196
Royal Gold, Inc. (Metals & Mining)	824	88,069
RPM International, Inc. (Chemicals)	1,632	134,592
Ryder System, Inc. (Road & Rail)	677	42,373
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,598	43,620
Sabre Corp. (IT Services)	3,984	42,948
Sailpoint Technologies Holding, Inc.* (Software)	1,142	63,164
Sanderson Farms, Inc. (Food Products)	249	33,911
Science Applications International Corp. (IT Services)	731	70,198
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	705	27,650
SEI Investments Co. (Capital Markets)	1,507	79,645
Selective Insurance Group, Inc. (Insurance)	751	48,800
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	816	57,895
Sensient Technologies Corp. (Chemicals)	532	37,522
Service Corp. International (Diversified Consumer Services)	2,169	109,382
Service Properties Trust (Equity Real Estate Investment Trusts)	2,070	21,963
Signature Bank (Banks)	673	111,172
Silgan Holdings, Inc. (Containers & Packaging)	986	35,920
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	550	72,144
Simpson Manufacturing Co., Inc. (Building Products)	545	50,140
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	950	32,490
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,703	58,719
SLM Corp. (Consumer Finance)	4,712	65,402
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	643	185,396
Sonoco Products Co. (Containers & Packaging)	1,261	73,025
Southwest Gas Holdings, Inc. (Gas Utilities)	714	42,811
Spire, Inc. (Gas Utilities)	648	39,651
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	1,435	55,334
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,481	33,545
STAAR Surgical Co.* (Health Care Equipment & Supplies)	578	59,291
Steel Dynamics, Inc. (Metals & Mining)	2,510	86,018
Stericycle, Inc.* (Commercial Services & Supplies)	1,150	75,302
Sterling Bancorp (Banks)	2,441	45,061
Stifel Financial Corp. (Capital Markets)	1,293	67,003
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,968	92,067

See accompanying notes to the financial statements.

152 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
Strategic Education, Inc. (Diversified Consumer Services)	306	$27,041
Sunrun, Inc.* (Electrical Equipment)	1,960	135,769
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	433	42,962
Syneos Health, Inc.* (Life Sciences Tools & Services)	953	70,856
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	518	42,279
Synovus Financial Corp. (Banks)	1,856	69,043
Taylor Morrison Home Corp.* (Household Durables)	1,632	42,399
TCF Financial Corp. (Banks)	1,915	74,417
TEGNA, Inc. (Media)	2,753	44,131
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,250	23,438
Tempur Sealy International, Inc.* (Household Durables)	2,410	63,624
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,325	62,633
Teradata Corp.* (IT Services)	1,372	36,907
Terex Corp. (Machinery)	870	31,111
Tetra Tech, Inc. (Commercial Services & Supplies)	675	82,060
Texas Capital Bancshares, Inc.* (Banks)	634	38,179
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	820	62,492
The Boston Beer Co., Inc.*—Class A (Beverages)	115	105,442
The Brink's Co. (Commercial Services & Supplies)	621	42,309
The Chemours Co. (Chemicals)	2,066	54,418
The Goodyear Tire & Rubber Co.* (Auto Components)	2,928	30,890
The Hain Celestial Group, Inc.*(a) (Food Products)	1,036	43,082
The Hanover Insurance Group, Inc. (Insurance)	468	52,636
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	1,408	22,106
The Middleby Corp.* (Machinery)	698	94,733
The New York Times Co.—Class A (Media)	1,818	90,155
The Scotts Miracle-Gro Co.—Class A (Chemicals)	511	113,141
The Timken Co. (Machinery)	852	64,462
The Toro Co. (Machinery)	1,347	126,955
The Wendy's Co. (Hotels, Restaurants & Leisure)	2,251	45,920
Thor Industries, Inc. (Automobiles)	695	84,102
Toll Brothers, Inc. (Household Durables)	1,442	73,686
Tootsie Roll Industries, Inc. (Food Products)	217	8,589
TopBuild Corp.* (Household Durables)	415	82,979
TreeHouse Foods, Inc.* (Food Products)	710	29,983
Trex Co., Inc.* (Building Products)	1,454	133,434
TRI Pointe Group, Inc.* (Household Durables)	1,593	32,179
Trinity Industries, Inc. (Machinery)	1,061	29,506
TripAdvisor, Inc.* (Interactive Media & Services)	1,208	37,412
Trustmark Corp. (Banks)	796	21,866
UGI Corp. (Gas Utilities)	2,617	94,186
UMB Financial Corp. (Banks)	543	38,537
Umpqua Holdings Corp. (Banks)	2,765	40,120
United Bankshares, Inc. (Banks)	1,629	51,574
United States Steel Corp. (Metals & Mining)	2,768	49,160
United Therapeutics Corp.* (Biotechnology)	558	91,412
Univar Solutions, Inc.* (Trading Companies & Distributors)	2,123	39,467
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	538	124,181
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,378	19,003
Urban Outfitters, Inc.* (Specialty Retail)	860	23,590
Valley National Bancorp (Banks)	5,072	51,785
Valmont Industries, Inc. (Construction & Engineering)	267	51,510
Valvoline, Inc. (Chemicals)	2,326	55,219
ViaSat, Inc.* (Communications Equipment)	806	35,093
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,665	35,881
Visteon Corp.* (Auto Components)	350	44,618
Washington Federal, Inc. (Thrifts & Mortgage Finance)	952	24,923
Watsco, Inc. (Trading Companies & Distributors)	412	98,257
Webster Financial Corp. (Banks)	1,133	52,968
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,513	34,058
Werner Enterprises, Inc. (Road & Rail)	729	28,606
WEX, Inc.* (IT Services)	554	104,484
Williams-Sonoma, Inc. (Specialty Retail)	962	124,021
Wingstop, Inc. (Hotels, Restaurants & Leisure)	373	55,969
Wintrust Financial Corp. (Banks)	724	43,578
Woodward, Inc. (Machinery)	733	82,059
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	797	24,380
World Wrestling Entertainment, Inc.—Class A (Entertainment)	586	33,009
Worthington Industries, Inc. (Metals & Mining)	451	23,605
WW International, Inc.* (Diversified Consumer Services)	590	15,670
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,078	47,691
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,170	68,059
XPO Logistics, Inc.* (Air Freight & Logistics)	1,148	126,751
Yelp, Inc.* (Interactive Media & Services)	873	28,451
YETI Holdings, Inc.* (Leisure Products)	946	62,266
TOTAL COMMON STOCKS (Cost $14,767,416)		25,867,687

Repurchase Agreements(b)(c) (41.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $18,403,017	$18,403,000	$18,403,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,403,000)		18,403,000

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 153

Collateral for Securities Loaned(d) (0.6%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	242,205	$242,205
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	1,897	1,897
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $244,102)		244,102
TOTAL INVESTMENT SECURITIES (Cost $33,414,518)—100.8%		44,514,789
Net other assets (liabilities)—(0.8)%		(362,352)
NET ASSETS—100.0%		$44,152,437

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $227,345.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $7,968,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	18	3/22/21	$4,204,260	$(58,260)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	3/1/21	0.54%	$14,824,036	$(175,767)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	3/1/21	0.29%	14,892,868	(180,287)
				$29,716,904	$(356,054)
S&P MidCap 400	UBS AG	3/1/21	0.44%	$21,288,072	$(245,470)
SPDR S&P MidCap 400 ETF	UBS AG	3/1/21	0.39%	7,322,149	(88,680)
				$28,610,221	$(334,150)
				$58,327,125	$(690,204)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

154 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

UltraMid-Cap ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$280,829	0.6%
Air Freight & Logistics	126,751	0.3%
Airlines	56,629	0.1%
Auto Components	416,505	1.0%
Automobiles	161,275	0.4%
Banks	1,718,699	3.8%
Beverages	105,442	0.2%
Biotechnology	577,762	1.3%
Building Products	508,267	1.2%
Capital Markets	657,094	1.5%
Chemicals	664,141	1.5%
Commercial Services & Supplies	519,487	1.2%
Communications Equipment	279,348	0.6%
Construction & Engineering	321,384	0.7%
Construction Materials	57,766	0.1%
Consumer Finance	162,354	0.4%
Containers & Packaging	256,994	0.6%
Diversified Consumer Services	295,931	0.7%
Diversified Financial Services	60,663	0.1%
Electric Utilities	267,528	0.6%
Electrical Equipment	647,621	1.5%
Electronic Equipment, Instruments & Components	805,011	1.8%
Energy Equipment & Services	35,687	0.1%
Entertainment	60,333	0.1%
Equity Real Estate Investment Trusts	2,212,633	4.9%
Food & Staples Retailing	238,998	0.5%
Food Products	489,707	1.1%
Gas Utilities	313,660	0.7%
Health Care Equipment & Supplies	966,150	2.2%
Health Care Providers & Services	795,032	1.8%
Hotels, Restaurants & Leisure	1,054,930	2.4%
Household Durables	418,593	1.0%
Household Products	32,047	0.1%
Industrial Conglomerates	97,103	0.2%
Insurance	1,071,455	2.4%
Interactive Media & Services	65,863	0.2%
Internet & Direct Marketing Retail	87,690	0.2%
IT Services	723,110	1.6%
Leisure Products	311,463	0.7%
Life Sciences Tools & Services	535,620	1.2%
Machinery	1,253,405	2.8%
Marine	38,273	0.1%
Media	295,279	0.7%
Metals & Mining	394,343	0.9%
Multiline Retail	203,301	0.5%
Multi-Utilities	147,373	0.3%
Oil, Gas & Consumable Fuels	255,998	0.6%
Paper & Forest Products	72,957	0.2%
Personal Products	82,578	0.2%
Pharmaceuticals	153,234	0.4%
Professional Services	203,336	0.5%
Real Estate Management & Development	94,159	0.2%
Road & Rail	228,078	0.5%
Semiconductors & Semiconductor Equipment	1,219,479	2.8%
Software	1,057,381	2.4%
Specialty Retail	718,296	1.6%
Technology Hardware, Storage & Peripherals	54,010	0.1%
Textiles, Apparel & Luxury Goods	322,931	0.7%
Thrifts & Mortgage Finance	239,346	0.5%
Trading Companies & Distributors	223,159	0.5%
Water Utilities	129,779	0.3%
Wireless Telecommunication Services	23,437	0.1%
Other**	18,284,750	41.5%
Total	$44,152,437	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 155

Common Stocks (52.8%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	29,436	$2,678,676
Adobe, Inc.* (Software)	18,271	8,382,187
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	45,808	3,922,997
Alexion Pharmaceuticals, Inc.* (Biotechnology)	8,335	1,278,006
Align Technology, Inc.* (Health Care Equipment & Supplies)	3,003	1,577,716
Alphabet, Inc.*—Class A (Interactive Media & Services)	7,525	13,750,884
Alphabet, Inc.*—Class C (Interactive Media & Services)	8,256	15,155,869
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	12,558	40,263,460
American Electric Power Co., Inc. (Electric Utilities)	18,906	1,529,684
Amgen, Inc. (Biotechnology)	22,173	5,353,228
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	14,073	2,073,375
ANSYS, Inc.* (Software)	3,271	1,159,144
Apple, Inc. (Technology Hardware, Storage & Peripherals)	425,488	56,147,396
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	34,776	3,362,144
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,885	1,541,052
Atlassian Corp. PLC*—Class A (Software)	5,034	1,163,508
Autodesk, Inc.* (Software)	8,352	2,317,095
Automatic Data Processing, Inc. (IT Services)	16,332	2,696,740
Baidu, Inc.*ADR (Interactive Media & Services)	10,521	2,472,645
Biogen, Inc.* (Biotechnology)	5,861	1,656,377
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	1,560	3,033,155
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	15,406	6,940,402
Cadence Design Systems, Inc.* (Software)	10,624	1,385,263
CDW Corp. (Electronic Equipment, Instruments & Components)	5,446	717,020
Cerner Corp. (Health Care Technology)	11,677	935,444
Charter Communications, Inc.*—Class A (Media)	7,613	4,625,354
Check Point Software Technologies, Ltd.* (Software)	5,340	682,132
Cintas Corp. (Commercial Services & Supplies)	3,985	1,267,708
Cisco Systems, Inc. (Communications Equipment)	160,938	7,174,616
Cognizant Technology Solutions Corp.—Class A (IT Services)	20,363	1,587,296
Comcast Corp.—Class A (Media)	173,901	8,620,273
Copart, Inc.* (Commercial Services & Supplies)	8,994	987,092
Costco Wholesale Corp. (Food & Staples Retailing)	16,805	5,922,586
CSX Corp. (Road & Rail)	29,128	2,497,871
DexCom, Inc.* (Health Care Equipment & Supplies)	3,657	1,370,826
DocuSign, Inc.* (Software)	7,052	1,642,340
Dollar Tree, Inc.* (Multiline Retail)	8,958	910,670
eBay, Inc. (Internet & Direct Marketing Retail)	26,255	1,483,670
Electronic Arts, Inc. (Entertainment)	11,040	1,580,928
Exelon Corp. (Electric Utilities)	37,157	1,544,245
Facebook, Inc.*—Class A (Interactive Media & Services)	60,169	15,543,458
Fastenal Co. (Trading Companies & Distributors)	21,864	996,780
Fiserv, Inc.* (IT Services)	25,535	2,622,189
Fox Corp.—Class A (Media)	12,856	400,850
Fox Corp.—Class B (Media)	9,820	293,520
Gilead Sciences, Inc. (Biotechnology)	47,743	3,131,941
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	3,249	1,555,231
Illumina, Inc.* (Life Sciences Tools & Services)	5,562	2,371,859
Incyte Corp.* (Biotechnology)	8,341	748,605
Intel Corp. (Semiconductors & Semiconductor Equipment)	156,081	8,664,055
Intuit, Inc. (Software)	10,007	3,614,829
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	4,477	3,347,185
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	33,191	2,943,710
Keurig Dr Pepper, Inc. (Beverages)	53,598	1,704,416
KLA Corp. (Semiconductors & Semiconductor Equipment)	5,883	1,647,652
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	5,485	2,654,466
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	4,758	1,563,859
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	12,353	1,436,777
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	25,524	1,313,465
Match Group, Inc.* (Interactive Media & Services)	10,131	1,416,922
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	10,181	892,976
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	1,896	3,373,951
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,917	1,349,803
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	42,399	3,318,570
Microsoft Corp. (Software)	189,223	43,892,168
Moderna, Inc.* (Biotechnology)	15,071	2,609,694
Mondelez International, Inc.—Class A (Food Products)	54,471	3,019,872
Monster Beverage Corp.* (Beverages)	20,107	1,745,891
NetEase, Inc.ADR (Entertainment)	12,468	1,433,695
Netflix, Inc.* (Entertainment)	16,827	8,958,527
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	23,566	12,244,657

See accompanying notes to the financial statements.

156 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	10,655	$1,709,808
Okta, Inc.* (IT Services)	4,569	1,183,417
O'Reilly Automotive, Inc.* (Specialty Retail)	2,759	1,173,872
PACCAR, Inc. (Machinery)	13,195	1,203,648
Paychex, Inc. (IT Services)	13,692	1,195,585
PayPal Holdings, Inc.* (IT Services)	44,626	10,456,318
Peloton Interactive, Inc.*—Class A (Leisure Products)	9,732	1,422,137
PepsiCo, Inc. (Beverages)	52,635	7,188,362
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	11,365	1,883,294
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	43,077	6,732,074
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,994	2,012,337
Ross Stores, Inc. (Specialty Retail)	13,559	1,508,981
Seagen, Inc.* (Biotechnology)	6,867	1,128,042
Sirius XM Holdings, Inc.(a) (Media)	161,851	1,013,187
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	6,326	1,070,676
Splunk, Inc.* (Software)	6,109	1,008,168
Starbucks Corp. (Hotels, Restaurants & Leisure)	44,703	4,327,698
Synopsys, Inc.* (Software)	5,780	1,476,501
Tesla, Inc.* (Automobiles)	29,360	23,298,041
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	34,962	5,792,854
The Kraft Heinz Co. (Food Products)	46,566	1,560,427
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	47,273	5,960,180
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	19,919	634,022
VeriSign, Inc.* (IT Services)	4,346	843,428
Verisk Analytics, Inc.—Class A (Professional Services)	6,193	1,136,416
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,904	2,268,808
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	32,980	1,657,245
Workday, Inc.*—Class A (Software)	6,856	1,559,946
Xcel Energy, Inc. (Electric Utilities)	20,013	1,280,632
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	9,336	1,219,002
Zoom Video Communications, Inc.*—Class A (Software)	7,418	2,760,015
TOTAL COMMON STOCKS (Cost $111,728,767)		461,867,768

Repurchase Agreements(b)(c) (47.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $412,807,389	$412,807,000	$412,807,000
TOTAL REPURCHASE AGREEMENTS (Cost $412,807,000)		412,807,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares, 0.08%(e)	1,011,697	$1,011,697
Invesco Government & Agency Portfolio—Institutional Shares, 0.11%(e)	7,923	7,923
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,019,620)		1,019,620
TOTAL INVESTMENT SECURITIES (Cost $525,555,387)—100.0%		875,694,388
Net other assets (liabilities)—NM		(82,191)
NET ASSETS—100.0%		$875,612,197

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $911,832.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $167,943,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.
NYS	New York Shares
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	52	3/22/21	$13,427,700	$417,312

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 157

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	3/1/21	0.44%	$221,488,854	$(3,434,678)
Nasdaq-100 Index	Goldman Sachs International	3/1/21	0.64%	495,604,303	(7,110,684)
				$717,093,157	$(10,545,362)
Invesco QQQ Trust, Series 1 ETF	UBS AG	3/1/21	0.49%	$220,027,695	$(3,269,184)
Nasdaq-100 Index	UBS AG	3/1/21	0.89%	336,266,686	(4,826,101)
				$556,294,381	$(8,095,285)
				$1,273,387,538	$(18,640,647)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Automobiles	$23,298,041	2.7%
Beverages	10,638,669	1.2%
Biotechnology	20,187,037	2.3%
Commercial Services & Supplies	2,254,800	0.2%
Communications Equipment	7,174,616	0.8%
Electric Utilities	4,354,561	0.5%
Electronic Equipment, Instruments & Components	717,020	0.1%
Entertainment	14,651,826	1.7%
Food & Staples Retailing	7,579,831	0.9%
Food Products	4,580,299	0.5%
Health Care Equipment & Supplies	7,850,958	0.9%
Health Care Technology	935,444	0.1%
Hotels, Restaurants & Leisure	5,764,475	0.7%
Interactive Media & Services	48,339,778	5.5%
Internet & Direct Marketing Retail	53,615,261	6.1%
IT Services	20,584,973	2.3%
Leisure Products	1,422,137	0.2%
Life Sciences Tools & Services	2,371,859	0.3%
Machinery	1,203,648	0.1%
Media	14,953,184	1.7%
Multiline Retail	910,670	0.1%
Professional Services	1,136,416	0.1%
Road & Rail	2,497,872	0.3%
Semiconductors & Semiconductor Equipment	66,450,028	7.6%
Software	71,043,296	8.2%
Specialty Retail	2,682,853	0.3%
Technology Hardware, Storage & Peripherals	56,147,397	6.4%
Textiles, Apparel & Luxury Goods	1,563,859	0.2%
Trading Companies & Distributors	996,780	0.1%
Wireless Telecommunication Services	5,960,180	0.7%
Other**	413,744,429	47.2%
Total	$875,612,197	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

158 :: UltraShort China ProFund :: Schedule of Portfolio Investments :: January 31, 2021

Repurchase Agreements(a)(b) (133.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $676,001	$676,000	$676,000
TOTAL REPURCHASE AGREEMENTS (Cost $676,000)		676,000
TOTAL INVESTMENT SECURITIES (Cost $676,000)—133.9%		676,000
Net other assets (liabilities)—(33.9)%		(170,981)
NET ASSETS—100.0%		$505,019

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $134,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon China Select ADR Index (USD)	Goldman Sachs International	3/1/21	0.91%	$(3,661)	$9,614
S&P/BNY Mellon China Select ADR Index (USD)	UBS AG	3/1/21	1.16%	(1,019,968)	30,248
				$(1,023,629)	$39,862

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Dow 30 ProFund :: 159

Repurchase Agreements(a)(b) (97.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $4,827,005	$4,827,000	$4,827,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,827,000)		4,827,000
TOTAL INVESTMENT SECURITIES (Cost $4,827,000)—97.9%		4,827,000
Net other assets (liabilities)—2.1%		102,535
NET ASSETS—100.0%		$4,929,535

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $1,411,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	5	3/22/21	$(746,975)	$2,165

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	3/1/21	(0.29)%	$(3,324,962)	$31,416
Dow Jones Industrial Average	UBS AG	3/1/21	(0.29)%	(5,785,476)	64,038
				$(9,110,438)	$95,454

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

160 :: UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (85.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $1,537,001	$1,537,000	$1,537,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,537,000)		1,537,000
TOTAL INVESTMENT SECURITIES (Cost $1,537,000)—85.7%		1,537,000
Net other assets (liabilities)—14.3%		256,502
NET ASSETS—100.0%		$1,793,502

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $186,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	3/1/21	0.41%	$(159,742)	$1,910
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	3/1/21	0.41%	(3,452,377)	43,307
				$(3,612,119)	$45,217

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: UltraShort International ProFund :: 161

Repurchase Agreements(a)(b) (94.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $1,829,002	$1,829,000	$1,829,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,829,000)		1,829,000
TOTAL INVESTMENT SECURITIES (Cost $1,829,000)—94.5%		1,829,000
Net other assets (liabilities)—5.5%		106,675
NET ASSETS—100.0%		$1,935,675

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $182,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	3/1/21	0.31%	$(1,818,463)	$25,329
MSCI EAFE Index	UBS AG	3/1/21	0.21%	(2,068,805)	23,221
				$(3,887,268)	$48,550

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

162 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(a) (80.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $178,000	$178,000	$178,000
TOTAL REPURCHASE AGREEMENTS (Cost $178,000)		178,000
TOTAL INVESTMENT SECURITIES (Cost $178,000)—80.8%		178,000
Net other assets (liabilities)—19.2%		42,161
NET ASSETS—100.0%		$220,161

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	3	3/12/21	$(416,775)	$9,161

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	3/1/21	(0.29)%	$(24,624)	$2,664

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Latin America ProFund :: 163

Repurchase Agreements(a)(b) (91.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $2,812,003	$2,812,000	$2,812,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,812,000)		2,812,000
TOTAL INVESTMENT SECURITIES (Cost $2,812,000)—91.3%		2,812,000
Net other assets (liabilities)—8.7%		266,821
NET ASSETS—100.0%		$3,078,821

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $141,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Latin America 35 ADR Index (USD)	Goldman Sachs International	3/1/21	0.51%	$(982,194)	$22,728
S&P/BNY Mellon Latin America 35 ADR Index (USD)	UBS AG	3/1/21	0.41%	(5,190,634)	94,926
				$(6,172,828)	$117,654

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

164 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (101.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $2,367,002	$2,367,000	$2,367,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,367,000)		2,367,000
TOTAL INVESTMENT SECURITIES (Cost $2,367,000)—101.8%		2,367,000
Net other assets (liabilities)—(1.8)%		(42,058)
NET ASSETS—100.0%		$2,324,942

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $521,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	3/22/21	$(233,570)	$(10,037)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	3/1/21	(0.14)%	$(2,434,073)	$30,407
S&P MidCap 400	UBS AG	3/1/21	(0.09)%	(1,982,082)	22,816
				$(4,416,155)	$53,223

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Nasdaq-100 ProFund :: 165

Repurchase Agreements(a)(b) (97.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $10,093,010	$10,093,000	$10,093,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,093,000)		10,093,000
TOTAL INVESTMENT SECURITIES (Cost $10,093,000)—97.8%		10,093,000
Net other assets (liabilities)—2.2%		228,613
NET ASSETS—100.0%		$10,321,613

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $2,391,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	6	3/22/21	$(1,549,350)	$2,022

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	3/1/21	(0.39)%	$(16,532,334)	$222,765
Nasdaq-100 Index	UBS AG	3/1/21	(0.24)%	(2,623,852)	34,822
				$(19,156,186)	$257,587

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

166 :: UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (87.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $5,201,005	$5,201,000	$5,201,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,201,000)		5,201,000
TOTAL INVESTMENT SECURITIES (Cost $5,201,000)—87.3%		5,201,000
Net other assets (liabilities)—12.7%		753,885
NET ASSETS—100.0%		$5,954,885

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $1,187,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	10	3/22/21	$(1,034,100)	$(69,566)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	3/1/21	0.16%	$(10,479,056)	$151,221
Russell 2000 Index	UBS AG	3/1/21	0.41%	(412,654)	7,272
				$(10,891,710)	$158,493

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 167

Common Stocks (54.6%)

	Percentage of Net Assets	Shares	Value
Appian Corp.* (Software)*	0.2%	555	$121,244
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)*	0.2%	1,566	120,847
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)*	0.1%	2,136	89,862
Blackline, Inc.* (Software)*	0.1%	795	103,047
Blueprint Medicines Corp.* (Biotechnology)*	0.1%	864	83,591
Brookfield Renewable Corp.—Class A (Equity Real Estate Investment Trusts)	0.1%	1,600	89,519
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	1,133	85,837
Builders FirstSource, Inc.* (Building Products)*	0.2%	3,191	122,057
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)*	0.3%	2,809	197,725
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	0.1%	593	111,158
Cleveland-Cliffs, Inc. (Metals & Mining)	0.1%	6,162	94,525
Darling Ingredients, Inc.* (Food Products)*	0.2%	2,510	155,644
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)*	0.2%	436	127,304
Fate Therapeutics, Inc.* (Biotechnology)*	0.1%	1,117	101,233
Freshpet, Inc.* (Food Products)*	0.1%	604	84,142
FuelCell Energy, Inc.* (Electrical Equipment)*	0.1%	4,486	93,128
GameStop Corp.—Class A* (Specialty Retail)*	0.4%	892	289,899
Halozyme Therapeutics, Inc.* (Biotechnology)*	0.1%	2,074	98,701
HealthEquity, Inc.* (Health Care Providers & Services)*	0.1%	1,175	98,171
Helen of Troy, Ltd.* (Household Durables)*	0.1%	395	96,479
II-VI, Inc.* (Electronic Equipment, Instruments & Components)*	0.2%	1,602	134,679
Invitae Corp.* (Biotechnology)*	0.1%	1,800	89,135
Iridium Communications, Inc.* (Diversified Telecommunication Services)*	0.1%	1,832	90,262
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)*	0.1%	2,121	85,073
LHC Group, Inc.* (Health Care Providers & Services)*	0.1%	473	94,231
Lithia Motors, Inc.—Class A (Specialty Retail)	0.2%	405	129,064
Mirati Therapeutics, Inc.* (Biotechnology)*	0.2%	667	136,954
Natera, Inc.* (Biotechnology)*	0.2%	1,179	125,728
NeoGenomics, Inc.* (Life Sciences Tools & Services)*	0.1%	1,635	86,688
Nevro Corp.* (Health Care Equipment & Supplies)*	0.1%	531	85,909
Novavax, Inc.* (Biotechnology)*	0.3%	962	212,543
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)*	0.1%	2,758	89,220
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)*	0.3%	2,430	252,039
Performance Food Group Co.* (Food & Staples Retailing)*	0.1%	2,044	95,822
Plug Power, Inc.* (Electrical Equipment)*	0.5%	6,201	391,716
Proto Labs, Inc.* (Machinery)*	0.1%	417	88,320
Q2 Holdings, Inc.* (Software)*	0.1%	785	100,472
Redfin Corp.* (Real Estate Management & Development)*	0.1%	1,556	110,803
RH* (Specialty Retail)*	0.2%	246	116,938
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	676	88,672
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)*	0.1%	685	108,010
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)*	0.1%	942	89,904
Sunrun, Inc.* (Electrical Equipment)*	0.2%	2,346	162,506
Tetra Tech, Inc. (Commercial Services & Supplies)	0.1%	841	102,239
TG Therapeutics, Inc.* (Biotechnology)*	0.1%	1,798	86,788
TopBuild Corp.* (Household Durables)*	0.1%	516	103,173
Twist Bioscience Corp.* (Biotechnology)*	0.1%	511	84,079
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)*	0.2%	977	135,401
Varonis Systems, Inc.* (Software)*	0.1%	486	85,910
Other Common Stocks	46.6%	1,421,426	34,610,060
TOTAL COMMON STOCKS (Cost $27,347,166)			40,536,451

See accompanying notes to the financial statements.

168 :: UltraSmall-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(a)(b) (48.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $36,081,034	$36,081,000	$36,081,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,081,000)		36,081,000
TOTAL INVESTMENT SECURITIES (Cost $63,428,166)—103.2%		76,617,451
Net other assets (liabilities)—(3.2)%		(2,400,130)
NET ASSETS—100.0%		$74,217,321

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2021, this security represented 0.00% of the net assets of the ProFund.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $13,497,000.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	3/22/21	$206,820	$16,662

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	3/1/21	0.14%	$17,273,106	$(321,927)
Russell 2000 Index	Goldman Sachs International	3/1/21	0.34%	34,386,370	(622,394)
				$51,659,476	$(944,321)
iShares Russell 2000 ETF	UBS AG	3/1/21	(0.11)%	$20,436,540	$(397,201)
Russell 2000 Index	UBS AG	3/1/21	0.09%	35,548,411	(606,000)
				$55,984,951	$(1,003,201)
				$107,644,427	$(1,947,522)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 169

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Aerospace & Defense	$331,579	0.4%
Air Freight & Logistics	115,822	0.2%
Airlines	123,646	0.2%
Auto Components	546,409	0.7%
Automobiles	33,563	NM
Banks	3,048,723	4.1%
Beverages	130,761	0.2%
Biotechnology	4,619,319	6.2%
Building Products	669,414	0.9%
Capital Markets	594,972	0.8%
Chemicals	649,445	0.9%
Commercial Services & Supplies	729,726	1.0%
Communications Equipment	396,002	0.5%
Construction & Engineering	563,440	0.8%
Construction Materials	59,795	0.1%
Consumer Finance	267,828	0.4%
Containers & Packaging	85,920	0.1%
Distributors	28,248	NM
Diversified Consumer Services	222,464	0.3%
Diversified Financial Services	69,233	0.1%
Diversified Telecommunication Services	279,579	0.4%
Electric Utilities	235,452	0.3%
Electrical Equipment	914,293	1.2%
Electronic Equipment, Instruments & Components	882,214	1.2%
Energy Equipment & Services	283,473	0.4%
Entertainment	117,672	0.2%
Equity Real Estate Investment Trusts	2,108,304	2.8%
Food & Staples Retailing	326,243	0.4%
Food Products	574,489	0.8%
Gas Utilities	333,686	0.5%
Health Care Equipment & Supplies	1,349,188	1.8%
Health Care Providers & Services	1,125,234	1.5%
Health Care Technology	520,302	0.7%
Hotels, Restaurants & Leisure	1,478,723	2.0%
Household Durables	833,882	1.1%
Household Products	97,711	0.1%
Independent Power and Renewable Electricity Producers	166,914	0.2%
Industrial Conglomerates	17,974	NM
Insurance	$744,020	1.0%
Interactive Media & Services	155,545	0.2%
Internet & Direct Marketing Retail	384,385	0.5%
IT Services	780,391	1.1%
Leisure Products	273,725	0.4%
Life Sciences Tools & Services	376,672	0.5%
Machinery	1,464,994	2.0%
Marine	54,439	0.1%
Media	356,413	0.5%
Metals & Mining	628,042	0.8%
Mortgage Real Estate Investment Trusts	470,908	0.6%
Multiline Retail	119,781	0.2%
Multi-Utilities	150,752	0.2%
Oil, Gas & Consumable Fuels	654,860	0.9%
Paper & Forest Products	177,199	0.2%
Personal Products	144,290	0.2%
Pharmaceuticals	634,545	0.9%
Professional Services	479,109	0.6%
Real Estate Management & Development	371,940	0.5%
Road & Rail	203,637	0.3%
Semiconductors & Semiconductor Equipment	1,198,234	1.6%
Software	2,355,872	3.1%
Specialty Retail	1,453,178	2.0%
Technology Hardware, Storage & Peripherals	132,377	0.2%
Textiles, Apparel & Luxury Goods	378,011	0.5%
Thrifts & Mortgage Finance	665,293	0.9%
Tobacco	51,668	0.1%
Trading Companies & Distributors	531,156	0.7%
Water Utilities	161,654	0.2%
Wireless Telecommunication Services	51,719	0.1%
Other**	33,680,870	45.4%
Total	$74,217,321	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

170 :: U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Repurchase Agreements(a)(b) (116.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $13,885,013	$13,885,000	$13,885,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,885,000)		13,885,000
TOTAL INVESTMENT SECURITIES (Cost $13,885,000)—116.0%		13,885,000
Net other assets (liabilities)—(16.0)%		(1,910,082)
NET ASSETS—100.0%		$11,974,918

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $130,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.625%, due on 11/15/50	Citibank North America	2/16/21	0.20%	$14,233,195	$14,580
30-Year U.S. Treasury Bond, 1.625%, due on 11/15/50	Societe' Generale	2/16/21	0.26%	760,625	2,331
				$14,993,820	$16,911

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 171

Common Stocks (74.4%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	306	$19,229
Alliant Energy Corp. (Electric Utilities)	1,470	71,516
Ameren Corp. (Multi-Utilities)	1,455	105,808
American Electric Power Co., Inc. (Electric Utilities)	2,919	236,176
American Water Works Co., Inc. (Water Utilities)	1,066	169,515
Atmos Energy Corp. (Gas Utilities)	741	65,948
Avangrid, Inc. (Electric Utilities)	329	15,223
Avista Corp. (Multi-Utilities)	404	15,142
Black Hills Corp. (Multi-Utilities)	367	21,697
CenterPoint Energy, Inc. (Multi-Utilities)	3,203	67,551
CMS Energy Corp. (Multi-Utilities)	1,683	95,729
Consolidated Edison, Inc. (Multi-Utilities)	2,013	142,480
Dominion Energy, Inc. (Multi-Utilities)	4,799	349,798
DTE Energy Co. (Multi-Utilities)	1,141	135,460
Duke Energy Corp. (Electric Utilities)	4,328	406,831
Edison International (Electric Utilities)	2,225	129,406
Entergy Corp. (Electric Utilities)	1,176	112,108
Essential Utilities, Inc. (Water Utilities)	1,313	60,792
Evergy, Inc. (Electric Utilities)	1,333	71,622
Eversource Energy (Electric Utilities)	2,017	176,488
Exelon Corp. (Electric Utilities)	5,738	238,471
FirstEnergy Corp. (Electric Utilities)	3,192	98,186
Hawaiian Electric Industries, Inc. (Electric Utilities)	643	21,258
IDACORP, Inc. (Electric Utilities)	297	26,225
MDU Resources Group, Inc. (Multi-Utilities)	1,178	30,970
National Fuel Gas Co. (Gas Utilities)	536	21,579
New Jersey Resources Corp. (Gas Utilities)	565	19,781
NextEra Energy, Inc. (Electric Utilities)	11,522	931,783
NiSource, Inc. (Multi-Utilities)	2,254	49,926
NorthWestern Corp. (Multi-Utilities)	297	16,178
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	1,437	59,506
ONE Gas, Inc. (Gas Utilities)	312	22,817
PG&E Corp.* (Electric Utilities)	8,754	100,058
Pinnacle West Capital Corp. (Electric Utilities)	662	49,816
PNM Resources, Inc. (Electric Utilities)	469	22,756
Portland General Electric Co. (Electric Utilities)	525	22,202
PPL Corp. (Electric Utilities)	4,522	125,124
Public Service Enterprise Group, Inc. (Multi-Utilities)	2,975	167,879
Sempra Energy (Multi-Utilities)	1,696	209,897
Southwest Gas Holdings, Inc. (Gas Utilities)	334	20,027
Spire, Inc. (Gas Utilities)	304	18,602
The AES Corp. (Independent Power and Renewable Electricity Producers)	3,912	95,414
The Southern Co. (Electric Utilities)	6,212	366,011
UGI Corp. (Gas Utilities)	1,224	44,052
Vistra Corp. (Independent Power and Renewable Electricity Producers)	2,875	57,414
WEC Energy Group, Inc. (Multi-Utilities)	1,855	164,910
Xcel Energy, Inc. (Electric Utilities)	3,090	197,729
TOTAL COMMON STOCKS (Cost $1,982,245)		5,667,090

Repurchase Agreements(a)(b) (31.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.02%, dated 1/31/21, due 2/1/21, total to be received $2,377,002	$2,377,000	$2,377,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,377,000)		2,377,000
TOTAL INVESTMENT SECURITIES (Cost $4,359,245)—105.6%		8,044,090
Net other assets (liabilities)—(5.6)%		(427,029)
NET ASSETS—100.0%		$7,617,061

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $1,464,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	2/23/21	0.59%	$3,174,989	$(89,029)
Dow Jones U.S. Utilities Index	UBS AG	2/23/21	0.44%	2,579,869	(91,457)
				$5,754,858	$(180,486)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

172 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Utilities UltraSector ProFund invested in the following industries as of January 31, 2021:

	Value	% of Net Assets
Electric Utilities	$3,438,219	45.1%
Gas Utilities	212,806	2.8%
Independent Power and Renewable Electricity Producers	212,333	2.8%
Multi-Utilities	1,573,425	20.7%
Water Utilities	230,307	3.0%
Other**	1,949,971	25.6%
Total	$7,617,061	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

Statements of Assets and Liabilities

174 :: Statements of Assets and Liabilities :: January 31, 2021 (unaudited)

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$39,868,762	$4,527,026	$14,512,000	$90,433,808
Securities, at value(a)	31,813,485	4,988,489	—	120,091,320
Repurchase agreements, at value	12,745,000	1,658,000	14,512,000	47,518,000
Total Investment Securities, at value	44,558,485	6,646,489	14,512,000	167,609,320
Cash	613	942	385	786
Segregated cash balances for futures contracts with brokers	—	—	96,800	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	105,879	3,452	14	303,393
Receivable for capital shares issued	115,457	47,483	251,825	41,646
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized appreciation on swap agreements	—	—	115,561	—
Variation margin on futures contracts	—	—	29,640	—
Prepaid expenses	11,921	10,705	17,920	21,730
Receivable for tax reclaims	—	—	—	—
TOTAL ASSETS	44,792,355	6,709,071	15,024,145	167,976,875
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	431,083	—	—
Payable for capital shares redeemed	655,383	94,500	896,872	188,941
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	1,638,080	239,709	—	5,089,136
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	30,084	2,178	9,023	117,132
Management services fees payable	6,017	436	1,805	23,427
Administration fees payable	1,505	224	528	5,878
Distribution and services fees payable—Service Class	3,154	306	231	4,522
Transfer agency fees payable	2,063	373	605	7,202
Fund accounting fees payable	1,777	274	529	6,899
Compliance services fees payable	70	100	81	855
Service fees payable	193	29	58	755
Other accrued expenses	37,082	738	14,942	168,470
TOTAL LIABILITIES	2,375,408	769,950	924,674	5,613,217
NET ASSETS	$42,416,947	$5,939,121	$14,099,471	$162,363,658
NET ASSETS CONSIST OF:
Capital	$38,644,700	$2,679,551	$81,054,617	$69,416,685
Total distributable earnings (loss)	3,772,247	3,259,570	66,955,146	92,946,973
NET ASSETS	$42,416,947	$5,939,121	$14,099,471	$162,363,658
NET ASSETS:
Investor Class	$38,986,201	$5,613,627	$13,650,808	$157,051,509
Service Class	3,430,746	325,494	448,663	5,312,149
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	944,321	71,877	704,345	2,175,354
Service Class	90,195	4,748	25,326	100,912
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$41.28	$78.10	$19.38	$72.20
Service Class	38.04	68.55	17.72	52.64
(a) Includes securities on loan valued at:	$—	$413,620	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Statements of Assets and Liabilities :: 175

Bull ProFund	Communication Services UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund

$21,048,914	$5,478,857	$8,657,696	$26,402,471	$3,145,064	$1,704,000
36,938,959	5,185,083	9,040,384	38,564,840	3,984,658	—
13,222,000	1,724,000	2,962,000	13,906,000	2,000	1,704,000
50,160,959	6,909,083	12,002,384	52,470,840	3,986,658	1,704,000
36,987	790	485	115	455	983
254,100	—	—	—	—	—
—	19	692	—	—	901
—	—	—	—	—	1,665
36,110	6,279	8,843	7,633	6,343	2
3,478,355	114,902	1,294,822	320,889	83,252	—
—	—	—	—	—	4,326
—	—	—	—	—	—
—	—	—	—	—	—
32,200	9,200	18,292	21,009	17,602	18,220
—	—	—	—	2,897	—
53,998,711	7,040,273	13,325,518	52,820,486	4,097,207	1,730,097

—	—	—	—	39,927	—
76,490	—	3,692	4,446	104,280	—
618,510	37,877	184,641	1,220,098	31,909	1,702
—	—	—	—	—	8,613
82,234	180,494	412,021	1,678,937	—	—
77,805	—	—	—	—	—
35,263	3,173	6,903	50,473	3,476	—
7,053	634	1,380	10,095	695	—
2,063	218	376	2,524	157	67
5,346	171	560	1,486	163	2
3,815	303	545	2,921	447	83
2,224	264	471	2,998	167	67
404	36	47	395	21	8
226	28	48	324	17	7
56,433	5,424	9,560	68,892	9,873	13,971
967,866	228,622	620,244	3,043,589	191,132	24,520
$53,030,845	$6,811,651	$12,705,274	$49,776,897	$3,906,075	$1,705,577

$16,212,098	$5,242,925	$9,414,499	$19,386,392	$7,924,544	$4,241,145
36,818,747	1,568,726	3,290,775	30,390,505	(4,018,469)	(2,535,568)
$53,030,845	$6,811,651	$12,705,274	$49,776,897	$3,906,075	$1,705,577

$47,552,303	$6,617,616	$12,072,210	$48,123,926	$3,727,173	$1,703,195
5,478,542	194,035	633,064	1,652,971	178,902	2,382

907,828	51,860	147,201	767,656	317,391	101,885
129,481	1,860	8,640	31,371	13,876	156

$52.38	$127.61	$82.01	$62.69	$11.74	$16.72
42.31	104.32	73.27	52.69	12.89	15.27
$73,393	$—	$3,485	$4,290	$95,103	$—

See accompanying notes to the financial statements.

176 :: Statements of Assets and Liabilities :: January 31, 2021 (unaudited)

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$2,878,126	$13,121,524	$5,304,293	129,363,845
Securities, at value(a)	3,640,502	16,132,579	5,576,921	159,324,480
Repurchase agreements, at value	1,595,000	5,892,000	2,230,000	58,875,000
Total Investment Securities, at value	5,235,502	22,024,579	7,806,921	218,199,480
Cash	7,194	342	939	738
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	792	723	—	—
Dividends and interest receivable	5,572	22,962	3,440	108
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	117,617	93,299	29,714	277,062
Prepaid expenses	14,106	14,136	17,547	26,255
TOTAL ASSETS	5,380,783	22,156,041	7,858,561	218,503,643
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for collateral for securities loaned	1,044	—	—	—
Payable for capital shares redeemed	46,539	36,077	44,410	656,310
Unrealized depreciation on swap agreements	159,988	486,200	247,025	5,728,685
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	1,377	13,297	5,318	137,800
Management services fees payable	276	2,659	1,064	27,560
Administration fees payable	195	656	260	6,902
Distribution and services fees payable—Service Class	380	1,076	284	8,934
Transfer agency fees payable	350	982	370	8,913
Fund accounting fees payable	300	807	361	8,097
Compliance services fees payable	27	92	90	1,130
Service fees payable	25	84	33	886
Other accrued expenses	6,034	24,004	18,590	196,125
TOTAL LIABILITIES	216,535	565,934	317,805	6,781,342
NET ASSETS	$5,164,248	$21,590,107	$7,540,756	211,722,301
NET ASSETS CONSIST OF:
Capital	$4,095,463	$15,804,597	$5,464,899	109,304,483
Total distributable earnings (loss)	1,068,785	5,785,510	2,075,857	102,417,818
NET ASSETS	$5,164,248	$21,590,107	$7,540,756	211,722,301
NET ASSETS:
Investor Class	$4,740,439	$20,336,525	$7,220,248	201,372,423
Service Class	423,809	1,253,582	320,508	10,349,878
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	202,223	232,258	155,678	2,940,571
Service Class	21,377	17,440	8,037	211,819
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$23.44	$87.56	$46.38	68.48
Service Class	19.83	71.88	39.88	48.86
(a) Includes securities on loan valued at:	$1,025	$—	$—	—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Statements of Assets and Liabilities :: 177

Large-Cap Growth ProFund	Large-Cap Value ProFund	Mid-Cap Growth ProFund	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund

$5,398,947	$5,204,751	$5,802,498	$8,761,855	$5,046,876	$77,447,030
16,691,698	6,742,549	9,208,683	5,390,903	6,107,969	57,769,724
—	—	6,000	4,910,000	10,000	67,119,000
16,691,698	6,742,549	9,214,683	10,300,903	6,117,969	124,888,724
—	—	814	269	925	180
—	—	—	—	—	264,000
—	—	—	—	—	—
8,976	10,423	1,535	1,072	1,413	5,577
766,379	—	—	—	—	—
63,989	362	97,152	109,449	40,464	3,989,306
18,180	12,871	13,042	10,205	9,831	20,351
17,549,222	6,766,205	9,327,226	10,421,898	6,170,602	129,168,138

31,039	17,407	—	—	—	—
—	28,097	12,121	10,369	32,313	126,742
760,750	33,005	26,701	554	27,021	313,134
—	—	—	55,778	—	887,526
—	—	—	—	—	82,425
13,328	5,403	8,892	5,234	2,964	74,486
2,666	1,081	1,778	1,047	593	15,961
779	259	520	364	221	4,670
1,763	1,563	654	619	491	7,712
1,472	751	1,033	449	555	6,464
862	386	595	490	315	4,709
294	38	195	30	27	792
86	28	57	40	24	513
31,119	8,926	17,602	7,896	2,473	151,546
844,158	96,944	70,148	82,870	66,997	1,676,680
$16,705,064	$6,669,261	$9,257,078	$10,339,028	$6,103,605	$127,491,458

$(5,453,219)	$8,352,782	$73,080	$8,149,240	$5,650,218	$62,653,835
22,158,283	(1,683,521)	9,183,998	2,189,788	453,387	64,837,623
$16,705,064	$6,669,261	$9,257,078	$10,339,028	$6,103,605	$127,491,458

$14,644,123	$4,902,474	$8,504,198	$9,619,998	$5,539,282	$118,554,647
2,060,941	1,766,787	752,880	719,030	564,323	8,936,811

118,640	68,650	73,053	98,209	69,381	977,985
20,542	28,122	7,939	9,093	8,718	91,922

$123.43	$71.41	$116.41	$97.95	$79.84	$121.22
100.33	62.83	94.83	79.08	64.73	97.22
$—	$26,960	$11,492	$9,337	$29,163	$113,344

See accompanying notes to the financial statements.

178 :: Statements of Assets and Liabilities :: January 31, 2021 (unaudited)

	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$10,252,819	$10,244,723	$2,910,401	$16,818,590
Securities, at value(a)	9,724,460	8,817,449	3,328,226	23,567,519
Repurchase agreements, at value	4,071,000	4,471,000	947,000	7,956,000
Total Investment Securities, at value	13,795,460	13,288,449	4,275,226	31,523,519
Cash	62	918	846	249
Segregated cash balances for futures contracts with brokers	—	—	—	—
Segregated cash balances for swap agreements with custodian	1	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	12,077	158	7,414	102
Receivable for capital shares issued	517,165	623,627	38,747	1,096,157
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	9,026	6,709	9,775	18,451
TOTAL ASSETS	14,333,791	13,919,861	4,332,008	32,638,478
LIABILITIES:
Payable for collateral for securities loaned	—	—	12,900	52,000
Payable for capital shares redeemed	85,269	848,849	2,172	1,020,090
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	594,308	1,235,889	114,115	256,869
Advisory fees payable	9,985	11,321	1,187	21,930
Management services fees payable	1,997	2,264	238	4,386
Administration fees payable	461	568	139	1,095
Distribution and services fees payable—Service Class	727	361	308	1,894
Transfer agency fees payable	738	747	215	2,131
Fund accounting fees payable	552	672	176	1,293
Compliance services fees payable	66	54	21	216
Service fees payable	59	73	18	141
Other accrued expenses	17,686	15,582	3,751	37,886
TOTAL LIABILITIES	711,848	2,116,380	135,240	1,399,931
NET ASSETS	$13,621,943	$11,803,481	$4,196,768	$31,238,547
NET ASSETS CONSIST OF:
Capital	$24,713,998	$31,123,999	$3,082,486	$82,031,389
Total distributable earnings (loss)	(11,092,055)	(19,320,518)	1,114,282	(50,792,842)
NET ASSETS	$13,621,943	$11,803,481	$4,196,768	$31,238,547
NET ASSETS:
Investor Class	$12,867,491	$11,220,331	$3,837,903	$29,178,736
Service Class	754,452	583,150	358,865	2,059,811
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	945,950	218,668	138,369	458,593
Service Class	64,730	12,649	15,123	37,918
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$13.60	$51.31	$27.74	$63.63
Service Class	11.66	46.10	23.73	54.32
(a) Includes securities on loan valued at:	$—	$—	$12,552	$50,466

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Statements of Assets and Liabilities :: 179

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short Nasdaq-100 ProFund

$2,524,132	$12,022,000	$2,209,000	$5,410,000	$62,278,660	$2,303,000
3,550,955	—	—	—	73,078,656	—
1,138,000	12,022,000	2,209,000	5,410,000	28,819,000	2,303,000
4,688,955	12,022,000	2,209,000	5,410,000	101,897,656	2,303,000
584	972	58	422	645	956
—	—	—	—	—	17,600
—	—	—	—	643	—
—	—	—	25,008	—	—
3,184	12	2	5	36,826	2
230,290	516,207	5	110,192	643,865	66,873
—	—	—	20,179	—	—
—	—	1,029	—	—	—
—	—	—	671,772	—	—
—	—	—	—	—	29,317
—	—	—	—	—	5,495
10,618	12,140	17,674	19,251	19,533	11,103
4,933,631	12,551,331	2,227,768	6,256,829	102,599,168	2,434,346

—	—	—	—	—	—
298,271	256,379	103	28,805	525,052	151,374
—	—	—	3,205	—	—
54,708	88,351	4,114	—	4,409,187	—
1,165	7,407	—	879	66,057	3,879
233	1,481	—	176	13,211	776
147	402	63	233	3,310	323
309	3,229	75	49	3,130	117
298	914	108	651	3,959	660
198	471	73	233	3,887	324
25	43	10	36	403	46
19	52	8	26	425	35
4,822	14,296	321	35,826	105,773	11,333
360,195	373,025	4,875	70,119	5,134,394	168,867
$4,573,436	$12,178,306	$2,222,893	$6,186,710	$97,464,774	$2,265,479

$5,617,514	$62,485,412	$6,383,480	$7,132,122	$53,727,757	$16,683,012
(1,044,078)	(50,307,106)	(4,160,587)	(945,412)	43,737,017	(14,417,533)
$4,573,436	$12,178,306	$2,222,893	$6,186,710	$97,464,774	$2,265,479

$4,220,074	$7,953,528	$2,138,223	$6,129,899	$93,918,115	$2,159,942
353,362	4,224,778	84,670	56,811	3,546,659	105,537

93,615	311,113	172,176	227,765	995,255	128,553
8,259	187,078	7,370	2,400	49,633	7,055

$45.08	$25.56	$12.42	$26.91	$94.37	$16.80
42.79	22.58	11.49	23.67	71.46	14.96
$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

180 :: Statements of Assets and Liabilities :: January 31, 2021 (unaudited)

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$856,000	$3,262,000	$734,000	$1,896,000
Securities, at value(a)	—	—	—	—
Repurchase agreements, at value	856,000	3,262,000	734,000	1,896,000
Total Investment Securities, at value	856,000	3,262,000	734,000	1,896,000
Cash	391	795	203	88
Segregated cash balances for futures contracts with brokers	—	—	—	7,150
Segregated cash balances for swap agreements with custodian	—	—	—	958
Dividends and interest receivable	1	3	1	2
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	170,781	3,428	176,126	96,934
Due from Advisor under an expense limitation agreement	2,192	—	2,303	1,402
Unrealized appreciation on swap agreements	43,437	37,080	10,035	29,910
Variation margin on futures contracts	—	—	—	1,580
Prepaid expenses	10,414	19,388	10,629	10,437
TOTAL ASSETS	1,083,216	3,322,694	933,297	2,044,461
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—
Payable for capital shares redeemed	97,845	1,077,152	843	265
Unrealized depreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	—	321	—	—
Management services fees payable	—	64	—	—
Administration fees payable	37	76	29	46
Distribution and services fees payable—Service Class	29	15	16	21
Transfer agency fees payable	59	89	41	66
Fund accounting fees payable	44	88	34	46
Compliance services fees payable	12	12	7	11
Service fees payable	5	10	4	5
Other accrued expenses	77	7,067	291	4,240
TOTAL LIABILITIES	98,108	1,084,894	1,265	4,700
NET ASSETS	$985,108	$2,237,800	$932,032	$2,039,761
NET ASSETS CONSIST OF:
Capital	$2,398,686	$13,089,833	$5,568,597	$15,723,100
Total distributable earnings (loss)	(1,413,578)	(10,852,033)	(4,636,565)	(13,683,339
NET ASSETS	$985,108	$2,237,800	$932,032	$2,039,761
NET ASSETS:
Investor Class	$953,949	$2,220,836	$915,559	$2,014,535
Service Class	31,159	16,964	16,473	25,226
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	21,244	136,135	86,610	256,679
Service Class	742	1,062	1,766	3,369
NET ASSET VALUE offering and redemption price per share):
Investor Class	$44.90	$16.31	$10.57	$7.85
Service Class	41.99	15.97	9.33	7.49
(a) Includes securities on loan valued at:	$—	$—	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Statements of Assets and Liabilities :: 181

Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	UltraBear ProFund

$16,705,133	$9,510,577	$11,917,624	$34,026,662	$731,890	$10,891,000
22,282,155	3,325,795	13,936,693	49,990,541	737,023	—
75,000	7,336,000	99,000	19,082,000	201,000	10,891,000
22,357,155	10,661,795	14,035,693	69,072,541	938,023	10,891,000
470	208	408	553	590	401
—	7,150	—	—	—	84,700
—	159	—	729	95	—
4,817	788	6,882	4,649	4,236	10
547,765	587	392,356	—	—	—
56,741	1,757,580	44,749	221,964	35,409	107,412
—	—	—	—	3,696	—
—	—	—	—	—	216,118
—	—	—	—	—	25,935
10,526	11,624	10,203	26,347	12,367	22,129
22,977,474	12,439,891	14,490,291	69,326,783	994,416	11,347,705

—	2,355	26,925	—	—	—
531,258	21,032	86,731	—	—	—
634,968	3,568	483,646	392,083	40,889	2,164,555
—	122,397	—	2,132,683	24,486	—
—	1,580	—	—	—	—
13,884	3,572	9,657	43,163	—	3,196
2,777	715	1,931	8,633	—	639
808	326	502	2,161	30	309
773	319	1,151	3,483	42	25
2,072	545	1,073	3,028	53	384
915	954	646	2,580	49	309
75	31	36	412	5	56
89	36	55	277	4	34
24,306	5,204	10,494	70,299	164	8,159
1,211,925	162,634	622,847	2,658,802	65,722	2,177,666
$21,765,549	$12,277,257	$13,867,444	$66,667,981	$928,694	$9,170,039

$18,183,080	$11,504,175	$12,723,281	$27,919,002	$6,508,179	$104,064,571
3,582,469	773,082	1,144,163	38,748,979	(5,579,485)	(94,894,532)
$21,765,549	$12,277,257	$13,867,444	$66,667,981	$928,694	$9,170,039

$20,855,825	$11,867,753	$12,520,375	$62,684,684	$880,185	$9,081,730
909,724	409,504	1,347,069	3,983,297	48,509	88,309

179,175	108,334	139,140	661,745	40,212	288,484
9,730	4,539	18,467	51,277	2,297	3,116

$116.40	$109.55	$89.98	$94.73	$21.89	$31.48
93.50	90.22	72.94	77.68	21.12	28.34
$666,931	$19,887	$87,782	$—	$—	$—

See accompanying notes to the financial statements.

182 :: Statements of Assets and Liabilities :: January 31, 2021 (unaudited)

	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund
ASSETS:
Total Investment Securities, at cost	$56,385,165	$16,674,332	$16,950,458	$10,430,903
Securities, at value(a)	61,950,021	21,913,828	17,535,221	15,319,136
Repurchase agreements, at value	35,109,000	4,028,000	10,124,000	2,503,000
Total Investment Securities, at value	97,059,021	25,941,828	27,659,221	17,822,136
Cash	218	126,159	959	16
Segregated cash balances for futures contracts with brokers	12,100	—	198,000	—
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	58,009	229	14,548	15,382
Receivable for investments sold	—	1,627,574	—	130,301
Receivable for capital shares issued	3,595,400	298,225	1,183,502	1,168,922
Due from Advisor under an expense limitation agreement	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—
Prepaid expenses	39,007	20,560	9,246	23,371
TOTAL ASSETS	100,763,755	28,014,575	29,065,476	19,160,128
LIABILITIES:
Payable for investments purchased	—	125,962	—	—
Payable for collateral for securities loaned	135,484	718,226	—	109,458
Payable for capital shares redeemed	3,110,118	521,398	392,723	552,364
Unrealized depreciation on swap agreements	1,360,333	807,846	395,185	316,158
Variation margin on futures contracts	3,705	—	63,036	—
Advisory fees payable	64,823	14,582	18,740	12,527
Management services fees payable	12,965	2,917	3,748	2,505
Administration fees payable	3,791	856	1,095	729
Distribution and services fees payable—Service Class	1,567	308	989	446
Transfer agency fees payable	4,901	1,397	1,636	1,310
Fund accounting fees payable	3,955	874	1,107	746
Compliance services fees payable	525	97	156	86
Service fees payable	416	94	120	80
Other accrued expenses	100,700	17,651	26,223	21,811
TOTAL LIABILITIES	4,803,283	2,212,208	904,758	1,018,220
NET ASSETS	$95,960,472	$25,802,367	$28,160,718	$18,141,908
NET ASSETS CONSIST OF:
Capital	$54,230,728	$23,280,212	$14,872,938	$16,143,660
Total distributable earnings (loss)	41,729,744	2,522,155	13,287,780	1,998,248
NET ASSETS	$95,960,472	$25,802,367	$28,160,718	$18,141,908
NET ASSETS:
Investor Class	$94,177,530	$25,459,782	$27,072,173	$17,690,045
Service Class	1,782,942	342,585	1,088,545	451,863
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,162,056	890,586	548,994	172,502
Service Class	27,429	13,575	25,591	4,840
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$81.04	$28.59	$49.31	$102.55
Service Class	65.00	25.24	42.54	93.36
(a) Includes securities on loan valued at:	$130,001	$575,343	$—	$78,863

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Statements of Assets and Liabilities :: 183

UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund	UltraShort China ProFund

$3,212,000	$15,276,000	$11,237,381	$33,414,518	$525,555,387	$676,000
—	—	14,347,260	26,111,789	462,887,388	—
3,212,000	15,276,000	1,909,000	18,403,000	412,807,000	676,000
3,212,000	15,276,000	16,256,260	44,514,789	875,694,388	676,000
630	679	1,251	482	563	685
—	2,004,750	—	267,300	915,200	—
—	—	—	90	306	—
3	15	27,325	5,240	44,634	—
—	—	—	—	—	—
54,626	37,693	1,565,451	816,352	24,734,291	168,556
—	—	—	—	—	4,981
—	—	—	—	—	39,862
22,477	17,423	15,310	20,170	64,959	18,356
3,289,736	17,336,560	17,865,597	45,624,423	901,454,341	908,440

—	—	—	—	—	—
—	—	874,227	244,102	1,019,620	—
398,390	160,861	243,072	374,123	4,266,242	401,921
82,150	262	402,387	690,204	18,640,647	—
—	761,010	—	84,600	285,740	—
2,528	12,819	12,157	29,965	568,447	—
506	2,136	2,431	5,993	113,690	—
171	642	708	1,755	33,267	40
171	203	192	820	17,471	6
340	1,232	1,580	2,234	46,738	106
200	644	720	1,883	33,354	47
21	74	90	194	4,219	4
22	71	78	193	3,652	5
8,823	11,427	13,995	35,920	809,057	1,292
493,322	951,381	1,551,637	1,471,986	25,842,144	403,421
$2,796,414	$16,385,179	$16,313,960	$44,152,437	$875,612,197	$505,019

$2,568,674	$14,131,044	$49,321,142	$33,527,924	$456,801,628	$7,199,338
227,740	2,254,135	(33,007,182)	10,624,513	418,810,569	(6,694,319)
$2,796,414	$16,385,179	$16,313,960	$44,152,437	$875,612,197	$505,019

$2,751,240	$16,168,290	$16,178,925	$43,286,296	$855,821,655	$498,908
45,174	216,889	135,035	866,141	19,790,542	6,111

155,901	490,441	1,169,665	851,486	11,192,474	49,165
2,904	7,835	10,101	21,137	337,602	681

$17.65	$32.97	$13.83	$50.84	$76.46	$10.15
15.56	27.68	13.37	40.98	58.62	8.97
$—	$—	$822,707	$227,345	$911,832	$—

See accompanying notes to the financial statements.

184 :: Statements of Assets and Liabilities :: January 31, 2021 (unaudited)

	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$4,827,000	$1,537,000	$1,829,000	$178,000
Securities, at value	—	—	—	—
Repurchase agreements, at value	4,827,000	1,537,000	1,829,000	178,000
Total Investment Securities, at value	4,827,000	1,537,000	1,829,000	178,000
Cash	133	390	195	523
Segregated cash balances for futures contracts with brokers	49,500	—	—	16,500
Segregated cash balances for swap agreements with custodian	—	—	—	—
Dividends and interest receivable	4	1	2	—
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	228,348	304,676	48,457	13,338
Due from Advisor under an expense limitation agreement	—	1,291	602	810
Unrealized appreciation on swap agreements	95,454	45,217	48,550	2,664
Variation margin on futures contracts	15,700	—	—	6,016
Prepaid expenses	12,052	21,710	20,755	12,977
TOTAL ASSETS	5,228,191	1,910,285	1,947,561	230,828
LIABILITIES:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	297,287	116,283	9,238	10,001
Unrealized depreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	90	—	—	—
Management services fees payable	18	—	—	—
Administration fees payable	163	29	60	13
Distribution and services fees payable—Service Class	130	26	5	20
Transfer agency fees payable	208	65	80	28
Fund accounting fees payable	163	33	70	13
Compliance services fees payable	25	6	12	2
Service fees payable	18	4	8	1
Other accrued expenses	554	337	2,413	589
TOTAL LIABILITIES	298,656	116,783	11,886	10,667
NET ASSETS	$4,929,535	$1,793,502	$1,935,675	$220,161
NET ASSETS CONSIST OF:
Capital	$27,511,016	$14,457,899	$18,544,176	$10,781,956
Total distributable earnings (loss)	(22,581,481)	(12,664,397)	(16,608,501)	(10,561,795)
NET ASSETS	$4,929,535	$1,793,502	$1,935,675	$220,161
NET ASSETS:
Investor Class	$4,770,895	$1,762,096	$1,928,980	$189,340
Service Class	158,640	31,406	6,695	30,821
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	164,144	83,412	67,158	14,449
Service Class	6,214	1,640	259	2,628
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$29.07	$21.13	$28.72	$13.10
Service Class	25.53	19.15	25.85	11.73

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2021 (unaudited) :: Statements of Assets and Liabilities :: 185

UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund	U.S. Government Plus ProFund

$2,812,000	$2,367,000	$10,093,000	$5,201,000	$63,428,166	$13,885,000
—	—	—	—	40,536,451	—
2,812,000	2,367,000	10,093,000	5,201,000	36,081,000	13,885,000
2,812,000	2,367,000	10,093,000	5,201,000	76,617,451	13,885,000
835	976	436	535	684	454
—	14,850	105,600	71,500	85,800	—
—	—	278	322	498	—
2	2	10	5	7,107	13
—	—	—	—	7,106	—
260,631	95,993	746,236	925,631	1,327,615	1,107,462
1,349	2,648	—	—	—	—
117,654	53,223	257,587	158,493	—	16,911
—	4,700	32,970	15,800	—	—
14,457	17,675	17,729	21,600	30,837	19,756
3,206,928	2,557,067	11,253,846	6,394,886	78,077,098	15,029,596

—	—	—	—	29,450	—
125,314	231,778	874,480	427,373	1,701,422	3,029,477
—	—	—	—	1,947,522	—
—	—	—	—	21,050	—
—	—	14,352	1,991	51,613	5,512
—	—	2,871	398	10,323	1,654
63	61	837	229	3,030	483
60	21	222	93	918	541
120	67	1,601	359	3,888	1,001
74	62	838	230	3,663	484
13	12	119	44	286	98
8	7	92	25	333	53
2,455	117	36,821	9,259	86,279	15,375
128,107	232,125	932,233	440,001	3,859,777	3,054,678
$3,078,821	$2,324,942	$10,321,613	$5,954,885	$74,217,321	$11,974,918

$18,499,756	$12,735,040	$62,063,056	$59,397,863	$38,728,314	$13,163,905
(15,420,935)	(10,410,098)	(51,741,443)	(53,442,978)	35,489,007	(1,188,987)
$3,078,821	$2,324,942	$10,321,613	$5,954,885	$74,217,321	$11,974,918

$2,658,397	$2,211,298	$10,109,146	$5,850,370	$73,125,963	$11,398,435
420,424	113,644	212,467	104,515	1,091,358	576,483

157,280	287,442	446,623	629,581	916,177	161,083
28,248	16,665	9,871	12,139	16,804	8,949

$16.90	$7.69	$22.63	$9.29	$79.82	$70.76
14.88	6.82	21.52	8.61	64.95	64.42

See accompanying notes to the financial statements.

186 :: Statements of Assets and Liabilities :: January 31, 2021 (unaudited)

Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$4,359,245
Securities, at value	5,667,090
Repurchase agreements, at value	2,377,000
Total Investment Securities, at value	8,044,090
Cash	530
Segregated cash balances for swap agreements with custodian	104
Dividends and interest receivable	3,733
Receivable for capital shares issued	38,273
Prepaid expenses	16,844
TOTAL ASSETS	8,103,574
LIABILITIES:
Payable for capital shares redeemed	283,810
Unrealized depreciation on swap agreements	180,486
Advisory fees payable	4,688
Management services fees payable	938
Administration fees payable	262
Distribution and services fees payable—Service Class	264
Transfer agency fees payable	377
Fund accounting fees payable	321
Compliance services fees payable	46
Service fees payable	34
Other accrued expenses	15,287
TOTAL LIABILITIES	486,513
NET ASSETS	$7,617,061
NET ASSETS CONSIST OF:
Capital	$12,121,794
Total distributable earnings (loss)	(4,504,733)
NET ASSETS	$7,617,061
NET ASSETS:
Investor Class	$7,311,836
Service Class	305,225
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	137,197
Service Class	6,138
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$53.29
Service Class	49.73

See accompanying notes to the financial statements.

Statements of Operations

188 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021
INVESTMENT INCOME:
Dividends	$203,977	$127,722	$—	$1,004,521
Interest	392	398	1,785	4,455
Foreign tax withholding	—	—	—	—
Income from securities lending	13	1,302	—	39
TOTAL INVESTMENT INCOME	204,382	129,422	1,785	1,009,015
EXPENSES:
Advisory fees	62,572	56,955	59,538	621,304
Management services fees	12,514	11,391	11,908	124,262
Administration fees	8,750	4,783	7,126	72,313
Distribution and services fees—Service Class	6,436	1,628	2,550	26,815
Transfer agency fees	5,998	3,297	4,302	40,032
Administrative services fees	30,901	18,532	25,618	311,933
Registration and filing fees	16,193	15,025	18,249	24,146
Custody fees	1,634	1,194	1,237	12,882
Fund accounting fees	4,967	3,024	3,879	39,499
Trustee fees	267	129	194	1,966
Compliance services fees	133	100	99	1,028
Service fees	556	334	440	4,471
Licensing fees	2,062	1,184	2,185	17,688
Other fees	9,328	6,155	6,660	67,995
Recoupment of prior expenses reduced by the Advisor	—	17,524	—	—
Total Gross Expenses before reductions	162,311	141,255	143,985	1,366,334
Expenses reduced and reimbursed by the Advisor	(348)	(4,454)	—	—
TOTAL NET EXPENSES	161,963	136,801	143,985	1,366,334
NET INVESTMENT INCOME (LOSS)	42,419	(7,379)	(142,200)	(357,319)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(299,383)	1,945,663	—	5,374,532
Net realized gains (losses) on futures contracts	—	—	(154,098)	—
Net realized gains (losses) on swap agreements	3,267,859	2,680,812	(2,476,427)	9,858,297
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	1,797,908	612,721	—	3,826,099
Change in net unrealized appreciation/depreciation on futures contracts	—	—	6,080	—
Change in net unrealized appreciation/depreciation on swap agreements	(1,539,345)	(176,499)	278,467	(588,158)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) NO INVESTMENTS	3,227,039	5,062,697	(2,345,978)	18,470,770
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,269,458	$5,055,318	$(2,488,178)	$18,113,451

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 189

Bull ProFund	Communication Services UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund	Europe 30 ProFund	Falling U.S. Dollar ProFund
Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021

$447,151	$21,073	$64,770	$249,796	$42,481	$—
2,001	177	234	2,045	—	158
—	—	—	—	(2,535)	—
248	—	5	387	217	—
449,400	21,250	65,009	252,228	40,163	158

268,128	25,020	34,382	283,229	13,538	5,462
53,626	5,004	6,876	56,646	2,708	1,092
32,291	2,701	4,288	31,585	2,679	1,055
26,825	899	2,669	8,247	844	229
27,893	1,771	3,078	17,057	3,950	769
102,758	11,454	13,680	134,955	3,322	4,243
29,572	15,212	15,574	17,469	13,544	13,710
5,696	490	779	5,776	1,944	5,901
18,927	1,550	2,560	18,133	1,571	590
840	74	126	791	70	29
471	40	63	457	41	16
2,017	171	271	2,025	167	67
5,847	1,633	1,070	8,273	—	3,273
28,991	3,265	4,763	32,253	4,055	2,149
—	—	—	—	—	—
603,882	69,284	90,179	616,896	48,433	38,585
—	(5,351)	(5,910)	—	(15,458)	(25,393)
603,882	63,933	84,269	616,896	32,975	13,192
(154,482)	(42,683)	(19,260)	(364,668)	7,188	(13,034)

9,692,665	(57,686)	150,961	1,230,469	105,350	—
1,272,385	—	—	—	—	—
1,515,666	848,162	1,732,436	8,381,151	—	—
—	—	—	—	—	91,645
(3,015,344)	632,193	1,143,917	4,968,387	125,800	—
(152,663)	—	—	—	—	—
(252,118)	(262,341)	(432,948)	(2,368,979)	—	—
—	—	—	—	—	(47,505)
9,060,591	1,160,328	2,594,366	12,211,028	231,150	44,140
$8,906,109	$1,117,645	$2,575,106	$11,846,360	$238,338	$31,106

See accompanying notes to the financial statements.

190 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund
	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021
INVESTMENT INCOME:
Dividends	$54,233	$122,225	$64,667	213,947
Interest	225	604	292	5,776
Foreign tax withholding	—	—	—	—
Income from securities lending	21	9	33	237
TOTAL INVESTMENT INCOME	54,479	122,838	64,992	219,960
EXPENSES:
Advisory fees	19,947	81,723	42,945	794,543
Management services fees	3,989	16,345	8,589	158,910
Administration fees	2,293	10,345	5,343	90,212
Distribution and services fees—Service Class	2,205	5,710	1,524	49,901
Transfer agency fees	1,877	6,980	3,661	53,506
Administrative services fees	8,077	37,149	22,898	372,439
Registration and filing fees	20,390	27,559	14,583	26,427
Custody fees	443	1,738	1,214	16,448
Fund accounting fees	1,727	5,597	3,840	49,900
Trustee fees	64	291	122	2,495
Compliance services fees	33	129	108	1,320
Service fees	145	608	376	5,654
Other fees	3,751	11,051	8,953	107,061
Total Gross Expenses before reductions	64,941	205,225	114,156	1,728,816
Expenses reduced and reimbursed by the Advisor	(12,570)	—	(10,709)	—
TOTAL NET EXPENSES	52,371	205,225	103,447	1,728,816
NET INVESTMENT INCOME (LOSS)	2,108	(82,387)	(38,455)	(1,508,856)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	468,201	1,460,762	709,866	13,470,523
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	714,274	1,636,540	1,632,386	33,573,721
Change in net unrealized appreciation/depreciation on investment securities	87,305	(174,013)	671,521	9,340,756
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(146,874)	(155,774)	(244,995)	(11,306,048)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,122,906	2,767,515	2,768,778	45,078,952
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,125,014	$2,685,128	$2,730,323	43,570,096

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 191

Large-Cap Growth ProFund	Large-Cap Value ProFund	Mid-Cap Growth ProFund	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund
Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021

$244,025	$90,444	$158,155	$31,039	$59,508	$322,159
9	—	5	227	—	6,896
—	—	—	—	—	(209)
—	51	96	68	198	149
244,034	90,495	158,256	31,334	59,706	328,995

175,948	25,421	126,673	23,155	20,265	491,062
35,190	5,084	25,335	4,631	4,053	105,229
21,676	3,478	14,989	2,853	2,176	60,971
8,682	7,781	3,780	3,132	2,419	48,069
16,032	5,411	12,583	2,049	2,960	45,017
71,033	3,769	54,676	10,008	3,816	213,150
20,509	15,680	16,692	14,984	14,081	27,822
4,478	791	3,331	527	492	11,050
12,669	2,856	9,063	2,215	1,698	34,022
512	97	354	82	60	1,625
325	52	212	43	31	907
1,353	219	948	180	136	3,837
24,739	4,864	16,439	3,941	2,945	84,635
393,146	75,503	285,075	67,800	55,132	1,127,396
—	(60)	—	(2,500)	(4,617)	—
393,146	75,443	285,075	65,300	50,515	1,127,396
(149,112)	15,052	(126,819)	(33,966)	9,191	(798,401)

13,467,899	215,564	7,731,415	751,114	1,007,087	13,942,608
—	—	—	19,944	—	3,063,999
—	—	—	735,200	—	10,417,767
(8,262,409)	265,425	(397,789)	95,608	397,220	(81,496)
—	—	—	(2,217)	—	(94,737)
—	—	—	(53,938)	—	(1,456,073)
5,205,490	480,989	7,333,626	1,545,711	1,404,307	25,792,068
$5,056,378	$496,041	$7,206,807	$1,511,745	$1,413,498	$24,993,667

See accompanying notes to the financial statements.

192 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Oil & Gas UltraSector ProFund	Oil Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021
INVESTMENT INCOME:
Dividends	$257,726	$57,903	$30,097	$174,467
Interest	324	283	99	1,140
Foreign tax withholding	(1)	(30)	—	(18,069)
Income from securities lending	18	447	157	997
TOTAL INVESTMENT INCOME	258,067	58,603	30,353	158,535
EXPENSES:
Advisory fees	46,189	40,797	15,383	150,578
Management services fees	9,238	8,159	3,077	30,116
Administration fees	5,861	4,875	1,824	17,887
Distribution and services fees—Service Class	3,730	1,836	1,645	10,943
Transfer agency fees	4,261	3,344	1,276	15,406
Administrative services fees	23,450	19,206	7,063	54,767
Registration and filing fees	15,916	14,850	14,607	24,168
Custody fees	1,216	1,023	325	3,160
Fund accounting fees	3,317	2,760	1,088	9,858
Trustee fees	158	131	50	480
Compliance services fees	87	71	26	254
Service fees	368	308	114	1,111
Licensing fees	1,415	1,113	463	4,578
Other fees	6,335	5,389	2,516	17,527
Total Gross Expenses before reductions	121,541	103,862	49,457	340,833
Expenses reduced and reimbursed by the Advisor	—	(5,202)	(11,303)	—
TOTAL NET EXPENSES	121,541	98,660	38,154	340,833
NET INVESTMENT INCOME (LOSS)	136,526	(40,057)	(7,801)	(182,298)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(993,945)	(1,683,566)	173,959	(325,306)
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	1,322,263	808,278	472,124	(4,893,829)
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	1,623,224	1,814,369	216,356	(6,423,629)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(170,690)	(862,805)	(89,742)	(2,172,634)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,780,852	76,276	772,697	(13,815,398)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,917,378	$36,219	$764,896	$(13,997,696)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 193

Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund	Semiconductor UltraSector ProFund	Short Nasdaq-100 ProFund
Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021

$30,933	$—	$—	$—	$400,091	$—
130	970	210	684	1,937	835
—	—	—	—	(1,042)	—
29	—	—	—	—	—
31,092	970	210	684	400,986	835

17,838	33,383	7,170	25,307	299,794	27,275
3,568	6,677	1,434	5,062	59,959	5,455
1,918	4,470	674	3,077	35,571	3,961
1,726	5,718	423	301	14,795	1,074
1,747	4,724	558	4,289	20,297	3,903
6,221	14,385	2,621	4,002	148,421	9,925
17,506	13,875	13,220	15,993	33,311	12,494
326	876	133	3,816	6,472	958
1,205	2,702	406	1,654	20,048	2,186
52	139	21	81	999	111
28	70	11	43	527	63
119	306	46	188	2,267	248
494	—	—	7,251	8,938	2,293
2,750	5,612	1,358	3,737	37,297	4,581
55,498	92,937	28,075	74,801	688,696	74,527
(8,749)	(3,399)	(10,635)	(14,438)	—	(8,720)
46,749	89,538	17,440	60,363	688,696	65,807
(15,657)	(88,568)	(17,230)	(59,679)	(287,710)	(64,972)

277,905	—	—	—	1,525,062	—
—	439	—	—	—	(28,750)
366,930	839,301	58,819	—	21,205,102	2,968,662
—	—	—	(528,332)	—	—
(133,304)	—	—	—	15,046,443	—
—	—	—	—	—	(11,818)
(192,474)	193,858	12,769	—	(4,599,740)	645,676
—	—	—	314,140	—	—
319,057	1,033,598	71,588	(214,192)	33,176,867	3,573,770
$303,400	$945,030	$54,358	$(273,871)	$32,889,157	$3,508,798

See accompanying notes to the financial statements.

194 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Short Oil & Gas ProFund	Short Precious Metals ProFund	Short Real Estate ProFund	Short Small-Cap ProFund
	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	314	265	160	203
Foreign tax withholding	—	—	—	—
Income from securities lending	—	—	—	—
TOTAL INVESTMENT INCOME	314	265	160	203
EXPENSES:
Advisory fees	10,229	8,909	5,206	6,546
Management services fees	2,046	1,782	1,041	1,309
Administration fees	959	1,462	507	1,139
Distribution and services fees—Service Class	166	293	104	142
Transfer agency fees	793	1,032	340	893
Administrative services fees	3,707	6,306	2,783	4,099
Registration and filing fees	14,547	14,967	15,402	12,603
Custody fees	179	276	98	202
Fund accounting fees	559	896	296	613
Trustee fees	27	46	14	30
Compliance services fees	12	23	7	18
Service fees	64	102	34	70
Other fees	2,133	2,166	1,504	3,134
Total Gross Expenses before reductions	35,421	38,260	27,336	30,798
Expenses reduced and reimbursed by the Advisor	(10,979)	(16,824)	(14,875)	(15,121)
TOTAL NET EXPENSES	24,442	21,436	12,461	15,677
NET INVESTMENT INCOME (LOSS)	(24,128)	(21,171)	(12,301)	(15,474)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	(37,597)
Net realized gains (losses) on swap agreements	(498,758)	78,751	(173,537)	(165,522)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	(5,914
Change in net unrealized appreciation/depreciation on swap agreements	(60,339)	147,350	70,012	27,027
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(559,097)	226,101	(103,525)	(182,006)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(583,225)	$204,930	$(115,826)	$(197,480)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 195

Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	UltraBear ProFund
Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021

$74,798	$14,505	$73,870	$259,205	$10,290	$—
3	309	1	2,190	24	1,014
(2)	(20)	(83)	(203)	—	—
1,097	311	1,516	150	18	—
75,896	15,105	75,304	261,342	10,332	1,014

56,316	20,541	28,907	304,782	3,412	34,029
11,263	4,108	5,781	60,957	682	6,806
8,470	2,289	3,810	35,843	381	3,984
4,240	1,434	2,752	19,185	226	202
11,299	2,260	4,814	22,510	306	2,760
15,135	7,251	7,465	129,695	1,392	15,380
14,427	16,317	14,264	31,416	14,108	21,700
1,760	451	787	6,343	78	711
5,489	3,733	2,864	19,886	292	2,172
242	70	112	975	10	109
128	37	57	497	6	61
543	147	243	2,221	24	247
8,855	5,245	4,472	41,991	1,123	5,159
138,167	63,883	76,328	676,301	22,040	93,320
—	(11,556)	(324)	—	(13,716)	(12,355)
138,167	52,327	76,004	676,301	8,324	80,965
(62,271)	(37,222)	(700)	(414,959)	2,008	(79,951)

1,632,384	48,480	1,009,933	2,152,900	6,739	—
—	155,149	—	—	—	(205,230)
—	839,845	—	12,977,416	85,358	(2,866,177)
2,915,265	695,672	1,400,840	5,710,983	33,123	—
—	4,367	—	—	—	26,129
—	(130,729)	—	(4,704,023)	(33,408)	384,430
4,547,649	1,612,784	2,410,773	16,137,276	91,812	(2,660,848)
$4,485,378	$1,575,562	$2,410,073	$15,722,317	$93,820	$(2,740,799)

See accompanying notes to the financial statements.

196 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund
	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021
INVESTMENT INCOME:
Dividends	$499,662	$62,150	$174,703	97,121
Interest	4,180	275	1,242	192
Foreign tax withholding	—	(4,747)	—	(13,375)
Income from securities lending	331	515	—	48
TOTAL INVESTMENT INCOME	504,173	58,193	175,945	83,986
EXPENSES:
Advisory fees	377,625	73,088	108,923	62,218
Management services fees	75,526	14,618	21,785	12,444
Administration fees	44,819	8,036	12,411	7,959
Distribution and services fees—Service Class	9,013	8,836	4,919	1,937
Transfer agency fees	30,716	7,275	9,717	7,742
Administrative services fees	154,820	27,001	45,565	22,529
Registration and filing fees	40,728	16,316	16,848	16,478
Custody fees	8,214	4,056	2,278	3,713
Fund accounting fees	25,938	4,530	6,917	4,585
Trustee fees	1,235	231	336	219
Compliance services fees	651	117	182	118
Service fees	2,827	505	778	508
Other fees	47,006	11,256	17,563	11,749
Total Gross Expenses before reductions	819,118	175,865	248,222	152,199
Expenses reduced and reimbursed by the Advisor	—	—	—	(2,668)
TOTAL NET EXPENSES	819,118	175,865	248,222	149,531
NET INVESTMENT INCOME (LOSS)	(314,945)	(117,672)	(72,277)	(65,545)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	210,156	(192,620)	1,427,074	39,695
Net realized gains (losses) on futures contracts	1,927,379	—	286,989	—
Net realized gains (losses) on swap agreements	17,963,682	5,682,696	4,875,031	4,335,611
Change in net unrealized appreciation/depreciation on investment securities	7,128,294	4,117,139	695,148	3,552,726
Change in net unrealized appreciation/depreciation on futures contracts	(264,265)	—	(40,151)	—
Change in net unrealized appreciation/depreciation on swap agreements	(2,645,409)	(939,916)	(159,157)	16,573
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	24,319,837	8,667,299	7,084,934	7,944,605
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,004,892	$8,549,627	$7,012,657	7,879,060

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 197

UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund	UltraShort China ProFund
Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021

$—	$—	$160,088	$178,115	$1,751,823	$—
409	1,310	227	1,505	38,786	90
—	—	(10,762)	—	(1,105)	—
—	—	1,127	1,002	1,001	—
409	1,310	150,680	180,622	1,790,505	90

14,454	62,195	58,629	141,077	2,979,810	3,090
2,891	10,366	11,726	28,216	595,967	618
2,104	5,825	6,505	15,807	334,372	410
453	765	866	3,862	89,823	50
2,091	6,014	7,791	10,846	256,929	489
8,166	16,408	15,475	62,008	1,236,052	1,265
15,566	15,460	16,686	16,030	71,284	14,131
443	1,063	6,848	3,014	63,141	77
1,307	3,258	3,699	9,511	186,744	243
60	161	173	441	9,336	11
35	88	100	234	4,965	6
148	370	412	1,001	21,167	28
3,456	6,553	9,974	17,928	486,336	1,639
51,174	128,526	138,884	309,975	6,335,926	22,057
(16,416)	(4,755)	—	—	—	(14,674)
34,758	123,771	138,884	309,975	6,335,926	7,383
(34,349)	(122,461)	11,796	(129,353)	(4,545,421)	(7,293)

—	—	(168,476)	840,592	20,608,388	—
—	3,990,200	—	217,551	15,435,536	—
1,066,547	12,797	1,666,671	11,660,442	191,446,211	(383,567)
—	—	1,549,927	4,295,237	51,308,136	—
—	2,243,065	—	(181,208)	(1,518,067)	—
160,938	3,928	244,641	(621,173)	(35,819,189)	49,728
1,227,485	6,249,990	3,292,763	16,211,441	241,461,015	(333,839)
$1,193,136	$6,127,529	$3,304,559	$16,082,088	$236,915,594	$(341,132)

See accompanying notes to the financial statements.

198 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund
	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	567	120	252	53
Foreign tax withholding	—	—	—	—
TOTAL INVESTMENT INCOME	567	120	252	53
EXPENSES:
Advisory fees	18,582	3,951	8,132	2,434
Management services fees	3,716	790	1,627	406
Administration fees	1,755	451	1,036	283
Distribution and services fees—Service Class	1,030	335	41	27
Transfer agency fees	1,209	496	709	246
Administrative services fees	6,994	1,388	4,389	997
Registration and filing fees	19,025	15,048	14,011	21,248
Custody fees	319	85	204	51
Fund accounting fees	950	269	607	156
Trustee fees	47	14	30	8
Compliance services fees	25	7	16	3
Service fees	108	31	69	18
Other fees	3,188	1,555	2,300	1,582
Total Gross Expenses before reductions	56,948	24,420	33,171	27,459
Expenses reduced and reimbursed by the Advisor	(11,818)	(14,710)	(13,829)	(22,617)
TOTAL NET EXPENSES	45,130	9,710	19,342	4,842
NET INVESTMENT INCOME (LOSS)	(44,563)	(9,590)	(19,090)	(4,789)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—
Net realized gains (losses) on futures contracts	(99,547)	—	—	(127,392)
Net realized gains (losses) on swap agreements	(1,592,696)	(621,572)	(782,043)	(28,417)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	(18,140)	—	—	(47,289)
Change in net unrealized appreciation/depreciation on swap agreements	28,199	23,212	(109,392)	(5,144)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,682,184)	(598,360)	(891,435)	(208,242)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,726,747)	$(607,950)	$(910,525)	$(213,031)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 199

UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund	U.S. Government Plus ProFund
Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021	Six Months Ended January 31, 2021

$—	$—	$—	$—	$159,810	$—
321	282	2,282	957	2,838	52,697
—	—	—	—	(233)	—
321	282	2,282	957	162,415	52,697

9,923	8,915	72,123	29,842	203,806	45,014
1,985	1,783	14,425	5,968	40,761	13,505
1,186	914	10,931	3,748	24,797	8,137
201	129	914	796	3,199	7,605
1,044	555	10,246	2,903	17,849	8,441
4,596	4,035	31,343	11,115	95,374	19,648
15,913	14,107	20,006	18,676	29,231	21,676
227	162	3,561	659	4,747	1,489
696	492	6,070	2,023	17,505	4,398
37	25	304	100	706	216
18	13	173	53	381	114
79	56	689	230	1,592	499
2,558	1,690	17,537	7,433	46,821	9,072
38,463	32,876	188,322	83,546	486,769	139,814
(14,711)	(11,587)	—	(11,925)	—	—
23,752	21,289	188,322	71,621	486,769	139,814
(23,431)	(21,007)	(186,040)	(70,664)	(324,354)	(87,117)

—	—	—	—	247,256	(1,152,360)
—	(39,522)	(130,028)	(55,969)	1,962,830	(423)
(1,250,770)	(1,193,488)	9,554,865	(5,360,848)	27,230,510	(2,092,454)
—	—	—	—	8,102,638	(369,969)
—	(8,925)	(3,315)	(62,517)	(96,767)	—
(75,587)	56,935	2,211,538	149,227	(1,920,465)	(389,103)
(1,326,357)	(1,185,000)	11,633,060	(5,330,107)	35,526,002	(4,004,309)
$(1,349,788)	$(1,206,007)	$11,447,020	$(5,400,771)	$35,201,648	$(4,091,426)

See accompanying notes to the financial statements.

200 :: Statements of Operations :: For the Periods Indicated (unaudited)

Utilities UltraSector ProFund
Six Months Ended January 31, 2021
INVESTMENT INCOME:
Dividends	$106,560
Interest	261
TOTAL INVESTMENT INCOME	106,821
EXPENSES:
Advisory fees	33,245
Management services fees	6,649
Administration fees	4,185
Distribution and services fees—Service Class	1,477
Transfer agency fees	2,765
Administrative services fees	16,813
Registration and filing fees	21,950
Custody fees	730
Fund accounting fees	2,403
Trustee fees	114
Compliance services fees	59
Service fees	261
Other fees	6,696
Total Gross Expenses before reductions	97,347
Expenses reduced and reimbursed by the Advisor	(3,454)
TOTAL NET EXPENSES	93,893
NET INVESTMENT INCOME (LOSS)	12,928
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	308,225
Net realized gains (losses) on swap agreements	460,973
Change in net unrealized appreciation/depreciation on investment securities	(217,028)
Change in net unrealized appreciation/depreciation on swap agreements	(174,962)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	377,208
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$390,136

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

202 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Banks UltraSector ProFund		Basic Materials UltraSector ProFund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$42,419	$176,535	$(7,379)	$2,478
Net realized gains (losses) on investments	2,968,476	2,025,482	4,626,475	(12,751)
Change in net unrealized appreciation/depreciation on investments	258,563	(3,023,429)	436,222	(408,923)
Change in net assets resulting from operations	3,269,458	(821,412)	5,055,318	(419,196)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(147,431)	(90,892)	—
Service Class	—	—	(1,014)	—
Change in net assets resulting from distributions	—	(147,431)	(91,906)	—
Change in net assets resulting from capital transactions	31,499,656	(1,636,322)	(2,199,420)	(1,359,377)
Change in net assets	34,769,114	(2,605,165)	2,763,992	(1,778,573)
NET ASSETS:
Beginning of period	7,647,833	10,252,998	3,175,129	4,953,702
End of period	$42,416,947	$7,647,833	$5,939,121	$3,175,129
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$72,495,365	$89,695,853	$73,182,385	$13,619,538
Distributions reinvested	—	146,808	88,159	—
Value of shares redeemed	(43,944,628)	(91,042,580)	(75,453,967)	(14,948,177)
Service Class
Proceeds from shares issued	4,499,723	8,268,860	508,856	835,367
Distributions reinvested	—	—	1,014	—
Value of shares redeemed	(1,550,804)	(8,705,263)	(525,867)	(866,105)
Change in net assets resulting from capital transactions	$31,499,656	$(1,636,322)	$(2,199,420)	$(1,359,377)
SHARE TRANSACTIONS:
Investor Class
Issued	1,971,015	2,208,465	1,047,257	226,655
Reinvested	—	2,470	1,108	—
Redeemed	(1,284,680)	(2,141,178)	(1,022,343)	(253,284)
Service Class
Issued	134,801	317,488	8,320	16,023
Reinvested	—	—	15	—
Redeemed	(55,968)	(322,502)	(8,579)	(16,577)
Change in shares	765,168	64,743	25,778	(27,183)

(a)	As described in Note 9, share amounts adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 203

Bear ProFund		Biotechnology UltraSector ProFund		Bull ProFund
Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020

$(142,200)	$(187,031)	$(357,319)	$(236,270)	$(154,482)	$(56,620)
(2,630,525)	(5,472,380)	15,232,829	55,508,678	12,480,716	5,163,508
284,547	(374,769)	3,237,941	3,716,275	(3,420,125)	5,675,609
(2,488,178)	(6,034,180)	18,113,451	58,988,683	8,906,109	10,782,497

(8,361)	(43,064)	(16,545,172)	(6,194,963)	(3,644,965)	(1,066,094)
—	—	(765,227)	(282,054)	(317,434)	(91,696)
(8,361)	(43,064)	(17,310,399)	(6,477,017)	(3,962,399)	(1,157,790)
220,731	2,303,665	(32,504,214)	(25,976,225)	(29,449,312)	2,558,866
(2,275,808)	(3,773,579)	(31,701,162)	26,535,441	(24,505,602)	12,183,573

16,375,279	20,148,858	194,064,820	167,529,379	77,536,447	65,352,874
$14,099,471	$16,375,279	$162,363,658	$194,064,820	$53,030,845	$77,536,447

$73,190,835	$169,384,655	$61,936,621	$151,474,960	$142,487,482	$375,872,416
8,006	39,530	16,351,107	6,111,625	3,627,957	1,046,363
(72,848,511)	(167,465,049)	(110,367,922)	(182,213,492)	(175,473,086)	(375,333,495)

1,722,694	8,075,658	366,821	3,537,199	10,732,030	42,139,182
—	—	762,453	281,086	317,410	61,683
(1,852,293)	(7,731,129)	(1,553,294)	(5,167,603)	(11,141,105)	(41,227,283)
$220,731	$2,303,665	$(32,504,214)	$(25,976,225)	$(29,449,312)	$2,558,866

3,531,451	6,326,962	899,027	2,419,582	2,750,012	8,587,263	(a)
413	1,522	239,736	96,201	69,343	21,620	(a)
(3,519,848)	(6,319,606)	(1,566,983)	(3,033,083)	(3,387,808)	(8,481,015	)(a)

88,979	296,123	6,854	75,250	250,018	1,108,150	(a)
—	—	15,320	5,775	7,527	1,549	(a)
(96,194)	(292,572)	(30,333)	(109,923)	(260,930)	(1,089,693	)(a)
4,801	12,429	(436,379)	(546,198)	(571,838)	147,874

See accompanying notes to the financial statements.

204 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Communication Services UltraSector ProFund		Consumer Goods UltraSector ProFund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)		Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(42,683)	$(75,082)	$(19,260)		$22,130
Net realized gains (losses) on investments	790,476	15,785	1,883,397		(1,102,244)
Change in net unrealized appreciation/depreciation on investments	369,852	472,901	710,969		419,550
Change in net assets resulting from operations	1,117,645	413,604	2,575,106		(660,564)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(199,038)	—		(131,877)
Service Class	—	(3,708)	—		(10,965)
Change in net assets resulting from distributions	—	(202,746)	—		(142,842)
Change in net assets resulting from capital transactions	(46,443)	(4,745,645)	2,077,122		3,970,448
Change in net assets	1,071,202	(4,534,787)	4,652,228		3,167,042
NET ASSETS:
Beginning of period	5,740,449	10,275,236	8,053,046		4,886,004
End of period	$6,811,651	$5,740,449	$12,705,274		$8,053,046
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$12,656,877	$22,985,189	$21,599,447		$31,477,028
Distributions reinvested	—	193,461	—		125,656
Value of shares redeemed	(12,712,275)	(27,890,721)	(19,528,143)		(27,650,150)
Service Class
Proceeds from shares issued	806,657	891,729	854,142		2,049,348
Distributions reinvested	—	3,708	—		10,965
Value of shares redeemed	(797,702)	(929,011)	(848,324)		(2,042,399)
Change in net assets resulting from capital transactions	$(46,443)	$(4,745,645)	$2,077,122		$3,970,448
SHARE TRANSACTIONS:
Investor Class
Issued	106,761	247,594	290,171	(a)	587,902	(a)
Reinvested	—	2,004	—		2,182	(a)
Redeemed	(108,281)	(305,083)	(271,196	)(a)	(546,520	)(a)
Service Class
Issued	8,530	12,106	13,409	(a)	43,762	(a)
Reinvested	—	46	—		210	(a)
Redeemed	(8,454)	(12,538)	(13,355	)(a)	(43,492	)(a)
Change in shares	(1,444)	(55,871)	19,029		44,044

(a)	As described in Note 9, share amounts adjusted for 2:1 share split that occurred on December 14, 2020.
(b)	As described in Note 9, share amounts adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 205

Consumer Services UltraSector ProFund			Europe 30 ProFund		Falling U.S. Dollar ProFund
Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020		Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020

$(364,668)	$(264,817)		$7,188	$60,747	$(13,034)	$(9,109)
9,611,620	604,046		105,350	(1,342,074)	91,645	(121,722)
2,599,408	1,960,435		125,800	(297,020)	(47,505)	59,194
11,846,360	2,299,664		238,338	(1,578,347)	31,106	(71,637)

(2,913,045)	—		(102,170)	(39,836)	—	—
(78,570)	—		(2,404)	—	—	—
(2,991,615)	—		(104,574)	(39,836)	—	—
(5,499,991)	(48,924,725)		(692,848)	821,860	442,479	297,148
3,354,754	(46,625,061)		(559,084)	(796,323)	473,585	225,511

46,422,143	93,047,204		4,465,159	5,261,482	1,231,992	1,006,481
$49,776,897	$46,422,143		$3,906,075	$4,465,159	$1,705,577	$1,231,992

$106,654,125	$78,083,805		$10,194,929	$50,853,271	$4,403,523	$12,046,129
2,898,482	—		101,979	39,191	—	—
(114,892,925)	(126,250,046)		(10,992,386)	(49,999,176)	(3,952,031)	(11,744,496)

1,202,230	3,890,598		202,685	173,722	873,853	5,526,912
78,414	—		2,404	—	—	—
(1,440,317)	(4,649,082)		(202,459)	(245,148)	(882,866)	(5,531,397)
$(5,499,991)	$(48,924,725)		$(692,848)	$821,860	$442,479	$297,148

1,794,552	1,687,455	(b)	915,502	4,257,256	265,303	760,634
45,566	—		8,761	2,992	—	—
(1,901,439)	(2,807,983	)(b)	(1,001,679)	(4,263,197)	(238,336)	(748,334)

23,727	96,876	(b)	15,995	16,088	58,924	378,250
1,465	—		188	—	—	—
(28,501)	(125,481	)(b)	(15,702)	(21,958)	(58,923)	(378,537)
(64,630)	(1,149,133)		(76,935)	(8,819)	26,968	12,013

See accompanying notes to the financial statements.

206 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Financials UltraSector ProFund		Health Care UltraSector ProFund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,108	$14,016	$(82,387)	$(83,935)
Net realized gains (losses) on investments	1,182,475	154,060	3,097,302	1,861,670
Change in net unrealized appreciation/depreciation on investments	(59,569)	(2,100,258)	(329,787)	986,999
Change in net assets resulting from operations	1,125,014	(1,932,182)	2,685,128	2,764,734
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(183,769)	—	(12,104)
Service Class	—	(3,702)	—	—
Change in net assets resulting from distributions	—	(187,471)	—	(12,104)
Change in net assets resulting from capital transactions	(642,866)	(34,405,322)	(28,278,507)	28,452,876
Change in net assets	482,148	(36,524,975)	(25,593,379)	31,205,506
NET ASSETS:
Beginning of period	4,682,100	41,207,075	47,183,486	15,977,980
End of period	$5,164,248	$4,682,100	$21,590,107	$47,183,486
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$50,695,322	$88,129,365	$33,018,240	$125,065,683
Distributions reinvested	—	172,277	—	11,217
Value of shares redeemed	(51,237,562)	(122,002,391)	(61,207,517)	(96,225,694)
Service Class
Proceeds from shares issued	190,914	1,206,566	437,217	2,019,921
Distributions reinvested	—	3,702	—	—
Value of shares redeemed	(291,540)	(1,914,841)	(526,447)	(2,418,251)
Change in net assets resulting from capital transactions	$(642,866)	$(34,405,322)	$(28,278,507)	$28,452,876
SHARE TRANSACTIONS:
Investor Class
Issued	2,389,075	3,777,582	417,776	1,777,683
Reinvested	—	6,404	—	155
Redeemed	(2,407,920)	(5,169,697)	(794,637)	(1,406,669)
Service Class
Issued	11,195	58,720	6,558	35,944
Reinvested	—	161	—	—
Redeemed	(16,974)	(94,529)	(8,060)	(42,920)
Change in shares	(24,624)	(1,421,359)	(378,363)	364,193

(a)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(b)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 207

Industrials UltraSector ProFund			Internet UltraSector ProFund				Large-Cap Growth ProFund
Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020		Six Months Ended January 31, 2021 (unaudited)		Year Ended July 31, 2020		Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020

$(38,455)	$(23,894)		$(1,508,856)		$(1,704,313)		$(149,112)	$(134,017)
2,342,252	15,201		47,044,244		37,918,125		13,467,899	5,321,782
426,526	(1,243,736)		(1,965,292)		6,297,029		(8,262,409)	8,426,983
2,730,323	(1,252,429)		43,570,096		42,510,841		5,056,378	13,614,748

—	—		(37,381,436)		(193,857)		(1,318,578)	(638,805)
—	—		(2,479,730)		(12,351)		(82,913)	(195,353)
—	—		(39,861,166)		(206,208)		(1,401,491)	(834,158)
551,664	(4,970,142)		(8,121,167)		(46,226,734)		(38,108,840)	12,371,223
3,281,987	(6,222,571)		(4,412,237)		(3,922,101)		(34,453,953)	25,151,813

4,258,769	10,481,340		216,134,538		220,056,639		51,159,017	26,007,204
$7,540,756	$4,258,769		$211,722,301		$216,134,538		$16,705,064	$51,159,017

$44,526,790	$14,637,423		$61,831,031		$122,112,309		$65,300,862	$163,217,400
—	—		36,225,101		187,936		1,312,076	637,198
(44,004,754)	(19,076,859)		(107,027,137)		(166,047,533)		(105,687,747)	(148,656,521)

1,129,548	1,299,027		2,335,957		7,975,610		1,816,724	4,665,287
—	—		2,479,730		11,670		82,913	195,315
(1,099,920)	(1,829,733)		(3,965,849)		(10,466,726)		(933,668)	(7,687,456)
$551,664	$(4,970,142)		$(8,121,167)		$(46,226,734)		$(38,108,840)	$12,371,223

978,527	407,491	(a)	875,840	(b)	2,464,126	(b)	546,599	1,758,708
—	—		523,938	(b)	4,124	(b)	10,730	6,506
(933,339)	(540,118	)(a)	(1,574,253	)(b)	(3,571,504	)(b)	(886,866)	(1,547,528)

30,371	37,640	(a)	43,516	(b)	209,070	(b)	18,181	58,640
—	—		50,207	(b)	332	(b)	833	2,408
(29,483)	(58,631	)(a)	(77,160	)(b)	(281,996	)(b)	(9,485)	(98,431)
46,076	(153,618)		(157,912)		(1,175,848)		(320,008)	180,303

See accompanying notes to the financial statements.

208 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Large-Cap Value ProFund		Mid-Cap Growth ProFund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$15,052	$133,394	$(126,819)	$(110,330)
Net realized gains (losses) on investments	215,564	(2,513,618)	7,731,415	1,179,967
Change in net unrealized appreciation/depreciation on investments	265,425	(858,051)	(397,789)	761,350
Change in net assets resulting from operations	496,041	(3,238,275)	7,206,807	1,830,987
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(900,289)	—
Service Class	—	—	(23,485)	—
Change in net assets resulting from distributions	—	—	(923,774)	—
Change in net assets resulting from capital transactions	48,378	(3,679,670)	(36,021,223)	17,057,816
Change in net assets	544,419	(6,917,945)	(29,738,190)	18,888,803
NET ASSETS:
Beginning of period	6,124,842	13,042,787	38,995,268	20,106,465
End of period	$6,669,261	$6,124,842	$9,257,078	$38,995,268
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$20,605,246	$83,278,451	$45,273,161	$67,611,388
Distributions reinvested	—	—	897,373	—
Value of shares redeemed	(20,735,082)	(87,261,535)	(82,040,247)	(49,055,573)
Service Class
Proceeds from shares issued	751,367	979,995	54,727	2,050,653
Distributions reinvested	—	—	23,485	—
Value of shares redeemed	(573,153)	(676,581)	(229,722)	(3,548,652)
Change in net assets resulting from capital transactions	$48,378	$(3,679,670)	$(36,021,223)	$17,057,816
SHARE TRANSACTIONS:
Investor Class
Issued	310,375	1,224,321	433,400	737,713
Reinvested	—	—	7,893	—
Redeemed	(316,062)	(1,328,099)	(762,239)	(532,964)
Service Class
Issued	12,283	17,876	616	26,744
Reinvested	—	—	253	—
Redeemed	(9,558)	(13,295)	(2,692)	(46,574)
Change in shares	(2,962)	(99,197)	(322,769)	184,919

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 209

Mid-Cap ProFund		Mid-Cap Value ProFund		Nasdaq-100 ProFund
Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020

$(33,966)	$(48,320)	$9,191	$9,950	$(798,401)	$(749,918)
1,506,258	22,962	1,007,087	86,069	27,424,374	30,789,633
39,453	(723,851)	397,220	(672,790)	(1,632,306)	12,755,322
1,511,745	(749,209)	1,413,498	(576,771)	24,993,667	42,795,037

(11,749)	(319,135)	(10,633)	(21,081)	(1,699,607)	(796,773)
(2,036)	(43,364)	—	—	(140,663)	(89,335)
(13,785)	(362,499)	(10,633)	(21,081)	(1,840,270)	(886,108)
4,078,472	(3,806,292)	94,510	(936,285)	(12,707,462)	(32,546,391)
5,576,432	(4,918,000)	1,497,375	(1,534,137)	10,445,935	9,362,538

4,762,596	9,680,596	4,606,230	6,140,367	117,045,523	107,682,985
$10,339,028	$4,762,596	$6,103,605	$4,606,230	$127,491,458	$117,045,523

$13,682,034	$31,793,248	$23,971,326	$15,103,053	$975,241,088	$1,304,129,730
11,464	308,830	10,512	21,075	1,622,688	779,644
(9,646,612)	(34,085,707)	(23,920,013)	(15,981,377)	(988,863,666)	(1,338,434,871)

49,251	5,016,324	49,567	23,019	17,427,530	73,530,225
2,036	39,265	—	—	140,552	89,275
(19,701)	(6,878,252)	(16,882)	(102,055)	(18,275,655)	(72,640,394)
$4,078,472	$(3,806,292)	$94,510	$(936,285)	$(12,707,463)	$(32,546,391)

150,204	392,105	350,616	227,572	8,644,189	15,614,517
139	3,549	133	272	13,605	9,269
(105,643)	(422,536)	(348,420)	(236,201)	(8,722,269)	(15,906,281)

624	72,067	799	402	189,809	1,086,293
30	553	—	—	1,468	1,305
(263)	(100,622)	(293)	(1,931)	(199,233)	(1,081,363)
45,091	(54,884)	2,835	(9,886)	(72,431)	(276,260)

See accompanying notes to the financial statements.

210 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Oil & Gas UltraSector ProFund		Oil Equipment & Services UltraSector ProFund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)		Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$136,526	$186,070	$(40,057)		$42,446
Net realized gains (losses) on investments	328,318	(3,450,115)	(875,288)		(6,792,013)
Change in net unrealized appreciation/depreciation on investments	1,452,534	(4,221,455)	951,564		642,935
Change in net assets resulting from operations	1,917,378	(7,485,500)	36,219		(6,106,632)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(215,825)	(152,406)	(17,573)		—
Service Class	(11,849)	(1,586)	—		—
Change in net assets resulting from distributions	(227,674)	(153,992)	(17,573)		—
Change in net assets resulting from capital transactions	(237,419)	5,676,777	2,023,856		9,289,827
Change in net assets	1,452,285	(1,962,715)	2,042,502		3,183,195
NET ASSETS:
Beginning of period	12,169,658	14,132,373	9,760,979		6,577,784
End of period	$13,621,943	$12,169,658	$11,803,481		$9,760,979
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$43,364,486	$72,807,079	$88,028,525		$80,772,684
Distributions reinvested	213,432	150,199	17,324		—
Value of shares redeemed	(43,852,529)	(67,558,943)	(86,114,223)		(71,735,809)
Service Class
Proceeds from shares issued	1,378,311	3,908,226	1,418,701		1,832,040
Distributions reinvested	11,844	1,586	—		—
Value of shares redeemed	(1,352,963)	(3,631,370)	(1,326,471)		(1,579,088)
Change in net assets resulting from capital transactions	$(237,419)	$5,676,777	$2,023,856		$9,289,827
SHARE TRANSACTIONS:
Investor Class
Issued	3,608,038	4,546,408	1,873,749	(a)	1,584,330
Reinvested	16,317	5,338	349	(a)	—
Redeemed	(3,642,404)	(4,045,527)	(1,913,352	)(a)	(1,363,786)
Service Class
Issued	136,535	320,132	39,379	(a)	47,710
Reinvested	1,056	65	—		—
Redeemed	(133,828)	(288,346)	(37,472	)(a)	(39,431)
Change in shares	(14,286)	538,070	(37,347)		228,823

(a)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(b)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.
(c)	Subsequent to the issuance of the July 31, 2020 financial statements, $128,648 and $3,749 of the distribution for the Investor class and Service class, respectively, was determined to be a return of capital.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 211

Pharmaceuticals UltraSector ProFund		Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund
Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020

$(7,801)	$(12,582)	$(182,298)	$(282,548)	$(15,657)	$(46,482)
646,083	268,907	(5,219,135)	7,991,059	644,835	32,827
126,614	215,597	(8,596,263)	16,033,836	(325,778)	(2,955,130)
764,896	471,922	(13,997,696)	23,742,347	303,400	(2,968,785)

(15,009)	—	—	—	—	(449,844	)(c)
(1,611)	—	—	—	—	(13,108	)(c)
(16,620)	—	—	—	—	(462,952)
(587,139)	(1,909,645)	95,040	(9,517,333)	(1,062,101)	(17,907,612)
161,137	(1,437,723)	(13,902,656)	14,225,014	(758,701)	(21,339,349)

4,035,631	5,473,354	45,141,203	30,916,189	5,332,137	26,671,486
$4,196,768	$4,035,631	$31,238,547	$45,141,203	$4,573,436	$5,332,137

$5,037,528	$18,732,807	$139,348,239	$285,546,888	$11,534,061	$104,350,608
15,009	—	—	—	—	433,371
(5,641,942)	(20,503,578)	(140,501,717)	(293,728,775)	(12,587,067)	(122,243,500)

219,137	1,388,470	5,427,176	20,826,718	364,836	2,140,441
1,611	—	—	—	—	13,108
(218,482)	(1,527,344)	(4,178,658)	(22,162,164)	(373,931)	(2,601,640)
$(587,139)	$(1,909,645)	$95,040	$(9,517,333)	$(1,062,101)	$(17,907,612)

194,533	865,672	1,824,618	5,404,054	270,247	2,009,931
558	—	—	—	—	8,756
(219,527)	(945,753)	(1,850,574)	(5,642,286)	(294,824)	(2,397,861)

9,917	69,894	82,667	473,245	8,762	41,938
70	—	—	—	—	288
(10,067)	(78,787)	(64,925)	(484,740)	(8,964)	(54,197)
(24,516)	(88,974)	(8,214)	(249,727)	(24,779)	(391,145)

See accompanying notes to the financial statements.

212 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Rising Rates Opportunity ProFund		Rising Rates Opportunity 10 ProFund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(88,568)	$(70,990)	$(17,230)	$(21,677)
Net realized gains (losses) on investments	839,740	(6,624,120)	58,819	(429,770)
Change in net unrealized appreciation/depreciation on investments	193,858	355,386	12,769	2,382
Change in net assets resulting from operations	945,030	(6,339,724)	54,358	(449,065)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(188,442)	—	(17,678)
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	(188,442)	—	(17,678)
Change in net assets resulting from capital transactions	5,041,325	(17,680,757)	312,771	(648,141)
Change in net assets	5,986,355	(24,208,923)	367,129	(1,114,884)
NET ASSETS:
Beginning of period	6,191,951	30,400,874	1,855,764	2,970,648
End of period	$12,178,306	$6,191,951	$2,222,893	$1,855,764
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$55,263,774	$125,549,044	$2,067,818	$2,941,383
Distributions reinvested	—	172,450	—	17,565
Value of shares redeemed	(54,113,994)	(143,692,300)	(1,755,285)	(3,433,781)
Service Class
Proceeds from shares issued	4,434,112	6,253,478	50,448	1,084
Distributions reinvested	—	—	—	—
Value of shares redeemed	(542,567)	(5,963,429)	(50,210)	(174,392)
Change in net assets resulting from capital transactions	$5,041,325	$(17,680,757)	$312,771	$(648,141)
SHARE TRANSACTIONS:
Investor Class
Issued	2,284,614	4,249,783	168,078	223,048
Reinvested	—	5,259	—	1,265
Redeemed	(2,253,504)	(4,825,787)	(143,412)	(266,260)
Service Class
Issued	208,399	224,534	4,357	89
Reinvested	—	—	—	—
Redeemed	(25,838)	(226,666)	(4,355)	(14,511)
Change in shares	213,671	(572,877)	24,668	(56,369)

(a)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 213

Rising U.S. Dollar ProFund		Semiconductor UltraSector ProFund		Short Nasdaq-100 ProFund
Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020

$(59,679)	$(113,764)	$(287,710)	$83,585	$(64,972)	$(81,442)
(528,332)	(142,236)	22,730,164	(15,176,379)	2,939,912	1,517,096
314,140	(483,968)	10,446,703	10,270,976	633,858	(661,308)
(273,871)	(739,968)	32,889,157	(4,821,818)	3,508,798	774,346

—	(23,144)	—	(1,021,610)	—	(11,298)
—	—	—	(60,594)	—	—
—	(23,144)	—	(1,082,204)	—	(11,298)
(865,309)	(4,492,557)	11,033,896	(7,253,041)	(3,963,200)	(3,259,623)
(1,139,180)	(5,255,669)	43,923,053	(13,157,063)	(454,402)	(2,496,575)

7,325,890	12,581,559	53,541,721	66,698,784	2,719,881	5,216,456
$6,186,710	$7,325,890	$97,464,774	$53,541,721	$2,265,479	$2,719,881

$6,174,243	$55,698,812	$79,566,427	$292,446,959	$414,819,093	$738,877,864
—	21,856	—	1,008,840	—	11,131
(7,036,363)	(60,099,833)	(68,768,843)	(300,181,103)	(418,608,191)	(741,837,193)

—	31,357,414	2,476,829	10,732,608	2,059,668	13,626,553
—	—	—	55,543	—	—
(3,189)	(31,470,806)	(2,240,517)	(11,315,888)	(2,233,770)	(13,937,978)
$(865,309)	$(4,492,557)	$11,033,896	$(7,253,041)	$(3,963,200)	$(3,259,623)

223,318	1,875,747	1,042,915	5,751,168	22,479,912	27,395,296	(a)
—	749	—	24,619	—	373	(a)
(255,056)	(2,037,255)	(855,059)	(6,371,091)	(22,466,355)	(27,413,041	)(a)

—	1,193,093	40,038	269,806	116,761	513,173	(a)
—	—	—	1,810	—	—
(132)	(1,196,032)	(35,580)	(281,876)	(126,833)	(522,172	)(a)
(31,870)	(163,698)	192,314	(605,564)	3,485	(26,371)

See accompanying notes to the financial statements.

214 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Oil & Gas ProFund		Short Precious Metals ProFund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(24,128)	$(21,346)	$(21,171)	$(13,091)
Net realized gains (losses) on investments	(498,758)	662,477	78,751	(1,885,009)
Change in net unrealized appreciation/depreciation on investments	(60,339)	79,730	147,350	(285,920)
Change in net assets resulting from operations	(583,225)	720,861	204,930	(2,184,020)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(4,714)	—	(18,058)
Change in net assets resulting from distributions	—	(4,714)	—	(18,058)
Change in net assets resulting from capital transactions	(1,267,429)	1,591	403,395	(843,599)
Change in net assets	(1,850,654)	717,738	608,325	(3,045,677)
NET ASSETS:
Beginning of period	2,835,762	2,118,024	1,629,475	4,675,152
End of period	$985,108	$2,835,762	$2,237,800	$1,629,475
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$26,118,162	$44,063,461	$38,393,596	$135,922,975
Distributions reinvested	—	4,654	—	16,669
Value of shares redeemed	(27,396,450)	(44,097,517)	(37,934,892)	(136,816,268)
Service Class
Proceeds from shares issued	502,787	488,982	50,225	569,542
Value of shares redeemed	(491,928)	(457,989)	(105,534)	(536,517)
Change in net assets resulting from capital transactions	$(1,267,429)	$1,591	$403,395	$(843,599)
SHARE TRANSACTIONS:
Investor Class
Issued	482,783	789,877	2,494,208	5,187,694
Reinvested	—	101	—	632
Redeemed	(511,706)	(784,973)	(2,465,694)	(5,221,850)
Service Class
Issued	9,631	9,223	3,344	21,748
Redeemed	(9,494)	(8,688)	(6,854)	(17,984)
Change in shares	(28,786)	5,540	25,004	(29,760)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 215

Short Real Estate ProFund		Short Small-Cap ProFund		Small-Cap Growth ProFund
Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020

$(12,301)	$(13,979)	$(15,474)	$(25,898)	$(62,271)	$(98,151)
(173,537)	(500,064)	(203,119)	(1,449,070)	1,632,384	505,260
70,012	(51,624)	21,113	11,604	2,915,265	(363,640)
(115,826)	(565,667)	(197,480)	(1,463,364)	4,485,378	43,469

—	—	—	(7,330)	—	—
—	—	—	(7,330)	—	—
(692,118)	1,091,167	402,430	2,134,326	8,630,343	(3,419,369)
(807,944)	525,500	204,950	663,632	13,115,721	(3,375,900)

1,739,976	1,214,476	1,834,811	1,171,179	8,649,828	12,025,728
$932,032	$1,739,976	$2,039,761	$1,834,811	$21,765,549	$8,649,828

$7,756,865	$21,901,080	$29,619,455	$90,111,866	$46,388,942	$45,398,815
—	—	—	7,216	—	—
(8,447,457)	(20,816,293)	(29,220,275)	(87,991,357)	(37,646,525)	(47,909,527)

5,900	10,332	4,547	650,344	113,533	3,922,559
(7,426)	(3,952)	(1,297)	(643,743)	(225,607)	(4,831,216)
$(692,118)	$1,091,167	$402,430	$2,134,326	$8,630,343	$(3,419,369)

693,137	1,702,617	3,006,639	6,549,312	466,854	538,181
—	—	—	594	—	—
(756,722)	(1,645,411)	(2,907,702)	(6,479,056)	(378,941)	(560,311)

593	909	544	50,037	1,563	56,248
(764)	(314)	(144)	(49,694)	(3,075)	(71,183)
(63,756)	57,801	99,337	71,193	86,401	(37,065)

See accompanying notes to the financial statements.

216 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Small-Cap ProFund		Small-Cap Value ProFund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(37,222)	$(49,820)	$(700)	$(16,960)
Net realized gains (losses) on investments	1,043,474	(449,627)	1,009,933	(1,542,854)
Change in net unrealized appreciation/depreciation on investments	569,310	(628,504)	1,400,840	(679,005)
Change in net assets resulting from operations	1,575,562	(1,127,951)	2,410,073	(2,238,819)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	(3,975)
Service Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	(3,975)
Change in net assets resulting from capital transactions	7,435,087	(4,273,692)	6,905,365	985,271
Change in net assets	9,010,649	(5,401,643)	9,315,438	(1,257,523)
NET ASSETS:
Beginning of period	3,266,608	8,668,251	4,552,006	5,809,529
End of period	$12,277,257	$3,266,608	$13,867,444	$4,552,006
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$97,608,226	$169,435,482	$25,574,721	$41,873,075
Distributions reinvested	—	—	—	3,971
Value of shares redeemed	(90,258,305)	(173,598,522)	(19,509,466)	(40,889,897)
Service Class
Proceeds from shares issued	271,388	812,056	913,541	459,287
Distributions reinvested	—	—	—	—
Value of shares redeemed	(186,222)	(922,708)	(73,431)	(461,165)
Change in net assets resulting from capital transactions	$7,435,087	$(4,273,692)	$6,905,365	$985,271
SHARE TRANSACTIONS:
Investor Class
Issued	1,039,406	2,086,021	327,059	561,852
Reinvested	—	—	—	48
Redeemed	(969,629)	(2,144,380)	(253,503)	(565,009)
Service Class
Issued	3,380	10,954	13,686	7,001
Reinvested	—	—	—	—
Redeemed	(2,482)	(13,036)	(1,300)	(7,586)
Change in shares	70,675	(60,441)	85,942	(3,694)

(a)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 217

Technology UltraSector ProFund		Telecommunications UltraSector ProFund		UltraBear ProFund
Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)		Year Ended July 31, 2020

$(414,959)	$(353,456)	$2,008	$6,974	$(79,951)		$(94,729)
15,130,316	9,425,878	92,097	314	(3,071,407)		(8,595,107)
1,006,960	14,096,266	(285)	(111,324)	410,559		(420,334)
15,722,317	23,168,688	93,820	(104,036)	(2,740,799)		(9,110,170)

(1,520,272)	—	(4,660)	(20,154)	(37,071)		—
(114,991)	—	—	(289)	—		—
(1,635,263)	—	(4,660)	(20,443)	(37,071)		—
(37,264,697)	(19,517,101)	(66,105)	(513,644)	1,995,320		9,928,116
(23,177,643)	3,651,587	23,055	(638,123)	(782,550)		817,946

89,845,624	86,194,037	905,639	1,543,762	9,952,589		9,134,643
$66,667,981	$89,845,624	$928,694	$905,639	$9,170,039		$9,952,589

$98,053,366	$239,079,487	$2,844,015	$6,251,349	$74,392,468		$222,344,403
1,482,315	—	4,609	20,040	35,894		—
(137,257,883)	(257,565,793)	(2,914,395)	(6,754,563)	(72,463,449)		(212,309,081)

5,462,315	8,864,108	300	514,295	250,894		1,382,659
114,991	—	—	289	—		—
(5,119,801)	(9,894,903)	(634)	(545,054)	(220,487)		(1,489,865)
$(37,264,697)	$(19,517,101)	$(66,105)	$(513,644)	$1,995,320		$9,928,116

1,153,444	4,165,208	140,738	314,024	2,058,027	(a)	3,373,582	(a)
15,929	—	219	939	1,140	(a)	—
(1,660,575)	(4,692,225)	(144,563)	(338,508)	(1,997,380	)(a)	(3,262,427	)(a)

77,101	191,659	15	29,286	7,586	(a)	21,964	(a)
1,505	—	—	14	—		—
(73,066)	(220,394)	(30)	(30,575)	(6,307	)(a)	—
(485,662)	(555,752)	(3,621)	(24,820)	63,066		133,119

See accompanying notes to the financial statements.

218 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraBull ProFund		UltraChina ProFund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(314,945)	$94,338	$(117,672)	$(87,065)
Net realized gains (losses) on investments	20,101,217	(1,570,392)	5,490,076	2,347,812
Change in net unrealized appreciation/depreciation on investments	4,218,620	(2,817,676)	3,177,223	1,102,307
Change in net assets resulting from operations	24,004,892	(4,293,730)	8,549,627	3,363,054
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(13,488,141)	(651,715)	—	(18,540)
Service Class	(249,798)	—	—	—
Change in net assets resulting from distributions	(13,737,939)	(651,715)	—	(18,540)
Change in net assets resulting from capital transactions	(15,989,542)	(69,708,383)	(373,715)	(7,846,419)
Change in net assets	(5,722,589)	(74,653,828)	8,175,912	(4,501,905)
NET ASSETS:
Beginning of period	101,683,061	176,336,889	17,626,455	22,128,360
End of period	$95,960,472	$101,683,061	$25,802,367	$17,626,455
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$304,069,570	$1,141,185,070	$61,944,559	$164,216,210
Distributions reinvested	13,341,141	640,510	—	16,996
Value of shares redeemed	(333,215,358)	(1,211,635,308)	(59,415,917)	(174,392,161)
Service Class
Proceeds from shares issued	1,959,682	6,313,372	4,207,200	10,513,287
Distributions reinvested	249,798	—	—	—
Value of shares redeemed	(2,394,375)	(6,212,027)	(7,109,557)	(8,200,751)
Change in net assets resulting from capital transactions	$(15,989,542)	$(69,708,383)	$(373,715)	$(7,846,419)
SHARE TRANSACTIONS:
Investor Class
Issued	3,774,428	16,722,179	2,657,380	12,768,952
Reinvested	165,070	8,176	—	1,217
Redeemed	(4,164,066)	(17,919,152)	(2,631,768)	(13,807,352)
Service Class
Issued	29,242	122,574	219,852	894,328
Reinvested	3,871	—	—	—
Redeemed	(36,115)	(116,796)	(379,062)	(761,160)
Change in shares	(227,570)	(1,183,019)	(133,598)	(904,015)

(a)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 219

UltraDow 30 ProFund			UltraEmerging Markets ProFund		UltraInternational ProFund
Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020		Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020

$(72,277)	$70,685		$(65,545)	$(2,168)	$(34,349)	$(20,826)
6,589,094	637,821		4,375,306	2,251,987	1,066,547	205,042
495,840	(3,707,183)		3,569,299	(581,746)	160,938	(143,729)
7,012,657	(2,998,677)		7,879,060	1,668,073	1,193,136	40,487

(610,071)	(647,779)		—	—	—	—
(26,223)	(12,315)		—	—	—	—
(636,294)	(660,094)		—	—	—	—
(4,987,836)	(9,225,539)		(3,265,612)	(1,198,684)	(2,544,698)	1,071,924
1,388,527	(12,884,310)		4,613,448	469,389	(1,351,562)	1,112,411

26,772,191	39,656,501		13,528,460	13,059,071	4,147,976	3,035,565
$28,160,718	$26,772,191		$18,141,908	$13,528,460	$2,796,414	$4,147,976

$56,468,196	$132,077,328		$51,490,552	$58,922,518	$23,225,386	$29,356,213
598,752	627,652		—	—	—	—
(62,307,615)	(141,959,821)		(54,697,380)	(60,150,648)	(25,707,478)	(28,309,877)

837,844	2,397,458		3,139,886	1,487,276	699,748	1,283,053
25,794	12,012		—	—	—	—
(610,807)	(2,380,168)		(3,198,670)	(1,457,830)	(762,354)	(1,257,465)
$(4,987,836)	$(9,225,539)		$(3,265,612)	$(1,198,684)	$(2,544,698)	$1,071,924

1,222,347	3,411,969	(a)	622,411	1,110,504	1,443,063	1,954,198
11,920	11,999	(a)	—	—	—	—
(1,349,626)	(3,583,484	)(a)	(661,721)	(1,147,766)	(1,597,117)	(1,836,095)

21,281	72,947	(a)	41,802	30,899	48,679	96,348
595	263	(a)	—	—	—	—
(15,249)	(71,964	)(a)	(43,164)	(29,163)	(51,773)	(93,709)
(108,732)	(158,270)		(40,672)	(35,526)	(157,148)	120,742

See accompanying notes to the financial statements.

220 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraJapan ProFund		UltraLatin America ProFund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(122,461)	$(105,607)	$11,796	$324,230
Net realized gains (losses) on investments	4,002,997	1,245,448	1,498,195	(15,785,346)
Change in net unrealized appreciation/depreciation on investments	2,246,993	(1,513,486)	1,794,568	(5,136,456)
Change in net assets resulting from operations	6,127,529	(373,645)	3,304,559	(20,597,572)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(103,295)	(475,022)
Service Class	—	—	(299)	—
Change in net assets resulting from distributions	—	—	(103,594)	(475,022)
Change in net assets resulting from capital transactions	(407,280)	(2,642,748)	(2,709,691)	5,254,085
Change in net assets	5,720,249	(3,016,393)	491,274	(15,818,509)
NET ASSETS:
Beginning of period	10,664,930	13,681,323	15,822,686	31,641,195
End of period	$16,385,179	$10,664,930	$16,313,960	$15,822,686
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$13,152,792	$37,049,450	$60,635,480	$137,140,165
Distributions reinvested	—	—	103,129	474,290
Value of shares redeemed	(13,602,648)	(39,540,913)	(63,428,867)	(132,442,617)
Service Class
Proceeds from shares issued	442,369	781,336	1,184,570	2,898,523
Distributions reinvested	—	—	299	—
Value of shares redeemed	(399,793)	(932,621)	(1,204,302)	(2,816,276)
Change in net assets resulting from capital transactions	$(407,280)	$(2,642,748)	$(2,709,691)	$5,254,085
SHARE TRANSACTIONS:
Investor Class
Issued	476,628	1,663,038	4,901,210	10,361,132
Reinvested	—	—	6,172	14,222
Redeemed	(493,469)	(1,769,558)	(5,219,702)	(9,884,093)
Service Class
Issued	17,942	38,775	108,652	232,057
Reinvested	—	—	18	—
Redeemed	(16,320)	(46,397)	(108,150)	(225,115)
Change in shares	(15,219)	(114,142)	(311,800)	498,203

(a)	As described in Note 9, share amounts adjusted for 2:1 share split that occurred on December 14, 2020.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 221

UltraMid-Cap ProFund		UltraNasdaq-100 ProFund				UltraShort China ProFund
Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)		Year Ended July 31, 2020		Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020

$(129,353)	$(74,055)	$(4,545,421)		$(3,232,377)		$(7,293)	$(10,759)
12,718,585	(10,480,393)	227,490,135		164,514,477		(383,567)	(755,718)
3,492,856	(9,438,176)	13,970,880		125,276,852		49,728	(128,652)
16,082,088	(19,992,624)	236,915,594		286,558,952		(341,132)	(895,129)

—	(1,648,651)	(80,801,575)		(31,939,537)		—	(14,251)
—	(19,080)	(2,373,487)		(891,205)		—	—
—	(1,667,731)	(83,175,062)		(32,830,742)		—	(14,251)
(2,949,115)	(28,570,666)	78,628,776		(127,276,063)		210,905	(2,033,531)
13,132,973	(50,231,021)	232,369,308		126,452,147		(130,227)	(2,942,911)

31,019,464	81,250,485	643,242,889		516,790,742		635,246	3,578,157
$44,152,437	$31,019,464	$875,612,197		$643,242,889		$505,019	$635,246

$59,126,322	$204,052,026	$2,445,214,182		$2,977,012,703		$19,948,457	$69,612,623
—	1,634,259	77,131,534		30,817,276		—	13,562
(61,973,947)	(234,235,352)	(2,445,201,865)		(3,133,457,767)		(19,738,267)	(71,668,763)

285,755	1,165,927	9,476,154		13,859,721		184,260	1,056,240
—	18,608	2,359,556		875,193		—	—
(387,245)	(1,206,134)	(10,350,785)		(16,383,189)		(183,545)	(1,047,193)
$(2,949,115)	$(28,570,666)	$78,628,776		$(127,276,063)		$210,905	$(2,033,531)

1,462,433	5,322,076	34,610,349	(a)	68,660,390	(a)	1,487,086	1,906,608
—	34,560	1,039,926	(a)	688,578	(a)	—	388
(1,536,398)	(6,248,922)	(34,537,745	)(a)	(72,106,420	)(a)	(1,468,984)	(1,950,890)

7,159	40,621	168,494	(a)	396,980	(a)	14,546	29,464
—	484	41,447	(a)	24,546	(a)	—	—
(9,953)	(40,540)	(185,367	)(a)	(485,228	)(a)	(14,451)	(29,922)
(76,759)	(891,721)	1,137,104		(2,821,154)		18,197	(44,352)

See accompanying notes to the financial statements.

222 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Dow 30 ProFund				UltraShort Emerging Markets ProFund
	Six Months Ended January 31, 2021 (unaudited)		Year Ended July 31, 2020		Six Months Ended January 31, 2021 (unaudited)		Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(44,563)		$(64,488)		$(9,590)		$(14,830)
Net realized gains (losses) on investments	(1,692,243)		(3,362,654)		(621,572)		(795,062)
Change in net unrealized appreciation/depreciation on investments	10,059		(9,030)		23,212		(82,742)
Change in net assets resulting from operations	(1,726,747)		(3,436,172)		(607,950)		(892,634)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—		(13,291)		—		(7,510)
Change in net assets resulting from distributions	—		(13,291)		—		(7,510)
Change in net assets resulting from capital transactions	1,047,314		4,388,140		1,365,080		(1,026,941)
Change in net assets	(679,433)		938,677		757,130		(1,927,085)
NET ASSETS:
Beginning of period	5,608,968		4,670,291		1,036,372		2,963,457
End of period	$4,929,535		$5,608,968		$1,793,502		$1,036,372
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$21,794,868		$89,971,099		$15,946,927		$35,326,798
Distributions reinvested	—		13,079		—		7,415
Value of shares redeemed	(20,657,751)		(85,838,508)		(14,601,154)		(36,364,890)
Service Class
Proceeds from shares issued	95,749		666,646		1,740,935		346,806
Value of shares redeemed	(185,552)		(424,176)		(1,721,628)		(343,070)
Change in net assets resulting from capital transactions	$1,047,314		$4,388,140		$1,365,080		$(1,026,941)
SHARE TRANSACTIONS:
Investor Class
Issued	657,194	(a)	1,567,830	(a)	586,385	(a)	529,246	(a)
Reinvested	—		252	(a)	—		132	(a)
Redeemed	(625,245	)(a)	(1,510,561	)(a)	(527,632	)(a)	(542,542	)(a)
Service Class
Issued	3,229	(a)	13,505	(a)	57,348	(a)	5,122	(a)
Redeemed	(5,966	)(a)	(7,900	)(a)	(57,442	)(a)	(4,804	)(a)
Change in shares	29,212		63,126		58,659		(12,846)

(a)	As described in Note 9, share amounts adjusted for 1:4 reverse share split that occurred on December 14, 2020.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 223

UltraShort International ProFund				UltraShort Japan ProFund		UltraShort Latin America ProFund
Six Months Ended January 31, 2021 (unaudited)		Year Ended July 31, 2020		Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020

$(19,090)		$(28,710)		$(4,789)	$(6,364)	$(23,431)	$(41,875)
(782,043)		(1,314,506)		(155,809)	(171,974)	(1,250,770)	147,775
(109,392)		90,069		(52,433)	41,288	(75,587)	(56,863)
(910,525)		(1,253,147)		(213,031)	(137,050)	(1,349,788)	49,037

—		(15,691)		—	—	—	(12,538)
—		(15,691)		—	—	—	(12,538)
391,159		1,554,284		(411,306)	(32,304)	1,255,374	(1,605,473)
(519,366)		285,446		(624,337)	(169,354)	(94,414)	(1,568,974)

2,455,041		2,169,595		844,498	1,013,852	3,173,235	4,742,209
$1,935,675		$2,455,041		$220,161	$844,498	$3,078,821	$3,173,235

$8,972,394		$39,150,132		$6,412,643	$24,461,268	$28,261,139	$111,890,023
—		15,607		—	—	—	12,150
(8,581,609)		(37,611,132)		(6,853,972)	(24,464,871)	(27,373,384)	(113,424,970)

2,961		60,820		30,024	117,617	1,064,976	4,739,111
(2,587)		(61,143)		(1)	(146,318)	(697,357)	(4,821,787)
$391,159		$1,554,284		$(411,306)	$(32,304)	$1,255,374	$(1,605,473)

261,179	(a)	731,507	(a)	373,822	871,045	1,293,802	3,035,705
—		343	(a)	—	—	—	507
(252,149	)(a)	(713,490	)(a)	(397,255)	(864,385)	(1,249,927)	(3,091,727)

78	(a)	1,197	(a)	2,516	4,749	60,412	127,712
(79	)(a)	(1,217	)(a)	—	(4,776)	(33,605)	(128,762)
9,029		18,340		(20,917)	6,633	70,682	(56,565)

See accompanying notes to the financial statements.

224 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Mid-Cap ProFund		UltraShort Nasdaq-100 ProFund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)		Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(21,007)	$(24,406)	$(186,040)		$(160,260)
Net realized gains (losses) on investments	(1,233,010)	(1,337,983)	9,424,837		(6,334,728)
Change in net unrealized appreciation/depreciation on investments	48,010	(7,051)	2,208,223		(2,388,284)
Change in net assets resulting from operations	(1,206,007)	(1,369,440)	11,447,020		(8,883,272)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(7,614)	(6,099)		(48,964)
Service Class	—	—	—		—
Change in net assets resulting from distributions	—	(7,614)	(6,099)		(48,964)
Change in net assets resulting from capital transactions	782,192	2,634,562	(10,747,396)		3,096,928
Change in net assets	(423,815)	1,257,508	693,525		(5,835,308)
NET ASSETS:
Beginning of period	2,748,757	1,491,249	9,628,088		15,463,396
End of period	$2,324,942	$2,748,757	$10,321,613		$9,628,088
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$14,656,102	$36,458,084	$794,156,291		$1,189,153,376
Distributions reinvested	—	6,648	5,816		45,736
Value of shares redeemed	(13,982,145)	(33,841,841)	(805,050,963)		(1,186,114,928)
Service Class
Proceeds from shares issued	120,189	33,108	2,790,399		8,971,625
Distributions reinvested	—	—	—		—
Value of shares redeemed	(11,954)	(21,437)	(2,648,939)		(8,958,881)
Change in net assets resulting from capital transactions	$782,192	$2,634,562	$(10,747,396)		$3,096,928
SHARE TRANSACTIONS:
Investor Class
Issued	1,423,566	1,815,470	14,007,918	(a)	20,831,828	(a)
Reinvested	—	381	249	(a)	571	(a)
Redeemed	(1,343,405)	(1,683,010)	(13,825,617	)(a)	(20,715,520	)(a)
Service Class
Issued	16,792	1,723	110,143	(a)	118,913	(a)
Reinvested	—	—	—		—
Redeemed	(1,900)	(865)	(105,368	)(a)	(119,101	)(a)
Change in shares	95,053	133,699	187,325		116,691

(a)	As described in Note 9, share amounts adjusted for 1:8 reverse share split that occurred on December 14, 2020.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 225

UltraShort Small-Cap ProFund		UltraSmall-Cap ProFund		U.S. Government Plus ProFund
Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020

$(70,664)	$(83,525)	$(324,354)	$(208,740)	$(87,117)	$(11,816)
(5,416,817)	(6,777,254)	29,440,596	(3,077,247)	(3,245,237)	11,405,620
86,710	69,392	6,085,406	137,733	(759,072)	(218,202)
(5,400,771)	(6,791,387)	35,201,648	(3,148,254)	(4,091,426)	11,175,602

—	(17,184)	—	—	—	(70,487)
—	—	—	—	—	(105)
—	(17,184)	—	—	—	(70,592)
3,435,714	10,030,061	4,986,031	(25,384,147)	(8,245,387)	(13,189,424)
(1,965,057)	3,221,490	40,187,679	(28,532,401)	(12,336,813)	(2,084,414)

7,919,942	4,698,452	34,029,642	62,562,043	24,311,731	26,396,145
$5,954,885	$7,919,942	$74,217,321	$34,029,642	$11,974,918	$24,311,731

$66,793,652	$171,975,249	$375,280,942	$689,280,004	$101,764,852	$345,348,051
—	16,370	—	—	—	65,522
(63,385,175)	(161,971,331)	(370,824,884)	(714,210,736)	(108,614,596)	(357,689,490)

679,718	4,696,595	8,158,246	9,743,427	2,766,802	59,176,692
—	—	—	—	—	105
(652,481)	(4,686,822)	(7,628,273)	(10,196,842)	(4,162,445)	(60,090,304)
$3,435,714	$10,030,061	$4,986,031	$(25,384,147)	$(8,245,387)	$(13,189,424)

4,627,286	5,680,416	6,683,432	15,031,864	1,329,778	4,968,295
—	617	—	—	—	974
(4,382,681)	(5,443,583)	(6,574,853)	(15,295,847)	(1,423,703)	(5,110,271)

49,545	154,433	188,437	288,479	37,984	869,026
—	—	—	—	—	2
(46,703)	(150,602)	(179,324)	(290,393)	(59,351)	(885,760)
247,447	241,281	117,692	(265,897)	(115,292)	(157,734)

See accompanying notes to the financial statements.

226 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Utilities UltraSector ProFund
	Six Months Ended January 31, 2021 (unaudited)	Year Ended July 31, 2020
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$12,928	$384,205
Net realized gains (losses) on investments	769,198	(5,956,582)
Change in net unrealized appreciation/depreciation on investments	(391,990)	(1,415,262)
Change in net assets resulting from operations	390,136	(6,987,639)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(45,473)	(471,638)
Service Class	—	(18,130)
Change in net assets resulting from distributions	(45,473)	(489,768)
Change in net assets resulting from capital transactions	(1,793,131)	(16,280,571)
Change in net assets	(1,448,468)	(23,757,978)
NET ASSETS:
Beginning of period	9,065,529	32,823,507
End of period	$7,617,061	$9,065,529
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$15,158,936	$216,377,740
Distributions reinvested	44,822	469,736
Value of shares redeemed	(16,935,523)	(232,353,340)
Service Class
Proceeds from shares issued	529,611	3,911,788
Distributions reinvested	—	17,271
Value of shares redeemed	(590,977)	(4,703,766)
Change in net assets resulting from capital transactions	$(1,793,131)	$(16,280,571)
SHARE TRANSACTIONS:
Investor Class
Issued	289,104	3,626,927
Reinvested	843	7,881
Redeemed	(322,203)	(4,048,741)
Service Class
Issued	10,907	71,204
Reinvested	—	309
Redeemed	(12,039)	(89,152)
Change in shares	(33,388)	(431,572)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Financial Highlights

228 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$28.48	0.11	12.69	12.80	—		—	—
Year Ended July 31, 2020	$50.38	0.47	(22.14)	(21.67)	(0.23)		—	(0.23)
Year Ended July 31, 2019	$54.83	0.42	(4.28)	(3.86)	(0.59)		—	(0.59)
Year Ended July 31, 2018	$44.79	0.16	9.88	10.04	—		—	—
Year Ended July 31, 2017	$27.42	(0.02)	17.39	17.37	—		—	—
Year Ended July 31, 2016	$34.89	(0.03)	(7.44)	(7.47)	—		—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$26.38	(0.06)	11.72	11.66	—		—	—
Year Ended July 31, 2020	$46.98	0.13	(20.73)	(20.60)	—		—	—
Year Ended July 31, 2019	$50.85	(0.03)	(3.84)	(3.87)	—		—	—
Year Ended July 31, 2018	$41.95	(0.33)	9.23	8.90	—		—	—
Year Ended July 31, 2017	$25.94	(0.38)	16.39	16.01	—		—	—
Year Ended July 31, 2016	$33.36	(0.32)	(7.10)	(7.42)	—		—	—
Basic Materials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$63.17	(0.03)	15.18	15.15	(0.01)		(0.21)	(0.22)
Year Ended July 31, 2020	$63.98	0.08	(0.89)	(0.81)	—		—	—
Year Ended July 31, 2019	$74.26	0.12	(10.40)	(10.28)	—		—	—
Year Ended July 31, 2018	$63.66	(0.11)	10.71	10.60	—		—	—
Year Ended July 31, 2017	$52.40	0.13	11.22	11.35	(0.09	)(g)	—	(0.09)
Year Ended July 31, 2016	$47.81	(0.01)	4.60	4.59	—		—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$55.74	(0.35)	13.37	13.02	—		(0.21)	(0.21)
Year Ended July 31, 2020	$57.02	(0.44)	(0.84)	(1.28)	—		—	—
Year Ended July 31, 2019	$66.85	(0.45)	(9.38)	(9.83)	—		—	—
Year Ended July 31, 2018	$57.88	(0.77)	9.74	8.97	—		—	—
Year Ended July 31, 2017	$48.03	(0.38)	10.23	9.85	—		—	—
Year Ended July 31, 2016	$44.26	(0.44)	4.21	3.77	—		—	—

			Ratios to Average Net Assets					Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$41.28	44.98	%(d)	1.86%	1.86%		0.58%		$38,986	76	%(d)
$28.48	(43.26)%		1.72%	1.72%		1.00%		$7,348	260%
$50.38	(6.69)%		1.80%	1.80%		0.88%		$9,484	75%
$54.83	22.39%		1.54%	1.54%		0.30%		$18,887	293%
$44.79	63.38%		1.55%	1.55%		(0.06)%		$16,953	252%
$27.42	(21.41)%		1.76%	1.72%		(0.09)%		$6,004	186%

$38.04	44.20	%(d)	2.86%	2.86%		(0.42)%		$3,431	76	%(d)
$26.38	(43.84)%		2.72%	2.72%		—	%(e)	$300	260%
$46.98	(7.63)%		2.80%	2.80%		(0.12)%		$769	75%
$50.85	21.22%		2.54%	2.54%		(0.70)%		$964	293%
$41.95	61.66%		2.55%	2.55%		(1.06)%		$1,076	252%
$25.94	(22.21)%		2.76%	2.72%		(1.09)%		$469	186%

$78.10	23.98	%(d)	1.83%	1.78%		(0.08)%		$5,614	465	%(d)
$63.17	(1.25)%		2.43%	1.85%		0.15%		$2,897	62%
$63.98	(13.84)%		2.15%	2.05	%(f)	0.19%		$4,637	179%
$74.26	16.65%		1.67%	1.67%		(0.15)%		$7,427	460%
$63.66	21.68%		1.67%	1.61%		0.23%		$8,266	179%
$52.40	9.60%		1.58%	1.58%		(0.02)%		$46,334	163%

$68.55	23.36	%(d)	2.83%	2.78%		(1.08)%		$325	465	%(d)
$55.74	(2.24)%		3.43%	2.85%		(0.85)%		$278	62%
$57.02	(14.72)%		3.15%	3.05	%(f)	(0.81)%		$316	179%
$66.85	15.49%		2.67%	2.67%		(1.15)%		$601	460%
$57.88	20.50%		2.66%	2.60%		(0.76)%		$639	179%
$48.03	8.54%		2.58%	2.58%		(1.02)%		$4,599	163%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than 0.005%.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	Subsequent to the issuance of the July 31, 2017 financial statements, $0.09 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Bear ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$22.67	(0.18)	(3.10)	(3.28)	(0.01)	—	(0.01)
Year Ended July 31, 2020	$28.37	(0.25)	(5.38)	(5.63)	(0.07)	—	(0.07)
Year Ended July 31, 2019	$30.45	0.14	(2.22)	(2.08)	—	—	—
Year Ended July 31, 2018	$35.46	(0.11)	(4.90)	(5.01)	—	—	—
Year Ended July 31, 2017(e)	$41.56	(0.41)	(5.69)	(6.10)	—	—	—
Year Ended July 31, 2016(e)	$45.82	(0.60)	(3.66)	(4.26)	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$20.82	(0.28)	(2.82)	(3.10)	—	—	—
Year Ended July 31, 2020	$26.23	(0.50)	(4.91)	(5.41)	—	—	—
Year Ended July 31, 2019	$28.44	(0.14)	(2.07)	(2.21)	—	—	—
Year Ended July 31, 2018	$33.46	(0.42)	(4.60)	(5.02)	—	—	—
Year Ended July 31, 2017(e)	$39.62	(0.79)	(5.37)	(6.16)	—	—	—
Year Ended July 31, 2016(e)	$44.10	(1.05)	(3.43)	(4.48)	—	—	—
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$72.23	(0.14)	8.18	8.04	—	(8.07)	(8.07)
Year Ended July 31, 2020	$51.90	(0.06)	22.42	22.36	—	(2.03)	(2.03)
Year Ended July 31, 2019	$66.16	0.11	(11.50)	(11.39)	—	(2.87)	(2.87)
Year Ended July 31, 2018	$63.85	(0.05)	6.85	6.80	—	(4.49)	(4.49)
Year Ended July 31, 2017	$56.32	(0.15)	7.68	7.53	—	—	—
Year Ended July 31, 2016	$77.84	(0.32)	(21.20)	(21.52)	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$55.00	(0.40)	6.11	5.71	—	(8.07)	(8.07)
Year Ended July 31, 2020	$40.29	(0.52)	17.26	16.74	—	(2.03)	(2.03)
Year Ended July 31, 2019	$52.66	(0.35)	(9.15)	(9.50)	—	(2.87)	(2.87)
Year Ended July 31, 2018	$52.18	(0.58)	5.55	4.97	—	(4.49)	(4.49)
Year Ended July 31, 2017	$46.48	(0.60)	6.30	5.70	—	—	—
Year Ended July 31, 2016	$64.89	(0.80)	(17.61)	(18.41)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$19.38	(14.46	)%(d)	1.78%	1.78%	(1.76)%	$13,651	—
$22.67	(19.87)%		1.86%	1.86%	(0.95)%	$15,698	—
$28.37	(6.83)%		1.77%	1.77%	0.48%	$19,388	—
$30.45	(14.13)%		1.59%	1.59%	(0.34)%	$12,790	—
$35.46	(14.66)%		1.63%	1.63%	(1.07)%	$45,370	—
$41.56	(9.28)%		1.54%	1.54%	(1.37)%	$17,069	—

$17.72	(14.89	)%(d)	2.78%	2.78%	(2.76)%	$449	—
$20.82	(20.63)%		2.86%	2.86%	(1.95)%	$677	—
$26.23	(7.77)%		2.77%	2.77%	(0.52)%	$761	—
$28.44	(15.00)%		2.59%	2.59%	(1.34)%	$659	—
$33.46	(15.51)%		2.63%	2.63%	(2.07)%	$2,667	—
$39.62	(10.20)%		2.54%	2.54%	(2.37)%	$11,641	—

$72.20	11.80	%(d)	1.61%	1.61%	(0.40)%	$157,052	32	%(d)
$72.23	43.62%		1.61%	1.61%	(0.10)%	$188,065	52%
$51.90	(17.10)%		1.52%	1.52%	0.19%	$161,970	23%
$66.16	10.94%		1.43%	1.43%	(0.08)%	$246,238	11%
$63.85	13.37%		1.45%	1.45%	(0.28)%	$320,937	14%
$56.32	(27.65)%		1.47%	1.47%	(0.55)%	$397,476	13%

$52.64	11.26	%(d)	2.60%	2.60%	(1.39)%	$5,312	32	%(d)
$55.00	42.20%		2.60%	2.60%	(1.09)%	$5,999	52%
$40.29	(17.93)%		2.52%	2.52%	(0.80)%	$5,559	23%
$52.66	9.83%		2.43%	2.43%	(1.08)%	$9,183	11%
$52.18	12.26%		2.45%	2.45%	(1.28)%	$12,721	14%
$46.48	(28.37)%		2.47%	2.47%	(1.55)%	$17,643	13%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

230 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Bull ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$48.91	(0.09)	6.63	6.54	(0.16)	(2.91)	(3.07)
Year Ended July 31, 2020(d)	$45.33	(0.01)	4.39	4.38	(0.18)	(0.62)	(0.80)
Year Ended July 31, 2019(d)	$42.99	0.23	2.35	2.58	—	(0.24)	(0.24)
Year Ended July 31, 2018(d)	$37.65	0.08	5.26	5.34	—	—	—
Year Ended July 31, 2017(d)	$33.11	(0.15)	4.69	4.54	—	—	—
Year Ended July 31, 2016(d)	$31.96	(0.09)	1.24	1.15	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$40.09	(0.31)	5.44	5.13	—	(2.91)	(2.91)
Year Ended July 31, 2020(d)	$37.50	(0.38)	3.59	3.21	—	(0.62)	(0.62)
Year Ended July 31, 2019(d)	$35.96	(0.12)	1.90	1.78	—	(0.24)	(0.24)
Year Ended July 31, 2018(d)	$31.80	(0.25)	4.41	4.16	—	—	—
Year Ended July 31, 2017(d)	$28.25	(0.45)	4.00	3.55	—	—	—
Year Ended July 31, 2016(d)	$27.54	(0.36)	1.07	0.71	—	—	—
Communication Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$104.67	(0.74)	23.68	22.94	—	—	—
Year Ended July 31, 2020	$92.86	(0.99)	15.68	14.69	(2.88)	—	(2.88)
Year Ended July 31, 2019	$72.76	2.15	17.95	20.10	—	—	—
Year Ended July 31, 2018	$72.31	0.03	0.42	0.45	—	—	—
Year Ended July 31, 2017	$61.09	(1.02)	12.24	11.22	—	—	—
Year Ended July 31, 2016	$55.37	(0.78)	6.50	5.72	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$85.98	(1.22)	19.56	18.34	—	—	—
Year Ended July 31, 2020	$76.53	(1.74)	12.99	11.25	(1.80)	—	(1.80)
Year Ended July 31, 2019	$60.55	1.45	14.53	15.98	—	—	—
Year Ended July 31, 2018	$60.80	(0.54)	0.29	(0.25)	—	—	—
Year Ended July 31, 2017	$51.86	(1.62)	10.56	8.94	—	—	—
Year Ended July 31, 2016	$47.47	(1.20)	5.59	4.39	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$52.38	13.40	%(e)	1.61%	1.61%		(0.36)%	$47,552	3	%(e)
$48.91	9.68%		1.63%	1.63%		(0.01)%	$72,210	84%
$45.33	5.99%		1.54%	1.54%		0.54%	$61,121	3%
$42.99	14.20%		1.44%	1.44%		0.21%	$47,074	26%
$37.65	13.68%		1.58%	1.58%		(0.44)%	$80,095	4%
$33.11	3.61%		1.58%	1.58%		(0.31)%	$57,666	368%

$42.31	12.86	%(e)	2.61%	2.61%		(1.36)%	$5,479	3	%(e)
$40.09	8.57%		2.63%	2.63%		(1.01)%	$5,327	84%
$37.50	4.93%		2.54%	2.54%		(0.45)%	$4,232	3%
$35.96	13.08%		2.43%	2.43%		(0.78)%	$4,676	26%
$31.80	12.55%		2.58%	2.58%		(1.44)%	$8,533	4%
$28.25	2.60%		2.58%	2.58%		(1.31)%	$5,380	368%

$127.61	21.94	%(e)	2.04%	1.88%		(1.25)%	$6,618	123	%(e)
$104.67	16.07%		2.37%	2.11	%(f)	(1.08)%	$5,587	82%
$92.86	27.62%		1.62%	1.62%		2.51%	$10,109	805%
$72.76	0.62%		2.22%	1.78%		0.05%	$5,680	818%
$72.31	18.37%		1.82%	1.78%		(1.46)%	$7,108	562%
$61.09	10.35%		2.10%	1.78%		(1.59)%	$5,209	962%

$104.32	21.33	%(e)	3.04%	2.88%		(2.25)%	$194	123	%(e)
$85.98	14.89%		3.37%	3.11	%(f)	(2.08)%	$153	82%
$76.53	26.35%		2.62%	2.62%		1.51%	$166	805%
$60.55	(0.38)%		3.22%	2.78%		(0.95)%	$123	818%
$60.80	17.22%		2.82%	2.78%		(2.46)%	$313	562%
$51.86	9.27%		3.10%	2.78%		(2.59)%	$1,236	962%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(e)	Not annualized for periods less than one year.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year period ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Note to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 231

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Consumer Goods UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)(d)	$59.24	(0.10)	22.87	22.77	—		—	—
Year Ended July 31, 2020(d)	$53.09	0.23	7.52 (f)	7.75	—		(1.60)	(1.60)
Year Ended July 31, 2019(d)	$51.20	0.07	2.51	2.58	(0.69)		—	(0.69)
Year Ended July 31, 2018(d)	$53.04	0.23	(1.15)	(0.92)	(0.04)		(0.88)	(0.92)
Year Ended July 31, 2017(d)	$49.21	0.10	3.73	3.83	—		—	—
Year Ended July 31, 2016(d)	$43.81	(0.07)	5.69	5.62	(0.22	)(g)	—	(0.22)
Service Class
Six Months Ended January 31, 2021 (unaudited)(d)	$53.19	(0.36)	20.44	20.08	—		—	—
Year Ended July 31, 2020(d)	$48.29	(0.25)	6.75 (f)	6.50	—		(1.60)	(1.60)
Year Ended July 31, 2019(d)	$46.44	(0.37)	2.36	1.99	(0.14)		—	(0.14)
Year Ended July 31, 2018(d)	$48.62	(0.25)	(1.05)	(1.30)	—		(0.88)	(0.88)
Year Ended July 31, 2017(d)	$45.56	(0.35)	3.41	3.06	—		—	—
Year Ended July 31, 2016(d)	$40.77	(0.48)	5.27	4.79	—		—	—
Consumer Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$54.08	(0.29)	11.31	11.02	—		(2.41)	(2.41)
Year Ended July 31, 2020(h)	$46.43	(0.24)	7.89	7.65	—		—	—
Year Ended July 31, 2019(h)	$43.14	(0.06)	5.21	5.15	—		(1.86)	(1.86)
Year Ended July 31, 2018(h)	$34.40	(0.09)	9.58	9.49	—		(0.75)	(0.75)
Year Ended July 31, 2017(h)	$29.22	(0.10)	5.28	5.18	—		—	—
Year Ended July 31, 2016(h)	$29.85	(0.11)	(0.52)	(0.63)	—		—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$45.99	(0.55)	9.66	9.11	—		(2.41)	(2.41)
Year Ended July 31, 2020(h)	$39.89	(0.63)	6.73	6.10	—		—	—
Year Ended July 31, 2019(h)	$37.73	(0.43)	4.45	4.02	—		(1.86)	(1.86)
Year Ended July 31, 2018(h)	$30.47	(0.43)	8.44	8.01	—		(0.75)	(0.75)
Year Ended July 31, 2017(h)	$26.15	(0.38)	4.70	4.32	—		—	—
Year Ended July 31, 2016(h)	$26.98	(0.36)	(0.47)	(0.83)	—		—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$82.01	38.45	%(e)	1.90%	1.78%	(0.36)%	$12,072	87	%(e)
$59.24	14.68%		2.08%	1.78%	0.44%	$7,596	162%
$53.09	5.40%		2.11%	1.91%	0.15%	$4,495	46%
$51.20	(1.87)%		1.89%	1.83%	0.44%	$5,321	155%
$53.04	7.77%		1.76%	1.76%	0.19%	$28,186	199%
$49.21	12.89%		1.75%	1.75%	(0.14)%	$18,570	236%

$73.27	37.77	%(e)	2.90%	2.78%	(1.36)%	$633	87	%(e)
$53.19	13.53%		3.08%	2.78%	(0.56)%	$457	162%
$48.29	4.38%		3.09%	2.89%	(0.83)%	$391	46%
$46.44	(2.85)%		2.89%	2.83%	(0.56)%	$699	155%
$48.62	6.72%		2.76%	2.76%	(0.81)%	$1,077	199%
$45.56	11.76%		2.75%	2.75%	(1.14)%	$3,907	236%

$62.69	20.33	%(e)	1.61%	1.61%	(0.94)%	$48,124	135	%(e)
$54.08	16.47%		1.67%	1.67%	(0.53)%	$44,827	80%
$46.43	13.46%		1.57%	1.57%	(0.13)%	$90,523	106%
$43.14	27.92%		1.52%	1.52%	(0.22)%	$131,835	35%
$34.40	17.70%		1.58%	1.58%	(0.32)%	$32,182	123%
$29.22	(2.10)%		1.56%	1.56%	(0.39)%	$39,850	37%

$52.69	19.75	%(e)	2.61%	2.61%	(1.94)%	$1,653	135	%(e)
$45.99	15.30%		2.67%	2.67%	(1.53)%	$1,595	80%
$39.89	12.34%		2.57%	2.57%	(1.13)%	$2,524	106%
$37.73	26.64%		2.52%	2.52%	(1.22)%	$5,163	35%
$30.47	16.52%		2.58%	2.58%	(1.32)%	$1,077	123%
$26.15	(3.06)%		2.56%	2.56%	(1.39)%	$722	37%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.
(e)	Not annualized for periods less than one year.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be a return of capital.
(h)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

232 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$10.91	0.03	1.10	1.13	(0.30)	(0.30)
Year Ended July 31, 2020	$12.56	0.16	(1.70)	(1.54)	(0.11)	(0.11)
Year Ended July 31, 2019	$14.58	0.25	(0.86)	(0.61)	(1.41)	(1.41)
Year Ended July 31, 2018	$13.99	0.17	0.56	0.73	(0.14)	(0.14)
Year Ended July 31, 2017	$11.99	0.24	2.15	2.39	(0.39)	(0.39)
Year Ended July 31, 2016	$14.48	0.37	(1.50)	(1.13)	(1.36)	(1.36)
Service Class
Six Months Ended January 31, 2021 (unaudited)	$11.90	(0.04)	1.21	1.17	(0.18)	(0.18)
Year Ended July 31, 2020	$13.74	0.03	(1.87)	(1.84)	—	—
Year Ended July 31, 2019	$15.32	0.11	(0.83)	(0.72)	(0.86)	(0.86)
Year Ended July 31, 2018	$14.72	0.02	0.58	0.60	—	—
Year Ended July 31, 2017	$12.35	0.10	2.27	2.37	—	—
Year Ended July 31, 2016	$14.80	0.25	(1.53)	(1.28)	(1.17)	(1.17)
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$16.41	(0.15)	0.46	0.31	—	—
Year Ended July 31, 2020	$15.97	(0.12)	0.56 (e)	0.44	—	—
Year Ended July 31, 2019	$17.03	0.08	(1.14)	(1.06)	—	—
Year Ended July 31, 2018	$17.77	(0.08)	(0.66)	(0.74)	—	—
Year Ended July 31, 2017	$17.76	(0.22)	0.23	0.01	—	—
Year Ended July 31, 2016	$17.83	(0.28)	0.21	(0.07)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$15.05	(0.22)	0.44	0.22	—	—
Year Ended July 31, 2020	$14.81	(0.27)	0.51 (e)	0.24	—	—
Year Ended July 31, 2019	$15.93	(0.08)	(1.04)	(1.12)	—	—
Year Ended July 31, 2018	$16.78	(0.24)	(0.61)	(0.85)	—	—
Year Ended July 31, 2017	$16.92	(0.38)	0.24	(0.14)	—	—
Year Ended July 31, 2016	$17.16	(0.45)	0.21	(0.24)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$11.74	10.42	%(d)	2.63%	1.78%	0.44%	$3,727	319	%(d)
$10.91	(12.42)%		2.20%	1.78%	1.35%	$4,306	1,122%
$12.56	(3.95	)%(e)	2.23%	1.78%	1.96%	$4,997	1,311%
$14.58	5.30	%(f)	1.87%	1.75%	1.19%	$3,109	540%
$13.99	20.40%		1.82%	1.78%	1.90%	$11,133	1,157%
$11.99	(8.11)%		1.84%	1.78%	3.14%	$3,726	718%

$12.89	10.01	%(d)	3.63%	2.78%	(0.56)%	$179	319	%(d)
$11.90	(13.46)%		3.20%	2.78%	0.35%	$159	718%
$13.74	(4.80	)%(e)	3.23%	2.78%	0.96%	$265	1,311%
$15.32	4.14	%(f)	2.87%	2.75%	0.19%	$328	540%
$14.72	19.19%		2.82%	2.78%	0.90%	$477	1,157%
$12.35	(8.96)%		2.84%	2.78%	2.14%	$262	718%

$16.72	1.89	%(d)	5.25%	1.78%	(1.75)%	$1,703	—
$16.41	2.76%		5.66%	1.78%	(0.78)%	$1,230	—
$15.97	(6.22)%		2.98%	1.78%	0.48%	$1,000	—
$17.03	(4.16)%		2.96%	1.78%	(0.44)%	$1,255	—
$17.77	0.06%		3.38%	1.78%	(1.33)%	$1,965	—
$17.76	(0.39)%		2.43%	1.78%	(1.60)%	$2,480	—

$15.27	1.33	%(d)	6.25%	2.78%	(2.75)%	$2	—
$15.05	1.82%		6.66%	2.78%	(1.78)%	$2	—
$14.81	(7.09)%		3.98%	2.78%	(0.52)%	$7	—
$15.93	(5.07)%		3.96%	2.78%	(1.44)%	$744	—
$16.78	(0.89)%		4.38%	2.78%	(2.33)%	$487	—
$16.92	(1.34)%		3.43%	2.78%	(2.60)%	$1,285	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	During the year ended July 31, 2019, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 2.65%.
(f)	During the year ended July 31, 2018, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.44%.

See accompanying notes to the financial statements.

Financial Highlights :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$19.18	0.02	4.24	4.26	—	—	—
Year Ended July 31, 2020	$24.82	0.03	(5.21)	(5.18)	(0.46)	—	(0.46)
Year Ended July 31, 2019	$23.18	0.13	1.51	1.64	—	—	—
Year Ended July 31, 2018	$19.90	0.01	3.27	3.28	—	—	—
Year Ended July 31, 2017	$14.65	(0.01)	5.26	5.25	—	—	—
Year Ended July 31, 2016	$15.63	(0.02)	(0.96)	(0.98)	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$16.31	(0.07)	3.59	3.52	—	—	—
Year Ended July 31, 2020	$21.11	(0.16)	(4.48)	(4.64)	(0.16)	—	(0.16)
Year Ended July 31, 2019	$19.91	(0.07)	1.27	1.20	—	—	—
Year Ended July 31, 2018	$17.27	(0.18)	2.82	2.64	—	—	—
Year Ended July 31, 2017	$12.83	(0.16)	4.60	4.44	—	—	—
Year Ended July 31, 2016	$13.83	(0.15)	(0.85)	(1.00)	—	—	—
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$75.52	(0.28)	12.32	12.04	—	—	—
Year Ended July 31, 2020	$61.57	(0.19)	14.17	13.98	(0.03)	—	(0.03)
Year Ended July 31, 2019	$60.66	0.10	0.83	0.93	(0.02)	—	(0.02)
Year Ended July 31, 2018	$56.25	(0.05)	10.27	10.22	—	(5.81)	(5.81)
Year Ended July 31, 2017	$51.01	(0.14)	5.38	5.24	—	—	—
Year Ended July 31, 2016	$54.33	(0.12)	(3.20)	(3.32)	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$62.29	(0.60)	10.19	9.59	—	—	—
Year Ended July 31, 2020	$51.25	(0.73)	11.77	11.04	—	—	—
Year Ended July 31, 2019	$50.97	(0.40)	0.68	0.28	—	—	—
Year Ended July 31, 2018	$48.57	(0.53)	8.74	8.21	—	(5.81)	(5.81)
Year Ended July 31, 2017	$44.49	(0.57)	4.65	4.08	—	—	—
Year Ended July 31, 2016	$47.86	(0.54)	(2.83)	(3.37)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$23.44	22.21	%(d)	2.35%	1.88%	0.16%	$4,740	821	%(d)
$19.18	(21.40)%		1.87%	1.84%	0.13%	$4,239	271%
$24.82	7.07%		1.72%	1.72%	0.56%	$39,881	394%
$23.18	16.48%		1.66%	1.66%	0.06%	$9,238	360%
$19.90	35.84%		1.68%	1.68%	(0.03)%	$15,981	211%
$14.65	(6.27)%		1.76%	1.76%	(0.14)%	$8,204	275%

$19.83	21.58	%(d)	3.35%	2.88%	(0.84)%	$424	821	%(d)
$16.31	(22.20)%		2.87%	2.84%	(0.87)%	$443	271%
$21.11	5.97%		2.72%	2.72%	(0.44)%	$1,326	394%
$19.91	15.34%		2.66%	2.66%	(0.94)%	$811	360%
$17.27	34.61%		2.68%	2.68%	(1.03)%	$1,588	211%
$12.83	(7.23)%		2.76%	2.76%	(1.14)%	$838	275%

$87.56	15.96	%(d)	1.83%	1.83%	(0.70)%	$20,337	118	%(d)
$75.52	22.71%		1.78%	1.78%	(0.28)%	$46,004	201%
$61.57	1.54%		1.58%	1.58%	0.16%	$14,650	226%
$60.66	19.30%		1.56%	1.56%	(0.09)%	$39,320	151%
$56.25	10.25%		1.58%	1.58%	(0.27)%	$60,081	215%
$51.01	(6.09)%		1.53%	1.53%	(0.26)%	$37,647	7%

$71.88	15.41	%(d)	2.79%	2.79%	(1.66)%	$1,254	118	%(d)
$62.29	21.54%		2.74%	2.74%	(1.24)%	$1,180	201%
$51.25	0.55%		2.55%	2.55%	(0.81)%	$1,328	226%
$50.97	18.14%		2.55%	2.55%	(1.08)%	$2,230	151%
$48.57	9.17%		2.58%	2.58%	(1.27)%	$2,507	215%
$44.49	(7.04)%		2.53%	2.53%	(1.26)%	$3,213	7%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

234 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$36.50	(0.15)	10.03	9.88	—	—
Year Ended July 31, 2020(e)	$39.16	(0.09)	(2.57)	(2.66)	—	—
Year Ended July 31, 2019(e)	$36.86	(0.04)	2.34	2.30	—	—
Year Ended July 31, 2018(e)	$31.94	(0.04)	6.39	6.35	(1.43)	(1.43)
Year Ended July 31, 2017(e)	$25.23	(0.06)	6.77	6.71	—	—
Year Ended July 31, 2016(e)	$22.83	(0.08)	2.61	2.53	(0.13)	(0.13)
Service Class
Six Months Ended January 31, 2021 (unaudited)	$31.55	(0.34)	8.67	8.33	—	—
Year Ended July 31, 2020(e)	$34.18	(0.42)	(2.21)	(2.63)	—	—
Year Ended July 31, 2019(e)	$32.50	(0.35)	2.03	1.68	—	—
Year Ended July 31, 2018(e)	$28.59	(0.35)	5.69	5.34	(1.43)	(1.43)
Year Ended July 31, 2017(e)	$22.80	(0.31)	6.10	5.79	—	—
Year Ended July 31, 2016(e)	$20.85	(0.28)	2.36	2.08	(0.13)	(0.13)
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)(g)	$66.20	(0.38)	17.00	16.62	(14.34)	(14.34)
Year Ended July 31, 2020(g)	$49.72	(0.46)	17.00	16.54	(0.06)	(0.06)
Year Ended July 31, 2019(g)	$46.29	(0.34)	3.78	3.43	—	—
Year Ended July 31, 2018(g)	$32.50	(0.38)	17.40	17.02	(3.23)	(3.23)
Year Ended July 31, 2017(g)	$23.08	(0.31)	9.78	9.47	(0.05)	(0.05)
Year Ended July 31, 2016(g)	$23.01	(0.27)	1.83	1.56	(1.49)	(1.49)
Service Class
Six Months Ended January 31, 2021 (unaudited)(g)	$50.74	(0.58)	13.04	12.46	(14.34)	(14.34)
Year Ended July 31, 2020(g)	$38.50	(0.83)	13.13	12.30	(0.06)	(0.06)
Year Ended July 31, 2019(g)	$36.20	(0.70)	3.00	2.30	—	—
Year Ended July 31, 2018(g)	$26.25	(0.70)	13.88	13.18	(3.23)	(3.23)
Year Ended July 31, 2017(g)	$18.84	(0.53)	7.99	7.46	(0.05)	(0.05)
Year Ended July 31, 2016(g)	$19.24	(0.45)	1.54	1.09	(1.49)	(1.49)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$46.38	27.07	%(d)	1.96%	1.77%		(0.64)%	$7,220	324	%(d)
$36.50	(6.78)%		2.12%	1.87%		(0.23)%	$4,033	57%
$39.16	6.22%		1.84%	1.84%		(0.10)%	$9,520	485%
$36.86	20.04%		1.63%	1.63%		(0.12)%	$7,850	240%
$31.94	26.61%		1.72%	1.72%		(0.21)%	$27,147	294%
$25.23	11.23%		1.79%	1.79	%(f)	(0.33)%	$12,037	270%

$39.88	26.40	%(d)	2.96%	2.77%		(1.64)%	$321	324	%(d)
$31.55	(7.69)%		3.12%	2.87%		(1.23)%	$226	57%
$34.18	5.16%		2.84%	2.84%		(1.10)%	$962	485%
$32.50	18.83%		2.63%	2.63%		(1.12)%	$510	240%
$28.59	25.36%		2.72%	2.72%		(1.21)%	$889	294%
$22.80	10.14%		2.79%	2.79	%(f)	(1.33)%	$601	270%

$68.48	24.90	%(d)	1.58%	1.58%		(1.37)%	$201,372	44	%(d)
$66.20	33.31%		1.60%	1.60%		(0.97)%	$206,228	59%
$49.72	7.43%		1.50%	1.50%		(0.75)%	$209,745	61%
$46.29	55.54%		1.42%	1.42%		(0.94)%	$275,914	69%
$32.50	41.01%		1.46%	1.46%		(1.17)%	$139,470	27%
$23.08	7.12%		1.50%	1.50%		(1.32)%	$77,895	65%

$48.86	24.29	%(d)	2.58%	2.58%		(2.37)%	$10,350	44	%(d)
$50.74	32.01%		2.60%	2.60%		(1.97)%	$9,906	59%
$38.50	6.35%		2.50%	2.50%		(1.75)%	$10,311	61%
$36.20	54.00%		2.42%	2.42%		(1.94)%	$16,652	69%
$26.25	39.59%		2.46%	2.46%		(2.17)%	$8,697	27%
$18.84	6.02%		2.50%	2.50%		(2.32)%	$3,752	65%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$111.89	(0.36)	16.04	15.68	—	(4.14)	(4.14)
Year Ended July 31, 2020	$95.94	(0.33)	20.61	20.28	—	(4.33)	(4.33)
Year Ended July 31, 2019	$90.85	(0.12)	6.68	6.56	—	(1.47)	(1.47)
Year Ended July 31, 2018	$77.09	(0.15)	15.06	14.91	—	(1.15)	(1.15)
Year Ended July 31, 2017	$68.05	— (e)	9.97	9.97	—	(0.93)	(0.93)
Year Ended July 31, 2016	$65.97	(0.02)	2.14	2.12	—	(0.04)	(0.04)
Service Class
Six Months Ended January 31, 2021 (unaudited)	$92.09	(0.85)	13.23	12.38	—	(4.14)	(4.14)
Year Ended July 31, 2020	$80.47	(1.14)	17.09	15.95	—	(4.33)	(4.33)
Year Ended July 31, 2019	$77.22	(0.89)	5.61	4.72	—	(1.47)	(1.47)
Year Ended July 31, 2018	$66.34	(0.85)	12.88	12.03	—	(1.15)	(1.15)
Year Ended July 31, 2017	$59.27	(0.62)	8.62	8.00	—	(0.93)	(0.93)
Year Ended July 31, 2016	$58.05	(0.57)	1.83	1.26	—	(0.04)	(0.04)
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$63.28	0.22	7.91	8.13	—	—	—
Year Ended July 31, 2020	$66.30	0.64	(3.66)	(3.02)	—	—	—
Year Ended July 31, 2019	$66.02	0.45	2.05	2.50	—	(2.22)	(2.22)
Year Ended July 31, 2018	$61.42	0.40	4.84	5.24	(0.42)	(0.22)	(0.64)
Year Ended July 31, 2017	$54.89	0.43	6.23	6.66	(0.13)	—	(0.13)
Year Ended July 31, 2016	$53.40	0.49	1.64	2.13	(0.38)	(0.26)	(0.64)
Service Class
Six Months Ended January 31, 2021 (unaudited)	$55.95	(0.08)	6.96	6.88	—	—	—
Year Ended July 31, 2020	$59.23	0.05	(3.33)	(3.28)	—	—	—
Year Ended July 31, 2019	$59.82	(0.12)	1.75	1.63	—	(2.22)	(2.22)
Year Ended July 31, 2018	$55.88	(0.18)	4.34	4.16	—	(0.22)	(0.22)
Year Ended July 31, 2017	$50.33	(0.10)	5.65	5.55	—	—	—
Year Ended July 31, 2016	$49.33	0.02	1.44	1.46	(0.20)	(0.26)	(0.46)

			Ratios to Average Net Assets					Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$123.43	14.07	%(d)	1.63%	1.63%		(0.60)%		$14,644	131	%(d)
$111.89	21.78%		1.69%	1.69%		(0.34)%		$50,145	358%
$95.94	7.56%		1.61%	1.61%		(0.14)%		$22,113	536%
$90.85	19.47%		1.57%	1.57%		(0.18)%		$33,364	380%
$77.09	14.82%		1.68%	1.68%		—	%(f)	$32,726	592%
$68.05	3.23%		1.78%	1.78%		(0.03)%		$23,301	460%

$100.33	13.50	%(d)	2.63%	2.63%		(1.60)%		$2,061	131	%(d)
$92.09	20.53%		2.69%	2.69%		(1.34)%		$1,014	358%
$80.47	6.50%		2.61%	2.61%		(1.14)%		$3,894	536%
$77.22	18.28%		2.57%	2.57%		(1.18)%		$1,307	380%
$66.34	13.68%		2.68%	2.68%		(1.00)%		$3,945	592%
$59.27	2.19%		2.78%	2.78%		(1.03)%		$1,165	460%

$71.41	12.86	%(d)	1.99%	1.99	%(g)	0.67%		$4,902	348	%(d)
$63.28	(4.55)%		1.75%	1.75%		0.94%		$4,704	481%
$66.30	4.38%		1.80%	1.77%		0.71%		$11,810	1,011%
$66.02	8.55%		1.85%	1.78%		0.64%		$5,296	788%
$61.42	12.12%		1.85%	1.78%		0.75%		$6,916	498%
$54.89	4.11%		1.86%	1.78%		0.97%		$11,599	813%

$62.83	12.31	%(d)	2.99%	2.99	%(g)	(0.33)%		$1,767	348	%(d)
$55.95	(5.54)%		2.75%	2.75%		(0.06)%		$1,421	481%
$59.23	3.37%		2.80%	2.77%		(0.29)%		$1,233	1,011%
$59.82	7.44%		2.85%	2.78%		(0.36)%		$635	788%
$55.88	11.01%		2.85%	2.78%		(0.25)%		$2,159	498%
$50.33	3.06%		2.86%	2.78%		(0.03)%		$2,182	813%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Amount is less than 0.005%.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

236 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$96.99	(0.38)	22.88	22.50	—	(3.08)		(3.08)
Year Ended July 31, 2020	$94.01	(0.79)	3.77	2.98	—	—		—
Year Ended July 31, 2019	$93.83	(0.40)	0.58	0.18	—	—		—
Year Ended July 31, 2018	$82.27	(0.50)	12.06	11.56	—	—		—
Year Ended July 31, 2017	$73.58	(0.44)	9.13	8.69	—	—		—
Year Ended July 31, 2016	$72.42	(0.38)	1.54	1.16	—	—		—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$79.88	(0.82)	18.85	18.03	—	(3.08)		(3.08)
Year Ended July 31, 2020	$78.22	(1.56)	3.22	1.66	—	—		—
Year Ended July 31, 2019	$78.84	(1.15)	0.53	(0.62)	—	—		—
Year Ended July 31, 2018	$69.82	(1.25)	10.27	9.02	—	—		—
Year Ended July 31, 2017	$63.07	(1.09)	7.84	6.75	—	—		—
Year Ended July 31, 2016	$62.72	(0.96)	1.31	0.35	—	—		—
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$78.62	(0.44)	20.00	19.56	—	(0.23)		(0.23)
Year Ended July 31, 2020	$87.39	(0.41)	(4.01)	(4.42)	(0.08)	(4.27)		(4.35)
Year Ended July 31, 2019	$91.18	0.02	(1.59)	(1.57)	(0.05)	(2.17)		(2.22)
Year Ended July 31, 2018	$87.31	(0.20)	10.73	10.53	—	(6.66)		(6.66)
Year Ended July 31, 2017	$77.58	(0.42)	10.15	9.73	—	—		—
Year Ended July 31, 2016	$74.89	(0.33)	3.05	2.72	—	(0.03	)(f)	(0.03)
Service Class
Six Months Ended January 31, 2021 (unaudited)	$63.84	(0.80)	16.26	15.46	—	(0.23)		(0.23)
Year Ended July 31, 2020	$72.34	(1.07)	(3.16)	(4.23)	—	(4.27)		(4.27)
Year Ended July 31, 2019	$76.62	(0.69)	(1.42)	(2.11)	—	(2.17)		(2.17)
Year Ended July 31, 2018	$75.06	(0.96)	9.18	8.22	—	(6.66)		(6.66)
Year Ended July 31, 2017	$67.36	(1.13)	8.83	7.70	—	—		—
Year Ended July 31, 2016	$65.71	(0.95)	2.63	1.68	—	(0.03	)(f)	(0.03)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$116.41	23.29	%(d)	1.66%	1.66%		(0.73)%	$8,504	229	%(d)
$96.99	3.17%		1.77%	1.77%		(0.88)%	$38,215	457%
$94.01	0.19%		1.73%	1.73%		(0.44)%	$17,792	385%
$93.83	14.05%		1.70%	1.70%		(0.56)%	$19,895	384%
$82.27	11.81%		1.80%	1.78%		(0.59)%	$9,086	242%
$73.58	1.60%		1.81%	1.78%		(0.58)%	$22,383	666%

$94.83	22.69	%(d)	2.66%	2.66%		(1.73)%	$753	229	%(d)
$79.88	2.12%		2.77%	2.77%		(1.88)%	$780	457%
$78.22	(0.79)%		2.73%	2.73%		(1.44)%	$2,315	385%
$78.84	12.92%		2.70%	2.70%		(1.56)%	$950	384%
$69.82	10.68%		2.80%	2.78%		(1.59)%	$1,305	242%
$63.07	0.57%		2.81%	2.78%		(1.58)%	$1,875	666%

$97.95	24.95	%(d)	2.09%	2.01	%(e)	(1.00)%	$9,620	130	%(d)
$78.62	(5.52)%		1.97%	1.97	%(e)	(0.52)%	$4,207	238%
$87.39	(1.25)%		1.67%	1.67%		0.03%	$7,025	43%
$91.18	12.38%		1.54%	1.54%		(0.23)%	$19,933	21%
$87.31	12.54%		1.57%	1.57%		(0.51)%	$47,686	603%
$77.58	3.64%		1.51%	1.51%		(0.47)%	$56,035	1,455%

$79.08	24.34	%(d)	3.09%	3.01	%(e)	(2.00)%	$719	130	%(d)
$63.84	(6.45)%		2.97%	2.97	%(e)	(1.52)%	$556	238%
$72.34	(2.23)%		2.67%	2.67%		(0.97)%	$2,655	43%
$76.62	11.26%		2.54%	2.54%		(1.23)%	$783	21%
$75.06	11.41%		2.57%	2.57%		(1.51)%	$952	603%
$67.36	2.57%		2.51%	2.51%		(1.47)%	$981	1,455%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Subsequent to the issuance of the July 31, 2016 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 237

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$62.48	0.15	17.38	17.53	(0.17)	—	(0.17)
Year Ended July 31, 2020	$73.65	0.20	(11.06)	(10.86)	(0.31)	—	(0.31)
Year Ended July 31, 2019	$78.08	0.08	(2.04)	(1.96)	(0.11)	(2.36)	(2.47)
Year Ended July 31, 2018	$78.19	(0.11)	8.25	8.14	—	(8.25)	(8.25)
Year Ended July 31, 2017	$69.63	(0.01)	8.99	8.98	(0.18)	(0.24)	(0.42)
Year Ended July 31, 2016	$65.60	0.26	3.77	4.03	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$50.79	(0.14)	14.08	13.94	—	—	—
Year Ended July 31, 2020	$60.23	(0.36)	(9.08)	(9.44)	—	—	—
Year Ended July 31, 2019	$64.88	(0.52)	(1.77)	(2.29)	—	(2.36)	(2.36)
Year Ended July 31, 2018	$66.90	(0.76)	6.99	6.23	—	(8.25)	(8.25)
Year Ended July 31, 2017	$60.06	(0.64)	7.72	7.08	—	(0.24)	(0.24)
Year Ended July 31, 2016	$57.22	(0.29)	3.13	2.84	—	—	—
Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$104.21	(0.60)	18.94	18.34	—	(1.33)	(1.33)
Year Ended July 31, 2020	$76.83	(0.54)	28.66	28.12	—	(0.74)	(0.74)
Year Ended July 31, 2019	$71.37	0.02	5.44	5.46	—	—	—
Year Ended July 31, 2018	$58.96	(0.19)	13.07	12.88	—	(0.47)	(0.47)
Year Ended July 31, 2017	$47.81	(0.33)	11.48	11.15	—	—	—
Year Ended July 31, 2016(f)	$46.73	(0.37)	1.45	1.08	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$84.23	(1.05)	15.37	14.32	—	(1.33)	(1.33)
Year Ended July 31, 2020	$62.84	(1.22)	23.35	22.13	—	(0.74)	(0.74)
Year Ended July 31, 2019	$58.96	(0.56)	4.44	3.88	—	—	—
Year Ended July 31, 2018	$49.27	(0.74)	10.90	10.16	—	(0.47)	(0.47)
Year Ended July 31, 2017	$40.36	(0.78)	9.69	8.91	—	—	—
Year Ended July 31, 2016(f)	$39.85	(0.75)	1.26	0.51	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$79.84	28.08	%(d)	1.94%	1.77%	0.43%	$5,539	466	%(d)
$62.48	(14.82	)%(e)	2.10%	1.78%	0.29%	$4,189	322%
$73.65	(1.94)%		1.78%	1.78%	0.11%	$5,554	708%
$78.08	10.85%		1.94%	1.78%	(0.15)%	$7,731	312%
$78.19	12.90%		1.85%	1.78%	(0.01)%	$7,609	281%
$69.63	6.14%		1.84%	1.78%	0.41%	$33,251	913%

$64.73	27.47	%(d)	2.94%	2.77%	(0.57)%	$564	466	%(d)
$50.79	(15.67	)%(e)	3.10%	2.78%	(0.71)%	$417	322%
$60.23	(2.89)%		2.78%	2.78%	(0.89)%	$587	708%
$64.88	9.73%		2.94%	2.78%	(1.15)%	$562	312%
$66.90	11.78%		2.85%	2.78%	(1.01)%	$626	281%
$60.06	4.98%		2.84%	2.78%	(0.59)%	$1,458	913%

$121.22	17.63	%(d)	1.53%	1.53%	(1.07)%	$118,555	33	%(d)
$104.21	36.83%		1.56%	1.56%	(0.65)%	$108,633	39%
$76.83	7.65%		1.52%	1.52%	0.03%	$101,799	15%
$71.37	21.94%		1.44%	1.44%	(0.30)%	$83,056	3%
$58.96	23.32%		1.49%	1.49%	(0.64)%	$99,069	4%
$47.81	2.30%		1.54%	1.54%	(0.84)%	$53,723	362%

$97.22	17.05	%(d)	2.52%	2.52%	(2.06)%	$8,937	33	%(d)
$84.23	35.48%		2.55%	2.55%	(1.64)%	$8,412	39%
$62.84	6.58%		2.51%	2.51%	(0.96)%	$5,884	15%
$58.96	20.75%		2.44%	2.44%	(1.30)%	$8,137	3%
$49.27	22.05%		2.49%	2.49%	(1.64)%	$5,022	4%
$40.36	1.27%		2.54%	2.54%	(1.84)%	$2,863	362%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.
(f)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

238 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Oil & Gas UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$11.97	0.14	1.72	1.86	(0.23)	(0.23)
Year Ended July 31, 2020	$29.28	0.29	(17.22)	(16.93)	(0.38)	(0.38)
Year Ended July 31, 2019	$42.24	0.37	(12.87)	(12.50)	(0.46)	(0.46)
Year Ended July 31, 2018	$33.39	0.29	8.88	9.17	(0.32)	(0.32)
Year Ended July 31, 2017	$35.19	0.28	(1.85)	(1.57)	(0.23)	(0.23)
Year Ended July 31, 2016	$37.47	0.23	(2.34)	(2.11)	(0.17)	(0.17)
Service Class
Six Months Ended January 31, 2021 (unaudited)	$10.27	0.08	1.45	1.53	(0.14)	(0.14)
Year Ended July 31, 2020	$25.07	0.14	(14.88)	(14.74)	(0.06)	(0.06)
Year Ended July 31, 2019	$36.03	0.08	(10.96)	(10.88)	(0.08)	(0.08)
Year Ended July 31, 2018	$28.53	(0.02)	7.52	7.50	—	—
Year Ended July 31, 2017	$30.19	(0.03)	(1.63)	(1.66)	—	—
Year Ended July 31, 2016	$32.29	(0.06)	(2.04)	(2.10)	—	—
Oil Equipment & Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)(e)	$36.47	(0.18)	15.10	14.92	(0.08)	(0.08)
Year Ended July 31, 2020(e)(f)	$166.00	0.20	(129.73)	(129.53)	—	—
Year Ended July 31, 2019(e)(f)	$403.70	(1.28)	(232.26)	(233.54)	(4.16)	(4.16)
Year Ended July 31, 2018(e)(f)	$401.13	3.20	8.65	11.85	(9.28)	(9.28)
Year Ended July 31, 2017(e)(f)	$430.79	6.72	(36.06)	(29.34)	(0.32)	(0.32)
Year Ended July 31, 2016(e)(f)	$562.98	1.60	(133.79)	(132.19)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)(e)	$32.90	(0.38)	13.58	13.20	—	—
Year Ended July 31, 2020(e)(f)	$151.47	(0.04)	(118.53)	(118.57)	—	—
Year Ended July 31, 2019(e)(f)	$362.87	(3.20)	(208.20)	(211.40)	— (h)	— (h)
Year Ended July 31, 2018(e)(f)	$359.98	(0.32)	7.37	7.05	(4.16)	(4.16)
Year Ended July 31, 2017(e)(f)	$389.89	2.24	(32.15)	(29.91)	—	—
Year Ended July 31, 2016(e)(f)	$514.74	(2.24)	(122.61)	(124.85)	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$13.60	15.60	%(d)	1.91%	1.91%		2.27%	$12,867	163	%(d)
$11.97	(58.57)%		1.87%	1.87%		1.61%	$11,544	40%
$29.28	(29.45)%		1.74%	1.74%		1.11%	$13,402	53%
$42.24	27.56%		1.56%	1.56%		0.78%	$43,157	152%
$33.39	(4.58)%		1.60%	1.60%		0.79%	$20,228	110%
$35.19	(5.56)%		1.54%	1.54%		0.69%	$59,096	16%

$11.66	14.98	%(d)	2.91%	2.91%		1.27%	$754	163	%(d)
$10.27	(58.92)%		2.87%	2.87%		0.61%	$626	40%
$25.07	(30.16)%		2.74%	2.74%		0.11%	$730	53%
$36.03	26.29%		2.56%	2.56%		(0.22)%	$1,651	152%
$28.53	(5.50)%		2.60%	2.60%		(0.21)%	$1,929	110%
$30.19	(6.50)%		2.54%	2.54%		(0.31)%	$3,140	16%

$51.31	40.90	%(d)	1.87%	1.78%		(0.70)%	$11,220	570	%(d)
$36.47	(78.03)%		2.12%	1.86%		0.73%	$9,408	396%
$166.00	(57.83)%		2.09%	2.09	%(g)	(0.61)%	$6,205	248%
$403.70	3.02%		1.60%	1.60%		0.83%	$8,203	316%
$401.13	(6.79)%		1.62%	1.62%		1.42%	$13,703	201%
$430.79	(23.48)%		1.79%	1.78%		0.37%	$12,176	229%

$46.10	40.24	%(d)	2.87%	2.78%		(1.70)%	$583	570	%(d)
$32.90	(78.28)%		3.12%	2.86%		(0.27)%	$353	396%
$151.47	(58.27)%		3.09%	3.09	%(g)	(1.61)%	$373	248%
$362.87	1.99%		2.60%	2.60%		(0.17)%	$318	316%
$359.98	(7.71)%		2.62%	2.62%		0.42%	$503	201%
$389.89	(24.24)%		2.79%	2.78%		(0.63)%	$233	229%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(f)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(h)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 239

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$22.94	(0.04)	4.94	4.90	—	(0.10)		(0.10)
Year Ended July 31, 2020	$20.75	(0.04)	2.23	2.19	—	—		—
Year Ended July 31, 2019	$26.29	0.01	(4.71)	(4.70)	(0.04)	(0.80)		(0.84)
Year Ended July 31, 2018	$25.66	0.12	1.61	1.73	—	(1.10)		(1.10)
Year Ended July 31, 2017	$26.29	0.03	(0.66)	(0.63)	—	—		—
Year Ended July 31, 2016	$26.03	(0.04)	0.32	0.28	—	(0.02	)(e)	(0.02)
Service Class
Six Months Ended January 31, 2021 (unaudited)	$19.74	(0.15)	4.24	4.09	—	(0.10)		(0.10)
Year Ended July 31, 2020	$18.03	(0.23)	1.94	1.71	—	—		—
Year Ended July 31, 2019	$23.16	(0.20)	(4.13)	(4.33)	—	(0.80)		(0.80)
Year Ended July 31, 2018	$22.96	(0.10)	1.40	1.30	—	(1.10)		(1.10)
Year Ended July 31, 2017	$23.76	(0.19)	(0.61)	(0.80)	—	—		—
Year Ended July 31, 2016	$23.76	(0.25)	0.27	0.02	—	(0.02	)(e)	(0.02)
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$89.95	(0.32)	(26.00)	(26.32)	—	—		—
Year Ended July 31, 2020	$41.21	(0.38)	49.12	48.74	—	—		—
Year Ended July 31, 2019	$32.32	(0.02)	8.91	8.89	—	—		—
Year Ended July 31, 2018	$39.29	(0.22)	(6.75)	(6.97)	—	—		—
Year Ended July 31, 2017	$65.02	(0.36)	(25.37)	(25.73)	—	—		—
Year Ended July 31, 2016(f)	$21.76	(0.35)	43.61	43.26	—	—		—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$77.19	(0.64)	(22.23)	(22.87)	—	—		—
Year Ended July 31, 2020	$35.72	(0.83)	42.30	41.47	—	—		—
Year Ended July 31, 2019	$28.31	(0.29)	7.70	7.41	—	—		—
Year Ended July 31, 2018	$34.75	(0.54)	(5.90)	(6.44)	—	—		—
Year Ended July 31, 2017	$58.09	(0.74)	(22.60)	(23.34)	—	—		—
Year Ended July 31, 2016(f)	$19.65	(0.67)	39.11	38.44	—	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$27.74	21.39	%(d)	2.32%	1.77%	(0.30)%	$3,838	57	%(d)
$22.94	10.55%		2.32%	1.84%	(0.18)%	$3,735	137%
$20.75	(17.69)%		1.97%	1.86%	0.06%	$5,039	223%
$26.29	6.97%		1.78%	1.78%	0.48%	$7,173	192%
$25.66	(2.40)%		1.75%	1.75%	0.13%	$9,592	159%
$26.29	1.08%		1.76%	1.76%	(0.17)%	$14,631	79%

$23.73	20.76	%(d)	3.32%	2.77%	(1.30)%	$359	57	%(d)
$19.74	9.48%		3.32%	2.84%	(1.18)%	$300	137%
$18.03	(18.53)%		2.97%	2.86%	(0.94)%	$435	223%
$23.16	5.88%		2.78%	2.78%	(0.52)%	$822	192%
$22.96	(3.37)%		2.75%	2.75%	(0.87)%	$969	159%
$23.76	0.09%		2.76%	2.76%	(1.17)%	$1,468	79%

$63.63	(29.26	)%(d)	1.64%	1.64%	(0.85)%	$29,179	82	%(d)
$89.95	118.27%		1.64%	1.64%	(0.73)%	$43,584	148%
$41.21	27.51%		1.62%	1.62%	(0.07)%	$29,785	228%
$32.32	(17.74)%		1.52%	1.52%	(0.60)%	$23,965	192%
$39.29	(39.58)%		1.52%	1.52%	(0.84)%	$26,951	309%
$65.02	198.99%		1.55%	1.55%	(1.04)%	$52,251	167%

$54.32	(29.62	)%(d)	2.64%	2.64%	(1.85)%	$2,060	82	%(d)
$77.19	116.10%		2.64%	2.64%	(1.73)%	$1,557	148%
$35.72	26.17%		2.62%	2.62%	(1.07)%	$1,131	228%
$28.31	(18.53)%		2.52%	2.52%	(1.60)%	$1,465	192%
$34.75	(40.18)%		2.52%	2.52%	(1.84)%	$1,588	309%
$58.09	195.62%		2.55%	2.55%	(2.04)%	$3,468	167%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts) The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Subsequent to the issuance of the July 31, 2016 financial statements, $0.01 of the distribution was determined to be a return of capital.
(f)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 14, 2015.

See accompanying notes to the financial statements.

240 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$42.23	(0.13)	2.98	2.85	—		—
Year Ended July 31, 2020	$51.60	(0.10)	(7.77)	(7.87)	(1.50	)(e)	(1.50)
Year Ended July 31, 2019	$45.14	0.81	6.47	7.28	(0.82)		(0.82)
Year Ended July 31, 2018	$43.65	0.22	1.27	1.49	—		—
Year Ended July 31, 2017	$47.55	0.09	(2.52)	(2.43)	(1.47	)(f)	(1.47)
Year Ended July 31, 2016	$37.58	0.21	9.83	10.04	(0.07)		(0.07)
Service Class
Six Months Ended January 31, 2021 (unaudited)	$40.28	(0.33)	2.84	2.51	—		—
Year Ended July 31, 2020	$49.28	(0.58)	(7.38)	(7.96)	(1.04	)(e)	(1.04)
Year Ended July 31, 2019	$42.78	0.37	6.19	6.56	(0.06)		(0.06)
Year Ended July 31, 2018	$41.77	(0.18)	1.19	1.01	—		—
Year Ended July 31, 2017	$45.73	(0.32)	(2.44)	(2.76)	(1.20	)(f)	(1.20)
Year Ended July 31, 2016	$36.44	(0.17)	9.46	9.29	—		—
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$21.80	(0.22)	3.98	3.76	—		—
Year Ended July 31, 2020	$35.49	(0.17)	(13.10)	(13.27)	(0.42)		(0.42)
Year Ended July 31, 2019	$41.55	0.27	(6.33)	(6.06)	—		—
Year Ended July 31, 2018	$41.26	(0.08)	0.37	0.29	—		—
Year Ended July 31, 2017(f)	$36.13	(0.44)	5.57	5.13	—		—
Year Ended July 31, 2016(f)	$46.76	(0.56)	(10.07)	(10.63)	—		—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$19.35	(0.33)	3.56	3.23	—		—
Year Ended July 31, 2020	$31.42	(0.44)	(11.63)	(12.07)	—		—
Year Ended July 31, 2019	$37.17	(0.09)	(5.66)	(5.75)	—		—
Year Ended July 31, 2018	$37.27	(0.45)	0.35	(0.10)	—		—
Year Ended July 31, 2017(f)	$32.96	(0.81)	5.12	4.31	—		—
Year Ended July 31, 2016(f)	$43.10	(0.96)	(9.18)	(10.14)	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$45.08	6.75	%(d)	2.25%	1.89%	(0.58)%	$4,220	72	%(d)
$42.23	(15.54)%		1.80%	1.79%	(0.20)%	$4,991	217%
$51.60	16.49%		1.62%	1.62%	1.71%	$25,665	345%
$45.14	3.41%		1.92%	1.89%	0.52%	$6,197	374%
$43.65	(4.85)%		1.68%	1.68%	0.21%	$10,717	195%
$47.55	26.77%		1.65%	1.65%	0.55%	$64,740	101%

$42.79	6.23	%(d)	3.25%	2.89%	(1.58)%	$353	72	%(d)
$40.28	(16.39)%		2.80%	2.79%	(12.00)%	$341	217%
$49.28	15.35%		2.62%	2.62%	0.71%	$1,007	345%
$42.78	2.42%		2.92%	2.89%	(0.48)%	$737	374%
$41.77	(5.79)%		2.68%	2.68%	(0.79)%	$692	195%
$45.73	25.49%		2.65%	2.65%	(0.45)%	$5,669	101%

$25.56	17.29	%(d)	1.95%	1.88%	(1.86)%	$7,954	—
$21.80	(37.79)%		1.89%	1.88%	(0.60)%	$6,105	—
$35.49	(14.58)%		1.56%	1.56%	0.67%	$30,192	—
$41.55	0.70%		1.50%	1.50%	(0.21)%	$26,114	—
$41.26	14.10%		1.54%	1.54%	(1.06)%	$32,933	—
$36.13	(22.60)%		1.48%	1.48%	(1.30)%	$34,905	—

$22.58	16.74	%(d)	2.95%	2.88%	(2.86)%	$4,225	—
$19.35	(38.41)%		2.89%	2.88%	(1.60)%	$87	—
$31.42	(15.47)%		2.56%	2.56%	(0.33)%	$209	—
$37.17	(0.27)%		2.50%	2.50%	(1.21)%	$1,031	—
$37.27	13.08%		2.54%	2.54%	(2.06)%	$518	—
$32.96	(23.56)%		2.48%	2.48%	(2.30)%	$2,172	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Subsequent to the issuance of the July 31, 2020 financial statements, $0.43 and $0.30 of the distribution for the Investor class and Service class, respectively, was determined to be a return of capital.
(f)	Subsequent to the issuance of the July 31, 2017 financial statements, $0.11 and $0.09 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.
(g)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

Financial Highlights :: 241

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$12.02	(0.11)	0.51	0.40	—	—	—
Year Ended July 31, 2020	$14.16	(0.09)	(1.97)	(2.06)	(0.08)	—	(0.08)
Year Ended July 31, 2019	$15.46	0.06	(1.36)	(1.30)	—	—	—
Year Ended July 31, 2018	$14.91	(0.06)	0.61	0.55	—	—	—
Year Ended July 31, 2017	$14.26	(0.18)	0.83	0.65	—	—	—
Year Ended July 31, 2016	$15.80	(0.23)	(1.31)	(1.54)	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$11.18	(0.16)	0.47	0.31	—	—	—
Year Ended July 31, 2020	$13.22	(0.22)	(1.82)	(2.04)	—	—	—
Year Ended July 31, 2019	$14.57	(0.08)	(1.27)	(1.35)	—	—	—
Year Ended July 31, 2018	$14.20	(0.20)	0.57	0.37	—	—	—
Year Ended July 31, 2017	$13.72	(0.33)	0.81	0.48	—	—	—
Year Ended July 31, 2016	$15.34	(0.37)	(1.25)	(1.62)	—	—	—
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$27.99	(0.24)	(0.84)	(1.08)	—	—	—
Year Ended July 31, 2020	$29.59	(0.24)	(1.28)	(1.52)	(0.08)	—	(0.08)
Year Ended July 31, 2019	$27.81	0.08	1.82	1.90	—	(0.12)	(0.12)
Year Ended July 31, 2018	$27.10	(0.15)	0.86	0.71	—	—	—
Year Ended July 31, 2017	$28.06	(0.36)	(0.60)	(0.96)	—	—	—
Year Ended July 31, 2016	$29.06	(0.41)	(0.59)	(1.00)	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$24.74	(0.37)	(0.70)	(1.07)	—	—	—
Year Ended July 31, 2020	$26.34	(0.50)	(1.10)	(1.60)	—	—	—
Year Ended July 31, 2019	$25.02	(0.18)	1.62	1.44	—	(0.12)	(0.12)
Year Ended July 31, 2018	$24.59	(0.40)	0.83	0.43	—	—	—
Year Ended July 31, 2017	$25.74	(0.62)	(0.53)	(1.15)	—	—	—
Year Ended July 31, 2016	$26.93	(0.68)	(0.51)	(1.19)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$12.42	3.33	%(d)	2.89%	1.78%	(1.75)%	$2,138	—
$12.02	(14.62)%		2.66%	1.85%	(0.71)%	$1,773	—
$14.16	(8.41)%		1.79%	1.74%	0.38%	$2,683	—
$15.46	3.69%		1.73%	1.73%	(0.37)%	$16,172	—
$14.91	4.48%		1.73%	1.73%	(1.22)%	$8,677	—
$14.26	(9.68)%		1.63%	1.63%	(1.49)%	$7,982	—

$11.49	2.77	%(d)	3.89%	2.78%	(2.75)%	$85	—
$11.18	(15.43)%		3.66%	2.85%	(1.71)%	$82	—
$13.22	(9.27)%		2.79%	2.74%	(0.62)%	$288	—
$14.57	2.61%		2.73%	2.73%	(1.37)%	$350	—
$14.20	3.50%		2.73%	2.73%	(2.22)%	$486	—
$13.72	(10.56)%		2.63%	2.63%	(2.49)%	$1,340	—

$26.91	(3.82	)%(d)	2.20%	1.78%	(1.76)%	$6,130	—
$27.99	(5.15)%		1.97%	1.78%	(0.82)%	$7,263	—
$29.59	6.85%		1.87%	1.81%	0.28%	$12,437	—
$27.81	2.62%		1.80%	1.80%	(0.57)%	$14,793	—
$27.10	(3.42)%		1.67%	1.67%	(1.25)%	$17,956	—
$28.06	(3.44)%		1.65%	1.65%	(1.48)%	$33,566	—

$23.67	(4.32	)%(d)	3.20%	2.78%	(2.76)%	$57	—
$24.74	(6.07)%		2.97%	2.78%	(1.82)%	$63	—
$26.34	5.77%		2.87%	2.81%	(0.72)%	$144	—
$25.02	1.67%		2.80%	2.80%	(1.57)%	$1,002	—
$24.59	(4.39)%		2.67%	2.67%	(2.25)%	$4,399	—
$25.74	(4.42)%		2.65%	2.65%	(2.48)%	$12,531	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

242 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$63.61	(0.27)	31.03		30.76	—	—	—
Year Ended July 31, 2020	$46.14	0.06	18.69	(e)	18.75	(0.02)	(1.26)	(1.28)
Year Ended July 31, 2019	$61.56	0.34	(2.58)		(2.24)	(0.53)	(12.65)	(13.18)
Year Ended July 31, 2018	$48.20	0.04	19.14		19.18	(0.06)	(5.76)	(5.82)
Year Ended July 31, 2017	$33.02	— (f)	15.36		15.36	(0.06)	(0.12)	(0.18)
Year Ended July 31, 2016	$25.08	(0.03)	8.16		8.13	—	(0.19)	(0.19)
Service Class
Six Months Ended January 31, 2021 (unaudited)	$48.41	(0.58)	23.63		23.05	—	—	—
Year Ended July 31, 2020	$35.79	(0.34)	14.22	(e)	13.88	—	(1.26)	(1.26)
Year Ended July 31, 2019	$51.46	(0.04)	(2.98)		(3.02)	—	(12.65)	(12.65)
Year Ended July 31, 2018	$41.34	(0.47)	16.35		15.88	—	(5.76)	(5.76)
Year Ended July 31, 2017	$28.58	(0.35)	13.23		12.88	—	(0.12)	(0.12)
Year Ended July 31, 2016	$21.95	(0.27)	7.09		6.82	—	(0.19)	(0.19)
Short Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$20.87	(0.16)	(3.91	)(e)	(4.07)	—	—	—
Year Ended July 31, 2020(h)	$33.46	(0.18)	(12.32)		(12.50)	(0.09)	—	(0.09)
Year Ended July 31, 2019(h)	$37.30	0.16	(4.00)		(3.84)	—	—	—
Year Ended July 31, 2018(h)	$47.10	(0.20)	(9.60)		(9.80)	—	—	—
Year Ended July 31, 2017(h)	$60.02	(0.76)	(12.16)		(12.92)	—	—	—
Year Ended July 31, 2016(h)	$66.72	(1.08)	(5.62)		(6.70)	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$18.67	(0.25)	(3.46	)(e)	(3.71)	—	—	—
Year Ended July 31, 2020(h)	$30.15	(0.33)	(11.15)		(11.48)	—	—	—
Year Ended July 31, 2019(h)	$33.96	(0.16)	(3.65)		(3.81)	—	—	—
Year Ended July 31, 2018(h)	$43.27	(0.56)	(8.75)		(9.31)	—	—	—
Year Ended July 31, 2017(h)	$55.70	(1.28)	(11.15)		(12.43)	—	—	—
Year Ended July 31, 2016(h)	$62.44	(1.72)	(5.02)		(6.74)	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$94.37	48.36	%(d)	1.68%	1.68%	(0.68)%		$93,918	37	%(d)
$63.61	42.27%		1.65%	1.65%	0.11%		$51,355	169%
$46.14	5.55%		1.55%	1.55%	0.69%		$64,715	106%
$61.56	40.36%		1.44%	1.44%	0.07%		$245,143	56%
$48.20	46.57%		1.46%	1.46%	—	%(g)	$176,966	27%
$33.02	32.59%		1.77%	1.77%	(0.13)%		$18,500	253%

$71.46	47.63	%(d)	2.68%	2.68%	(1.68)%		$3,547	37	%(d)
$48.41	40.81%		2.65%	2.65%	(0.89)%		$2,187	169%
$35.79	4.49%		2.55%	2.55%	(0.31)%		$1,984	106%
$51.46	38.97%		2.44%	2.44%	(0.93)%		$4,691	56%
$41.34	45.10%		2.46%	2.46%	(1.00)%		$4,151	27%
$28.58	31.26%		2.77%	2.77%	(1.13)%		$517	253%

$16.80	(19.62	)%(d)	2.01%	1.77%	(1.75)%		$2,160	—
$20.87	(37.32)%		2.01%	1.78%	(1.00)%		$2,400	—
$33.46	(10.40)%		2.37%	1.78%	0.46%		$4,429	—
$37.30	(20.66)%		2.42%	1.78%	(0.44)%		$2,572	—
$47.10	(21.65)%		2.24%	1.77%	(1.37)%		$2,444	—
$60.02	(10.01)%		1.86%	1.78%	(1.64)%		$9,912	—

$14.96	(20.09	)%(d)	3.01%	2.77%	(2.75)%		$106	—
$18.67	(37.93)%		3.01%	2.78%	(2.00)%		$320	—
$30.15	(11.19)%		3.37%	2.78%	(0.54)%		$788	—
$33.96	(21.46)%		3.42%	2.78%	(1.44)%		$360	—
$43.27	(22.40)%		3.24%	2.77%	(2.37)%		$141	—
$55.70	(10.76)%		2.86%	2.78%	(2.64)%		$164	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(f)	Amount is less than $0.005.
(g)	Amount is less than 0.005%.
(h)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 243

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Short Oil & Gas ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$55.89	(0.50)	(10.49)	(10.99)	—	—
Year Ended July 31, 2020	$46.83	(0.46)	9.65	9.19	(0.13)	(0.13)
Year Ended July 31, 2019	$39.19	0.19	7.45	7.64	—	—
Year Ended July 31, 2018	$48.45	(0.21)	(9.05)	(9.26)	—	—
Year Ended July 31, 2017(e)	$50.10	(0.61)	(1.04)	(1.65)	—	—
Year Ended July 31, 2016(e)	$55.12	(0.96)	(4.06)	(5.02)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$52.45	(0.74)	(9.72)	(10.46)	—	—
Year Ended July 31, 2020	$44.39	(0.99)	9.05	8.06	—	—
Year Ended July 31, 2019	$37.27	(0.24)	7.36	7.12	—	—
Year Ended July 31, 2018	$46.66	(0.68)	(8.71)	(9.39)	—	—
Year Ended July 31, 2017(e)	$48.73	(1.06)	(1.01)	(2.07)	—	—
Year Ended July 31, 2016(e)	$54.22	(1.52)	(3.97)	(5.49)	—	—
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$14.53	(0.14)	1.92	1.78	—	—
Year Ended July 31, 2020	$32.94	(0.12)	(18.02)	(18.14)	(0.27)	(0.27)
Year Ended July 31, 2019	$42.91	0.20	(10.17)	(9.97)	—	—
Year Ended July 31, 2018	$40.33	(0.21)	2.79	2.58	—	—
Year Ended July 31, 2017(e)	$35.17	(0.57)	5.73	5.16	—	—
Year Ended July 31, 2016(e)	$105.09	(1.12)	(68.80)	(69.92)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$14.31	(0.21)	1.87	1.66	—	—
Year Ended July 31, 2020	$32.41	(0.36)	(17.74)	(18.10)	—	—
Year Ended July 31, 2019	$42.65	(0.22)	(10.02)	(10.24)	—	—
Year Ended July 31, 2018	$40.48	(0.61)	2.78	2.17	—	—
Year Ended July 31, 2017(e)	$35.70	(0.97)	5.75	4.78	—	—
Year Ended July 31, 2016(e)	$107.82	(2.00)	(70.12)	(72.12)	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$44.90	(19.65	)%(d)	2.58%	1.78%		(1.75)%	$954	—
$55.89	19.69%		2.84%	1.78%		(0.84)%	$2,804	—
$46.83	19.49%		3.34%	1.78%		0.43%	$2,115	—
$39.19	(19.11)%		2.62%	1.78%		(0.48)%	$1,636	—
$48.45	(3.25)%		2.76%	1.77%		(1.30)%	$2,491	—
$50.10	(9.14)%		2.26%	1.80	%(f)	(1.64)%	$2,922	—

$41.99	(19.99	)%(d)	3.56%	2.76%		(2.73)%	$31	—
$52.45	18.63%		3.84%	2.78%		(1.84)%	$32	—
$44.39	18.39%		4.34%	2.78%		(0.57)%	$3	—
$37.27	(19.95)%		3.62%	2.78%		(1.48)%	$3	—
$46.66	(4.21)%		3.76%	2.77%		(2.30)%	$139	—
$48.73	(10.18)%		3.26%	2.80	%(f)	(2.64)%	$283	—

$16.31	12.32	%(d)	3.19%	1.78%		(1.75)%	$2,221	—
$14.53	(55.43)%		2.97%	1.78%		(0.47)%	$1,564	—
$32.94	(23.23)%		2.13%	1.78%		0.47%	$4,649	—
$42.91	6.40%		2.18%	1.78%		(0.53)%	$6,552	—
$40.33	14.57%		2.00%	1.85%		(1.39)%	$3,432	—
$35.17	(66.51)%		1.98%	1.86%		(1.70)%	$11,839	—

$15.97	11.60	%(d)	4.19%	2.78%		(2.75)%	$17	—
$14.31	(55.85)%		3.97%	2.78%		(1.47)%	$65	—
$32.41	(24.01)%		3.13%	2.78%		(0.53)%	$26	—
$42.65	5.36%		3.18%	2.78%		(1.53)%	$42	—
$40.48	13.45%		3.00%	2.85%		(2.39)%	$336	—
$35.70	(66.91)%		2.98%	2.86%		(2.70)%	$7,692	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

244 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$11.45	(0.10)	(0.78)	(0.88)	—	—
Year Ended July 31, 2020	$12.89	(0.14)	(1.30)	(1.44)	—	—
Year Ended July 31, 2019	$14.61	0.06	(1.78)	(1.72)	—	—
Year Ended July 31, 2018	$15.43	(0.06)	(0.76)	(0.82)	—	—
Year Ended July 31, 2017	$15.67	(0.23)	(0.01)	(0.24)	—	—
Year Ended July 31, 2016	$19.65	(0.31)	(3.67)	(3.98)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$10.15	(0.15)	(0.67)	(0.82)	—	—
Year Ended July 31, 2020	$11.53	(0.25)	(1.13)	(1.38)	—	—
Year Ended July 31, 2019	$13.20	(0.07)	(1.60)	(1.67)	—	—
Year Ended July 31, 2018	$14.08	(0.20)	(0.68)	(0.88)	—	—
Year Ended July 31, 2017	$14.45	(0.39)	0.02	(0.37)	—	—
Year Ended July 31, 2016	$18.28	(0.48)	(3.35)	(3.83)	—	—
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$11.43	(0.09)	(3.49)	(3.58)	—	—
Year Ended July 31, 2020	$13.10	(0.13)	(1.44)	(1.57)	(0.10)	(0.10)
Year Ended July 31, 2019	$12.68	0.06	0.36	0.42	—	—
Year Ended July 31, 2018	$15.29	(0.09)	(2.52)	(2.61)	—	—
Year Ended July 31, 2017	$18.74	(0.25)	(3.20)	(3.45)	—	—
Year Ended July 31, 2016	$19.90	(0.33)	(0.83)	(1.16)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$10.96	(0.13)	(3.34)	(3.47)	—	—
Year Ended July 31, 2020	$12.60	(0.26)	(1.38)	(1.64)	—	—
Year Ended July 31, 2019	$12.31	(0.07)	0.36	0.29	—	—
Year Ended July 31, 2018	$15.01	(0.22)	(2.48)	(2.70)	—	—
Year Ended July 31, 2017	$18.58	(0.42)	(3.15)	(3.57)	—	—
Year Ended July 31, 2016	$19.94	(0.55)	(0.81)	(1.36)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$10.57	(7.69	)%(d)	3.92%	1.78%	(1.75)%	$916	—
$11.45	(11.17)%		4.05%	1.78%	(1.09)%	$1,720	—
$12.89	(11.77)%		3.76%	1.78%	0.40%	$1,199	—
$14.61	(5.31)%		3.16%	1.78%	(0.38)%	$1,453	—
$15.43	(1.53)%		3.33%	1.78%	(1.39)%	$772	—
$15.67	(20.25)%		2.91%	1.78%	(1.64)%	$1,268	—

$9.33	(8.08	)%(d)	4.92%	2.78%	(2.75)%	$16	—
$10.15	(12.05)%		5.05%	2.78%	(2.09)%	$20	—
$11.53	(12.58)%		4.76%	2.78%	(0.60)%	$15	—
$13.20	(6.25)%		4.16%	2.78%	(1.38)%	$364	—
$14.08	(2.56)%		4.33%	2.78%	(2.39)%	$10	—
$14.45	(21.00)%		3.91%	2.78%	(2.64)%	$8	—

$7.85	(31.26	)%(d)	3.51%	1.78%	(1.75)%	$2,015	—
$11.43	(12.09)%		3.28%	1.78%	(0.98)%	$1,802	—
$13.10	3.31%		2.76%	1.78%	0.44%	$1,138	—
$12.68	(17.07)%		2.73%	1.86%	(0.61)%	$3,456	—
$15.29	(18.41)%		2.09%	1.85%	(1.44)%	$1,526	—
$18.74	(5.83)%		1.74%	1.74%	(1.58)%	$7,178	—

$7.49	(31.66	)%(d)	4.51%	2.78%	(2.75)%	$25	—
$10.96	(13.02)%		4.28%	2.78%	(1.98)%	$33	—
$12.60	2.27%		3.75%	2.77%	(0.55)%	$33	—
$12.31	(17.92)%		3.73%	2.86%	(1.61)%	$155	—
$15.01	(19.21)%		3.09%	2.85%	(2.44)%	$373	—
$18.58	(6.82)%		2.74%	2.74%	(2.58)%	$4,150	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

Financial Highlights :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$86.21	(0.38)	30.57		30.19	—	—
Year Ended July 31, 2020	$89.25	(0.66)	(2.38	)(e)	(3.04)	—	—
Year Ended July 31, 2019	$99.63	(0.61)	(6.40)		(7.01)	(3.37)	(3.37)
Year Ended July 31, 2018	$80.84	(0.72)	19.51		18.79	—	—
Year Ended July 31, 2017	$69.40	(0.43)	11.87		11.44	—	—
Year Ended July 31, 2016	$70.34	(0.34)	1.06		0.72	(1.66)	(1.66)
Service Class
Six Months Ended January 31, 2021 (unaudited)	$69.60	(0.77)	24.67		23.90	—	—
Year Ended July 31, 2020	$72.78	(1.36)	(1.82	)(e)	(3.18)	—	—
Year Ended July 31, 2019	$82.80	(1.37)	(5.28)		(6.65)	(3.37)	(3.37)
Year Ended July 31, 2018	$67.86	(1.44)	16.38		14.94	—	—
Year Ended July 31, 2017	$58.86	(1.08)	10.08		9.00	—	—
Year Ended July 31, 2016	$60.54	(0.90)	0.88		(0.02)	(1.66)	(1.66)
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$78.58	(0.62)	31.59		30.97	—	—
Year Ended July 31, 2020	$85.23	(0.78)	(5.87)		(6.65)	—	—
Year Ended July 31, 2019	$90.80	(0.04)	(5.53)		(5.57)	—	—
Year Ended July 31, 2018	$78.18	(0.28)	12.90		12.62	—	—
Year Ended July 31, 2017	$67.60	(0.66)	11.24		10.58	—	—
Year Ended July 31, 2016	$68.32	(0.72)	—	(h)	(0.72)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$65.02	(1.01)	26.21		25.20	—	—
Year Ended July 31, 2020	$71.24	(1.45)	(4.77)		(6.22)	—	—
Year Ended July 31, 2019	$76.65	(0.77)	(4.64)		(5.41)	—	—
Year Ended July 31, 2018	$66.62	(1.01)	11.04		10.03	—	—
Year Ended July 31, 2017	$58.16	(1.29)	9.75		8.46	—	—
Year Ended July 31, 2016	$59.37	(1.26)	0.05		(1.21)	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$116.40	35.03	%(d)	1.78%	1.78%		(0.77)%	$20,856	280	%(d)
$86.21	(3.41)%		1.83%	1.83%		(0.80)%	$7,867	442%
$89.25	(6.53)%		1.65%	1.65%		(0.67)%	$10,121	474%
$99.63	23.24%		1.68%	1.68%		(0.81)%	$28,543	629%
$80.84	16.48%		1.78%	1.78%		(0.57)%	$15,569	511%
$69.40	1.21%		1.91%	1.78%		(0.53)%	$16,250	710%

$93.50	34.35	%(d)	2.78%	2.78%		(1.77)%	$910	280	%(d)
$69.60	(4.36)%		2.83%	2.83%		(1.80)%	$782	442%
$72.78	(7.46)%		2.65%	2.65%		(1.67)%	$1,905	474%
$82.80	22.02%		2.68%	2.68%		(1.81)%	$1,751	629%
$67.86	15.27%		2.78%	2.78%		(1.57)%	$2,651	511%
$58.86	0.18%		2.91%	2.78%		(1.53)%	$998	710%

$109.55	39.42	%(d)	2.27%	1.85%		(1.30)%	$11,868	123	%(d)
$78.58	(7.80	)%(f)	2.42%	2.07	%(g)	(0.98)%	$3,030	109%
$85.23	(6.13)%		1.77%	1.77%		(0.05)%	$8,261	11%
$90.80	16.14%		1.58%	1.58%		(0.34)%	$43,292	63%
$78.18	15.65%		1.79%	1.76%		(0.90)%	$28,094	401%
$67.60	(1.05)%		1.93%	1.80%		(1.16)%	$48,967	190%

$90.22	38.77	%(d)	3.27%	2.85%		(2.30)%	$410	123	%(d)
$65.02	(8.74	)%(f)	3.42%	3.07	%(g)	(1.98)%	$237	109%
$71.24	(7.05)%		2.77%	2.77%		(1.05)%	$408	11%
$76.65	15.06%		2.58%	2.58%		(1.34)%	$2,705	63%
$66.62	14.53%		2.79%	2.76%		(1.90)%	$1,260	401%
$58.16	(2.02)%		2.93%	2.80%		(2.16)%	$560	190%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(h)	Amount is less than $0.005.

See accompanying notes to the financial statements.

246 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$64.53	0.02	25.43	25.45	—	—	—
Year Ended July 31, 2020	$78.32	(0.16)	(13.57)	(13.73)	(0.06)	—	(0.06)
Year Ended July 31, 2019	$98.51	(0.23)	(10.96)	(11.19)	—	(9.00)	(9.00)
Year Ended July 31, 2018	$83.05	(0.19)	15.65	15.46	—	—	—
Year Ended July 31, 2017	$72.53	(0.17)	10.69	10.52	—	—	—
Year Ended July 31, 2016	$68.18	0.03	4.32	4.35	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$52.57	(0.30)	20.67	20.37	—	—	—
Year Ended July 31, 2020	$64.40	(0.74)	(11.09)	(11.83)	—	—	—
Year Ended July 31, 2019	$83.80	(0.92)	(9.48)	(10.40)	—	(9.00)	(9.00)
Year Ended July 31, 2018	$71.35	(0.96)	13.41	12.45	—	—	—
Year Ended July 31, 2017	$62.93	(0.85)	9.27	8.42	—	—	—
Year Ended July 31, 2016	$59.75	(0.54)	3.72	3.18	—	—	—
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$75.45	(0.41)	21.86	21.45	—	(2.17)	(2.17)
Year Ended July 31, 2020(f)	$49.47	(0.29)	26.27	25.98	—	—	—
Year Ended July 31, 2019(f)	$42.49	0.03	7.03	7.06	—	(0.08)	(0.08)
Year Ended July 31, 2018(f)	$32.01	(0.07)	12.23	12.16	—	(1.68)	(1.68)
Year Ended July 31, 2017(f)	$22.57	(0.10)	9.54	9.44	—	—	—
Year Ended July 31, 2016(f)	$20.70	(0.07)	1.94	1.87	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$62.48	(0.77)	18.14	17.37	—	(2.17)	(2.17)
Year Ended July 31, 2020(f)	$41.38	(0.75)	21.85	21.10	—	—	—
Year Ended July 31, 2019(f)	$35.92	(0.34)	5.88	5.54	—	(0.08)	(0.08)
Year Ended July 31, 2018(f)	$27.54	(0.40)	10.46	10.06	—	(1.68)	(1.68)
Year Ended July 31, 2017(f)	$19.61	(0.34)	8.27	7.93	—	—	—
Year Ended July 31, 2016(f)	$18.17	(0.25)	1.69	1.44	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$89.98	39.45	%(d)	1.90%	1.89%		0.05%	$12,520	230	%(d)
$64.53	(17.55)%		2.02%	2.02	%(e)	(0.22)%	$4,232	624%
$78.32	(9.96)%		1.74%	1.74%		(0.27)%	$5,380	427%
$98.51	18.61%		1.75%	1.75%		(0.21)%	$32,670	447%
$83.05	14.49%		1.78%	1.78%		(0.21)%	$13,113	393%
$72.53	6.40%		1.83%	1.81%		0.05%	$25,071	1,206%

$72.94	38.79	%(d)	2.90%	2.89%		(0.95)%	$1,347	230	%(d)
$52.57	(18.37)%		3.02%	3.02	%(e)	(1.22)%	$320	624%
$64.40	(10.83)%		2.74%	2.74%		(1.27)%	$429	427%
$83.80	17.45%		2.75%	2.75%		(1.21)%	$480	447%
$71.35	13.34%		2.78%	2.78%		(1.21)%	$657	393%
$62.93	5.37%		2.83%	2.81%		(0.95)%	$594	1,206%

$94.73	28.48	%(d)	1.61%	1.61%		(0.97)%	$62,685	78	%(d)
$75.45	52.51%		1.65%	1.65%		(0.51)%	$86,988	177%
$49.47	16.70%		1.58%	1.58%		0.06%	$83,112	332%
$42.49	38.70%		1.49%	1.49%		(0.19)%	$96,683	174%
$32.01	41.84%		1.55%	1.55%		(0.35)%	$76,225	107%
$22.57	9.03%		1.82%	1.76%		(0.35)%	$10,270	151%

$77.68	27.87	%(d)	2.61%	2.61%		(1.97)%	$3,983	78	%(d)
$62.48	50.97%		2.65%	2.65%		(1.51)%	$2,858	177%
$41.38	15.53%		2.58%	2.58%		(0.94)%	$3,082	332%
$35.92	37.31%		2.49%	2.49%		(1.19)%	$5,780	174%
$27.54	40.43%		2.55%	2.55%		(1.35)%	$3,631	107%
$19.61	7.96%		2.82%	2.76%		(1.35)%	$1,061	151%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Telecommunications UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$19.67	0.05	2.29	2.34	(0.12)	(0.12)
Year Ended July 31, 2020	$21.80	0.12	(1.88)	(1.76)	(0.37)	(0.37)
Year Ended July 31, 2019	$21.33	0.07	0.92	0.99	(0.52)	(0.52)
Year Ended July 31, 2018	$24.17	0.39	(2.30)	(1.91)	(0.93)	(0.93)
Year Ended July 31, 2017	$27.53	0.20	(3.56)	(3.36)	—	—
Year Ended July 31, 2016	$20.74	0.59	6.64	7.23	(0.44)	(0.44)
Service Class
Six Months Ended January 31, 2021 (unaudited)	$18.96	(0.05)	2.21	2.16	—	—
Year Ended July 31, 2020	$20.99	(0.07)	(1.86)	(1.93)	(0.10)	(0.10)
Year Ended July 31, 2019	$20.24	(0.13)	0.96	0.83	(0.08)	(0.08)
Year Ended July 31, 2018	$22.78	0.18	(2.26)	(2.08)	(0.46)	(0.46)
Year Ended July 31, 2017	$26.20	(0.04)	(3.38)	(3.42)	—	—
Year Ended July 31, 2016	$19.78	0.37	6.30	6.67	(0.25)	(0.25)
UltraBear ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)(e)	$43.58	(0.41)	(11.54)	(11.95)	(0.15)	(0.15)
Year Ended July 31, 2020(e)	$76.76	(0.52)	(32.66)	(33.18)	—	—
Year Ended July 31, 2019(e)	$91.23	0.40	(14.87)	(14.47)	—	—
Year Ended July 31, 2018(e)	$125.67	(0.56)	(33.88)	(34.44)	—	—
Year Ended July 31, 2017(e)(f)	$171.88	(1.76)	(44.45)	(46.21)	—	—
Year Ended July 31, 2016(e)(f)	$210.62	(3.20)	(35.54)	(38.74)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)(e)	$39.25	(0.61)	(10.30)	(10.91)	—	—
Year Ended July 31, 2020(e)	$69.86	(1.12)	(29.49)	(30.61)	—	—
Year Ended July 31, 2019(e)	$83.88	(0.44)	(13.58)	(14.02)	—	—
Year Ended July 31, 2018(e)	$116.67	(1.48)	(31.31)	(32.79)	—	—
Year Ended July 31, 2017(e)(f)	$161.16	(3.20)	(41.29)	(44.49)	—	—
Year Ended July 31, 2016(e)(f)	$199.08	(4.80)	(33.12)	(37.92)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$21.89	11.91	%(d)	4.78%	1.78%	0.49%	$880	74	%(d)
$19.67	(8.22)%		5.13%	1.78%	0.63%	$862	132%
$21.80	5.18%		2.16%	1.80%	0.36%	$1,468	1,449%
$21.33	(8.45)%		2.64%	1.95%	1.74%	$1,900	412%
$24.17	(12.20)%		1.78%	1.65%	0.78%	$3,146	194%
$27.53	35.64%		1.66%	1.66%	2.42%	$111,297	330%

$21.12	11.39	%(d)	5.78%	2.78%	(0.51)%	$49	74	%(d)
$18.96	(9.22)%		6.13%	2.78%	(0.37)%	$44	132%
$20.99	4.17%		3.16%	2.80%	(0.64)%	$75	1,449%
$20.24	(9.41)%		3.64%	2.95%	0.74%	$91	412%
$22.78	(13.09)%		2.78%	2.65%	(0.22)%	$109	194%
$26.20	34.22%		2.66%	2.66%	1.42%	$4,981	330%

$31.48	(27.44	)%(d)	2.05%	1.78%	(1.76)%	$9,082	—
$43.58	(43.20)%		2.04%	1.78%	(0.80)%	$9,880	—
$76.76	(15.87)%		1.95%	1.84%	0.44%	$8,869	—
$91.23	(27.40)%		1.89%	1.87%	(0.54)%	$8,335	—
$125.67	(26.93)%		1.66%	1.66%	(1.18)%	$11,709	—
$171.88	(18.41)%		1.64%	1.64%	(1.46)%	$17,997	—

$28.34	(27.75	)%(d)	3.05%	2.78%	(2.76)%	$88	—
$39.25	(43.81)%		3.04%	2.78%	(1.80)%	$72	—
$69.86	(16.74)%		2.95%	2.84%	(0.56)%	$265	—
$83.88	(28.11)%		2.89%	2.87%	(1.54)%	$3,607	—
$116.67	(27.62)%		2.66%	2.66%	(2.18)%	$204	—
$161.16	(19.08)%		2.64%	2.64%	(2.46)%	$834	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(f)	As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

248 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraBull ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$72.03	(0.25)	19.84	19.59	(0.41)	(10.17)	(10.58)
Year Ended July 31, 2020	$67.93	0.06	4.37 (e)	4.43	(0.33)	—	(0.33)
Year Ended July 31, 2019	$62.85	0.33	5.03	5.36	(0.06)	(0.22)	(0.28)
Year Ended July 31, 2018(f)	$49.15	0.18	13.52	13.70	—	—	—
Year Ended July 31, 2017(f)	$37.86	0.03	11.26	11.29	—	—	—
Year Ended July 31, 2016(f)	$35.83	— (g)	2.04	2.03	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$59.40	(0.58)	16.35	15.77	—	(10.17)	(10.17)
Year Ended July 31, 2020	$56.36	(0.49)	3.53 (e)	3.04	—	—	—
Year Ended July 31, 2019	$52.65	(0.17)	4.10	3.93	—	(0.22)	(0.22)
Year Ended July 31, 2018(f)	$41.58	(0.30)	11.37	11.07	—	—	—
Year Ended July 31, 2017(f)	$32.35	(0.33)	9.56	9.23	—	—	—
Year Ended July 31, 2016(f)	$30.92	(0.28)	1.71	1.43	—	—	—
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$17.31	(0.12)	11.40	11.28	—	—	—
Year Ended July 31, 2020	$11.42	(0.05)	5.95	5.90	(0.01)	—	(0.01)
Year Ended July 31, 2019	$17.79	(0.01)	(6.36)	(6.37)	—	—	—
Year Ended July 31, 2018	$16.41	(0.01)	1.53	1.52	(0.14)	—	(0.14)
Year Ended July 31, 2017	$9.22	(0.08)	7.27	7.19	—	—	—
Year Ended July 31, 2016	$11.74	(0.08)	(2.44)	(2.52)	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$15.36	(0.22)	10.10	9.88	—	—	—
Year Ended July 31, 2020	$10.23	(0.17)	5.30	5.13	—	—	—
Year Ended July 31, 2019	$16.11	(0.12)	(5.76)	(5.88)	—	—	—
Year Ended July 31, 2018	$14.97	(0.19)	1.41	1.22	(0.08)	—	(0.08)
Year Ended July 31, 2017	$8.49	(0.19)	6.67	6.48	—	—	—
Year Ended July 31, 2016	$10.91	(0.17)	(2.25)	(2.42)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$81.04	27.32	%(d)	1.60%	1.60%	(0.61)%	$94,178	2	%(d)
$72.03	6.48%		1.60%	1.60%	0.09%	$99,875	151%
$67.93	8.54%		1.50%	1.50%	0.54%	$174,947	159%
$62.85	27.89%		1.40%	1.40%	0.31%	$185,706	174%
$49.15	29.79%		1.42%	1.42%	0.08%	$132,494	9%
$37.86	5.69%		1.46%	1.46%	(0.01)%	$89,043	165%

$65.00	26.69	%(d)	2.60%	2.60%	(1.61)%	$1,783	2	%(d)
$59.40	5.39%		2.60%	2.60%	(0.91)%	$1,808	151%
$56.36	7.46%		2.50%	2.50%	(0.46)%	$1,389	159%
$52.65	26.62%		2.40%	2.40%	(0.69)%	$1,838	174%
$41.58	28.49%		2.42%	2.42%	(0.92)%	$3,259	9%
$32.35	4.65%		2.46%	2.46%	(1.01)%	$1,481	165%

$28.59	65.16	%(d)	1.71%	1.71%	(1.11)%	$25,460	134	%(d)
$17.31	51.69%		1.79%	1.79%	(0.42)%	$14,973	314%
$11.42	(35.81)%		1.70%	1.70%	(0.05)%	$21,723	360%
$17.79	9.24%		1.51%	1.51%	(0.07)%	$27,453	312%
$16.41	77.98%		1.80%	1.80%	(0.68)%	$33,637	513%
$9.22	(21.47)%		1.85%	1.85%	(0.90)%	$7,375	323%

$25.24	64.32	%(d)	2.71%	2.71%	(2.11)%	$343	134	%(d)
$15.36	50.15%		2.79%	2.79%	(1.42)%	$2,654	314%
$10.23	(36.50)%		2.70%	2.70%	(1.05)%	$405	360%
$16.11	8.10%		2.51%	2.51%	(1.07)%	$1,006	312%
$14.97	76.33%		2.80%	2.80%	(1.68)%	$2,434	513%
$8.49	(22.18)%		2.85%	2.85%	(1.90)%	$868	323%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$39.32	(0.11)	11.11	11.00	—	(1.01)	(1.01)
Year Ended July 31, 2020(e)	$47.25	0.11	(7.02)	(6.91)	(0.30)	(0.72)	(1.02)
Year Ended July 31, 2019(e)	$43.77	0.30	3.52	3.82	(0.34)	—	(0.34)
Year Ended July 31, 2018(e)	$33.52	0.12	10.90	11.02	(0.01)	(0.76)	(0.77)
Year Ended July 31, 2017(e)	$23.50	0.03	9.99	10.02	—	—	—
Year Ended July 31, 2016(e)	$21.66	— (g)	1.84	1.84	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$34.20	(0.31)	9.66	9.35	—	(1.01)	(1.01)
Year Ended July 31, 2020(e)	$41.33	(0.27)	(6.14)	(6.41)	—	(0.72)	(0.72)
Year Ended July 31, 2019(e)	$38.31	(0.09)	3.11	3.02	—	—	—
Year Ended July 31, 2018(e)	$29.70	(0.24)	9.61	9.37	—	(0.76)	(0.76)
Year Ended July 31, 2017(e)	$21.02	(0.23)	8.91	8.68	—	—	—
Year Ended July 31, 2016(e)	$19.57	(0.18)	1.63	1.45	—	—	—
UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$62.20	(0.31)	40.66	40.35	—	—	—
Year Ended July 31, 2020	$51.58	— (g)	10.62	10.62	—	—	—
Year Ended July 31, 2019	$63.07	0.05	(11.25)	(11.20)	(0.29)	—	(0.29)
Year Ended July 31, 2018	$61.63	0.25	1.30	1.55	(0.11)	—	(0.11)
Year Ended July 31, 2017(j)	$39.22	(0.02)	22.43	22.41	—	—	—
Year Ended July 31, 2016(j)	$40.11	— (g)	(0.89)	(0.89)	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$56.90	(0.67)	37.13	36.46	—	—	—
Year Ended July 31, 2020	$47.65	(0.47)	9.72	9.25	—	—	—
Year Ended July 31, 2019	$58.50	(0.44)	(10.41)	(10.85)	—	—	—
Year Ended July 31, 2018	$57.67	(0.38)	1.21	0.83	—	—	—
Year Ended July 31, 2017(j)	$37.07	(0.46)	21.06	20.60	—	—	—
Year Ended July 31, 2016(j)	$38.32	(0.30)	(0.95)	(1.25)	—	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$49.31	27.96	%(d)	1.67%	1.67%	(0.46)%		$27,072	16	%(d)
$39.32	(15.15)%		1.72%	1.72%	0.26%		$26,124	6%
$47.25	8.97%		1.62%	1.62%	0.68%		$38,924	1%
$43.77	32.94%		1.51%	1.51%	0.29%		$37,484	59%
$33.52	42.63%		1.71%	1.71%	0.10%		$29,931	—	(f)
$23.50	8.51%		1.78%	1.76%	0.01%		$18,787	20%

$42.54	27.29	%(d)	2.67%	2.67%	(1.46)%		$1,089	16	%(d)
$34.20	(15.95)%		2.72%	2.72%	(0.74)%		$648	6%
$41.33	7.87%		2.62%	2.62%	(0.32)%		$732	1%
$38.31	31.62%		2.51%	2.51%	(0.71)%		$1,584	59%
$29.70	41.27%		2.71%	2.71%	(0.90)%		$1,291	—	(f)
$21.02	7.43%		2.78%	2.76%	(0.99)%		$680	20%

$102.55	64.89	%(d)	1.80%	1.77%	(0.76)%		$17,690	144	%(d)
$62.20	20.59	%(h)	1.94%	1.85%	—	%(i)	$13,176	240%
$51.58	(17.70)%		1.84%	1.84%	0.10%		$12,846	137%
$63.07	2.50%		1.52%	1.52%	0.37%		$22,713	125%
$61.63	57.02%		1.62%	1.62%	(0.04)%		$68,758	225%
$39.22	(2.12)%		1.80%	1.79%	0.04%		$14,838	402%

$93.36	64.09	%(d)	2.80%	2.77%	(1.76)%		$452	144	%(d)
$56.90	19.41	%(h)	2.94%	2.85%	(1.00)%		$353	240%
$47.65	(18.55)%		2.84%	2.84%	(0.90)%		$213	137%
$58.50	1.44%		2.52%	2.52%	(0.63)%		$623	125%
$57.67	55.65%		2.62%	2.62%	(1.04)%		$1,238	225%
$37.07	(3.26)%		2.80%	2.79%	(0.96)%		$513	402%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(f)	Amount is less than 0.5%.
(g)	Amount is less than $0.005.
(h)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 1.01%.
(i)	Amount is less than 0.005%.
(j)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$13.16	(0.14)	4.63		4.49	—	—
Year Ended July 31, 2020	$15.58	(0.09)	(2.33	)(e)	(2.42)	—	—
Year Ended July 31, 2019	$17.99	0.03	(2.44)		(2.41)	—	—
Year Ended July 31, 2018	$17.10	(0.07)	0.96		0.89	—	—
Year Ended July 31, 2017	$12.89	(0.17)	4.38		4.21	—	—
Year Ended July 31, 2016	$16.53	(0.21)	(3.43)		(3.64)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$11.64	(0.22)	4.14		3.92	—	—
Year Ended July 31, 2020	$13.92	(0.22)	(2.06	)(e)	(2.28)	—	—
Year Ended July 31, 2019	$16.23	(0.11)	(2.20)		(2.31)	—	—
Year Ended July 31, 2018	$15.59	(0.24)	0.88		0.64	—	—
Year Ended July 31, 2017	$11.86	(0.31)	4.04		3.73	—	—
Year Ended July 31, 2016	$15.37	(0.34)	(3.17)		(3.51)	—	—
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$20.81	(0.24)	12.40		12.16	—	—
Year Ended July 31, 2020	$21.87	(0.17)	(0.89)		(1.06)	—	—
Year Ended July 31, 2019	$24.93	0.04	(2.61)		(2.57)	(0.49)	(0.49)
Year Ended July 31, 2018	$19.76	(0.11)	5.28		5.17	—	—
Year Ended July 31, 2017	$13.62	(0.22)	6.36		6.14	—	—
Year Ended July 31, 2016	$24.02	(0.27)	(10.13)		(10.40)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$17.56	(0.36)	10.48		10.12	—	—
Year Ended July 31, 2020	$18.64	(0.36)	(0.72)		(1.08)	—	—
Year Ended July 31, 2019	$21.52	(0.16)	(2.23)		(2.39)	(0.49)	(0.49)
Year Ended July 31, 2018	$17.23	(0.31)	4.60		4.29	—	—
Year Ended July 31, 2017	$11.99	(0.37)	5.61		5.24	—	—
Year Ended July 31, 2016	$21.32	(0.39)	(8.94)		(9.33)	—	—

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$17.65	34.12	%(d)	2.63%	1.78%		(1.76)%	$2,751	—
$13.16	(15.53)%		2.61%	1.87%		(0.60)%	$4,078	—
$15.58	(13.40)%		2.30%	2.04	%(f)	0.16%	$2,989	—
$17.99	5.20%		1.62%	1.62%		(0.40)%	$9,114	—
$17.10	32.66%		1.78%	1.78%		(1.15)%	$20,851	—
$12.89	(22.02)%		1.81%	1.81%		(1.64)%	$7,257	—

$15.56	33.68	%(d)	3.63%	2.78%		(2.76)%	$45	—
$11.64	(16.38)%		3.61%	2.87%		(1.60)%	$70	—
$13.92	(14.23)%		3.29%	3.03	%(f)	(0.83)%	$47	—
$16.23	4.11%		2.62%	2.62%		(1.40)%	$184	—
$15.59	31.45%		2.78%	2.78%		(2.15)%	$1,362	—
$11.86	(22.84)%		2.81%	2.81%		(2.64)%	$108	—

$32.97	58.43	%(d)	1.84%	1.77%		(1.75)%	$16,168	—
$20.81	(4.85)%		1.94%	1.86%		(0.77)%	$10,556	—
$21.87	(10.75)%		1.83%	1.83%		0.16%	$13,423	—
$24.93	26.16%		1.66%	1.66%		(0.45)%	$20,993	—
$19.76	44.97%		1.70%	1.70%		(1.26)%	$19,565	—
$13.62	(43.26)%		1.69%	1.69%		(1.56)%	$22,116	—

$27.68	57.69	%(d)	2.84%	2.77%		(2.75)%	$217	—
$17.56	(5.79)%		2.94%	2.86%		(1.77)%	$109	—
$18.64	(11.63)%		2.83%	2.83%		(0.84)%	$258	—
$21.52	24.90%		2.66%	2.66%		(1.45)%	$237	—
$17.23	43.70%		2.70%	2.70%		(2.26)%	$243	—
$11.99	(43.76)%		2.47%	2.47%		(2.34)%	$1,066	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$10.61	0.01	3.30	3.31	(0.09)	—		(0.09)
Year Ended July 31, 2020	$31.86	0.28	(21.10)	(20.82)	(0.43)	—		(0.43)
Year Ended July 31, 2019	$33.55	0.44	(1.66)	(1.22)	(0.47)	—		(0.47)
Year Ended July 31, 2018	$35.83	0.28	(2.47)	(2.19)	(0.09)	—		(0.09)
Year Ended July 31, 2017	$26.71	0.10	9.10	9.20	(0.08)	—		(0.08)
Year Ended July 31, 2016	$28.80	0.12	(2.14)	(2.02)	(0.07)	—		(0.07)
Service Class
Six Months Ended January 31, 2021 (unaudited)	$10.26	(0.05)	3.18	3.13	(0.02)	—		(0.02)
Year Ended July 31, 2020	$30.71	0.12	(20.57)	(20.45)	—	—		—
Year Ended July 31, 2019	$32.16	0.13	(1.58)	(1.45)	—	—		—
Year Ended July 31, 2018	$34.61	(0.10)	(2.35)	(2.45)	—	—		—
Year Ended July 31, 2017	$25.98	(0.21)	8.84	8.63	—	—		—
Year Ended July 31, 2016	$28.17	(0.09)	(2.10)	(2.19)	—	—		—
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$32.83	(0.14)	18.15	18.01	—	—		—
Year Ended July 31, 2020	$44.23	(0.05)	(10.37)	(10.42)	(0.14)	(0.84)		(0.98)
Year Ended July 31, 2019	$46.93	0.07	(2.72)	(2.65)	(0.01)	(0.04)		(0.05)
Year Ended July 31, 2018(f)	$40.56	(0.01)	9.46 (g)	9.45	—	(3.08	)(g)	(3.08)
Year Ended July 31, 2017(f)	$32.14	(0.11)	8.53	8.42	—	—		—
Year Ended July 31, 2016(f)	$30.58	(0.11)	1.67	1.56	—	—		—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$26.59	(0.30)	14.69	14.39	—	—		—
Year Ended July 31, 2020	$36.24	(0.34)	(8.47)	(8.81)	—	(0.84)		(0.84)
Year Ended July 31, 2019	$38.86	(0.28)	(2.30)	(2.58)	—	(0.04)		(0.04)
Year Ended July 31, 2018(f)	$34.37	(0.37)	7.94 (g)	7.57	—	(3.08	)(g)	(3.08)
Year Ended July 31, 2017(f)	$27.49	(0.42)	7.30	6.88	—	—		—
Year Ended July 31, 2016(f)	$26.42	(0.35)	1.42	1.07	—	—		—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$13.83	31.04	%(d)	1.76%	1.76%	0.16%	$16,179	96	%(d)
$10.61	(66.27	)%(e)	1.71%	1.71%	1.46%	$15,724	237%
$31.86	(3.51)%		1.69%	1.69%	1.34%	$31,560	132%
$33.55	(6.15)%		1.53%	1.53%	0.72%	$37,611	315%
$35.83	34.56%		1.67%	1.67%	0.31%	$32,233	228%
$26.71	(6.86)%		1.79%	1.78%	0.56%	$24,605	587%

$13.37	30.46	%(d)	2.76%	2.76%	(0.84)%	$135	96	%(d)
$10.26	(66.59	)%(e)	2.70%	2.70%	0.47%	$98	237%
$30.71	(4.51)%		2.69%	2.69%	0.34%	$81	132%
$32.16	(7.08)%		2.53%	2.53%	(0.28)%	$436	315%
$34.61	33.17%		2.67%	2.67%	(0.69)%	$419	228%
$25.98	(7.84)%		2.79%	2.78%	(0.44)%	$906	587%

$50.84	54.86	%(d)	1.62%	1.62%	(0.66)%	$43,286	9	%(d)
$32.83	(24.24)%		1.66%	1.66%	(0.12)%	$30,383	63%
$44.23	(5.62)%		1.53%	1.53%	0.16%	$80,404	52%
$46.93	23.80%		1.43%	1.43%	(0.01)%	$91,844	28%
$40.56	26.18%		1.46%	1.46%	(0.30)%	$98,608	35%
$32.14	5.11%		1.50%	1.50%	(0.42)%	$76,445	89%

$40.98	54.06	%(d)	2.62%	2.62%	(1.66)%	$866	9	%(d)
$26.59	(24.99)%		2.66%	2.66%	(1.12)%	$636	63%
$36.24	(6.61)%		2.53%	2.53%	(0.84)%	$847	52%
$38.86	22.58%		2.43%	2.43%	(1.01)%	$2,154	28%
$34.37	24.99%		2.46%	2.46%	(1.30)%	$3,079	35%
$27.49	4.09%		2.50%	2.50%	(1.42)%	$1,116	89%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.68%.
(f)	As described in Note 9, share amounts have been adjusted for 3:1 share split on January 22, 2018.
(g)	Subsequent to the issuance of the July 31, 2018 and 2019 financial statements, it was discovered that the distributions per share of $9.24 from Net Realized Gains on Investments from the year ended July 31, 2018 had not been adjusted for the 3:1 share split on January 22, 2018. The per-share amounts for both "Net Realized and Unrealized Gains (Losses) on Investments" as well as "Distributions to Shareholders from Net Realized Gains on Investments" have been revised to reflect the correct amounts.

See accompanying notes to the financial statements.

252 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraNasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)(d)	$62.28	(0.32)	21.98	21.66	—	(7.48)	(7.48)
Year Ended July 31, 2020(d)	$39.32	(0.26)	25.83	25.57	—	(2.61)	(2.61)
Year Ended July 31, 2019(d)	$37.54	0.01	3.55	3.56	—	(1.78)	(1.78)
Year Ended July 31, 2018(d)(f)	$26.05	(0.09)	11.58	11.49	—	—	—
Year Ended July 31, 2017(d)(f)	$17.20	(0.10)	8.95	8.85	—	—	—
Year Ended July 31, 2016(d)(f)	$16.87	(0.09)	0.42	0.33	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)(d)	$49.32	(0.54)	17.32	16.78	—	(7.48)	(7.48)
Year Ended July 31, 2020(d)	$31.89	(0.61)	20.65	20.04	—	(2.61)	(2.61)
Year Ended July 31, 2019(d)	$31.05	(0.28)	2.90	2.62	—	(1.78)	(1.78)
Year Ended July 31, 2018(d)(f)	$21.76	(0.36)	9.65	9.29	—	—	—
Year Ended July 31, 2017(d)(f)	$14.52	(0.27)	7.51	7.24	—	—	—
Year Ended July 31, 2016(d)(f)	$14.38	(0.22)	0.36	0.14	—	—	—
UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$20.11	(0.12)	(9.84)	(9.96)	—	—	—
Year Ended July 31, 2020	$47.15	(0.14)	(26.71)	(26.85)	(0.19)	—	(0.19)
Year Ended July 31, 2019	$40.80	0.24	6.11	6.35	—	—	—
Year Ended July 31, 2018(g)	$54.15	(0.14)	(13.21)	(13.35)	—	—	—
Year Ended July 31, 2017(g)	$112.44	(1.12)	(57.17)	(58.29)	—	—	—
Year Ended July 31, 2016(g)	$126.26	(2.16)	(11.66)	(13.82)	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$17.88	(0.19)	(8.72)	(8.91)	—	—	—
Year Ended July 31, 2020	$42.12	(0.48)	(23.76)	(24.24)	—	—	—
Year Ended July 31, 2019	$36.81	(0.19)	5.50	5.31	—	—	—
Year Ended July 31, 2018(g)	$49.35	(0.52)	(12.02)	(12.54)	—	—	—
Year Ended July 31, 2017(g)	$103.50	(1.76)	(52.39)	(54.15)	—	—	—
Year Ended July 31, 2016(g)	$117.38	(3.36)	(10.52)	(13.88)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$76.46	35.16	%(e)	1.57%	1.57%	(1.12)%	$855,822	7	%(e)
$62.28	67.62%		1.59%	1.59%	(0.58)%	$627,805	20%
$39.32	9.42%		1.50%	1.50%	0.01%	$504,777	9%
$37.54	44.15%		1.41%	1.41%	(0.29)%	$497,460	3%
$26.05	51.39%		1.43%	1.43%	(0.48)%	$379,105	4%
$17.20	2.00%		1.47%	1.47%	(0.58)%	$245,418	6%

$58.62	34.50	%(e)	2.57%	2.57%	(2.12)%	$19,791	7	%(e)
$49.32	65.95%		2.59%	2.59%	(1.58)%	$15,438	20%
$31.89	8.33%		2.50%	2.50%	(0.99)%	$12,014	9%
$31.05	42.70%		2.41%	2.41%	(1.29)%	$14,914	3%
$21.76	49.89%		2.43%	2.43%	(1.48)%	$11,189	4%
$14.52	0.97%		2.47%	2.47%	(1.58)%	$8,600	6%

$10.15	(49.53	)%(e)	5.34%	1.78%	(1.76)%	$499	—
$20.11	(57.12)%		2.83%	1.78%	(0.37)%	$625	—
$47.15	15.56%		2.45%	1.78%	0.50%	$3,534	—
$40.80	(24.67)%		2.34%	1.78%	(0.34)%	$2,038	—
$54.15	(51.85)%		2.91%	1.78%	(1.31)%	$1,389	—
$112.44	(10.90)%		2.13%	1.78%	(1.61)%	$3,509	—

$8.97	(49.80	)%(e)	6.34%	2.78%	(2.76)%	$6	—
$17.88	(57.53)%		3.83%	2.78%	(1.37)%	$10	—
$42.12	14.43%		3.45%	2.78%	(0.50)%	$44	—
$36.81	(25.43)%		3.34%	2.78%	(1.34)%	$70	—
$49.35	(52.32)%		3.91%	2.78%	(2.31)%	$53	—
$103.50	(11.79)%		3.13%	2.78%	(2.61)%	$102	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.
(e)	Not annualized for periods less than one year.
(f)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.
(g)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)(d)	$40.04	(0.36)	(10.61)	(10.97)	—	—
Year Ended July 31, 2020(d)	$60.15	(0.56)	(19.35)	(19.91)	(0.20)	(0.20)
Year Ended July 31, 2019(d)	$71.69	0.32	(11.86)	(11.54)	—	—
Year Ended July 31, 2018(d)	$104.12	(0.36)	(32.07)	(32.43)	—	—
Year Ended July 31, 2017(d)(f)	$156.79	(1.64)	(51.03)	(52.67)	—	—
Year Ended July 31, 2016(d)(f)	$196.68	(2.88)	(37.01)	(39.89)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)(d)	$35.34	(0.53)	(9.28)	(9.81)	—	—
Year Ended July 31, 2020(d)	$53.45	(1.00)	(17.11)	(18.11)	—	—
Year Ended July 31, 2019(d)	$64.34	(0.28)	(10.61)	(10.89)	—	—
Year Ended July 31, 2018(d)	$94.36	(1.12)	(28.90)	(30.02)	—	—
Year Ended July 31, 2017(d)(f)	$143.54	(2.84)	(46.34)	(49.18)	—	—
Year Ended July 31, 2016(d)(f)	$181.95	(4.80)	(33.61)	(38.41)	—	—
UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)(d)	$39.50	(0.33)	(18.04)	(18.37)	—	—
Year Ended July 31, 2020(d)	$75.75	(0.40)	(35.57)	(35.97)	(0.28)	(0.28)
Year Ended July 31, 2019(d)	$73.65	0.36	1.74	2.10	—	—
Year Ended July 31, 2018(d)	$86.96	(0.28)	(13.03)	(13.31)	—	—
Year Ended July 31, 2017(d)(g)	$156.08	(1.60)	(67.52)	(69.12)	—	—
Year Ended July 31, 2016(d)(g)	$201.08	(3.40)	(41.60)	(45.00)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)(d)	$35.98	(0.50)	(16.33)	(16.83)	—	—
Year Ended July 31, 2020(d)	$69.37	(1.00)	(32.39)	(33.39)	—	—
Year Ended July 31, 2019(d)	$68.11	(0.40)	1.66	1.26	—	—
Year Ended July 31, 2018(d)	$81.20	(1.00)	(12.09)	(13.09)	—	—
Year Ended July 31, 2017(d)(g)	$147.17	(2.80)	(63.17)	(65.97)	—	—
Year Ended July 31, 2016(d)(g)	$191.48	(5.40)	(38.91)	(44.31)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$29.07	(27.40	)%(e)	2.26%	1.78%	(1.76)%	$4,771	—
$40.04	(33.21)%		2.17%	1.78%	(1.01)%	$5,293	—
$60.15	(16.07)%		2.25%	1.78%	0.47%	$4,491	—
$71.69	(31.16)%		2.18%	1.78%	(0.44)%	$3,874	—
$104.12	(33.60)%		2.15%	1.78%	(1.29)%	$4,865	—
$156.79	(20.33)%		2.01%	1.78%	(1.61)%	$4,462	—

$25.53	(27.72	)%(e)	3.26%	2.78%	(2.76)%	$159	—
$35.34	(33.91)%		3.17%	2.78%	(2.01)%	$316	—
$53.45	(16.92)%		3.25%	2.78%	(0.53)%	$179	—
$64.34	(31.84)%		3.18%	2.78%	(1.44)%	$268	—
$94.36	(34.33)%		3.15%	2.78%	(2.29)%	$453	—
$143.54	(21.09)%		3.01%	2.78%	(2.61)%	$677	—

$21.13	(46.48	)%(e)	4.58%	1.78%	(1.76)%	$1,762	—
$39.50	(47.64)%		2.90%	1.78%	(0.60)%	$974	—
$75.75	2.88%		2.70%	1.78%	0.43%	$2,865	—
$73.65	(15.32)%		2.35%	1.78%	(0.40)%	$2,958	—
$86.96	(44.33)%		2.21%	1.78%	(1.32)%	$2,071	—
$156.08	(22.37)%		1.78%	1.78%	(1.62)%	$5,016	—

$19.15	(46.81	)%(e)	5.58%	2.78%	(2.76)%	$31	—
$35.98	(48.10)%		3.90%	2.78%	(1.60)%	$62	—
$69.37	1.82%		3.70%	2.78%	(0.57)%	$98	—
$68.11	(16.11)%		3.35%	2.78%	(1.40)%	$108	—
$81.20	(44.84)%		3.21%	2.78%	(2.32)%	$263	—
$147.17	(23.17)%		2.78%	2.78%	(2.62)%	$1,567	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(e)	Not annualized for periods less than one year.
(f)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.
(g)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)(d)	$42.06	(0.38)	(12.96)	(13.34)	—	—
Year Ended July 31, 2020(d)	$54.21	(0.48)	(11.27)	11.75	(0.40)	(0.40)
Year Ended July 31, 2019(d)	$51.63	0.28	2.30	2.58	—	—
Year Ended July 31, 2018(d)	$59.47	(0.28)	(7.56)	(7.84)	—	—
Year Ended July 31, 2017(d)	$86.70	(1.08)	(26.15)	(27.23)	—	—
Year Ended July 31, 2016(d)	$85.97	(1.56)	2.29	0.73	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)(d)	$38.07	(0.58)	(11.64)	(12.22)	—	—
Year Ended July 31, 2020(d)	$49.12	(0.96)	(10.09)	(11.05)	—	—
Year Ended July 31, 2019(d)	$47.26	(0.24)	2.10	1.86	—	—
Year Ended July 31, 2018(d)	$54.95	(0.76)	(6.93)	(7.69)	—	—
Year Ended July 31, 2017(d)	$80.91	(1.84)	(24.12)	(25.96)	—	—
Year Ended July 31, 2016(d)	$81.03	(2.48)	2.36	(0.12)	—	—
UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$22.23	(0.15)	(8.98)	(9.13)	—	—
Year Ended July 31, 2020	$32.34	(0.18)	(9.93)	(10.11)	—	—
Year Ended July 31, 2019	$32.76	0.06	(0.48)	(0.42)	—	—
Year Ended July 31, 2018(f)	$47.18	(0.23)	(14.19)	(14.42)	—	—
Year Ended July 31, 2017(f)	$75.55	(0.75)	(27.62)	(28.37)	—	—
Year Ended July 31, 2016(f)	$62.40	(1.25)	14.40	13.15	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$19.96	(0.21)	(8.02)	(8.23)	—	—
Year Ended July 31, 2020	$29.45	(0.44)	(9.05)	(9.49)	—	—
Year Ended July 31, 2019	$30.00	(0.23)	(0.32)	(0.55)	—	—
Year Ended July 31, 2018(f)	$43.73	(0.61)	(13.12)	(13.73)	—	—
Year Ended July 31, 2017(f)	$70.74	(1.25)	(25.76)	(27.01)	—	—
Year Ended July 31, 2016(f)	$58.99	(1.95)	13.70	11.75	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$28.72	(31.73	)%(e)	3.05%	1.78%	(1.75)%	$1,929	—
$42.06	(21.67)%		2.83%	1.78%	(0.95)%	$2,445	—
$54.21	4.96%		2.43%	1.78%	0.50%	$2,156	—
$51.63	(13.18)%		2.53%	1.84%	(0.51)%	$2,120	—
$59.47	(31.41)%		2.26%	1.85%	(1.41)%	$2,920	—
$86.70	0.88%		1.74%	1.74%	(1.60)%	$7,384	—

$25.85	(32.04	)%(e)	4.05%	2.78%	(2.75)%	$7	—
$38.07	(22.48)%		3.83%	2.78%	(1.95)%	$10	—
$49.12	3.89%		3.42%	2.77%	(0.49)%	$14	—
$47.26	(13.97)%		3.52%	2.83%	(1.50)%	$29	—
$54.95	(32.08)%		3.26%	2.85%	(2.41)%	$92	—
$80.91	(0.15)%		2.74%	2.74%	(2.60)%	$869	—

$13.10	(41.03	)%(e)	10.12%	1.78%	(1.76)%	$189	—
$22.23	(31.26)%		4.87%	1.78%	(0.64)%	$842	—
$32.34	(1.28)%		5.49%	1.78%	0.18%	$1,010	—
$32.76	(30.59)%		3.66%	1.78%	(0.60)%	$709	—
$47.18	(37.52)%		3.16%	1.78%	(1.37)%	$1,249	—
$75.55	21.07%		2.82%	1.78%	(1.62)%	$3,278	—

$11.73	(41.38	)%(e)	11.12%	2.78%	(2.76)%	$31	—
$19.96	(31.87)%		5.87%	2.78%	(1.64)%	$2	—
$29.45	(2.26)%		6.49%	2.78%	(0.82)%	$4	—
$30.00	(31.31)%		4.66%	2.78%	(1.60)%	$5	—
$43.73	(38.16)%		4.16%	2.78%	(2.37)%	$47	—
$70.74	19.92%		3.82%	2.78%	(2.62)%	$25	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(e)	Not annualized for periods less than one year.
(f)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$27.67	(0.20)	(10.57)	(10.77)	—	—
Year Ended July 31, 2020	$27.71	(0.30)	0.35	0.05	(0.09)	(0.09)
Year Ended July 31, 2019	$35.01	0.16	(7.46)	(7.30)	—	—
Year Ended July 31, 2018(e)	$40.03	(0.21)	(4.81)	(5.02)	—	—
Year Ended July 31, 2017(e)	$74.09	(0.70)	(33.36)	(34.06)	—	—
Year Ended July 31, 2016(e)	$113.33	(2.15)	(37.09)	(39.24)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$24.48	(0.30)	(9.30)	(9.60)	—	—
Year Ended July 31, 2020	$24.69	(0.69)	0.48	(0.21)	—	—
Year Ended July 31, 2019	$31.51	(0.12)	(6.70)	(6.82)	—	—
Year Ended July 31, 2018(e)	$36.45	(0.55)	(4.39)	(4.94)	—	—
Year Ended July 31, 2017(e)	$68.13	(1.15)	(30.53)	(31.68)	—	—
Year Ended July 31, 2016(e)	$105.26	(3.40)	(33.73)	(37.13)	—	—
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$13.16	(0.09)	(5.38)	(5.47)	—	—
Year Ended July 31, 2020	$19.82	(0.20)	(6.38)	(6.58)	(0.08)	(0.08)
Year Ended July 31, 2019	$20.73	0.11	(1.02)	(0.91)	—	—
Year Ended July 31, 2018	$27.77	(0.11)	(6.93)	(7.04)	—	—
Year Ended July 31, 2017(f)	$37.96	(0.41)	(9.78)	(10.19)	—	—
Year Ended July 31, 2016(f)	$47.51	(0.80)	(8.75)	(9.55)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$11.71	(0.14)	(4.75)	(4.89)	—	—
Year Ended July 31, 2020	$17.72	(0.37)	(5.64)	(6.01)	—	—
Year Ended July 31, 2019	$18.73	(0.08)	(0.93)	(1.01)	—	—
Year Ended July 31, 2018	$25.30	(0.32)	(6.25)	(6.57)	—	—
Year Ended July 31, 2017(f)	$34.94	(0.70)	(8.94)	(9.64)	—	—
Year Ended July 31, 2016(f)	$44.25	(1.30)	(8.01)	(9.31)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$16.90	(38.92	)%(d)	2.88%	1.78%	(1.75)%	$2,658	—
$27.67	0.22%		2.31%	1.78%	(0.87)%	$3,138	—
$27.71	(20.85)%		2.42%	1.78%	0.53%	$4,681	—
$35.01	(12.58)%		2.05%	1.78%	(0.60)%	$3,711	—
$40.03	(45.95)%		2.29%	1.78%	(1.28)%	$4,476	—
$74.09	(34.63)%		1.78%	1.78%	(1.59)%	$5,913	—

$14.88	(39.17	)%(d)	3.88%	2.78%	(2.75)%	$420	—
$24.48	(0.85)%		3.31%	2.78%	(1.87)%	$35	—
$24.69	(21.67)%		3.42%	2.78%	(0.47)%	$61	—
$31.51	(13.53)%		3.05%	2.78%	(1.60)%	$74	—
$36.45	(46.52)%		3.29%	2.78%	(2.28)%	$6,981	—
$68.13	(35.25)%		2.78%	2.78%	(2.59)%	$439	—

$7.69	(41.57	)%(d)	2.76%	1.78%	(1.76)%	$2,211	—
$13.16	(33.28)%		2.94%	1.78%	(1.04)%	$2,728	—
$19.82	(4.39)%		3.04%	1.78%	0.50%	$1,475	—
$20.73	(25.35)%		3.12%	1.78%	(0.45)%	$1,067	—
$27.77	(26.92)%		2.95%	1.77%	(1.28)%	$1,670	—
$37.96	(20.00)%		2.27%	1.78%	(1.63)%	$1,737	—

$6.82	(41.76	)%(d)	3.76%	2.78%	(2.76)%	$114	—
$11.71	(33.92)%		3.94%	2.78%	(2.04)%	$21	—
$17.72	(5.39)%		4.04%	2.78%	(0.50)%	$16	—
$18.73	(26.00)%		4.12%	2.78%	(1.45)%	$11	—
$25.30	(27.48)%		3.95%	2.77%	(2.28)%	$14	—
$34.94	(21.04)%		3.27%	2.78%	(2.63)%	$8	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	Not annualized for periods less than one year.
(e)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.
(f)	As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.

See accompanying notes to the financial statements.

256 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions
UltraShort Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)(d)	$35.80	(0.37)	(12.78	)(e)	(13.15)	(0.02)	(0.02)
Year Ended July 31, 2020(d)	$101.55	(0.56)	(64.87)		(65.43)	(0.32)	(0.32)
Year Ended July 31, 2019(d)	$130.89	0.64	(29.98)		(29.34)	—	—
Year Ended July 31, 2018(d)	$213.53	(0.72)	(81.92)		(82.64)	—	—
Year Ended July 31, 2017(d)(g)	$349.42	(3.36)	(132.53)		(135.89)	—	—
Year Ended July 31, 2016(d)(g)	$433.66	(6.40)	(77.84)		(84.24)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)(d)	$34.20	(0.56)	(12.12	)(e)	(12.68)	—	—
Year Ended July 31, 2020(d)	$97.63	(1.28)	(62.15)		(63.43)	—	—
Year Ended July 31, 2019(d)	$126.93	(0.48)	(28.82)		(29.30)	—	—
Year Ended July 31, 2018(d)	$208.94	(2.24)	(79.77)		(82.01)	—	—
Year Ended July 31, 2017(d)(g)	$345.29	(6.08)	(130.27)		(136.35)	—	—
Year Ended July 31, 2016(d)(g)	$432.77	(10.80)	(76.68)		(87.48)	—	—
UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$20.12	(0.13)	(10.70)		(10.83)	—	—
Year Ended July 31, 2020	$30.78	(0.30)	(10.28)		(10.58)	(0.08)	(0.08)
Year Ended July 31, 2019	$29.84	0.16	0.78		0.94	—	—
Year Ended July 31, 2018(h)	$43.84	(0.10)	(13.90)		(14.00)	—	—
Year Ended July 31, 2017(h)	$66.19	(0.68)	(21.67)		(22.35)	—	—
Year Ended July 31, 2016(h)	$76.53	(1.32)	(9.02)		(10.34)	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$18.74	(0.20)	(9.93)		(10.13)	—	—
Year Ended July 31, 2020	$28.86	(0.57)	(9.55)		(10.12)	—	—
Year Ended July 31, 2019	$28.27	(0.16)	0.75		0.59	—	—
Year Ended July 31, 2018(h)	$41.92	(0.45)	(13.20)		(13.65)	—	—
Year Ended July 31, 2017(h)	$63.93	(1.16)	(20.85)		(22.01)	—	—
Year Ended July 31, 2016(h)	$74.76	(2.08)	(8.75)		(10.83)	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$22.63	(36.36	)%(f)	1.94%	1.94%	(1.91)%	$10,109	—
$35.80	(64.81)%		1.82%	1.82%	(0.84)%	$9,454	—
$101.55	(22.43)%		1.77%	1.77%	0.51%	$14,948	—
$130.89	(38.70)%		1.76%	1.76%	(0.44)%	$12,427	—
$213.53	(38.92)%		1.77%	1.77%	(1.22)%	$18,170	—
$349.42	(19.37)%		1.75%	1.73%	(1.55)%	$12,361	—

$21.52	(36.83	)%(f)	2.94%	2.94%	(2.91)%	$212	—
$34.20	(65.08)%		2.82%	2.82%	(1.84)%	$174	—
$97.63	(23.13)%		2.77%	2.77%	(0.49)%	$516	—
$126.93	(39.24)%		2.76%	2.76%	(1.44)%	$91	—
$208.94	(39.47)%		2.77%	2.77%	(2.22)%	$126	—
$345.29	(20.24)%		2.75%	2.73%	(2.55)%	$82	—

$9.29	(53.83	)%(f)	2.08%	1.78%	(1.76)%	$5,850	—
$20.12	(34.44)%		2.16%	1.78%	(1.04)%	$7,746	—
$30.78	3.22%		3.14%	1.78%	0.50%	$4,541	—
$29.84	(31.98)%		2.03%	1.76%	(0.29)%	$4,058	—
$43.84	(33.78)%		1.79%	1.79%	(1.29)%	$8,591	—
$66.19	(13.49)%		1.78%	1.78%	(1.59)%	$8,576	—

$8.61	(54.06	)%(f)	3.08%	2.78%	(2.76)%	$105	—
$18.74	(35.07)%		3.16%	2.78%	(2.04)%	$174	—
$28.86	2.16%		4.14%	2.78%	(0.50)%	$158	—
$28.27	(32.61)%		3.03%	2.76%	(1.29)%	$111	—
$41.92	(34.46)%		2.79%	2.79%	(2.29)%	$239	—
$63.93	(14.45)%		2.78%	2.78%	(2.59)%	$1,774	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(d)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 14, 2020.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Not annualized for periods less than one year.
(g)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.
(h)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$41.81	(0.35)	38.36	38.01	—	—	—
Year Ended July 31, 2020	$57.95	(0.25)	(15.89)	(16.14)	—	—	—
Year Ended July 31, 2019	$68.79	0.13	(10.91)	(10.78)	(0.05)	(0.01)	(0.06)
Year Ended July 31, 2018	$52.24	(0.16)	17.14	16.98	—	(0.43)	(0.43)
Year Ended July 31, 2017	$39.08	(0.31)	13.47	13.16	—	—	—
Year Ended July 31, 2016	$41.54	(0.25)	(2.21)	(2.46)	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$34.20	(0.60)	31.35	30.75	—	—	—
Year Ended July 31, 2020	$47.88	(0.64)	(13.04)	(13.68)	—	—	—
Year Ended July 31, 2019	$57.34	(0.35)	(9.10)	(9.45)	—	(0.01)	(0.01)
Year Ended July 31, 2018	$44.08	(0.63)	14.32	13.69	—	(0.43)	(0.43)
Year Ended July 31, 2017	$33.30	(0.70)	11.48	10.78	—	—	—
Year Ended July 31, 2016	$35.78	(0.54)	(1.94)	(2.48)	—	—	—
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$85.98	(0.34)	(14.88)	(15.22)	—	—	—
Year Ended July 31, 2020	$60.08	0.06	26.01	26.07	(0.17)	—	(0.17)
Year Ended July 31, 2019	$52.14	0.61	7.94	8.55	(0.61)	—	(0.61)
Year Ended July 31, 2018	$53.83	0.20	(1.78)	(1.58)	(0.11)	—	(0.11)
Year Ended July 31, 2017	$63.97	(0.33)	(9.81)	(10.14)	—	—	—
Year Ended July 31, 2016	$52.34	(0.37)	12.00	11.63	—	—	—
Service Class
Six Months Ended January 31, 2021 (unaudited)	$78.67	(0.70)	(13.55)	(14.25)	—	—	—
Year Ended July 31, 2020	$55.37	(0.62)	23.92	23.30	— (e)	—	— (e)
Year Ended July 31, 2019	$48.09	0.12	7.24	7.36	(0.08)	—	(0.08)
Year Ended July 31, 2018	$50.07	(0.29)	(1.68)	(1.97)	(0.01)	—	(0.01)
Year Ended July 31, 2017	$60.10	(0.87)	(9.16)	(10.03)	—	—	—
Year Ended July 31, 2016	$49.67	(0.90)	11.33	10.43	—	—	—

			Ratios to Average Net Assets			Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$79.82	90.91	%(d)	1.78%	1.78%	(1.18)%	$73,126	6	%(d)
$41.81	(27.85)%		1.80%	1.80%	(0.52)%	$33,767	143%
$57.95	(15.64)%		1.60%	1.60%	0.23%	$62,102	77%
$68.79	32.65%		1.49%	1.49%	(0.26)%	$68,965	29%
$52.24	33.65%		1.50%	1.50%	(0.68)%	$90,054	71%
$39.08	(5.92)%		1.60%	1.60%	(0.73)%	$60,083	123%

$64.95	89.94	%(d)	2.78%	2.78%	(2.18)%	$1,091	6	%(d)
$34.20	(28.57)%		2.80%	2.80%	(1.52)%	$263	143%
$47.88	(16.47)%		2.60%	2.60%	(0.77)%	$460	77%
$57.34	31.20%		2.49%	2.49%	(1.26)%	$1,847	29%
$44.08	32.37%		2.50%	2.50%	(1.68)%	$720	71%
$33.30	(6.93)%		2.60%	2.60%	(1.73)%	$491	123%

$70.76	(17.70	)%(d)	1.47%	1.47%	(0.88)%	$11,398	231	%(d)
$85.98	43.48%		1.40%	1.40%	0.09%	$21,927	392%
$60.08	16.53%		1.34%	1.34%	1.14%	$23,791	503%
$52.14	(2.95)%		1.35%	1.35%	0.38%	$14,497	714%
$53.83	(15.84)%		1.28%	1.28%	(0.60)%	$21,114	397%
$63.97	22.22%		1.27%	1.27%	(0.66)%	$23,775	409%

$64.42	(18.11	)%(d)	2.47%	2.47%	(1.88)%	$576	231	%(d)
$78.67	42.11%		2.40%	2.40%	(0.91)%	$2,385	392%
$55.37	15.31%		2.34%	2.34%	0.14%	$2,605	503%
$48.09	(3.94)%		2.35%	2.35%	(0.62)%	$4,374	714%
$50.07	(16.70)%		2.28%	2.28%	(1.60)%	$794	397%
$60.10	21.02%		2.27%	2.27%	(1.66)%	$16,224	409%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

258 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2021 (unaudited)	$51.44	0.09	2.08	2.17	(0.32)	(0.32)
Year Ended July 31, 2020	$54.09	0.55	(2.16)	(1.61)	(1.04)	(1.04)
Year Ended July 31, 2019	$45.64	0.71	8.04	8.75	(0.30)	(0.30)
Year Ended July 31, 2018	$45.01	0.48	0.48	0.96	(0.33)	(0.33)
Year Ended July 31, 2017	$42.70	0.43	2.20	2.63	(0.32)	(0.32)
Year Ended July 31, 2016	$32.45	0.10	10.60	10.70	(0.45)	(0.45)
Service Class
Six Months Ended January 31, 2021 (unaudited)	$47.93	(0.14)	1.94	1.80	—	—
Year Ended July 31, 2020	$50.80	0.06	(2.01)	(1.95)	(0.92)	(0.92)
Year Ended July 31, 2019	$42.98	0.26	7.56	7.82	—	—
Year Ended July 31, 2018	$42.79	0.07	0.41	0.48	(0.29)	(0.29)
Year Ended July 31, 2017	$40.67	0.05	2.07	2.12	—	—
Year Ended July 31, 2016	$30.83	(0.23)	10.10	9.87	(0.03)	(0.03)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)

$53.29	4.23	%(d)	2.16%	2.08	%(e)	0.32%	$7,312	55	%(d)
$51.44	(3.25)%		1.73%	1.73%		0.95%	$8,717	368%
$54.09	19.30%		1.72%	1.72%		1.41%	$31,558	406%
$45.64	2.15%		1.69%	1.69%		1.07%	$8,208	314%
$45.01	6.27%		1.65%	1.65%		1.06%	$16,755	97%
$42.70	33.41%		1.76%	1.76%		0.28%	$71,264	229%

$49.73	3.78	%(d)	3.06%	2.98	%(e)	(0.58)%	$305	55	%(d)
$47.93	(4.09)%		2.65%	2.65%		0.03%	$348	368%
$50.80	18.19%		2.67%	2.67%		0.46%	$1,265	406%
$42.98	1.14%		2.67%	2.67%		0.09%	$635	314%
$42.79	5.19%		2.65%	2.65%		0.06%	$671	97%
$40.67	32.09%		2.76%	2.76%		(0.72)%	$3,106	229%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Notes to Financial Statements

260 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds" and individually, a "ProFund"):

Classic ProFunds:

Bull ProFund	Mid-Cap Value ProFund
Europe 30 ProFund	Nasdaq-100 ProFund
Large-Cap Growth ProFund	Small-Cap Growth ProFund
Large-Cap Value ProFund	Small-Cap ProFund
Mid-Cap Growth ProFund	Small-Cap Value ProFund
Mid-Cap ProFund

Ultra ProFunds:

UltraBull ProFund	UltraJapan ProFund
UltraChina ProFund	UltraLatin America ProFund
UltraDow 30 ProFund	UltraMid-Cap ProFund
UltraEmerging Markets ProFund	UltraNasdaq-100 ProFund
UltraInternational ProFund	UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund	UltraShort International ProFund
Short Nasdaq-100 ProFund	UltraShort Japan ProFund
Short Small-Cap ProFund	UltraShort Latin America ProFund
UltraBear ProFund	UltraShort Mid-Cap ProFund
UltraShort China ProFund	UltraShort Nasdaq-100 ProFund
UltraShort Dow 30 ProFund	UltraShort Small-Cap ProFund
UltraShort Emerging Markets ProFund

UltraSector ProFunds:

Banks UltraSector ProFund	Oil & Gas UltraSector ProFund
Basic Materials UltraSector ProFund	Oil Equipment & Services UltraSector ProFund
Biotechnology UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Communication Services UltraSector ProFund	Precious Metals UltraSector ProFund
Consumer Goods UltraSector ProFund	Real Estate UltraSector ProFund
Consumer Services UltraSector ProFund	Semiconductor UltraSector ProFund
Financials UltraSector ProFund	Technology UltraSector ProFund
Health Care UltraSector ProFund	Telecommunications UltraSector ProFund
Industrials UltraSector ProFund	Utilities UltraSector ProFund
Internet UltraSector ProFund

Inverse Sector ProFunds:

Short Oil & Gas ProFund	Short Real Estate ProFund
Short Precious Metals ProFund

Non-Equity ProFunds:

Falling U.S. Dollar ProFund	Rising U.S. Dollar ProFund
Rising Rates Opportunity ProFund	U.S. Government Plus ProFund
Rising Rates Opportunity 10 ProFund

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

The Large-Cap Growth ProFund may operate as "non-diversified", as defined under the 1940 Act, to the extent necessary to approximate the composition of its index.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 261

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of January 31, 2021, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Commerce, 0.01%, dated 1/31/21, due 2/1/21(1)	Credit Agricole, 0.01%, dated 1/31/21, due 2/1/21(2)	HSBC Securities (USA), Inc., 0.01%, dated 1/31/21, due 2/1/21(3)	RBC Capital Markets, LLC, 0.01%, dated 1/31/21, due 2/1/21(4)	Societe Generale, 0.01%, dated 1/31/21, due 2/1/21(5)	UMB Bank, N.A., 0.01%, dated 1/31/21, due 2/1/21(6)
Banks UltraSector ProFund	$666,000	$3,340,000	$1,717,000	$953,000	$5,488,000	$581,000
Basic Materials UltraSector ProFund	85,000	433,000	223,000	123,000	712,000	82,000
Bear ProFund	759,000	3,804,000	1,956,000	1,086,000	6,250,000	657,000
Biotechnology UltraSector ProFund	2,490,000	12,459,000	6,407,000	3,559,000	20,468,000	2,135,000

262 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

Fund Name	Canadian Imperial Bank of Commerce, 0.01%, dated 1/31/21, due 2/1/21(1)	Credit Agricole, 0.01%, dated 1/31/21, due 2/1/21(2)	HSBC Securities (USA), Inc., 0.01%, dated 1/31/21, due 2/1/21(3)	RBC Capital Markets, LLC, 0.01%, dated 1/31/21, due 2/1/21(4)	Societe Generale, 0.01%, dated 1/31/21, due 2/1/21(5)	UMB Bank, N.A., 0.01%, dated 1/31/21, due 2/1/21(6)
Bull ProFund	$693,000	$3,466,000	$1,781,000	$989,000	$5,693,000	$600,000
Consumer Goods UltraSector ProFund	154,000	775,000	398,000	220,000	1,275,000	140,000
Consumer Services UltraSector ProFund	727,000	3,645,000	1,874,000	1,040,000	5,988,000	632,000
Europe 30 ProFund	—	—	—	—	—	2,000
Falling U.S. Dollar ProFund	88,000	445,000	229,000	126,000	731,000	85,000
Financials UltraSector ProFund	82,000	416,000	213,000	117,000	682,000	85,000
Health Care UltraSector ProFund	308,000	1,543,000	793,000	439,000	2,534,000	275,000
Industrials UltraSector ProFund	116,000	584,000	299,000	166,000	957,000	108,000
Internet UltraSector ProFund	3,085,000	15,437,000	7,938,000	4,410,000	25,360,000	2,645,000
Mid-Cap Growth ProFund	—	1,000	—	—	2,000	3,000
Mid-Cap ProFund	257,000	1,286,000	661,000	367,000	2,112,000	227,000
Mid-Cap Value ProFund	—	2,000	1,000	—	3,000	4,000
Communication Services UltraSector ProFund	89,000	451,000	232,000	127,000	739,000	86,000
Nasdaq-100 ProFund	3,519,000	17,598,000	9,050,000	5,027,000	28,911,000	3,014,000
Oil & Gas UltraSector ProFund	211,000	1,065,000	547,000	302,000	1,749,000	197,000
Oil Equipment & Services UltraSector ProFund	234,000	1,171,000	601,000	334,000	1,923,000	208,000
Pharmaceuticals UltraSector ProFund	49,000	246,000	126,000	69,000	405,000	52,000
Precious Metals UltraSector ProFund	416,000	2,084,000	1,072,000	594,000	3,424,000	366,000
Real Estate UltraSector ProFund	58,000	297,000	152,000	84,000	487,000	60,000
Rising Rates Opportunity ProFund	629,000	3,150,000	1,620,000	899,000	5,176,000	548,000
Rising Rates Opportunity 10 ProFund	115,000	578,000	296,000	164,000	949,000	107,000
Rising U.S. Dollar ProFund	282,000	1,417,000	727,000	405,000	2,329,000	250,000
Semiconductor UltraSector ProFund	1,509,000	7,556,000	3,885,000	2,158,000	12,413,000	1,298,000
Short Nasdaq-100 ProFund	120,000	603,000	309,000	172,000	990,000	109,000
Short Oil & Gas ProFund	44,000	222,000	114,000	63,000	366,000	47,000
Short Precious Metals ProFund	169,000	854,000	438,000	242,000	1,401,000	158,000
Short Real Estate ProFund	37,000	191,000	98,000	53,000	313,000	42,000
Short Small-Cap ProFund	97,000	496,000	254,000	140,000	812,000	97,000
Small-Cap Growth ProFund	3,000	19,000	10,000	5,000	32,000	6,000
Small-Cap ProFund	383,000	1,922,000	988,000	548,000	3,157,000	338,000
Small-Cap Value ProFund	5,000	25,000	13,000	7,000	42,000	7,000
Technology UltraSector ProFund	1,000,000	5,002,000	2,572,000	1,428,000	8,218,000	862,000
Telecommunications UltraSector ProFund	10,000	51,000	26,000	13,000	83,000	18,000
UltraBear ProFund	570,000	2,854,000	1,467,000	815,000	4,688,000	497,000
UltraBull ProFund	1,840,000	9,204,000	4,733,000	2,629,000	15,122,000	1,581,000
UltraChina ProFund	210,000	1,055,000	542,000	300,000	1,732,000	189,000
UltraDow 30 ProFund	529,000	2,653,000	1,364,000	757,000	4,358,000	463,000
UltraEmerging Markets ProFund	130,000	655,000	336,000	186,000	1,075,000	121,000
UltraInternational ProFund	167,000	841,000	432,000	239,000	1,380,000	153,000
UltraJapan ProFund	801,000	4,005,000	2,060,000	1,144,000	6,580,000	686,000
UltraLatin America ProFund	99,000	499,000	256,000	141,000	819,000	95,000
UltraMid-Cap ProFund	963,000	4,824,000	2,480,000	1,376,000	7,924,000	836,000
UltraNasdaq-100 ProFund	21,648,000	108,245,000	55,668,000	30,925,000	177,830,000	18,491,000
UltraShort China ProFund	34,000	176,000	91,000	49,000	288,000	38,000
UltraShort Dow 30 ProFund	252,000	1,264,000	649,000	360,000	2,076,000	226,000

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 263

Fund Name	Canadian Imperial Bank of Commerce, 0.01%, dated 1/31/21, due 2/1/21(1)	Credit Agricole, 0.01%, dated 1/31/21, due 2/1/21(2)	HSBC Securities (USA), Inc., 0.01%, dated 1/31/21, due 2/1/21(3)	RBC Capital Markets, LLC, 0.01%, dated 1/31/21, due 2/1/21(4)	Societe Generale, 0.01%, dated 1/31/21, due 2/1/21(5)	UMB Bank, N.A., 0.01%, dated 1/31/21, due 2/1/21(6)
UltraShort Emerging Markets ProFund	$79,000	$402,000	$206,000	$113,000	$659,000	$78,000
UltraShort International ProFund	95,000	477,000	246,000	136,000	784,000	91,000
UltraShort Japan ProFund	9,000	46,000	24,000	13,000	76,000	10,000
UltraShort Latin America ProFund	146,000	736,000	378,000	210,000	1,208,000	134,000
UltraShort Mid-Cap ProFund	123,000	620,000	318,000	176,000	1,016,000	114,000
UltraShort Nasdaq-100 ProFund	528,000	2,645,000	1,358,000	755,000	4,344,000	463,000
UltraShort Small-Cap ProFund	271,000	1,362,000	699,000	387,000	2,236,000	246,000
UltraSmall-Cap ProFund	1,890,000	9,460,000	4,864,000	2,702,000	15,541,000	1,624,000
U.S. Government Plus ProFund	727,000	3,640,000	1,871,000	1,039,000	5,979,000	629,000
Utilities UltraSector ProFund	122,000	622,000	319,000	176,000	1,021,000	117,000
	$49,722,000	$248,919,000	$127,981,000	$71,057,000	$408,910,000	$43,013,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of January 31, 2021 as follows:

(1)  U.S. Treasury Notes, 0.25%, due 5/31/25, total value $50,723,435.

(2)  U.S Treasury Notes, 0.125% to 2.25%, due 8/15/23 to 11/15/24, which had an aggregate value of $253,985,743.

(3)  U.S. Treasury Bills, effective yield or interest rate in effect at January 31, 2021, 0.148%, due 1/27/22, U.S. Treasury Notes, 0.125%, due 8/15/23, which had an aggregate value of $130,626,408.

(4)  U.S. Treasury Notes, 0.125%, due 8/15/23, total value $72,486,564.

(5)  U.S. Treasury Notes, 1.875% to 3.125%, due 11/15/21 to 11/15/28, which had an aggregate value of $417,187,042.

(6)  U.S. Treasury Notes, 2.25%, due 1/31/24, Federal Farm Credit Banks, 2.37% to 2.875%, due 12/21/23 to 2/27/24, Federal Home Loan Banks, 1.875% to 3.375%, due 12/8/23 to 3/8/24, which had an aggregate value of $44,112,283.

Depositary Receipts

Each ProFund may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as "unsponsored", require the holders thereof to bear most of the costs of such facilities, while issuers of "sponsored" facilities normally pay more of the cost thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Real Estate Investment Trusts

Each ProFund (other than Rising Rates Opportunity ProFund, Rising Rates Opportunity 10 ProFund, and U.S. Government Plus ProFund) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended January 31, 2021, were utilized to gain exposure or inverse exposure to each ProFund's benchmark (e.g., index, etc.) to meet its investment objective.

264 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund's investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2021. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. The volume associated with derivative positions in the Mid-Cap ProFund, Small-Cap ProFund and U.S. Government Plus ProFund was 37%, 52% and 99%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2021.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund and UltraShort Small-Cap ProFund) (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 265 consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions, they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of January 31, 2021, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements

266 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund's illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund's rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund's custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund's ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of January 31, 2021, there was no collateral posted by counterparties.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 267

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund's Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2021.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$—	$—	$—	$1,638,080	$—
Basic Materials UltraSector ProFund	—	—	—	—	239,709	—
Bear ProFund	—	115,561	—	16,415	—	—
Biotechnology UltraSector ProFund	—	—	—	—	5,089,136	—
Bull ProFund	43,011	—	—	—	82,234	—
Communication Services UltraSector ProFund	—	—	—	—	180,494	—
Consumer Goods UltraSector ProFund	—	—	—	—	412,021	—
Consumer Services UltraSector ProFund	—	—	—	—	1,678,937	—
Financials UltraSector ProFund	—	—	—	—	159,988	—
Health Care UltraSector ProFund	—	—	—	—	486,200	—
Industrials UltraSector ProFund	—	—	—	—	247,025	—
Internet UltraSector ProFund	—	—	—	—	5,728,685	—
Mid-Cap ProFund	—	—	—	—	55,778	—
Nasdaq-100 ProFund	163,611	—	—	—	887,526	—
Oil & Gas UltraSector ProFund	—	—	—	—	594,308	—
Oil Equipment & Services UltraSector ProFund	—	—	—	—	1,235,889	—
Pharmaceuticals UltraSector ProFund	—	—	—	—	114,115	—
Precious Metals UltraSector ProFund	—	—	—	—	256,869	—
Real Estate UltraSector ProFund	—	—	—	—	54,708	—
Semiconductor UltraSector ProFund	—	—	—	—	4,409,187	—
Short Nasdaq-100 ProFund	—	29,317	—	10,929	—	—
Short Oil & Gas ProFund	—	43,437	—	—	—	—
Short Precious Metals ProFund	—	37,080	—	—	—	—
Short Real Estate ProFund	—	10,035	—	—	—	—
Short Small-Cap ProFund	—	29,910	—	8,334	—	—
Small-Cap ProFund	8,331	—	—	—	122,397	—
Technology UltraSector ProFund	—	—	—	—	2,132,683	—
Telecommunications UltraSector ProFund	—	—	—	—	24,486	—
UltraBear ProFund	—	216,118	—	14,364	—	—
UltraBull ProFund	2,048	—	—	—	1,360,333	—
UltraChina ProFund	—	—	—	—	807,846	—
UltraDow 30 ProFund	—	—	—	40,306	395,185	—
UltraEmerging Markets ProFund	—	—	—	—	316,158	—
UltraInternational ProFund	—	—	—	—	82,150	—
UltraJapan ProFund	1,102,322	—	—	—	262	—
UltraLatin America ProFund	—	—	—	—	402,387	—
UltraMid-Cap ProFund	—	—	—	58,260	690,204	—
UltraNasdaq-100 ProFund	417,312	—	—	—	18,640,647	—
UltraShort China ProFund	—	39,862	—	—	—	—
UltraShort Dow 30 ProFund	2,165	95,454	—	—	—	—
UltraShort Emerging Markets ProFund	—	45,217	—	—	—	—
UltraShort International ProFund	—	48,550	—	—	—	—
UltraShort Japan ProFund	9,161	2,664	—	—	—	—
UltraShort Latin America ProFund	—	117,654	—	—	—	—
UltraShort Mid-Cap ProFund	—	53,223	—	10,037	—	—
UltraShort Nasdaq-100 ProFund	2,022	257,587	—	—	—	—
UltraShort Small-Cap ProFund	—	158,493	—	69,566	—	—
UltraSmall-Cap ProFund	16,662	—	—	—	1,947,522	—
Utilities UltraSector ProFund	—	—	—	—	180,486	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	1,665	—	—	8,613
Rising U.S. Dollar ProFund	—	—	25,008	—	—	3,205

268 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Interest Rate Risk Exposure:
Rising Rates Opportunity ProFund	$—	$—	$—	$—	$88,351	$—
Rising Rates Opportunity 10 ProFund	—	—	—	—	4,114	—
U.S. Government Plus ProFund	—	16,911	—	—	—	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund's Statement of Operations, categorized by risk exposure, for the period ended January 31, 2021.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$3,267,859	$—	$—	$(1,539,345)	$—
Basic Materials UltraSector ProFund	—	2,680,812	—	—	(176,499)	—
Bear ProFund	(154,098)	(2,476,427)	—	6,080	278,467	—
Biotechnology UltraSector ProFund	—	9,858,297	—	—	(588,158)	—
Bull ProFund	1,272,385	1,515,666	—	(152,663)	(252,118)	—
Communication Services UltraSector ProFund	—	848,162	—	—	(262,341)	—
Consumer Goods UltraSector ProFund	—	1,732,436	—	—	(432,948)	—
Consumer Services UltraSector ProFund	—	8,381,151	—	—	(2,368,979)	—
Financials UltraSector ProFund	—	714,274	—	—	(146,874)	—
Health Care UltraSector ProFund	—	1,636,540	—	—	(155,774)	—
Industrials UltraSector ProFund	—	1,632,386	—	—	(244,995)	—
Internet UltraSector ProFund	—	33,573,721	—	—	(11,306,048)	—
Mid-Cap ProFund	19,944	735,200	—	(2,217)	(53,938)	—
Nasdaq-100 ProFund	3,063,999	10,417,767	—	(94,737)	(1,456,073)	—
Oil & Gas UltraSector ProFund	—	1,322,263	—	—	(170,690)	—
Oil Equipment & Services UltraSector ProFund	—	808,278	—	—	(862,805)	—
Pharmaceuticals UltraSector ProFund	—	472,124	—	—	(89,742)	—
Precious Metals UltraSector ProFund	—	(4,893,829)	—	—	(2,172,634)	—
Real Estate UltraSector ProFund	—	366,930	—	—	(192,474)	—
Semiconductor UltraSector ProFund	—	21,205,102	—	—	(4,599,740)	—
Short Nasdaq-100 ProFund	(28,750)	2,968,662	—	(11,818)	645,676	—
Short Oil & Gas ProFund	—	(498,758)	—	—	(60,339)	—
Short Precious Metals ProFund	—	78,751	—	—	147,350	—
Short Real Estate ProFund	—	(173,537)	—	—	70,012	—
Short Small-Cap ProFund	(37,597)	(165,522)	—	(5,914)	27,027	—
Small-Cap ProFund	155,149	839,845	—	4,367	(130,729)	—
Technology UltraSector ProFund	—	12,977,416	—	—	(4,704,023)	—
Telecommunications UltraSector ProFund	—	85,358	—	—	(33,408)	—
UltraBear ProFund	(205,230)	(2,866,177)	—	26,129	384,430	—
UltraBull ProFund	1,927,379	17,963,682	—	(264,265)	(2,645,409)	—
UltraChina ProFund	—	5,682,696	—	—	(939,916)	—
UltraDow 30 ProFund	286,989	4,875,031	—	(40,151)	(159,157)	—
UltraEmerging Markets ProFund	—	4,335,611	—	—	16,573	—
UltraInternational ProFund	—	1,066,547	—	—	160,938	—
UltraJapan ProFund	3,990,200	12,797	—	2,243,065	3,928	—
UltraLatin America ProFund	—	1,666,671	—	—	244,641	—
UltraMid-Cap ProFund	217,551	11,660,442	—	(181,208)	(621,173)	—

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 269

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
UltraNasdaq-100 ProFund	$15,435,536	$191,446,211	$—	$(1,518,067)	$(35,819,189)	$—
UltraShort China ProFund	—	(383,567)	—	—	49,728	—
UltraShort Dow 30 ProFund	(99,547)	(1,592,696)	—	(18,140)	28,199	—
UltraShort Emerging Markets ProFund	—	(621,572)	—	—	23,212	—
UltraShort International ProFund	—	(782,043)	—	—	(109,392)	—
UltraShort Japan ProFund	(127,392)	(28,417)	—	(47,289)	(5,144)	—
UltraShort Latin America ProFund	—	(1,250,770)	—	—	(75,587)	—
UltraShort Mid-Cap ProFund	(39,522)	(1,193,488)	—	(8,925)	56,935	—
UltraShort Nasdaq-100 ProFund	(130,028)	9,554,865	—	(3,315)	2,211,538	—
UltraShort Small-Cap ProFund	(55,969)	(5,360,848)	—	(62,517)	149,227	—
UltraSmall-Cap ProFund	1,962,830	27,230,510	—	(96,767)	(1,920,465)	—
Utilities UltraSector ProFund	—	460,973	—	—	(174,962)	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	91,645	—	—	(47,505)
Rising U.S. Dollar ProFund	—	—	(528,332)	—	—	314,140
Interest Rate Risk Exposure:
Rising Rates Opportunity ProFund	439	839,301	—	—	193,858	—
Rising Rates Opportunity 10 ProFund	—	58,819	—	—	12,769	—
U.S. Government Plus ProFund	(423)	(2,092,454)	—	—	(389,103)	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements and forward currency contracts as of January 31, 2021. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(829,028)	$829,028	$—	$—
Swap Agreements — UBS AG	(809,052)	809,052	—	—
Basic Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(102,941)	102,941	—	—
Swap Agreements — UBS AG	(136,768)	136,768	—	—
Bear ProFund
Swap Agreements — Goldman Sachs International	104,202	—	—	104,202
Swap Agreements — UBS AG	11,359	—	—	11,359
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(2,073,827)	2,073,827	—	—
Swap Agreements — UBS AG	(3,015,309)	3,015,309	—	—
Bull ProFund
Swap Agreements — Goldman Sachs International	(65,522)	65,522	—	—
Swap Agreements — UBS AG	(16,712)	16,712	—	—
Communication Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(95,837)	95,837	—	—
Swap Agreements — UBS AG	(84,657)	84,657	—	—

270 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
Consumer Goods UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(232,530)	$232,530	$—	$—
Swap Agreements — UBS AG	(179,491)	179,491	—	—
Consumer Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(881,785)	881,785	—	—
Swap Agreements — UBS AG	(797,152)	797,152	—	—
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	69
(Depreciation)	(1,583)
Net (Depreciation)	(1,514)	1,514	—	—
Forward Currency Contracts — UBS AG
Appreciation	1,596
(Depreciation)	(7,030)
Net (Depreciation)	(5,434)	5,434	—	—
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(84,220)	84,220	—	—
Swap Agreements — UBS AG	(75,768)	75,768	—	—
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	(223,511)	223,511	—	—
Swap Agreements — UBS AG	(262,689)	262,689	—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(78,160)	78,160	—	—
Swap Agreements — UBS AG	(168,865)	168,865	—	—
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	(3,066,893)	3,066,893	—	—
Swap Agreements — UBS AG	(2,661,792)	2,661,792	—	—
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(9,879)	9,879	—	—
Swap Agreements — UBS AG	(45,899)	45,899	—	—
Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(278,311)	278,311	—	—
Swap Agreements — UBS AG	(609,215)	609,215	—	—
Oil & Gas UltraSector ProFund
Swap Agreements — Goldman Sachs International	(316,834)	316,834	—	—
Swap Agreements — UBS AG	(277,474)	277,474	—	—
Oil Equipment & Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(796,157)	796,157	—	—
Swap Agreements — UBS AG	(439,732)	439,732	—	—
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(57,640)	57,640	—	—
Swap Agreements — UBS AG	(56,475)	56,475	—	—
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(65,747)	65,747	—	—
Swap Agreements — UBS AG	(191,122)	191,122	—	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	(31,162)	31,162	—	—
Swap Agreements — UBS AG	(23,546)	23,546	—	—
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(78,850)	78,850	—	—
Swap Agreements — Societe' Generale	(9,501)	9,501	—	—
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(797)	797	—	—
Swap Agreements — Societe' Generale	(3,317)	3,317	—	—

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 271

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International			$—	$—
Appreciation	$10,181
(Depreciation)	(2,486)
Net Appreciation	7,695	—	—	$7,695
Forward Currency Contracts — UBS AG
Appreciation	14,827
(Depreciation)	(719)
Net Appreciation	14,108	—	—	14,108
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	(2,292,549)	2,292,549	—	—
Swap Agreements — UBS AG	(2,116,638)	2,116,638	—	—
Short Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	25,540	—	—	25,540
Swap Agreements — UBS AG	3,777	—	—	3,777
Short Oil & Gas ProFund
Swap Agreements — Goldman Sachs International	11,681	—	—	11,681
Swap Agreements — UBS AG	31,756	—	—	31,756
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	21,395	—	—	21,395
Swap Agreements — UBS AG	15,685	—	—	15,685
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	1,687	—	—	1,687
Swap Agreements — UBS AG	8,348	—	—	8,348
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	9,573	—	—	9,573
Swap Agreements — UBS AG	20,337	—	—	20,337
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(30,496)	30,496	—	—
Swap Agreements — UBS AG	(91,901)	91,901	—	—
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(1,118,699)	1,118,699	—	—
Swap Agreements — UBS AG	(1,013,984)	1,013,984	—	—
Telecommunications UltraSector ProFund
Swap Agreements — Goldman Sachs International	(16,020)	16,020	—	—
Swap Agreements — UBS AG	(8,466)	8,466	—	—
UltraBear ProFund
Swap Agreements — Goldman Sachs International	120,068	—	—	120,068
Swap Agreements — UBS AG	96,050	—	—	96,050
UltraBull ProFund
Swap Agreements — Goldman Sachs International	(815,311)	815,311	—	—
Swap Agreements — UBS AG	(545,022)	545,022	—	—
UltraChina ProFund
Swap Agreements — Goldman Sachs International	(339,405)	330,000	—	(9,405)
Swap Agreements — UBS AG	(468,441)	328,000	—	(140,441)
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	(169,056)	169,056	—	—
Swap Agreements — UBS AG	(226,129)	226,129	—	—
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	(160,809)	2,000	—	(158,809)
Swap Agreements — UBS AG	(155,349)	155,349	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	(50,649)	50,649	—	—
Swap Agreements — UBS AG	(31,501)	31,501	—	—
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	(262)	—	—	—

272 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	$(181,927)	$181,927	$—	$—
Swap Agreements — UBS AG	(220,460)	220,460	—	—
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	(356,054)	356,054	—	—
Swap Agreements — UBS AG	(334,150)	334,150	—	—
UltraNasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(10,545,362)	10,545,362	—	—
Swap Agreements — UBS AG	(8,095,285)	8,095,285	—	—
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	9,614	—	—	9,614
Swap Agreements — UBS AG	30,248	—	—	30,248
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	31,416	—	—	31,416
Swap Agreements — UBS AG	64,038	—	—	64,038
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	1,910	—	—	1,910
Swap Agreements — UBS AG	43,307	—	—	43,307
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	25,329	—	—	25,329
Swap Agreements — UBS AG	23,221	—	—	23,221
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	2,664	—	—	2,664
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	22,728	—	—	22,728
Swap Agreements — UBS AG	94,926	—	—	94,926
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	30,407	—	—	30,407
Swap Agreements — UBS AG	22,816	—	—	22,816
UltraShort Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	222,765	—	—	222,765
Swap Agreements — UBS AG	34,822	—	—	34,822
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	151,221	—	—	151,221
Swap Agreements — UBS AG	7,272	—	—	7,272
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	(944,321)	944,321	—	—
Swap Agreements — UBS AG	(1,003,201)	1,003,201	—	—
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	14,580	—	—	14,580
Swap Agreements — Societe' Generale	2,331	—	—	2,331
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	(89,029)	89,029	—	—
Swap Agreements — UBS AG	(91,457)	91,457	—	—

*  The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Securities Lending

Each ProFund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund in connection with these loans may not be sold or pledged by the ProFund and, accordingly, is not reflected in the ProFund's assets and liabilities. The ProFunds

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 273 may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund if a material event affecting the ProFund's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund or the borrower at any time. No securities loan shall be made on behalf of a ProFund if, as a result, the aggregate value of all securities loaned by the particular ProFund exceeds one-third of the value of such ProFund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund's securities as agreed, the ProFund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund and any additional required collateral is delivered to the ProFund, or excess collateral returned by the ProFund, on the next business day.

The following table is a summary of the ProFunds' securities lending transactions as of January 31, 2021:

Fund	Value of Securities on Loan	Value of Cash Collateral Received*
Basic Materials UltraSector ProFund	$413,620	$431,083
Bull ProFund	73,393	76,490
Consumer Goods UltraSector ProFund	3,485	3,692
Consumer Services UltraSector ProFund	4,290	4,446
Europe 30 ProFund	95,103	104,280
Financials UltraSector ProFund	1,025	1,044
Large-Cap Value ProFund	26,960	28,097
Mid-Cap Growth ProFund	11,492	12,121
Mid-Cap ProFund	9,337	10,369
Mid-Cap Value ProFund	29,163	32,313
Nasdaq-100 ProFund	113,344	126,742
Pharmaceuticals UltraSector ProFund	12,552	12,900
Precious Metals UltraSector ProFund	50,466	52,000
Small-Cap Growth ProFund	666,931	531,258
Small-Cap ProFund	19,887	21,032
Small-Cap Value ProFund	87,782	86,731
UltraBull ProFund	130,001	135,484
UltraChina ProFund	575,343	718,226
UltraEmerging Markets ProFund	78,863	109,458
UltraLatin America ProFund	822,707	874,227
UltraMid-Cap ProFund	227,345	244,102
UltraNasdaq-100 ProFund	911,832	1,019,620

*  Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one

274 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq-100 ProFund, and UltraShort Nasdaq-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their fair value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a ProFund that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 275

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may be valued by other methods that the Board of Trustees believes accurately reflects fair value. The use of such a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded; (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close. Any such fair valuations will be conducted pursuant to Board-approved fair valuation procedures. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2021, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of January 31, 2021, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Banks UltraSector ProFund
Common Stocks	$31,813,485	$—	$—	$—	$31,813,485	$—
Repurchase Agreements	—	—	12,745,000	—	12,745,000	—
Swap Agreements	—	—	—	(1,638,080)	—	(1,638,080)
Total	$31,813,485	$—	$12,745,000	$(1,638,080)	$44,558,485	$(1,638,080)
Basic Materials UltraSector ProFund
Common Stocks	$4,557,406	$—	$—	$—	$4,557,406	$—
Repurchase Agreements	—	—	1,658,000	—	1,658,000	—
Collateral for Securities Loaned	431,083	—	—	—	431,083	—
Swap Agreements	—	—	—	(239,709)	—	(239,709)
Total	$4,988,489	$—	$1,658,000	$(239,709)	$6,646,489	$(239,709)
Bear ProFund
Repurchase Agreements	$—	$—	$14,512,000	$—	$14,512,000	$—
Futures Contracts	—	(16,415)	—	—	—	(16,415)
Swap Agreements	—	—	—	115,561	—	115,561
Total	$—	$(16,415)	$14,512,000	$115,561	$14,512,000	$99,146

276 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Biotechnology UltraSector ProFund
Common Stocks	$120,091,320	$—	$—	$—	$120,091,320	$—
Repurchase Agreements	—	—	47,518,000	—	47,518,000	—
Swap Agreements	—	—	—	(5,089,136)	—	(5,089,136)
Total	$120,091,320	$—	$47,518,000	$(5,089,136)	$167,609,320	$(5,089,136)
Bull ProFund
Common Stocks	$36,862,469	$—	$—	$—	$36,862,469	$—
Repurchase Agreements	—	—	13,222,000	—	13,222,000	—
Collateral for Securities Loaned	76,490	—	—	—	76,490	—
Futures Contracts	—	43,011	—	—	—	43,011
Swap Agreements	—	—	—	(82,234)	—	(82,234)
Total	$36,938,959	$43,011	$13,222,000	$(82,234)	$50,160,959	$(39,223)
Communication Services UltraSector ProFund
Common Stocks	$5,185,083	$—	$—	$—	$5,185,083	$—
Repurchase Agreements	—	—	1,724,000	—	1,724,000	—
Swap Agreements	—	—	—	(180,494)	—	(180,494)
Total	$5,185,083	$—	$1,724,000	$(180,494)	$6,909,083	$(180,494)
Consumer Goods UltraSector ProFund
Common Stocks	$9,036,692	$—	$—	$—	$9,036,692	$—
Repurchase Agreements	—	—	2,962,000	—	2,962,000	—
Collateral for Securities Loaned	3,692	—	—	—	3,692	—
Swap Agreements	—	—	—	(412,021)	—	(412,021)
Total	$9,040,384	$—	$2,962,000	$(412,021)	$12,002,384	$(412,021)
Consumer Services UltraSector ProFund
Common Stocks	$38,560,394	$—	$—	$—	$38,560,394	$—
Repurchase Agreements	—	—	13,906,000	—	13,906,000	—
Collateral for Securities Loaned	4,446	—	—	—	4,446	—
Swap Agreements	—	—	—	(1,678,937)	—	(1,678,937)
Total	$38,564,840	$—	$13,906,000	$(1,678,937)	$52,470,840	$(1,678,937)
Europe 30 ProFund
Common Stocks	$3,880,378	$—	$—	$—	$3,880,378	$—
Repurchase Agreements	—	—	2,000	—	2,000	—
Collateral for Securities Loaned	104,280	—	—	—	104,280	—
Total	$3,984,658	$—	$2,000	$—	$3,986,658	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$1,704,000	$—	$1,704,000	$—
Forward Currency Contracts	—	—	—	(6,948)	—	(6,948)
Total	$—	$—	$1,704,000	$(6,948)	$1,704,000	$(6,948)
Financials UltraSector ProFund
Common Stocks	$3,639,458	$—	$—	$—	$3,639,458	$—
Repurchase Agreements	—	—	1,595,000	—	1,595,000	—
Collateral for Securities Loaned	1,044	—	—	—	1,044	—
Swap Agreements	—	—	—	(159,988)	—	(159,988)
Total	$3,640,502	$—	$1,595,000	$(159,988)	$5,235,502	$(159,988)
Health Care UltraSector ProFund
Common Stocks	$16,132,579	$—	$—	$—	$16,132,579	$—
Repurchase Agreements	—	—	5,892,000	—	5,892,000	—
Swap Agreements	—	—	—	(486,200)	—	(486,200)
Total	$16,132,579	$—	$5,892,000	$(486,200)	$22,024,579	$(486,200)

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 277

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Industrials UltraSector ProFund
Common Stocks	$5,576,921	$—	$—	$—	$5,576,921	$—
Repurchase Agreements	—	—	2,230,000	—	2,230,000	—
Swap Agreements	—	—	—	(247,025)	—	(247,025)
Total	$5,576,921	$—	$2,230,000	$(247,025)	$7,806,921	$(247,025)
Internet UltraSector ProFund
Common Stocks	$159,324,480	$—	$—	$—	$159,324,480	$—
Repurchase Agreements	—	—	58,875,000	—	58,875,000	—
Swap Agreements	—	—	—	(5,728,685)	—	(5,728,685)
Total	$159,324,480	$—	$58,875,000	$(5,728,685)	$218,199,480	$(5,728,685)
Large-Cap Growth ProFund
Common Stocks	$16,691,698	$—	$—	$—	$16,691,698	$—
Total	$16,691,698	$—	$—	$—	$16,691,698	$—
Large-Cap Value ProFund
Common Stocks	$6,714,452	$—	$—	$—	$6,714,452	$—
Collateral for Securities Loaned	28,097	—	—	—	28,097	—
Total	$6,742,549	$—	$—	$—	$6,742,549	$—
Mid-Cap Growth ProFund
Common Stocks	$9,196,562	$—	$—	$—	$9,196,562	$—
Repurchase Agreements	—	—	6,000	—	6,000	—
Collateral for Securities Loaned	12,121	—	—	—	12,121	—
Total	$9,208,683	$—	$6,000	$—	$9,214,683	$—
Mid-Cap ProFund
Common Stocks	$5,380,534	$—	$—	$—	$5,380,534	$—
Repurchase Agreements	—	—	4,910,000	—	4,910,000	—
Collateral for Securities Loaned	10,369	—	—	—	10,369	—
Swap Agreements	—	—	—	(55,778)	—	(55,778)
Total	$5,390,903	$—	$4,910,000	$(55,778)	$10,300,903	$(55,778)
Mid-Cap Value ProFund
Common Stocks	$6,075,656	$—	$—	$—	$6,075,656	$—
Repurchase Agreements	—	—	10,000	—	10,000	—
Collateral for Securities Loaned	32,313	—	—	—	32,313	—
Total	$6,107,969	$—	$10,000	$—	$6,117,969	$—
Nasdaq-100 ProFund
Common Stocks	$57,642,982	$—	$—	$—	$57,642,982	$—
Repurchase Agreements	—	—	67,119,000	—	67,119,000	—
Collateral for Securities Loaned	126,742	—	—	—	126,742	—
Futures Contracts	—	163,611	—	—	—	163,611
Swap Agreements	—	—	—	(887,526)	—	(887,526)
Total	$57,769,724	$163,611	$67,119,000	$(887,526)	$124,888,724	$(723,915)
Oil & Gas UltraSector ProFund
Common Stocks	$9,724,460	$—	$—	$—	$9,724,460	$—
Repurchase Agreements	—	—	4,071,000	—	4,071,000	—
Swap Agreements	—	—	—	(594,308)	—	(594,308)
Total	$9,724,460	$—	$4,071,000	$(594,308)	$13,795,460	$(594,308)
Oil Equipment & Services UltraSector ProFund
Common Stocks	$8,817,449	$—	$—	$—	$8,817,449	$—
Repurchase Agreements	—	—	4,471,000	—	4,471,000	—
Swap Agreements	—	—	—	(1,235,889)	—	(1,235,889)
Total	$8,817,449	$—	$4,471,000	$(1,235,889)	$13,288,449	$(1,235,889)

278 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Pharmaceuticals UltraSector ProFund
Common Stocks	$3,315,326	$—	$—	$—	$3,315,326	$—
Repurchase Agreements	—	—	947,000	—	947,000	—
Collateral for Securities Loaned	12,900	—	—	—	12,900	—
Swap Agreements	—	—	—	(114,115)	—	(114,115)
Total	$3,328,226	$—	$947,000	$(114,115)	$4,275,226	$(114,115)
Precious Metals UltraSector ProFund
Common Stocks	$23,515,519	$—	$—	$—	$23,515,519	$—
Repurchase Agreements	—	—	7,956,000	—	7,956,000	—
Collateral for Securities Loaned	52,000	—	—	—	52,000	—
Swap Agreements	—	—	—	(256,869)	—	(256,869)
Total	$23,567,519	$—	$7,956,000	$(256,869)	$31,523,519	$(256,869)
Real Estate UltraSector ProFund
Common Stocks	$3,550,955	$—	$—	$—	$3,550,955	$—
Repurchase Agreements	—	—	1,138,000	—	1,138,000	—
Swap Agreements	—	—	—	(54,708)	—	(54,708)
Total	$3,550,955	$—	$1,138,000	$(54,708)	$4,688,955	$(54,708)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$12,022,000	$—	$12,022,000	$—
Swap Agreements	—	—	—	(88,351)	—	(88,351)
Total	$—	$—	$12,022,000	$(88,351)	$12,022,000	$(88,351)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$2,209,000	$—	$2,209,000	$—
Swap Agreements	—	—	—	(4,114)	—	(4,114)
Total	$—	$—	$2,209,000	$(4,114)	$2,209,000	$(4,114)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$5,410,000	$—	$5,410,000	$—
Forward Currency Contracts	—	—	—	21,803	—	21,803
Total	$—	$—	$5,410,000	$21,803	$5,410,000	$21,803
Semiconductor UltraSector ProFund
Common Stocks	$73,078,656	$—	$—	$—	$73,078,656	$—
Repurchase Agreements	—	—	28,819,000	—	28,819,000	—
Swap Agreements	—	—	—	(4,409,187)	—	(4,409,187)
Total	$73,078,656	$—	$28,819,000	$(4,409,187)	$101,897,656	$(4,409,187)
Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$2,303,000	$—	$2,303,000	$—
Futures Contracts	—	(10,929)	—	—	—	(10,929)
Swap Agreements	—	—	—	29,317	—	29,317
Total	$—	$(10,929)	$2,303,000	$29,317	$2,303,000	$18,388
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$856,000	$—	$856,000	$—
Swap Agreements	—	—	—	43,437	—	43,437
Total	$—	$—	$856,000	$43,437	$856,000	$43,437
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$3,262,000	$—	$3,262,000	$—
Swap Agreements	—	—	—	37,080	—	37,080
Total	$—	$—	$3,262,000	$37,080	$3,262,000	$37,080

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 279

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$734,000	$—	$734,000	$—
Swap Agreements	—	—	—	10,035	—	10,035
Total	$—	$—	$734,000	$10,035	$734,000	$10,035
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$1,896,000	$—	$1,896,000	$—
Futures Contracts	—	(8,334)	—	—	—	(8,334)
Swap Agreements	—	—	—	29,910	—	29,910
Total	$—	$(8,334)	$1,896,000	$29,910	$1,896,000	$21,576
Small-Cap Growth ProFund
Common Stocks	$21,750,897	$—	$—	$—	$21,750,897	$—
Repurchase Agreements	—	—	75,000	—	75,000	—
Collateral for Securities Loaned	531,258	—	—	—	531,258	—
Total	$22,282,155	$—	$75,000	$—	$22,357,155	$—
Small-Cap ProFund
Common Stocks	$3,304,763	$—	$—	$—	$3,304,763	$—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	7,336,000	—	7,336,000	—
Collateral for Securities Loaned	21,032	—	—	—	21,032	—
Futures Contracts	—	8,331	—	—	—	8,331
Swap Agreements	—	—	—	(122,397)	—	(122,397)
Total	$3,325,795	$8,331	$7,336,000	$(122,397)	$10,661,795	$(114,066)
Small-Cap Value ProFund
Common Stocks	$13,849,962	$—	$—	$—	$13,849,962	$—
Repurchase Agreements	—	—	99,000	—	99,000	—
Collateral for Securities Loaned	86,731	—	—	—	86,731	—
Total	$13,936,693	$—	$99,000	$—	$14,035,693	$—
Technology UltraSector ProFund
Common Stocks	$49,990,541	$—	$—	$—	$49,990,541	$—
Repurchase Agreements	—	—	19,082,000	—	19,082,000	—
Swap Agreements	—	—	—	(2,132,683)	—	(2,132,683)
Total	$49,990,541	$—	$19,082,000	$(2,132,683)	$69,072,541	$(2,132,683)
Telecommunications UltraSector ProFund
Common Stocks	$737,023	$—	$—	$—	$737,023	$—
Repurchase Agreements	—	—	201,000	—	201,000	—
Swap Agreements	—	—	—	(24,486)	—	(24,486)
Total	$737,023	$—	$201,000	$(24,486)	$938,023	$(24,486)
UltraBear ProFund
Repurchase Agreements	$—	$—	$10,891,000	$—	$10,891,000	$—
Futures Contracts	—	(14,364)	—	—	—	(14,364)
Swap Agreements	—	—	—	216,118	—	216,118
Total	$—	$(14,364)	$10,891,000	$216,118	$10,891,000	$201,754
UltraBull ProFund
Common Stocks	$61,814,537	$—	$—	$—	$61,814,537	$—
Repurchase Agreements	—	—	35,109,000	—	35,109,000	—
Collateral for Securities Loaned	135,484	—	—	—	135,484	—
Futures Contracts	—	2,048	—	—	—	2,048
Swap Agreements	—	—	—	(1,360,333)	—	(1,360,333)
Total	$61,950,021	$2,048	$35,109,000	$(1,360,333)	$97,059,021	$(1,358,285)

280 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraChina ProFund
Common Stocks	$21,195,602	$—	$—	$—	$21,195,602	$—
Repurchase Agreements	—	—	4,028,000	—	4,028,000	—
Collateral for Securities Loaned	718,226	—	—	—	718,226	—
Swap Agreements	—	—	—	(807,846)	—	(807,846)
Total	$21,913,828	$—	$4,028,000	$(807,846)	$25,941,828	$(807,846)
UltraDow 30 ProFund
Common Stocks	$17,535,221	$—	$—	$—	$17,535,221	$—
Repurchase Agreements	—	—	10,124,000	—	10,124,000	—
Futures Contracts	—	(40,306)	—	—	—	(40,306)
Swap Agreements	—	—	—	(395,185)	—	(395,185)
Total	$17,535,221	$(40,306)	$10,124,000	$(395,185)	$27,659,221	$(435,491)
UltraEmerging Markets ProFund
Common Stocks	$15,021,746	$—	$—	$—	$15,021,746	$—
Preferred Stock	187,932	—	—	—	187,932	—
Repurchase Agreements	—	—	2,503,000	—	2,503,000	—
Collateral for Securities Loaned	109,458	—	—	—	109,458	—
Swap Agreements	—	—	—	(316,158)	—	(316,158)
Total	$15,319,136	$—	$2,503,000	$(316,158)	$17,822,136	$(316,158)
UltraInternational ProFund
Repurchase Agreements	$—	$—	$3,212,000	$—	$3,212,000	$—
Swap Agreements	—	—	—	(82,150)	—	(82,150)
Total	$—	$—	$3,212,000	$(82,150)	$3,212,000	$(82,150)
UltraJapan ProFund
Repurchase Agreements	$—	$—	$15,276,000	$—	$15,276,000	$—
Futures Contracts	—	1,102,322	—	—	—	1,102,322
Swap Agreement	—	—	—	(262)	—	(262)
Total	$—	$1,102,322	$15,276,000	$(262)	$15,276,000	$1,102,060
UltraLatin America ProFund
Common Stocks	$12,523,816	$—	$—	$—	$12,523,816	$—
Preferred Stock	949,217	—	—	—	949,217	—
Repurchase Agreements	—	—	1,909,000	—	1,909,000	—
Collateral for Securities Loaned	874,227	—	—	—	874,227	—
Swap Agreements	—	—	—	(402,387)	—	(402,387)
Total	$14,347,260	$—	$1,909,000	$(402,387)	$16,256,260	$(402,387)
UltraMid-Cap ProFund
Common Stocks	$25,867,687	$—	$—	$—	$25,867,687	$—
Repurchase Agreements	—	—	18,403,000	—	18,403,000	—
Collateral for Securities Loaned	244,102	—	—	—	244,102	—
Futures Contracts	—	(58,260)	—	—	—	(58,260)
Swap Agreements	—	—	—	(690,204)	—	(690,204)
Total	$26,111,789	$(58,260)	$18,403,000	$(690,204)	$44,514,789	$(748,464)
UltraNasdaq-100 ProFund
Common Stocks	$461,867,768	$—	$—	$—	$461,867,768	$—
Repurchase Agreements	—	—	412,807,000	—	412,807,000	—
Collateral for Securities Loaned	1,019,620	—	—	—	1,019,620	—
Futures Contracts	—	417,312	—	—	—	417,312
Swap Agreements	—	—	—	(18,640,647)	—	(18,640,647)
Total	$462,887,388	$417,312	$412,807,000	$(18,640,647)	$875,694,388	$(18,223,335)
UltraShort China ProFund
Repurchase Agreements	$—	$—	$676,000	$—	$676,000	$—
Swap Agreements	—	—	—	39,862	—	39,862
Total	$—	$—	$676,000	$39,862	$676,000	$39,862

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 281

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$4,827,000	$—	$4,827,000	$—
Futures Contracts	—	2,165	—	—	—	2,165
Swap Agreements	—	—	—	95,454	—	95,454
Total	$—	$2,165	$4,827,000	$95,454	$4,827,000	$97,619
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$1,537,000	$—	$1,537,000	$—
Swap Agreements	—	—	—	45,217	—	45,217
Total	$—	$—	$1,537,000	$45,217	$1,537,000	$45,217
UltraShort International ProFund
Repurchase Agreements	$—	$—	$1,829,000	$—	$1,829,000	$—
Swap Agreements	—	—	—	48,550	—	48,550
Total	$—	$—	$1,829,000	$48,550	$1,829,000	$48,550
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$178,000	$—	$178,000	$—
Futures Contracts	—	9,161	—	—	—	9,161
Swap Agreement	—	—	—	2,664	—	2,664
Total	$—	$9,161	$178,000	$2,664	$178,000	$11,825
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$2,812,000	$—	$2,812,000	$—
Swap Agreements	—	—	—	117,654	—	117,654
Total	$—	$—	$2,812,000	$117,654	$2,812,000	$117,654
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$2,367,000	$—	$2,367,000	$—
Futures Contracts	—	(10,037)	—	—	—	(10,037)
Swap Agreements	—	—	—	53,223	—	53,223
Total	$—	$(10,037)	$2,367,000	$53,223	$2,367,000	$43,186
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$10,093,000	$—	$10,093,000	$—
Futures Contracts	—	2,022	—	—	—	2,022
Swap Agreements	—	—	—	257,587	—	257,587
Total	$—	$2,022	$10,093,000	$257,587	$10,093,000	$259,609
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$5,201,000	$—	$5,201,000	$—
Futures Contracts	—	(69,566)	—	—	—	(69,566)
Swap Agreements	—	—	—	158,493	—	158,493
Total	$—	$(69,566)	$5,201,000	$158,493	$5,201,000	$88,927
UltraSmall-Cap ProFund
Common Stocks	$40,536,451	$—	$—	$—	$40,536,451	$—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	36,081,000	—	36,081,000	—
Futures Contracts	—	16,662	—	—	—	16,662
Swap Agreements	—	—	—	(1,947,522)	—	(1,947,522)
Total	$40,536,451	$16,662	$36,081,000	$(1,947,522)	$76,617,451	$(1,930,860)
U.S. Government Plus ProFund
Repurchase Agreements	$—	$—	$13,885,000	$—	$13,885,000	$—
Swap Agreements	—	—	—	16,911	—	16,911
Total	$—	$—	$13,885,000	$16,911	$13,885,000	$16,911

282 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Utilities UltraSector ProFund
Common Stocks	$5,667,090	$—	$—	$—	$5,667,090	$—
Repurchase Agreements	—	—	2,377,000	—	2,377,000	—
Swap Agreements	—	—	—	(180,486)	—	(180,486)
Total	$5,667,090	$—	$2,377,000	$(180,486)	$8,044,090	$(180,486)
^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
*	Ferroglobe Representation and Warranty Insurance Trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust, another investment company advised by the Advisor, be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the period ended January 31, 2021, no Fund's annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust paid Citi an annual fee based on the Trust's and Access One Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee and reimbursement of certain expenses.

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DWS Investment Management Americas, Inc. ("DIMA") is the investment advisor to the Government Cash Management Portfolio in which the Government Money Market ProFund, another portfolio in the Trust, invests its assets.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as "Service fees."

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustees compensation for his services at an annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special meeting, and $3,000 for attending each telephonic meeting. During the period ended January 31, 2021, actual Trustee compensation was $337,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 283

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as follows:

	For the Period December 1, 2019 through November 30, 2020		For the Period December 1, 2020 through November 30, 2021
	Investor Class	Service Class	Investor Class	Service Class
Banks UltraSector ProFund	1.78%	2.78%	1.95%	2.95%
Basic Materials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Bear ProFund	1.95%	2.95%	1.78%	2.78%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Communication Services UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Consumer Goods UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.78%	2.78%	1.95%	2.95%
Mid-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Oil Equipment & Services UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.78%	2.78%
Rising Rates Opportunity 10 ProFund	1.78%	2.78%	1.78%	2.78%
Rising U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Nasdaq-100 ProFund	1.78%	2.78%	1.78%	2.78%
Short Oil & Gas ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.95%	2.95%	1.78%	2.78%
Small-Cap ProFund	1.95%	2.95%	1.78%	2.78%
Small-Cap Value ProFund	1.95%	2.95%	1.78%	2.78%
Technology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Telecommunications UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
UltraBear ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.95%	2.95%	1.78%	2.78%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraInternational ProFund	1.78%	2.78%	1.78%	2.78%
UltraJapan ProFund	1.78%	2.78%	1.78%	2.78%
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Nasdaq-100 ProFund	1.95%	2.95%	1.78%	2.78%

284 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

	For the Period December 1, 2019 through November 30, 2020		For the Period December 1, 2020 through November 30, 2021
	Investor Class	Service Class	Investor Class	Service Class
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%	2.95%	1.78%	2.78%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Utilities UltraSector ProFund	1.95%	2.95%	1.95%	2.95%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of January 31, 2021, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 11/30/21	Expires 11/30/22	Expires 11/30/23	Expires 11/30/24	Total
Banks UltraSector ProFund	$—	$—	$348	$—	$348
Basic Materials UltraSector ProFund	—	10,140	—	1,954	12,094
Communication Services UltraSector ProFund	12,234	—	3,277	3,435	18,946
Consumer Goods UltraSector ProFund	—	17,697	15,495	1,533	34,725
Europe 30 ProFund	21,134	21,547	20,637	7,372	70,690
Falling U.S. Dollar ProFund	37,906	58,781	23,352	7,020	127,059
Financials UltraSector ProFund	—	—	10,252	6,490	16,742
Industrials UltraSector ProFund	—	1,419	29,587	—	31,006
Large-Cap Value ProFund	—	—	60	—	60
Mid-Cap ProFund	—	—	—	2,500	2,500
Mid-Cap Value ProFund	2,811	3,030	16,008	1,644	23,493
Oil Equipment & Services UltraSector ProFund	—	1,279	18,676	1,319	21,274
Pharmaceuticals UltraSector ProFund	—	15,038	20,327	3,901	39,266
Real Estate UltraSector ProFund	—	—	5,655	4,678	10,333
Rising Rates Opportunity 10 ProFund	—	11,583	23,054	3,390	38,027
Rising Rates Opportunity ProFund	—	—	2,435	1,744	4,179
Rising U.S. Dollar ProFund	—	27,305	17,542	4,997	49,844
Short NASDAQ-100 ProFund	20,518	23,679	15,973	3,858	64,028
Short Oil & Gas ProFund	21,626	34,181	20,934	3,505	80,246
Short Precious Metals ProFund	26,832	27,268	37,670	1,506	93,276
Short Real Estate ProFund	20,084	25,295	32,302	4,386	82,067
Short Small-Cap ProFund	28,002	27,437	39,153	5,036	99,628
Small-Cap ProFund	—	—	23,176	5,377	28,553
Small-Cap Value ProFund	—	—	324	—	324
Telecommunications UltraSector ProFund	16,381	24,863	36,454	6,562	84,260
UltraBear ProFund	13,813	3,557	30,161	4,833	52,364
UltraEmerging Markets ProFund	—	—	12,443	—	12,443
UltraInternational ProFund	—	12,789	30,332	9,201	52,322
UltraJapan ProFund	—	—	14,981	689	15,670
UltraShort China ProFund	10,413	26,295	30,877	7,229	74,814
UltraShort Dow 30 ProFund	16,346	24,097	20,771	5,901	67,115
UltraShort Emerging Markets ProFund	12,691	29,588	27,317	4,637	74,233
UltraShort International ProFund	10,764	35,034	29,189	3,948	78,935
UltraShort Japan ProFund	33,225	39,480	29,550	12,418	114,673
UltraShort Latin America ProFund	31,376	27,687	23,861	4,985	87,909
UltraShort Mid-Cap ProFund	24,407	23,943	23,952	4,235	76,537
UltraShort Small-Cap ProFund	61,787	50,543	31,634	3,564	147,528
Utilities UltraSector ProFund	—	—	2,060	1,394	3,454

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2021 were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$34,832,266	$10,269,584
Basic Materials UltraSector ProFund	44,784,195	45,130,108
Biotechnology UltraSector ProFund	40,007,751	72,293,083
Bull ProFund	1,333,284	24,164,269

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 285

	Purchases	Sales
Communication Services UltraSector ProFund	$6,014,163	$5,969,323
Consumer Goods UltraSector ProFund	9,583,752	5,815,456
Consumer Services UltraSector ProFund	69,087,763	67,811,078
Europe 30 ProFund	10,896,359	11,384,536
Financials UltraSector ProFund	31,588,001	32,003,857
Health Care UltraSector ProFund	19,286,709	35,377,483
Industrials UltraSector ProFund	26,128,931	25,050,683
Internet UltraSector ProFund	68,679,274	87,314,846
Large-Cap Growth ProFund	61,112,176	107,450,579
Large-Cap Value ProFund	21,004,314	20,949,043
Mid-Cap Growth ProFund	5,826,870	4,653,765
Mid-Cap ProFund	75,139,969	81,881,447
Mid-Cap Value ProFund	23,930,895	25,336,399
Nasdaq-100 ProFund	25,348,926	43,043,782
Oil & Gas UltraSector ProFund	14,680,927	15,960,774
Oil Equipment & Services UltraSector ProFund	42,560,123	40,301,533
Pharmaceuticals UltraSector ProFund	1,772,576	2,043,840
Precious Metals UltraSector ProFund	23,514,877	27,052,390
Real Estate UltraSector ProFund	2,470,372	2,733,459
Semiconductor UltraSector ProFund	35,178,993	22,093,332
Small-Cap Growth ProFund	48,319,506	40,718,347
Small-Cap ProFund	4,083,885	3,128,688
Small-Cap Value ProFund	24,317,117	17,441,944
Technology UltraSector ProFund	45,352,367	63,584,204
Telecommunications UltraSector ProFund	515,981	469,201
UltraBull ProFund	1,504,450	1,338,372
UltraChina ProFund	30,087,795	22,872,943
UltraDow 30 ProFund	2,665,445	3,217,972
UltraEmerging Markets ProFund	23,115,910	19,591,041
UltraLatin America ProFund	12,056,815	12,767,967
UltraMid-Cap ProFund	4,369,381	1,873,655
UltraNasdaq-100 ProFund	31,523,340	29,796,496
UltraSmall-Cap ProFund	15,116,975	1,502,009
Utilities UltraSector ProFund	3,422,223	4,238,239

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2021 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$14,926,275	$29,215,575

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, each Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund's net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund's investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday

286 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund's return.

Compounding Risk

Most of the ProFunds are "geared" funds ("Geared Funds") in the sense that the ProFund has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A "single day" is measured from the time a ProFund calculates its net asset value ("NAV") to the time of the ProFund's next NAV calculation. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark's return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund's prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund's benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund's correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 287 index rebalancing events. Additionally, a ProFund's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund's ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund's performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. Contemporaneous with the onset of the COVID-19 pandemic in the US, oil experienced shocks to supply and demand, impacting the price and volatility of oil. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Fund to become outdated quickly or inaccurate, resulting in significant losses.

288 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. For an Index with exposure to foreign, and especially emerging markets, there may be heightened risks associated with the adequacy and reliability of the information used to calculate the Index, as some foreign markets may have less information available. ProFund Advisors has no ability to assess a third party provider's due diligence process over index data prior to its use in index computation, construction and/or rebalancing. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2020					Year Ended 2019
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Taxable Overdistribution	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid
December 31
Bear ProFund	$8,361	$—	$—	$—	$8,361	$43,064	$—	$—	$43,064
Bull ProFund	3,962,399	—	—	—	3,962,399	1,081,038	76,752	—	1,157,790
Europe 30 ProFund	104,574	—	—	—	104,574	39,836	—	—	39,836
UltraBear ProFund	37,071	—	—	—	37,071	—	—	—	—
UltraBull ProFund	9,602,431	4,135,538	—	—	13,737,969	651,715	—	—	651,715
UltraJapan ProFund	—	—	—	—	—	—	—	—	—
UltraNasdaq-100 ProFund	74,202,741	8,972,321	—	—	83,175,062	32,830,742	—	—	32,830,742
UltraShort Nasdaq-100 ProFund	6,099	—	—	—	6,099	48,964	—	—	48,964

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 289

	Year Ended 2020					Year Ended 2019
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Taxable Overdistribution	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid
October 31
Banks UltraSector ProFund	$147,431	$—	$—	$—	$147,431	$119,956	$—	$—	$119,956
Biotechnology UltraSector ProFund	—	6,477,017	—	—	6,477,017	—	10,305,610	—	10,305,610
Communication Services UltraSector ProFund	202,746	—	—	—	202,746	—	—	—	—
Consumer Goods UltraSector ProFund	80,976	61,866	—	—	142,842	66,178	—	—	66,178
Consumer Services UltraSector ProFund	—	—	—	—	—	1,852,834	210,263	—	2,063,097
Financials UltraSector ProFund	163,118	—	24,353	—	187,471	—	—	—	—
Health Care UltraSector ProFund	12,104	—	—	—	12,104	14,197	—	—	14,197
Internet UltraSector ProFund	177,930	28,278	—	—	206,208	—	—	—	—
Large-Cap Growth ProFund	341,415	492,743	—	—	834,158	394,294	61,365	—	455,659
Large-Cap Value ProFund	—	—	—	—	—	175,168	10,206	—	185,374
Mid-Cap ProFund	—	358,894	—	—	358,894	108,018	368,562	—	476,580
Mid-Cap Value ProFund	21,081	—	—	—	21,081	55,224	102,228	—	157,452
Nasdaq-100 ProFund	498,352	387,756	—	—	886,108	—	—	—	—
Oil & Gas UltraSector ProFund	153,992	—	—	—	153,992	268,584	—	—	268,584
Oil Equipment & Services UltraSector ProFund	—	—	—	—	—	107,482	—	—	107,482
Pharmaceuticals UltraSector ProFund	—	—	—	—	—	10,251	223,297	751	234,299
Real Estate UltraSector ProFund	154,459	80,388	—	132,397	367,244	727,007	—	—	727,007
Rising Rates Opportunity ProFund	188,442	—	—	—	188,442	—	—	—	—
Rising Rates Opportunity 10 ProFund	17,678	—	—	—	17,678	—	—	—	—
Rising U.S. Dollar ProFund	23,144	—	—	—	23,144	4,667	99,020	—	103,687
Semiconductor UltraSector ProFund	88,463	—	—	—	88,463	3,476,900	9,999,137	—	13,476,037

290 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

	Year Ended 2020					Year Ended 2019
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Taxable Overdistribution	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid
Short Nasdaq-100 ProFund	$11,298	$—	$—	$—	$11,298	$—	$—	$—	$—
Short Oil & Gas ProFund	4,714	—	—	—	4,714	—	—	—	—
Short Precious Metals ProFund	18,058	—	—	—	18,058	—	—	—	—
Short Small-Cap ProFund	7,330	—	—	—	7,330	—	—	—	—
Small-Cap Growth ProFund	—	—	—	—	—	329,395	638,299	—	967,694
Small-Cap Value ProFund	—	—	3,975	—	3,975	182,542	199,434	—	381,976
Technology UltraSector ProFund	—	—	—	—	—	60,390	—	—	60,390
Telecommunications UltraSector ProFund	20,443	—	—	—	20,443	37,414	—	—	37,414
UltraChina ProFund	18,540	—	—	—	18,540	—	—	—	—
UltraDow 30 ProFund	660,094	—	—	—	660,094	250,371	—	—	250,371
UltraEmerging Markets ProFund	—	—	—	—	—	73,918	—	—	73,918
UltraLatin America ProFund	475,022	—	—	—	475,022	455,847	—	—	455,847
UltraMid-Cap ProFund	899,431	679,608	88,692	—	1,667,731	64,061	—	—	64,061
UltraShort China ProFund	14,251	—	—	—	14,251	—	—	—	—
UltraShort Dow 30 ProFund	13,291	—	—	—	13,291	—	—	—	—
UltraShort Emerging Markets ProFund	7,510	—	—	—	7,510	—	—	—	—
UltraShort International ProFund	15,691	—	—	—	15,691	—	—	—	—
UltraShort Latin America ProFund	12,538	—	—	—	12,538	—	—	—	—
UltraShort Mid-Cap ProFund	7,614	—	—	—	7,614	—	—	—	—
UltraShort Small-Cap ProFund	17,184	—	—	—	17,184	—	—	—	—
Ultra Small-Cap ProFund	—	—	—	—	—	37,378	—	—	37,378
U.S. Government Plus ProFund	35,572	—	—	—	35,572	287,057	—	—	287,057
Utilities UltraSector ProFund	489,768	—	—	—	489,768	270,878	—	—	270,878

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 291

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
December 31
Bear ProFund	$—	$—	$—	$(66,920,287)	$(68,224)	$(66,988,511)
Bull ProFund	2,005,682	1,394,500	—	—	34,449,025	37,849,207
Europe 30 ProFund	33,014	—	—	(4,229,774)	82,998	(4,113,762)
UltraBear ProFund	—	—	—	(94,866,711)	(76,942)	(94,943,653)
UltraBull ProFund	5,532,016	2,787,661	—	—	35,924,321	44,243,998
UltraJapan ProFund	675,944	1,304,962	—	—	917	1,981,823
UltraNasdaq-100 ProFund	71,389,359	16,381,904	—	—	334,375,913	422,147,176
UltraShort Nasdaq-100 ProFund	—	—	—	(48,771,641)	(72,717)	(48,844,358)
October 31
Banks UltraSector ProFund	—	—	—	—	381,837	381,837
Basic Materials UltraSector ProFund	62,732	4,525	—	—	664,526	731,783
Biotechnology UltraSector ProFund	17,310,398	—	—	—	51,597,537	68,907,935
Communication Services UltraSector ProFund	—	—	—	—	416,744	416,744
Consumer Goods UltraSector ProFund	—	—	—	(471,165)	1,734,859	1,263,694
Consumer Services UltraSector ProFund	1,939,814	1,051,800	—	—	14,129,238	17,120,852
Falling U.S. Dollar ProFund	—	—	—	(2,583,884)	—	(2,583,884)
Financials UltraSector ProFund	—	—	—	(325,020)	411,183	86,163
Health Care UltraSector ProFund	—	—	—	(3,557,374)	6,090,512	2,533,138
Industrials UltraSector ProFund	—	—	—	(2,007,104)	1,525,626	(481,478)
Internet UltraSector ProFund	27,272,745	12,588,417	—	—	60,166,971	100,028,133
Large-Cap Growth ProFund	751,789	649,703	—	—	16,531,267	17,932, 759
Large-Cap Value ProFund	—	—	—	(2,250,113)	9,654	(2,240,459)
Mid-Cap Growth ProFund	303,902	602,808	—	—	2,620,126	3,526,836
Mid-Cap ProFund	—	—	—	(42,492)	1,011,089	968,597
Mid-Cap Value ProFund	6,057	—	—	(832,940)	(33,770)	(860,653)
Nasdaq-100 ProFund	1,491,583	348,686	—	—	45,399,021	47,239,290
Oil & Gas UltraSector ProFund	169,457	—	—	(15,536,155)	(1,197,951)	(16,564,649)
Oil Equipment & Services UltraSector ProFund	17,573	—	—	(17,409,459)	(4,886,532)	(22,278,418)
Pharmaceuticals UltraSector ProFund	—	16,620	—	(29,796)	458,813	445,637
Precious Metals UltraSector ProFund	—	—	—	(55,484,356)	10,183,372	(45,300,984)
Real Estate UltraSector ProFund	—	—	—	(2,927,002)	1,437,623	(1,489,379)
Rising Rates Opportunity ProFund	—	—	—	(50,807,262)	289,968	(50,517,294)
Rising Rates Opportunity 10 ProFund	—	—	—	(4,197,124)	23,253	(4,173,871)
Rising U.S. Dollar ProFund	—	—	—	(667,755)	—	(667,755)
Semiconductor UltraSector ProFund	—	—	—	(5,238,389)	21,980,127	16,741,738
Short Nasdaq-100 ProFund	—	—	—	(14,576,472)	1,183,092	(13,393,380)
Short Oil & Gas ProFund	—	—	—	(529,892)	244,414	(285,478)
Short Precious Metals ProFund	—	—	—	(10,902,460)	28,551	(10,873,909)
Short Real Estate ProFund	—	—	—	(4,537,148)	85,447	(4,451,701)
Short Small-Cap ProFund	—	—	—	(13,322,103)	38,668	(13,283,435)
Small-Cap Growth ProFund	—	—	—	(2,335,901)	1,436,412	(899,489)
Small-Cap ProFund	—	—	—	(980,331)	385,019	(595,312)
Small-Cap Value ProFund	—	—	—	(757,973)	(378,361)	(1,136,334)
Technology UltraSector ProFund	1,627,121	8,141	—	—	21,288,563	22,923,825
Telecommunications UltraSector ProFund	4,660	—	—	(5,733,937)	(29,485)	(5,758,762)
UltraChina ProFund	—	—	—	(7,179,341)	4,046,072	(3,133,269)
UltraDow 30 ProFund	55,323	580,970	—	—	6,884,548	7,520,841
UltraEmerging Markets ProFund	—	—	—	(7,117,182)	2,629,455	(4,487,727)
UltraInternational ProFund	—	—	—	(784,647)	(102,109)	(886,756)
UltraLatin America ProFund	95,461	—	—	(34,297,226)	(5,518,609)	(39,720,374)
UltraMid-Cap ProFund	—	—	—	(8,298,387)	3,801,861	(4,496,526)
UltraShort China ProFund	—	—	—	(6,557,052)	43,090	(6,513,962)
UltraShort Dow 30 ProFund	—	—	—	(21,322,238)	479,016	(20,843,222)
UltraShort Emerging Markets ProFund	—	—	—	(12,379,764)	75,885	(12,303,879)

292 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
UltraShort International ProFund	$—	$—	$—	$(15,840,098)	$174,567	$(15,665,531)
UltraShort Japan ProFund	—	—	—	(10,423,298)	1,864	(10,432,434)
UltraShort Latin America ProFund	—	—	—	(14,121,729)	316,198	(13,805,531)
UltraShort Mid-Cap ProFund	—	—	—	(9,531,572)	91,960	(9,439,612)
UltraShort Small-Cap ProFund	—	—	—	(49,928,543)	631,993	(49,296,550)
UltraSmall-Cap ProFund	—	—	—	—	2,041,312	2,041,312
U.S. Government Plus ProFund	—	—	—	—	(337,479)	(337,479)
Utilities UltraSector ProFund	25,747	—	—	(7,776,995)	3,164,280	(4,586,968)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2020 and December 31, 2020, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2021 and December 31, 2021:

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Falling U.S. Dollar ProFund	$13,793
Health Care UltraSector ProFund	110,906
Industrials UltraSector ProFund	12,674
Mid-Cap ProFund	42,492
Pharmaceuticals UltraSector ProFund	29,796
Precious Metals UltraSector ProFund	306,630
Rising Rates Opportunity ProFund	106,926
Rising Rates Opportunity 10 ProFund	26,632
Rising U.S. Dollar ProFund	134,025
Semiconductor UltraSector ProFund	188,326
Short Oil & Gas ProFund	37,173
Short Precious Metals ProFund	23,918
Short Real Estate ProFund	21,419
Short Small-Cap ProFund	35,518
Small-Cap Growth ProFund	163,679
Small-Cap ProFund	32,836
Small-Cap Value ProFund	542
UltraChina ProFund	25,170
UltraEmerging Markets ProFund	21,696
UltraInternational ProFund	26,930
UltraShort China ProFund	14,900
UltraShort Dow 30 ProFund	88,786
UltraShort Emerging Markets ProFund	20,250
UltraShort International ProFund	38,991
UltraShort Japan ProFund	8,437
UltraShort Latin America ProFund	56,268
UltraShort Mid-Cap ProFund	37,622
UltraShort Small-Cap ProFund	126,521

As of the end of their respective tax years ended October 31, 2020 and December 31, 2020, the following ProFunds have capital loss carry forwards ("CLCFs") as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

Fund	No Expiration Date
Bear ProFund	$66,920,287
Consumer Goods UltraSector ProFund	471,165
Europe 30 ProFund	4,229,774
Falling U.S. Dollar ProFund	2,570,091
Financials UltraSector ProFund	325,020
Health Care UltraSector ProFund	3,446,468

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 293

Fund	No Expiration Date
Industrials UltraSector ProFund	$1,994,430
Large-Cap Value ProFund	2,250,113
Mid-Cap Value ProFund	832,940
Oil & Gas UltraSector ProFund	15,536,155
Oil Equipment & Services UltraSector ProFund	17,409,459
Precious Metals UltraSector ProFund	55,177,726
Real Estate UltraSector ProFund	2,927,002
Rising Rates Opportunity ProFund	50,700,336
Rising Rates Opportunity 10 ProFund	4,170,492
Rising U.S. Dollar ProFund	533,730
Semiconductor UltraSector ProFund	5,050,063
Short Nasdaq-100 ProFund	14,576,472
Short Oil & Gas ProFund	492,719
Short Precious Metals ProFund	10,878,542
Short Real Estate ProFund	4,515,729
Short Small-Cap ProFund	13,286,585
Small-Cap Growth ProFund	2,172,222
Small-Cap ProFund	947,495
Small-Cap Value ProFund	757,431
Telecommunications UltraSector ProFund	5,733,937
UltraBear ProFund	94,866,711
UltraChina ProFund	7,154,171
UltraEmerging Markets ProFund	7,095,486
UltraInternational ProFund	757,717
UltraLatin America ProFund	34,297,226
UltraMid-Cap ProFund	8,298,387
UltraShort China ProFund	6,542,152
UltraShort Dow 30 ProFund	21,233,452
UltraShort Emerging Markets ProFund	12,359,514
UltraShort International ProFund	15,801,107
UltraShort Japan ProFund	10,414,861
UltraShort Latin America ProFund	14,065,461
UltraShort Mid-Cap ProFund	9,493,950
UltraShort Nasdaq-100 ProFund	48,771,641
UltraShort Small-Cap ProFund	49,802,022
Utilities UltraSector ProFund	7,776,995

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of the end of their respective tax years ended October 31, 2020 and December 31, 2020, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities and derivative instruments, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
December 31
Bear ProFund	$13,264,145	$—	$(68,224)	$(68,224)
Bull ProFund	36,424,085	38,027,075	(3,578,050)	34,449,025
Europe 30 ProFund	4,132,956	774,459	(691,461)	82,998
UltraBear ProFund	7,231,377	—	(76,942)	(76,942)
UltraBull ProFund	78,907,870	42,206,190	(6,281,869)	35,924,321
UltraJapan ProFund	14,994,659	917	—	917
UltraNasdaq-100 ProFund	587,988,203	356,156,210	(21,780,297)	334,375,913
UltraShort Nasdaq-100 ProFund	9,400,586	—	(72,717)	(72,717)
October 31
Banks UltraSector ProFund	7,132,914	2,893,263	(2,511,426)	381,837
Basic Materials UltraSector ProFund	4,790,502	1,552,997	(888,471)	664,526
Biotechnology UltraSector ProFund	83,081,553	58,582,730	(6,985,193)	51,597,537
Communication Services UltraSector ProFund	5,661,525	970,417	(553,673)	416,744
Consumer Goods UltraSector ProFund	4,703,195	2,344,195	(609,336)	1,734,859
Consumer Services UltraSector ProFund	77,958,434	20,578,870	(6,449,632)	14,129,238

294 :: Notes to Financial Statements :: January 31, 2021 (unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Falling U.S. Dollar ProFund	$1,016,983	$—	$—	$—
Financials UltraSector ProFund	3,266,802	1,848,662	(1,437,479)	411,183
Health Care UltraSector ProFund	8,446,352	7,316,459	(1,225,947)	6,090,512
Industrials UltraSector ProFund	4,071,085	1,931,505	(405,879)	1,525,626
Internet UltraSector ProFund	119,352,016	77,366,152	(17,199,181)	60,166,971
Large-Cap Growth ProFund	30,282,530	18,268,935	(1,737,668)	16,531,267
Large-Cap Value ProFund	3,206,997	1,084,995	(1,075,341)	9,654
Mid-Cap Growth ProFund	31,572,845	4,567,126	(1,947,000)	2,620,126
Mid-Cap ProFund	3,127,500	1,400,257	(389,168)	1,011,089
Mid-Cap Value ProFund	5,193,390	883,310	(917,080)	(33,770)
Nasdaq-100 ProFund	55,142,956	48,666,487	(3,267,466)	45,399,021
Oil & Gas UltraSector ProFund	9,922,438	1,281,580	(2,479,531)	(1,197,951)
Oil Equipment & Services UltraSector ProFund	12,660,092	373,143	(5,259,675)	(4,886,532)
Pharmaceuticals UltraSector ProFund	3,052,330	1,161,281	(702,468)	458,813
Precious Metals UltraSector ProFund	30,680,056	17,313,074	(7,129,702)	10,183,372
Real Estate UltraSector ProFund	2,508,743	1,870,765	(433,142)	1,437,623
Rising Rates Opportunity ProFund	7,161,000	289,968	—	289,968
Rising Rates Opportunity 10 ProFund	1,869,000	23,253	—	23,253
Rising U.S. Dollar ProFund	6,346,610	—	—	—
Semiconductor UltraSector ProFund	51,237,043	26,227,876	(4,247,749)	21,980,127
Short Nasdaq-100 ProFund	43,621,680	1,183,092	—	1,183,092
Short Oil & Gas ProFund	5,028,000	244,414	—	244,414
Short Precious Metals ProFund	2,168,000	28,551	—	28,551
Short Real Estate ProFund	2,245,000	85,447	—	85,447
Short Small-Cap ProFund	1,295,550	38,668	—	38,668
Small-Cap Growth ProFund	6,447,765	2,475,174	(1,038,762)	1,436,412
Small-Cap ProFund	2,460,770	629,952	(244,933)	385,019
Small-Cap Value ProFund	3,057,587	692,404	(1,070,765)	(378,361)
Technology UltraSector ProFund	64,999,486	27,450,555	(6,161,992)	21,288,563
Telecommunications UltraSector ProFund	759,359	136,452	(165,937)	(29,485)
UltraChina ProFund	11,030,004	6,620,247	(2,574,175)	4,046,072
UltraDow 30 ProFund	16,000,886	9,129,556	(2,245,008)	6,884,548
UltraEmerging Markets ProFund	12,151,322	4,651,388	(2,021,933)	2,629,455
UltraInternational ProFund	2,316,000	—	(102,109)	(102,109)
UltraLatin America ProFund	15,988,720	2,176,256	(7,694,865)	(5,518,609)
UltraMid-Cap ProFund	26,890,952	7,723,051	(3,921,190)	3,801,861
UltraShort China ProFund	853,000	43,090	—	43,090
UltraShort Dow 30 ProFund	7,317,224	479,016	—	479,016
UltraShort Emerging Markets ProFund	869,000	75,885	—	75,885
UltraShort International ProFund	3,053,000	174,567	—	174,567
UltraShort Japan ProFund	1,014,205	1,864	—	1,864
UltraShort Latin America ProFund	3,893,000	316,198	—	316,198
UltraShort Mid-Cap ProFund	5,316,823	91,960	—	91,960
UltraShort Small-Cap ProFund	9,201,917	631,993	—	631,993
UltraSmall-Cap ProFund	32,464,095	6,565,170	(4,523,858)	2,041,312
U.S. Government Plus ProFund	19,890,000	—	(337,479)	(337,479)
Utilities UltraSector ProFund	6,425,964	3,840,208	(675,928)	3,164,280

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

As of January 31, 2021, Rising U.S. Dollar ProFund is owed $691,951 of the original amount owed, as of September 15, 2008, of $2,135,323, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the "PF Trusts") (each affiliated and under common controls with the

January 31, 2021 (unaudited) :: Notes to Financial Statements :: 295 other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the remaining claim due from Lehman is $20,179, and is included in "Receivable for closed forward currency contracts" on the Statements of Assets and Liabilities. The fair value of the amount that is estimated to be paid by the Advisor is $671,772 and is included in "Due from Advisor under a Receivables Agreement" on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of January 31, 2021.

9. Share Splits and Reverse Share Splits

Effective December 14, 2020, the Consumer Goods UltraSector ProFund, the Internet UltraSector ProFund, and the UltraNasdaq-100 ProFund underwent a 2-for-1 share split, the Oil Equipment & Services UltraSector ProFund, the UltraBear ProFund, the UltraShort Dow 30 ProFund, the UltraShort Emerging Markets ProFund, and the UltraShort International ProFund underwent a 1-for-4 reverse share split, and the UltraShort Nasdaq-100 ProFund undersent a 1-for-8 reverse share split.

Effective November 18, 2019, the Bull ProFund, the Consumer Services UltraSector ProFund, the Industrials UltraSector ProFund, the Technology UltraSector ProFund, and the UltraDow 30 ProFund underwent a 3-for-1 share split, the Oil Equipment & Services UltraSector ProFund underwent a 1-for-4 reverse share split, and the Short Nasdaq-100 ProFund underwent a 1-for-8 reverse share split.

Effective January 22, 2018, the UltraBull ProFund, the UltraMid-Cap ProFund, and the UltraNasdaq-100 ProFund underwent a 3-for-1 share split, the UltraShort China ProFund underwent a 1-for-8 reverse share split; the UltraShort Japan ProFund and the UltraShort Latin America ProFund underwent a 1-for-5 reverse share split, and the UltraShort Small-Cap ProFund underwent a 1-for-4 reverse share split.

Effective December 5, 2016, the Bear ProFund, UltraEmerging Markets ProFund, UltraShort Nasdaq-100 ProFund, and UltraShort Emerging Markets ProFund underwent a 1-for-5 reverse share split, the UltraShort Dow 30 ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, and Rising Rates Opportunity ProFund underwent a 1-for-8 reverse share split, and the UltraBear ProFund and UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

Effective December 14, 2015, the Nasdaq-100 ProFund underwent a 3-for-1 split, the UltraLatin America ProFund underwent a 1-for-10 reverse share split, and the Precious Metals UltraSector ProFund underwent a 1-for-5 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

10. Reorganization

On December 10, 2020, the Trust's Board of Trustees approved an agreement and plan of reorganization and termination pursuant to which the Access Flex High Yield Fund and the Access Flex Bear High Yield Fund will reorganize into corresponding newly created series within ProFunds, named ProFunds Access Flex High Yield and ProFunds Access Flex Bear High Yield, respectively. The transaction is expected to occur in the second calendar quarter of 2021.

11. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds financial statements.

296 :: Board Approval of Investment Advisory Agreement :: January 31, 2021 (unaudited)

At a meeting held on September 14-15, 2020, the Board of Trustees (the "Board") of ProFunds (the "Trust") considered the renewal of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and ProFund Advisors LLC (the "Advisor") on behalf of each of its operational series (each a "Fund" and collectively the "Funds"). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are "geared" funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (-1x), a multiple (i.e., 1.25x, 1.50x or 2x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an index or security (each a "Geared Fund" and, collectively, the "Geared Funds").

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement, including information that addressed, among other things:

(i)	the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
(ii)	the costs of the services to be provided and the profits realized by the Advisor;
(iii)	the investment performance of the Funds and the Advisor;
(iv)	the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
(v)	other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreement, including, among other things:

(i)	information about the advisory services that were being provided by the Advisor with respect to the Funds;
(ii)	the Advisor's Form ADV;
(iii)	biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
(iv)	information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
(v)	information regarding advisory fees earned versus advisory fees waived for previous periods;
(vi)	performance information for prior periods;
(vii)	comparative industry fee data;
(viii)	information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;
(ix)	information regarding the Advisor's trade allocation and best execution policies and procedures;
(x)	information about the financial condition of the Advisor;
(xi)	information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and
(xii)	the Advisor's reputation, expertise and resources.

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting, the Board also considered information they received throughout the year as part of their regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor. The Board noted there would be no significant differences between the scope of services provided by the Advisor in the past year and those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

(i)	the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;
(ii)	the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;
(iii)	with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional index funds;
(iv)	the differences in managing the non-geared Funds, including the unique asset classes and investment strategies for certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;
(v)	the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
(vi)	the structure of the portfolio staff compensation program and the incentives it is intended to provide;

January 31, 2021 (unaudited) :: Board Approval of Investment Advisory Agreement :: 297

(vii)	the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;
(viii)	the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;
(ix)	a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years and, recently, instituting certain technological upgrades that would generally improve capacity and document production capabilities as well as technological upgrades that have contributed to successful remote working conditions during the COVID-19 pandemic; and
(x)	information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the both the Geared Funds and the Matching Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior year and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor's services benefited the Fund's shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique and few, if any, fund complexes with funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate, but acknowledged the existence of certain differences between the Funds and their peers. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fee. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own, and noted that it would be more expensive or impractical to do so.

The Board reviewed information prepared by the independent consultant, comparing management and expense information for each Fund to that of its Peer Group. The Board reviewed Peer Group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the Funds to other funds with investment objectives most similar to the Funds. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by the Funds after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the one mutual fund it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor to the mutual fund is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual fund and does not provide other services like daily cash management, collateral management, and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual fund and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other mutual funds.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2020, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds,

298 :: Board Approval of Investment Advisory Agreement :: January 31, 2021 (unaudited)

the correlation of such Fund's performance with the performance of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund's total return.

After reviewing the performance of the Funds, the Board, including the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

Profitability

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisory an annual investment advisory fee of 0.75% of average daily net assets (other than ProFund Ultra Japan Fund and the ProFund Ultra Short Japan Fund, which pay 0.90%, the ProFund Nasdaq-100 which pays 0.70%, and the ProFund V.P. U.S. Government Plus, which pays 0.50%).

The Board considered that, subject to the condition that the aggregate daily net assets of the Trust combined with the Access One Trust (Access One Trust funds are advised by the Advisor but are not part of the Trust) be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund's annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreement for the Funds is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

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P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/21

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (69.5%)
	Shares	Value
3M Co. (Industrial Conglomerates)	679	$119,273
A.O. Smith Corp. (Building Products)	159	8,634
Abbott Laboratories (Health Care Equipment & Supplies)	2,085	257,686
AbbVie, Inc. (Biotechnology)	2,076	212,749
ABIOMED, Inc.* (Health Care Equipment & Supplies)	53	18,457
Accenture PLC—Class A (IT Services)	745	180,230
Activision Blizzard, Inc. (Entertainment)	909	82,719
Adobe, Inc.* (Software)	565	259,205
Advance Auto Parts, Inc. (Specialty Retail)	79	11,782
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,414	121,095
Aflac, Inc. (Insurance)	768	34,698
Agilent Technologies, Inc. (Life Sciences Tools & Services)	360	43,261
Air Products & Chemicals, Inc. (Chemicals)	260	69,358
Akamai Technologies, Inc.* (IT Services)	191	21,207
Alaska Air Group, Inc. (Airlines)	146	7,129
Albemarle Corp. (Chemicals)	126	20,495
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	146	24,398
Alexion Pharmaceuticals, Inc.* (Biotechnology)	257	39,406
Align Technology, Inc.* (Health Care Equipment & Supplies)	84	44,132
Allegion PLC (Building Products)	108	11,557
Alliant Energy Corp. (Electric Utilities)	294	14,303
Alphabet, Inc.*—Class A (Interactive Media & Services)	354	646,885
Alphabet, Inc.*—Class C (Interactive Media & Services)	342	627,823
Altria Group, Inc. (Tobacco)	2,186	89,801
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	501	1,606,307
Amcor PLC (Containers & Packaging)	1,845	20,184
Ameren Corp. (Multi-Utilities)	290	21,089
American Airlines Group, Inc. (Airlines)	718	12,328
American Electric Power Co., Inc. (Electric Utilities)	584	47,251
American Express Co. (Consumer Finance)	767	89,172
American International Group, Inc. (Insurance)	1,013	37,927
American Tower Corp. (Equity Real Estate Investment Trusts)	522	118,681
American Water Works Co., Inc. (Water Utilities)	214	34,030
Ameriprise Financial, Inc. (Capital Markets)	139	27,504
AmerisourceBergen Corp. (Health Care Providers & Services)	173	18,027
AMETEK, Inc. (Electrical Equipment)	271	30,693
Amgen, Inc. (Biotechnology)	685	165,381
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	351	43,833
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	434	63,941
ANSYS, Inc.* (Software)	101	35,791
Anthem, Inc. (Health Care Providers & Services)	293	87,015
Aon PLC (Insurance)	269	54,634
Apache Corp. (Oil, Gas & Consumable Fuels)	444	6,340
Apple, Inc. (Technology Hardware, Storage & Peripherals)	18,795	2,480,188
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,074	103,834
Aptiv PLC (Auto Components)	317	42,351
Archer-Daniels-Midland Co. (Food Products)	654	32,707
Arista Networks, Inc.* (Communications Equipment)	64	19,684
Arthur J. Gallagher & Co. (Insurance)	226	26,083
Assurant, Inc. (Insurance)	70	9,483
AT&T, Inc. (Diversified Telecommunication Services)	8,380	239,919
Atmos Energy Corp. (Gas Utilities)	148	13,172
Autodesk, Inc.* (Software)	259	71,854
Automatic Data Processing, Inc. (IT Services)	504	83,220
AutoZone, Inc.* (Specialty Retail)	28	31,314

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	165	$27,006
Avery Dennison Corp. (Containers & Packaging)	98	14,785
Baker Hughes Co.—Class A (Energy Equipment & Services)	806	16,193
Ball Corp. (Containers & Packaging)	385	33,888
Bank of America Corp. (Banks)	8,952	265,427
Baxter International, Inc. (Health Care Equipment & Supplies)	601	46,175
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	341	89,270
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	2,289	521,594
Best Buy Co., Inc. (Specialty Retail)	271	29,490
Biogen, Inc.* (Biotechnology)	181	51,152
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	26	14,918
BlackRock, Inc.—Class A (Capital Markets)	167	117,111
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	48	93,328
BorgWarner, Inc. (Auto Components)	287	12,051
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	166	15,151
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,684	59,681
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,658	163,281
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	476	214,438
Broadridge Financial Solutions, Inc. (IT Services)	136	19,218
Brown-Forman Corp.—Class B (Beverages)	214	15,337
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	160	13,690
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	469	8,597
Cadence Design Systems, Inc.* (Software)	328	42,768
Campbell Soup Co. (Food Products)	238	11,450
Capital One Financial Corp. (Consumer Finance)	538	56,092
Cardinal Health, Inc. (Health Care Providers & Services)	345	18,537
CarMax, Inc.* (Specialty Retail)	193	22,732
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	875	16,336
Carrier Global Corp. (Building Products)	958	36,883
Catalent, Inc.* (Pharmaceuticals)	194	22,320
Caterpillar, Inc. (Machinery)	639	116,835
Cboe Global Markets, Inc. (Capital Markets)	127	11,650
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	395	24,087
CDW Corp. (Electronic Equipment, Instruments & Components)	168	22,119
Celanese Corp. (Chemicals)	138	16,857
Centene Corp.* (Health Care Providers & Services)	682	41,125
CenterPoint Energy, Inc. (Multi-Utilities)	641	13,519
Cerner Corp. (Health Care Technology)	361	28,920
CF Industries Holdings, Inc. (Chemicals)	251	10,386
Charter Communications, Inc.*—Class A (Media)	172	104,500
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,264	192,893
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	33	48,840
Chubb, Ltd. (Insurance)	531	77,352
Church & Dwight Co., Inc. (Household Products)	292	24,654
Cigna Corp. (Health Care Providers & Services)	425	92,246
Cincinnati Financial Corp. (Insurance)	176	14,800
Cintas Corp. (Commercial Services & Supplies)	104	33,084
Cisco Systems, Inc. (Communications Equipment)	4,970	221,563
Citigroup, Inc. (Banks)	2,448	141,960
Citizens Financial Group, Inc. (Banks)	502	18,293
Citrix Systems, Inc. (Software)	145	19,330
CME Group, Inc. (Capital Markets)	422	76,694
CMS Energy Corp. (Multi-Utilities)	336	19,112

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Cognizant Technology Solutions Corp.—Class A (IT Services)	629	$49,031
Colgate-Palmolive Co. (Household Products)	1,008	78,624
Comcast Corp.—Class A (Media)	5,370	266,192
Comerica, Inc. (Banks)	164	9,381
Conagra Brands, Inc. (Food Products)	575	19,895
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,592	63,728
Consolidated Edison, Inc. (Multi-Utilities)	403	28,524
Constellation Brands, Inc.—Class A (Beverages)	200	42,186
Copart, Inc.* (Commercial Services & Supplies)	244	26,779
Corning, Inc. (Electronic Equipment, Instruments & Components)	898	32,211
Corteva, Inc. (Chemicals)	876	34,917
Costco Wholesale Corp. (Food & Staples Retailing)	519	182,911
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	507	80,744
CSX Corp. (Road & Rail)	899	77,094
Cummins, Inc. (Machinery)	174	40,789
CVS Health Corp. (Health Care Providers & Services)	1,539	110,269
D.R. Horton, Inc. (Household Durables)	390	29,951
Danaher Corp. (Health Care Equipment & Supplies)	743	176,715
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	153	17,884
DaVita, Inc.* (Health Care Providers & Services)	87	10,211
Deere & Co. (Machinery)	369	106,567
Delta Air Lines, Inc. (Airlines)	750	28,470
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	257	13,747
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	696	11,456
DexCom, Inc.* (Health Care Equipment & Supplies)	113	42,358
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	186	10,544
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	329	47,360
Discover Financial Services (Consumer Finance)	361	30,158
Discovery, Inc.* (Media)	188	7,787
Discovery, Inc.*—Class C (Media)	347	12,155
DISH Network Corp.*—Class A (Media)	291	8,445
Dollar General Corp. (Multiline Retail)	287	55,853
Dollar Tree, Inc.* (Multiline Retail)	276	28,058
Dominion Energy, Inc. (Multi-Utilities)	960	69,974
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	46	17,055
Dover Corp. (Machinery)	170	19,803
Dow, Inc. (Chemicals)	873	45,309
DTE Energy Co. (Multi-Utilities)	227	26,949
Duke Energy Corp. (Electric Utilities)	866	81,404
Duke Realty Corp. (Equity Real Estate Investment Trusts)	437	17,288
DuPont de Nemours, Inc.(a) (Chemicals)	863	68,565
DXC Technology Co. (IT Services)	299	8,432
Eastman Chemical Co. (Chemicals)	159	15,638
Eaton Corp. PLC (Electrical Equipment)	469	55,201
eBay, Inc. (Internet & Direct Marketing Retail)	770	43,513
Ecolab, Inc. (Chemicals)	292	59,717
Edison International (Electric Utilities)	445	25,881
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	733	60,531
Electronic Arts, Inc. (Entertainment)	341	48,831
Eli Lilly & Co. (Pharmaceuticals)	934	194,244
Emerson Electric Co. (Electrical Equipment)	703	55,783
Enphase Energy, Inc.* (Electrical Equipment)	148	26,988
Entergy Corp. (Electric Utilities)	236	22,498
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	686	34,959
Equifax, Inc. (Professional Services)	143	25,327
Equinix, Inc. (Equity Real Estate Investment Trusts)	104	76,956
Equity Residential (Equity Real Estate Investment Trusts)	403	24,841

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares		Value
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	77		$18,450
Etsy, Inc.* (Internet & Direct Marketing Retail)	148		29,465
Everest Re Group, Ltd. (Insurance)	47		9,921
Evergy, Inc. (Electric Utilities)	266		14,292
Eversource Energy (Electric Utilities)	403		35,263
Exelon Corp. (Electric Utilities)	1,148		47,711
Expedia Group, Inc. (Internet & Direct Marketing Retail)	160		19,856
Expeditors International of Washington, Inc. (Air Freight & Logistics)	200		17,904
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	152		17,296
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,972		222,945
F5 Networks, Inc.* (Communications Equipment)	72		14,108
Facebook, Inc.*—Class A (Interactive Media & Services)	2,828		730,557
Fastenal Co. (Trading Companies & Distributors)	675		30,773
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	81		7,092
FedEx Corp. (Air Freight & Logistics)	284		66,837
Fidelity National Information Services, Inc. (IT Services)	729		90,002
Fifth Third Bancorp (Banks)	837		24,214
First Horizon Corp. (Banks)	—	†	5
First Republic Bank (Banks)	204		29,578
FirstEnergy Corp. (Electric Utilities)	638		19,625
Fiserv, Inc.* (IT Services)	654		67,159
FleetCor Technologies, Inc.* (IT Services)	98		23,790
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	154		8,016
Flowserve Corp. (Machinery)	153		5,441
FMC Corp. (Chemicals)	153		16,568
Ford Motor Co.* (Automobiles)	4,595		48,385
Fortinet, Inc.* (Software)	158		22,871
Fortive Corp. (Machinery)	397		26,234
Fortune Brands Home & Security, Inc. (Building Products)	163		14,059
Fox Corp.—Class A (Media)	396		12,347
Fox Corp.—Class B (Media)	182		5,440
Franklin Resources, Inc. (Capital Markets)	320		8,413
Freeport-McMoRan, Inc.* (Metals & Mining)	1,709		45,989
Garmin, Ltd. (Household Durables)	175		20,101
Gartner, Inc.* (IT Services)	104		15,799
General Dynamics Corp. (Aerospace & Defense)	273		40,044
General Electric Co. (Industrial Conglomerates)	10,301		110,015
General Mills, Inc. (Food Products)	719		41,774
General Motors Co. (Automobiles)	1,481		75,057
Genuine Parts Co. (Distributors)	170		15,960
Gilead Sciences, Inc. (Biotechnology)	1,474		96,694
Global Payments, Inc. (IT Services)	352		62,135
Globe Life, Inc. (Insurance)	114		10,304
Halliburton Co. (Energy Equipment & Services)	1,039		18,318
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	409		6,254
Hartford Financial Services Group, Inc. (Insurance)	422		20,264
Hasbro, Inc. (Leisure Products)	150		14,073
HCA Healthcare, Inc. (Health Care Providers & Services)	311		50,531
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	633		18,768
Henry Schein, Inc.* (Health Care Providers & Services)	168		11,063
Hess Corp. (Oil, Gas & Consumable Fuels)	322		17,382
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,513		18,670
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	326		33,053
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	175		4,981
Hologic, Inc.* (Health Care Equipment & Supplies)	302		24,078
Honeywell International, Inc. (Industrial Conglomerates)	825		161,180
Hormel Foods Corp. (Food Products)	330		15,464
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	829		11,233
Howmet Aerospace, Inc.* (Aerospace & Defense)	459		11,282
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,615		39,309

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Humana, Inc. (Health Care Providers & Services)	155	$59,382
Huntington Bancshares, Inc. (Banks)	1,196	15,817
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	48	7,552
IDEX Corp. (Machinery)	90	16,757
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	100	47,868
IHS Markit, Ltd. (Professional Services)	438	38,140
Illinois Tool Works, Inc. (Machinery)	339	65,837
Illumina, Inc.* (Life Sciences Tools & Services)	172	73,348
Incyte Corp.* (Biotechnology)	219	19,655
Ingersoll Rand, Inc.* (Machinery)	437	18,284
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,819	267,503
Intercontinental Exchange, Inc. (Capital Markets)	660	72,831
International Business Machines Corp. (IT Services)	1,047	124,708
International Flavors & Fragrances, Inc.(a) (Chemicals)	126	14,160
International Paper Co. (Containers & Packaging)	462	23,243
Intuit, Inc. (Software)	309	111,620
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	139	103,922
Invesco, Ltd. (Capital Markets)	443	9,121
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	43	9,607
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	226	40,183
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	339	11,414
J.B. Hunt Transport Services, Inc. (Road & Rail)	98	13,197
Jack Henry & Associates, Inc. (IT Services)	90	13,031
Jacobs Engineering Group, Inc. (Construction & Engineering)	153	15,446
Johnson & Johnson (Pharmaceuticals)	3,096	505,050
Johnson Controls International PLC (Building Products)	851	42,397
JPMorgan Chase & Co. (Banks)	3,585	461,281
Juniper Networks, Inc. (Communications Equipment)	388	9,475
Kansas City Southern (Road & Rail)	110	22,294
Kellogg Co. (Food Products)	300	17,682
KeyCorp (Banks)	1,148	19,355
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	218	30,867
Kimberly-Clark Corp. (Household Products)	400	52,840
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	508	8,387
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,290	32,243
KLA Corp. (Semiconductors & Semiconductor Equipment)	182	50,973
L Brands, Inc. (Specialty Retail)	274	11,168
L3Harris Technologies, Inc. (Aerospace & Defense)	247	42,363
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	115	26,325
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	169	81,788
Lamb Weston Holding, Inc. (Food Products)	172	12,848
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	386	18,563
Leggett & Platt, Inc. (Household Durables)	155	6,355
Leidos Holdings, Inc. (IT Services)	157	16,651
Lennar Corp.—Class A (Household Durables)	324	26,940
Lincoln National Corp. (Insurance)	214	9,735
Linde PLC (Chemicals)	617	151,411
Live Nation Entertainment, Inc.* (Entertainment)	168	11,164
LKQ Corp.* (Distributors)	330	11,580
Lockheed Martin Corp. (Aerospace & Defense)	289	93,006
Loews Corp. (Insurance)	274	12,409
Lowe's Cos., Inc. (Specialty Retail)	862	143,825
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,160	14,361
LyondellBasell Industries N.V.—Class A (Chemicals)	302	25,900
M&T Bank Corp. (Banks)	151	20,003

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	928	$6,719
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	765	33,017
MarketAxess Holdings, Inc. (Capital Markets)	45	24,334
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	313	36,359
Marsh & McLennan Cos., Inc. (Insurance)	596	65,507
Martin Marietta Materials, Inc. (Construction Materials)	73	20,981
Masco Corp. (Building Products)	308	16,727
Mastercard, Inc.—Class A (IT Services)	1,034	327,044
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	314	27,541
McCormick & Co., Inc. (Food Products)	293	26,235
McDonald's Corp. (Hotels, Restaurants & Leisure)	876	182,069
McKesson Corp. (Health Care Providers & Services)	189	32,975
Medtronic PLC (Health Care Equipment & Supplies)	1,583	176,235
Merck & Co., Inc. (Pharmaceuticals)	2,976	229,360
MetLife, Inc. (Insurance)	899	43,287
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	28	32,707
MGM Resorts International (Hotels, Restaurants & Leisure)	482	13,766
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	306	41,650
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,309	102,455
Microsoft Corp. (Software)	8,892	2,062,588
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	134	17,789
Mohawk Industries, Inc.* (Household Durables)	70	10,052
Molson Coors Beverage Co.—Class B (Beverages)	222	11,136
Mondelez International, Inc.—Class A (Food Products)	1,681	93,194
Monster Beverage Corp.* (Beverages)	434	37,684
Moody's Corp. (Capital Markets)	190	50,589
Morgan Stanley (Capital Markets)	1,682	112,778
Motorola Solutions, Inc. (Communications Equipment)	200	33,510
MSCI, Inc.—Class A (Capital Markets)	97	38,344
Nasdaq, Inc. (Capital Markets)	135	18,261
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	263	17,474
Netflix, Inc.* (Entertainment)	520	276,843
Newell Brands, Inc. (Household Durables)	444	10,665
Newmont Corp. (Metals & Mining)	945	56,322
News Corp.—Class A (Media)	460	8,924
News Corp.—Class B (Media)	142	2,681
NextEra Energy, Inc. (Electric Utilities)	2,304	186,324
Nielsen Holdings PLC (Professional Services)	420	9,379
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,475	197,044
NiSource, Inc. (Multi-Utilities)	451	9,990
Norfolk Southern Corp. (Road & Rail)	299	70,749
Northern Trust Corp. (Capital Markets)	245	21,852
Northrop Grumman Corp. (Aerospace & Defense)	182	52,163
NortonLifelock, Inc. (Software)	695	14,644
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	371	8,403
NOV, Inc.* (Energy Equipment & Services)	457	5,658
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	287	11,885
Nucor Corp. (Metals & Mining)	355	17,299
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	728	378,261
NVR, Inc.* (Household Durables)	4	17,786
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	985	19,759
Old Dominion Freight Line, Inc. (Road & Rail)	114	22,116
Omnicom Group, Inc. (Media)	253	15,782
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	523	20,831
Oracle Corp. (Software)	2,231	134,819
O'Reilly Automotive, Inc.* (Specialty Retail)	85	36,165

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Otis Worldwide Corp. (Machinery)	479	$30,967
PACCAR, Inc. (Machinery)	408	37,218
Packaging Corp. of America (Containers & Packaging)	112	15,060
Parker-Hannifin Corp. (Machinery)	152	40,221
Paychex, Inc. (IT Services)	376	32,832
Paycom Software, Inc.* (Software)	57	21,645
PayPal Holdings, Inc.* (IT Services)	1,377	322,645
Pentair PLC (Machinery)	195	10,620
People's United Financial, Inc. (Banks)	500	6,830
PepsiCo, Inc. (Beverages)	1,625	221,927
PerkinElmer, Inc. (Life Sciences Tools & Services)	131	19,266
Perrigo Co. PLC (Pharmaceuticals)	161	6,875
Pfizer, Inc. (Pharmaceuticals)	6,536	234,642
Philip Morris International, Inc. (Tobacco)	1,831	145,839
Phillips 66 (Oil, Gas & Consumable Fuels)	513	34,781
Pinnacle West Capital Corp. (Electric Utilities)	132	9,933
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	238	28,774
Pool Corp. (Distributors)	47	16,646
PPG Industries, Inc. (Chemicals)	278	37,449
PPL Corp. (Electric Utilities)	904	25,014
Principal Financial Group, Inc. (Insurance)	300	14,781
Prologis, Inc. (Equity Real Estate Investment Trusts)	869	89,680
Prudential Financial, Inc. (Insurance)	466	36,478
Public Service Enterprise Group, Inc. (Multi-Utilities)	594	33,519
Public Storage (Equity Real Estate Investment Trusts)	179	40,744
PulteGroup, Inc. (Household Durables)	315	13,703
PVH Corp. (Textiles, Apparel & Luxury Goods)	84	7,162
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	134	22,898
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,330	207,852
Quanta Services, Inc. (Construction & Engineering)	163	11,487
Quest Diagnostics, Inc. (Health Care Providers & Services)	158	20,406
Ralph Lauren Corp.* (Textiles, Apparel & Luxury Goods)	57	5,760
Raymond James Financial, Inc. (Capital Markets)	143	14,290
Raytheon Technologies Corp. (Aerospace & Defense)	1,786	119,180
Realty Income Corp. (Equity Real Estate Investment Trusts)	412	24,333
Regency Centers Corp. (Equity Real Estate Investment Trusts)	186	8,775
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	124	62,476
Regions Financial Corp. (Banks)	1,130	19,221
Republic Services, Inc.—Class A (Commercial Services & Supplies)	248	22,449
ResMed, Inc. (Health Care Equipment & Supplies)	170	34,267
Robert Half International, Inc. (Professional Services)	134	9,045
Rockwell Automation, Inc. (Electrical Equipment)	137	34,049
Rollins, Inc. (Commercial Services & Supplies)	261	9,401
Roper Technologies, Inc. (Industrial Conglomerates)	124	48,721
Ross Stores, Inc. (Specialty Retail)	419	46,631
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	219	14,235
S&P Global, Inc. (Capital Markets)	283	89,711
Salesforce.com, Inc.* (Software)	1,076	242,703
SBA Communications Corp. (Equity Real Estate Investment Trusts)	131	35,196
Schlumberger, Ltd. (Energy Equipment & Services)	1,637	36,357
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	263	17,390
Sealed Air Corp. (Containers & Packaging)	182	7,693
Sempra Energy (Multi-Utilities)	339	41,955
ServiceNow, Inc.* (Software)	229	124,384
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	385	35,778
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	195	33,004
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	86	5,803
Snap-on, Inc. (Machinery)	64	11,519
Southwest Airlines Co. (Airlines)	694	30,494

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Stanley Black & Decker, Inc. (Machinery)	189	$32,790
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,380	133,598
State Street Corp. (Capital Markets)	415	29,050
STERIS PLC (Health Care Equipment & Supplies)	101	18,898
Stryker Corp. (Health Care Equipment & Supplies)	385	85,089
SVB Financial Group* (Banks)	61	26,705
Synchrony Financial (Consumer Finance)	639	21,502
Synopsys, Inc.* (Software)	179	45,726
Sysco Corp. (Food & Staples Retailing)	599	42,834
T. Rowe Price Group, Inc. (Capital Markets)	266	41,624
Take-Two Interactive Software, Inc.* (Entertainment)	136	27,261
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	326	10,308
Target Corp. (Multiline Retail)	589	106,709
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	389	46,835
TechnipFMC PLC (Energy Equipment & Services)	496	5,302
Teledyne Technologies, Inc.* (Aerospace & Defense)	43	15,351
Teleflex, Inc. (Health Care Equipment & Supplies)	55	20,770
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	195	22,129
Tesla, Inc.* (Automobiles)	892	707,829
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,080	178,945
Textron, Inc. (Aerospace & Defense)	269	12,175
The AES Corp. (Independent Power and Renewable Electricity Producers)	782	19,073
The Allstate Corp. (Insurance)	358	38,370
The Bank of New York Mellon Corp. (Capital Markets)	959	38,197
The Boeing Co. (Aerospace & Defense)	624	121,174
The Charles Schwab Corp. (Capital Markets)	1,755	90,453
The Clorox Co. (Household Products)	148	31,000
The Coca-Cola Co. (Beverages)	4,549	219,034
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	57	20,750
The Estee Lauder Co., Inc. (Personal Products)	266	62,949
The Gap, Inc. (Specialty Retail)	241	4,880
The Goldman Sachs Group, Inc. (Capital Markets)	405	109,824
The Hershey Co. (Food Products)	174	25,307
The Home Depot, Inc. (Specialty Retail)	1,266	342,859
The Interpublic Group of Cos., Inc. (Media)	458	11,024
The JM Smucker Co.—Class A (Food Products)	134	15,599
The Kraft Heinz Co. (Food Products)	762	25,535
The Kroger Co. (Food & Staples Retailing)	910	31,395
The Mosaic Co. (Chemicals)	406	10,540
The PNC Financial Services Group, Inc. (Banks)	498	71,473
The Procter & Gamble Co. (Household Products)	2,916	373,859
The Progressive Corp. (Insurance)	689	60,074
The Sherwin-Williams Co. (Chemicals)	96	66,413
The Southern Co. (Electric Utilities)	1,242	73,179
The TJX Cos., Inc. (Specialty Retail)	1,412	90,424
The Travelers Cos., Inc. (Insurance)	298	40,617
The Walt Disney Co.* (Entertainment)	2,130	358,202
The Western Union Co. (IT Services)	483	10,756
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,427	30,295
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	467	238,029
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	686	86,491
Tractor Supply Co. (Specialty Retail)	137	19,418
Trane Technologies PLC (Building Products)	283	40,568
TransDigm Group, Inc.* (Aerospace & Defense)	64	35,410

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	294	$19,378
Truist Financial Corp. (Banks)	1,585	76,048
Twitter, Inc.* (Interactive Media & Services)	935	47,246
Tyler Technologies, Inc.* (Software)	48	20,294
Tyson Foods, Inc.—Class A (Food Products)	346	22,251
U.S. Bancorp (Banks)	1,612	69,074
UDR, Inc. (Equity Real Estate Investment Trusts)	346	13,304
Ulta Beauty, Inc.* (Specialty Retail)	67	18,744
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	221	3,868
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	229	3,428
Union Pacific Corp. (Road & Rail)	792	156,396
United Airlines Holdings , Inc.* (Airlines)	344	13,757
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	841	130,354
United Rentals, Inc.* (Trading Companies & Distributors)	84	20,413
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,116	372,274
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	92	11,471
Unum Group (Insurance)	240	5,575
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	480	27,086
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	107	18,786
Ventas, Inc. (Equity Real Estate Investment Trusts)	440	20,271
VeriSign, Inc.* (IT Services)	118	22,900
Verisk Analytics, Inc.—Class A (Professional Services)	191	35,049
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,866	266,414
Vertex Pharmaceuticals, Inc.* (Biotechnology)	306	70,098
VF Corp. (Textiles, Apparel & Luxury Goods)	376	28,903
ViacomCBS, Inc.—Class B (Media)	664	32,204
Viatris, Inc.* (Pharmaceuticals)	1,419	24,109
Visa, Inc.—Class A (IT Services)	1,994	385,342
Vontier Corp.* (Electronic Equipment, Instruments & Components)	198	6,421
Vornado Realty Trust (Equity Real Estate Investment Trusts)	185	7,356
Vulcan Materials Co. (Construction Materials)	155	23,117
W.R. Berkley Corp. (Insurance)	165	10,253
W.W. Grainger, Inc. (Trading Companies & Distributors)	53	19,313
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	845	42,461
Walmart, Inc. (Food & Staples Retailing)	1,630	229,000
Waste Management, Inc. (Commercial Services & Supplies)	457	50,874
Waters Corp.* (Life Sciences Tools & Services)	73	19,321
WEC Energy Group, Inc. (Multi-Utilities)	371	32,982
Wells Fargo & Co. (Banks)	4,862	145,277
Welltower, Inc. (Equity Real Estate Investment Trusts)	491	29,755
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	87	26,056
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	358	20,202
Westinghouse Air Brake Technologies Corp. (Machinery)	211	15,658
WestRock Co. (Containers & Packaging)	309	12,802
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	878	27,385
Whirlpool Corp. (Household Durables)	74	13,697
Willis Towers Watson PLC (Insurance)	152	30,847
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	114	11,346
Xcel Energy, Inc. (Electric Utilities)	618	39,546
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	196	4,122
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	288	37,604
Xylem, Inc. (Machinery)	212	20,477

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	355	36,029
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	63	24,433
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	244	37,495
Zions Bancorp (Banks)	192	8,475
Zoetis, Inc. (Pharmaceuticals)	559	86,226

TOTAL COMMON STOCKS
(Cost $7,750,424)		36,862,469

Repurchase Agreements(b)(c) (24.9%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%-0.02%, dated 1/31/21, due 2/1/21, total to be received $13,222,012	$13,222,000	$13,222,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,222,000)		13,222,000

Collateral for Securities Loaned(d) (0.1%)
	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.08%(e)	75,896	$75,896
Invesco Government & Agency Portfolio-Institutional Shares, 0.11%(e)	594	594
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $76,490)		76,490
TOTAL INVESTMENT SECURITIES
(Cost $21,048,914)—94.5%		50,160,959
Net other assets (liabilities)—5.5%		2,869,886

NET ASSETS—100.0%		$53,030,845

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $73,393.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $1,166,000.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	21	3/22/21	$3,890,460	$43,011

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500	Goldman Sachs International	3/1/21	0 .64%	$6,800,038	$(65,522)
S&P 500	UBS AG	3/1/21	0 .59%	5,471,076	(16,712)
				$12,271,114	$(82,234)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Bull ProFund invested in the following industries as of January 31, 2021:
	Value	% of Net Assets
Aerospace & Defense	$549,700	1.0%
Air Freight & Logistics	228,785	0.4%
Airlines	92,178	0.2%
Auto Components	54,402	0.1%
Automobiles	831,271	1.6%
Banks	1,428,418	2.7%
Beverages	547,304	1.0%
Biotechnology	717,611	1.3%
Building Products	170,825	0.3%
Capital Markets	1,002,631	1.9%
Chemicals	663,683	1.2%
Commercial Services & Supplies	142,587	0.3%
Communications Equipment	298,340	0.6%
Construction & Engineering	26,933	NM
Construction Materials	44,098	0.1%
Consumer Finance	196,924	0.4%
Containers & Packaging	127,655	0.2%
Distributors	44,186	0.1%
Diversified Financial Services	521,594	1.0%
Diversified Telecommunication Services	520,694	1.0%
Electric Utilities	642,224	1.2%
Electrical Equipment	202,714	0.4%
Electronic Equipment, Instruments & Components	243,720	0.5%
Energy Equipment & Services	81,828	0.2%
Entertainment	805,020	1.5%
Equity Real Estate Investment Trusts	881,234	1.7%
Food & Staples Retailing	528,601	1.0%
Food Products	359,941	0.7%
Gas Utilities	13,172	NM
Health Care Equipment & Supplies	1,422,966	2.7%
Health Care Providers & Services	961,857	1.8%
Health Care Technology	28,920	0.1%
Hotels, Restaurants & Leisure	587,536	1.1%
Household Durables	149,250	0.3%
Household Products	560,978	1.1%
Independent Power and Renewable Electricity Producers	30,958	0.1%
Industrial Conglomerates	439,189	0.8%
Insurance	663,399	1.2%
Interactive Media & Services	2,052,511	3.9%
Internet & Direct Marketing Retail	1,792,468	3.4%
IT Services	1,876,132	3.5%
Leisure Products	14,073	NM
Life Sciences Tools & Services	481,033	0.9%
Machinery	616,017	1.2%
Media	487,481	0.9%
Metals & Mining	119,610	0.2%
Multiline Retail	190,620	0.4%
Multi-Utilities	297,613	0.6%
Oil, Gas & Consumable Fuels	807,330	1.5%
Personal Products	62,949	0.1%
Pharmaceuticals	1,466,107	2.8%
Professional Services	116,940	0.2%
Real Estate Management & Development	24,087	NM

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

	Value	% of Net Assets
Road & Rail	$361,846	0.7%
Semiconductors & Semiconductor Equipment	1,955,911	3.7%
Software	3,230,241	6.0%
Specialty Retail	809,432	1.5%
Technology Hardware, Storage & Peripherals	2,597,355	4.9%
Textiles, Apparel & Luxury Goods	262,727	0.5%
Tobacco	235,640	0.4%
Trading Companies & Distributors	70,499	0.1%
Water Utilities	34,030	0.1%
Wireless Telecommunication Services	86,491	0.2%
Other **	16,168,376	30.5%
Total	$53,030,845	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (26.8%)
	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	32	$983
1Life Healthcare, Inc.* (Health Care Providers & Services)	100	5,060
1st Constitution Bancorp (Banks)	11	170
1st Source Corp. (Banks)	21	826
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	154	5,472
89bio, Inc.* (Biotechnology)	11	223
8x8, Inc.* (Software)	135	4,759
A10 Networks, Inc.* (Software)	77	765
AAON, Inc. (Building Products)	53	3,922
AAR Corp. (Aerospace & Defense)	42	1,409
Aaron's Co., Inc. (The)* (Specialty Retail)	43	728
Abeona Therapeutics, Inc.* (Biotechnology)	77	147
Abercrombie & Fitch Co.—Class A (Specialty Retail)	79	1,823
ABM Industries, Inc. (Commercial Services & Supplies)	85	3,123
Acacia Communications, Inc.* (Communications Equipment)	50	5,721
Acacia Research Corp.* (Professional Services)	61	342
Academy Sports & Outdoors, Inc.* (Leisure Products)	22	473
Acadia Realty Trust (Equity Real Estate Investment Trusts)	108	1,566
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	65	626
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	41	421
ACCO Brands Corp. (Commercial Services & Supplies)	119	963
Accolade, Inc.* (Health Care Technology)	16	811
Accuray, Inc.* (Health Care Equipment & Supplies)	115	568
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	102	224
ACI Worldwide, Inc.* (Software)	145	5,567
ACNB Corp. (Banks)	11	276
Acushnet Holdings Corp. (Leisure Products)	43	1,755
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	11	285
Adams Resources & Energy, Inc. (Oil, Gas & Consumable Fuels)	3	73
AdaptHealth Corp.* (Health Care Providers & Services)	32	1,225
Addus Homecare Corp.* (Health Care Providers & Services)	19	2,138
Adient PLC* (Auto Components)	112	3,616
ADMA Biologics, Inc.* (Biotechnology)	85	189
Adtalem Global Education, Inc.* (Diversified Consumer Services)	66	2,547
ADTRAN, Inc. (Communications Equipment)	61	1,049
Advanced Drainage Systems, Inc. (Building Products)	72	5,939
Advanced Emissions Solutions, Inc. (Chemicals)	21	106
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	48	4,924
AdvanSix, Inc.* (Chemicals)	34	725
Adverum Biotechnologies, Inc.* (Biotechnology)	114	1,406
Aegion Corp.* (Construction & Engineering)	39	716
Aeglea BioTherapeutics, Inc.* (Biotechnology)	57	396
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	47	808
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	91	4,737
AeroVironment, Inc.* (Aerospace & Defense)	27	3,099
Affimed NV* (Biotechnology)	108	619
Agenus, Inc.* (Biotechnology)	202	743
Agile Therapeutics, Inc.* (Pharmaceuticals)	88	248
Agilysys, Inc.* (Software)	24	883
Agree Realty Corp. (Equity Real Estate Investment Trusts)	71	4,487
AgroFresh Solutions, Inc.* (Chemicals)	40	78
Air Transport Services Group, Inc.* (Air Freight & Logistics)	75	1,906
Akebia Therapeutics, Inc.* (Biotechnology)	183	593
Akerna Corp.* (Professional Services)	24	140
Akero Therapeutics, Inc.* (Biotechnology)	18	530
Akouos, Inc.* (Biotechnology)	18	287

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	42	$633
Alamo Group, Inc. (Machinery)	11	1,535
Alarm.com Holdings, Inc.* (Software)	60	5,575
Alaska Communications Systems Group, Inc. (Diversified Telecommunication Services)	67	220
Albany International Corp.—Class A (Machinery)	39	2,711
Albireo Pharma, Inc.* (Biotechnology)	21	770
Alcoa Corp.* (Metals & Mining)	238	4,284
Alector, Inc.* (Biotechnology)	58	977
Alerus Financial Corp. (Diversified Financial Services)	19	457
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	92	1,391
Alexander's, Inc. (Equity Real Estate Investment Trusts)	3	802
Alico, Inc. (Food Products)	6	178
Aligos Therapeutics, Inc.* (Biotechnology)	13	366
Allakos, Inc.* (Biotechnology)	33	4,400
Allegheny Technologies, Inc.* (Metals & Mining)	162	2,756
Allegiance Bancshares, Inc. (Banks)	24	844
Allegiant Travel Co. (Airlines)	16	2,904
ALLETE, Inc. (Electric Utilities)	66	4,147
Allied Motion Technologies, Inc. (Electrical Equipment)	9	407
Allogene Therapeutics, Inc.* (Biotechnology)	69	2,394
Allovir, Inc.* (Biotechnology)	22	805
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	201	3,317
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	27	776
Alpha Pro Tech, Ltd.* (Building Products)	15	214
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	71	1,056
Alpine Income Property Trust, Inc. (Equity Real Estate Investment Trusts)	9	139
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	23	218
Altabancorp (Banks)	21	676
Altair Engineering, Inc.*—Class A (Software)	55	3,076
Altisource Portfolio Solutions S.A.* (Real Estate Management & Development)	6	61
Altra Industrial Motion Corp. (Machinery)	82	4,216
ALX Oncology Holdings, Inc.* (Biotechnology)	11	872
Amalgamated Bank—Class A (Banks)	16	235
A-Mark Precious Metals, Inc. (Diversified Financial Services)	6	171
Ambac Financial Group, Inc.* (Insurance)	58	836
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	42	3,963
AMC Entertainment Holdings, Inc.(a)—Class A (Entertainment)	100	1,326
AMC Networks, Inc.*(a)—Class A (Media)	36	1,779
Amerant Bancorp, Inc.* (Banks)	29	414
Ameresco, Inc.*—Class A (Construction & Engineering)	32	1,795
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	64	1,768
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	145	1,277
American Eagle Outfitters, Inc. (Specialty Retail)	191	4,334
American Equity Investment Life Holding Co. (Insurance)	115	3,357
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	140	1,019
American National Bankshares, Inc. (Banks)	13	363
American Outdoor Brands, Inc.* (Leisure Products)	18	342
American Public Education, Inc.* (Diversified Consumer Services)	18	518
American Realty Investors, Inc.* (Real Estate Management & Development)	2	17
American Software, Inc.—Class A (Software)	37	711
American States Water Co. (Water Utilities)	46	3,555

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
American Superconductor Corp.* (Electrical Equipment)	34	$840
American Vanguard Corp. (Chemicals)	37	612
American Woodmark Corp.* (Building Products)	21	1,817
America's Car-Mart, Inc.* (Specialty Retail)	8	950
Ameris Bancorp (Banks)	84	3,285
AMERISAFE, Inc. (Insurance)	24	1,332
Ames National Corp. (Banks)	11	248
Amicus Therapeutics, Inc.* (Biotechnology)	327	6,184
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	127	1,971
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	60	4,327
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	127	611
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	46	836
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	137	1,288
AnaptysBio, Inc.* (Biotechnology)	27	700
Anavex Life Sciences Corp.* (Biotechnology)	69	433
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	46	862
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	11	314
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	18	666
Annexon, Inc.* (Biotechnology)	19	418
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	210	920
Anterix, Inc.* (Diversified Telecommunication Services)	13	472
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	309	2,144
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	125	305
Apellis Pharmaceuticals, Inc.* (Biotechnology)	77	3,409
API Group Corp.* (Construction & Engineering)	178	3,188
Apogee Enterprises, Inc. (Building Products)	33	1,158
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	180	2,012
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	26	572
Appfolio, Inc.* (Software)	21	3,209
Appian Corp.* (Software)	45	9,832
Applied Genetic Technologies Corp.* (Biotechnology)	34	134
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	50	3,520
Applied Molecular Transport, Inc.* (Biotechnology)	16	561
Applied Optoelectronics, Inc.* (Communications Equipment)	27	297
Applied Therapeutics, Inc.* (Biotechnology)	18	377
Aprea Therapeutics, Inc.* (Biotechnology)	10	55
Aptinyx, Inc.* (Biotechnology)	45	157
Apyx Medical Corp.* (Health Care Equipment & Supplies)	42	390
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	27	143
Aravive, Inc.* (Biotechnology)	16	84
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	146	2,082
ArcBest Corp. (Road & Rail)	32	1,483
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	19	910
Archrock, Inc. (Energy Equipment & Services)	165	1,464
Arconic Corp.* (Metals & Mining)	127	3,200
Arcosa, Inc. (Construction & Engineering)	61	3,403
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	29	2,101
Arcus Biosciences, Inc.* (Biotechnology)	54	1,875
Arcutis Biotherapeutics, Inc.* (Biotechnology)	27	737
Ardelyx, Inc.* (Biotechnology)	95	645
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	45	144
Arena Pharmaceuticals, Inc.* (Biotechnology)	74	5,494

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	39	$441
Argan, Inc. (Construction & Engineering)	19	821
Argo Group International Holdings, Ltd. (Insurance)	42	1,695
Arlington Asset Investment Corp.*—Class A (Capital Markets)	43	156
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	100	841
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	74	796
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	81	905
Arrow Financial Corp. (Banks)	16	470
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	127	9,801
Artesian Resources Corp.—Class A (Water Utilities)	11	450
Artisan Partners Asset Management, Inc. (Capital Markets)	71	3,436
Arvinas, Inc.* (Pharmaceuticals)	43	3,244
Asbury Automotive Group, Inc.* (Specialty Retail)	24	3,423
ASGN, Inc.* (Professional Services)	64	5,305
Aspen Aerogels, Inc.* (Energy Equipment & Services)	27	542
Aspen Group, Inc.* (Diversified Consumer Services)	29	274
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	101	901
Assembly Biosciences, Inc.* (Pharmaceuticals)	40	223
Assetmark Financial Holdings, Inc.* (Capital Markets)	21	483
Associated Capital Group, Inc.—Class A (Capital Markets)	3	99
Astec Industries, Inc. (Machinery)	29	1,725
Astronics Corp.* (Aerospace & Defense)	30	374
Asure Software, Inc.* (Software)	18	147
At Home Group, Inc.* (Specialty Retail)	69	1,682
Atara Biotherapeutics, Inc.* (Biotechnology)	96	1,772
Atea Pharmaceuticals, Inc.* (Biotechnology)	18	1,314
Athenex, Inc.* (Biotechnology)	90	1,176
Athersys, Inc.* (Biotechnology)	222	430
Athira Pharma, Inc.* (Pharmaceuticals)	16	341
Atkore International Group, Inc.* (Electrical Equipment)	60	2,662
Atlantic Capital Bancshares, Inc.* (Banks)	26	465
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	112	332
Atlantic Union Bankshares (Banks)	99	3,251
Atlanticus Holdings Corp.* (Consumer Finance)	6	154
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	33	1,710
ATN International, Inc. (Diversified Telecommunication Services)	15	648
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	22	632
Atreca, Inc.*—Class A (Biotechnology)	37	481
AtriCure, Inc.* (Health Care Equipment & Supplies)	55	3,203
Atrion Corp. (Health Care Equipment & Supplies)	2	1,303
Auburn National BanCorp, Inc. (Banks)	3	119
Avalon GloboCare Corp.* (Health Care Providers & Services)	26	32
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	60	2,718
Avaya Holdings Corp.*—Class C (Software)	104	2,313
Avenue Therapeutics, Inc.* (Pharmaceuticals)	10	59
AVEO Pharmaceuticals, Inc.* (Biotechnology)	29	230
Avid Bioservices, Inc.* (Biotechnology)	72	1,050
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	40	682
Avidity Biosciences, Inc.* (Biotechnology)	21	480
Avient Corp. (Chemicals)	117	4,496
Avis Budget Group, Inc.* (Road & Rail)	67	2,770
Avista Corp. (Multi-Utilities)	87	3,261
Avrobio, Inc.* (Biotechnology)	40	572

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	42	$1,438
Axcella Health, Inc.* (Biotechnology)	21	114
AxoGen, Inc.* (Health Care Equipment & Supplies)	46	798
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	39	2,016
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	74	2,882
Axsome Therapeutics, Inc.* (Pharmaceuticals)	36	2,451
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	51	527
Aytu BioScience, Inc.* (Pharmaceuticals)	4	29
Aziyo Biologics, Inc.*—Class A (Biotechnology)	3	49
AZZ, Inc. (Electrical Equipment)	33	1,570
B Riley Financial, Inc. (Capital Markets)	24	1,157
B&G Foods, Inc.(a)—Class A (Food Products)	80	3,046
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	37	3,393
Balchem Corp. (Chemicals)	40	4,281
Bally's Corp. (Hotels, Restaurants & Leisure)	22	1,155
Banc of California, Inc. (Banks)	56	944
BancFirst Corp. (Banks)	24	1,383
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Diversified Financial Services)	39	594
BancorpSouth Bank (Banks)	125	3,456
Bandwidth, Inc.* (Diversified Telecommunication Services)	24	4,275
Bank First Corp. (Banks)	8	528
Bank of Commerce Holdings (Banks)	21	213
Bank of Marin Bancorp (Banks)	16	594
Bank7 Corp. (Thrifts & Mortgage Finance)	3	48
BankFinancial Corp. (Thrifts & Mortgage Finance)	17	144
BankUnited, Inc. (Banks)	117	4,054
Bankwell Financial Group, Inc. (Banks)	9	175
Banner Corp. (Banks)	45	1,990
Bar Harbor Bankshares (Banks)	19	409
Barnes Group, Inc. (Machinery)	60	2,884
Barrett Business Services, Inc. (Professional Services)	9	567
BayCom Corp.* (Banks)	15	221
BCB Bancorp, Inc. (Banks)	18	207
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	69	2,744
Beam Therapeutics, Inc.* (Biotechnology)	51	4,918
Beazer Homes USA, Inc.* (Household Durables)	36	598
Bed Bath & Beyond, Inc. (Specialty Retail)	162	5,723
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	13	190
Belden, Inc. (Electronic Equipment, Instruments & Components)	56	2,645
Bellerophon Therapeutics, Inc.* (Health Care Equipment & Supplies)	7	48
BellRing Brands, Inc.*—Class A (Personal Products)	51	1,186
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	46	1,165
Benefitfocus, Inc.* (Software)	37	455
Berkshire Hills Bancorp, Inc. (Banks)	58	962
Berry Corp. (Oil, Gas & Consumable Fuels)	88	339
Beyond Air, Inc.* (Health Care Equipment & Supplies)	19	112
Beyondspring, Inc.* (Biotechnology)	18	219
BG Staffing, Inc. (Professional Services)	12	151
BGC Partners, Inc.—Class A (Capital Markets)	395	1,402
Big Lots, Inc. (Multiline Retail)	50	2,984
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	2	229
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	225	1,917
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	115	443
Biodesix, Inc.* (Health Care Providers & Services)	5	121

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	61	$5,198
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	18	683
BioSig Technologies, Inc.* (Health Care Equipment & Supplies)	33	146
BioTelemetry, Inc.* (Health Care Providers & Services)	43	3,073
Bioxcel Therapeutics, Inc.* (Biotechnology)	16	741
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	29	1,355
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	173	7,278
Black Diamond Therapeutics, Inc.* (Biotechnology)	22	545
Black Hills Corp. (Multi-Utilities)	80	4,729
Blackbaud, Inc. (Software)	63	4,189
Blackline, Inc.* (Software)	64	8,296
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	175	4,666
Bloom Energy Corp.* (Electrical Equipment)	112	3,910
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	111	2,339
Blucora, Inc.* (Capital Markets)	61	1,010
Blue Bird Corp.* (Machinery)	19	390
Bluegreen Vacations Corp. (Hotels, Restaurants & Leisure)	7	54
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	16	209
Blueprint Medicines Corp.* (Biotechnology)	71	6,869
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	30	314
BM Technologies, Inc.* (IT Services)	9	137
Bogota Financial Corp.* (Thrifts & Mortgage Finance)	8	73
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	55	635
Boise Cascade Co. (Paper & Forest Products)	50	2,382
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	24	496
Boot Barn Holdings, Inc.* (Specialty Retail)	36	2,061
Boston Omaha Corp.*—Class A (Media)	16	437
Boston Private Financial Holdings, Inc. (Banks)	105	1,280
Bottomline Technologies, Inc.* (Software)	56	2,676
Box, Inc.*—Class A (Software)	180	3,121
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	103	4,651
Brady Corp.—Class A (Commercial Services & Supplies)	60	2,755
BrainStorm Cell Therapeutics, Inc.* (Biotechnology)	35	211
Bridgebio Pharma, Inc.* (Biotechnology)	118	6,698
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	27	347
Bridgford Foods Corp.* (Food Products)	2	34
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	54	723
Brightcove, Inc.* (IT Services)	51	839
Brightsphere Investment Group, Inc. (Capital Markets)	77	1,411
BrightView Holdings, Inc.* (Commercial Services & Supplies)	53	752
Brinker International, Inc. (Hotels, Restaurants & Leisure)	56	3,297
Bristow Group, Inc.* (Energy Equipment & Services)	9	218
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	164	1,688
Broadstone Net Lease, Inc.—Class A (Equity Real Estate Investment Trusts)	45	811
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	234	1,156
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	40	2,683
Brookfield Renewable Corp.—Class A (Equity Real Estate Investment Trusts)	130	7,273
Brookline Bancorp, Inc. (Banks)	99	1,246
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	93	7,046
BRP Group, Inc.*—Class A (Insurance)	54	1,253
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	13	182
Bryn Mawr Bank Corp. (Banks)	26	808
Builders FirstSource, Inc.* (Building Products)	260	9,945

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Business First Bancshares, Inc. (Banks)	24	$487
Byline Bancorp, Inc. (Banks)	32	514
C&F Financial Corp. (Banks)	5	197
C4 Therapeutics, Inc.* (Biotechnology)	13	470
Cabaletta Bio, Inc.* (Biotechnology)	16	208
Cactus, Inc.—Class A (Energy Equipment & Services)	60	1,572
Cadence Bancorp (Banks)	157	2,813
Cadiz, Inc.* (Water Utilities)	26	290
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	229	16,120
Caesarstone, Ltd. (Building Products)	29	365
CAI International, Inc. (Trading Companies & Distributors)	21	682
CalAmp Corp.* (Communications Equipment)	44	440
Calavo Growers, Inc. (Food Products)	21	1,599
Caledonia Mining Corp. PLC (Metals & Mining)	15	225
Caleres, Inc. (Specialty Retail)	46	695
California Bancorp, Inc.* (Banks)	9	122
California Water Service Group (Water Utilities)	63	3,442
Calithera Biosciences, Inc.* (Biotechnology)	85	244
Calix, Inc.* (Communications Equipment)	67	2,023
Callaway Golf Co. (Leisure Products)	119	3,318
Cal-Maine Foods, Inc.* (Food Products)	46	1,764
Calyxt, Inc.* (Biotechnology)	15	133
Cambium Networks Corp.* (Communications Equipment)	8	294
Cambridge Bancorp (Banks)	8	588
Camden National Corp. (Banks)	19	713
Camping World Holdings, Inc.—Class A (Specialty Retail)	42	1,435
Cannae Holdings, Inc.* (Diversified Financial Services)	109	4,142
Cantel Medical Corp.* (Health Care Equipment & Supplies)	48	3,791
Capital Bancorp, Inc.* (Banks)	11	162
Capital City Bank Group, Inc. (Banks)	16	357
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	166	2,062
Capstar Financial Holdings, Inc. (Banks)	21	305
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	123	657
Cara Therapeutics, Inc.* (Biotechnology)	53	991
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	50	2,250
Cardlytics, Inc.* (Media)	33	4,035
Cardtronics PLC*—Class A (IT Services)	46	1,787
CareDx, Inc.* (Biotechnology)	61	4,662
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	122	2,740
Cargurus, Inc.* (Interactive Media & Services)	112	3,275
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	43	676
Carpenter Technology Corp. (Metals & Mining)	60	1,874
Carriage Services, Inc. (Diversified Consumer Services)	21	696
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	46	282
Cars.com, Inc.* (Interactive Media & Services)	85	987
Carter Bankshares, Inc. (Banks)	29	290
Casa Systems, Inc.* (Communications Equipment)	41	316
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	61	3,492
CASI Pharmaceuticals, Inc.* (Biotechnology)	85	286
Casper Sleep, Inc.* (Household Durables)	34	269
Cass Information Systems, Inc. (IT Services)	18	731
Cassava Sciences, Inc.* (Pharmaceuticals)	42	832
Castle Biosciences, Inc.* (Biotechnology)	15	1,002
Catabasis Pharmaceuticals, Inc.* (Biotechnology)	26	108
Catalyst Biosciences, Inc.* (Biotechnology)	30	170
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	125	455
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	61	556
Cathay General Bancorp (Banks)	98	3,314

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Cavco Industries, Inc.* (Household Durables)	11	$2,075
CB Financial Services, Inc. (Banks)	6	108
CBIZ, Inc.* (Professional Services)	64	1,658
CBTX, Inc. (Banks)	22	579
CECO Environmental Corp.* (Commercial Services & Supplies)	40	277
Cellular Biomedicine Group, Inc.* (Biotechnology)	15	294
CEL-SCI Corp.* (Biotechnology)	43	1,073
Celsius Holdings, Inc.* (Beverages)	45	2,403
Centerspace (Equity Real Estate Investment Trusts)	16	1,119
Centogene NV* (Biotechnology)	11	116
Central Garden & Pet Co.* (Household Products)	11	465
Central Garden & Pet Co.*—Class A (Household Products)	51	1,989
Central Pacific Financial Corp. (Banks)	34	676
Central Valley Community Bancorp (Banks)	13	199
Century Aluminum Co.* (Metals & Mining)	64	624
Century Bancorp, Inc.—Class A (Banks)	3	238
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	35	243
Century Communities, Inc.* (Household Durables)	37	1,737
Cerecor, Inc.* (Pharmaceuticals)	47	148
Cerence, Inc.* (Software)	46	5,148
Cerus Corp.* (Health Care Equipment & Supplies)	211	1,390
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	29	1,705
Champions Oncology, Inc.* (Life Sciences Tools & Services)	8	88
ChampionX Corp.* (Energy Equipment & Services)	236	3,607
ChannelAdvisor Corp.* (Software)	36	738
Chart Industries, Inc.* (Machinery)	46	5,525
Chase Corp. (Chemicals)	9	902
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	58	621
Checkmate Pharmaceuticals, Inc.* (Biotechnology)	6	94
Checkpoint Therapeutics, Inc.* (Biotechnology)	67	218
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	39	1,064
Chembio Diagnostics, Inc.*(a) (Health Care Equipment & Supplies)	27	178
ChemoCentryx, Inc.* (Biotechnology)	63	3,592
Chemung Financial Corp. (Banks)	5	167
Cherry Hill Mortgage Investment Corp. (Mortgage Real Estate Investment Trusts)	20	176
Chesapeake Utilities Corp. (Gas Utilities)	22	2,231
Chiasma, Inc.* (Pharmaceuticals)	66	261
Chico's FAS, Inc. (Specialty Retail)	152	336
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	244	2,464
Chimerix, Inc.* (Biotechnology)	64	543
Chinook Therapeutics, Inc.* (Biotechnology)	16	227
ChoiceOne Financial Services, Inc. (Banks)	9	232
ChromaDex Corp.* (Life Sciences Tools & Services)	54	256
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	48	8,999
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	26	912
Cidara Therapeutics, Inc.* (Biotechnology)	47	115
CIM Commercial Trust Corp. (Equity Real Estate Investment Trusts)	15	210
Cimpress PLC* (Commercial Services & Supplies)	22	2,011
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	64	975
Cinemark Holdings, Inc. (Entertainment)	136	2,753
CIRCOR International, Inc.* (Machinery)	26	831
CIT Group, Inc. (Banks)	125	4,612
Citi Trends, Inc. (Specialty Retail)	11	649
Citizens & Northern Corp. (Banks)	16	306
Citizens Holding Co. (Banks)	6	121
Citizens, Inc.* (Insurance)	64	387
City Holding Co. (Banks)	19	1,312
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	55	518
Civista Bancshares, Inc. (Banks)	19	324
Clarus Corp. (Leisure Products)	32	514

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	166	$1,698
Clearfield, Inc.* (Communications Equipment)	15	470
Clearwater Paper Corp.* (Paper & Forest Products)	21	800
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	45	1,297
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	104	3,222
Cleveland-Cliffs, Inc. (Metals & Mining)	502	7,702
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	20	140
Cloudera, Inc.* (Software)	260	3,970
Clovis Oncology, Inc.*(a) (Biotechnology)	108	853
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	37	5,450
CNB Financial Corp. (Banks)	19	400
CNO Financial Group, Inc. (Insurance)	177	3,754
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	283	3,586
Co.-Diagnostics, Inc.* (Health Care Equipment & Supplies)	34	437
Coastal Financial Corp.* (Banks)	11	218
Coca-Cola Consolidated, Inc. (Beverages)	6	1,601
Codexis, Inc.* (Life Sciences Tools & Services)	69	1,607
Codiak Biosciences, Inc.* (Biotechnology)	8	191
Codorus Valley Bancorp, Inc. (Banks)	11	174
Coeur Mining, Inc.* (Metals & Mining)	308	2,787
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	54	3,075
Cohbar, Inc.* (Biotechnology)	43	74
Cohen & Steers, Inc. (Capital Markets)	32	2,096
Coherus Biosciences, Inc.* (Biotechnology)	75	1,410
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	53	2,156
Collectors Universe, Inc. (Diversified Consumer Services)	11	1,004
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	43	1,038
Colony Bankcorp, Inc. (Banks)	11	152
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	613	3,040
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	108	853
Columbia Banking System, Inc. (Banks)	91	3,505
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	61	941
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	145	1,972
Columbus McKinnon Corp. (Machinery)	30	1,296
Comfort Systems USA, Inc. (Construction & Engineering)	46	2,550
Commercial Metals Co. (Metals & Mining)	151	2,973
Community Bank System, Inc. (Banks)	67	4,345
Community Bankers Trust Corp. (Banks)	29	209
Community Health Systems, Inc.* (Health Care Providers & Services)	108	1,007
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	29	1,297
Community Trust Bancorp, Inc. (Banks)	19	693
CommVault Systems, Inc.* (Software)	54	3,390
Compass Minerals International, Inc. (Metals & Mining)	43	2,505
Computer Programs & Systems, Inc. (Health Care Technology)	16	492
CompX International, Inc. (Commercial Services & Supplies)	2	28
comScore, Inc.* (Media)	79	252
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	33	150
Comtech Telecommunications Corp. (Communications Equipment)	32	683
Concert Pharmaceuticals, Inc.* (Biotechnology)	37	387
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	34	186
Conduent, Inc.* (IT Services)	211	1,017
CONMED Corp. (Health Care Equipment & Supplies)	34	3,805

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
ConnectOne Bancorp, Inc. (Banks)	48	$1,020
Conn's, Inc.* (Specialty Retail)	23	362
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	34	276
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	94	574
Consolidated Water Co., Ltd. (Water Utilities)	18	228
Constellation Pharmaceuticals, Inc.* (Biotechnology)	39	1,286
Construction Partners, Inc.*—Class A (Construction & Engineering)	33	938
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	146	349
ContraFect Corp.* (Biotechnology)	33	161
Cooper Tire & Rubber Co. (Auto Components)	64	2,352
Cooper-Standard Holding, Inc.* (Auto Components)	21	641
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	98	179
Corcept Therapeutics, Inc.* (Pharmaceuticals)	124	3,504
CoreCivic, Inc. (Equity Real Estate Investment Trusts)	153	1,088
Core-Mark Holding Co., Inc. (Distributors)	56	1,718
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	18	162
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	50	341
CorMedix, Inc.* (Pharmaceuticals)	41	359
Cornerstone Building Brands, Inc.* (Building Products)	55	626
Cornerstone OnDemand, Inc.* (Software)	77	3,149
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	19	718
Cortexyme, Inc.* (Biotechnology)	19	745
CorVel Corp.* (Health Care Providers & Services)	11	1,087
Costamare, Inc. (Marine)	65	520
County Bancorp, Inc. (Banks)	6	130
Covanta Holding Corp. (Commercial Services & Supplies)	151	2,137
Covenant Logistics Group, Inc.*—Class A (Road & Rail)	15	226
Covetrus, Inc.* (Health Care Providers & Services)	148	5,042
Cowen, Inc.—Class A (Capital Markets)	33	830
CRA International, Inc. (Professional Services)	9	479
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	30	4,059
Crawford & Co.—Class A (Insurance)	21	160
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	34	488
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	85	5,952
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	45	394
CrossFirst Bankshares, Inc.* (Banks)	61	702
CryoLife, Inc.* (Health Care Equipment & Supplies)	48	1,149
CryoPort, Inc.* (Health Care Equipment & Supplies)	45	3,069
CSG Systems International, Inc. (IT Services)	42	1,810
CSW Industrials, Inc. (Building Products)	18	2,097
CTO Realty Growth, Inc. (Real Estate Management & Development)	7	295
CTS Corp. (Electronic Equipment, Instruments & Components)	40	1,220
Cubic Corp. (Aerospace & Defense)	40	2,447
Cue BioPharma, Inc.* (Biotechnology)	37	501
Curo Group Holdings Corp. (Consumer Finance)	24	349
Cushman & Wakefield PLC* (Real Estate Management & Development)	141	2,021
Customers Bancorp, Inc. (Banks)	36	800
Cutera, Inc.* (Health Care Equipment & Supplies)	22	533
CVB Financial Corp. (Banks)	165	3,206
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	37	633
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	9	218
Cyclerion Therapeutics, Inc.* (Biotechnology)	29	92
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	89	476
Cytokinetics, Inc.* (Biotechnology)	84	1,652

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
CytomX Therapeutics, Inc.* (Biotechnology)	58	$401
CytoSorbents Corp.* (Health Care Equipment & Supplies)	53	556
Daily Journal Corp.* (Media)	2	668
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	48	230
Dana, Inc. (Auto Components)	184	3,562
Darling Ingredients, Inc.* (Food Products)	205	12,713
Daseke, Inc.* (Road & Rail)	59	310
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	56	1,905
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	48	2,122
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	36	10,511
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	37	356
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	79	1,482
Deluxe Corp. (Commercial Services & Supplies)	54	1,830
Denali Therapeutics, Inc.* (Biotechnology)	79	5,412
Denny's Corp.* (Hotels, Restaurants & Leisure)	79	1,243
DermTech, Inc.* (Biotechnology)	11	451
Designer Brands, Inc.* (Specialty Retail)	78	956
DHI Group, Inc.* (Interactive Media & Services)	63	158
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	144	773
Diamond Hill Investment Group, Inc. (Capital Markets)	5	741
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	35	224
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	255	2,091
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	84	1,887
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	90	1,229
Digi International, Inc.* (Communications Equipment)	36	665
Digimarc Corp.* (Software)	15	583
Digital Turbine, Inc.* (Software)	108	6,179
Dillard's, Inc.—Class A (Multiline Retail)	9	790
Dime Community Bancshares, Inc. (Banks)	45	1,099
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	19	1,306
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	54	3,822
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	303	1,218
DMC Global, Inc. (Machinery)	18	1,029
Domo, Inc.* (Software)	33	2,092
Domtar Corp. (Paper & Forest Products)	71	2,128
Donegal Group, Inc.—Class A (Insurance)	15	208
Donnelley Financial Solutions, Inc.* (Capital Markets)	37	662
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	48	556
Dorman Products, Inc.* (Auto Components)	34	3,088
Douglas Dynamics, Inc. (Machinery)	29	1,183
Dril-Quip, Inc.* (Energy Equipment & Services)	45	1,355
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	29	468
Ducommun, Inc.* (Aerospace & Defense)	13	641
Duluth Holdings, Inc.*—Class B (Internet & Direct Marketing Retail)	13	162
Durect Corp.* (Pharmaceuticals)	262	540
DXP Enterprises, Inc.* (Trading Companies & Distributors)	21	487
Dyadic International, Inc.* (Biotechnology)	25	139
Dycom Industries, Inc.* (Construction & Engineering)	39	3,164
Dynavax Technologies Corp.* (Biotechnology)	136	858
Dyne Therapeutics, Inc.* (Biotechnology)	18	348
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	29	523
DZS, Inc.* (Communications Equipment)	15	231
Eagle Bancorp Montana, Inc. (Banks)	8	171
Eagle Bancorp, Inc. (Banks)	40	1,700

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Eagle Bulk Shipping, Inc.* (Marine)	9	$176
Eagle Pharmaceuticals, Inc.* (Biotechnology)	13	607
Eargo, Inc.* (Health Care Equipment & Supplies)	11	578
Earthstone Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	31	159
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	103	2,261
Eastern Bankshares, Inc.* (Banks)	210	3,347
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	50	6,756
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	20	192
Ebix, Inc. (Software)	34	1,770
Echo Global Logistics, Inc.* (Air Freight & Logistics)	33	869
Edgewell Personal Care Co. (Personal Products)	69	2,305
Editas Medicine, Inc.* (Biotechnology)	79	4,847
eGain Corp.* (Software)	27	297
eHealth, Inc.* (Insurance)	33	1,579
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	39	375
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	24	488
Electromed, Inc.* (Health Care Equipment & Supplies)	10	99
elf Beauty, Inc.* (Personal Products)	56	1,219
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	53	793
Ellington Residential Mortgage REIT (Mortgage Real Estate Investment Trusts)	12	144
Eloxx Pharmaceuticals, Inc.* (Pharmaceuticals)	35	120
EMCOR Group, Inc. (Construction & Engineering)	69	6,094
Emerald Holding, Inc. (Media)	33	134
Emergent BioSolutions, Inc.* (Biotechnology)	56	5,984
Employers Holdings, Inc. (Insurance)	36	1,098
Enanta Pharmaceuticals, Inc.* (Biotechnology)	24	1,153
Encore Capital Group, Inc.* (Consumer Finance)	40	1,188
Encore Wire Corp. (Electrical Equipment)	26	1,502
Endo International PLC* (Pharmaceuticals)	288	2,097
Endurance International Group Holdings, Inc.* (IT Services)	84	796
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	167	635
Energy Recovery, Inc.* (Machinery)	51	706
Enerpac Tool Group Corp. (Machinery)	69	1,399
EnerSys (Electrical Equipment)	54	4,440
Ennis, Inc. (Commercial Services & Supplies)	33	601
Enochian Biosciences, Inc.* (Biotechnology)	19	72
Enova International, Inc.* (Consumer Finance)	43	972
EnPro Industries, Inc. (Machinery)	27	1,949
Enstar Group, Ltd.* (Insurance)	15	3,003
Entercom Communications Corp.—Class A (Media)	151	702
Enterprise Bancorp, Inc. (Banks)	11	279
Enterprise Financial Services Corp. (Banks)	30	1,059
Entravision Communications Corp.—Class A (Media)	76	243
Envela Corp.* (Specialty Retail)	12	75
Envestnet, Inc.* (Software)	67	5,141
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	58	164
Epizyme, Inc.* (Biotechnology)	114	1,248
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	16	1,345
Equity Bancshares, Inc.*—Class A (Banks)	18	397
Eros STX Global Corp.* (Entertainment)	207	393
Escalade, Inc. (Leisure Products)	13	271
ESCO Technologies, Inc. (Machinery)	33	3,138
Esperion Therapeutics, Inc.*(a) (Biotechnology)	33	1,039
Esquire Financial Holdings, Inc.* (Banks)	9	199
ESSA Bancorp, Inc. (Thrifts & Mortgage Finance)	12	171
Essent Group, Ltd. (Thrifts & Mortgage Finance)	141	5,897

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	132	$2,748
Ethan Allen Interiors, Inc. (Household Durables)	29	686
Eton Pharmaceuticals, Inc.* (Pharmaceuticals)	23	205
Evans Bancorp, Inc. (Banks)	6	178
Evelo Biosciences, Inc.* (Biotechnology)	26	456
Eventbrite, Inc.* (Interactive Media & Services)	82	1,464
Everi Holdings, Inc.* (IT Services)	105	1,373
EverQuote, Inc.*—Class A (Interactive Media & Services)	18	811
EVERTEC, Inc. (IT Services)	77	2,672
EVI Industries, Inc.* (Trading Companies & Distributors)	6	215
Evo Payments, Inc.* (IT Services)	53	1,217
Evofem Biosciences, Inc.* (Pharmaceuticals)	98	258
Evolent Health, Inc.* (Health Care Technology)	96	1,639
Evolus, Inc.*(a) (Pharmaceuticals)	30	203
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	40	127
Evoqua Water Technologies Corp.* (Machinery)	117	3,188
Exagen, Inc.* (Health Care Providers & Services)	6	94
Exicure, Inc.* (Biotechnology)	76	162
ExlService Holdings, Inc.* (IT Services)	42	3,221
eXp World Holdings, Inc.* (Real Estate Management & Development)	32	3,411
Exponent, Inc. (Professional Services)	66	5,449
Express, Inc.* (Specialty Retail)	82	492
Exterran Corp.* (Energy Equipment & Services)	34	147
Extreme Networks, Inc.* (Communications Equipment)	155	1,254
EZCORP, Inc.*—Class A (Consumer Finance)	63	283
Fabrinet* (Electronic Equipment, Instruments & Components)	46	3,631
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	50	153
Farmer Bros Co.* (Food Products)	22	115
Farmers & Merchants Bancorp, Inc./Archbold Ohio (Banks)	13	298
Farmers National Bancorp (Banks)	33	440
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	34	351
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	22	1,553
Fate Therapeutics, Inc.* (Biotechnology)	91	8,247
Fathom Holdings, Inc.* (Real Estate Management & Development)	6	227
FB Financial Corp. (Banks)	40	1,494
FBL Financial Group, Inc.—Class A (Insurance)	11	616
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	11	836
Federal Signal Corp. (Machinery)	77	2,517
Federated Hermes, Inc.—Class B (Capital Markets)	122	3,294
FedNat Holding Co. (Insurance)	18	94
Fennec Pharmaceuticals, Inc.* (Biotechnology)	29	209
Ferro Corp.* (Chemicals)	104	1,434
FibroGen, Inc.* (Biotechnology)	108	5,203
Fidelity D&D Bancorp, Inc. (Banks)	5	246
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	23	346
Financial Institutions, Inc. (Banks)	19	435
First Bancorp (Banks)	36	1,226
First Bancorp (Banks)	274	2,493
First Bancshares, Inc. (Banks)	27	808
First Bank/Hamilton NJ (Banks)	21	190
First Busey Corp. (Banks)	64	1,323
First Business Financial Services, Inc. (Banks)	11	212
First Capital, Inc. (Thrifts & Mortgage Finance)	5	240
First Choice Bancorp (Banks)	13	256
First Commonwealth Financial Corp. (Banks)	122	1,431
First Community Bancshares, Inc. (Banks)	22	472
First Community Corp. (Banks)	9	153
First Financial Bancorp (Banks)	122	2,235
First Financial Bankshares, Inc. (Banks)	165	6,249
First Financial Corp. (Banks)	16	614
First Foundation, Inc. (Banks)	51	1,033
First Guaranty Bancshares, Inc. (Banks)	5	80
First Internet Bancorp (Banks)	11	337

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
First Interstate BancSystem—Class A (Banks)	51	$1,972
First Merchants Corp. (Banks)	69	2,599
First Mid Bancshares, Inc. (Banks)	18	610
First Midwest Bancorp, Inc. (Banks)	145	2,397
First Northwest Bancorp (Banks)	11	151
First of Long Island Corp. (Banks)	29	485
First Savings Financial Group, Inc. (Banks)	3	181
First United Corp. (Banks)	9	141
First Western Financial, Inc.* (Banks)	8	148
FirstCash, Inc. (Consumer Finance)	53	3,121
Five Prime Therapeutics, Inc.* (Biotechnology)	40	669
Five Star Senior Living* (Health Care Providers & Services)	25	181
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	61	2,614
Flexion Therapeutics, Inc.* (Biotechnology)	55	669
Fluent, Inc.* (Media)	55	298
Fluidigm Corp.* (Life Sciences Tools & Services)	95	616
Fluor Corp. (Construction & Engineering)	180	3,112
Flushing Financial Corp. (Banks)	37	676
FNCB Bancorp, Inc. (Banks)	23	141
Focus Financial Partners, Inc.* (Capital Markets)	40	1,903
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	9	149
FONAR Corp.* (Health Care Equipment & Supplies)	8	143
Forestar Group, Inc.* (Real Estate Management & Development)	21	451
Forma Therapeutics Holdings, Inc.* (Biotechnology)	22	850
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	99	4,046
Forrester Research, Inc.* (Professional Services)	13	516
Forterra, Inc.* (Construction Materials)	37	677
Fortress Biotech, Inc.* (Biotechnology)	87	278
Forward Air Corp. (Air Freight & Logistics)	34	2,438
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	60	870
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	95	2,504
Fox Factory Holding Corp.* (Auto Components)	53	6,342
Franchise Group, Inc. (Diversified Consumer Services)	29	1,052
Franklin Covey Co.* (Professional Services)	16	385
Franklin Electric Co., Inc. (Machinery)	58	4,026
Franklin Financial Services Corp. (Banks)	6	162
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	133	547
Frank's International N.V.* (Energy Equipment & Services)	199	553
Frequency Therapeutics, Inc.*(a) (Biotechnology)	32	1,248
Fresh Del Monte Produce, Inc. (Food Products)	39	954
Freshpet, Inc.* (Food Products)	50	6,966
Frontline, Ltd.(a) (Oil, Gas & Consumable Fuels)	151	891
FRP Holdings, Inc.* (Real Estate Management & Development)	9	389
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	5	268
FuelCell Energy, Inc.* (Electrical Equipment)	366	7,598
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	18	199
Fulgent Genetics, Inc.*(a) (Health Care Providers & Services)	18	1,989
Fulton Financial Corp. (Banks)	202	2,707
Funko, Inc.* (Distributors)	32	382
FutureFuel Corp. (Chemicals)	33	439
FVCBankcorp, Inc.* (Banks)	15	231
G1 Therapeutics, Inc.* (Biotechnology)	43	1,038
Gaia, Inc.* (Internet & Direct Marketing Retail)	15	137
Galectin Therapeutics, Inc.* (Biotechnology)	49	96
Galera Therapeutics, Inc.* (Biotechnology)	11	124

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
GAMCO Investors, Inc.—Class A (Capital Markets)	8	$142
GameStop Corp.*—Class A (Specialty Retail)	74	24,050
GAN, Ltd.* (Hotels, Restaurants & Leisure)	30	708
Gannett Co., Inc.* (Media)	170	762
Gatos Silver, Inc.* (Metals & Mining)	30	396
GATX Corp. (Trading Companies & Distributors)	45	4,176
GCP Applied Technologies, Inc.* (Chemicals)	63	1,562
Genasys, Inc.* (Communications Equipment)	43	320
Genco Shipping & Trading, Ltd. (Marine)	23	182
Gencor Industries, Inc.* (Machinery)	12	154
General Finance Corp.* (Trading Companies & Distributors)	13	96
Generation Bio Co.* (Biotechnology)	15	395
Genesco, Inc.* (Specialty Retail)	18	699
Genie Energy, Ltd.—Class B (Electric Utilities)	17	125
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	88	1,215
Genprex, Inc.* (Biotechnology)	39	174
Gentherm, Inc.* (Auto Components)	42	2,573
Genworth Financial, Inc.*—Class A (Insurance)	643	1,826
German American Bancorp, Inc. (Banks)	32	1,083
Geron Corp.* (Biotechnology)	366	651
Getty Realty Corp. (Equity Real Estate Investment Trusts)	45	1,196
Gibraltar Industries, Inc.* (Building Products)	42	3,764
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	55	1,487
Glacier Bancorp, Inc. (Banks)	122	5,690
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	43	762
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	27	425
Glatfelter Corp. (Paper & Forest Products)	55	861
Glaukos Corp.* (Health Care Equipment & Supplies)	54	4,789
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	55	690
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	115	1,853
Global Water Resources, Inc. (Water Utilities)	16	257
Glu Mobile, Inc.* (Entertainment)	186	1,639
GlycoMimetics, Inc.* (Biotechnology)	50	182
GMS, Inc.* (Trading Companies & Distributors)	53	1,536
Gogo, Inc.* (Wireless Telecommunication Services)	71	951
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	116	1,256
Gold Resource Corp. (Metals & Mining)	86	243
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	21	357
Goodrich Petroleum Corp.* (Oil, Gas & Consumable Fuels)	12	116
Goosehead Insurance, Inc. (Insurance)	16	2,138
GoPro, Inc.*—Class A (Household Durables)	156	1,396
Gorman-Rupp Co. (Machinery)	22	693
Gossamer Bio, Inc.* (Biotechnology)	72	727
GP Strategies Corp.* (Professional Services)	16	193
Graham Corp. (Machinery)	11	162
Granite Construction, Inc. (Construction & Engineering)	60	1,777
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	69	643
Gray Television, Inc.* (Media)	111	1,893
Graybug Vision, Inc.* (Pharmaceuticals)	9	276
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	27	266
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	80	1,090
Great Southern Bancorp, Inc. (Banks)	13	639
Great Western Bancorp, Inc. (Banks)	71	1,704
Green Brick Partners, Inc.* (Household Durables)	30	597
Green Dot Corp.*—Class A (Consumer Finance)	66	3,315
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	43	826
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	5	119

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Greenhill & Co., Inc. (Capital Markets)	18	$209
Greenlane Holdings, Inc.*—Class A (Distributors)	15	66
Greenlight Capital Re, Ltd.*—Class A (Insurance)	35	263
GreenSky, Inc.*—Class A (IT Services)	82	404
Greif, Inc.—Class A (Containers & Packaging)	33	1,490
Greif, Inc.—Class B (Containers & Packaging)	8	366
Grid Dynamics Holdings, Inc.* (IT Services)	34	442
Griffon Corp. (Building Products)	55	1,235
Gritstone Oncology, Inc.* (Biotechnology)	40	724
Group 1 Automotive, Inc. (Specialty Retail)	22	3,028
Groupon, Inc.* (Internet & Direct Marketing Retail)	30	1,025
GrowGeneration Corp.* (Specialty Retail)	46	1,987
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	21	151
GTT Communications, Inc.* (IT Services)	42	195
GTY Technology Holdings, Inc.* (Software)	58	436
Guaranty Bancshares, Inc. (Banks)	9	300
Guess?, Inc. (Specialty Retail)	51	1,184
GWG Holdings, Inc.* (Diversified Financial Services)	5	36
H&E Equipment Services, Inc. (Trading Companies & Distributors)	40	1,099
H.B. Fuller Co. (Chemicals)	66	3,359
Halozyme Therapeutics, Inc.* (Biotechnology)	169	8,043
Hamilton Beach Brands Holding Co.—Class A (Household Durables)	9	173
Hamilton Lane, Inc. (Capital Markets)	40	3,015
Hancock Whitney Corp. (Banks)	109	3,721
Hanger, Inc.* (Health Care Providers & Services)	46	943
Hanmi Financial Corp. (Banks)	39	539
Hannon Armstrong Sustainable Infrastructure Capital, Inc.—Class I (Mortgage Real Estate Investment Trusts)	93	5,501
HarborOne Bancorp, Inc. (Banks)	68	738
Harmonic, Inc.* (Communications Equipment)	123	954
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	8	287
Harpoon Therapeutics, Inc.* (Biotechnology)	13	251
Harrow Health, Inc.* (Pharmaceuticals)	29	261
Harsco Corp.* (Machinery)	100	1,663
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	51	237
Haverty Furniture Cos., Inc. (Specialty Retail)	21	686
Hawaiian Holdings, Inc. (Airlines)	58	1,135
Hawkins, Inc. (Chemicals)	11	604
Hawthorn Bancshares, Inc. (Banks)	8	147
Haynes International, Inc. (Metals & Mining)	16	371
HBT Financial, Inc. (Banks)	11	164
HC2 Holdings, Inc.* (Construction & Engineering)	74	258
HCI Group, Inc. (Insurance)	8	445
Health Catalyst, Inc.* (Health Care Technology)	43	2,136
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	172	5,161
Healthcare Services Group, Inc. (Commercial Services & Supplies)	96	3,112
HealthEquity, Inc.* (Health Care Providers & Services)	96	8,022
HealthStream, Inc.* (Health Care Technology)	33	768
Heartland Express, Inc. (Road & Rail)	61	1,145
Heartland Financial USA, Inc. (Banks)	45	1,920
Hecla Mining Co. (Metals & Mining)	665	3,784
Heidrick & Struggles International, Inc. (Professional Services)	24	700
Helen of Troy, Ltd.* (Household Durables)	33	8,060
Helios Technologies, Inc. (Machinery)	39	2,127
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	183	754
Hemisphere Media Group, Inc.* (Media)	21	219

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Herc Holdings, Inc.* (Trading Companies & Distributors)	32	$2,047
Heritage Commerce Corp. (Banks)	74	650
Heritage Financial Corp. (Banks)	46	1,086
Heritage Insurance Holdings, Inc. (Insurance)	32	298
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	19	412
Herman Miller, Inc. (Commercial Services & Supplies)	75	2,569
Heron Therapeutics, Inc.* (Biotechnology)	112	1,944
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	44	336
Heska Corp.* (Health Care Equipment & Supplies)	9	1,506
HF Foods Group, Inc.* (Food & Staples Retailing)	45	352
Hibbett Sports, Inc.* (Specialty Retail)	21	1,185
Hillenbrand, Inc. (Machinery)	95	3,905
Hilltop Holdings, Inc. (Banks)	91	2,734
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	108	3,210
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	2	439
HMS Holdings Corp.* (Health Care Technology)	112	4,124
HNI Corp. (Commercial Services & Supplies)	54	1,742
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	9	253
Home BancShares, Inc. (Banks)	194	4,113
HomeStreet, Inc. (Thrifts & Mortgage Finance)	27	983
HomeTrust Bancshares, Inc. (Banks)	19	399
Homology Medicines, Inc.* (Biotechnology)	44	535
Hooker Furniture Corp. (Household Durables)	15	452
Hookipa Pharma, Inc.* (Biotechnology)	16	171
Hope Bancorp, Inc. (Banks)	150	1,677
Horace Mann Educators Corp. (Insurance)	53	2,076
Horizon Bancorp, Inc. (Banks)	54	855
Hostess Brands, Inc.* (Food Products)	160	2,456
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	136	670
Houlihan Lokey, Inc. (Capital Markets)	66	4,280
Howard Bancorp, Inc.* (Banks)	16	194
Hub Group, Inc.*—Class A (Air Freight & Logistics)	42	2,210
Hurco Cos., Inc. (Machinery)	8	235
Huron Consulting Group, Inc.* (Professional Services)	29	1,536
Hyster-Yale Materials Handling, Inc. (Machinery)	11	987
I3 Verticals, Inc.*—Class A (IT Services)	24	696
IBEX, Ltd.* (Commercial Services & Supplies)	6	111
iBio, Inc.* (Biotechnology)	230	368
iCAD, Inc.* (Health Care Technology)	26	395
ICF International, Inc. (Professional Services)	22	1,697
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	29	1,047
Ideaya Biosciences, Inc.* (Biotechnology)	21	369
IDT Corp.*—Class B (Diversified Telecommunication Services)	26	365
IES Holdings, Inc.* (Construction & Engineering)	11	500
IGM Biosciences, Inc.* (Biotechnology)	9	858
iHeartMedia, Inc.*—Class A (Media)	77	1,120
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	130	10,930
IMARA, Inc.* (Pharmaceuticals)	11	143
IMAX Corp.* (Entertainment)	63	1,191
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	23	291
Immunic, Inc.* (Biotechnology)	8	132
ImmunoGen, Inc.* (Biotechnology)	236	1,683
Immunome, Inc.* (Biotechnology)	3	44
Immunovant, Inc.* (Biotechnology)	48	1,873
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	22	1,165
Inari Medical, Inc.* (Health Care Equipment & Supplies)	11	1,050
Independence Holding Co. (Insurance)	6	231

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	122	$1,620
Independent Bank Corp. (Banks)	42	3,153
Independent Bank Corp. (Banks)	27	496
Independent Bank Group, Inc. (Banks)	46	2,825
Indus Realty Trust, Inc. (Real Estate Management & Development)	5	319
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	82	1,739
Infinera Corp.* (Communications Equipment)	210	2,069
Information Services Group, Inc.* (IT Services)	48	169
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	18	317
Ingevity Corp.* (Chemicals)	53	3,482
Ingles Markets, Inc. (Food & Staples Retailing)	18	856
Inhibrx, Inc.* (Biotechnology)	11	349
Innospec, Inc. (Chemicals)	32	2,809
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	27	5,052
Innoviva, Inc.* (Pharmaceuticals)	81	973
Inogen, Inc.* (Health Care Equipment & Supplies)	24	1,174
Inovalon Holdings, Inc.* (Health Care Technology)	96	2,342
Inovio Pharmaceuticals, Inc.* (Biotechnology)	202	2,576
Inozyme Pharma, Inc.* (Biotechnology)	11	231
Inseego Corp.* (Communications Equipment)	90	1,652
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	43	3,272
Insmed, Inc.* (Biotechnology)	128	4,812
Insperity, Inc. (Professional Services)	46	3,611
Inspire Medical Systems, Inc.* (Health Care Technology)	33	6,650
Installed Building Products, Inc.* (Household Durables)	29	3,043
Insteel Industries, Inc. (Building Products)	24	606
Integer Holdings Corp.* (Health Care Equipment & Supplies)	42	3,100
Intellia Therapeutics, Inc.* (Biotechnology)	64	4,008
Intellicheck, Inc.* (Electronic Equipment, Instruments & Components)	23	266
Intelligent Systems Corp.* (Software)	9	364
Inter Parfums, Inc. (Personal Products)	22	1,368
Intercept Pharmaceuticals, Inc.* (Biotechnology)	33	1,163
InterDigital, Inc. (Communications Equipment)	39	2,504
Interface, Inc. (Commercial Services & Supplies)	75	753
International Bancshares Corp. (Banks)	67	2,533
International Game Technology PLC (Hotels, Restaurants & Leisure)	127	2,046
International Money Express, Inc.* (IT Services)	36	514
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	30	480
Intersect ENT, Inc.* (Pharmaceuticals)	42	944
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	31	208
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	84	2,701
Intrepid Potash, Inc.* (Chemicals)	11	250
IntriCon Corp.* (Health Care Equipment & Supplies)	11	202
Invacare Corp. (Health Care Equipment & Supplies)	44	412
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts)	233	941
Investar Holding Corp. (Banks)	11	177
Investors Bancorp, Inc. (Banks)	294	3,384
Investors Title Co. (Insurance)	2	286
Invitae Corp.* (Biotechnology)	146	7,230
iRadimed Corp.* (Health Care Equipment & Supplies)	8	198
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	37	6,232
Iridium Communications, Inc.* (Diversified Telecommunication Services)	149	7,340
iRobot Corp.* (Household Durables)	34	4,083
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	204	2,085

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
iStar, Inc. (Equity Real Estate Investment Trusts)	91	$1,381
iTeos Therapeutics, Inc.* (Biotechnology)	15	480
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	54	352
Itron, Inc.* (Electronic Equipment, Instruments & Components)	51	4,387
IVERIC bio, Inc.* (Biotechnology)	103	542
J & J Snack Foods Corp. (Food Products)	19	2,901
j2 Global, Inc.* (Software)	55	5,645
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	29	2,730
James River Group Holdings, Ltd. (Insurance)	37	1,646
JELD-WEN Holding, Inc.* (Building Products)	87	2,261
John B Sanfilippo & Son, Inc. (Food Products)	11	885
John Bean Technologies Corp. (Machinery)	40	4,635
Johnson Outdoors, Inc.—Class A (Leisure Products)	6	654
Jounce Therapeutics, Inc.* (Biotechnology)	23	260
Kadant, Inc. (Machinery)	15	2,144
Kadmon Holdings, Inc.* (Biotechnology)	221	1,061
Kaiser Aluminum Corp. (Metals & Mining)	19	1,647
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	52	386
Kaleido Biosciences, Inc.* (Pharmaceuticals)	15	224
KalVista Pharmaceuticals, Inc.* (Biotechnology)	18	274
Kaman Corp.—Class A (Trading Companies & Distributors)	34	1,712
KAR Auction Services, Inc. (Commercial Services & Supplies)	165	3,046
Karuna Therapeutics, Inc.* (Biotechnology)	19	1,885
Karyopharm Therapeutics, Inc.* (Biotechnology)	90	1,371
KB Home (Household Durables)	112	4,664
KBR, Inc. (IT Services)	181	5,258
Kearny Financial Corp. (Thrifts & Mortgage Finance)	102	1,056
Kelly Services, Inc.—Class A (Professional Services)	43	839
Kennametal, Inc. (Machinery)	106	4,015
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	154	2,647
Keros Therapeutics, Inc.* (Biotechnology)	16	913
Kezar Life Sciences, Inc.* (Biotechnology)	42	223
Kforce, Inc. (Professional Services)	26	1,109
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	30	575
Kimball International, Inc.—Class B (Commercial Services & Supplies)	47	568
Kindred Biosciences, Inc.* (Biotechnology)	50	250
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	34	669
Kinsale Capital Group, Inc. (Insurance)	27	5,063
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	106	1,690
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	36	616
Knoll, Inc. (Commercial Services & Supplies)	64	957
Knowles Corp.* (Electronic Equipment, Instruments & Components)	112	2,160
Kodiak Sciences, Inc.* (Biotechnology)	40	5,052
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	66	2,384
Koppers Holdings, Inc.* (Chemicals)	27	899
Korn Ferry (Professional Services)	69	3,146
Kosmos Energy, Ltd. (Oil, Gas & Consumable Fuels)	514	1,141
Kraton Corp.* (Chemicals)	40	1,123
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	154	4,087
Kronos Bio, Inc.* (Chemicals)	18	495
Kronos Worldwide, Inc. (Chemicals)	29	411
Krystal Biotech, Inc.* (Biotechnology)	16	1,115
Kura Oncology, Inc.* (Biotechnology)	77	2,306

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	5	$113
KVH Industries, Inc.* (Communications Equipment)	21	263
Kymera Therapeutics, Inc.* (Biotechnology)	13	805
L B Foster Co.*—Class A (Machinery)	13	197
La Jolla Pharmaceutical Co.* (Biotechnology)	24	147
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	135	1,327
Laird Superfood, Inc.* (Food Products)	5	217
Lakeland Bancorp, Inc. (Banks)	61	800
Lakeland Financial Corp. (Banks)	32	1,878
Lakeland Industries, Inc.* (Textiles, Apparel & Luxury Goods)	11	306
Lancaster Colony Corp. (Food Products)	24	4,190
Landec Corp.* (Food Products)	34	362
Landmark Bancorp, Inc. (Banks)	5	118
Lands' End, Inc.* (Internet & Direct Marketing Retail)	15	414
Lannett Co., Inc.* (Pharmaceuticals)	42	326
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	84	1,367
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	173	6,939
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	136	1,769
Lawson Products, Inc.* (Trading Companies & Distributors)	6	298
La-Z-Boy, Inc. (Household Durables)	56	2,168
LCI Industries (Auto Components)	32	4,140
LCNB Corp. (Banks)	15	231
Legacy Housing Corp.* (Household Durables)	11	156
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	21	1,009
LendingClub Corp.* (Consumer Finance)	90	977
LENSAR, Inc.* (Health Care Equipment & Supplies)	10	70
Level One Bancorp, Inc. (Banks)	6	125
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	54	427
Lexington Realty Trust (Equity Real Estate Investment Trusts)	349	3,577
LGI Homes, Inc.* (Household Durables)	29	3,095
LHC Group, Inc.* (Health Care Providers & Services)	39	7,771
Liberty Latin America, Ltd.*—Class A (Media)	58	585
Liberty Latin America, Ltd.*—Class C (Media)	198	1,958
Liberty Media Corp-Liberty Braves*—Class A (Entertainment)	13	356
Liberty Media Corp-Liberty Braves*—Class C (Entertainment)	46	1,232
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	95	1,142
Liberty TripAdvisor Holdings, Inc.*—Class A (Interactive Media & Services)	94	384
Lifetime Brands, Inc. (Household Durables)	15	209
Lifevantage Corp.* (Personal Products)	18	161
Ligand Pharmaceuticals, Inc.* (Biotechnology)	18	3,336
Limelight Networks, Inc.* (IT Services)	152	692
Limestone Bancorp, Inc.* (Banks)	6	78
Limoneira Co. (Food Products)	21	335
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	33	518
Lindsay Corp. (Machinery)	13	1,818
Liquidia Technologies, Inc.* (Pharmaceuticals)	35	96
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	36	703
Lithia Motors, Inc.—Class A (Specialty Retail)	33	10,516
LivaNova PLC* (Health Care Equipment & Supplies)	63	3,963
Live Oak Bancshares, Inc. (Banks)	36	1,436
Livent Corp.* (Chemicals)	187	3,407
LivePerson, Inc.* (Software)	79	5,005
LiveRamp Holdings, Inc.* (IT Services)	82	6,209
LiveXLive Media, Inc.* (Entertainment)	61	232
LogicBio Therapeutics, Inc.* (Biotechnology)	21	169
Loral Space & Communications, Inc. (Media)	16	406
Louisiana-Pacific Corp. (Paper & Forest Products)	139	5,283

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
LSI Industries, Inc. (Electrical Equipment)	34	$327
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	50	1,932
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	36	1,007
Luminex Corp. (Life Sciences Tools & Services)	55	1,545
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	37	393
Luther Burbank Corp. (Thrifts & Mortgage Finance)	24	235
Luxfer Holdings PLC (Machinery)	34	560
Lydall, Inc.* (Machinery)	22	662
Lyra Therapeutics, Inc.* (Pharmaceuticals)	10	106
M.D.C Holdings, Inc. (Household Durables)	66	3,433
M/I Homes, Inc.* (Household Durables)	36	1,777
Macatawa Bank Corp. (Banks)	34	282
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	111	1,413
Mackinac Financial Corp. (Banks)	12	150
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	60	3,412
MacroGenics, Inc.* (Biotechnology)	71	1,451
Macy's, Inc. (Multiline Retail)	398	5,986
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	11	1,306
Magellan Health, Inc.* (Health Care Providers & Services)	30	2,819
Magenta Therapeutics, Inc.* (Biotechnology)	28	248
Magnite, Inc.* (Internet & Direct Marketing Retail)	136	4,711
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	158	1,338
MainStreet Bancshares, Inc.* (Banks)	8	137
Malibu Boats, Inc.* (Leisure Products)	26	1,823
MannKind Corp.* (Biotechnology)	286	1,007
ManTech International Corp.—Class A (IT Services)	34	3,049
Marcus & Millichap, Inc.* (Real Estate Management & Development)	30	1,072
Marine Products Corp. (Leisure Products)	9	147
MarineMax, Inc.* (Specialty Retail)	27	1,129
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	32	398
Marker Therapeutics, Inc.* (Biotechnology)	40	77
Marlin Business Services Corp. (Diversified Financial Services)	11	157
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	51	6,262
Marrone Bio Innovations, Inc.* (Chemicals)	89	148
Marten Transport, Ltd. (Road & Rail)	75	1,189
Masonite International Corp.* (Building Products)	32	3,184
MasTec, Inc.* (Construction & Engineering)	72	5,555
Mastech Digital, Inc.* (Professional Services)	5	82
MasterCraft Boat Holdings, Inc.* (Leisure Products)	24	613
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	141	2,154
Materion Corp. (Metals & Mining)	26	1,773
Matrix Service Co.* (Energy Equipment & Services)	34	401
Matson, Inc. (Marine)	54	3,229
Matthews International Corp.—Class A (Commercial Services & Supplies)	39	1,191
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	10	116
MAX Holdings, Inc. (Real Estate Management & Development)	24	869
Maxar Technologies, Inc. (Aerospace & Defense)	77	3,224
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	11	447
MAXIMUS, Inc. (IT Services)	77	5,780
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	87	2,731
Mayville Engineering Co., Inc.* (Metals & Mining)	9	126
MBIA, Inc.* (Insurance)	63	387
McGrath RentCorp (Commercial Services & Supplies)	32	2,233

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	13	$715
MediciNova, Inc.* (Biotechnology)	56	323
Medifast, Inc. (Personal Products)	15	3,519
MEDNAX, Inc.* (Health Care Providers & Services)	95	2,591
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	34	4,514
MEI Pharma, Inc.* (Biotechnology)	141	455
MeiraGTx Holdings PLC* (Biotechnology)	27	387
Mercantile Bank Corp. (Banks)	19	516
Merchants Bancorp (Thrifts & Mortgage Finance)	11	328
Meredith Corp. (Media)	51	1,118
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	60	909
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	54	1,193
Meridian Corp. (Banks)	8	162
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	69	3,736
Meritage Homes Corp.* (Household Durables)	48	3,852
Meritor, Inc.* (Machinery)	88	2,271
Mersana Therapeutics, Inc.* (Biotechnology)	67	1,277
Mesa Air Group, Inc.* (Airlines)	38	248
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	6	1,663
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	42	1,622
Metacrine, Inc.* (Biotechnology)	10	97
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	46	1,737
Metrocity Bankshares, Inc. (Banks)	22	313
Metropolitan Bank Holding Corp.* (Banks)	9	357
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	578	2,104
MGE Energy, Inc. (Electric Utilities)	46	2,929
MGP Ingredients, Inc. (Beverages)	16	926
MicroStrategy, Inc.*—Class A (Software)	9	5,556
Mid Penn Bancorp, Inc. (Banks)	9	196
Middlefield Banc Corp. (Banks)	8	164
Middlesex Water Co. (Water Utilities)	22	1,751
Midland States Bancorp, Inc. (Banks)	27	497
MidwestOne Financial Group, Inc. (Banks)	18	443
Milestone Scientific, Inc.* (Health Care Equipment & Supplies)	59	166
Miller Industries, Inc. (Machinery)	13	518
Mimecast, Ltd.* (Software)	74	3,186
Minerals Technologies, Inc. (Chemicals)	43	2,650
Minerva Neurosciences, Inc.* (Biotechnology)	46	147
Mirati Therapeutics, Inc.* (Biotechnology)	54	11,088
Mirum Pharmaceuticals, Inc.* (Biotechnology)	6	109
Misonix, Inc.* (Health Care Equipment & Supplies)	15	206
Mission Produce, Inc.* (Food Products)	9	173
Mistras Group, Inc.* (Professional Services)	23	159
Mitek System, Inc.* (Software)	53	856
MMA Capital Holdings, Inc.* (Thrifts & Mortgage Finance)	6	142
Model N, Inc.* (Software)	43	1,461
Modine Manufacturing Co.* (Auto Components)	63	791
ModivCare, Inc.* (Health Care Providers & Services)	15	2,379
Moelis & Co. (Capital Markets)	67	3,331
Molecular Templates, Inc.* (Biotechnology)	34	389
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	16	846
MoneyGram International, Inc.* (IT Services)	80	614
Monmouth Real Estate Investment Corp.—Class A (Equity Real Estate Investment Trusts)	122	2,114
Monro, Inc. (Specialty Retail)	42	2,456
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	13	481
Moog, Inc.—Class A (Aerospace & Defense)	37	2,733
Morphic Holding, Inc.* (Biotechnology)	18	606
Motorcar Parts of America, Inc.* (Auto Components)	24	543

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	19	$393
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	96	2,614
MRC Global, Inc.* (Trading Companies & Distributors)	101	698
MSG Networks, Inc.*—Class A (Media)	39	674
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	24	1,405
Mueller Industries, Inc. (Machinery)	72	2,459
Mueller Water Products, Inc.—Class A (Machinery)	199	2,386
Murphy USA, Inc. (Specialty Retail)	34	4,235
Mustang Bio, Inc.* (Biotechnology)	66	275
MVB Financial Corp. (Banks)	11	247
Myers Industries, Inc. (Containers & Packaging)	45	902
MYR Group, Inc.* (Construction & Engineering)	21	1,168
Myriad Genetics, Inc.* (Biotechnology)	91	2,507
Nabors Industries, Ltd.* (Energy Equipment & Services)	9	643
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	5	120
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	56	3,922
Nanthealth, Inc.* (Health Care Technology)	35	148
Nantkwest, Inc.* (Biotechnology)	40	755
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	15	389
Natera, Inc.* (Biotechnology)	96	10,237
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	3	167
National Bank Holdings Corp. (Banks)	37	1,231
National Bankshares, Inc. (Banks)	8	248
National Beverage Corp.(a) (Beverages)	15	2,273
National CineMedia, Inc. (Media)	80	333
National Energy Services Reunited Corp.* (Energy Equipment & Services)	27	291
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	55	3,566
National Healthcare Corp. (Health Care Providers & Services)	16	1,025
National Presto Industries, Inc. (Aerospace & Defense)	6	536
National Research Corp. (Health Care Providers & Services)	16	725
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	79	2,887
National Vision Holdings, Inc.* (Specialty Retail)	101	4,683
National Western Life Group, Inc.—Class A (Insurance)	3	540
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	12	200
Nature's Sunshine Products, Inc.* (Personal Products)	11	177
Natus Medical, Inc.* (Health Care Equipment & Supplies)	43	1,048
Nautilus, Inc.* (Leisure Products)	39	956
Navient Corp. (Consumer Finance)	233	2,622
Navistar International Corp.* (Machinery)	63	2,772
NBT Bancorp, Inc. (Banks)	54	1,783
Neenah, Inc. (Paper & Forest Products)	21	1,069
Nelnet, Inc.—Class A (Consumer Finance)	22	1,513
Nemaura Medical, Inc.* (Health Care Equipment & Supplies)	11	47
Neogen Corp.* (Health Care Equipment & Supplies)	67	5,418
NeoGenomics, Inc.* (Life Sciences Tools & Services)	133	7,051
Neoleukin Therapeutics, Inc.* (Biotechnology)	40	504
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	63	702
Nesco Holdings, Inc.* (Trading Companies & Distributors)	17	130
NETGEAR, Inc.* (Communications Equipment)	37	1,531
NetScout Systems, Inc.* (Communications Equipment)	90	2,631
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	16	276
Neubase Therapeutics, Inc.* (Biotechnology)	21	192

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
NeuroBo Pharmaceuticals, Inc.* (Biotechnology)	7	$36
Nevro Corp.* (Health Care Equipment & Supplies)	43	6,957
New Jersey Resources Corp. (Gas Utilities)	122	4,271
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	106	562
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	483	1,802
NewAge, Inc.* (Beverages)	122	372
Newmark Group, Inc. (Real Estate Management & Development)	185	1,251
Newpark Resources, Inc.* (Energy Equipment & Services)	114	272
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	29	1,145
NextCure, Inc.* (Biotechnology)	21	243
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	28	65
NextGen Healthcare, Inc.* (Health Care Technology)	71	1,404
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	208	691
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	30	770
NI Holdings, Inc.* (Insurance)	11	187
NIC, Inc. (IT Services)	84	2,261
Nicolet Bankshares, Inc.* (Banks)	11	746
Nkarta, Inc.* (Biotechnology)	21	833
NL Industries, Inc. (Commercial Services & Supplies)	12	54
nLight, Inc.* (Electronic Equipment, Instruments & Components)	45	1,426
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	104	2,206
NN, Inc.* (Machinery)	55	332
Noodles & Co.* (Hotels, Restaurants & Leisure)	41	347
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	188	556
Northeast Bank (Banks)	9	235
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	61	754
Northrim Bancorp, Inc. (Banks)	8	257
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	149	1,900
Northwest Natural Holding Co. (Gas Utilities)	39	1,822
Northwest Pipe Co.* (Construction & Engineering)	11	333
NorthWestern Corp. (Multi-Utilities)	64	3,486
Norwood Financial Corp. (Banks)	8	197
Novagold Resources, Inc.* (Metals & Mining)	302	2,754
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	43	5,372
Novavax, Inc.* (Biotechnology)	77	17,012
NOW, Inc.* (Trading Companies & Distributors)	140	1,161
Nurix Therapeutics, Inc.* (Biotechnology)	15	546
NuVasive, Inc.* (Health Care Equipment & Supplies)	66	3,547
NV5 Global, Inc.* (Construction & Engineering)	13	1,135
NVE Corp. (Semiconductors & Semiconductor Equipment)	6	383
Nymox Pharmaceutical Corp.* (Biotechnology)	55	131
Oak Valley Bancorp (Banks)	9	140
Oceaneering International, Inc.* (Energy Equipment & Services)	126	1,065
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	75	1,362
Oconee Federal Financial Corp. (Thrifts & Mortgage Finance)	2	49
Ocular Therapeutix, Inc.* (Pharmaceuticals)	87	1,579
Odonate Therapeutics, Inc.* (Pharmaceuticals)	19	439
Office Properties Income Trust (Equity Real Estate Investment Trusts)	61	1,412
OFG Bancorp (Banks)	64	1,100
Ohio Valley Banc Corp. (Banks)	6	129
O-I Glass, Inc. (Containers & Packaging)	199	2,515
Oil States International, Inc.* (Energy Equipment & Services)	78	437
Oil-Dri Corp. of America (Household Products)	6	208
Old National Bancorp (Banks)	208	3,492

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Old Second Bancorp, Inc. (Banks)	36	$354
Olympic Steel, Inc. (Metals & Mining)	11	150
Omega Flex, Inc. (Machinery)	3	555
Omeros Corp.*(a) (Pharmaceuticals)	75	1,460
Omnicell, Inc.* (Health Care Technology)	54	6,361
Oncocyte Corp.* (Biotechnology)	80	410
Oncorus, Inc.* (Biotechnology)	9	200
ONE Gas, Inc. (Gas Utilities)	67	4,899
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	21	421
OneSpan, Inc.* (Software)	42	979
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	57	541
Onewater Marine, Inc.* (Specialty Retail)	11	356
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	60	3,243
Ontrak, Inc.* (Health Care Providers & Services)	11	872
Ooma, Inc.* (Diversified Telecommunication Services)	27	364
OP Bancorp (Thrifts & Mortgage Finance)	15	114
OPKO Health, Inc.* (Biotechnology)	507	2,743
Oportun Financial Corp.* (Consumer Finance)	26	416
Oppenheimer Holdings, Inc.—Class A (Capital Markets)	11	381
OptimizeRx Corp.* (Health Care Technology)	19	858
Optinose, Inc.* (Pharmaceuticals)	46	183
Option Care Health, Inc.* (Health Care Providers & Services)	55	1,016
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	90	1,371
ORBCOMM, Inc.* (Diversified Telecommunication Services)	95	712
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	90	465
Organogenesis Holdings, Inc.* (Biotechnology)	31	324
Orgenesis, Inc.* (Biotechnology)	26	169
ORIC Pharmaceuticals, Inc.* (Biotechnology)	29	850
Origin Bancorp, Inc. (Banks)	29	916
Orion Energy Systems, Inc.* (Electrical Equipment)	34	333
Orion Engineered Carbons SA (Chemicals)	77	1,173
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	51	5,822
Orrstown Financial Services, Inc. (Banks)	13	225
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	24	970
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	16	739
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	21	1,890
Osmotica Pharmaceuticals PLC* (Pharmaceuticals)	18	75
Otter Tail Corp. (Electric Utilities)	51	2,024
Outset Medical, Inc.* (Health Care Equipment & Supplies)	11	570
Overseas Shipholding Group, Inc.*—Class A (Oil, Gas & Consumable Fuels)	85	176
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	54	4,190
Ovid Therapeutics, Inc.* (Biotechnology)	61	171
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	334	5,265
Owens & Minor, Inc. (Health Care Providers & Services)	93	2,704
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	21	1,370
Oyster Point Pharma, Inc.* (Biotechnology)	8	150
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	225	7,278
Pacific Premier Bancorp, Inc. (Banks)	101	3,358
Pacira BioSciences, Inc.* (Pharmaceuticals)	54	3,568
Pactiv Evergreen, Inc.* (Containers & Packaging)	51	721
PAE, Inc.* (Aerospace & Defense)	76	631
Palomar Holdings, Inc.* (Insurance)	26	2,589
PAM Transportation Services, Inc.* (Road & Rail)	3	155
Pandion Therapeutics, Inc.* (Biotechnology)	9	162
Pangaea Logistics Solutions, Ltd.* (Marine)	15	42

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	42	$4,296
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	51	677
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	24	1,494
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	56	363
Park Aerospace Corp. (Aerospace & Defense)	26	345
Park City Group, Inc.* (Software)	16	97
Park National Corp. (Banks)	18	1,944
Parke BanCorp, Inc. (Banks)	13	225
Park-Ohio Holdings Corp. (Machinery)	11	310
Parsons Corp.* (Aerospace & Defense)	29	1,034
Partners Bancorp (Banks)	13	88
Passage Bio, Inc.* (Biotechnology)	32	597
Patrick Industries, Inc. (Building Products)	29	2,003
Patterson Cos., Inc. (Health Care Providers & Services)	108	3,421
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	234	1,439
PAVmed, Inc.* (Health Care Equipment & Supplies)	49	100
Paysign, Inc.* (IT Services)	42	197
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	123	1,042
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	13	638
PCB BanCorp (Banks)	16	189
PCSB Financial Corp. (Thrifts & Mortgage Finance)	18	265
PCTEL, Inc. (Communications Equipment)	23	169
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	127	2,757
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	37	715
PDL Community Bancorp* (Thrifts & Mortgage Finance)	10	94
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	80	306
Peapack Gladstone Financial Corp. (Banks)	24	564
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	166	3,051
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	199	20,641
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	18	181
Penns Woods Bancorp, Inc. (Banks)	9	194
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	54	3,132
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	124	2,139
Peoples Bancorp of North Carolina, Inc. (Banks)	6	121
Peoples Bancorp, Inc. (Banks)	22	671
Peoples Financial Services Corp. (Banks)	9	324
Perdoceo Education Corp.* (Diversified Consumer Services)	88	1,041
Perficient, Inc.* (IT Services)	42	2,294
Performance Food Group Co.* (Food & Staples Retailing)	166	7,782
Personalis, Inc.* (Life Sciences Tools & Services)	30	1,154
Perspecta, Inc. (IT Services)	177	5,124
Petiq, Inc.* (Health Care Providers & Services)	27	936
PetMed Express, Inc. (Internet & Direct Marketing Retail)	26	993
PFSweb, Inc.* (IT Services)	22	151
PGT Innovations, Inc.* (Building Products)	74	1,533
PhaseBio Pharmaceuticals, Inc.* (Biotechnology)	21	81
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	13	501
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	26	539
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	81	899
Phreesia, Inc.* (Health Care Technology)	42	2,742
Physicians Realty Trust (Equity Real Estate Investment Trusts)	266	4,690
PICO Holdings, Inc.* (Commercial Services & Supplies)	21	181

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	160	$2,461
Pieris Pharmaceuticals, Inc.* (Biotechnology)	69	175
Ping Identity Holding Corp.* (Software)	48	1,436
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	15	157
Piper Sandler Cos. (Capital Markets)	22	2,009
Pitney Bowes, Inc. (Commercial Services & Supplies)	221	2,064
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	53	162
PJT Partners, Inc.—Class A (Capital Markets)	30	2,070
Plantronics, Inc. (Communications Equipment)	43	1,364
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	35	180
Plexus Corp.* (Electronic Equipment, Instruments & Components)	36	2,769
Pliant Therapeutics, Inc.* (Pharmaceuticals)	13	320
Plug Power, Inc.* (Electrical Equipment)	505	31,901
Plumas BanCorp (Banks)	6	149
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	32	468
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	18	615
PNM Resources, Inc. (Electric Utilities)	101	4,902
Portland General Electric Co. (Electric Utilities)	115	4,863
Poseida Therapeutics, Inc.* (Biotechnology)	17	148
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	84	4,012
Powell Industries, Inc. (Electrical Equipment)	11	315
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	75	6,041
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	36	256
PQ Group Holdings, Inc. (Chemicals)	50	689
PRA Group, Inc.* (Consumer Finance)	56	1,846
Praxis Precision Medicines, Inc.* (Biotechnology)	13	662
Precigen, Inc.* (Biotechnology)	84	714
Precision BioSciences, Inc.* (Biotechnology)	60	727
Preferred Apartment Communities, Inc.—Class A (Equity Real Estate Investment Trusts)	60	431
Preferred Bank (Banks)	18	869
Preformed Line Products Co. (Electrical Equipment)	5	321
Prelude Therapeutics, Inc.* (Biotechnology)	11	714
Premier Financial Bancorp, Inc. (Banks)	16	246
Premier Financial Corp. (Thrifts & Mortgage Finance)	46	1,277
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	64	2,560
PriceSmart, Inc. (Food & Staples Retailing)	29	2,723
Primo Water Corp. (Beverages)	199	3,075
Primoris Services Corp. (Construction & Engineering)	61	1,775
Priority Technology Holdings, Inc.* (IT Services)	10	78
ProAssurance Corp. (Insurance)	69	1,265
Professional Holding Corp.*—Class A (Banks)	13	195
PROG Holdings, Inc. (Consumer Finance)	85	4,011
Progenity, Inc.* (Health Care Providers & Services)	6	41
Progress Software Corp. (Software)	56	2,250
Progyny, Inc.* (Health Care Providers & Services)	34	1,590
ProPetro Holding Corp.* (Energy Equipment & Services)	102	815
PROS Holdings, Inc.* (Software)	50	2,107
ProSight Global, Inc.* (Insurance)	12	149
Protagonist Therapeutics, Inc.* (Biotechnology)	40	828
Protara Therapeutics, Inc.* (Biotechnology)	5	90
Protective Insurance Corp.—Class B (Insurance)	12	169
Prothena Corp. PLC* (Biotechnology)	39	437
Proto Labs, Inc.* (Machinery)	34	7,201
Provention Bio, Inc.* (Pharmaceuticals)	60	826

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	21	$242
Provident Financial Holdings, Inc. (Thrifts & Mortgage Finance)	8	128
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	91	1,685
Prudential Bancorp, Inc. (Thrifts & Mortgage Finance)	11	130
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	26	3,539
PTC Therapeutics, Inc.* (Biotechnology)	79	4,568
Pulmonx Corp.* (Health Care Equipment & Supplies)	15	851
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	18	615
Puma Biotechnology, Inc.* (Biotechnology)	39	458
Pure Cycle Corp.* (Water Utilities)	26	277
Purple Innovation, Inc.* (Household Durables)	21	715
Pzena Investment Management, Inc.—Class A (Capital Markets)	21	174
Q2 Holdings, Inc.* (Software)	64	8,191
QAD, Inc. (Software)	15	972
QCR Holdings, Inc. (Banks)	19	737
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	82	5,337
Quad/Graphics, Inc. (Commercial Services & Supplies)	43	201
Quaker Chemical Corp. (Chemicals)	16	4,194
Qualys, Inc.* (Software)	43	5,954
Quanex Building Products Corp. (Building Products)	42	924
Quanterix Corp.* (Life Sciences Tools & Services)	27	1,748
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	38	271
QuinStreet, Inc.* (Interactive Media & Services)	61	1,291
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	111	983
Quotient, Ltd.* (Health Care Equipment & Supplies)	94	570
R1 RCM, Inc.* (Health Care Providers & Services)	138	3,482
Rackspace Technology, Inc.* (IT Services)	43	994
Radian Group, Inc. (Thrifts & Mortgage Finance)	244	4,685
Radiant Logistics, Inc.* (Air Freight & Logistics)	50	290
Radius Health, Inc.* (Biotechnology)	58	1,085
RadNet, Inc.* (Health Care Providers & Services)	55	985
Rafael Holdings, Inc.*—Class B (Real Estate Management & Development)	11	258
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	144	2,735
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	273	2,514
Ranpak Holdings Corp.* (Containers & Packaging)	37	642
Rapid7, Inc.* (Software)	66	5,730
RAPT Therapeutics, Inc.* (Biotechnology)	13	259
Raven Industries, Inc. (Industrial Conglomerates)	45	1,452
Rayonier Advanced Materials, Inc.* (Chemicals)	80	554
RBB Bancorp (Banks)	21	349
RBC Bearings, Inc.* (Machinery)	32	5,355
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	11	423
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	55	626
Realogy Holdings Corp.* (Real Estate Management & Development)	146	2,073
Recro Pharma, Inc.* (Biotechnology)	26	81
Red River Bancshares, Inc. (Banks)	6	279
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	19	498
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	84	1,972
Red Violet, Inc.* (Professional Services)	9	202
Redfin Corp.* (Real Estate Management & Development)	127	9,043
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	143	1,227
REGENXBIO, Inc.* (Biotechnology)	43	1,777
Regional Management Corp. (Consumer Finance)	11	311
Regis Corp.* (Diversified Consumer Services)	31	294

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Relay Therapeutics, Inc.* (Biotechnology)	40	$1,983
Reliant Bancorp, Inc. (Banks)	19	390
Relmada Therapeutics, Inc.* (Pharmaceuticals)	18	588
Renasant Corp. (Banks)	69	2,443
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	50	4,480
Rent-A-Center, Inc. (Specialty Retail)	61	2,641
Repay Holdings Corp.* (IT Services)	77	1,706
Replimune Group, Inc.* (Biotechnology)	30	1,164
Repro-Med Systems, Inc.* (Health Care Equipment & Supplies)	35	141
Republic Bancorp, Inc.—Class A (Banks)	11	397
Republic First Bancorp, Inc.* (Banks)	59	165
Research Frontiers, Inc.* (Electronic Equipment, Instruments & Components)	35	142
Resideo Technologies, Inc.* (Building Products)	180	4,158
Resonant, Inc.* (Communications Equipment)	66	374
Resources Connection, Inc. (Professional Services)	39	450
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	146	2,057
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	273	2,514
Retail Value, Inc. (Equity Real Estate Investment Trusts)	21	328
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	16	257
REV Group, Inc. (Machinery)	34	351
Revance Therapeutics, Inc.* (Pharmaceuticals)	80	2,035
Revlon, Inc.*—Class A (Personal Products)	10	115
REVOLUTION Medicines, Inc.* (Biotechnology)	50	2,107
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	8	612
Rexnord Corp. (Machinery)	152	5,755
RGC Resources, Inc. (Gas Utilities)	9	203
RH* (Specialty Retail)	19	9,032
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	43	1,320
Ribbon Communications, Inc.* (Communications Equipment)	87	636
Richmond Mutual Bancorp, Inc. (Banks)	15	190
Rigel Pharmaceuticals, Inc.* (Biotechnology)	218	794
Rimini Street, Inc.* (Software)	32	226
Rite Aid Corp.* (Food & Staples Retailing)	71	1,867
Riverview Bancorp, Inc. (Thrifts & Mortgage Finance)	29	151
RLI Corp. (Insurance)	51	4,936
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	210	2,711
Rocket Pharmaceuticals, Inc.* (Biotechnology)	43	2,368
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	89	107
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	9	310
Rogers Corp.* (Electronic Equipment, Instruments & Components)	24	3,746
RPC, Inc.* (Energy Equipment & Services)	74	330
RPT Realty (Equity Real Estate Investment Trusts)	103	953
Rubius Therapeutics, Inc.* (Biotechnology)	45	539
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	53	2,225
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	9	349
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	42	764
Ryerson Holding Corp.* (Metals & Mining)	21	259
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	64	4,150
S&T Bancorp, Inc. (Banks)	50	1,270
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	262	4,399
Safe Bulkers, Inc.* (Marine)	67	117
Safeguard Scientifics, Inc.* (Capital Markets)	26	178
Safehold, Inc. (Equity Real Estate Investment Trusts)	22	1,619
Safety Insurance Group, Inc. (Insurance)	18	1,322

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Saga Communications, Inc.*—Class A (Media)	5	$113
Saia, Inc.* (Road & Rail)	33	5,834
Sailpoint Technologies Holding, Inc.* (Software)	112	6,195
Salisbury Bancorp, Inc. (Banks)	3	110
Sally Beauty Holdings, Inc.* (Specialty Retail)	144	2,174
Sanderson Farms, Inc. (Food Products)	26	3,541
Sandy Spring Bancorp, Inc. (Banks)	58	1,927
Sangamo Therapeutics, Inc.* (Biotechnology)	146	1,994
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	82	2,550
Sapiens International Corp. N.V. (Software)	34	1,110
Satsuma Pharmaceuticals, Inc.* (Pharmaceuticals)	13	76
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	15	449
Savara, Inc.* (Biotechnology)	62	95
SB Financial Group, Inc. (Banks)	9	156
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	33	798
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	33	974
Scholar Rock Holding Corp.* (Biotechnology)	33	1,969
Scholastic Corp. (Media)	37	953
Schrodinger, Inc.* (Health Care Technology)	39	3,523
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	39	1,448
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	74	2,902
Scorpio Bulkers, Inc. (Marine)	11	177
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	64	796
scPharmaceuticals, Inc.* (Pharmaceuticals)	10	63
Sculptor Capital Management, Inc. (Capital Markets)	24	407
SeaChange International, Inc.* (Software)	38	45
Seacoast Banking Corp.* (Banks)	66	2,010
SEACOR Holdings, Inc.* (Energy Equipment & Services)	24	1,002
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	34	553
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	64	1,828
SecureWorks Corp.*—Class A (Software)	12	166
Security National Financial Corp.*—Class A (Thrifts & Mortgage Finance)	12	103
Select Bancorp, Inc.* (Banks)	20	189
Select Energy Services, Inc.* (Energy Equipment & Services)	77	387
Select Medical Holdings Corp.* (Health Care Providers & Services)	138	3,547
Selecta Biosciences, Inc.* (Biotechnology)	88	352
Selective Insurance Group, Inc. (Insurance)	75	4,874
Selectquote, Inc.* (Insurance)	40	845
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	82	5,818
Seneca Foods Corp.*—Class A (Food Products)	9	326
Sensient Technologies Corp. (Chemicals)	54	3,809
Seres Therapeutics, Inc.* (Biotechnology)	71	1,686
Seritage Growth Properties*—Class A (Equity Real Estate Investment Trusts)	43	766
Service Properties Trust (Equity Real Estate Investment Trusts)	209	2,217
ServiceSource International, Inc.* (IT Services)	113	177
ServisFirst Bancshares, Inc. (Banks)	61	2,506
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	121	765
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	45	5,104
Sharps Compliance Corp.* (Health Care Providers & Services)	18	238
Shattuck Labs, Inc.* (Biotechnology)	16	794
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	61	2,371
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	36	4,177
Shoe Carnival, Inc. (Specialty Retail)	11	517

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value

Shore Bancshares, Inc. (Banks)	15	$199
ShotSpotter, Inc.* (Software)	11	506
Shutterstock, Inc. (Internet & Direct Marketing Retail)	29	1,885
SI-BONE, Inc.* (Health Care Equipment & Supplies)	37	1,083
Siebert Financial Corp.* (Capital Markets)	16	132
Sientra, Inc.* (Health Care Equipment & Supplies)	59	277
Sierra Bancorp (Banks)	18	394
SIGA Technologies, Inc.* (Pharmaceuticals)	66	426
Signet Jewelers, Ltd.* (Specialty Retail)	66	2,681
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	55	7,213
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	34	1,854
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	12	184
Silvergate Capital Corp.*—Class A (Banks)	19	1,768
Simmons First National Corp.—Class A (Banks)	138	3,409
Simpson Manufacturing Co., Inc. (Building Products)	55	5,060
Simulations Plus, Inc. (Health Care Technology)	18	1,425
Sinclair Broadcast Group, Inc.—Class A (Media)	56	1,765
SITE Centers Corp. (Equity Real Estate Investment Trusts)	195	2,163
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	55	8,673
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	11	1,343
SJW Corp. (Water Utilities)	33	2,184
Skyline Champion Corp.* (Household Durables)	67	2,253
SkyWest, Inc. (Airlines)	63	2,456
Sleep Number Corp.* (Specialty Retail)	34	3,663
SM Energy Co. (Oil, Gas & Consumable Fuels)	146	1,225
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	18	669
SmartFinancial, Inc. (Banks)	18	356
Smith & Wesson Brands, Inc. (Leisure Products)	71	1,176
Smith Micro Software, Inc.* (Software)	45	286
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	36	328
Soleno Therapeutics, Inc.* (Biotechnology)	77	151
Solid Biosciences, Inc.* (Biotechnology)	37	241
Soliton, Inc.* (Health Care Equipment & Supplies)	10	109
Sonic Automotive, Inc.—Class A (Specialty Retail)	30	1,228
Sonos, Inc.* (Household Durables)	103	2,693
Sorrento Therapeutics, Inc.*(a) (Biotechnology)	320	4,051
South Jersey Industries, Inc. (Gas Utilities)	128	2,957
South Plains Financial, Inc. (Banks)	13	245
South State Corp. (Banks)	90	6,276
Southern First Bancshares, Inc.* (Banks)	9	361
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	11	337
Southern National Bancorp of Virginia, Inc. (Banks)	26	314
Southside Bancshares, Inc. (Banks)	40	1,255
Southwest Gas Holdings, Inc. (Gas Utilities)	72	4,317
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	826	3,114
SP Plus Corp.* (Commercial Services & Supplies)	30	870
Spark Energy, Inc.—Class A (Electric Utilities)	15	165
SpartanNash Co. (Food & Staples Retailing)	45	833
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	186	668
Spero Therapeutics, Inc.* (Biotechnology)	26	471
Spire, Inc. (Gas Utilities)	64	3,916
Spirit Airlines, Inc.* (Airlines)	125	3,243
Spirit of Texas Bancshares, Inc. (Banks)	16	287
Spok Holdings, Inc. (Wireless Telecommunication Services)	23	256

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	54	$946
SpringWorks Therapeutics, Inc.* (Biotechnology)	30	2,499
Sprout Social, Inc.*—Class A (Software)	36	2,376
Spruce Biosciences, Inc.* (Biotechnology)	9	187
SPS Commerce, Inc.* (Software)	45	4,450
SPX Corp.* (Machinery)	55	2,844
SPX FLOW, Inc.* (Machinery)	54	2,860
SQZ Biotechnologies Co.* (Biotechnology)	6	144
STAAR Surgical Co.* (Health Care Equipment & Supplies)	58	5,950
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	191	5,691
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	21	4,795
Standard AVB Financial Corp. (Thrifts & Mortgage Finance)	5	164
Standard Motor Products, Inc. (Auto Components)	27	1,059
Standex International Corp. (Machinery)	15	1,229
Startek, Inc.* (IT Services)	23	201
State Auto Financial Corp. (Insurance)	22	364
Steelcase, Inc.—Class A (Commercial Services & Supplies)	109	1,409
Stepan Co. (Chemicals)	27	3,042
StepStone Group, Inc.*—Class A (Capital Markets)	26	913
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	58	279
Sterling Bancorp, Inc. (Thrifts & Mortgage Finance)	22	103
Sterling Construction Co., Inc.* (Construction & Engineering)	36	737
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	104	3,494
Stewart Information Services Corp. (Insurance)	33	1,531
Stifel Financial Corp. (Capital Markets)	127	6,581
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	77	7,350
Stock Yards Bancorp, Inc. (Banks)	26	1,175
Stoke Therapeutics, Inc.* (Biotechnology)	16	977
Stoneridge, Inc.* (Auto Components)	33	906
StoneX Group, Inc.* (Capital Markets)	21	1,124
Strategic Education, Inc. (Diversified Consumer Services)	32	2,829
Stratus Properties, Inc.* (Real Estate Management & Development)	8	209
Stride, Inc.* (Diversified Consumer Services)	51	1,313
Strongbridge BioPharma PLC* (Pharmaceuticals)	56	151
Sturm Ruger & Co., Inc. (Leisure Products)	21	1,331
Summit Financial Group, Inc. (Banks)	15	311
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	132	1,069
Summit Materials, Inc.*—Class A (Construction Materials)	146	2,998
Sumo Logic, Inc.* (Software)	18	619
SunCoke Energy, Inc. (Metals & Mining)	107	528
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	67	2,938
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	98	5,293
Sunrun, Inc.* (Electrical Equipment)	191	13,231
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	274	2,932
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	56	1,736
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	13	297
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	61	1,793
Surgalign Holdings, Inc.* (Health Care Equipment & Supplies)	74	124
Surgery Partners, Inc.* (Health Care Providers & Services)	29	1,081
Surmodics, Inc.* (Health Care Equipment & Supplies)	16	728
Sutro BioPharma, Inc.* (Biotechnology)	36	797
SVMK, Inc.* (Software)	156	3,933
SWK Holdings Corp.* (Diversified Financial Services)	5	68
Sykes Enterprises, Inc.* (IT Services)	48	1,852

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	43	$4,266
Synchronoss Technologies, Inc.* (Software)	53	267
Syndax Pharmaceuticals, Inc.* (Biotechnology)	34	681
Syros Pharmaceuticals, Inc.* (Biotechnology)	53	580
Systemax, Inc. (Trading Companies & Distributors)	16	615
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	27	1,533
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	24	1,309
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	15	127
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	116	1,790
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	38	67
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	8	302
Taylor Morrison Home Corp.* (Household Durables)	160	4,157
Taysha Gene Therapies, Inc.* (Biotechnology)	11	286
TCR2 Therapeutics, Inc.* (Biotechnology)	33	849
Team, Inc.* (Commercial Services & Supplies)	39	385
TechTarget, Inc.* (Media)	30	2,241
TEGNA, Inc. (Media)	279	4,471
Tejon Ranch Co.* (Real Estate Management & Development)	27	430
Tela Bio, Inc.* (Health Care Equipment & Supplies)	9	129
Telenav, Inc.* (Software)	43	205
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	213	645
Tenable Holdings, Inc.* (Software)	90	4,454
Tenet Healthcare Corp.* (Health Care Providers & Services)	133	6,287
Tennant Co. (Machinery)	24	1,626
Tenneco, Inc.* (Auto Components)	64	646
Terex Corp. (Machinery)	85	3,040
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	85	4,809
Territorial Bancorp, Inc. (Thrifts & Mortgage Finance)	11	262
Tetra Tech, Inc. (Commercial Services & Supplies)	69	8,387
Texas Capital Bancshares, Inc.* (Banks)	64	3,854
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	84	6,403
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	63	1,141
TG Therapeutics, Inc.* (Biotechnology)	146	7,047
The Andersons, Inc. (Food & Staples Retailing)	40	920
The Bancorp, Inc.* (Banks)	66	1,107
The Bank of Nt Butterfield & Son, Ltd. (Banks)	64	1,946
The Bank of Princeton (Banks)	8	187
The Brink's Co. (Commercial Services & Supplies)	63	4,292
The Buckle, Inc. (Specialty Retail)	37	1,455
The Cato Corp.—Class A (Specialty Retail)	27	307
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	54	2,428
The Children's Place, Inc.* (Specialty Retail)	18	1,322
The Community Financial Corp. (Banks)	6	143
The Container Store Group, Inc.* (Specialty Retail)	26	354
The E.W. Scripps Co.—Class A (Media)	72	1,066
The Eastern Co. (Machinery)	8	188
The Ensign Group, Inc. (Health Care Providers & Services)	66	5,166
The ExOne Co.* (Machinery)	16	444
The First Bancorp, Inc. (Banks)	13	312
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	150	1,341
The Goodyear Tire & Rubber Co.* (Auto Components)	295	3,112
The Greenbrier Cos., Inc. (Machinery)	40	1,447
The Hackett Group, Inc. (IT Services)	32	436
The Joint Corp.* (Health Care Providers & Services)	16	520

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
The Lovesac Co.* (Household Durables)	11	$622
The Macerich Co.(a) (Equity Real Estate Investment Trusts)	190	2,983
The Manitowoc Co., Inc.* (Machinery)	43	565
The Marcus Corp. (Entertainment)	29	510
The Michaels Cos., Inc.* (Specialty Retail)	95	1,473
The ODP Corp.* (Specialty Retail)	66	2,818
The Pennant Group, Inc.* (Health Care Providers & Services)	33	1,774
The RealReal, Inc.* (Internet & Direct Marketing Retail)	80	1,894
The RMR Group, Inc.—Class A (Real Estate Management & Development)	19	701
The Shyft Group, Inc. (Machinery)	43	1,299
The Simply Good Foods Co.* (Food Products)	108	3,082
The St Joe Co. (Real Estate Management & Development)	42	1,869
TherapeuticsMD, Inc.* (Pharmaceuticals)	328	541
Theravance Biopharma, Inc.* (Pharmaceuticals)	60	1,118
Thermon Group Holdings, Inc.* (Electrical Equipment)	42	613
Third Point Reinsurance, Ltd.* (Insurance)	103	951
Tidewater, Inc.* (Energy Equipment & Services)	51	484
Tilly's, Inc.—Class A (Specialty Retail)	29	284
Timberland Bancorp, Inc. (Thrifts & Mortgage Finance)	9	227
TimkenSteel Corp.* (Metals & Mining)	58	292
Tiptree, Inc. (Insurance)	33	161
Titan Machinery, Inc.* (Trading Companies & Distributors)	24	511
Tivity Health, Inc.* (Health Care Providers & Services)	55	1,240
Tompkins Financial Corp. (Banks)	18	1,204
Tootsie Roll Industries, Inc. (Food Products)	21	831
TopBuild Corp.* (Household Durables)	42	8,399
TowneBank (Banks)	85	1,972
TPG RE Finance Trust, Inc.—Class T (Mortgage Real Estate Investment Trusts)	77	752
TPI Composites, Inc.* (Electrical Equipment)	39	2,336
Transcat, Inc.* (Trading Companies & Distributors)	9	329
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	2	43
Translate Bio, Inc.* (Biotechnology)	87	2,078
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	32	729
Transocean, Ltd.*(a) (Energy Equipment & Services)	745	2,503
Travere Therapeutics, Inc.* (Biotechnology)	63	1,591
Trean Insurance Group, Inc.* (Insurance)	15	223
Trecora Resources* (Chemicals)	32	202
Tredegar Corp. (Chemicals)	33	481
TRI Pointe Group, Inc.* (Household Durables)	160	3,232
Tribune Publishing Co. (Media)	19	278
Tricida, Inc.* (Pharmaceuticals)	36	237
TriCo Bancshares (Banks)	33	1,231
TriMas Corp.* (Machinery)	53	1,677
TriNet Group, Inc.* (Professional Services)	53	3,928
Trinseo SA (Chemicals)	50	2,542
Triple-S Management Corp.* (Health Care Providers & Services)	29	679
TriState Capital Holdings, Inc.* (Banks)	34	624
Triton International, Ltd. (Trading Companies & Distributors)	77	3,568
Triumph Bancorp, Inc.* (Banks)	29	1,663
Triumph Group, Inc. (Aerospace & Defense)	66	715
Tronox Holdings PLC—Class A (Chemicals)	114	1,750
TrueBlue, Inc.* (Professional Services)	45	837
TrueCar, Inc.* (Interactive Media & Services)	133	596
Trupanion, Inc.* (Insurance)	39	4,376
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	122	759
Trustmark Corp. (Banks)	80	2,198
TTEC Holdings, Inc. (IT Services)	22	1,663

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	127	$1,703
Tucows, Inc.* (IT Services)	11	879
Tupperware Brands Corp.* (Household Durables)	63	1,895
Turning Point Brands, Inc. (Tobacco)	15	707
Turning Point Therapeutics, Inc.* (Biotechnology)	48	6,024
Turtle Beach Corp.* (Household Durables)	18	538
Tutor Perini Corp.* (Construction & Engineering)	53	790
Twist Bioscience Corp.* (Biotechnology)	42	6,911
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	350	2,125
Tyme Technologies, Inc.* (Biotechnology)	89	153
U.S. Concrete, Inc.* (Construction Materials)	21	930
U.S. Ecology, Inc.* (Commercial Services & Supplies)	40	1,320
U.S. Lime & Minerals, Inc. (Construction Materials)	3	363
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	16	1,925
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	95	773
UFP Industries, Inc. (Building Products)	77	4,153
UFP Technologies, Inc.* (Containers & Packaging)	9	414
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	51	1,969
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	79	10,949
Ultralife Corp.* (Electrical Equipment)	13	76
UMB Financial Corp. (Banks)	55	3,903
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	48	706
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	18	431
UniFirst Corp. (Commercial Services & Supplies)	19	4,043
Unisys Corp.* (IT Services)	79	1,887
United Bankshares, Inc. (Banks)	157	4,970
United Community Banks, Inc. (Banks)	99	2,953
United Fire Group, Inc. (Insurance)	27	744
United Insurance Holdings Corp. (Insurance)	26	132
United Natural Foods, Inc.* (Food & Staples Retailing)	69	1,869
United Security Bancshares/Fresno CA (Banks)	17	116
United States Steel Corp. (Metals & Mining)	278	4,937
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	246	3,028
Unitil Corp. (Multi-Utilities)	19	775
Unity BanCorp, Inc. (Banks)	11	207
UNITY Biotechnology, Inc.* (Biotechnology)	46	275
Universal Corp. (Tobacco)	32	1,468
Universal Electronics, Inc.* (Household Durables)	16	868
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	16	955
Universal Insurance Holdings, Inc. (Insurance)	34	455
Universal Logistics Holdings, Inc. (Road & Rail)	11	233
Universal Technical Institute, Inc.* (Diversified Consumer Services)	38	231
Univest Financial Corp. (Banks)	36	808
Upland Software, Inc.* (Software)	34	1,621
Upwork, Inc.* (Professional Services)	119	4,933
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	249	406
Urban Edge Properties (Equity Real Estate Investment Trusts)	148	2,041
Urban Outfitters, Inc.* (Specialty Retail)	88	2,414
UroGen Pharma, Ltd.* (Biotechnology)	24	530
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	37	512
US Xpress Enterprises, Inc.*—Class A (Road & Rail)	29	196
USANA Health Sciences, Inc.* (Personal Products)	15	1,241
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	5	433

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Valley National Bancorp (Banks)	507	$5,175
Value Line, Inc. (Capital Markets)	2	62
Vanda Pharmaceuticals, Inc.* (Biotechnology)	69	989
Vapotherm, Inc.* (Health Care Equipment & Supplies)	26	898
Varex Imaging Corp.* (Health Care Equipment & Supplies)	48	929
Varonis Systems, Inc.* (Software)	40	7,071
Vaxart, Inc.* (Biotechnology)	68	815
Vaxcyte, Inc.* (Pharmaceuticals)	22	540
VBI Vaccines, Inc.*(a) (Biotechnology)	230	750
Vector Group, Ltd. (Tobacco)	178	2,089
Vectrus, Inc.* (Aerospace & Defense)	15	771
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	61	1,126
Venus Concept, Inc.* (Health Care Equipment & Supplies)	25	48
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	26	220
Veracyte, Inc.* (Biotechnology)	74	4,196
Verastem, Inc.* (Biotechnology)	218	425
Vericel Corp.* (Biotechnology)	58	2,394
Vericity, Inc.* (Insurance)	3	27
Verint Systems, Inc.* (Software)	82	6,054
Veritex Holdings, Inc. (Banks)	60	1,534
Veritiv Corp.* (Trading Companies & Distributors)	16	293
Veritone, Inc.* (Software)	30	1,178
Verra Mobility Corp.*—Class C (IT Services)	170	2,176
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	16	188
Verso Corp.—Class A (Paper & Forest Products)	40	460
Veru, Inc.* (Personal Products)	68	600
Viad Corp. (Commercial Services & Supplies)	26	897
Viavi Solutions, Inc.* (Communications Equipment)	290	4,482
Vicor Corp.* (Electrical Equipment)	24	2,077
Viela Bio, Inc.* (Biotechnology)	27	936
Viemed Healthcare, Inc.* (Health Care Providers & Services)	45	378
ViewRay, Inc.* (Health Care Equipment & Supplies)	144	639
Viking Therapeutics, Inc.* (Biotechnology)	85	621
Village Super Market, Inc.—Class A (Food & Staples Retailing)	11	232
Vir Biotechnology, Inc.* (Biotechnology)	69	4,453
VirnetX Holding Corp. (Software)	82	496
Virtus Investment Partners, Inc. (Capital Markets)	9	1,890
Virtusa Corp.* (IT Services)	37	1,889
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	169	3,642
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	16	512
Vista Outdoor, Inc.* (Leisure Products)	75	2,188
Visteon Corp.* (Auto Components)	36	4,590
Vital Farms, Inc.* (Food Products)	13	321
Vivint Smart Home, Inc.* (Diversified Consumer Services)	99	1,870
Vocera Communications, Inc.* (Health Care Technology)	40	1,758
VolitionRX, Ltd.* (Health Care Equipment & Supplies)	35	161
Vonage Holdings Corp.* (Diversified Telecommunication Services)	298	3,719
VOXX International Corp.* (Auto Components)	26	486
Voyager Therapeutics, Inc.* (Biotechnology)	34	257
VSE Corp. (Commercial Services & Supplies)	11	381
vTv Therapeutics, Inc.*—Class A (Biotechnology)	15	31
VYNE Therapeutics, Inc.* (Pharmaceuticals)	185	366
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	121	293
Wabash National Corp. (Machinery)	67	1,069
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	77	1,947
Waitr Holdings, Inc.* (Internet & Direct Marketing Retail)	108	382
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	36	2,964
Warrior Met Coal, Inc. (Metals & Mining)	66	1,519
Washington Federal, Inc. (Thrifts & Mortgage Finance)	96	2,513

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	104	$2,282
Washington Trust Bancorp, Inc. (Banks)	22	959
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	27	499
Watford Holdings, Ltd.* (Insurance)	22	760
Watts Water Technologies, Inc.—Class A (Machinery)	34	4,082
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	42	427
WD-40 Co. (Household Products)	18	5,480
Weis Markets, Inc. (Food & Staples Retailing)	11	542
Welbilt, Inc.* (Machinery)	166	2,143
Werner Enterprises, Inc. (Road & Rail)	77	3,021
WesBanco, Inc. (Banks)	82	2,378
WESCO International, Inc.* (Trading Companies & Distributors)	64	4,871
West Bancorp, Inc. (Banks)	21	433
Westamerica Bancorp (Banks)	33	1,842
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	77	227
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	29	186
Westwood Holdings Group, Inc. (Capital Markets)	11	130
Weyco Group, Inc. (Distributors)	8	138
Whitestone REIT (Equity Real Estate Investment Trusts)	52	406
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2	41
WideOpenWest, Inc.* (Media)	66	703
Willdan Group, Inc.* (Professional Services)	13	581
Willis Lease Finance Corp.* (Trading Companies & Distributors)	3	83
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	204	4,837
Wingstop, Inc. (Hotels, Restaurants & Leisure)	37	5,552
Winmark Corp. (Specialty Retail)	5	853
Winnebago Industries, Inc. (Automobiles)	39	2,693
WisdomTree Investments, Inc. (Capital Markets)	178	950
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	103	2,950
Workhorse Group, Inc.* (Auto Components)	120	4,118
Workiva, Inc.* (Software)	51	4,971
World Acceptance Corp.* (Consumer Finance)	6	861
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	79	2,417
Worthington Industries, Inc. (Metals & Mining)	46	2,408
Wrap Technologies, Inc.* (Electronic Equipment, Instruments & Components)	16	89
WSFS Financial Corp. (Thrifts & Mortgage Finance)	64	2,750
WW International, Inc.* (Diversified Consumer Services)	60	1,594
X4 Pharmaceuticals, Inc.* (Biotechnology)	22	172
XBiotech, Inc.* (Biotechnology)	18	337
Xencor, Inc.* (Biotechnology)	71	3,248
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	144	2,084
Xeris Pharmaceuticals, Inc.* (Pharmaceuticals)	59	300
XOMA Corp.* (Biotechnology)	8	290
XPEL, Inc.* (Auto Components)	21	1,008
Xperi Holding Corp. (Software)	133	2,562
Yelp, Inc.* (Interactive Media & Services)	91	2,966
YETI Holdings, Inc.* (Leisure Products)	101	6,647
Yext, Inc.* (Software)	132	2,227
Y-mAbs Therapeutics, Inc.* (Biotechnology)	39	1,638
York Water Co. (Water Utilities)	16	695
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	36	1,381
ZIOPHARM Oncology, Inc.*(a) (Biotechnology)	272	1,009
Zix Corp.* (Software)	69	562
Zogenix, Inc.* (Pharmaceuticals)	71	1,346
Zumiez, Inc.* (Specialty Retail)	27	1,163
Zuora, Inc.*—Class A (Software)	127	1,873
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	24	434
TOTAL COMMON STOCKS
(Cost $2,153,545)		$3,304,763

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Trust (0.0%)	Interest Units	Value

Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST
(Cost $–)		—

Repurchase Agreements(b)(c) (59.8%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%-0.02%, dated 1/31/21, due 2/1/21, total to be received $7,336,007	$7,336,000	$7,336,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,336,000)		7,336,000

Collateral for Securities Loaned(d) (0.2%)
	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.08%(e)	20,868	$20,868
Invesco Government & Agency Portfolio-Institutional Shares, 0.11%(e)	164	164
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $21,032)		21,032
TOTAL INVESTMENT SECURITIES
(Cost $9,510,577)—86.8%		10,661,795
Net other assets (liabilities)—13.2%		1,615,462

NET ASSETS—100.0%		$12,277,257

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2021, this security represented 0.00% of the net assets of the ProFund.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $19,887.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $1,095,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	3/22/21	$103,410	$8,331

Total Return Swap Agreements—Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Russell 2000 Index	Goldman Sachs International	3/1/21	0 .34%	$3,559,154	$(30,496)
Russell 2000 Index	UBS AG	3/1/21	0 .09%	5,314,739	(91,901)
				$8,873,893	$(122,397)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2021:
	Value	% of Net Assets
Aerospace & Defense	$26,783	0.2%
Air Freight & Logistics	9,423	0.1%
Airlines	9,986	0.1%
Auto Components	44,850	0.4%
Automobiles	2,693	NM
Banks	247,885	2.0%
Beverages	10,650	0.1%
Biotechnology	376,006	3.1%
Building Products	54,964	0.4%
Capital Markets	48,789	0.4%
Chemicals	52,708	0.4%
Commercial Services & Supplies	59,628	0.5%
Communications Equipment	32,392	0.3%
Construction & Engineering	45,921	0.4%
Construction Materials	4,968	NM
Consumer Finance	21,939	0.2%
Containers & Packaging	7,050	0.1%
Distributors	2,304	NM
Diversified Consumer Services	18,243	0.1%
Diversified Financial Services	5,625	NM
Diversified Telecommunication Services	22,739	0.2%
Electric Utilities	19,155	0.2%
Electrical Equipment	74,460	0.6%
Electronic Equipment, Instruments & Components	71,401	0.6%
Energy Equipment & Services	23,215	0.2%
Entertainment	9,632	0.1%
Equity Real Estate Investment Trusts	172,235	1.4%
Food & Staples Retailing	26,518	0.2%
Food Products	46,989	0.4%
Gas Utilities	27,300	0.2%
Health Care Equipment & Supplies	110,392	0.9%
Health Care Providers & Services	91,972	0.7%
Health Care Technology	42,426	0.3%
Hotels, Restaurants & Leisure	120,535	1.0%
Household Durables	67,895	0.6%
Household Products	8,142	0.1%
Independent Power and Renewable Electricity Producers	13,611	0.1%
Industrial Conglomerates	1,452	NM
Insurance	60,631	0.5%
Interactive Media & Services	12,647	0.1%
Internet & Direct Marketing Retail	31,283	0.3%
IT Services	63,587	0.5%
Leisure Products	22,208	0.2%
Life Sciences Tools & Services	30,601	0.2%
Machinery	118,984	1.0%
Marine	4,443	NM
Media	29,207	0.2%
Metals & Mining	51,091	0.4%
Mortgage Real Estate Investment Trusts	38,470	0.3%
Multiline Retail	9,760	0.1%
Multi-Utilities	12,251	0.1%
Oil, Gas & Consumable Fuels	53,701	0.4%
Paper & Forest Products	14,431	0.1%
Personal Products	11,891	0.1%

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

Small-Cap ProFund:: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

	Value	% of Net Assets
Pharmaceuticals	$51,779	0.4%
Professional Services	38,995	0.3%
Real Estate Management & Development	30,519	0.2%
Road & Rail	16,561	0.1%
Semiconductors & Semiconductor Equipment	97,611	0.8%
Software	191,709	1.6%
Specialty Retail	118,250	1.0%
Technology Hardware, Storage & Peripherals	10,799	0.1%
Textiles, Apparel & Luxury Goods	30,974	0.3%
Thrifts & Mortgage Finance	54,421	0.4%
Tobacco	4,264	NM
Trading Companies & Distributors	43,477	0.4%
Water Utilities	13,129	0.1%
Wireless Telecommunication Services	4,213	NM
Other **	8,972,494	73.2%
Total	$12,277,257	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (64.4%)
	Shares	Value
3M Co. (Industrial Conglomerates)	1,138	$199,901
A.O. Smith Corp. (Building Products)	267	14,498
Abbott Laboratories (Health Care Equipment & Supplies)	3,495	431,948
AbbVie, Inc. (Biotechnology)	3,482	356,835
ABIOMED, Inc.* (Health Care Equipment & Supplies)	89	30,994
Accenture PLC—Class A (IT Services)	1,249	302,158
Activision Blizzard, Inc. (Entertainment)	1,524	138,684
Adobe, Inc.* (Software)	946	433,995
Advance Auto Parts, Inc. (Specialty Retail)	134	19,985
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,372	203,138
Aflac, Inc. (Insurance)	1,288	58,192
Agilent Technologies, Inc. (Life Sciences Tools & Services)	603	72,463
Air Products & Chemicals, Inc. (Chemicals)	436	116,307
Akamai Technologies, Inc.* (IT Services)	321	35,641
Alaska Air Group, Inc. (Airlines)	244	11,915
Albemarle Corp. (Chemicals)	210	34,159
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	244	40,775
Alexion Pharmaceuticals, Inc.* (Biotechnology)	432	66,239
Align Technology, Inc.* (Health Care Equipment & Supplies)	142	74,604
Allegion PLC (Building Products)	182	19,476
Alliant Energy Corp. (Electric Utilities)	493	23,984
Alphabet, Inc.*—Class A (Interactive Media & Services)	593	1,083,624
Alphabet, Inc.*—Class C (Interactive Media & Services)	572	1,050,043
Altria Group, Inc. (Tobacco)	3,665	150,558
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	841	2,696,413
Amcor PLC (Containers & Packaging)	3,093	33,837
Ameren Corp. (Multi-Utilities)	488	35,487
American Airlines Group, Inc. (Airlines)	1,205	20,690
American Electric Power Co., Inc. (Electric Utilities)	979	79,211
American Express Co. (Consumer Finance)	1,286	149,510
American International Group, Inc. (Insurance)	1,699	63,611
American Tower Corp. (Equity Real Estate Investment Trusts)	876	199,166
American Water Works Co., Inc. (Water Utilities)	357	56,770
Ameriprise Financial, Inc. (Capital Markets)	233	46,104
AmerisourceBergen Corp. (Health Care Providers & Services)	290	30,218
AMETEK, Inc. (Electrical Equipment)	454	51,420
Amgen, Inc. (Biotechnology)	1,148	277,162
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	590	73,679
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	729	107,404
ANSYS, Inc.* (Software)	169	59,889
Anthem, Inc. (Health Care Providers & Services)	490	145,520
Aon PLC (Insurance)	451	91,598
Apache Corp. (Oil, Gas & Consumable Fuels)	744	10,624
Apple, Inc. (Technology Hardware, Storage & Peripherals)	31,518	4,159,115
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,801	174,121
Aptiv PLC (Auto Components)	533	71,209
Archer-Daniels-Midland Co. (Food Products)	1,097	54,861
Arista Networks, Inc.* (Communications Equipment)	107	32,909
Arthur J. Gallagher & Co. (Insurance)	379	43,740
Assurant, Inc. (Insurance)	117	15,850
AT&T, Inc. (Diversified Telecommunication Services)	14,054	402,366
Atmos Energy Corp. (Gas Utilities)	248	22,072
Autodesk, Inc.* (Software)	434	120,405
Automatic Data Processing, Inc. (IT Services)	846	139,692
AutoZone, Inc.* (Specialty Retail)	46	51,445

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	275	$45,009
Avery Dennison Corp. (Containers & Packaging)	165	24,894
Baker Hughes Co.—Class A (Energy Equipment & Services)	1,353	27,182
Ball Corp. (Containers & Packaging)	645	56,773
Bank of America Corp. (Banks)	15,013	445,135
Baxter International, Inc. (Health Care Equipment & Supplies)	1,007	77,368
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	572	149,744
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	3,838	874,565
Best Buy Co., Inc. (Specialty Retail)	455	49,513
Biogen, Inc.* (Biotechnology)	303	85,631
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	42	24,098
BlackRock, Inc.—Class A (Capital Markets)	280	196,353
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	81	157,491
BorgWarner, Inc. (Auto Components)	482	20,239
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	279	25,464
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,824	100,083
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,457	273,794
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	798	359,499
Broadridge Financial Solutions, Inc. (IT Services)	228	32,219
Brown-Forman Corp.—Class B (Beverages)	360	25,801
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	268	22,930
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	786	14,407
Cadence Design Systems, Inc.* (Software)	550	71,715
Campbell Soup Co. (Food Products)	399	19,196
Capital One Financial Corp. (Consumer Finance)	902	94,043
Cardinal Health, Inc. (Health Care Providers & Services)	579	31,110
CarMax, Inc.* (Specialty Retail)	324	38,161
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	1,467	27,389
Carrier Global Corp. (Building Products)	1,607	61,870
Catalent, Inc.* (Pharmaceuticals)	325	37,391
Caterpillar, Inc. (Machinery)	1,071	195,822
Cboe Global Markets, Inc. (Capital Markets)	213	19,538
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	662	40,369
CDW Corp. (Electronic Equipment, Instruments & Components)	282	37,128
Celanese Corp. (Chemicals)	231	28,217
Centene Corp.* (Health Care Providers & Services)	1,143	68,923
CenterPoint Energy, Inc. (Multi-Utilities)	1,074	22,651
Cerner Corp. (Health Care Technology)	605	48,467
CF Industries Holdings, Inc. (Chemicals)	422	17,462
Charter Communications, Inc.*—Class A (Media)	288	174,977
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,796	323,420
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	55	81,400
Chubb, Ltd. (Insurance)	890	129,647
Church & Dwight Co., Inc. (Household Products)	490	41,371
Cigna Corp. (Health Care Providers & Services)	712	154,540
Cincinnati Financial Corp. (Insurance)	295	24,807
Cintas Corp. (Commercial Services & Supplies)	173	55,035
Cisco Systems, Inc. (Communications Equipment)	8,333	371,485
Citigroup, Inc. (Banks)	4,106	238,107
Citizens Financial Group, Inc. (Banks)	842	30,682
Citrix Systems, Inc. (Software)	243	32,394
CME Group, Inc. (Capital Markets)	708	128,672
CMS Energy Corp. (Multi-Utilities)	565	32,137

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Cognizant Technology Solutions Corp.—Class A (IT Services)	1,054	$82,159
Colgate-Palmolive Co. (Household Products)	1,690	131,820
Comcast Corp.—Class A (Media)	9,005	446,379
Comerica, Inc. (Banks)	274	15,673
Conagra Brands, Inc. (Food Products)	963	33,320
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,671	106,920
Consolidated Edison, Inc. (Multi-Utilities)	675	47,777
Constellation Brands, Inc.—Class A (Beverages)	334	70,451
Copart, Inc.* (Commercial Services & Supplies)	410	44,998
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,507	54,056
Corteva, Inc. (Chemicals)	1,469	58,554
Costco Wholesale Corp. (Food & Staples Retailing)	870	306,614
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	851	135,530
CSX Corp. (Road & Rail)	1,508	129,319
Cummins, Inc. (Machinery)	292	68,451
CVS Health Corp. (Health Care Providers & Services)	2,581	184,928
D.R. Horton, Inc. (Household Durables)	654	50,227
Danaher Corp. (Health Care Equipment & Supplies)	1,247	296,586
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	257	30,041
DaVita, Inc.* (Health Care Providers & Services)	146	17,136
Deere & Co. (Machinery)	618	178,478
Delta Air Lines, Inc. (Airlines)	1,258	47,754
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	431	23,054
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,167	19,209
DexCom, Inc.* (Health Care Equipment & Supplies)	189	70,847
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	312	17,687
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	553	79,604
Discover Financial Services (Consumer Finance)	604	50,458
Discovery, Inc.* (Media)	316	13,089
Discovery, Inc.*—Class C (Media)	582	20,387
DISH Network Corp.*—Class A (Media)	488	14,162
Dollar General Corp. (Multiline Retail)	483	93,997
Dollar Tree, Inc.* (Multiline Retail)	464	47,170
Dominion Energy, Inc. (Multi-Utilities)	1,609	117,281
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	78	28,919
Dover Corp. (Machinery)	284	33,083
Dow, Inc. (Chemicals)	1,463	75,930
DTE Energy Co. (Multi-Utilities)	382	45,351
Duke Energy Corp. (Electric Utilities)	1,451	136,394
Duke Realty Corp. (Equity Real Estate Investment Trusts)	734	29,037
DuPont de Nemours, Inc.(a) (Chemicals)	1,447	114,964
DXC Technology Co. (IT Services)	502	14,156
Eastman Chemical Co. (Chemicals)	267	26,259
Eaton Corp. PLC (Electrical Equipment)	786	92,512
eBay, Inc. (Internet & Direct Marketing Retail)	1,292	73,011
Ecolab, Inc. (Chemicals)	490	100,210
Edison International (Electric Utilities)	746	43,387
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,229	101,491
Electronic Arts, Inc. (Entertainment)	572	81,910
Eli Lilly & Co. (Pharmaceuticals)	1,566	325,681
Emerson Electric Co. (Electrical Equipment)	1,179	93,554
Enphase Energy, Inc.* (Electrical Equipment)	249	45,405
Entergy Corp. (Electric Utilities)	395	37,655
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,151	58,655
Equifax, Inc. (Professional Services)	240	42,506
Equinix, Inc. (Equity Real Estate Investment Trusts)	176	130,233
Equity Residential (Equity Real Estate Investment Trusts)	675	41,607

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares		Value
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	129		$30,910
Etsy, Inc.* (Internet & Direct Marketing Retail)	249		49,573
Everest Re Group, Ltd. (Insurance)	79		16,675
Evergy, Inc. (Electric Utilities)	447		24,017
Eversource Energy (Electric Utilities)	676		59,150
Exelon Corp. (Electric Utilities)	1,924		79,961
Expedia Group, Inc. (Internet & Direct Marketing Retail)	268		33,259
Expeditors International of Washington, Inc. (Air Freight & Logistics)	334		29,900
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	255		29,016
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,339		373,922
F5 Networks, Inc.* (Communications Equipment)	121		23,710
Facebook, Inc.*—Class A (Interactive Media & Services)	4,741		1,224,743
Fastenal Co. (Trading Companies & Distributors)	1,132		51,608
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	136		11,908
FedEx Corp. (Air Freight & Logistics)	476		112,022
Fidelity National Information Services, Inc. (IT Services)	1,224		151,115
Fifth Third Bancorp (Banks)	1,405		40,647
First Horizon Corp. (Banks)	—	†	4
First Republic Bank (Banks)	343		49,732
FirstEnergy Corp. (Electric Utilities)	1,070		32,913
Fiserv, Inc.* (IT Services)	1,097		112,651
FleetCor Technologies, Inc.* (IT Services)	164		39,811
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	259		13,481
Flowserve Corp. (Machinery)	257		9,139
FMC Corp. (Chemicals)	256		27,722
Ford Motor Co.* (Automobiles)	7,706		81,144
Fortinet, Inc.* (Software)	266		38,504
Fortive Corp. (Machinery)	665		43,943
Fortune Brands Home & Security, Inc. (Building Products)	274		23,633
Fox Corp.—Class A (Media)	666		20,766
Fox Corp.—Class B (Media)	305		9,116
Franklin Resources, Inc. (Capital Markets)	537		14,118
Freeport-McMoRan, Inc.* (Metals & Mining)	2,865		77,097
Garmin, Ltd. (Household Durables)	294		33,769
Gartner, Inc.* (IT Services)	176		26,736
General Dynamics Corp. (Aerospace & Defense)	458		67,179
General Electric Co. (Industrial Conglomerates)	17,276		184,508
General Mills, Inc. (Food Products)	1,206		70,069
General Motors Co. (Automobiles)	2,484		125,889
Genuine Parts Co. (Distributors)	285		26,756
Gilead Sciences, Inc. (Biotechnology)	2,472		162,163
Global Payments, Inc. (IT Services)	590		104,147
Globe Life, Inc. (Insurance)	190		17,174
Halliburton Co. (Energy Equipment & Services)	1,743		30,729
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	687		10,504
Hartford Financial Services Group, Inc. (Insurance)	707		33,950
Hasbro, Inc. (Leisure Products)	251		23,549
HCA Healthcare, Inc. (Health Care Providers & Services)	521		84,652
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	1,062		31,488
Henry Schein, Inc.* (Health Care Providers & Services)	282		18,570
Hess Corp. (Oil, Gas & Consumable Fuels)	539		29,095
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,538		31,319
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	547		55,460
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	294		8,367
Hologic, Inc.* (Health Care Equipment & Supplies)	507		40,423
Honeywell International, Inc. (Industrial Conglomerates)	1,384		270,392
Hormel Foods Corp. (Food Products)	554		25,960
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,391		18,848
Howmet Aerospace, Inc.* (Aerospace & Defense)	770		18,927
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,709		65,937

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Humana, Inc. (Health Care Providers & Services)	261	$99,992
Huntington Bancshares, Inc. (Banks)	2,006	26,529
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	80	12,586
IDEX Corp. (Machinery)	149	27,742
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	168	80,418
IHS Markit, Ltd. (Professional Services)	735	64,004
Illinois Tool Works, Inc. (Machinery)	568	110,311
Illumina, Inc.* (Life Sciences Tools & Services)	288	122,815
Incyte Corp.* (Biotechnology)	367	32,938
Ingersoll Rand, Inc.* (Machinery)	733	30,669
Intel Corp. (Semiconductors & Semiconductor Equipment)	8,082	448,632
Intercontinental Exchange, Inc. (Capital Markets)	1,107	122,157
International Business Machines Corp. (IT Services)	1,757	209,276
International Flavors & Fragrances, Inc.(a) (Chemicals)	211	23,712
International Paper Co. (Containers & Packaging)	775	38,990
Intuit, Inc. (Software)	518	187,117
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	232	173,452
Invesco, Ltd. (Capital Markets)	743	15,298
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	70	15,640
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	378	67,208
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	568	19,125
J.B. Hunt Transport Services, Inc. (Road & Rail)	165	22,219
Jack Henry & Associates, Inc. (IT Services)	151	21,863
Jacobs Engineering Group, Inc. (Construction & Engineering)	256	25,846
Johnson & Johnson (Pharmaceuticals)	5,192	846,971
Johnson Controls International PLC (Building Products)	1,428	71,142
JPMorgan Chase & Co. (Banks)	6,012	773,564
Juniper Networks, Inc. (Communications Equipment)	650	15,873
Kansas City Southern (Road & Rail)	185	37,494
Kellogg Co. (Food Products)	502	29,588
KeyCorp (Banks)	1,926	32,472
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	365	51,680
Kimberly-Clark Corp. (Household Products)	671	88,639
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	853	14,083
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,840	54,067
KLA Corp. (Semiconductors & Semiconductor Equipment)	305	85,421
L Brands, Inc. (Specialty Retail)	461	18,790
L3Harris Technologies, Inc. (Aerospace & Defense)	414	71,005
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	192	43,951
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	284	137,442
Lamb Weston Holding, Inc. (Food Products)	289	21,588
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	648	31,162
Leggett & Platt, Inc. (Household Durables)	261	10,701
Leidos Holdings, Inc. (IT Services)	264	28,000
Lennar Corp.—Class A (Household Durables)	543	45,150
Lincoln National Corp. (Insurance)	358	16,285
Linde PLC (Chemicals)	1,035	253,989
Live Nation Entertainment, Inc.* (Entertainment)	282	18,739
LKQ Corp.* (Distributors)	552	19,370
Lockheed Martin Corp. (Aerospace & Defense)	486	156,405
Loews Corp. (Insurance)	461	20,879
Lowe's Cos., Inc. (Specialty Retail)	1,445	241,098
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,947	24,104
LyondellBasell Industries N.V.—Class A (Chemicals)	507	43,480
M&T Bank Corp. (Banks)	253	33,515

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,557	$11,273
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,283	55,374
MarketAxess Holdings, Inc. (Capital Markets)	75	40,557
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	525	61,006
Marsh & McLennan Cos., Inc. (Insurance)	1,000	109,910
Martin Marietta Materials, Inc. (Construction Materials)	123	35,351
Masco Corp. (Building Products)	516	28,024
Mastercard, Inc.—Class A (IT Services)	1,735	548,763
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	527	46,223
McCormick & Co., Inc. (Food Products)	490	43,875
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,469	305,318
McKesson Corp. (Health Care Providers & Services)	317	55,307
Medtronic PLC (Health Care Equipment & Supplies)	2,655	295,581
Merck & Co., Inc. (Pharmaceuticals)	4,990	384,579
MetLife, Inc. (Insurance)	1,509	72,658
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	47	54,901
MGM Resorts International (Hotels, Restaurants & Leisure)	809	23,105
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	513	69,824
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,195	171,803
Microsoft Corp. (Software)	14,910	3,458,523
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	226	30,002
Mohawk Industries, Inc.* (Household Durables)	118	16,945
Molson Coors Beverage Co.—Class B (Beverages)	371	18,609
Mondelez International, Inc.—Class A (Food Products)	2,820	156,340
Monster Beverage Corp.* (Beverages)	729	63,299
Moody's Corp. (Capital Markets)	319	84,937
Morgan Stanley (Capital Markets)	2,819	189,014
Motorola Solutions, Inc. (Communications Equipment)	334	55,962
MSCI, Inc.—Class A (Capital Markets)	163	64,434
Nasdaq, Inc. (Capital Markets)	226	30,571
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	441	29,300
Netflix, Inc.* (Entertainment)	871	463,712
Newell Brands, Inc. (Household Durables)	745	17,895
Newmont Corp. (Metals & Mining)	1,584	94,407
News Corp.—Class A (Media)	771	14,957
News Corp.—Class B (Media)	240	4,531
NextEra Energy, Inc. (Electric Utilities)	3,864	312,483
Nielsen Holdings PLC (Professional Services)	704	15,720
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,475	330,636
NiSource, Inc. (Multi-Utilities)	756	16,745
Norfolk Southern Corp. (Road & Rail)	501	118,547
Northern Trust Corp. (Capital Markets)	410	36,568
Northrop Grumman Corp. (Aerospace & Defense)	306	87,703
NortonLifelock, Inc. (Software)	1,167	24,589
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	622	14,088
NOV, Inc.* (Energy Equipment & Services)	766	9,483
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	482	19,960
Nucor Corp. (Metals & Mining)	595	28,994
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,221	634,420
NVR, Inc.* (Household Durables)	7	31,125
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,653	33,159
Old Dominion Freight Line, Inc. (Road & Rail)	190	36,860
Omnicom Group, Inc. (Media)	424	26,449
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	876	34,891
Oracle Corp. (Software)	3,741	226,069
O'Reilly Automotive, Inc.* (Specialty Retail)	143	60,842

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Otis Worldwide Corp. (Machinery)	803	$51,914
PACCAR, Inc. (Machinery)	683	62,303
Packaging Corp. of America (Containers & Packaging)	187	25,144
Parker-Hannifin Corp. (Machinery)	254	67,211
Paychex, Inc. (IT Services)	631	55,099
Paycom Software, Inc.* (Software)	97	36,835
PayPal Holdings, Inc.* (IT Services)	2,311	541,490
Pentair PLC (Machinery)	328	17,863
People's United Financial, Inc. (Banks)	838	11,447
PepsiCo, Inc. (Beverages)	2,725	372,154
PerkinElmer, Inc. (Life Sciences Tools & Services)	221	32,502
Perrigo Co. PLC (Pharmaceuticals)	269	11,486
Pfizer, Inc. (Pharmaceuticals)	10,962	393,536
Philip Morris International, Inc. (Tobacco)	3,071	244,605
Phillips 66 (Oil, Gas & Consumable Fuels)	861	58,376
Pinnacle West Capital Corp. (Electric Utilities)	222	16,706
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	399	48,239
Pool Corp. (Distributors)	79	27,980
PPG Industries, Inc. (Chemicals)	466	62,775
PPL Corp. (Electric Utilities)	1,516	41,948
Principal Financial Group, Inc. (Insurance)	504	24,832
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,458	150,466
Prudential Financial, Inc. (Insurance)	781	61,137
Public Service Enterprise Group, Inc. (Multi-Utilities)	998	56,317
Public Storage (Equity Real Estate Investment Trusts)	300	68,286
PulteGroup, Inc. (Household Durables)	529	23,012
PVH Corp. (Textiles, Apparel & Luxury Goods)	140	11,936
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	225	38,448
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,230	348,504
Quanta Services, Inc. (Construction & Engineering)	274	19,309
Quest Diagnostics, Inc. (Health Care Providers & Services)	266	34,354
Ralph Lauren Corp.* (Textiles, Apparel & Luxury Goods)	95	9,600
Raymond James Financial, Inc. (Capital Markets)	240	23,983
Raytheon Technologies Corp. (Aerospace & Defense)	2,995	199,856
Realty Income Corp. (Equity Real Estate Investment Trusts)	692	40,870
Regency Centers Corp. (Equity Real Estate Investment Trusts)	311	14,673
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	207	104,295
Regions Financial Corp. (Banks)	1,894	32,217
Republic Services, Inc.—Class A (Commercial Services & Supplies)	415	37,566
ResMed, Inc. (Health Care Equipment & Supplies)	286	57,649
Robert Half International, Inc. (Professional Services)	225	15,188
Rockwell Automation, Inc. (Electrical Equipment)	229	56,913
Rollins, Inc. (Commercial Services & Supplies)	436	15,705
Roper Technologies, Inc. (Industrial Conglomerates)	207	81,332
Ross Stores, Inc. (Specialty Retail)	702	78,126
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	367	23,855
S&P Global, Inc. (Capital Markets)	474	150,258
Salesforce.com, Inc.* (Software)	1,805	407,135
SBA Communications Corp. (Equity Real Estate Investment Trusts)	219	58,839
Schlumberger, Ltd. (Energy Equipment & Services)	2,745	60,966
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	441	29,159
Sealed Air Corp. (Containers & Packaging)	306	12,935
Sempra Energy (Multi-Utilities)	569	70,419
ServiceNow, Inc.* (Software)	385	209,117
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	647	60,126
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	328	55,514
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	143	9,650
Snap-on, Inc. (Machinery)	107	19,259
Southwest Airlines Co. (Airlines)	1,164	51,145

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Stanley Black & Decker, Inc. (Machinery)	316	$54,823
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,315	224,115
State Street Corp. (Capital Markets)	696	48,720
STERIS PLC (Health Care Equipment & Supplies)	168	31,434
Stryker Corp. (Health Care Equipment & Supplies)	645	142,551
SVB Financial Group* (Banks)	102	44,654
Synchrony Financial (Consumer Finance)	1,071	36,039
Synopsys, Inc.* (Software)	301	76,890
Sysco Corp. (Food & Staples Retailing)	1,005	71,868
T. Rowe Price Group, Inc. (Capital Markets)	447	69,947
Take-Two Interactive Software, Inc.* (Entertainment)	227	45,502
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	547	17,296
Target Corp. (Multiline Retail)	988	178,996
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	652	78,501
TechnipFMC PLC (Energy Equipment & Services)	833	8,905
Teledyne Technologies, Inc.* (Aerospace & Defense)	73	26,062
Teleflex, Inc. (Health Care Equipment & Supplies)	92	34,742
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	327	37,108
Tesla, Inc.* (Automobiles)	1,496	1,187,121
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,810	299,899
Textron, Inc. (Aerospace & Defense)	451	20,412
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,312	31,999
The Allstate Corp. (Insurance)	600	64,308
The Bank of New York Mellon Corp. (Capital Markets)	1,608	64,047
The Boeing Co. (Aerospace & Defense)	1,047	203,317
The Charles Schwab Corp. (Capital Markets)	2,942	151,631
The Clorox Co. (Household Products)	249	52,156
The Coca-Cola Co. (Beverages)	7,628	367,288
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	97	35,312
The Estee Lauder Co., Inc. (Personal Products)	447	105,783
The Gap, Inc. (Specialty Retail)	406	8,222
The Goldman Sachs Group, Inc. (Capital Markets)	679	184,124
The Hershey Co. (Food Products)	291	42,323
The Home Depot, Inc. (Specialty Retail)	2,123	574,951
The Interpublic Group of Cos., Inc. (Media)	769	18,510
The JM Smucker Co.—Class A (Food Products)	225	26,192
The Kraft Heinz Co. (Food Products)	1,278	42,826
The Kroger Co. (Food & Staples Retailing)	1,527	52,682
The Mosaic Co. (Chemicals)	680	17,653
The PNC Financial Services Group, Inc. (Banks)	836	119,983
The Procter & Gamble Co. (Household Products)	4,890	626,946
The Progressive Corp. (Insurance)	1,155	100,704
The Sherwin-Williams Co. (Chemicals)	161	111,380
The Southern Co. (Electric Utilities)	2,083	122,730
The TJX Cos., Inc. (Specialty Retail)	2,368	151,647
The Travelers Cos., Inc. (Insurance)	500	68,150
The Walt Disney Co.* (Entertainment)	3,571	600,535
The Western Union Co. (IT Services)	811	18,061
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,393	50,803
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	782	398,585
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,150	144,992
Tractor Supply Co. (Specialty Retail)	230	32,600
Trane Technologies PLC (Building Products)	474	67,948
TransDigm Group, Inc.* (Aerospace & Defense)	107	59,201

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	493	$32,494
Truist Financial Corp. (Banks)	2,659	127,579
Twitter, Inc.* (Interactive Media & Services)	1,569	79,282
Tyler Technologies, Inc.* (Software)	80	33,823
Tyson Foods, Inc.—Class A (Food Products)	580	37,300
U.S. Bancorp (Banks)	2,704	115,866
UDR, Inc. (Equity Real Estate Investment Trusts)	581	22,339
Ulta Beauty, Inc.* (Specialty Retail)	111	31,053
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	372	6,510
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	384	5,748
Union Pacific Corp. (Road & Rail)	1,329	262,437
United Airlines Holdings , Inc.* (Airlines)	577	23,074
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,411	218,705
United Rentals, Inc.* (Trading Companies & Distributors)	142	34,507
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,871	624,127
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	153	19,076
Unum Group (Insurance)	402	9,338
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	804	45,370
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	180	31,603
Ventas, Inc. (Equity Real Estate Investment Trusts)	739	34,046
VeriSign, Inc.* (IT Services)	198	38,426
Verisk Analytics, Inc.—Class A (Professional Services)	321	58,904
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,161	446,815
Vertex Pharmaceuticals, Inc.* (Biotechnology)	513	117,518
VF Corp. (Textiles, Apparel & Luxury Goods)	631	48,505
ViacomCBS, Inc.—Class B (Media)	1,114	54,029
Viatris, Inc.* (Pharmaceuticals)	2,379	40,419
Visa, Inc.—Class A (IT Services)	3,344	646,228
Vontier Corp.* (Electronic Equipment, Instruments & Components)	332	10,767
Vornado Realty Trust (Equity Real Estate Investment Trusts)	309	12,286
Vulcan Materials Co. (Construction Materials)	261	38,926
W.R. Berkley Corp. (Insurance)	278	17,275
W.W. Grainger, Inc. (Trading Companies & Distributors)	89	32,431
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,417	71,204
Walmart, Inc. (Food & Staples Retailing)	2,734	384,099
Waste Management, Inc. (Commercial Services & Supplies)	767	85,381
Waters Corp.* (Life Sciences Tools & Services)	122	32,290
WEC Energy Group, Inc. (Multi-Utilities)	622	55,296
Wells Fargo & Co. (Banks)	8,154	243,642
Welltower, Inc. (Equity Real Estate Investment Trusts)	823	49,874
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	146	43,726
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	600	33,858
Westinghouse Air Brake Technologies Corp. (Machinery)	353	26,196
WestRock Co. (Containers & Packaging)	518	21,461
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,472	45,912
Whirlpool Corp. (Household Durables)	123	22,766
Willis Towers Watson PLC (Insurance)	254	51,547
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	191	19,010
Xcel Energy, Inc. (Electric Utilities)	1,036	66,294
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	329	6,919
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	483	63,065
Xylem, Inc. (Machinery)	355	34,289

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	595	$60,387
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	105	40,722
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	409	62,851
Zions Bancorp (Banks)	323	14,257
Zoetis, Inc. (Pharmaceuticals)	937	144,532

TOTAL COMMON STOCKS
(Cost $21,140,681)		61,814,537

Repurchase Agreements(b)(c) (36.6%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%-0.02%, dated 1/31/21, due 2/1/21, total to be received $35,109,033	$35,109,000	$35,109,000

TOTAL REPURCHASE AGREEMENTS
(Cost $35,109,000)		35,109,000

Collateral for Securities Loaned(d) (0.1%)
	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio-Institutional Shares, 0.08%(e)	134,431	$134,431
Invesco Government & Agency Portfolio-Institutional Shares, 0.11%(e)	1,053	1,053
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $135,484)		135,484
TOTAL INVESTMENT SECURITIES
(Cost $56,385,165)—101.1%		97,059,021
Net other assets (liabilities)—(1.1)%		(1,098,549)

NET ASSETS—100.0%		$95,960,472

*	Non-income producing security.
†	Number of shares is less than 0.50.
(a)	All or part of this security was on loan as of January 31, 2021. The total value of securities on loan as of January 31, 2021 was $130,001.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $17,332,000.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2021.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2021.

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	1	3/22/21	$185,260	$2,048

Total Return Swap Agreements—Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500	Goldman Sachs International	3/1/21	0 .64%	$59,071,167	$(568,378)
SPDR S&P 500 ETF	Goldman Sachs International	3/1/21	0.54%	21,002,470	(246,933)
				$80,073,637	$(815,311)

S&P 500	UBS AG	3/1/21	0 .59%	$29,008,214	$(294,550)
SPDR S&P 500 ETF	UBS AG	3/1/21	0.19%	21,339,159	(250,472)
				$50,347,373	$(545,022)

				$130,421,010	$(1,360,333)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraBull ProFund invested in the following industries as of January 31, 2021:
	Value	% of Net Assets
Aerospace & Defense	$922,653	1.0%
Air Freight & Logistics	383,557	0.4%
Airlines	154,578	0.2%
Auto Components	91,448	0.1%
Automobiles	1,394,154	1.5%
Banks	2,395,705	2.5%
Beverages	917,602	1.0%
Biotechnology	1,202,781	1.3%
Building Products	286,591	0.3%
Capital Markets	1,681,031	1.8%
Chemicals	1,112,774	1.2%
Commercial Services & Supplies	238,685	0.2%
Communications Equipment	499,939	0.5%
Construction & Engineering	45,154	NM
Construction Materials	74,277	0.1%
Consumer Finance	330,050	0.3%
Containers & Packaging	214,033	0.2%
Distributors	74,106	0.1%
Diversified Financial Services	874,565	0.9%
Diversified Telecommunication Services	873,285	0.9%
Electric Utilities	1,076,833	1.1%
Electrical Equipment	339,804	0.4%
Electronic Equipment, Instruments & Components	408,148	0.4%
Energy Equipment & Services	137,265	0.1%
Entertainment	1,349,082	1.4%
Equity Real Estate Investment Trusts	1,479,172	1.5%
Food & Staples Retailing	886,467	0.9%
Food Products	603,438	0.6%
Gas Utilities	22,072	NM
Health Care Equipment & Supplies	2,386,461	2.5%
Health Care Providers & Services	1,612,404	1.7%
Health Care Technology	48,467	0.1%
Hotels, Restaurants & Leisure	985,254	1.0%
Household Durables	251,590	0.3%
Household Products	940,932	1.0%
Independent Power and Renewable Electricity Producers	51,959	0.1%
Industrial Conglomerates	736,133	0.8%
Insurance	1,112,267	1.2%
Interactive Media & Services	3,437,692	3.6%
Internet & Direct Marketing Retail	3,009,748	3.1%
IT Services	3,147,691	3.3%
Leisure Products	23,549	NM
Life Sciences Tools & Services	804,862	0.8%
Machinery	1,031,497	1.1%
Media	817,352	0.9%
Metals & Mining	200,498	0.2%
Multiline Retail	320,163	0.3%
Multi-Utilities	499,461	0.5%
Oil, Gas & Consumable Fuels	1,353,858	1.4%
Personal Products	105,783	0.1%
Pharmaceuticals	2,458,390	2.6%
Professional Services	196,321	0.2%
Real Estate Management & Development	40,369	NM

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

	Value	% of Net Assets
Road & Rail	$606,876	0.6%
Semiconductors & Semiconductor Equipment	3,280,464	3.4%
Software	5,417,001	5.5%
Specialty Retail	1,356,433	1.4%
Technology Hardware, Storage & Peripherals	4,355,607	4.5%
Textiles, Apparel & Luxury Goods	440,735	0.5%
Tobacco	395,163	0.4%
Trading Companies & Distributors	118,546	0.1%
Water Utilities	56,770	0.1%
Wireless Telecommunication Services	144,992	0.2%
Other **	34,145,935	35.6%
Total	$95,960,472	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks (54.6%)
	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	394	$12,108
1Life Healthcare, Inc.* (Health Care Providers & Services)	1,226	62,036
1st Constitution Bancorp (Banks)	142	2,191
1st Source Corp. (Banks)	256	10,074
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,886	67,027
89bio, Inc.* (Biotechnology)	130	2,639
8x8, Inc.* (Software)	1,645	57,986
A10 Networks, Inc.* (Software)	934	9,275
AAON, Inc. (Building Products)	641	47,434
AAR Corp. (Aerospace & Defense)	523	17,547
Aaron's Co., Inc. (The)* (Specialty Retail)	526	8,910
Abeona Therapeutics, Inc.* (Biotechnology)	943	1,801
Abercrombie & Fitch Co.—Class A (Specialty Retail)	972	22,424
ABM Industries, Inc. (Commercial Services & Supplies)	1,046	38,430
Acacia Communications, Inc.* (Communications Equipment)	606	69,327
Acacia Research Corp.* (Professional Services)	742	4,155
Academy Sports & Outdoors, Inc.* (Leisure Products)	275	5,913
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,323	19,184
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	785	7,560
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	491	5,038
ACCO Brands Corp. (Commercial Services & Supplies)	1,441	11,658
Accolade, Inc.* (Health Care Technology)	205	10,391
Accuray, Inc.* (Health Care Equipment & Supplies)	1,397	6,901
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,250	2,750
ACI Worldwide, Inc.* (Software)	1,787	68,603
ACNB Corp. (Banks)	132	3,307
Acushnet Holdings Corp. (Leisure Products)	534	21,798
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	155	4,013
Adams Resources & Energy, Inc. (Oil, Gas & Consumable Fuels)	35	847
AdaptHealth Corp.* (Health Care Providers & Services)	390	14,925
Addus Homecare Corp.* (Health Care Providers & Services)	231	25,999
Adient PLC* (Auto Components)	1,372	44,302
ADMA Biologics, Inc.* (Biotechnology)	1,029	2,284
Adtalem Global Education, Inc.* (Diversified Consumer Services)	811	31,297
ADTRAN, Inc. (Communications Equipment)	746	12,831
Advanced Drainage Systems, Inc. (Building Products)	878	72,417
Advanced Emissions Solutions, Inc. (Chemicals)	247	1,252
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	593	60,830
AdvanSix, Inc.* (Chemicals)	427	9,104
Adverum Biotechnologies, Inc.* (Biotechnology)	1,388	17,114
Aegion Corp.* (Construction & Engineering)	472	8,671
Aeglea BioTherapeutics, Inc.* (Biotechnology)	705	4,900
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	573	9,850
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,127	58,649
AeroVironment, Inc.* (Aerospace & Defense)	338	38,792
Affimed NV* (Biotechnology)	1,326	7,598
Agenus, Inc.* (Biotechnology)	2,453	9,027
Agile Therapeutics, Inc.* (Pharmaceuticals)	1,059	2,986
Agilysys, Inc.* (Software)	297	10,927
Agree Realty Corp. (Equity Real Estate Investment Trusts)	854	53,973
AgroFresh Solutions, Inc.* (Chemicals)	481	943
Air Transport Services Group, Inc.* (Air Freight & Logistics)	917	23,301
Akebia Therapeutics, Inc.* (Biotechnology)	2,235	7,241
Akerna Corp.* (Professional Services)	271	1,577

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Akero Therapeutics, Inc.* (Biotechnology)	211	$6,208
Akouos, Inc.* (Biotechnology)	226	3,598
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	514	7,751
Alamo Group, Inc. (Machinery)	154	21,497
Alarm.com Holdings, Inc.* (Software)	742	68,947
Alaska Communications Systems Group, Inc. (Diversified Telecommunication Services)	809	2,654
Albany International Corp.—Class A (Machinery)	480	33,370
Albireo Pharma, Inc.* (Biotechnology)	265	9,718
Alcoa Corp.* (Metals & Mining)	2,922	52,596
Alector, Inc.* (Biotechnology)	722	12,158
Alerus Financial Corp. (Diversified Financial Services)	231	5,558
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,125	17,010
Alexander's, Inc. (Equity Real Estate Investment Trusts)	34	9,085
Alico, Inc. (Food Products)	81	2,406
Aligos Therapeutics, Inc.* (Biotechnology)	158	4,451
Allakos, Inc.* (Biotechnology)	409	54,532
Allegheny Technologies, Inc.* (Metals & Mining)	1,979	33,663
Allegiance Bancshares, Inc. (Banks)	296	10,413
Allegiant Travel Co. (Airlines)	204	37,024
ALLETE, Inc. (Electric Utilities)	813	51,089
Allied Motion Technologies, Inc. (Electrical Equipment)	114	5,159
Allogene Therapeutics, Inc.* (Biotechnology)	841	29,183
Allovir, Inc.* (Biotechnology)	280	10,240
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,450	40,425
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	326	9,369
Alpha Pro Tech, Ltd.* (Building Products)	191	2,727
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	859	12,782
Alpine Income Property Trust, Inc. (Equity Real Estate Investment Trusts)	104	1,604
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	270	2,562
Altabancorp (Banks)	247	7,956
Altair Engineering, Inc.*—Class A (Software)	677	37,865
Altisource Portfolio Solutions S.A.* (Real Estate Management & Development)	72	729
Altra Industrial Motion Corp. (Machinery)	1,006	51,717
ALX Oncology Holdings, Inc.* (Biotechnology)	152	12,046
Amalgamated Bank—Class A (Banks)	206	3,020
A-Mark Precious Metals, Inc. (Diversified Financial Services)	77	2,201
Ambac Financial Group, Inc.* (Insurance)	707	10,195
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	516	48,690
AMC Entertainment Holdings, Inc.—Class A (Entertainment)	1,204	15,965
AMC Networks, Inc.*—Class A (Media)	444	21,942
Amerant Bancorp, Inc.* (Banks)	354	5,048
Ameresco, Inc.*—Class A (Construction & Engineering)	385	21,595
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	785	21,690
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,753	15,444
American Eagle Outfitters, Inc. (Specialty Retail)	2,352	53,367
American Equity Investment Life Holding Co. (Insurance)	1,415	41,304
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	1,704	12,405
American National Bankshares, Inc. (Banks)	167	4,668
American Outdoor Brands, Inc.* (Leisure Products)	216	4,100
American Public Education, Inc.* (Diversified Consumer Services)	225	6,476
American Realty Investors, Inc.* (Real Estate Management & Development)	17	147

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
American Software, Inc.—Class A (Software)	467	$8,971
American States Water Co. (Water Utilities)	575	44,424
American Superconductor Corp.* (Electrical Equipment)	420	10,382
American Vanguard Corp. (Chemicals)	450	7,448
American Woodmark Corp.* (Building Products)	263	22,752
America's Car-Mart, Inc.* (Specialty Retail)	98	11,640
Ameris Bancorp (Banks)	1,035	40,479
AMERISAFE, Inc. (Insurance)	298	16,539
Ames National Corp. (Banks)	137	3,084
Amicus Therapeutics, Inc.* (Biotechnology)	4,011	75,848
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,557	24,165
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	728	52,503
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,547	7,441
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	568	10,326
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	1,663	15,632
AnaptysBio, Inc.* (Biotechnology)	334	8,657
Anavex Life Sciences Corp.* (Biotechnology)	819	5,143
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	573	10,738
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	147	4,195
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	217	8,031
Annexon, Inc.* (Biotechnology)	244	5,368
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	2,564	11,230
Anterix, Inc.* (Diversified Telecommunication Services)	169	6,131
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	3,787	26,282
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	1,530	3,733
Apellis Pharmaceuticals, Inc.* (Biotechnology)	937	41,481
API Group Corp.* (Construction & Engineering)	2,184	39,115
Apogee Enterprises, Inc. (Building Products)	401	14,075
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	2,199	24,585
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	316	6,952
Appfolio, Inc.* (Software)	255	38,967
Appian Corp.* (Software)	555	121,244
Applied Genetic Technologies Corp.* (Biotechnology)	404	1,592
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	603	42,445
Applied Molecular Transport, Inc.* (Biotechnology)	194	6,800
Applied Optoelectronics, Inc.* (Communications Equipment)	338	3,721
Applied Therapeutics, Inc.* (Biotechnology)	212	4,439
Aprea Therapeutics, Inc.* (Biotechnology)	112	618
Aptinyx, Inc.* (Biotechnology)	532	1,851
Apyx Medical Corp.* (Health Care Equipment & Supplies)	522	4,849
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	309	1,635
Aravive, Inc.* (Biotechnology)	190	998
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,799	25,654
ArcBest Corp. (Road & Rail)	393	18,216
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	236	11,309
Archrock, Inc. (Energy Equipment & Services)	2,024	17,953
Arconic Corp.* (Metals & Mining)	1,552	39,110
Arcosa, Inc. (Construction & Engineering)	758	42,289
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	343	24,854
Arcus Biosciences, Inc.* (Biotechnology)	657	22,818
Arcutis Biotherapeutics, Inc.* (Biotechnology)	323	8,815

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Ardelyx, Inc.* (Biotechnology)	1,154	$7,836
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	524	1,677
Arena Pharmaceuticals, Inc.* (Biotechnology)	907	67,336
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	481	5,445
Argan, Inc. (Construction & Engineering)	230	9,943
Argo Group International Holdings, Ltd. (Insurance)	506	20,417
Arlington Asset Investment Corp.*—Class A (Capital Markets)	517	1,872
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,235	10,386
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	897	9,643
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	998	11,148
Arrow Financial Corp. (Banks)	206	6,056
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,566	120,847
Artesian Resources Corp.—Class A (Water Utilities)	125	5,110
Artisan Partners Asset Management, Inc. (Capital Markets)	857	41,479
Arvinas, Inc.* (Pharmaceuticals)	539	40,663
Asbury Automotive Group, Inc.* (Specialty Retail)	301	42,926
ASGN, Inc.* (Professional Services)	794	65,831
Aspen Aerogels, Inc.* (Energy Equipment & Services)	322	6,459
Aspen Group, Inc.* (Diversified Consumer Services)	348	3,290
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	1,236	11,025
Assembly Biosciences, Inc.* (Pharmaceuticals)	478	2,667
Assetmark Financial Holdings, Inc.* (Capital Markets)	255	5,870
Associated Capital Group, Inc.—Class A (Capital Markets)	29	952
Astec Industries, Inc. (Machinery)	350	20,815
Astronics Corp.* (Aerospace & Defense)	370	4,610
Asure Software, Inc.* (Software)	211	1,726
At Home Group, Inc.* (Specialty Retail)	837	20,398
Atara Biotherapeutics, Inc.* (Biotechnology)	1,180	21,783
Atea Pharmaceuticals, Inc.* (Biotechnology)	226	16,498
Athenex, Inc.* (Biotechnology)	1,106	14,455
Athersys, Inc.* (Biotechnology)	2,706	5,236
Athira Pharma, Inc.* (Pharmaceuticals)	200	4,264
Atkore International Group, Inc.* (Electrical Equipment)	738	32,738
Atlantic Capital Bancshares, Inc.* (Banks)	316	5,653
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	1,358	4,020
Atlantic Union Bankshares (Banks)	1,215	39,901
Atlanticus Holdings Corp.* (Consumer Finance)	78	2,007
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	401	20,780
ATN International, Inc. (Diversified Telecommunication Services)	175	7,557
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	271	7,783
Atreca, Inc.*—Class A (Biotechnology)	450	5,850
AtriCure, Inc.* (Health Care Equipment & Supplies)	682	39,713
Atrion Corp. (Health Care Equipment & Supplies)	22	14,332
Auburn National BanCorp, Inc. (Banks)	36	1,423
Avalon GloboCare Corp.* (Health Care Providers & Services)	314	389
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	743	33,658
Avaya Holdings Corp.*—Class C (Software)	1,291	28,712
Avenue Therapeutics, Inc.* (Pharmaceuticals)	104	616
AVEO Pharmaceuticals, Inc.* (Biotechnology)	340	2,696
Avid Bioservices, Inc.* (Biotechnology)	880	12,839
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	493	8,401
Avidity Biosciences, Inc.* (Biotechnology)	261	5,972

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Avient Corp. (Chemicals)	1,425	$54,762
Avis Budget Group, Inc.* (Road & Rail)	821	33,940
Avista Corp. (Multi-Utilities)	1,072	40,179
Avrobio, Inc.* (Biotechnology)	487	6,969
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	519	17,771
Axcella Health, Inc.* (Biotechnology)	241	1,311
AxoGen, Inc.* (Health Care Equipment & Supplies)	568	9,855
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	472	24,402
Axos Financial, Inc.*—Class I (Thrifts & Mortgage Finance)	892	34,743
Axsome Therapeutics, Inc.* (Pharmaceuticals)	432	29,415
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	616	6,363
Aytu BioScience, Inc.* (Pharmaceuticals)	38	271
Aziyo Biologics, Inc.*—Class A (Biotechnology)	35	566
AZZ, Inc. (Electrical Equipment)	406	19,322
B Riley Financial, Inc. (Capital Markets)	296	14,267
B&G Foods, Inc.—Class A (Food Products)	995	37,890
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	455	41,728
Balchem Corp. (Chemicals)	502	53,728
Bally's Corp. (Hotels, Restaurants & Leisure)	280	14,694
Banc of California, Inc. (Banks)	696	11,728
BancFirst Corp. (Banks)	293	16,886
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Diversified Financial Services)	483	7,361
BancorpSouth Bank (Banks)	1,544	42,692
Bandwidth, Inc.* (Diversified Telecommunication Services)	299	53,264
Bank First Corp. (Banks)	98	6,470
Bank of Commerce Holdings (Banks)	249	2,522
Bank of Marin Bancorp (Banks)	206	7,651
Bank7 Corp. (Thrifts & Mortgage Finance)	45	720
BankFinancial Corp. (Thrifts & Mortgage Finance)	206	1,747
BankUnited, Inc. (Banks)	1,431	49,583
Bankwell Financial Group, Inc. (Banks)	103	2,003
Banner Corp. (Banks)	542	23,973
Bar Harbor Bankshares (Banks)	231	4,969
Barnes Group, Inc. (Machinery)	733	35,235
Barrett Business Services, Inc. (Professional Services)	118	7,440
BayCom Corp.* (Banks)	176	2,587
BCB Bancorp, Inc. (Banks)	224	2,572
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	852	33,884
Beam Therapeutics, Inc.* (Biotechnology)	623	60,076
Beazer Homes USA, Inc.* (Household Durables)	445	7,396
Bed Bath & Beyond, Inc. (Specialty Retail)	1,978	69,882
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	157	2,289
Belden, Inc. (Electronic Equipment, Instruments & Components)	688	32,501
Bellerophon Therapeutics, Inc.* (Health Care Equipment & Supplies)	70	484
BellRing Brands, Inc.*—Class A (Personal Products)	621	14,444
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	569	14,413
Benefitfocus, Inc.* (Software)	452	5,560
Berkshire Hills Bancorp, Inc. (Banks)	706	11,705
Berry Corp. (Oil, Gas & Consumable Fuels)	1,056	4,066
Beyond Air, Inc.* (Health Care Equipment & Supplies)	220	1,302
Beyondspring, Inc.* (Biotechnology)	229	2,780
BG Staffing, Inc. (Professional Services)	153	1,931
BGC Partners, Inc.—Class A (Capital Markets)	4,833	17,157
Big Lots, Inc. (Multiline Retail)	613	36,584
Biglari Holdings, Inc.*—Class A (Hotels, Restaurants & Leisure)	1	571

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	15	$1,721
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,755	23,473
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	1,399	5,386
Biodesix, Inc.* (Health Care Providers & Services)	47	1,136
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	751	64,000
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	220	8,342
BioSig Technologies, Inc.* (Health Care Equipment & Supplies)	383	1,697
BioTelemetry, Inc.* (Health Care Providers & Services)	523	37,374
Bioxcel Therapeutics, Inc.* (Biotechnology)	199	9,218
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	344	16,079
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,136	89,862
Black Diamond Therapeutics, Inc.* (Biotechnology)	282	6,985
Black Hills Corp. (Multi-Utilities)	982	58,056
Blackbaud, Inc. (Software)	770	51,197
Blackline, Inc.* (Software)	795	103,047
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	2,148	57,265
Bloom Energy Corp.* (Electrical Equipment)	1,383	48,281
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,366	28,782
Blucora, Inc.* (Capital Markets)	752	12,453
Blue Bird Corp.* (Machinery)	240	4,920
Bluegreen Vacations Corp. (Hotels, Restaurants & Leisure)	81	626
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	195	2,553
Blueprint Medicines Corp.* (Biotechnology)	864	83,591
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	373	3,902
BM Technologies, Inc.* (IT Services)	69	1,005
Bogota Financial Corp.* (Thrifts & Mortgage Finance)	91	825
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	683	7,882
Boise Cascade Co. (Paper & Forest Products)	610	29,054
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	293	6,053
Boot Barn Holdings, Inc.* (Specialty Retail)	445	25,472
Boston Omaha Corp.*—Class A (Media)	205	5,597
Boston Private Financial Holdings, Inc. (Banks)	1,279	15,591
Bottomline Technologies, Inc.* (Software)	692	33,064
Box, Inc.*—Class A (Software)	2,207	38,269
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	1,269	57,308
Brady Corp.—Class A (Commercial Services & Supplies)	736	33,790
BrainStorm Cell Therapeutics, Inc.* (Biotechnology)	420	2,537
Bridgebio Pharma, Inc.* (Biotechnology)	1,451	82,359
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	337	4,327
Bridgford Foods Corp.* (Food Products)	26	436
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	661	8,851
Brightcove, Inc.* (IT Services)	615	10,117
Brightsphere Investment Group, Inc. (Capital Markets)	957	17,542
BrightView Holdings, Inc.* (Commercial Services & Supplies)	637	9,033
Brinker International, Inc. (Hotels, Restaurants & Leisure)	700	41,216
Bristow Group, Inc.* (Energy Equipment & Services)	101	2,445
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,007	20,652
Broadstone Net Lease, Inc.—Class A (Equity Real Estate Investment Trusts)	553	9,971
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,866	14,158

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Brookfield Infrastructure Corp.—Class A (Gas Utilities)	495	$33,205
Brookfield Renewable Corp.—Class A (Equity Real Estate Investment Trusts)	1,600	89,519
Brookline Bancorp, Inc. (Banks)	1,209	15,221
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	1,133	85,837
BRP Group, Inc.*—Class A (Insurance)	662	15,365
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	164	2,293
Bryn Mawr Bank Corp. (Banks)	307	9,542
Builders FirstSource, Inc.* (Building Products)	3,191	122,057
Business First Bancshares, Inc. (Banks)	301	6,110
Byline Bancorp, Inc. (Banks)	379	6,091
C&F Financial Corp. (Banks)	55	2,165
C4 Therapeutics, Inc.* (Biotechnology)	167	6,032
Cabaletta Bio, Inc.* (Biotechnology)	201	2,619
Cactus, Inc.—Class A (Energy Equipment & Services)	742	19,440
Cadence Bancorp (Banks)	1,923	34,460
Cadiz, Inc.* (Water Utilities)	318	3,549
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,809	197,725
Caesarstone, Ltd. (Building Products)	347	4,365
CAI International, Inc. (Trading Companies & Distributors)	260	8,442
CalAmp Corp.* (Communications Equipment)	533	5,335
Calavo Growers, Inc. (Food Products)	257	19,571
Caledonia Mining Corp. PLC (Metals & Mining)	183	2,750
Caleres, Inc. (Specialty Retail)	564	8,522
California Bancorp, Inc.* (Banks)	118	1,594
California Water Service Group (Water Utilities)	770	42,073
Calithera Biosciences, Inc.* (Biotechnology)	1,027	2,947
Calix, Inc.* (Communications Equipment)	821	24,794
Callaway Golf Co. (Leisure Products)	1,458	40,663
Cal-Maine Foods, Inc.* (Food Products)	578	22,161
Calyxt, Inc.* (Biotechnology)	162	1,439
Cambium Networks Corp.* (Communications Equipment)	87	3,197
Cambridge Bancorp (Banks)	99	7,277
Camden National Corp. (Banks)	230	8,637
Camping World Holdings, Inc.—Class A (Specialty Retail)	512	17,490
Cannae Holdings, Inc.* (Diversified Financial Services)	1,346	51,134
Cantel Medical Corp.* (Health Care Equipment & Supplies)	591	46,671
Capital Bancorp, Inc.* (Banks)	124	1,828
Capital City Bank Group, Inc. (Banks)	209	4,667
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,033	25,250
Capstar Financial Holdings, Inc. (Banks)	250	3,625
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	1,487	7,941
Cara Therapeutics, Inc.* (Biotechnology)	642	12,005
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	613	27,579
Cardlytics, Inc.* (Media)	409	50,007
Cardtronics PLC*—Class A (IT Services)	562	21,834
CareDx, Inc.* (Biotechnology)	747	57,093
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,491	33,488
Cargurus, Inc.* (Interactive Media & Services)	1,369	40,042
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	533	8,373
Carpenter Technology Corp. (Metals & Mining)	741	23,149
Carriage Services, Inc. (Diversified Consumer Services)	257	8,512
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	544	3,340
Cars.com, Inc.* (Interactive Media & Services)	1,052	12,214
Carter Bankshares, Inc. (Banks)	354	3,544
Casa Systems, Inc.* (Communications Equipment)	495	3,816
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	760	43,502

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
CASI Pharmaceuticals, Inc.* (Biotechnology)	1,032	$3,468
Casper Sleep, Inc.* (Household Durables)	395	3,128
Cass Information Systems, Inc. (IT Services)	222	9,013
Cassava Sciences, Inc.* (Pharmaceuticals)	509	10,088
Castle Biosciences, Inc.* (Biotechnology)	185	12,364
Catabasis Pharmaceuticals, Inc.* (Biotechnology)	316	1,311
Catalyst Biosciences, Inc.* (Biotechnology)	344	1,944
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,514	5,511
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	760	6,931
Cathay General Bancorp (Banks)	1,184	40,043
Cavco Industries, Inc.* (Household Durables)	143	26,978
CB Financial Services, Inc. (Banks)	77	1,387
CBIZ, Inc.* (Professional Services)	795	20,598
CBTX, Inc. (Banks)	276	7,264
CECO Environmental Corp.* (Commercial Services & Supplies)	483	3,347
Cellular Biomedicine Group, Inc.* (Biotechnology)	193	3,783
CEL-SCI Corp.* (Biotechnology)	527	13,149
Celsius Holdings, Inc.* (Beverages)	554	29,584
Centerspace (Equity Real Estate Investment Trusts)	203	14,198
Centogene NV* (Biotechnology)	133	1,404
Central Garden & Pet Co.* (Household Products)	150	6,344
Central Garden & Pet Co.*—Class A (Household Products)	616	24,024
Central Pacific Financial Corp. (Banks)	429	8,529
Central Valley Community Bancorp (Banks)	165	2,525
Century Aluminum Co.* (Metals & Mining)	788	7,683
Century Bancorp, Inc.—Class A (Banks)	43	3,406
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	422	2,933
Century Communities, Inc.* (Household Durables)	456	21,405
Cerecor, Inc.* (Pharmaceuticals)	566	1,783
Cerence, Inc.* (Software)	573	64,124
Cerus Corp.* (Health Care Equipment & Supplies)	2,561	16,877
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	343	20,165
Champions Oncology, Inc.* (Life Sciences Tools & Services)	101	1,109
ChampionX Corp.* (Energy Equipment & Services)	2,899	44,327
ChannelAdvisor Corp.* (Software)	435	8,918
Chart Industries, Inc.* (Machinery)	563	67,621
Chase Corp. (Chemicals)	116	11,628
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	723	7,743
Checkmate Pharmaceuticals, Inc.* (Biotechnology)	78	1,221
Checkpoint Therapeutics, Inc.* (Biotechnology)	808	2,626
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	471	12,854
Chembio Diagnostics, Inc.* (Health Care Equipment & Supplies)	308	2,030
ChemoCentryx, Inc.* (Biotechnology)	773	44,069
Chemung Financial Corp. (Banks)	55	1,840
Cherry Hill Mortgage Investment Corp. (Mortgage Real Estate Investment Trusts)	237	2,086
Chesapeake Utilities Corp. (Gas Utilities)	267	27,082
Chiasma, Inc.* (Pharmaceuticals)	782	3,097
Chico's FAS, Inc. (Specialty Retail)	1,855	4,100
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	2,995	30,249
Chimerix, Inc.* (Biotechnology)	763	6,470
Chinook Therapeutics, Inc.* (Biotechnology)	208	2,947
ChoiceOne Financial Services, Inc. (Banks)	114	2,934
ChromaDex Corp.* (Life Sciences Tools & Services)	644	3,053
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	593	111,158
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	306	10,734

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Cidara Therapeutics, Inc.* (Biotechnology)	563	$1,379
CIM Commercial Trust Corp. (Equity Real Estate Investment Trusts)	175	2,448
Cimpress PLC* (Commercial Services & Supplies)	277	25,315
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	782	11,918
Cinemark Holdings, Inc. (Entertainment)	1,668	33,760
CIRCOR International, Inc.* (Machinery)	311	9,943
CIT Group, Inc. (Banks)	1,540	56,825
Citi Trends, Inc. (Specialty Retail)	155	9,145
Citizens & Northern Corp. (Banks)	209	3,994
Citizens Holding Co. (Banks)	73	1,474
Citizens, Inc.* (Insurance)	773	4,677
City Holding Co. (Banks)	240	16,572
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	667	6,283
Civista Bancshares, Inc. (Banks)	246	4,194
Clarus Corp. (Leisure Products)	378	6,071
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,027	20,736
Clearfield, Inc.* (Communications Equipment)	174	5,450
Clearwater Paper Corp.* (Paper & Forest Products)	251	9,558
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	544	15,684
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	1,279	39,623
Cleveland-Cliffs, Inc. (Metals & Mining)	6,162	94,525
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	232	1,626
Cloudera, Inc.* (Software)	3,196	48,803
Clovis Oncology, Inc.* (Biotechnology)	1,294	10,223
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	452	66,584
CNB Financial Corp. (Banks)	231	4,858
CNO Financial Group, Inc. (Insurance)	2,161	45,835
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,470	43,965
Co.-Diagnostics, Inc.* (Health Care Equipment & Supplies)	414	5,316
Coastal Financial Corp.* (Banks)	142	2,812
Coca-Cola Consolidated, Inc. (Beverages)	73	19,481
Codexis, Inc.* (Life Sciences Tools & Services)	836	19,470
Codiak Biosciences, Inc.* (Biotechnology)	87	2,078
Codorus Valley Bancorp, Inc. (Banks)	145	2,291
Coeur Mining, Inc.* (Metals & Mining)	3,777	34,182
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	664	37,815
Cohbar, Inc.* (Biotechnology)	514	889
Cohen & Steers, Inc. (Capital Markets)	381	24,956
Coherus Biosciences, Inc.* (Biotechnology)	917	17,240
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	641	26,076
Collectors Universe, Inc. (Diversified Consumer Services)	142	12,966
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	536	12,939
Colony Bankcorp, Inc. (Banks)	121	1,676
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	7,493	37,165
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	1,311	10,357
Columbia Banking System, Inc. (Banks)	1,120	43,142
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	746	11,503
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,787	24,303
Columbus McKinnon Corp. (Machinery)	362	15,635
Comfort Systems USA, Inc. (Construction & Engineering)	560	31,041
Commercial Metals Co. (Metals & Mining)	1,855	36,525
Community Bank System, Inc. (Banks)	825	53,500
Community Bankers Trust Corp. (Banks)	339	2,448

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Community Health Systems, Inc.* (Health Care Providers & Services)	1,330	$12,396
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	348	15,563
Community Trust Bancorp, Inc. (Banks)	242	8,823
CommVault Systems, Inc.* (Software)	660	41,435
Compass Minerals International, Inc. (Metals & Mining)	533	31,053
Computer Programs & Systems, Inc. (Health Care Technology)	200	6,156
CompX International, Inc. (Commercial Services & Supplies)	26	363
comScore, Inc.* (Media)	945	3,015
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	382	1,738
Comtech Telecommunications Corp. (Communications Equipment)	384	8,195
Concert Pharmaceuticals, Inc.* (Biotechnology)	461	4,827
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	405	2,211
Conduent, Inc.* (IT Services)	2,573	12,402
CONMED Corp. (Health Care Equipment & Supplies)	424	47,446
ConnectOne Bancorp, Inc. (Banks)	578	12,283
Conn's, Inc.* (Specialty Retail)	272	4,279
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	405	3,289
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,135	6,929
Consolidated Water Co., Ltd. (Water Utilities)	226	2,863
Constellation Pharmaceuticals, Inc.* (Biotechnology)	478	15,760
Construction Partners, Inc.*—Class A (Construction & Engineering)	411	11,681
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	1,789	4,276
ContraFect Corp.* (Biotechnology)	382	1,868
Cooper Tire & Rubber Co. (Auto Components)	787	28,922
Cooper-Standard Holding, Inc.* (Auto Components)	261	7,963
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	1,199	2,194
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,518	42,900
CoreCivic, Inc. (Equity Real Estate Investment Trusts)	1,866	13,267
Core-Mark Holding Co., Inc. (Distributors)	697	21,378
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	214	1,928
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	613	4,175
CorMedix, Inc.* (Pharmaceuticals)	495	4,331
Cornerstone Building Brands, Inc.* (Building Products)	682	7,761
Cornerstone OnDemand, Inc.* (Software)	958	39,182
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	239	9,029
Cortexyme, Inc.* (Biotechnology)	245	9,609
CorVel Corp.* (Health Care Providers & Services)	137	13,538
Costamare, Inc. (Marine)	789	6,312
County Bancorp, Inc. (Banks)	77	1,666
Covanta Holding Corp. (Commercial Services & Supplies)	1,849	26,163
Covenant Logistics Group, Inc.*—Class A (Road & Rail)	181	2,731
Covetrus, Inc.* (Health Care Providers & Services)	1,813	61,769
Cowen, Inc.—Class A (Capital Markets)	400	10,060
CRA International, Inc. (Professional Services)	118	6,279
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	370	50,065
Crawford & Co.—Class A (Insurance)	253	1,925
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	422	6,056
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,041	72,892
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	558	4,888
CrossFirst Bankshares, Inc.* (Banks)	748	8,602
CryoLife, Inc.* (Health Care Equipment & Supplies)	591	14,143
CryoPort, Inc.* (Health Care Equipment & Supplies)	544	37,101

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
CSG Systems International, Inc. (IT Services)	509	$21,933
CSW Industrials, Inc. (Building Products)	214	24,935
CTO Realty Growth, Inc. (Real Estate Management & Development)	91	3,834
CTS Corp. (Electronic Equipment, Instruments & Components)	497	15,159
Cubic Corp. (Aerospace & Defense)	490	29,978
Cue BioPharma, Inc.* (Biotechnology)	461	6,242
Curo Group Holdings Corp. (Consumer Finance)	286	4,156
Cushman & Wakefield PLC* (Real Estate Management & Development)	1,725	24,719
Customers Bancorp, Inc. (Banks)	447	9,932
Cutera, Inc.* (Health Care Equipment & Supplies)	270	6,537
CVB Financial Corp. (Banks)	2,017	39,190
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	462	7,900
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	111	2,685
Cyclerion Therapeutics, Inc.* (Biotechnology)	346	1,093
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	1,081	5,783
Cytokinetics, Inc.* (Biotechnology)	1,035	20,358
CytomX Therapeutics, Inc.* (Biotechnology)	705	4,872
CytoSorbents Corp.* (Health Care Equipment & Supplies)	641	6,724
Daily Journal Corp.* (Media)	17	5,678
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	570	2,736
Dana, Inc. (Auto Components)	2,258	43,715
Darling Ingredients, Inc.* (Food Products)	2,510	155,644
Daseke, Inc.* (Road & Rail)	711	3,740
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	690	23,474
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	595	26,299
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	436	127,304
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	465	4,473
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	974	18,272
Deluxe Corp. (Commercial Services & Supplies)	651	22,062
Denali Therapeutics, Inc.* (Biotechnology)	980	67,130
Denny's Corp.* (Hotels, Restaurants & Leisure)	969	15,242
DermTech, Inc.* (Biotechnology)	128	5,245
Designer Brands, Inc.* (Specialty Retail)	962	11,785
DHI Group, Inc.* (Interactive Media & Services)	750	1,875
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,740	9,344
Diamond Hill Investment Group, Inc. (Capital Markets)	47	6,967
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	426	2,722
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	3,116	25,551
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	1,029	23,122
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,095	14,958
Digi International, Inc.* (Communications Equipment)	447	8,256
Digimarc Corp.* (Software)	186	7,228
Digital Turbine, Inc.* (Software)	1,313	75,117
Dillard's, Inc.—Class A (Multiline Retail)	113	9,923
Dime Community Bancshares, Inc. (Banks)	550	13,437
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	242	16,640
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	668	47,281
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	3,701	14,878
DMC Global, Inc. (Machinery)	227	12,978
Domo, Inc.* (Software)	405	25,673
Domtar Corp. (Paper & Forest Products)	859	25,744

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Donegal Group, Inc.—Class A (Insurance)	176	$2,441
Donnelley Financial Solutions, Inc.* (Capital Markets)	463	8,283
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	588	6,815
Dorman Products, Inc.* (Auto Components)	415	37,694
Douglas Dynamics, Inc. (Machinery)	352	14,362
Dril-Quip, Inc.* (Energy Equipment & Services)	545	16,415
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	347	5,597
Ducommun, Inc.* (Aerospace & Defense)	168	8,289
Duluth Holdings, Inc.*—Class B (Internet & Direct Marketing Retail)	173	2,157
Durect Corp.* (Pharmaceuticals)	3,201	6,594
DXP Enterprises, Inc.* (Trading Companies & Distributors)	256	5,937
Dyadic International, Inc.* (Biotechnology)	301	1,677
Dycom Industries, Inc.* (Construction & Engineering)	478	38,785
Dynavax Technologies Corp.* (Biotechnology)	1,658	10,462
Dyne Therapeutics, Inc.* (Biotechnology)	222	4,291
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	345	6,227
DZS, Inc.* (Communications Equipment)	188	2,895
Eagle Bancorp Montana, Inc. (Banks)	98	2,096
Eagle Bancorp, Inc. (Banks)	500	21,245
Eagle Bulk Shipping, Inc.* (Marine)	99	1,937
Eagle Pharmaceuticals, Inc.* (Biotechnology)	162	7,561
Eargo, Inc.* (Health Care Equipment & Supplies)	124	6,520
Earthstone Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	368	1,892
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,272	27,920
Eastern Bankshares, Inc.* (Banks)	2,588	41,253
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	610	82,434
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	245	2,350
Ebix, Inc. (Software)	417	21,713
Echo Global Logistics, Inc.* (Air Freight & Logistics)	409	10,769
Edgewell Personal Care Co. (Personal Products)	850	28,390
Editas Medicine, Inc.* (Biotechnology)	979	60,062
eGain Corp.* (Software)	326	3,586
eHealth, Inc.* (Insurance)	403	19,284
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	477	4,584
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	291	5,922
Electromed, Inc.* (Health Care Equipment & Supplies)	111	1,103
elf Beauty, Inc.* (Personal Products)	706	15,363
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	644	9,634
Ellington Residential Mortgage REIT (Mortgage Real Estate Investment Trusts)	140	1,674
Eloxx Pharmaceuticals, Inc.* (Pharmaceuticals)	415	1,428
EMCOR Group, Inc. (Construction & Engineering)	849	74,966
Emerald Holding, Inc. (Media)	382	1,551
Emergent BioSolutions, Inc.* (Biotechnology)	705	75,329
Employers Holdings, Inc. (Insurance)	449	13,695
Enanta Pharmaceuticals, Inc.* (Biotechnology)	297	14,274
Encore Capital Group, Inc.* (Consumer Finance)	487	14,464
Encore Wire Corp. (Electrical Equipment)	318	18,365
Endo International PLC* (Pharmaceuticals)	3,526	25,669
Endurance International Group Holdings, Inc.* (IT Services)	1,031	9,774
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	2,029	7,710
Energy Recovery, Inc.* (Machinery)	626	8,664
Enerpac Tool Group Corp. (Machinery)	845	17,128
EnerSys (Electrical Equipment)	664	54,601
Ennis, Inc. (Commercial Services & Supplies)	400	7,280
Enochian Biosciences, Inc.* (Biotechnology)	216	819

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Enova International, Inc.* (Consumer Finance)	539	$12,181
EnPro Industries, Inc. (Machinery)	323	23,317
Enstar Group, Ltd.* (Insurance)	188	37,639
Entercom Communications Corp.—Class A (Media)	1,830	8,510
Enterprise Bancorp, Inc. (Banks)	140	3,548
Enterprise Financial Services Corp. (Banks)	375	13,241
Entravision Communications Corp.—Class A (Media)	918	2,938
Envela Corp.* (Specialty Retail)	121	757
Envestnet, Inc.* (Software)	829	63,609
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	694	1,957
Epizyme, Inc.* (Biotechnology)	1,392	15,242
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	208	17,480
Equity Bancshares, Inc.*—Class A (Banks)	221	4,880
Eros STX Global Corp.* (Entertainment)	2,532	4,811
Escalade, Inc. (Leisure Products)	162	3,378
ESCO Technologies, Inc. (Machinery)	399	37,937
Esperion Therapeutics, Inc.* (Biotechnology)	404	12,722
Esquire Financial Holdings, Inc.* (Banks)	106	2,340
ESSA Bancorp, Inc. (Thrifts & Mortgage Finance)	142	2,028
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,721	71,990
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	1,622	33,770
Ethan Allen Interiors, Inc. (Household Durables)	353	8,348
Eton Pharmaceuticals, Inc.* (Pharmaceuticals)	266	2,373
Evans Bancorp, Inc. (Banks)	75	2,229
Evelo Biosciences, Inc.* (Biotechnology)	312	5,476
Eventbrite, Inc.* (Interactive Media & Services)	1,003	17,904
Everi Holdings, Inc.* (IT Services)	1,281	16,755
EverQuote, Inc.*—Class A (Interactive Media & Services)	219	9,868
EVERTEC, Inc. (IT Services)	939	32,583
EVI Industries, Inc.* (Trading Companies & Distributors)	78	2,801
Evo Payments, Inc.* (IT Services)	646	14,832
Evofem Biosciences, Inc.* (Pharmaceuticals)	1,197	3,148
Evolent Health, Inc.* (Health Care Technology)	1,178	20,108
Evolus, Inc.* (Pharmaceuticals)	340	2,298
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	476	1,514
Evoqua Water Technologies Corp.* (Machinery)	1,424	38,804
Exagen, Inc.* (Health Care Providers & Services)	75	1,178
Exicure, Inc.* (Biotechnology)	925	1,970
ExlService Holdings, Inc.* (IT Services)	516	39,567
eXp World Holdings, Inc.* (Real Estate Management & Development)	388	41,357
Exponent, Inc. (Professional Services)	801	66,147
Express, Inc.* (Specialty Retail)	993	5,958
Exterran Corp.* (Energy Equipment & Services)	407	1,758
Extreme Networks, Inc.* (Communications Equipment)	1,887	15,266
EZCORP, Inc.*—Class A (Consumer Finance)	747	3,354
Fabrinet* (Electronic Equipment, Instruments & Components)	573	45,233
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	596	1,824
Farmer Bros Co.* (Food Products)	254	1,331
Farmers & Merchants Bancorp, Inc./Archbold Ohio (Banks)	158	3,618
Farmers National Bancorp (Banks)	405	5,395
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	400	4,124
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	277	19,548
Fate Therapeutics, Inc.* (Biotechnology)	1,117	101,233
Fathom Holdings, Inc.* (Real Estate Management & Development)	75	2,834
FB Financial Corp. (Banks)	493	18,418
FBL Financial Group, Inc.—Class A (Insurance)	150	8,406

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	142	$10,792
Federal Signal Corp. (Machinery)	933	30,500
Federated Hermes, Inc.—Class B (Capital Markets)	1,482	40,014
FedNat Holding Co. (Insurance)	193	1,004
Fennec Pharmaceuticals, Inc.* (Biotechnology)	339	2,441
Ferro Corp.* (Chemicals)	1,277	17,610
FibroGen, Inc.* (Biotechnology)	1,315	63,357
Fidelity D&D Bancorp, Inc. (Banks)	61	3,002
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	281	4,232
Financial Institutions, Inc. (Banks)	247	5,654
First Bancorp (Banks)	441	15,020
First Bancorp (Banks)	3,357	30,549
First Bancshares, Inc. (Banks)	323	9,671
First Bank/Hamilton NJ (Banks)	250	2,263
First Busey Corp. (Banks)	787	16,267
First Business Financial Services, Inc. (Banks)	127	2,446
First Capital, Inc. (Thrifts & Mortgage Finance)	51	2,447
First Choice Bancorp (Banks)	162	3,185
First Commonwealth Financial Corp. (Banks)	1,491	17,489
First Community Bancshares, Inc. (Banks)	271	5,816
First Community Corp. (Banks)	112	1,903
First Financial Bancorp (Banks)	1,512	27,700
First Financial Bankshares, Inc. (Banks)	2,014	76,289
First Financial Corp. (Banks)	210	8,062
First Foundation, Inc. (Banks)	615	12,460
First Guaranty Bancshares, Inc. (Banks)	57	912
First Internet Bancorp (Banks)	148	4,532
First Interstate BancSystem—Class A (Banks)	632	24,433
First Merchants Corp. (Banks)	841	31,680
First Mid Bancshares, Inc. (Banks)	227	7,688
First Midwest Bancorp, Inc. (Banks)	1,778	29,390
First Northwest Bancorp (Banks)	135	1,850
First of Long Island Corp. (Banks)	355	5,939
First Savings Financial Group, Inc. (Banks)	29	1,751
First United Corp. (Banks)	104	1,626
First Western Financial, Inc.* (Banks)	97	1,792
FirstCash, Inc. (Consumer Finance)	635	37,389
Five Prime Therapeutics, Inc.* (Biotechnology)	488	8,159
Five Star Senior Living* (Health Care Providers & Services)	294	2,126
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	751	32,180
Flexion Therapeutics, Inc.* (Biotechnology)	683	8,312
Fluent, Inc.* (Media)	652	3,534
Fluidigm Corp.* (Life Sciences Tools & Services)	1,154	7,478
Fluor Corp. (Construction & Engineering)	2,198	38,003
Flushing Financial Corp. (Banks)	459	8,391
FNCB Bancorp, Inc. (Banks)	267	1,634
Focus Financial Partners, Inc.* (Capital Markets)	491	23,362
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	112	1,848
FONAR Corp.* (Health Care Equipment & Supplies)	98	1,746
Forestar Group, Inc.* (Real Estate Management & Development)	260	5,587
Forma Therapeutics Holdings, Inc.* (Biotechnology)	268	10,353
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,204	49,207
Forrester Research, Inc.* (Professional Services)	173	6,861
Forterra, Inc.* (Construction Materials)	454	8,308
Fortress Biotech, Inc.* (Biotechnology)	1,043	3,327
Forward Air Corp. (Air Freight & Logistics)	426	30,540
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	732	10,614
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,147	30,235
Fox Factory Holding Corp.* (Auto Components)	645	77,168
Franchise Group, Inc. (Diversified Consumer Services)	340	12,335
Franklin Covey Co.* (Professional Services)	195	4,690
Franklin Electric Co., Inc. (Machinery)	718	49,844

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Franklin Financial Services Corp. (Banks)	65	$1,756
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	1,621	6,662
Frank's International N.V.* (Energy Equipment & Services)	2,417	6,719
Frequency Therapeutics, Inc.* (Biotechnology)	391	15,245
Fresh Del Monte Produce, Inc. (Food Products)	485	11,868
Freshpet, Inc.* (Food Products)	604	84,142
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	1,840	10,856
FRP Holdings, Inc.* (Real Estate Management & Development)	101	4,362
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	58	3,110
FuelCell Energy, Inc.* (Electrical Equipment)	4,486	93,128
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	224	2,477
Fulgent Genetics, Inc.* (Health Care Providers & Services)	211	23,313
Fulton Financial Corp. (Banks)	2,476	33,178
Funko, Inc.* (Distributors)	380	4,541
FutureFuel Corp. (Chemicals)	404	5,373
FVCBankcorp, Inc.* (Banks)	184	2,839
G1 Therapeutics, Inc.* (Biotechnology)	532	12,837
Gaia, Inc.* (Internet & Direct Marketing Retail)	189	1,727
Galectin Therapeutics, Inc.* (Biotechnology)	581	1,139
Galera Therapeutics, Inc.* (Biotechnology)	137	1,540
GAMCO Investors, Inc.—Class A (Capital Markets)	83	1,478
GameStop Corp.*—Class A (Specialty Retail)	892	289,899
GAN, Ltd.* (Hotels, Restaurants & Leisure)	375	8,854
Gannett Co., Inc.* (Media)	2,077	9,305
Gatos Silver, Inc.* (Metals & Mining)	369	4,874
GATX Corp. (Trading Companies & Distributors)	543	50,390
GCP Applied Technologies, Inc.* (Chemicals)	762	18,890
Genasys, Inc.* (Communications Equipment)	519	3,861
Genco Shipping & Trading, Ltd. (Marine)	267	2,112
Gencor Industries, Inc.* (Machinery)	143	1,832
General Finance Corp.* (Trading Companies & Distributors)	162	1,196
Generation Bio Co.* (Biotechnology)	191	5,029
Genesco, Inc.* (Specialty Retail)	226	8,771
Genie Energy, Ltd.—Class B (Electric Utilities)	205	1,513
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	1,086	14,998
Genprex, Inc.* (Biotechnology)	454	2,029
Gentherm, Inc.* (Auto Components)	511	31,304
Genworth Financial, Inc.*—Class A (Insurance)	7,870	22,351
German American Bancorp, Inc. (Banks)	384	12,991
Geron Corp.* (Biotechnology)	4,482	7,978
Getty Realty Corp. (Equity Real Estate Investment Trusts)	544	14,454
Gibraltar Industries, Inc.* (Building Products)	508	45,532
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	686	18,549
Glacier Bancorp, Inc. (Banks)	1,495	69,741
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	524	9,280
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	334	5,257
Glatfelter Corp. (Paper & Forest Products)	683	10,689
Glaukos Corp.* (Health Care Equipment & Supplies)	666	59,068
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	686	8,602
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,405	22,635
Global Water Resources, Inc. (Water Utilities)	200	3,214
Glu Mobile, Inc.* (Entertainment)	2,279	20,078
GlycoMimetics, Inc.* (Biotechnology)	578	2,098

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
GMS, Inc.* (Trading Companies & Distributors)	650	$18,844
Gogo, Inc.* (Wireless Telecommunication Services)	861	11,537
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	1,420	15,379
Gold Resource Corp. (Metals & Mining)	1,046	2,950
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	261	4,437
Goodrich Petroleum Corp.* (Oil, Gas & Consumable Fuels)	144	1,392
Goosehead Insurance, Inc. (Insurance)	206	27,522
GoPro, Inc.*—Class A (Household Durables)	1,909	17,086
Gorman-Rupp Co. (Machinery)	275	8,663
Gossamer Bio, Inc.* (Biotechnology)	883	8,918
GP Strategies Corp.* (Professional Services)	204	2,464
Graham Corp. (Machinery)	150	2,214
Granite Construction, Inc. (Construction & Engineering)	729	21,586
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	852	7,941
Gray Television, Inc.* (Media)	1,354	23,086
Graybug Vision, Inc.* (Pharmaceuticals)	102	3,126
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	323	3,182
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	992	13,521
Great Southern Bancorp, Inc. (Banks)	169	8,310
Great Western Bancorp, Inc. (Banks)	862	20,688
Green Brick Partners, Inc.* (Household Durables)	370	7,363
Green Dot Corp.*—Class A (Consumer Finance)	803	40,335
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	533	10,239
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	47	1,115
Greenhill & Co., Inc. (Capital Markets)	224	2,601
Greenlane Holdings, Inc.*—Class A (Distributors)	160	707
Greenlight Capital Re, Ltd.*—Class A (Insurance)	422	3,169
GreenSky, Inc.*—Class A (IT Services)	985	4,856
Greif, Inc.—Class A (Containers & Packaging)	400	18,064
Greif, Inc.—Class B (Containers & Packaging)	93	4,250
Grid Dynamics Holdings, Inc.* (IT Services)	425	5,525
Griffon Corp. (Building Products)	680	15,273
Gritstone Oncology, Inc.* (Biotechnology)	470	8,507
Group 1 Automotive, Inc. (Specialty Retail)	272	37,433
Groupon, Inc.* (Internet & Direct Marketing Retail)	363	12,404
GrowGeneration Corp.* (Specialty Retail)	574	24,791
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	258	1,852
GTT Communications, Inc.* (IT Services)	498	2,316
GTY Technology Holdings, Inc.* (Software)	691	5,196
Guaranty Bancshares, Inc. (Banks)	109	3,638
Guess?, Inc. (Specialty Retail)	620	14,396
GWG Holdings, Inc.* (Diversified Financial Services)	50	364
H&E Equipment Services, Inc. (Trading Companies & Distributors)	500	13,740
H.B. Fuller Co. (Chemicals)	803	40,865
Halozyme Therapeutics, Inc.* (Biotechnology)	2,074	98,701
Hamilton Beach Brands Holding Co.—Class A (Household Durables)	107	2,053
Hamilton Lane, Inc. (Capital Markets)	501	37,760
Hancock Whitney Corp. (Banks)	1,346	45,952
Hanger, Inc.* (Health Care Providers & Services)	578	11,843
Hanmi Financial Corp. (Banks)	477	6,592
Hannon Armstrong Sustainable Infrastructure Capital, Inc.—Class I (Mortgage Real Estate Investment Trusts)	1,146	67,785
HarborOne Bancorp, Inc. (Banks)	826	8,970
Harmonic, Inc.* (Communications Equipment)	1,496	11,609

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	97	$3,478
Harpoon Therapeutics, Inc.* (Biotechnology)	168	3,239
Harrow Health, Inc.* (Pharmaceuticals)	349	3,141
Harsco Corp.* (Machinery)	1,220	20,289
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	598	2,775
Haverty Furniture Cos., Inc. (Specialty Retail)	255	8,336
Hawaiian Holdings, Inc. (Airlines)	710	13,895
Hawkins, Inc. (Chemicals)	152	8,349
Hawthorn Bancshares, Inc. (Banks)	91	1,671
Haynes International, Inc. (Metals & Mining)	195	4,522
HBT Financial, Inc. (Banks)	153	2,284
HC2 Holdings, Inc.* (Construction & Engineering)	873	3,047
HCI Group, Inc. (Insurance)	96	5,340
Health Catalyst, Inc.* (Health Care Technology)	524	26,032
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,109	63,291
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,164	37,737
HealthEquity, Inc.* (Health Care Providers & Services)	1,175	98,171
HealthStream, Inc.* (Health Care Technology)	403	9,382
Heartland Express, Inc. (Road & Rail)	759	14,246
Heartland Financial USA, Inc. (Banks)	542	23,122
Hecla Mining Co. (Metals & Mining)	8,141	46,322
Heidrick & Struggles International, Inc. (Professional Services)	299	8,719
Helen of Troy, Ltd.* (Household Durables)	395	96,479
Helios Technologies, Inc. (Machinery)	485	26,457
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,226	9,171
Hemisphere Media Group, Inc.* (Media)	256	2,673
Herc Holdings, Inc.* (Trading Companies & Distributors)	379	24,248
Heritage Commerce Corp. (Banks)	907	7,963
Heritage Financial Corp. (Banks)	562	13,263
Heritage Insurance Holdings, Inc. (Insurance)	391	3,644
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	244	5,295
Herman Miller, Inc. (Commercial Services & Supplies)	919	31,476
Heron Therapeutics, Inc.* (Biotechnology)	1,367	23,731
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	531	4,057
Heska Corp.* (Health Care Equipment & Supplies)	108	18,075
HF Foods Group, Inc.* (Food & Staples Retailing)	554	4,338
Hibbett Sports, Inc.* (Specialty Retail)	257	14,508
Hillenbrand, Inc. (Machinery)	1,156	47,512
Hilltop Holdings, Inc. (Banks)	1,125	33,795
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,328	39,468
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	22	4,824
HMS Holdings Corp.* (Health Care Technology)	1,374	50,591
HNI Corp. (Commercial Services & Supplies)	665	21,453
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	117	3,295
Home BancShares, Inc. (Banks)	2,387	50,603
HomeStreet, Inc. (Thrifts & Mortgage Finance)	333	12,121
HomeTrust Bancshares, Inc. (Banks)	244	5,124
Homology Medicines, Inc.* (Biotechnology)	531	6,452
Hooker Furniture Corp. (Household Durables)	181	5,454
Hookipa Pharma, Inc.* (Biotechnology)	194	2,074
Hope Bancorp, Inc. (Banks)	1,832	20,482
Horace Mann Educators Corp. (Insurance)	646	25,304
Horizon Bancorp, Inc. (Banks)	667	10,559
Hostess Brands, Inc.* (Food Products)	1,955	30,009
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	1,647	8,120
Houlihan Lokey, Inc. (Capital Markets)	808	52,399
Howard Bancorp, Inc.* (Banks)	205	2,481

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Hub Group, Inc.*—Class A (Air Freight & Logistics)	511	$26,894
Hurco Cos., Inc. (Machinery)	97	2,854
Huron Consulting Group, Inc.* (Professional Services)	353	18,695
Hyster-Yale Materials Handling, Inc. (Machinery)	154	13,815
I3 Verticals, Inc.*—Class A (IT Services)	290	8,416
IBEX, Ltd.* (Commercial Services & Supplies)	78	1,437
iBio, Inc.* (Biotechnology)	2,811	4,498
iCAD, Inc.* (Health Care Technology)	313	4,754
ICF International, Inc. (Professional Services)	283	21,828
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	350	12,635
Ideaya Biosciences, Inc.* (Biotechnology)	249	4,377
IDT Corp.*—Class B (Diversified Telecommunication Services)	309	4,335
IES Holdings, Inc.* (Construction & Engineering)	127	5,776
IGM Biosciences, Inc.* (Biotechnology)	111	10,583
iHeartMedia, Inc.*—Class A (Media)	953	13,857
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,602	134,679
IMARA, Inc.* (Pharmaceuticals)	119	1,549
IMAX Corp.* (Entertainment)	772	14,591
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	267	3,378
Immunic, Inc.* (Biotechnology)	87	1,441
ImmunoGen, Inc.* (Biotechnology)	2,881	20,542
Immunome, Inc.* (Biotechnology)	32	465
Immunovant, Inc.* (Biotechnology)	585	22,833
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	267	14,143
Inari Medical, Inc.* (Health Care Equipment & Supplies)	121	11,546
Independence Holding Co. (Insurance)	72	2,773
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,479	19,641
Independent Bank Corp. (Banks)	513	38,516
Independent Bank Corp. (Banks)	329	6,040
Independent Bank Group, Inc. (Banks)	578	35,501
Indus Realty Trust, Inc. (Real Estate Management & Development)	51	3,250
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,013	21,486
Infinera Corp.* (Communications Equipment)	2,560	25,216
Information Services Group, Inc.* (IT Services)	561	1,980
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	229	4,035
Ingevity Corp.* (Chemicals)	647	42,501
Ingles Markets, Inc. (Food & Staples Retailing)	222	10,558
Inhibrx, Inc.* (Biotechnology)	127	4,026
Innospec, Inc. (Chemicals)	381	33,448
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	339	63,434
Innoviva, Inc.* (Pharmaceuticals)	989	11,878
Inogen, Inc.* (Health Care Equipment & Supplies)	287	14,043
Inovalon Holdings, Inc.* (Health Care Technology)	1,164	28,402
Inovio Pharmaceuticals, Inc.* (Biotechnology)	2,473	31,531
Inozyme Pharma, Inc.* (Biotechnology)	127	2,672
Inseego Corp.* (Communications Equipment)	1,092	20,049
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	541	41,170
Insmed, Inc.* (Biotechnology)	1,579	59,355
Insperity, Inc. (Professional Services)	560	43,954
Inspire Medical Systems, Inc.* (Health Care Technology)	409	82,419
Installed Building Products, Inc.* (Household Durables)	357	37,460
Insteel Industries, Inc. (Building Products)	290	7,320
Integer Holdings Corp.* (Health Care Equipment & Supplies)	511	37,712
Intellia Therapeutics, Inc.* (Biotechnology)	782	48,969

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Intellicheck, Inc.* (Electronic Equipment, Instruments & Components)	281	$3,254
Intelligent Systems Corp.* (Software)	117	4,737
Inter Parfums, Inc. (Personal Products)	277	17,224
Intercept Pharmaceuticals, Inc.* (Biotechnology)	404	14,237
InterDigital, Inc. (Communications Equipment)	481	30,885
Interface, Inc. (Commercial Services & Supplies)	910	9,136
International Bancshares Corp. (Banks)	833	31,496
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,551	24,987
International Money Express, Inc.* (IT Services)	446	6,369
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	374	5,988
Intersect ENT, Inc.* (Pharmaceuticals)	507	11,392
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	367	2,459
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,035	33,275
Intrepid Potash, Inc.* (Chemicals)	150	3,410
IntriCon Corp.* (Health Care Equipment & Supplies)	132	2,420
Invacare Corp. (Health Care Equipment & Supplies)	527	4,933
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	2,850	11,514
Investar Holding Corp. (Banks)	154	2,484
Investors Bancorp, Inc. (Banks)	3,598	41,413
Investors Title Co. (Insurance)	20	2,860
Invitae Corp.* (Biotechnology)	1,800	89,135
iRadimed Corp.* (Health Care Equipment & Supplies)	92	2,276
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	451	75,956
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,832	90,262
iRobot Corp.* (Household Durables)	430	51,643
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,489	25,438
iStar, Inc. (Equity Real Estate Investment Trusts)	1,120	17,002
iTeos Therapeutics, Inc.* (Biotechnology)	175	5,600
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	637	4,147
Itron, Inc.* (Electronic Equipment, Instruments & Components)	626	53,849
IVERIC bio, Inc.* (Biotechnology)	1,252	6,586
J & J Snack Foods Corp. (Food Products)	234	35,722
j2 Global, Inc.* (Software)	676	69,385
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	353	33,231
James River Group Holdings, Ltd. (Insurance)	466	20,728
JELD-WEN Holding, Inc.* (Building Products)	1,060	27,549
John B Sanfilippo & Son, Inc. (Food Products)	135	10,858
John Bean Technologies Corp. (Machinery)	488	56,548
Johnson Outdoors, Inc.—Class A (Leisure Products)	82	8,940
Jounce Therapeutics, Inc.* (Biotechnology)	270	3,051
Kadant, Inc. (Machinery)	178	25,445
Kadmon Holdings, Inc.* (Biotechnology)	2,692	12,922
Kaiser Aluminum Corp. (Metals & Mining)	245	21,242
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	618	4,592
Kaleido Biosciences, Inc.* (Pharmaceuticals)	183	2,736
KalVista Pharmaceuticals, Inc.* (Biotechnology)	227	3,450
Kaman Corp.—Class A (Trading Companies & Distributors)	431	21,705
KAR Auction Services, Inc. (Commercial Services & Supplies)	2,015	37,197
Karuna Therapeutics, Inc.* (Biotechnology)	246	24,411
Karyopharm Therapeutics, Inc.* (Biotechnology)	1,093	16,646
KB Home (Household Durables)	1,377	57,338
KBR, Inc. (IT Services)	2,222	64,549
Kearny Financial Corp. (Thrifts & Mortgage Finance)	1,249	12,927

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Kelly Services, Inc.—Class A (Professional Services)	524	$10,228
Kennametal, Inc. (Machinery)	1,296	49,092
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,884	32,386
Keros Therapeutics, Inc.* (Biotechnology)	204	11,638
Kezar Life Sciences, Inc.* (Biotechnology)	488	2,591
Kforce, Inc. (Professional Services)	308	13,136
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	375	7,189
Kimball International, Inc.—Class B (Commercial Services & Supplies)	562	6,795
Kindred Biosciences, Inc.* (Biotechnology)	582	2,910
Kiniksa Pharmaceuticals, Ltd.*—Class A (Biotechnology)	417	8,211
Kinsale Capital Group, Inc. (Insurance)	331	62,081
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,296	20,658
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	446	7,636
Knoll, Inc. (Commercial Services & Supplies)	782	11,699
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,382	26,659
Kodiak Sciences, Inc.* (Biotechnology)	502	63,408
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	803	29,004
Koppers Holdings, Inc.* (Chemicals)	321	10,683
Korn Ferry (Professional Services)	851	38,806
Kosmos Energy, Ltd. (Oil, Gas & Consumable Fuels)	6,289	13,962
Kraton Corp.* (Chemicals)	487	13,675
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,894	50,267
Kronos Bio, Inc.* (Chemicals)	227	6,240
Kronos Worldwide, Inc. (Chemicals)	349	4,942
Krystal Biotech, Inc.* (Biotechnology)	211	14,707
Kura Oncology, Inc.* (Biotechnology)	960	28,752
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	52	1,178
KVH Industries, Inc.* (Communications Equipment)	257	3,215
Kymera Therapeutics, Inc.* (Biotechnology)	158	9,788
L B Foster Co.*—Class A (Machinery)	158	2,394
La Jolla Pharmaceutical Co.* (Biotechnology)	281	1,720
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	1,649	16,210
Laird Superfood, Inc.* (Food Products)	48	2,080
Lakeland Bancorp, Inc. (Banks)	760	9,964
Lakeland Financial Corp. (Banks)	385	22,600
Lakeland Industries, Inc.* (Textiles, Apparel & Luxury Goods)	119	3,308
Lancaster Colony Corp. (Food Products)	296	51,676
Landec Corp.* (Food Products)	404	4,307
Landmark Bancorp, Inc. (Banks)	62	1,464
Lands' End, Inc.* (Internet & Direct Marketing Retail)	181	4,997
Lannett Co., Inc.* (Pharmaceuticals)	512	3,968
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,035	16,839
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,121	85,073
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	1,677	21,818
Lawson Products, Inc.* (Trading Companies & Distributors)	68	3,372
La-Z-Boy, Inc. (Household Durables)	695	26,910
LCI Industries (Auto Components)	384	49,682
LCNB Corp. (Banks)	190	2,922
Legacy Housing Corp.* (Household Durables)	127	1,800
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	260	12,496
LendingClub Corp.* (Consumer Finance)	1,101	11,946
LENSAR, Inc.* (Health Care Equipment & Supplies)	116	811
Level One Bancorp, Inc. (Banks)	80	1,668

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	644	$5,094
Lexington Realty Trust (Equity Real Estate Investment Trusts)	4,267	43,737
LGI Homes, Inc.* (Household Durables)	348	37,135
LHC Group, Inc.* (Health Care Providers & Services)	473	94,231
Liberty Latin America, Ltd.*—Class A (Media)	721	7,275
Liberty Latin America, Ltd.*—Class C (Media)	2,421	23,944
Liberty Media Corp-Liberty Braves*—Class A (Entertainment)	157	4,296
Liberty Media Corp-Liberty Braves*—Class C (Entertainment)	567	15,184
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	1,156	13,895
Liberty TripAdvisor Holdings, Inc.*—Class A (Interactive Media & Services)	1,133	4,623
Lifetime Brands, Inc. (Household Durables)	189	2,627
Lifevantage Corp.* (Personal Products)	214	1,913
Ligand Pharmaceuticals, Inc.* (Biotechnology)	225	41,704
Limelight Networks, Inc.* (IT Services)	1,847	8,413
Limestone Bancorp, Inc.* (Banks)	82	1,070
Limoneira Co. (Food Products)	253	4,040
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	401	6,296
Lindsay Corp. (Machinery)	169	23,631
Liquidia Technologies, Inc.* (Pharmaceuticals)	423	1,159
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	434	8,472
Lithia Motors, Inc.—Class A (Specialty Retail)	405	129,064
LivaNova PLC* (Health Care Equipment & Supplies)	762	47,930
Live Oak Bancshares, Inc. (Banks)	442	17,627
Livent Corp.* (Chemicals)	2,289	41,706
LivePerson, Inc.* (Software)	973	61,649
LiveRamp Holdings, Inc.* (IT Services)	1,000	75,709
LiveXLive Media, Inc.* (Entertainment)	742	2,827
LogicBio Therapeutics, Inc.* (Biotechnology)	256	2,063
Loral Space & Communications, Inc. (Media)	200	5,080
Louisiana-Pacific Corp. (Paper & Forest Products)	1,715	65,188
LSI Industries, Inc. (Electrical Equipment)	400	3,842
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	606	23,416
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	446	12,470
Luminex Corp. (Life Sciences Tools & Services)	671	18,848
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	456	4,847
Luther Burbank Corp. (Thrifts & Mortgage Finance)	286	2,800
Luxfer Holdings PLC (Machinery)	429	7,066
Lydall, Inc.* (Machinery)	267	8,037
Lyra Therapeutics, Inc.* (Pharmaceuticals)	106	1,120
M.D.C Holdings, Inc. (Household Durables)	815	42,396
M/I Homes, Inc.* (Household Durables)	435	21,476
Macatawa Bank Corp. (Banks)	409	3,395
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,354	17,236
Mackinac Financial Corp. (Banks)	139	1,740
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	733	41,678
MacroGenics, Inc.* (Biotechnology)	855	17,476
Macy's, Inc. (Multiline Retail)	4,872	73,274
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	137	16,270
Magellan Health, Inc.* (Health Care Providers & Services)	374	35,149
Magenta Therapeutics, Inc.* (Biotechnology)	323	2,855
Magnite, Inc.* (Internet & Direct Marketing Retail)	1,677	58,091
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	1,933	16,373

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
MainStreet Bancshares, Inc.* (Banks)	101	$1,725
Malibu Boats, Inc.* (Leisure Products)	321	22,505
MannKind Corp.* (Biotechnology)	3,488	12,278
ManTech International Corp.—Class A (IT Services)	424	38,029
Marcus & Millichap, Inc.* (Real Estate Management & Development)	363	12,970
Marine Products Corp. (Leisure Products)	112	1,823
MarineMax, Inc.* (Specialty Retail)	322	13,469
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	390	4,848
Marker Therapeutics, Inc.* (Biotechnology)	476	914
Marlin Business Services Corp. (Diversified Financial Services)	130	1,853
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	631	77,462
Marrone Bio Innovations, Inc.* (Chemicals)	1,083	1,798
Marten Transport, Ltd. (Road & Rail)	923	14,630
Masonite International Corp.* (Building Products)	380	37,810
MasTec, Inc.* (Construction & Engineering)	885	68,277
Mastech Digital, Inc.* (Professional Services)	62	1,011
MasterCraft Boat Holdings, Inc.* (Leisure Products)	290	7,404
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,721	26,297
Materion Corp. (Metals & Mining)	317	21,616
Matrix Service Co.* (Energy Equipment & Services)	409	4,822
Matson, Inc. (Marine)	667	39,888
Matthews International Corp.—Class A (Commercial Services & Supplies)	476	14,532
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	106	1,225
MAX Holdings, Inc. (Real Estate Management & Development)	285	10,323
Maxar Technologies, Inc. (Aerospace & Defense)	953	39,902
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	149	6,049
MAXIMUS, Inc. (IT Services)	954	71,607
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	1,070	33,587
Mayville Engineering Co., Inc.* (Metals & Mining)	114	1,596
MBIA, Inc.* (Insurance)	774	4,752
McGrath RentCorp (Commercial Services & Supplies)	376	26,241
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	168	9,240
MediciNova, Inc.* (Biotechnology)	670	3,866
Medifast, Inc. (Personal Products)	176	41,301
MEDNAX, Inc.* (Health Care Providers & Services)	1,163	31,715
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	431	57,232
MEI Pharma, Inc.* (Biotechnology)	1,711	5,527
MeiraGTx Holdings PLC* (Biotechnology)	329	4,715
Mercantile Bank Corp. (Banks)	246	6,679
Merchants Bancorp (Thrifts & Mortgage Finance)	137	4,085
Meredith Corp. (Media)	619	13,575
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	729	11,044
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	661	14,608
Meridian Corp. (Banks)	83	1,683
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	845	45,757
Meritage Homes Corp.* (Household Durables)	580	46,551
Meritor, Inc.* (Machinery)	1,082	27,926
Mersana Therapeutics, Inc.* (Biotechnology)	830	15,820
Mesa Air Group, Inc.* (Airlines)	460	3,004
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	73	20,231
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	519	20,049
Metacrine, Inc.* (Biotechnology)	103	1,002
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	573	21,631
Metrocity Bankshares, Inc. (Banks)	270	3,845

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Metropolitan Bank Holding Corp.* (Banks)	109	$4,323
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	7,062	25,706
MGE Energy, Inc. (Electric Utilities)	569	36,234
MGP Ingredients, Inc. (Beverages)	201	11,638
MicroStrategy, Inc.*—Class A (Software)	114	70,373
Mid Penn Bancorp, Inc. (Banks)	108	2,350
Middlefield Banc Corp. (Banks)	93	1,907
Middlesex Water Co. (Water Utilities)	266	21,174
Midland States Bancorp, Inc. (Banks)	334	6,142
MidwestOne Financial Group, Inc. (Banks)	229	5,631
Milestone Scientific, Inc.* (Health Care Equipment & Supplies)	719	2,028
Miller Industries, Inc. (Machinery)	173	6,899
Mimecast, Ltd.* (Software)	891	38,366
Minerals Technologies, Inc. (Chemicals)	532	32,787
Minerva Neurosciences, Inc.* (Biotechnology)	554	1,767
Mirati Therapeutics, Inc.* (Biotechnology)	667	136,954
Mirum Pharmaceuticals, Inc.* (Biotechnology)	82	1,486
Misonix, Inc.* (Health Care Equipment & Supplies)	188	2,587
Mission Produce, Inc.* (Food Products)	113	2,173
Mistras Group, Inc.* (Professional Services)	283	1,956
Mitek System, Inc.* (Software)	634	10,239
MMA Capital Holdings, Inc.* (Thrifts & Mortgage Finance)	75	1,776
Model N, Inc.* (Software)	532	18,077
Modine Manufacturing Co.* (Auto Components)	773	9,701
ModivCare, Inc.* (Health Care Providers & Services)	189	29,970
Moelis & Co. (Capital Markets)	824	40,961
Molecular Templates, Inc.* (Biotechnology)	413	4,729
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	196	10,359
MoneyGram International, Inc.* (IT Services)	967	7,417
Monmouth Real Estate Investment Corp.—Class A (Equity Real Estate Investment Trusts)	1,481	25,666
Monro, Inc. (Specialty Retail)	514	30,054
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	174	6,435
Moog, Inc.—Class A (Aerospace & Defense)	463	34,202
Morphic Holding, Inc.* (Biotechnology)	217	7,304
Motorcar Parts of America, Inc.* (Auto Components)	293	6,631
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	245	5,062
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,179	32,104
MRC Global, Inc.* (Trading Companies & Distributors)	1,225	8,465
MSG Networks, Inc.*—Class A (Media)	472	8,151
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	301	17,621
Mueller Industries, Inc. (Machinery)	872	29,779
Mueller Water Products, Inc.—Class A (Machinery)	2,445	29,316
Murphy USA, Inc. (Specialty Retail)	421	52,444
Mustang Bio, Inc.* (Biotechnology)	786	3,278
MVB Financial Corp. (Banks)	152	3,406
Myers Industries, Inc. (Containers & Packaging)	559	11,208
MYR Group, Inc.* (Construction & Engineering)	255	14,181
Myriad Genetics, Inc.* (Biotechnology)	1,111	30,608
Nabors Industries, Ltd.* (Energy Equipment & Services)	109	7,785
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	58	1,390
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	688	48,181
Nanthealth, Inc.* (Health Care Technology)	420	1,772
Nantkwest, Inc.* (Biotechnology)	492	9,287

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	181	$4,692
Natera, Inc.* (Biotechnology)	1,179	125,728
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	45	2,498
National Bank Holdings Corp. (Banks)	459	15,271
National Bankshares, Inc. (Banks)	99	3,069
National Beverage Corp. (Beverages)	184	27,883
National CineMedia, Inc. (Media)	972	4,048
National Energy Services Reunited Corp.* (Energy Equipment & Services)	322	3,471
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	671	43,508
National Healthcare Corp. (Health Care Providers & Services)	195	12,490
National Presto Industries, Inc. (Aerospace & Defense)	80	7,153
National Research Corp. (Health Care Providers & Services)	210	9,513
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	977	35,700
National Vision Holdings, Inc.* (Specialty Retail)	1,255	58,194
National Western Life Group, Inc.—Class A (Insurance)	40	7,200
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	143	2,381
Nature's Sunshine Products, Inc.* (Personal Products)	138	2,215
Natus Medical, Inc.* (Health Care Equipment & Supplies)	524	12,770
Nautilus, Inc.* (Leisure Products)	468	11,471
Navient Corp. (Consumer Finance)	2,870	32,302
Navistar International Corp.* (Machinery)	779	34,276
NBT Bancorp, Inc. (Banks)	664	21,919
Neenah, Inc. (Paper & Forest Products)	262	13,341
Nelnet, Inc.—Class A (Consumer Finance)	268	18,436
Nemaura Medical, Inc.* (Health Care Equipment & Supplies)	116	493
Neogen Corp.* (Health Care Equipment & Supplies)	823	66,556
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,635	86,688
Neoleukin Therapeutics, Inc.* (Biotechnology)	502	6,325
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	774	8,622
Nesco Holdings, Inc.* (Trading Companies & Distributors)	206	1,570
NETGEAR, Inc.* (Communications Equipment)	467	19,329
NetScout Systems, Inc.* (Communications Equipment)	1,101	32,188
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	209	3,601
Neubase Therapeutics, Inc.* (Biotechnology)	262	2,397
NeuroBo Pharmaceuticals, Inc.* (Biotechnology)	67	343
Nevro Corp.* (Health Care Equipment & Supplies)	531	85,909
New Jersey Resources Corp. (Gas Utilities)	1,487	52,060
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	1,279	6,779
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	5,910	22,044
NewAge, Inc.* (Beverages)	1,478	4,508
Newmark Group, Inc. (Real Estate Management & Development)	2,258	15,264
Newpark Resources, Inc.* (Energy Equipment & Services)	1,401	3,348
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	343	13,538
NextCure, Inc.* (Biotechnology)	257	2,979
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	329	767
NextGen Healthcare, Inc.* (Health Care Technology)	871	17,228
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	2,524	8,380
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	372	9,546
NI Holdings, Inc.* (Insurance)	142	2,414
NIC, Inc. (IT Services)	1,026	27,620
Nicolet Bankshares, Inc.* (Banks)	142	9,626
Nkarta, Inc.* (Biotechnology)	253	10,034

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
NL Industries, Inc. (Commercial Services & Supplies)	131	$591
nLight, Inc.* (Electronic Equipment, Instruments & Components)	550	17,424
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	1,282	27,191
NN, Inc.* (Machinery)	655	3,950
Noodles & Co.* (Hotels, Restaurants & Leisure)	487	4,125
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,299	6,805
Northeast Bank (Banks)	117	3,049
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	744	9,196
Northrim Bancorp, Inc. (Banks)	96	3,084
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	1,829	23,320
Northwest Natural Holding Co. (Gas Utilities)	475	22,187
Northwest Pipe Co.* (Construction & Engineering)	150	4,538
NorthWestern Corp. (Multi-Utilities)	792	43,140
Norwood Financial Corp. (Banks)	91	2,246
Novagold Resources, Inc.* (Metals & Mining)	3,708	33,817
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	534	66,707
Novavax, Inc.* (Biotechnology)	962	212,543
NOW, Inc.* (Trading Companies & Distributors)	1,709	14,168
Nurix Therapeutics, Inc.* (Biotechnology)	181	6,585
NuVasive, Inc.* (Health Care Equipment & Supplies)	801	43,046
NV5 Global, Inc.* (Construction & Engineering)	170	14,846
NVE Corp. (Semiconductors & Semiconductor Equipment)	75	4,792
Nymox Pharmaceutical Corp.* (Biotechnology)	660	1,577
Oak Valley Bancorp (Banks)	107	1,664
Oceaneering International, Inc.* (Energy Equipment & Services)	1,548	13,081
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	926	16,816
Oconee Federal Financial Corp. (Thrifts & Mortgage Finance)	16	390
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,070	19,421
Odonate Therapeutics, Inc.* (Pharmaceuticals)	245	5,662
Office Properties Income Trust (Equity Real Estate Investment Trusts)	747	17,286
OFG Bancorp (Banks)	789	13,555
Ohio Valley Banc Corp. (Banks)	67	1,440
O-I Glass, Inc. (Containers & Packaging)	2,445	30,905
Oil States International, Inc.* (Energy Equipment & Services)	939	5,258
Oil-Dri Corp. of America (Household Products)	81	2,808
Old National Bancorp (Banks)	2,558	42,949
Old Second Bancorp, Inc. (Banks)	444	4,360
Olympic Steel, Inc. (Metals & Mining)	143	1,952
Omega Flex, Inc. (Machinery)	45	8,325
Omeros Corp.* (Pharmaceuticals)	922	17,942
Omnicell, Inc.* (Health Care Technology)	662	77,985
Oncocyte Corp.* (Biotechnology)	982	5,028
Oncorus, Inc.* (Biotechnology)	103	2,292
ONE Gas, Inc. (Gas Utilities)	818	59,820
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	250	5,010
OneSpan, Inc.* (Software)	521	12,150
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	705	6,690
Onewater Marine, Inc.* (Specialty Retail)	134	4,332
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	741	40,051
Ontrak, Inc.* (Health Care Providers & Services)	124	9,832
Ooma, Inc.* (Diversified Telecommunication Services)	329	4,432
OP Bancorp (Thrifts & Mortgage Finance)	189	1,435
OPKO Health, Inc.* (Biotechnology)	6,204	33,564
Oportun Financial Corp.* (Consumer Finance)	308	4,931
Oppenheimer Holdings, Inc.—Class A (Capital Markets)	144	4,992
OptimizeRx Corp.* (Health Care Technology)	232	10,472
Optinose, Inc.* (Pharmaceuticals)	546	2,173

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Option Care Health, Inc.* (Health Care Providers & Services)	686	$12,677
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,108	16,875
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,154	8,643
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,086	5,615
Organogenesis Holdings, Inc.* (Biotechnology)	374	3,912
Orgenesis, Inc.* (Biotechnology)	295	1,920
ORIC Pharmaceuticals, Inc.* (Biotechnology)	349	10,233
Origin Bancorp, Inc. (Banks)	343	10,835
Orion Energy Systems, Inc.* (Electrical Equipment)	421	4,122
Orion Engineered Carbons SA (Chemicals)	941	14,331
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	624	71,235
Orrstown Financial Services, Inc. (Banks)	170	2,943
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	291	11,759
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	205	9,467
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	265	23,855
Osmotica Pharmaceuticals PLC* (Pharmaceuticals)	198	826
Otter Tail Corp. (Electric Utilities)	632	25,084
Outset Medical, Inc.* (Health Care Equipment & Supplies)	155	8,034
Overseas Shipholding Group, Inc.*—Class A (Oil, Gas & Consumable Fuels)	1,031	2,134
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	666	51,682
Ovid Therapeutics, Inc.* (Biotechnology)	743	2,088
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	4,084	64,365
Owens & Minor, Inc. (Health Care Providers & Services)	1,133	32,948
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	256	16,701
Oyster Point Pharma, Inc.* (Biotechnology)	94	1,764
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	2,758	89,220
Pacific Premier Bancorp, Inc. (Banks)	1,248	41,496
Pacira BioSciences, Inc.* (Pharmaceuticals)	665	43,944
Pactiv Evergreen, Inc.* (Containers & Packaging)	618	8,732
PAE, Inc.* (Aerospace & Defense)	922	7,653
Palomar Holdings, Inc.* (Insurance)	316	31,470
PAM Transportation Services, Inc.* (Road & Rail)	29	1,498
Pandion Therapeutics, Inc.* (Biotechnology)	117	2,106
Pangaea Logistics Solutions, Ltd.* (Marine)	166	461
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	511	52,265
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	624	8,287
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	297	18,491
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	680	4,413
Park Aerospace Corp. (Aerospace & Defense)	307	4,077
Park City Group, Inc.* (Software)	193	1,166
Park National Corp. (Banks)	224	24,194
Parke BanCorp, Inc. (Banks)	165	2,858
Park-Ohio Holdings Corp. (Machinery)	137	3,862
Parsons Corp.* (Aerospace & Defense)	352	12,552
Partners Bancorp (Banks)	154	1,041
Passage Bio, Inc.* (Biotechnology)	389	7,259
Patrick Industries, Inc. (Building Products)	348	24,033
Patterson Cos., Inc. (Health Care Providers & Services)	1,323	41,913
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,857	17,571
PAVmed, Inc.* (Health Care Equipment & Supplies)	597	1,224
Paysign, Inc.* (IT Services)	489	2,289

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,503	$12,730
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	173	8,493
PCB BanCorp (Banks)	194	2,297
PCSB Financial Corp. (Thrifts & Mortgage Finance)	225	3,315
PCTEL, Inc. (Communications Equipment)	278	2,046
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,557	33,802
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	451	8,713
PDL Community Bancorp* (Thrifts & Mortgage Finance)	116	1,093
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	980	3,753
Peapack Gladstone Financial Corp. (Banks)	286	6,727
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,030	37,311
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	2,430	252,039
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	212	2,128
Penns Woods Bancorp, Inc. (Banks)	107	2,305
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	662	38,397
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	1,531	26,409
Peoples Bancorp of North Carolina, Inc. (Banks)	70	1,407
Peoples Bancorp, Inc. (Banks)	283	8,632
Peoples Financial Services Corp. (Banks)	107	3,854
Perdoceo Education Corp.* (Diversified Consumer Services)	1,080	12,776
Perficient, Inc.* (IT Services)	508	27,742
Performance Food Group Co.* (Food & Staples Retailing)	2,044	95,822
Personalis, Inc.* (Life Sciences Tools & Services)	374	14,388
Perspecta, Inc. (IT Services)	2,172	62,879
Petiq, Inc.* (Health Care Providers & Services)	333	11,542
PetMed Express, Inc. (Internet & Direct Marketing Retail)	304	11,613
PFSweb, Inc.* (IT Services)	249	1,711
PGT Innovations, Inc.* (Building Products)	890	18,432
PhaseBio Pharmaceuticals, Inc.* (Biotechnology)	238	916
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	168	6,468
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	318	6,595
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	987	10,956
Phreesia, Inc.* (Health Care Technology)	518	33,820
Physicians Realty Trust (Equity Real Estate Investment Trusts)	3,257	57,421
PICO Holdings, Inc.* (Commercial Services & Supplies)	260	2,236
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,969	30,283
Pieris Pharmaceuticals, Inc.* (Biotechnology)	828	2,103
Ping Identity Holding Corp.* (Software)	579	17,318
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	181	1,891
Piper Sandler Cos. (Capital Markets)	272	24,842
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,703	25,246
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	634	1,940
PJT Partners, Inc.—Class A (Capital Markets)	363	25,043
Plantronics, Inc. (Communications Equipment)	541	17,161
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	415	2,137
Plexus Corp.* (Electronic Equipment, Instruments & Components)	447	34,383
Pliant Therapeutics, Inc.* (Pharmaceuticals)	163	4,011
Plug Power, Inc.* (Electrical Equipment)	6,201	391,716
Plumas BanCorp (Banks)	72	1,793
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	383	5,607
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	212	7,238

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
PNM Resources, Inc. (Electric Utilities)	1,239	$60,117
Portland General Electric Co. (Electric Utilities)	1,404	59,375
Poseida Therapeutics, Inc.* (Biotechnology)	210	1,827
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	1,023	48,858
Powell Industries, Inc. (Electrical Equipment)	140	4,014
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	919	74,025
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	444	3,152
PQ Group Holdings, Inc. (Chemicals)	599	8,254
PRA Group, Inc.* (Consumer Finance)	703	23,178
Praxis Precision Medicines, Inc.* (Biotechnology)	171	8,702
Precigen, Inc.* (Biotechnology)	1,033	8,781
Precision BioSciences, Inc.* (Biotechnology)	726	8,799
Preferred Apartment Communities, Inc.—Class A (Equity Real Estate Investment Trusts)	742	5,335
Preferred Bank (Banks)	215	10,382
Preformed Line Products Co. (Electrical Equipment)	47	3,022
Prelude Therapeutics, Inc.* (Biotechnology)	143	9,288
Premier Financial Bancorp, Inc. (Banks)	204	3,135
Premier Financial Corp. (Thrifts & Mortgage Finance)	578	16,045
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	785	31,400
PriceSmart, Inc. (Food & Staples Retailing)	355	33,327
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	9	322
Primo Water Corp. (Beverages)	2,438	37,667
Primoris Services Corp. (Construction & Engineering)	748	21,771
Priority Technology Holdings, Inc.* (IT Services)	119	933
ProAssurance Corp. (Insurance)	836	15,324
Professional Holding Corp.*—Class A (Banks)	171	2,560
PROG Holdings, Inc. (Consumer Finance)	1,052	49,632
Progenity, Inc.* (Health Care Providers & Services)	55	378
Progress Software Corp. (Software)	700	28,126
Progyny, Inc.* (Health Care Providers & Services)	416	19,456
ProPetro Holding Corp.* (Energy Equipment & Services)	1,250	9,988
PROS Holdings, Inc.* (Software)	613	25,832
ProSight Global, Inc.* (Insurance)	145	1,805
Protagonist Therapeutics, Inc.* (Biotechnology)	491	10,169
Protara Therapeutics, Inc.* (Biotechnology)	61	1,097
Protective Insurance Corp.—Class B (Insurance)	140	1,970
Prothena Corp. PLC* (Biotechnology)	480	5,381
Proto Labs, Inc.* (Machinery)	417	88,320
Provention Bio, Inc.* (Pharmaceuticals)	743	10,231
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	265	3,055
Provident Financial Holdings, Inc. (Thrifts & Mortgage Finance)	93	1,493
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,121	20,761
Prudential Bancorp, Inc. (Thrifts & Mortgage Finance)	124	1,464
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	313	42,606
PTC Therapeutics, Inc.* (Biotechnology)	964	55,738
Pulmonx Corp.* (Health Care Equipment & Supplies)	181	10,266
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	214	7,308
Puma Biotechnology, Inc.* (Biotechnology)	482	5,659
Pure Cycle Corp.* (Water Utilities)	303	3,233
Purple Innovation, Inc.* (Household Durables)	258	8,782
Pzena Investment Management, Inc.—Class A (Capital Markets)	265	2,200
Q2 Holdings, Inc.* (Software)	785	100,472
QAD, Inc. (Software)	183	11,857

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
QCR Holdings, Inc. (Banks)	231	$8,958
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,000	65,100
Quad/Graphics, Inc. (Commercial Services & Supplies)	518	2,424
Quaker Chemical Corp. (Chemicals)	208	54,522
Qualys, Inc.* (Software)	531	73,528
Quanex Building Products Corp. (Building Products)	512	11,259
Quanterix Corp.* (Life Sciences Tools & Services)	328	21,235
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	466	3,323
QuinStreet, Inc.* (Interactive Media & Services)	752	15,920
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	1,356	12,014
Quotient, Ltd.* (Health Care Equipment & Supplies)	1,131	6,854
R1 RCM, Inc.* (Health Care Providers & Services)	1,692	42,689
Rackspace Technology, Inc.* (IT Services)	528	12,202
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,986	57,332
Radiant Logistics, Inc.* (Air Freight & Logistics)	610	3,538
Radius Health, Inc.* (Biotechnology)	710	13,277
RadNet, Inc.* (Health Care Providers & Services)	678	12,143
Rafael Holdings, Inc.*—Class B (Real Estate Management & Development)	143	3,358
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,769	33,602
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	3,340	30,761
Ranpak Holdings Corp.* (Containers & Packaging)	452	7,838
Rapid7, Inc.* (Software)	806	69,977
RAPT Therapeutics, Inc.* (Biotechnology)	171	3,406
Raven Industries, Inc. (Industrial Conglomerates)	557	17,974
Rayonier Advanced Materials, Inc.* (Chemicals)	967	6,692
RBB Bancorp (Banks)	258	4,283
RBC Bearings, Inc.* (Machinery)	384	64,254
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	133	5,118
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	652	7,420
Realogy Holdings Corp.* (Real Estate Management & Development)	1,788	25,390
Recro Pharma, Inc.* (Biotechnology)	302	945
Red River Bancshares, Inc. (Banks)	77	3,587
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	241	6,312
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	1,026	24,090
Red Violet, Inc.* (Professional Services)	106	2,374
Redfin Corp.* (Real Estate Management & Development)	1,556	110,803
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,748	14,998
REGENXBIO, Inc.* (Biotechnology)	531	21,946
Regional Management Corp. (Consumer Finance)	133	3,764
Regis Corp.* (Diversified Consumer Services)	368	3,492
Relay Therapeutics, Inc.* (Biotechnology)	502	24,889
Reliant Bancorp, Inc. (Banks)	234	4,809
Relmada Therapeutics, Inc.* (Pharmaceuticals)	229	7,484
Renasant Corp. (Banks)	850	30,090
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	596	53,402
Rent-A-Center, Inc. (Specialty Retail)	757	32,778
Repay Holdings Corp.* (IT Services)	953	21,109
Replimune Group, Inc.* (Biotechnology)	372	14,434
Repro-Med Systems, Inc.* (Health Care Equipment & Supplies)	420	1,697
Republic Bancorp, Inc.—Class A (Banks)	152	5,486
Republic First Bancorp, Inc.* (Banks)	710	1,988
Research Frontiers, Inc.* (Electronic Equipment, Instruments & Components)	414	1,679
Resideo Technologies, Inc.* (Building Products)	2,199	50,797

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Resonant, Inc.* (Communications Equipment)	794	$4,502
Resources Connection, Inc. (Professional Services)	476	5,493
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	1,804	25,418
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	3,346	30,817
Retail Value, Inc. (Equity Real Estate Investment Trusts)	269	4,199
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	209	3,363
REV Group, Inc. (Machinery)	429	4,432
Revance Therapeutics, Inc.* (Pharmaceuticals)	982	24,982
Revlon, Inc.*—Class A (Personal Products)	107	1,231
REVOLUTION Medicines, Inc.* (Biotechnology)	601	25,326
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	86	6,579
Rexnord Corp. (Machinery)	1,879	71,138
RGC Resources, Inc. (Gas Utilities)	119	2,679
RH* (Specialty Retail)	246	116,938
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	524	16,082
Ribbon Communications, Inc.* (Communications Equipment)	1,064	7,778
Richmond Mutual Bancorp, Inc. (Banks)	189	2,393
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,651	9,650
Rimini Street, Inc.* (Software)	358	2,524
Rite Aid Corp.* (Food & Staples Retailing)	854	22,452
Riverview Bancorp, Inc. (Thrifts & Mortgage Finance)	329	1,714
RLI Corp. (Insurance)	618	59,810
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	2,558	33,024
Rocket Pharmaceuticals, Inc.* (Biotechnology)	532	29,303
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	1,088	1,306
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	107	3,687
Rogers Corp.* (Electronic Equipment, Instruments & Components)	291	45,416
RPC, Inc.* (Energy Equipment & Services)	896	3,996
RPT Realty (Equity Real Estate Investment Trusts)	1,259	11,646
Rubius Therapeutics, Inc.* (Biotechnology)	559	6,691
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	639	26,832
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	103	3,989
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	506	9,204
Ryerson Holding Corp.* (Metals & Mining)	250	3,085
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts)	788	51,102
S&T Bancorp, Inc. (Banks)	603	15,316
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,205	53,812
Safe Bulkers, Inc.* (Marine)	810	1,409
Safeguard Scientifics, Inc.* (Capital Markets)	308	2,104
Safehold, Inc. (Equity Real Estate Investment Trusts)	281	20,676
Safety Insurance Group, Inc. (Insurance)	222	16,304
Saga Communications, Inc.*—Class A (Media)	60	1,350
Saia, Inc.* (Road & Rail)	410	72,467
Sailpoint Technologies Holding, Inc.* (Software)	1,373	75,941
Salisbury Bancorp, Inc. (Banks)	40	1,467
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,759	26,561
Sanderson Farms, Inc. (Food Products)	314	42,764
Sandy Spring Bancorp, Inc. (Banks)	718	23,859
Sangamo Therapeutics, Inc.* (Biotechnology)	1,795	24,520
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	999	31,069
Sapiens International Corp. N.V. (Software)	429	14,011
Satsuma Pharmaceuticals, Inc.* (Pharmaceuticals)	143	832

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	186	$5,567
Savara, Inc.* (Biotechnology)	752	1,151
SB Financial Group, Inc. (Banks)	108	1,866
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	395	9,555
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	403	11,897
Scholar Rock Holding Corp.* (Biotechnology)	399	23,804
Scholastic Corp. (Media)	454	11,700
Schrodinger, Inc.* (Health Care Technology)	470	42,455
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	485	18,013
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	891	34,945
Scorpio Bulkers, Inc. (Marine)	144	2,320
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	789	9,815
scPharmaceuticals, Inc.* (Pharmaceuticals)	109	691
Sculptor Capital Management, Inc. (Capital Markets)	288	4,884
SeaChange International, Inc.* (Software)	471	556
Seacoast Banking Corp.* (Banks)	805	24,512
SEACOR Holdings, Inc.* (Energy Equipment & Services)	299	12,480
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	413	6,715
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	793	22,656
SecureWorks Corp.*—Class A (Software)	139	1,924
Security National Financial Corp.*—Class A (Thrifts & Mortgage Finance)	149	1,281
Select Bancorp, Inc.* (Banks)	245	2,313
Select Energy Services, Inc.* (Energy Equipment & Services)	920	4,618
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,695	43,562
Selecta Biosciences, Inc.* (Biotechnology)	1,058	4,232
Selective Insurance Group, Inc. (Insurance)	922	59,912
Selectquote, Inc.* (Insurance)	486	10,264
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,008	71,518
Seneca Foods Corp.*—Class A (Food Products)	102	3,698
Sensient Technologies Corp. (Chemicals)	662	46,690
Seres Therapeutics, Inc.* (Biotechnology)	861	20,449
Seritage Growth Properties*—Class A (Equity Real Estate Investment Trusts)	531	9,457
Service Properties Trust (Equity Real Estate Investment Trusts)	2,558	27,140
ServiceSource International, Inc.* (IT Services)	1,377	2,162
ServisFirst Bancshares, Inc. (Banks)	760	31,221
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,475	9,322
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	547	62,041
Sharps Compliance Corp.* (Health Care Providers & Services)	222	2,935
Shattuck Labs, Inc.* (Biotechnology)	205	10,170
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	752	29,231
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	444	51,522
Shoe Carnival, Inc. (Specialty Retail)	145	6,814
Shore Bancshares, Inc. (Banks)	186	2,465
ShotSpotter, Inc.* (Software)	125	5,749
Shutterstock, Inc. (Internet & Direct Marketing Retail)	342	22,227
SI-BONE, Inc.* (Health Care Equipment & Supplies)	451	13,205
Siebert Financial Corp.* (Capital Markets)	178	1,463
Sientra, Inc.* (Health Care Equipment & Supplies)	725	3,400
Sierra Bancorp (Banks)	220	4,811
SIGA Technologies, Inc.* (Pharmaceuticals)	813	5,252
Signet Jewelers, Ltd.* (Specialty Retail)	814	33,065

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	676	$88,672
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	426	23,230
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	149	2,281
Silvergate Capital Corp.*—Class A (Banks)	245	22,800
Simmons First National Corp.—Class A (Banks)	1,689	41,718
Simpson Manufacturing Co., Inc. (Building Products)	680	62,560
Simulations Plus, Inc. (Health Care Technology)	216	17,094
Sinclair Broadcast Group, Inc.—Class A (Media)	690	21,742
SITE Centers Corp. (Equity Real Estate Investment Trusts)	2,389	26,494
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	685	108,010
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	144	17,575
SJW Corp. (Water Utilities)	411	27,196
Skyline Champion Corp.* (Household Durables)	820	27,577
SkyWest, Inc. (Airlines)	769	29,983
Sleep Number Corp.* (Specialty Retail)	422	45,466
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,781	14,943
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	225	8,359
SmartFinancial, Inc. (Banks)	219	4,336
Smith & Wesson Brands, Inc. (Leisure Products)	864	14,308
Smith Micro Software, Inc.* (Software)	534	3,396
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	450	4,095
Soleno Therapeutics, Inc.* (Biotechnology)	930	1,823
Solid Biosciences, Inc.* (Biotechnology)	439	2,862
Soliton, Inc.* (Health Care Equipment & Supplies)	108	1,173
Sonic Automotive, Inc.—Class A (Specialty Retail)	364	14,899
Sonos, Inc.* (Household Durables)	1,259	32,923
Sorrento Therapeutics, Inc.* (Biotechnology)	3,904	49,425
South Jersey Industries, Inc. (Gas Utilities)	1,573	36,336
South Plains Financial, Inc. (Banks)	165	3,109
South State Corp. (Banks)	1,092	76,155
Southern First Bancshares, Inc.* (Banks)	113	4,531
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	121	3,709
Southern National Bancorp of Virginia, Inc. (Banks)	309	3,730
Southside Bancshares, Inc. (Banks)	493	15,465
Southwest Gas Holdings, Inc. (Gas Utilities)	874	52,405
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	10,098	38,069
SP Plus Corp.* (Commercial Services & Supplies)	359	10,411
Spark Energy, Inc.—Class A (Electric Utilities)	186	2,040
SpartanNash Co. (Food & Staples Retailing)	554	10,260
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,251	8,081
Spero Therapeutics, Inc.* (Biotechnology)	319	5,777
Spire, Inc. (Gas Utilities)	783	47,912
Spirit Airlines, Inc.* (Airlines)	1,532	39,740
Spirit of Texas Bancshares, Inc. (Banks)	204	3,660
Spok Holdings, Inc. (Wireless Telecommunication Services)	276	3,069
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	667	11,686
SpringWorks Therapeutics, Inc.* (Biotechnology)	375	31,241
Sprout Social, Inc.*—Class A (Software)	435	28,710
Spruce Biosciences, Inc.* (Biotechnology)	108	2,239
SPS Commerce, Inc.* (Software)	554	54,785
SPX Corp.* (Machinery)	671	34,697
SPX FLOW, Inc.* (Machinery)	664	35,172
SQZ Biotechnologies Co.* (Biotechnology)	70	1,685
STAAR Surgical Co.* (Health Care Equipment & Supplies)	714	73,242

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	2,338	$69,672
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	265	60,502
Standard AVB Financial Corp. (Thrifts & Mortgage Finance)	62	2,034
Standard Motor Products, Inc. (Auto Components)	329	12,907
Standex International Corp. (Machinery)	191	15,645
Startek, Inc.* (IT Services)	272	2,377
State Auto Financial Corp. (Insurance)	273	4,515
Steelcase, Inc.—Class A (Commercial Services & Supplies)	1,346	17,404
Stepan Co. (Chemicals)	335	37,748
StepStone Group, Inc.*—Class A (Capital Markets)	303	10,641
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	690	3,319
Sterling Bancorp, Inc. (Thrifts & Mortgage Finance)	255	1,193
Sterling Construction Co., Inc.* (Construction & Engineering)	431	8,823
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,285	43,176
Stewart Information Services Corp. (Insurance)	411	19,062
Stifel Financial Corp. (Capital Markets)	1,559	80,786
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	942	89,904
Stock Yards Bancorp, Inc. (Banks)	319	14,419
Stoke Therapeutics, Inc.* (Biotechnology)	194	11,850
Stoneridge, Inc.* (Auto Components)	405	11,117
StoneX Group, Inc.* (Capital Markets)	255	13,648
Strategic Education, Inc. (Diversified Consumer Services)	376	33,228
Stratus Properties, Inc.* (Real Estate Management & Development)	92	2,405
Stride, Inc.* (Diversified Consumer Services)	631	16,248
Strongbridge BioPharma PLC* (Pharmaceuticals)	688	1,858
Sturm Ruger & Co., Inc. (Leisure Products)	263	16,664
Summit Financial Group, Inc. (Banks)	176	3,643
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	1,613	13,065
Summit Materials, Inc.*—Class A (Construction Materials)	1,788	36,708
Sumo Logic, Inc.* (Software)	221	7,605
SunCoke Energy, Inc. (Metals & Mining)	1,295	6,384
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	829	36,352
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,193	64,434
Sunrun, Inc.* (Electrical Equipment)	2,346	162,506
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	3,354	35,888
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	692	21,452
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	168	3,835
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	760	22,336
Surgalign Holdings, Inc.* (Health Care Equipment & Supplies)	903	1,517
Surgery Partners, Inc.* (Health Care Providers & Services)	352	13,123
Surmodics, Inc.* (Health Care Equipment & Supplies)	206	9,373
Sutro BioPharma, Inc.* (Biotechnology)	435	9,635
SVMK, Inc.* (Software)	1,916	48,302
SWK Holdings Corp.* (Diversified Financial Services)	56	762
Sykes Enterprises, Inc.* (IT Services)	595	22,961
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	538	53,380
Synchronoss Technologies, Inc.* (Software)	617	3,110
Syndax Pharmaceuticals, Inc.* (Biotechnology)	420	8,417
Syros Pharmaceuticals, Inc.* (Biotechnology)	647	7,081

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Systemax, Inc. (Trading Companies & Distributors)	194	$7,455
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	331	18,797
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	287	15,656
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	193	1,633
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,413	21,803
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	458	811
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	96	3,619
Taylor Morrison Home Corp.* (Household Durables)	1,969	51,155
Taysha Gene Therapies, Inc.* (Biotechnology)	135	3,510
TCR2 Therapeutics, Inc.* (Biotechnology)	396	10,189
Team, Inc.* (Commercial Services & Supplies)	468	4,624
TechTarget, Inc.* (Media)	372	27,787
TEGNA, Inc. (Media)	3,422	54,854
Tejon Ranch Co.* (Real Estate Management & Development)	327	5,209
Tela Bio, Inc.* (Health Care Equipment & Supplies)	107	1,530
Telenav, Inc.* (Software)	516	2,456
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	2,614	7,920
Tenable Holdings, Inc.* (Software)	1,108	54,835
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,630	77,050
Tennant Co. (Machinery)	285	19,309
Tenneco, Inc.* (Auto Components)	796	8,040
Terex Corp. (Machinery)	1,050	37,548
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	1,040	58,843
Territorial Bancorp, Inc. (Thrifts & Mortgage Finance)	122	2,911
Tetra Tech, Inc. (Commercial Services & Supplies)	841	102,239
Texas Capital Bancshares, Inc.* (Banks)	789	47,513
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,025	78,115
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	770	13,945
TG Therapeutics, Inc.* (Biotechnology)	1,798	86,788
The Andersons, Inc. (Food & Staples Retailing)	486	11,178
The Bancorp, Inc.* (Banks)	804	13,483
The Bank of Nt Butterfield & Son, Ltd. (Banks)	782	23,781
The Bank of Princeton (Banks)	88	2,052
The Brink's Co. (Commercial Services & Supplies)	768	52,323
The Buckle, Inc. (Specialty Retail)	452	17,773
The Cato Corp.—Class A (Specialty Retail)	332	3,775
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	661	29,725
The Children's Place, Inc.* (Specialty Retail)	221	16,237
The Community Financial Corp. (Banks)	81	1,928
The Container Store Group, Inc.* (Specialty Retail)	304	4,144
The E.W. Scripps Co.—Class A (Media)	875	12,959
The Eastern Co. (Machinery)	84	1,977
The Ensign Group, Inc. (Health Care Providers & Services)	806	63,094
The ExOne Co.* (Machinery)	204	5,659
The First Bancorp, Inc. (Banks)	158	3,797
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,838	16,432
The Goodyear Tire & Rubber Co.* (Auto Components)	3,606	38,043
The Greenbrier Cos., Inc. (Machinery)	503	18,199
The Hackett Group, Inc. (IT Services)	390	5,312
The Joint Corp.* (Health Care Providers & Services)	208	6,766
The Lovesac Co.* (Household Durables)	153	8,651
The Macerich Co. (Equity Real Estate Investment Trusts)	2,337	36,691
The Manitowoc Co., Inc.* (Machinery)	529	6,951
The Marcus Corp. (Entertainment)	350	6,160
The Michaels Cos., Inc.* (Specialty Retail)	1,162	18,011
The ODP Corp.* (Specialty Retail)	815	34,792

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
The Pennant Group, Inc.* (Health Care Providers & Services)	398	$21,400
The RealReal, Inc.* (Internet & Direct Marketing Retail)	992	23,491
The RMR Group, Inc.—Class A (Real Estate Management & Development)	237	8,741
The Shyft Group, Inc. (Machinery)	538	16,248
The Simply Good Foods Co.* (Food Products)	1,328	37,901
The St Joe Co. (Real Estate Management & Development)	513	22,829
TherapeuticsMD, Inc.* (Pharmaceuticals)	4,019	6,631
Theravance Biopharma, Inc.* (Pharmaceuticals)	728	13,570
Thermon Group Holdings, Inc.* (Electrical Equipment)	511	7,455
Third Point Reinsurance, Ltd.* (Insurance)	1,256	11,593
Tidewater, Inc.* (Energy Equipment & Services)	630	5,979
Tilly's, Inc.—Class A (Specialty Retail)	347	3,401
Timberland Bancorp, Inc. (Thrifts & Mortgage Finance)	116	2,929
TimkenSteel Corp.* (Metals & Mining)	701	3,526
Tiptree, Inc. (Insurance)	382	1,860
Titan Machinery, Inc.* (Trading Companies & Distributors)	297	6,326
Tivity Health, Inc.* (Health Care Providers & Services)	676	15,244
Tompkins Financial Corp. (Banks)	224	14,979
Tootsie Roll Industries, Inc. (Food Products)	249	9,855
TopBuild Corp.* (Household Durables)	516	103,173
TowneBank (Banks)	1,044	24,221
TPG RE Finance Trust, Inc.—Class T (Mortgage Real Estate Investment Trusts)	936	9,145
TPI Composites, Inc.* (Electrical Equipment)	480	28,757
Transcat, Inc.* (Trading Companies & Distributors)	108	3,950
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	21	449
Translate Bio, Inc.* (Biotechnology)	1,064	25,408
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	393	8,953
Transocean, Ltd.* (Energy Equipment & Services)	9,122	30,650
Travere Therapeutics, Inc.* (Biotechnology)	763	19,266
Trean Insurance Group, Inc.* (Insurance)	184	2,740
Trecora Resources* (Chemicals)	376	2,373
Tredegar Corp. (Chemicals)	408	5,953
TRI Pointe Group, Inc.* (Household Durables)	1,968	39,754
Tribune Publishing Co. (Media)	244	3,565
Tricida, Inc.* (Pharmaceuticals)	441	2,902
TriCo Bancshares (Banks)	413	15,405
TriMas Corp.* (Machinery)	641	20,288
TriNet Group, Inc.* (Professional Services)	642	47,579
Trinseo SA (Chemicals)	596	30,295
Triple-S Management Corp.* (Health Care Providers & Services)	354	8,294
TriState Capital Holdings, Inc.* (Banks)	430	7,891
Triton International, Ltd. (Trading Companies & Distributors)	943	43,699
Triumph Bancorp, Inc.* (Banks)	354	20,298
Triumph Group, Inc. (Aerospace & Defense)	804	8,707
Tronox Holdings PLC—Class A (Chemicals)	1,397	21,444
TrueBlue, Inc.* (Professional Services)	548	10,187
TrueCar, Inc.* (Interactive Media & Services)	1,606	7,195
Trupanion, Inc.* (Insurance)	470	52,734
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,477	9,187
Trustmark Corp. (Banks)	983	27,003
TTEC Holdings, Inc. (IT Services)	283	21,389
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,559	20,906
Tucows, Inc.* (IT Services)	147	11,745
Tupperware Brands Corp.* (Household Durables)	765	23,011
Turning Point Brands, Inc. (Tobacco)	185	8,714
Turning Point Therapeutics, Inc.* (Biotechnology)	583	73,161

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Turtle Beach Corp.* (Household Durables)	219	$6,548
Tutor Perini Corp.* (Construction & Engineering)	636	9,476
Twist Bioscience Corp.* (Biotechnology)	511	84,079
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	4,269	25,912
Tyme Technologies, Inc.* (Biotechnology)	1,085	1,866
U.S. Concrete, Inc.* (Construction Materials)	249	11,028
U.S. Ecology, Inc.* (Commercial Services & Supplies)	492	16,236
U.S. Lime & Minerals, Inc. (Construction Materials)	31	3,751
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	198	23,827
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,151	9,369
UFP Industries, Inc. (Building Products)	933	50,326
UFP Technologies, Inc.* (Containers & Packaging)	107	4,923
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	626	24,164
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	977	135,401
Ultralife Corp.* (Electrical Equipment)	142	834
UMB Financial Corp. (Banks)	681	48,330
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	579	8,511
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	214	5,125
UniFirst Corp. (Commercial Services & Supplies)	235	50,008
Unisys Corp.* (IT Services)	964	23,030
United Bankshares, Inc. (Banks)	1,927	61,008
United Community Banks, Inc. (Banks)	1,219	36,363
United Fire Group, Inc. (Insurance)	327	9,006
United Insurance Holdings Corp. (Insurance)	317	1,610
United Natural Foods, Inc.* (Food & Staples Retailing)	851	23,045
United Security Bancshares/Fresno CA (Banks)	210	1,434
United States Steel Corp. (Metals & Mining)	3,418	60,704
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	3,014	37,102
Unitil Corp. (Multi-Utilities)	230	9,377
Unity BanCorp, Inc. (Banks)	119	2,237
UNITY Biotechnology, Inc.* (Biotechnology)	553	3,304
Universal Corp. (Tobacco)	379	17,385
Universal Electronics, Inc.* (Household Durables)	208	11,282
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	200	11,936
Universal Insurance Holdings, Inc. (Insurance)	425	5,691
Universal Logistics Holdings, Inc. (Road & Rail)	119	2,523
Universal Technical Institute, Inc.* (Diversified Consumer Services)	450	2,736
Univest Financial Corp. (Banks)	449	10,080
Upland Software, Inc.* (Software)	415	19,791
Upwork, Inc.* (Professional Services)	1,448	60,020
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	3,043	4,960
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,810	24,960
Urban Outfitters, Inc.* (Specialty Retail)	1,076	29,515
UroGen Pharma, Ltd.* (Biotechnology)	302	6,665
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	463	6,403
US Xpress Enterprises, Inc.*—Class A (Road & Rail)	345	2,329
USANA Health Sciences, Inc.* (Personal Products)	180	14,897
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	53	4,594
Valley National Bancorp (Banks)	6,215	63,454
Value Line, Inc. (Capital Markets)	16	493
Vanda Pharmaceuticals, Inc.* (Biotechnology)	837	12,003
Vapotherm, Inc.* (Health Care Equipment & Supplies)	306	10,572

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Varex Imaging Corp.* (Health Care Equipment & Supplies)	595	$11,519
Varonis Systems, Inc.* (Software)	486	85,910
Vaxart, Inc.* (Biotechnology)	818	9,800
Vaxcyte, Inc.* (Pharmaceuticals)	285	6,991
VBI Vaccines, Inc.* (Biotechnology)	2,811	9,164
Vector Group, Ltd. (Tobacco)	2,178	25,569
Vectrus, Inc.* (Aerospace & Defense)	179	9,201
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	759	14,011
Venus Concept, Inc.* (Health Care Equipment & Supplies)	299	568
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	319	2,696
Veracyte, Inc.* (Biotechnology)	893	50,633
Verastem, Inc.* (Biotechnology)	2,662	5,191
Vericel Corp.* (Biotechnology)	710	29,302
Vericity, Inc.* (Insurance)	29	258
Verint Systems, Inc.* (Software)	1,013	74,790
Veritex Holdings, Inc. (Banks)	741	18,940
Veritiv Corp.* (Trading Companies & Distributors)	201	3,682
Veritone, Inc.* (Software)	365	14,334
Verra Mobility Corp.*—Class C (IT Services)	2,086	26,701
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	194	2,280
Verso Corp.—Class A (Paper & Forest Products)	488	5,612
Veru, Inc.* (Personal Products)	829	7,312
Viad Corp. (Commercial Services & Supplies)	314	10,833
Viavi Solutions, Inc.* (Communications Equipment)	3,565	55,080
Vicor Corp.* (Electrical Equipment)	301	26,049
Viela Bio, Inc.* (Biotechnology)	338	11,722
Viemed Healthcare, Inc.* (Health Care Providers & Services)	544	4,564
ViewRay, Inc.* (Health Care Equipment & Supplies)	1,738	7,717
Viking Therapeutics, Inc.* (Biotechnology)	1,023	7,478
Village Super Market, Inc.—Class A (Food & Staples Retailing)	134	2,823
Vir Biotechnology, Inc.* (Biotechnology)	836	53,955
VirnetX Holding Corp. (Software)	988	5,977
Virtus Investment Partners, Inc. (Capital Markets)	114	23,940
Virtusa Corp.* (IT Services)	455	23,228
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,074	44,695
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	194	6,206
Vista Outdoor, Inc.* (Leisure Products)	910	26,545
Visteon Corp.* (Auto Components)	432	55,071
Vital Farms, Inc.* (Food Products)	160	3,957
Vivint Smart Home, Inc.* (Diversified Consumer Services)	1,214	22,932
Vocera Communications, Inc.* (Health Care Technology)	501	22,019
VolitionRX, Ltd.* (Health Care Equipment & Supplies)	427	1,968
Vonage Holdings Corp.* (Diversified Telecommunication Services)	3,657	45,639
VOXX International Corp.* (Auto Components)	309	5,772
Voyager Therapeutics, Inc.* (Biotechnology)	403	3,043
VSE Corp. (Commercial Services & Supplies)	138	4,775
vTv Therapeutics, Inc.*—Class A (Biotechnology)	172	351
VYNE Therapeutics, Inc.* (Pharmaceuticals)	2,266	4,487
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,472	3,562
Wabash National Corp. (Machinery)	825	13,159
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	958	24,228
Waitr Holdings, Inc.* (Internet & Direct Marketing Retail)	1,306	4,623
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	441	36,304
Warrior Met Coal, Inc. (Metals & Mining)	803	18,485
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,178	30,840
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,287	28,237
Washington Trust Bancorp, Inc. (Banks)	266	11,592

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Common Stocks, continued
	Shares	Value
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	339	$6,261
Watford Holdings, Ltd.* (Insurance)	267	9,228
Watts Water Technologies, Inc.—Class A (Machinery)	427	51,270
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	511	5,197
WD-40 Co. (Household Products)	212	64,535
Weis Markets, Inc. (Food & Staples Retailing)	149	7,343
Welbilt, Inc.* (Machinery)	2,034	26,259
Werner Enterprises, Inc. (Road & Rail)	951	37,317
WesBanco, Inc. (Banks)	1,016	29,464
WESCO International, Inc.* (Trading Companies & Distributors)	765	58,224
West Bancorp, Inc. (Banks)	250	5,150
Westamerica Bancorp (Banks)	408	22,775
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	929	2,741
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	357	2,288
Westwood Holdings Group, Inc. (Capital Markets)	121	1,433
Weyco Group, Inc. (Distributors)	94	1,622
Whitestone REIT (Equity Real Estate Investment Trusts)	621	4,844
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	19	386
WideOpenWest, Inc.* (Media)	816	8,690
Willdan Group, Inc.* (Professional Services)	160	7,150
Willis Lease Finance Corp.* (Trading Companies & Distributors)	46	1,275
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	2,501	59,298
Wingstop, Inc. (Hotels, Restaurants & Leisure)	462	69,323
Winmark Corp. (Specialty Retail)	47	8,020
Winnebago Industries, Inc. (Automobiles)	486	33,563
WisdomTree Investments, Inc. (Capital Markets)	2,167	11,561
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,259	36,058
Workhorse Group, Inc.* (Auto Components)	1,470	50,450
Workiva, Inc.* (Software)	620	60,431
World Acceptance Corp.* (Consumer Finance)	68	9,753
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	975	29,825
Worthington Industries, Inc. (Metals & Mining)	570	29,834
Wrap Technologies, Inc.* (Electronic Equipment, Instruments & Components)	178	990
WSFS Financial Corp. (Thrifts & Mortgage Finance)	783	33,646
WW International, Inc.* (Diversified Consumer Services)	736	19,548
X4 Pharmaceuticals, Inc.* (Biotechnology)	251	1,960
XBiotech, Inc.* (Biotechnology)	226	4,233
Xencor, Inc.* (Biotechnology)	865	39,574
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,767	25,568
Xeris Pharmaceuticals, Inc.* (Pharmaceuticals)	717	3,642
XOMA Corp.* (Biotechnology)	94	3,405
XPEL, Inc.* (Auto Components)	260	12,483
Xperi Holding Corp. (Software)	1,628	31,355
Yelp, Inc.* (Interactive Media & Services)	1,125	36,664
YETI Holdings, Inc.* (Leisure Products)	1,248	82,142
Yext, Inc.* (Software)	1,608	27,127
Y-mAbs Therapeutics, Inc.* (Biotechnology)	476	19,997
York Water Co. (Water Utilities)	203	8,818
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	449	17,228
ZIOPHARM Oncology, Inc.* (Biotechnology)	3,326	12,339
Zix Corp.* (Software)	852	6,944
Zogenix, Inc.* (Pharmaceuticals)	867	16,438
Zumiez, Inc.* (Specialty Retail)	327	14,087
Zuora, Inc.*—Class A (Software)	1,567	23,113
Zynex, Inc.* (Health Care Equipment & Supplies)	291	5,258

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

TOTAL COMMON STOCKS
(Cost $27,347,166)		$40,536,451

Trust (0.0%)
	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST
(Cost $—)		—

Repurchase Agreements(a)(b) (48.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%-0.02%, dated 1/31/21, due 2/1/21, total to be received $36,081,034	$36,081,000	$36,081,000

TOTAL REPURCHASE AGREEMENTS
(Cost $36,081,000)		36,081,000

TOTAL INVESTMENT SECURITIES
(Cost $63,428,166)—103.2%		76,617,451
Net other assets (liabilities)—-3.2%		(2,400,130)

NET ASSETS—100.0%		$74,217,321

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of January 31, 2021, this security represented 0.00% of the net assets of the ProFund.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2021, the aggregate amount held in a segregated account was $13,497,000.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	3/22/21	$206,820	$16,662

Total Return Swap Agreements—Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

iShares Russell 2000 ETF	Goldman Sachs International	3/1/21	0 .14%	$17,273,106	$(321,927)
Russell 2000 Index	Goldman Sachs International	3/1/21	0 .34%	34,386,370	(622,394)
				$51,659,476	$(944,321)

iShares Russell 2000 ETF	UBS AG	3/1/21	(0 .11%)	$20,436,540	$(397,201)
Russell 2000 Index	UBS AG	3/1/21	0 .09%	35,548,411	(606,000)
				$55,984,951	$(1,003,201)

				$107,644,427	$(1,947,522)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2021:
	Value	% of Net Assets
Aerospace & Defense	$331,579	0.4%
Air Freight & Logistics	115,822	0.2%
Airlines	123,646	0.2%
Auto Components	546,409	0.7%
Automobiles	33,563	NM
Banks	3,048,723	4.1%
Beverages	130,761	0.2%
Biotechnology	4,619,319	6.2%
Building Products	669,414	0.9%
Capital Markets	594,972	0.8%
Chemicals	649,445	0.9%
Commercial Services & Supplies	729,726	1.0%
Communications Equipment	396,002	0.5%
Construction & Engineering	563,440	0.8%
Construction Materials	59,795	0.1%
Consumer Finance	267,828	0.4%
Containers & Packaging	85,920	0.1%
Distributors	28,248	NM
Diversified Consumer Services	222,464	0.3%
Diversified Financial Services	69,233	0.1%
Diversified Telecommunication Services	279,579	0.4%
Electric Utilities	235,452	0.3%
Electrical Equipment	914,293	1.2%
Electronic Equipment, Instruments & Components	882,214	1.2%
Energy Equipment & Services	283,473	0.4%
Entertainment	117,672	0.2%
Equity Real Estate Investment Trusts	2,108,304	2.8%
Food & Staples Retailing	326,243	0.4%
Food Products	574,489	0.8%
Gas Utilities	333,686	0.5%
Health Care Equipment & Supplies	1,349,188	1.8%
Health Care Providers & Services	1,125,234	1.5%
Health Care Technology	520,302	0.7%
Hotels, Restaurants & Leisure	1,478,723	2.0%
Household Durables	833,882	1.1%
Household Products	97,711	0.1%
Independent Power and Renewable Electricity Producers	166,914	0.2%
Industrial Conglomerates	17,974	NM
Insurance	744,020	1.0%
Interactive Media & Services	155,545	0.2%
Internet & Direct Marketing Retail	384,385	0.5%
IT Services	780,391	1.1%
Leisure Products	273,725	0.4%
Life Sciences Tools & Services	376,672	0.5%
Machinery	1,464,994	2.0%
Marine	54,439	0.1%
Media	356,413	0.5%
Metals & Mining	628,042	0.8%
Mortgage Real Estate Investment Trusts	470,908	0.6%
Multiline Retail	119,781	0.2%
Multi-Utilities	150,752	0.2%
Oil, Gas & Consumable Fuels	654,860	0.9%
Paper & Forest Products	177,199	0.2%
Personal Products	144,290	0.2%

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2021 (unaudited)

	Value	% of Net Assets
Pharmaceuticals	$634,545	0.9%
Professional Services	479,109	0.6%
Real Estate Management & Development	371,940	0.5%
Road & Rail	203,637	0.3%
Semiconductors & Semiconductor Equipment	1,198,234	1.6%
Software	2,355,872	3.1%
Specialty Retail	1,453,178	2.0%
Technology Hardware, Storage & Peripherals	132,377	0.2%
Textiles, Apparel & Luxury Goods	378,011	0.5%
Thrifts & Mortgage Finance	665,293	0.9%
Tobacco	51,668	0.1%
Trading Companies & Distributors	531,156	0.7%
Water Utilities	161,654	0.2%
Wireless Telecommunication Services	51,719	0.1%
Other **	33,680,870	45.4%
Total	$74,217,321	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Additional financial disclosures are included in the notes to the financial statements of the funds’ shareholder report and should be read in conjunction with this report.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable - only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date March 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date April 6, 2021

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date March 26, 2021

* Print the name and title of each signing officer under his or her signature.